UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-58433

BMO Funds, Inc.

(Exact name of registrant as specified in charter)

111 East Kilbourn Avenue, Suite 200

              Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

John M. Blaser

BMO Asset Management Corp.

111 East Kilbourn Avenue, Suite 200

              Milwaukee, WI 53202

(Name and address of agent for service)

Copies to:

Michael P. O’Hare, Esq.

Stradley, Ronon, Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 236-3863

Date of fiscal year end: August 31

Date of reporting period: February 28, 2019

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”).

BMO Funds	February 28, 2019

Semi-Annual

report

Equity Funds

International & Global Funds

Alternative Funds

Fixed Income Funds

Money Market Funds

Notification of electronic delivery of shareholder materials

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your broker/dealer, investment professional, or financial institution. Instead, the reports will be made available online at bmofunds.com/documents, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by calling 1-800-236-FUND (3863), by sending an email request to bmofundsus.services@bmo.com, or by asking your broker/dealer, investment professional, or financial institution.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call the Funds toll-free at 1-800-236-FUND (3863) or send an email request to bmofundsus.services@bmo.com. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Funds.

Financial Information

Expense Example			2

Schedules of Investments:

Equity Funds:		Fixed Income Funds:
BMO Low Volatility Equity Fund	5	BMO Ultra Short Tax-Free Fund	47
BMO Dividend Income Fund	6	BMO Short Tax-Free Fund	49
BMO Large-Cap Value Fund	8	BMO Short-Term Income Fund	52
BMO Large-Cap Growth Fund	10	BMO Intermediate Tax-Free Fund	57
BMO Mid-Cap Value Fund	11	BMO Strategic Income Fund	59
BMO Mid-Cap Growth Fund	13	BMO TCH Corporate Income Fund	63
BMO Small-Cap Value Fund	15	BMO TCH Core Plus Bond Fund	66
BMO Small-Cap Core Fund	17	BMO High Yield Bond Fund	69
BMO Small-Cap Growth Fund	20	Money Market Funds:
International and Global Funds:		BMO Government Money Market Fund	72
BMO Global Low Volatility Equity Fund	22	BMO Tax-Free Money Market Fund	74
BMO Disciplined International Equity Fund	25	BMO Prime Money Market Fund	77
BMO Pyrford International Stock Fund	26	BMO Institutional Prime Money Market Fund	79
BMO LGM Emerging Markets Equity Fund	28
Alternative Funds:
BMO Alternative Strategies Fund	29
BMO Global Long/Short Equity Fund	44

Notes to Schedules of Investments			82
Statements of Assets and Liabilities			83
Statements of Operations			89
Statements of Changes in Net Assets			96
Financial Highlights			104
Notes to Financial Statements			116

Shareholder Report Disclosure of Directors’ Approval of Advisory Contracts			146

Not FDIC Insured	No Bank Guarantee	May Lose Value

Expense Example (Unaudited)

For the Six Months Ended February 28, 2019

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period ended February 28, 2019 (9/1/18-2/28/19).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual Expenses			Hypothetical Expenses
Fund	Beginning account value 9/1/18	Ending account value 2/28/19	Expenses paid during period 9/1/18- 2/28/19(1)	Ending account value 2/28/19	Expenses paid during period 9/1/18- 2/28/19(1)	Annualized Expense Ratio(1)
Low Volatility Equity Fund
Advisor	$1,000.00	$1,026.30	$4.52	$1,020.33	$4.51	0.90%
Institutional	1,000.00	1,028.20	3.27	1,021.57	3.26	0.65
Dividend Income Fund
Advisor	1,000.00	976.10	4.41	1,020.33	4.51	0.90
Institutional	1,000.00	977.00	3.19	1,021.57	3.26	0.65
Large-Cap Value Fund
Advisor	1,000.00	959.00	3.84	1,020.88	3.96	0.79
Institutional	1,000.00	960.40	2.62	1,022.12	2.71	0.54
Retirement class R-6	1,000.00	961.00	1.90	1,022.86	1.96	0.39
Large-Cap Growth Fund
Investor	1,000.00	952.30	3.82	1,020.88	3.96	0.79
Advisor	1,000.00	951.60	3.82	1,020.88	3.96	0.79
Institutional	1,000.00	953.20	2.62	1,022.12	2.71	0.54
Retirement class R-6	1,000.00	954.00	1.89	1,022.86	1.96	0.39

Expense Example (Unaudited) (continued)

	Actual Expenses			Hypothetical Expenses
Fund	Beginning account value 9/1/18	Ending account value 2/28/19	Expenses paid during period 9/1/18- 2/28/19(1)	Ending account value 2/28/19	Expenses paid during period 9/1/18- 2/28/19(1)	Annualized Expense Ratio(1)
Mid-Cap Value Fund
Advisor	$1,000.00	$955.30	$6.01	$1,018.65	$6.21	1.24%
Institutional	1,000.00	956.40	4.80	1,019.89	4.96	0.99
Retirement class R-6	1,000.00	956.50	4.07	1,020.63	4.21	0.84
Mid-Cap Growth Fund
Advisor	1,000.00	977.10	6.08	1,018.65	6.21	1.24
Institutional	1,000.00	972.50	4.84	1,019.89	4.96	0.99
Retirement class R-3	1,000.00	1,000.00	0.00	1,024.79	0.00	0.00
Retirement class R-6	1,000.00	972.70	4.11	1,020.63	4.21	0.84
Small-Cap Value Fund
Advisor	1,000.00	906.50	5.86	1,018.65	6.21	1.24
Institutional	1,000.00	907.30	4.68	1,019.89	4.96	0.99
Retirement class R-6	1,000.00	908.10	3.97	1,020.63	4.21	0.84
Small-Cap Core Fund
Advisor	1,000.00	886.60	5.38	1,019.09	5.76	1.15
Institutional	1,000.00	888.20	4.21	1,020.33	4.51	0.90
Small-Cap Growth Fund
Advisor	1,000.00	883.10	5.79	1,018.65	6.21	1.24
Institutional	1,000.00	884.10	4.62	1,019.89	4.96	0.99
Global Low Volatility Equity Fund
Investor	1,000.00	1,000.00	0.00	1,024.79	0.00	0.00
Advisor	1,000.00	1,008.60	5.48	1,019.34	5.51	1.10
Institutional	1,000.00	1,010.60	4.24	1,020.58	4.26	0.85
Disciplined International Equity Fund
Advisor	1,000.00	960.60	0.00	1,024.79	0.00	0.00
Institutional	1,000.00	962.50	0.00	1,024.79	0.00	0.00
Pyrford International Stock Fund
Advisor	1,000.00	984.30	5.85	1,018.89	5.96	1.19
Institutional	1,000.00	986.10	4.63	1,020.13	4.71	0.94
Retirement class R-3	1,000.00	1,000.00	0.00	1,024.79	0.00	0.00
Retirement class R-6	1,000.00	986.40	3.89	1,020.88	3.96	0.79
Class F-3	1,000.00	1,000.00	3.82	1,020.98	3.86	0.77
LGM Emerging Markets Equity Fund
Investor	1,000.00	1,000.00	0.00	1,024.79	0.00	0.00
Advisor	1,000.00	976.00	6.86	1,017.85	7.00	1.40
Institutional	1,000.00	977.60	5.64	1,019.09	5.76	1.15
Alternative Strategies Fund
Advisor	1,000.00	952.70	9.39	1,015.17	9.69	1.94
Institutional	1,000.00	954.10	8.14	1,016.46	8.40	1.68
Global Long/Short Equity Fund
Advisor	1,000.00	947.10	10.04	1,014.48	10.39	2.08
Institutional	1,000.00	948.10	9.08	1,015.47	9.39	1.88
Ultra Short Tax-Free Fund
Advisor	1,000.00	1,007.90	2.74	1,022.07	2.76	0.55
Institutional	1,000.00	1,009.20	1.49	1,023.31	1.51	0.30
Short Tax-Free Fund
Advisor	1,000.00	1,010.20	2.74	1,022.07	2.76	0.55
Institutional	1,000.00	1,011.90	2.00	1,022.81	2.01	0.40

Expense Example (Unaudited) (continued)

	Actual Expenses			Hypothetical Expenses
Fund	Beginning account value 9/1/18	Ending account value 2/28/19	Expenses paid during period 9/1/18- 2/28/19(1)	Ending account value 2/28/19	Expenses paid during period 9/1/18- 2/28/19(1)	Annualized Expense Ratio(1)
Short-Term Income Fund
Advisor	$1,000.00	$1,014.80	$3.00	$1,021.82	$3.01	0.60%
Institutional	1,000.00	1,015.00	1.75	1,023.06	1.76	0.35
Intermediate Tax-Free Fund
Investor	1,000.00	1,017.20	2.75	1,022.07	2.76	0.55
Advisor	1,000.00	1,017.20	2.75	1,022.07	2.76	0.55
Institutional	1,000.00	1,019.20	1.55	1,023.26	1.56	0.31
Strategic Income Fund
Investor	1,000.00	1,026.70	4.02	1,020.83	4.01	0.80
Advisor	1,000.00	1,026.70	4.02	1,020.83	4.01	0.80
Institutional	1,000.00	1,027.90	2.77	1,022.07	2.76	0.55
TCH Corporate Income Fund
Investor	1,000.00	1,010.30	2.94	1,021.87	2.96	0.59
Advisor	1,000.00	1,010.30	2.94	1,021.87	2.96	0.59
Institutional	1,000.00	1,011.10	2.09	1,022.71	2.11	0.42
TCH Core Plus Bond Fund
Investor	1,000.00	1,013.70	2.85	1,021.97	2.86	0.57
Advisor	1,000.00	1,013.70	2.85	1,021.97	2.86	0.57
Institutional	1,000.00	1,015.80	1.60	1,023.21	1.61	0.32
High Yield Bond Fund
Advisor	1,000.00	1,021.00	4.51	1,020.33	4.51	0.90
Institutional	1,000.00	1,022.20	3.26	1,021.57	3.26	0.65
Government Money Market Fund
Investor	1,000.00	1,009.00	2.24	1,022.56	2.26	0.45
Premier	1,000.00	1,010.20	1.00	1,023.80	1.00	0.20
Tax-Free Money Market Fund
Investor	1,000.00	1,005.90	2.24	1,022.56	2.26	0.45
Premier	1,000.00	1,007.10	1.00	1,023.80	1.00	0.20
Prime Money Market Fund
Investor	1,000.00	1,009.80	2.24	1,022.56	2.26	0.45
Premier	1,000.00	1,011.00	1.00	1,023.80	1.00	0.20
Institutional Prime Money Market Fund
Investor	1,000.00	1,009.90	2.24	1,022.56	2.26	0.45
Premier	1,000.00	1,011.20	1.00	1,023.80	1.00	0.20

(1)

Expenses are equal to the Funds’ annualized expense ratios for the period September 1, 2018 through February 28, 2019, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). These expenses and ratios are exclusive of acquired fund fees and expenses.

February 28, 2019 (Unaudited)

Schedules of Investments	BMO Funds

Low Volatility Equity Fund

Description	Shares	Value
Common Stocks — 97.8%

Communication Services — 1.3%

Integrated Telecommunication Services — 1.3%
Verizon Communications, Inc.	34,943	$1,988,956

Consumer Discretionary — 14.8%

Advertising — 1.2%
Omnicom Group, Inc. (1)	25,055	1,896,664

Apparel Retail — 1.7%
TJX Cos., Inc.	51,560	2,644,512

Apparel, Accessories & Luxury Goods — 0.4%
Carter’s, Inc. (1)	5,895	574,409

Automotive Retail — 2.3%
AutoZone, Inc. (2)	3,760	3,530,527

Cable & Satellite — 0.4%
Sirius XM Holdings, Inc. (1)	106,726	632,885

Computer & Electronics Retail — 0.3%
Best Buy Co., Inc. (1)	6,543	450,420

Education Services — 3.3%
Bright Horizons Family Solutions, Inc. (1)(2)	27,370	3,393,880
Graham Holdings Co., Class B (1)	963	658,413
Grand Canyon Education, Inc. (1)(2)	8,494	982,586

		5,034,879

General Merchandise Stores — 1.2%
Dollar General Corp.	10,058	1,191,471
Target Corp. (1)	7,682	558,020

		1,749,491

Movies & Entertainment — 2.1%
Madison Square Garden Co., Class A (2)	2,660	766,453
Walt Disney Co. (1)	22,123	2,496,359

		3,262,812

Publishing — 0.2%
John Wiley & Sons, Inc., Class A	6,385	331,318

Restaurants — 1.2%
Brinker International, Inc. (1)	7,799	356,960
Darden Restaurants, Inc. (1)	12,389	1,388,931

		1,745,891

Specialized Consumer Services — 0.5%
ServiceMaster Global Holdings, Inc. (1)(2)	17,634	796,351

Total Consumer Discretionary		22,650,159

Consumer Staples — 15.2%

Agricultural Products — 1.9%
Ingredion, Inc.	31,894	2,948,600

Food Distributors — 2.9%
Sysco Corp. (1)	27,860	1,881,943
U.S. Foods Holding Corp. (1)(2)	70,103	2,470,430

		4,352,373

Food Retail — 2.3%
Kroger Co.	100,463	2,946,580
Sprouts Farmers Market, Inc. (1)(2)	26,303	613,386

		3,559,966

Household Products — 0.3%
Church & Dwight Co., Inc. (1)	6,439	423,686

Description	Shares	Value
Common Stocks (continued)

Consumer Staples (continued)

Hypermarkets & Super Centers — 4.0%
Costco Wholesale Corp. (1)	13,414	$2,934,178
Walmart, Inc. (1)	31,294	3,097,793

		6,031,971

Packaged Foods & Meats — 1.8%
Flowers Foods, Inc. (1)	59,447	1,216,880
Hershey Co.	8,454	935,689
J.M. Smucker Co. (1)	2,863	303,220
Kellogg Co. (1)	6,543	368,109

		2,823,898

Soft Drinks — 2.0%
PepsiCo, Inc.	25,757	2,978,540

Total Consumer Staples		23,119,034

Energy — 4.3%

Integrated Oil & Gas — 3.4%
Chevron Corp.	23,801	2,846,123
Exxon Mobil Corp. (1)	12,435	982,738
Occidental Petroleum Corp.	20,087	1,328,755

		5,157,616

Oil & Gas-Equipment & Services — 0.3%
Schlumberger, Ltd.	10,112	445,535

Oil & Gas-Exploration & Production — 0.2%
ConocoPhillips	5,641	382,742

Oil & Gas-Refining & Marketing — 0.4%
Valero Energy Corp.	7,682	626,544

Total Energy		6,612,437

Financials — 14.6%

Consumer Finance — 1.4%
American Express Co.	20,607	2,220,198

Financial Exchanges & Data — 1.0%
Morningstar, Inc. (1)	12,657	1,601,870

Life & Health Insurance — 2.3%
Aflac, Inc.	70,971	3,487,515

Property & Casualty Insurance — 4.3%
Allstate Corp.	31,591	2,981,559
Axis Capital Holdings, Ltd.	11,779	672,228
Progressive Corp. (1)	22,759	1,659,131
Travelers Cos., Inc. (1)	9,142	1,215,063

		6,527,981

Regional Banks — 2.7%
Citizens Financial Group, Inc.	28,908	1,067,862
PNC Financial Services Group, Inc.	14,605	1,840,522
Popular, Inc. (1)	15,909	896,949
Regions Financial Corp.	18,122	297,201

		4,102,534

Reinsurance — 2.9%
Everest Re Group, Ltd. (1)	13,615	3,078,487
RenaissanceRe Holdings, Ltd. (1)	8,734	1,284,335

		4,362,822

Total Financials		22,302,920

Healthcare — 13.6%

Healthcare Equipment — 3.2%
Baxter International, Inc.	44,033	3,290,586
Hill-Rom Holdings, Inc.	6,492	688,477
Medtronic PLC (1)	10,493	949,616

		4,928,679

(See Notes which are an integral part of the Financial Statements)

February 28, 2019 (Unaudited)

Schedules of Investments

Low Volatility Equity Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Healthcare (continued)

Healthcare Facilities — 0.3%
Universal Health Services, Inc., Class B (1)	2,933	$407,189

Healthcare Services — 0.9%
Cigna Corp.	6,789	1,184,273
MEDNAX, Inc. (1)(2)	7,835	257,850

		1,442,123

Managed Healthcare — 1.1%
Humana, Inc.	5,959	1,698,553

Pharmaceuticals — 8.1%
Bristol-Myers Squibb Co. (1)	18,950	978,957
Eli Lilly & Co. (1)	25,187	3,180,866
Johnson & Johnson	17,615	2,406,914
Merck & Co., Inc.	29,319	2,383,341
Pfizer, Inc. (1)	77,028	3,339,164

		12,289,242

Total Healthcare		20,765,786

Industrials — 6.7%

Aerospace & Defense — 3.0%
Huntington Ingalls Industries, Inc.	1,621	339,454
Lockheed Martin Corp. (1)	8,253	2,553,561
Northrop Grumman Corp. (1)	4,435	1,285,972
Raytheon Co. (1)	2,217	413,470

		4,592,457

Environmental & Facilities Services — 3.5%
Republic Services, Inc. (1)	21,908	1,718,245
Waste Management, Inc.	35,052	3,549,015

		5,267,260

Industrial Conglomerates — 0.2%
Carlisle Cos., Inc.	3,029	372,809

Total Industrials		10,232,526

Information Technology — 4.4%

Communications Equipment — 2.3%
Motorola Solutions, Inc. (1)	24,126	3,452,913

Data Processing & Outsourced Services — 1.6%
Genpact, Ltd.	74,755	2,483,361

Electronic Components — 0.2%
Dolby Laboratories, Inc., Class A	5,421	351,281

Internet Software & Services — 0.3%
eBay, Inc. (1)	10,819	401,926

Total Information Technology		6,689,481

Real Estate — 10.1%

Hotel & Resort REIT’s — 1.4%
Apple Hospitality REIT, Inc. (1)	126,364	2,082,479

Office REIT’s — 2.2%
Equity Commonwealth (1)	83,407	2,723,238
Highwoods Properties, Inc. (1)	7,521	348,297
Piedmont Office Realty Trust, Inc., Class A (1)	14,714	301,196

		3,372,731

Residential REIT’s — 4.5%
Equity LifeStyle Properties, Inc.	11,182	1,214,813
Essex Property Trust, Inc. (1)	12,442	3,481,769
UDR, Inc. (1)	50,631	2,249,029

		6,945,611

Description	Shares	Value
Common Stocks (continued)

Real Estate (continued)

Specialized REIT’s — 2.0%
Public Storage	14,279	$3,019,866

Total Real Estate		15,420,687

Utilities — 12.8%

Electric Utilities — 9.8%
American Electric Power Co., Inc. (1)	41,705	3,384,361
Avangrid, Inc. (1)	26,585	1,285,385
Entergy Corp. (1)	34,858	3,253,297
Exelon Corp. (1)	74,755	3,632,345
Xcel Energy, Inc. (1)	61,923	3,397,096

		14,952,484

Multi-Utilities — 3.0%
Ameren Corp.	50,525	3,599,401
Public Service Enterprise Group, Inc. (1)	16,181	951,604

		4,551,005

Total Utilities		19,503,489

Total Common Stocks (identified cost $123,818,634)		149,285,475

Short-Term Investments — 46.4%

Collateral Pool Investments for Securities on Loan — 44.3%

Collateral pool allocation (3)		67,630,658

Mutual Funds — 2.1%
BMO Institutional Prime Money Market Fund — Premier Class, 2.433% (4)	3,159,667	3,159,983

Total Short-Term Investments (identified cost $70,789,959)		70,790,641

Total Investments — 144.2% (identified cost $194,608,593)		220,076,116
Other Assets and Liabilities — (44.2)%		(67,498,853)

Total Net Assets — 100.0%		$152,577,263

Dividend Income Fund

Description	Shares	Value
Common Stocks — 97.6%

Communication Services — 4.5%

Integrated Telecommunication Services — 4.5%
AT&T, Inc.	119,244	$3,710,873
Verizon Communications, Inc. (1)	108,933	6,200,467

Total Communication Services		9,911,340

Consumer Discretionary — 10.0%

Auto Parts & Equipment — 0.5%
BorgWarner, Inc. (1)	25,546	1,037,423

Cable & Satellite — 2.5%
Comcast Corp., Class A	140,924	5,449,531

Computer & Electronics Retail — 1.0%
Best Buy Co., Inc.	31,911	2,196,753

Department Stores — 2.3%
Kohl’s Corp. (1)	54,245	3,663,165
Nordstrom, Inc. (1)	28,517	1,348,284

		5,011,449

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Dividend Income Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Consumer Discretionary (continued)

Home Improvement Retail — 1.1%
Lowe’s Cos., Inc.	23,886	$2,510,180

Hotels, Resorts & Cruise Lines — 1.1%
Carnival Corp. (1)	41,067	2,372,030

Restaurants — 1.5%
Darden Restaurants, Inc. (1)	30,377	3,405,565

Total Consumer Discretionary		21,982,931

Consumer Staples — 6.0%

Food Distributors — 2.1%
Sysco Corp. (1)	68,275	4,611,976

Food Retail — 0.9%
Kroger Co. (1)	63,233	1,854,624

Hypermarkets & Super Centers — 1.7%
Walmart, Inc. (1)	38,544	3,815,470

Soft Drinks — 1.3%
PepsiCo, Inc. (1)	24,004	2,775,823

Total Consumer Staples		13,057,893

Energy — 8.8%

Integrated Oil & Gas — 4.0%
Chevron Corp.	47,299	5,656,014
Occidental Petroleum Corp. (1)	47,319	3,130,152

		8,786,166

Oil & Gas-Exploration & Production — 0.5%
ConocoPhillips	16,044	1,088,586

Oil & Gas-Refining & Marketing — 2.7%
Marathon Petroleum Corp.	39,747	2,464,711
Valero Energy Corp.	42,310	3,450,804

		5,915,515

Oil & Gas-Storage & Transportation — 1.6%
Kinder Morgan, Inc.	179,625	3,441,615

Total Energy		19,231,882

Financials — 15.3%

Consumer Finance — 2.9%
Discover Financial Services	31,057	2,223,992
Navient Corp. (1)	97,984	1,197,364
Synchrony Financial	93,516	3,049,557

		6,470,913

Diversified Banks — 4.9%
Citigroup, Inc.	69,814	4,466,700
JPMorgan Chase & Co.	14,165	1,478,259
Wells Fargo & Co. (1)	96,182	4,798,520

		10,743,479

Investment Banking & Brokerage — 0.8%
Morgan Stanley	40,335	1,693,263

Life & Health Insurance — 1.9%
Prudential Financial, Inc. (1)	44,342	4,250,181

Property & Casualty Insurance — 1.0%
Allstate Corp.	23,624	2,229,633

Regional Banks — 3.8%
Citizens Financial Group, Inc.	111,879	4,132,810
KeyCorp (1)	59,575	1,052,095
Regions Financial Corp.	185,639	3,044,480

		8,229,385

Total Financials		33,616,854

Description	Shares	Value
Common Stocks (continued)

Healthcare — 11.7%

Biotechnology — 3.1%
AbbVie, Inc. (1)	51,872	$4,110,338
Amgen, Inc.	14,303	2,718,714

		6,829,052

Healthcare Services — 1.1%
CVS Health Corp.	41,962	2,426,662

Pharmaceuticals — 7.5%
Bristol-Myers Squibb Co. (1)	21,679	1,119,937
Eli Lilly & Co. (1)	41,325	5,218,934
Johnson & Johnson	14,902	2,036,209
Merck & Co., Inc.	25,042	2,035,664
Pfizer, Inc. (1)	138,361	5,997,950

		16,408,694

Total Healthcare		25,664,408

Industrials — 8.4%

Aerospace & Defense — 3.2%
Boeing Co.	13,192	5,803,953
Lockheed Martin Corp. (1)	3,969	1,228,048

		7,032,001

Airlines — 1.5%
Alaska Air Group, Inc. (1)	16,883	1,041,681
Delta Air Lines, Inc. (1)	43,409	2,152,218

		3,193,899

Construction Machinery & Heavy Trucks — 1.0%
Caterpillar, Inc. (1)	15,396	2,114,487

Environmental & Facilities Services — 0.5%
Republic Services, Inc. (1)	15,231	1,194,567

Industrial Machinery — 0.6%
Ingersoll-Rand PLC (1)	11,750	1,240,330

Railroads — 0.7%
Union Pacific Corp. (1)	9,757	1,636,249

Trucking — 0.9%
Ryder System, Inc. (1)	30,814	1,915,398

Total Industrials		18,326,931

Information Technology — 16.8%

Communications Equipment — 3.4%
Cisco Systems, Inc. (1)	118,078	6,112,898
Motorola Solutions, Inc. (1)	9,218	1,319,280

		7,432,178

Data Processing & Outsourced Services — 1.0%
Automatic Data Processing, Inc. (1)	15,342	2,347,786

Semiconductor Equipment — 1.6%
KLA-Tencor Corp. (1)	30,697	3,545,197

Semiconductors — 4.9%
Broadcom, Inc.	10,490	2,888,526
Intel Corp. (1)	73,248	3,879,214
Maxim Integrated Products, Inc. (1)	19,888	1,082,504
Texas Instruments, Inc. (1)	27,146	2,871,504

		10,721,748

Systems Software — 3.2%
Microsoft Corp.	62,277	6,976,892

Technology Hardware, Storage & Peripherals — 2.7%
Apple, Inc.	7,460	1,291,699
HP, Inc. (1)	127,155	2,508,768
NetApp, Inc. (1)	32,112	2,093,703

		5,894,170

Total Information Technology		36,917,971

(See Notes which are an integral part of the Financial Statements)

February 28, 2019 (Unaudited)

Schedules of Investments

Dividend Income Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Materials — 2.2%

Commodity Chemicals — 0.7%
LyondellBasell Industries NV, Class A	18,711	$1,600,165

Fertilizers & Agricultural Chemicals — 1.0%
CF Industries Holdings, Inc. (1)	51,814	2,186,551

Paper Packaging — 0.5%
WestRock Co. (1)	26,522	991,392

Total Materials		4,778,108

Real Estate — 6.8%

Hotel & Resort REIT’s — 2.3%
Host Hotels & Resorts, Inc. (1)	262,999	5,157,410

Residential REIT’s — 1.5%
Essex Property Trust, Inc. (1)	11,900	3,330,096

Retail REIT’s — 1.8%
Simon Property Group, Inc. (1)	21,600	3,913,056

Specialized REIT’s — 1.2%
CyrusOne, Inc. (1)	18,682	931,111
Lamar Advertising Co., Class A (1)	21,754	1,687,458

		2,618,569

Total Real Estate		15,019,131

Utilities — 7.1%

Electric Utilities — 2.9%
Entergy Corp. (1)	13,127	1,225,143
Exelon Corp.	103,983	5,052,534

		6,277,677

Independent Power Producers & Energy Traders — 2.3%
AES Corp.	294,315	5,071,047

Multi-Utilities — 1.9%
Ameren Corp.	15,798	1,125,449
CenterPoint Energy, Inc. (1)	100,104	3,017,135

		4,142,584

Total Utilities		15,491,308

Total Common Stocks (identified cost $180,374,196)		213,998,757

Short-Term Investments — 49.3%

Collateral Pool Investments for Securities on Loan — 46.3%

Collateral pool allocation (3)		101,536,426

Mutual Funds — 3.0%
BMO Institutional Prime Money Market Fund — Premier Class, 2.433% (4)	6,461,658	6,462,305

Total Short-Term Investments (identified cost $107,998,466)		107,998,731

Total Investments — 146.9% (identified cost $288,372,662)		321,997,488
Other Assets and Liabilities — (46.9)%		(102,741,731)

Total Net Assets — 100.0%		$219,255,757

Large-Cap Value Fund

Description	Shares	Value
Common Stocks — 98.8%

Communication Services — 0.6%

Integrated Telecommunication Services — 0.6%
Verizon Communications, Inc. (1)	34,195	$1,946,379

Consumer Discretionary — 9.1%

Apparel, Accessories & Luxury Goods — 0.4%
Ralph Lauren Corp. (1)	9,755	1,221,033

Auto Parts & Equipment — 0.6%
Lear Corp. (1)	12,637	1,921,709

Automotive Retail — 0.4%
AutoZone, Inc. (2)	1,272	1,194,370

Cable & Satellite — 3.3%
Comcast Corp., Class A	269,874	10,436,027

Department Stores — 1.2%
Kohl’s Corp. (1)	33,998	2,295,885
Nordstrom, Inc. (1)	33,154	1,567,521

		3,863,406

General Merchandise Stores — 0.8%
Target Corp. (1)	36,880	2,678,963

Home Improvement Retail — 1.4%
Lowe’s Cos., Inc.	42,687	4,485,977

Homefurnishing Retail — 0.4%
Williams-Sonoma, Inc. (1)	21,610	1,256,838

Internet & Direct Marketing Retail — 0.4%
Expedia Group, Inc. (1)	10,028	1,236,553

Tires & Rubber — 0.2%
Goodyear Tire & Rubber Co. (1)	39,489	781,092

Total Consumer Discretionary		29,075,968

Consumer Staples — 6.6%

Food Distributors — 0.3%
Sysco Corp. (1)	13,379	903,751

Food Retail — 1.4%
Kroger Co. (1)	155,123	4,549,758

Household Products — 1.0%
Kimberly-Clark Corp. (1)	27,958	3,266,333

Hypermarkets & Super Centers — 3.1%
Walmart, Inc. (1)	98,903	9,790,408

Soft Drinks — 0.8%
PepsiCo, Inc.	23,450	2,711,758

Total Consumer Staples		21,222,008

Energy — 8.8%

Integrated Oil & Gas — 3.4%
Chevron Corp.	92,504	11,061,628

Oil & Gas-Exploration & Production — 2.3%
ConocoPhillips	107,702	7,307,581

Oil & Gas-Refining & Marketing — 3.1%
Marathon Petroleum Corp.	50,907	3,156,743
PBF Energy, Inc., Class A (1)	48,867	1,518,298
Valero Energy Corp.	63,689	5,194,475

		9,869,516

Total Energy		28,238,725

Financials — 21.9%

Consumer Finance — 3.3%
American Express Co.	23,676	2,550,852

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Large-Cap Value Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Financials (continued)

Consumer Finance (continued)
Capital One Financial Corp.	48,113	$4,021,285
Synchrony Financial	127,800	4,167,558

		10,739,695

Diversified Banks — 6.0%
Bank of America Corp.	146,375	4,256,585
Citigroup, Inc.	150,044	9,599,815
Wells Fargo & Co.	107,595	5,367,915

		19,224,315

Investment Banking & Brokerage — 1.0%
Morgan Stanley	76,607	3,215,962

Life & Health Insurance — 3.1%
Prudential Financial, Inc. (1)	62,681	6,007,974
Unum Group	103,582	3,869,823

		9,877,797

Property & Casualty Insurance — 3.3%
Allstate Corp.	73,717	6,957,410
Travelers Cos., Inc. (1)	27,504	3,655,557

		10,612,967

Regional Banks — 4.2%
Citizens Financial Group, Inc.	155,624	5,748,751
KeyCorp (1)	152,028	2,684,814
Regions Financial Corp.	187,962	3,082,577
Zions Bancorp NA (1)	37,398	1,911,038

		13,427,180

Reinsurance — 1.0%
Everest Re Group, Ltd. (1)	14,884	3,365,421

Total Financials		70,463,337

Healthcare — 14.5%

Biotechnology — 1.7%
AbbVie, Inc. (1)	29,395	2,329,260
Amgen, Inc.	15,786	3,000,603

		5,329,863

Healthcare Distributors — 0.4%
Cardinal Health, Inc. (1)	26,061	1,416,155

Healthcare Equipment — 1.9%
Hill-Rom Holdings, Inc.	35,334	3,747,170
Hologic, Inc. (1)(2)	52,758	2,487,540

		6,234,710

Healthcare Technology — 0.5%
Cerner Corp. (1)(2)	29,268	1,637,544

Life Sciences Tools & Services — 0.2%
Charles River Laboratories International, Inc. (1)(2)	5,357	761,605

Pharmaceuticals — 9.8%
Bristol-Myers Squibb Co. (1)	107,598	5,558,513
Eli Lilly & Co. (1)	58,992	7,450,099
Merck & Co., Inc.	60,636	4,929,100
Mylan NV (1)(2)	43,248	1,141,315
Pfizer, Inc. (1)	282,125	12,230,119

		31,309,146

Total Healthcare		46,689,023

Description	Shares	Value
Common Stocks (continued)

Industrials — 7.3%

Aerospace & Defense — 1.4%
Huntington Ingalls Industries, Inc. (1)	21,399	$4,481,165

Airlines — 2.6%
Southwest Airlines Co. (1)	87,732	4,916,501
United Continental Holdings, Inc. (2)	38,794	3,406,501

		8,323,002

Building Products — 0.7%
Masco Corp.	59,427	2,232,078

Construction Machinery & Heavy Trucks — 2.6%
Allison Transmission Holdings, Inc.	92,274	4,586,018
Oshkosh Corp. (1)	25,599	1,991,858
Terex Corp. (1)	54,775	1,839,892

		8,417,768

Total Industrials		23,454,013

Information Technology — 11.0%

Communications Equipment — 4.3%
Cisco Systems, Inc. (1)	156,261	8,089,632
F5 Networks, Inc. (1)(2)	33,077	5,561,567

		13,651,199

Consulting & Other Services — 1.1%
DXC Technology Co.	55,638	3,664,319

Data Processing & Outsourced Services — 0.8%
Alliance Data Systems Corp. (1)	15,145	2,620,085

Semiconductors — 2.3%
Intel Corp. (1)	138,882	7,355,191

Systems Software — 1.0%
Microsoft Corp.	29,665	3,323,370

Technology Hardware, Storage & Peripherals — 1.5%
NetApp, Inc. (1)	71,952	4,691,270

Total Information Technology		35,305,434

Materials — 3.0%

Commodity Chemicals — 0.8%
LyondellBasell Industries NV, Class A	31,714	2,712,181

Metal & Glass Containers — 1.6%
Berry Global Group, Inc. (1)(2)	96,108	5,042,787

Steel — 0.6%
Steel Dynamics, Inc.	54,609	2,038,008

Total Materials		9,792,976

Real Estate — 7.8%

Healthcare REIT’s — 0.6%
Medical Properties Trust, Inc. (1)	109,954	2,004,462

Hotel & Resort REIT’s — 1.0%
Host Hotels & Resorts, Inc. (1)	168,316	3,300,677

Office REIT’s — 1.8%
Boston Properties, Inc. (1)	42,861	5,687,226

Residential REIT’s — 3.8%
Camden Property Trust	34,699	3,403,625
Equity LifeStyle Properties, Inc. (1)	18,235	1,981,050
Essex Property Trust, Inc. (1)	23,877	6,681,740

		12,066,415

Specialized REIT’s — 0.6%
EPR Properties (1)	26,988	1,983,078

Total Real Estate		25,041,858

(See Notes which are an integral part of the Financial Statements)

February 28, 2019 (Unaudited)

Schedules of Investments

Large-Cap Value Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Utilities — 8.2%

Electric Utilities — 4.5%
Entergy Corp.	70,804	$6,608,137
Exelon Corp.	157,637	7,659,582

		14,267,719

Independent Power Producers & Energy Traders — 2.0%
AES Corp.	376,969	6,495,176

Multi-Utilities — 1.7%
Ameren Corp. (1)	76,618	5,458,266

Total Utilities		26,221,161

Total Common Stocks (identified cost $273,951,169)		317,450,882

Short-Term Investments — 39.2%

Collateral Pool Investments for Securities on Loan — 38.2%

Collateral pool allocation (3)		122,679,982

Mutual Funds — 1.0%
BMO Institutional Prime Money Market Fund — Premier Class, 2.433% (4)	3,185,507	3,185,825

Total Short-Term Investments (identified cost $125,865,257)		125,865,807

Total Investments — 138.0% (identified cost $399,816,426)		443,316,689
Other Assets and Liabilities — (38.0)%		(122,100,394)

Total Net Assets — 100.0%		$321,216,295

Large-Cap Growth Fund

Description	Shares	Value
Common Stocks — 96.9%

Consumer Discretionary — 15.3%

Apparel Retail — 1.1%
Burlington Stores, Inc. (1)(2)	23,779	$4,036,247

Automotive Retail — 2.0%
AutoZone, Inc. (2)	1,924	1,806,578
O’Reilly Automotive, Inc. (1)(2)	14,861	5,527,698

		7,334,276

Cable & Satellite — 2.7%
Comcast Corp., Class A	180,230	6,969,494
Sirius XM Holdings, Inc. (1)	480,883	2,851,636

		9,821,130

Department Stores — 0.4%
Nordstrom, Inc. (1)	34,406	1,626,716

Footwear — 0.7%
Deckers Outdoor Corp. (1)(2)	18,104	2,678,487

Homefurnishing Retail — 0.7%
Williams-Sonoma, Inc. (1)	43,850	2,550,316

Internet & Direct Marketing Retail — 7.7%
Amazon.com, Inc. (2)	11,190	18,349,698
Expedia Group, Inc. (1)	50,539	6,231,964
TripAdvisor, Inc. (1)(2)	72,279	3,843,074

		28,424,736

Total Consumer Discretionary		56,471,908

Description	Shares	Value
Common Stocks (continued)

Consumer Staples — 4.5%

Food Distributors — 0.8%
Sysco Corp. (1)	44,314	$2,993,411

Household Products — 0.3%
Energizer Holdings, Inc. (1)	24,902	1,142,504

Hypermarkets & Super Centers — 1.5%
Walmart, Inc. (1)	54,132	5,358,526

Packaged Foods & Meats — 1.9%
Hershey Co.	27,174	3,007,618
Post Holdings, Inc. (1)(2)	38,921	3,965,272

		6,972,890

Total Consumer Staples		16,467,331

Energy — 2.2%

Oil & Gas-Exploration & Production — 2.2%
ConocoPhillips	75,121	5,096,960
EOG Resources, Inc. (1)	29,764	2,797,816

Total Energy		7,894,776

Financials — 7.2%

Consumer Finance — 3.1%
American Express Co. (1)	75,389	8,122,411
Discover Financial Services	47,293	3,386,652

		11,509,063

Diversified Banks — 0.9%
U.S. Bancorp	64,397	3,328,681

Investment Banking & Brokerage — 0.8%
Evercore, Inc., Class A (1)	30,534	2,812,181

Property & Casualty Insurance — 2.4%
Allstate Corp.	46,558	4,394,144
Progressive Corp.	63,099	4,599,917

		8,994,061

Total Financials		26,643,986

Healthcare — 12.2%

Biotechnology — 4.6%
AbbVie, Inc. (1)	108,208	8,574,402
Amgen, Inc.	45,003	8,554,170

		17,128,572

Healthcare Equipment — 1.2%
Edwards Lifesciences Corp. (1)(2)	12,070	2,043,331
Intuitive Surgical, Inc. (1)(2)	4,233	2,318,033

		4,361,364

Healthcare Facilities — 0.6%
HCA Healthcare, Inc.	17,134	2,382,311

Healthcare Services — 1.4%
Cigna Corp. (2)	28,462	4,964,911

Pharmaceuticals — 4.4%
Eli Lilly & Co. (1)	71,933	9,084,419
Jazz Pharmaceuticals PLC (1)(2)	23,745	3,325,012
Zoetis, Inc.	39,090	3,683,451

		16,092,882

Total Healthcare		44,930,040

Industrials — 11.8%

Aerospace & Defense — 3.2%
Boeing Co.	26,661	11,729,773

Airlines — 1.8%
Southwest Airlines Co.	115,165	6,453,847

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Large-Cap Growth Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Industrials (continued)

Building Products — 1.6%
Masco Corp. (1)	153,386	$5,761,178

Construction Machinery & Heavy Trucks — 1.6%
Allison Transmission Holdings, Inc. (1)	120,289	5,978,363

Railroads — 1.6%
Genesee & Wyoming, Inc., Class A (1)(2)	74,164	6,081,448

Research & Consulting Services — 0.5%
CoStar Group, Inc. (1)(2)	4,322	1,977,445

Trading Companies & Distributors — 1.5%
WW Grainger, Inc. (1)	18,283	5,572,110

Total Industrials		43,554,164

Information Technology — 39.1%

Application Software — 4.4%
Adobe, Inc. (2)	23,158	6,078,975
salesforce.com, Inc. (2)	53,502	8,755,602
Ultimate Software Group, Inc. (2)	3,819	1,265,999

		16,100,576

Communications Equipment — 3.3%
F5 Networks, Inc. (1)(2)	30,759	5,171,818
Palo Alto Networks, Inc. (1)(2)	28,485	7,015,001

		12,186,819

Data Processing & Outsourced Services — 8.1%
Alliance Data Systems Corp. (1)	25,080	4,338,840
Mastercard, Inc., Class A	47,647	10,709,616
Sabre Corp. (1)	54,943	1,232,372
Visa, Inc., Class A (1)	92,616	13,718,282

		29,999,110

Internet Software & Services — 5.2%
Alphabet, Inc., Class A (1)(2)	3,602	4,057,833
Alphabet, Inc., Class C (2)	10,719	12,004,423
Facebook, Inc., Class A (2)	19,907	3,213,985

		19,276,241

Semiconductors — 4.8%
Intel Corp. (1)	125,739	6,659,137
Texas Instruments, Inc.	23,057	2,438,970
Xilinx, Inc. (1)	68,706	8,608,862

		17,706,969

Systems Software — 7.3%
Fortinet, Inc. (1)(2)	78,904	6,848,078
Microsoft Corp.	178,969	20,049,897

		26,897,975

Technology Hardware, Storage & Peripherals — 6.0%
Apple, Inc.	96,375	16,687,331
NetApp, Inc. (1)	82,375	5,370,850

		22,058,181

Total Information Technology		144,225,871

Materials — 2.1%

Commodity Chemicals — 0.5%
Westlake Chemical Corp. (1)	25,040	1,749,545

Description	Shares	Value
Common Stocks (continued)

Materials (continued)

Metal & Glass Containers — 1.6%
Berry Global Group, Inc. (1)(2)	116,984	$6,138,150

Total Materials		7,887,695

Real Estate — 2.5%

Residential REIT’s — 2.5%
Equity LifeStyle Properties, Inc. (1)	20,514	2,228,641
Essex Property Trust, Inc. (1)	24,709	6,914,567

Total Real Estate		9,143,208

Total Common Stocks (identified cost $261,429,956)		357,218,979

Short-Term Investments — 42.1%

Collateral Pool Investments for Securities on Loan — 39.2%

Collateral pool allocation (3)		144,779,531

Mutual Funds — 2.9%
BMO Institutional Prime Money Market Fund — Premier Class, 2.433% (4)	10,673,443	10,674,510

Total Short-Term Investments (identified cost $155,454,014)		155,454,041

Total Investments — 139.0% (identified cost $416,883,970)		512,673,020
Other Assets and Liabilities — (39.0)%		(143,867,683)

Total Net Assets — 100.0%		$368,805,337

Mid-Cap Value Fund

Description	Shares	Value
Common Stocks — 97.8%

Consumer Discretionary — 13.1%

Advertising — 1.2%
Omnicom Group, Inc. (1)	28,678	$2,170,925

Apparel, Accessories & Luxury Goods — 1.4%
Ralph Lauren Corp. (1)	19,053	2,384,864

Auto Parts & Equipment — 1.2%
Lear Corp. (1)	13,430	2,042,300

Automotive Retail — 1.6%
AutoZone, Inc. (2)	3,024	2,839,445

Broadcasting — 1.4%
AMC Networks, Inc., Class A (1)(2)	36,261	2,382,710

Department Stores — 1.4%
Kohl’s Corp. (1)	36,149	2,441,142

Homefurnishing Retail — 1.4%
Williams-Sonoma, Inc. (1)	40,634	2,363,274

Leisure Products — 1.1%
Brunswick Corp. (1)	37,941	2,001,008

Publishing — 1.2%
News Corp., Class A (1)	154,407	2,010,379

Specialized Consumer Services — 1.2%
ServiceMaster Global Holdings, Inc. (1)(2)	47,969	2,166,280

Total Consumer Discretionary		22,802,327

(See Notes which are an integral part of the Financial Statements)

February 28, 2019 (Unaudited)

Schedules of Investments

Mid-Cap Value Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Consumer Staples — 6.0%

Agricultural Products — 0.7%
Ingredion, Inc. (1)	13,433	$1,241,881

Brewers — 1.3%
Molson Coors Brewing Co., Class B (1)	36,729	2,264,710

Food Distributors — 1.4%
Sysco Corp. (1)	36,184	2,444,229

Food Retail — 1.2%
Kroger Co. (1)	69,246	2,030,985

Packaged Foods & Meats — 1.4%
Hershey Co.	21,411	2,369,770

Total Consumer Staples		10,351,575

Energy — 4.5%

Oil & Gas-Exploration & Production — 2.2%
Cimarex Energy Co. (1)	26,914	1,935,386
Continental Resources, Inc. (1)(2)	42,220	1,883,434

		3,818,820

Oil & Gas-Refining & Marketing — 2.3%
Marathon Petroleum Corp.	33,409	2,071,692
PBF Energy, Inc., Class A (1)	61,201	1,901,515

		3,973,207

Total Energy		7,792,027

Financials — 19.1%

Asset Management & Custody Banks — 1.4%
Ameriprise Financial, Inc. (1)	18,228	2,399,351

Consumer Finance — 1.4%
Discover Financial Services	33,290	2,383,897

Investment Banking & Brokerage — 1.2%
E*TRADE Financial Corp.	41,734	2,044,549

Life & Health Insurance — 2.6%
Athene Holding, Ltd., Class A (1)(2)	53,614	2,388,504
Unum Group	55,410	2,070,117

		4,458,621

Multi-Line Insurance — 3.9%
American Financial Group, Inc. (1)	20,313	2,024,394
American National Insurance Co.	16,477	2,425,250
Hartford Financial Services Group, Inc.	49,221	2,429,548

		6,879,192

Property & Casualty Insurance — 1.0%
Old Republic International Corp.	84,924	1,771,515

Regional Banks — 7.6%
BankUnited, Inc. (1)	52,015	1,898,027
Comerica, Inc. (1)	23,603	2,056,057
Regions Financial Corp.	135,962	2,229,777
Signature Bank (1)	15,361	2,085,409
SunTrust Banks, Inc.	36,304	2,355,041
TCF Financial Corp.	114,325	2,618,043

		13,242,354

Total Financials		33,179,479

Healthcare — 8.3%

Biotechnology — 0.8%
United Therapeutics Corp. (1)(2)	10,951	1,383,002

Description	Shares	Value
Common Stocks (continued)

Healthcare (continued)

Healthcare Equipment — 4.5%
Hill-Rom Holdings, Inc.	23,960	$2,540,958
Hologic, Inc. (1)(2)	53,692	2,531,578
STERIS PLC (1)	22,811	2,759,218

		7,831,754

Healthcare Technology — 1.2%
Cerner Corp. (1)(2)	37,435	2,094,488

Life Sciences Tools & Services — 1.8%
Charles River Laboratories International, Inc. (2)	21,327	3,032,060

Total Healthcare		14,341,304

Industrials — 11.1%

Airlines — 0.9%
JetBlue Airways Corp. (1)(2)	91,565	1,529,135

Construction Machinery & Heavy Trucks — 2.6%
Allison Transmission Holdings, Inc.	44,605	2,216,869
Cummins, Inc. (1)	14,867	2,290,856

		4,507,725

Electrical Components & Equipment — 1.3%
Regal Beloit Corp.	26,286	2,201,715

Environmental & Facilities Services — 1.2%
Republic Services, Inc. (1)	25,493	1,999,416

Human Resource & Employment Services — 1.1%
Robert Half International, Inc. (1)	28,574	1,948,461

Trading Companies & Distributors — 2.6%
United Rentals, Inc. (1)(2)	15,772	2,122,754
WESCO International, Inc. (2)	43,798	2,384,801

		4,507,555

Trucking — 1.4%
Ryder System, Inc. (1)	40,080	2,491,373

Total Industrials		19,185,380

Information Technology — 8.7%

Communications Equipment — 1.5%
Juniper Networks, Inc. (1)	96,594	2,615,766

Data Processing & Outsourced Services — 1.0%
Sabre Corp. (1)	81,186	1,821,002

Electronic Equipment & Instruments — 1.1%
National Instruments Corp. (1)	40,083	1,873,479

Electronic Manufacturing Services — 1.5%
Jabil, Inc. (1)	93,013	2,641,569

Internet Software & Services — 1.2%
Akamai Technologies, Inc. (1)(2)	28,693	1,998,754

Semiconductors — 1.0%
ON Semiconductor Corp. (1)(2)	83,651	1,796,823

Technology Distributors — 1.4%
CDW Corp. (1)	25,559	2,399,735

Total Information Technology		15,147,128

Materials — 4.4%

Commodity Chemicals — 1.0%
Cabot Corp.	35,918	1,683,836

Copper — 0.8%
Freeport-McMoRan, Inc. (1)	111,482	1,438,118

Metal & Glass Containers — 1.6%
Owens-Illinois, Inc. (1)	137,768	2,744,338

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Mid-Cap Value Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Materials (continued)

Paper Packaging — 1.0%
WestRock Co.	48,199	$1,801,679

Total Materials		7,667,971

Real Estate — 12.3%

Hotel & Resort REIT’s — 1.8%
Host Hotels & Resorts, Inc. (1)	164,030	3,216,628

Office REIT’s — 2.9%
Highwoods Properties, Inc. (1)	56,364	2,610,217
Piedmont Office Realty Trust, Inc., Class A (1)	117,563	2,406,515

		5,016,732

Real Estate Services — 0.7%
Realogy Holdings Corp. (1)	90,529	1,231,194

Residential REIT’s — 3.2%
Essex Property Trust, Inc. (1)	10,494	2,936,641
UDR, Inc. (1)	57,440	2,551,485

		5,488,126

Retail REIT’s — 1.1%
Brixmor Property Group, Inc. (1)	108,700	1,897,902

Specialized REIT’s — 2.6%
Digital Realty Trust, Inc. (1)	17,003	1,923,379
Lamar Advertising Co., Class A (1)	32,414	2,514,354

		4,437,733

Total Real Estate		21,288,315

Utilities — 10.3%

Electric Utilities — 2.8%
Entergy Corp.	28,363	2,647,119
Xcel Energy, Inc. (1)	41,162	2,258,147

		4,905,266

Gas Utilities — 1.7%
UGI Corp. (1)	51,522	2,828,558

Independent Power Producers & Energy Traders — 2.0%
AES Corp.	204,173	3,517,901

Multi-Utilities — 3.8%
Ameren Corp. (1)	42,147	3,002,552
CenterPoint Energy, Inc. (1)	120,833	3,641,907

		6,644,459

Total Utilities		17,896,184

Total Common Stocks (identified cost $151,257,185)		169,651,690

Short-Term Investments — 50.0%

Collateral Pool Investments for Securities on Loan — 47.9%

Collateral pool allocation (3)		83,041,749

Mutual Funds — 2.1%
BMO Institutional Prime Money Market Fund — Premier Class, 2.433% (4)	3,724,390	3,724,762

Total Short-Term Investments (identified cost $86,766,201)		86,766,511

Total Investments — 147.8% (identified cost $238,023,386)		256,418,201
Other Assets and Liabilities — (47.8)%		(82,931,725)

Total Net Assets — 100.0%		$173,486,476

Mid-Cap Growth Fund

Description	Shares	Value
Common Stocks — 99.0%

Communication Services — 1.0%

Alternative Carriers — 1.0%
Zayo Group Holdings, Inc. (2)	43,566	$1,080,437

Consumer Discretionary — 15.3%

Apparel Retail — 1.8%
Burlington Stores, Inc. (1)(2)	11,752	1,994,785

Apparel, Accessories & Luxury Goods — 2.5%
Columbia Sportswear Co.	12,539	1,290,890
VF Corp.	16,575	1,447,992

		2,738,882

Automotive Retail — 2.1%
O’Reilly Automotive, Inc. (2)	6,068	2,257,053

Internet & Direct Marketing Retail — 2.9%
Expedia Group, Inc. (1)	13,140	1,620,293
TripAdvisor, Inc. (1)(2)	30,133	1,602,172

		3,222,465

Leisure Products — 1.3%
Brunswick Corp. (1)	26,516	1,398,454

Restaurants — 1.3%
Darden Restaurants, Inc. (1)	12,880	1,443,977

Specialty Stores — 3.4%
Tractor Supply Co. (1)	20,916	1,994,341
Ulta Salon Cosmetics & Fragrance, Inc. (1)(2)	5,742	1,794,317

		3,788,658

Total Consumer Discretionary		16,844,274

Consumer Staples — 2.8%

Food Distributors — 1.4%
U.S. Foods Holding Corp. (2)	43,736	1,541,257

Food Retail — 1.4%
Sprouts Farmers Market, Inc. (1)(2)	64,572	1,505,819

Total Consumer Staples		3,047,076

Energy — 3.6%

Oil & Gas-Exploration & Production — 2.1%
Cabot Oil & Gas Corp.	48,745	1,200,102
Cimarex Energy Co. (1)	15,720	1,130,425

		2,330,527

Oil & Gas-Storage & Transportation — 1.5%
Cheniere Energy, Inc. (1)(2)	26,093	1,681,694

Total Energy		4,012,221

Financials — 8.8%

Financial Exchanges & Data — 1.2%
Cboe Global Markets, Inc. (1)	13,422	1,287,304

Investment Banking & Brokerage — 3.1%
E*TRADE Financial Corp.	27,522	1,348,303
LPL Financial Holdings, Inc.	27,733	2,091,345

		3,439,648

Property & Casualty Insurance — 1.6%
Progressive Corp.	24,400	1,778,760

Regional Banks — 1.5%
Citizens Financial Group, Inc.	44,905	1,658,791

Reinsurance — 1.4%
Everest Re Group, Ltd. (1)	6,532	1,476,950

Total Financials		9,641,453

(See Notes which are an integral part of the Financial Statements)

February 28, 2019 (Unaudited)

Schedules of Investments

Mid-Cap Growth Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Healthcare — 14.3%

Biotechnology — 4.6%
Exelixis, Inc. (1)(2)	64,372	$1,441,289
Incyte Corp. (2)	16,166	1,393,994
Ionis Pharmaceuticals, Inc. (1)(2)	19,045	1,352,005
Neurocrine Biosciences, Inc. (1)(2)	12,116	935,961

		5,123,249

Healthcare Equipment — 4.5%
ABIOMED, Inc. (1)(2)	3,566	1,192,827
DexCom, Inc. (1)(2)	11,923	1,661,232
Masimo Corp. (2)	15,748	2,067,397

		4,921,456

Healthcare Technology — 1.6%
Veeva Systems, Inc., Class A (2)	14,953	1,763,108

Life Sciences Tools & Services — 2.6%
Bio-Rad Laboratories, Inc., Class A (1)(2)	5,475	1,483,178
Waters Corp. (1)(2)	5,587	1,353,283

		2,836,461

Pharmaceuticals — 1.0%
Jazz Pharmaceuticals PLC (2)	7,877	1,103,016

Total Healthcare		15,747,290

Industrials — 15.2%

Aerospace & Defense — 1.2%
Huntington Ingalls Industries, Inc.	6,233	1,305,252

Air Freight & Logistics — 0.8%
XPO Logistics, Inc. (1)(2)	17,219	866,977

Building Products — 1.6%
Masco Corp.	48,179	1,809,603

Construction Machinery & Heavy Trucks — 2.8%
Allison Transmission Holdings, Inc.	32,749	1,627,625
Cummins, Inc.	9,216	1,420,094

		3,047,719

Industrial Machinery — 1.6%
ITT, Inc.	30,034	1,734,764

Railroads — 1.3%
Genesee & Wyoming, Inc., Class A (1)(2)	16,960	1,390,720

Trading Companies & Distributors — 2.9%
HD Supply Holdings, Inc. (2)	39,257	1,688,443
WW Grainger, Inc. (1)	5,041	1,536,346

		3,224,789

Trucking — 3.0%
Landstar System, Inc. (1)	16,556	1,799,306
Schneider National, Inc., Class B (1)	70,995	1,554,081

		3,353,387

Total Industrials		16,733,211

Information Technology — 33.5%

Application Software — 6.0%
Guidewire Software, Inc. (1)(2)	12,935	1,186,657
PTC, Inc. (1)(2)	13,895	1,289,734
Splunk, Inc. (1)(2)	15,223	2,068,501
Workday, Inc., Class A (1)(2)	10,447	2,067,775

		6,612,667

Description	Shares	Value
Common Stocks (continued)

Information Technology (continued)

Communications Equipment — 3.5%
F5 Networks, Inc. (1)(2)	10,106	$1,699,223
Palo Alto Networks, Inc. (1)(2)	8,874	2,185,400

		3,884,623

Consulting & Other Services — 2.9%
DXC Technology Co.	16,960	1,116,986
EPAM Systems, Inc. (1)(2)	12,653	2,047,002

		3,163,988

Data Processing & Outsourced Services — 4.6%
Euronet Worldwide, Inc. (1)(2)	15,400	2,068,528
Sabre Corp. (1)	58,325	1,308,230
WEX, Inc. (1)(2)	9,308	1,657,382

		5,034,140

Electronic Equipment & Instruments — 3.3%
FLIR Systems, Inc.	27,926	1,436,793
Keysight Technologies, Inc. (2)	25,949	2,190,355

		3,627,148

Internet Software & Services — 1.7%
GoDaddy, Inc., Class A (1)(2)	24,814	1,852,365

Semiconductor Equipment — 2.6%
MKS Instruments, Inc. (1)	18,341	1,519,919
Teradyne, Inc. (1)	33,633	1,373,235

		2,893,154

Semiconductors — 1.5%
ON Semiconductor Corp. (1)(2)	76,188	1,636,518

Systems Software — 6.2%
FireEye, Inc. (1)(2)	72,286	1,211,513
Fortinet, Inc. (1)(2)	23,484	2,038,176
Proofpoint, Inc. (2)	15,785	1,864,051
ServiceNow, Inc. (1)(2)	7,345	1,758,687

		6,872,427

Technology Hardware, Storage & Peripherals — 1.2%
Pure Storage, Inc., Class A (1)(2)	61,954	1,268,818

Total Information Technology		36,845,848

Materials — 1.8%

Copper — 0.9%
Freeport-McMoRan, Inc. (1)	79,748	1,028,749

Steel — 0.9%
Steel Dynamics, Inc.	24,768	924,342

Total Materials		1,953,091

Real Estate — 2.7%

Office REIT’s — 1.4%
Boston Properties, Inc. (1)	11,730	1,556,453

Residential REIT’s — 1.3%
Essex Property Trust, Inc. (1)	5,151	1,441,456

Total Real Estate		2,997,909

Total Common Stocks (identified cost $90,921,542)		108,902,810

Short-Term Investments — 49.0%

Collateral Pool Investments for Securities on Loan — 47.9%

Collateral pool allocation (3)		52,633,924

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Mid-Cap Growth Fund (continued)

Description	Shares	Value
Short-Term Investments (continued)

Mutual Funds — 1.1%
BMO Institutional Prime Money Market Fund — Premier Class, 2.433% (4)	1,237,725	$1,237,849

Total Short-Term Investments (identified cost $53,871,773)		53,871,773

Total Investments — 148.0% (identified cost $144,793,315)		162,774,583
Other Assets and Liabilities — (48.0)%		(52,804,809)

Total Net Assets — 100.0%		$109,969,774

Small-Cap Value Fund

Description	Shares	Value
Common Stocks — 98.0%

Communication Services — 3.4%

Alternative Carriers — 0.8%
Iridium Communications, Inc. (1)(2)	25,292	$538,467

Broadcasting — 0.9%
Sinclair Broadcast Group, Inc., Class A (1)	16,006	577,817

Cable & Satellite — 0.8%
MSG Networks, Inc., Class A (1)(2)	21,034	507,761

Movies & Entertainment — 0.9%
AMC Entertainment Holdings, Inc., Class A (1)	39,615	555,798

Total Communication Services		2,179,843

Consumer Discretionary — 9.2%

Apparel Retail — 2.3%
American Eagle Outfitters, Inc. (1)	24,708	504,044
DSW, Inc., Class A (1)	22,223	658,023
Genesco, Inc. (1)(2)	5,919	285,710

		1,447,777

Apparel, Accessories & Luxury Goods — 0.3%
Vera Bradley, Inc. (1)(2)	19,984	190,847

Auto Parts & Equipment — 2.6%
American Axle & Manufacturing Holdings, Inc. (1)(2)	36,222	583,174
Cooper-Standard Holdings, Inc. (1)(2)	7,737	465,071
Dana, Inc.	6,726	132,839
Stoneridge, Inc. (2)	15,213	449,848

		1,630,932

Education Services — 0.4%
American Public Education, Inc. (1)(2)	7,839	253,278

Footwear — 0.8%
Deckers Outdoor Corp. (1)(2)	3,580	529,661

General Merchandise Stores — 0.2%
Big Lots, Inc. (1)	4,328	136,462

Homebuilding — 0.9%
KB Home (1)	23,262	530,606

Homefurnishing Retail — 0.3%
Bed Bath & Beyond, Inc. (1)	11,342	189,752

Leisure Products — 0.4%
Johnson Outdoors, Inc., Class A	3,650	239,586

Description	Shares	Value
Common Stocks (continued)

Consumer Discretionary (continued)

Restaurants — 0.4%
Red Robin Gourmet Burgers, Inc. (1)(2)	8,844	$268,946

Specialty Stores — 0.6%
Hibbett Sports, Inc. (1)(2)	21,017	389,655

Total Consumer Discretionary		5,807,502

Consumer Staples — 1.9%

Agricultural Products — 0.7%
Darling Ingredients, Inc. (1)(2)	21,536	473,361

Food Distributors — 0.3%
SpartanNash Co.	9,797	185,947

Food Retail — 0.5%
Smart & Final Stores, Inc. (1)(2)	46,755	289,881

Household Products — 0.4%
Central Garden & Pet Co., Class A (2)	8,380	233,383

Total Consumer Staples		1,182,572

Energy — 4.5%

Oil & Gas-Equipment & Services — 2.1%
Exterran Corp. (2)	10,887	185,841
FTS International, Inc. (1)(2)	30,995	318,938
Matrix Service Co. (1)(2)	20,849	435,536
Newpark Resources, Inc. (1)(2)	44,869	396,642

		1,336,957

Oil & Gas-Exploration & Production — 1.8%
Gulfport Energy Corp. (1)(2)	31,514	241,397
SM Energy Co. (1)	18,107	295,869
Southwestern Energy Co. (1)(2)	69,419	293,642
W&T Offshore, Inc. (1)(2)	64,755	337,374

		1,168,282

Oil & Gas-Refining & Marketing — 0.6%
Delek US Holdings, Inc. (1)	10,587	374,568

Total Energy		2,879,807

Financials — 25.6%

Asset Management & Custody Banks — 0.8%
Waddell & Reed Financial, Inc., Class A (1)	25,428	470,672

Consumer Finance — 0.5%
Nelnet, Inc., Class A (1)	6,242	342,187

Life & Health Insurance — 1.0%
American Equity Investment Life Holding Co. (1)	19,476	616,415

Multi-Line Insurance — 0.8%
National General Holdings Corp. (1)	19,991	515,968

Property & Casualty Insurance — 3.3%
Argo Group International Holdings, Ltd. (1)	10,220	710,392
Employers Holdings, Inc. (1)	13,512	562,910
Safety Insurance Group, Inc. (1)	4,303	384,430
Selective Insurance Group, Inc. (1)	6,674	440,217

		2,097,949

Regional Banks — 15.2%
1st Source Corp. (1)	5,842	277,787
BancFirst Corp.	3,989	224,900
Banner Corp. (1)	4,087	253,925
Boston Private Financial Holdings, Inc.	25,725	305,870
Cathay General Bancorp (1)	17,598	683,506
Central Pacific Financial Corp.	16,679	486,693
Community Trust Bancorp, Inc.	4,630	198,072

(See Notes which are an integral part of the Financial Statements)

February 28, 2019 (Unaudited)

Schedules of Investments

Small-Cap Value Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Financials (continued)

Regional Banks (continued)
Eagle Bancorp, Inc. (1)(2)	10,323	$611,018
Enterprise Financial Services Corp. (1)	9,314	420,807
Financial Institutions, Inc.	5,786	174,390
First Bancorp/Southern Pines NC (1)	6,801	266,531
Great Southern Bancorp, Inc.	2,450	138,744
Great Western Bancorp, Inc. (1)	17,542	658,702
Hancock Whitney Corp. (1)	18,221	795,893
Hanmi Financial Corp.	18,986	438,197
Hilltop Holdings, Inc.	16,827	323,415
IBERIABANK Corp. (1)	10,142	793,409
International Bancshares Corp. (1)	17,477	713,411
Investors Bancorp, Inc.	64,453	810,174
Peapack Gladstone Financial Corp. (1)	6,255	181,895
Peoples Bancorp, Inc.	4,465	148,863
Texas Capital Bancshares, Inc. (2)	4,521	275,917
Wintrust Financial Corp.	6,261	461,248

		9,643,367

Thrifts & Mortgage Finance — 4.0%
Essent Group, Ltd. (2)	7,749	334,292
First Defiance Financial Corp.	6,177	191,116
NMI Holdings, Inc., Class A (1)(2)	22,704	548,302
TrustCo Bank Corp. (1)	34,180	289,505
Walker & Dunlop, Inc. (1)	12,033	671,441
WSFS Financial Corp. (1)	11,500	497,720

		2,532,376

Total Financials		16,218,934

Healthcare — 7.3%

Biotechnology — 1.1%
Emergent BioSolutions, Inc. (1)(2)	5,995	349,808
Myriad Genetics, Inc. (1)(2)	11,425	354,518

		704,326

Healthcare Equipment — 2.6%
CONMED Corp. (1)	5,420	416,798
Integer Holdings Corp. (1)(2)	5,839	531,115
Natus Medical, Inc. (1)(2)	8,498	234,800
Orthofix Medical, Inc. (2)	7,722	471,814

		1,654,527

Healthcare Supplies — 1.5%
Lantheus Holdings, Inc. (2)	17,480	399,418
Meridian Bioscience, Inc.	15,711	268,187
Merit Medical Systems, Inc. (1)(2)	5,068	282,439

		950,044

Healthcare Technology — 0.9%
Allscripts Healthcare Solutions, Inc. (1)(2)	17,484	187,429
HMS Holdings Corp. (1)(2)	11,450	394,567

		581,996

Life Sciences Tools & Services — 0.3%
Luminex Corp.	8,366	213,166

Pharmaceuticals — 0.9%
Assertio Therapeutics, Inc. (2)	37,035	153,325
Phibro Animal Health Corp., Class A	12,985	380,460

		533,785

Total Healthcare		4,637,844

Description	Shares	Value
Common Stocks (continued)

Industrials — 13.5%

Airlines — 0.7%
Hawaiian Holdings, Inc. (1)	14,573	$433,547

Building Products — 1.6%
Apogee Enterprises, Inc. (1)	7,688	274,385
Masonite International Corp. (1)(2)	7,987	442,879
Quanex Building Products Corp. (1)	18,059	310,434

		1,027,698

Diversified Support Services — 1.0%
UniFirst Corp. (1)	4,221	607,064

Environmental & Facilities Services — 0.8%
Advanced Disposal Services, Inc. (1)(2)	19,371	513,719

Industrial Machinery — 1.8%
Columbus McKinnon Corp. (1)	6,900	258,405
Global Brass & Copper Holdings, Inc.	6,803	229,601
Milacron Holdings Corp. (1)(2)	20,882	292,139
SPX FLOW, Inc. (1)(2)	10,686	368,881

		1,149,026

Marine — 0.6%
Matson, Inc. (1)	10,247	370,019

Office Services & Supplies — 2.5%
ACCO Brands Corp.	37,304	346,927
Herman Miller, Inc.	11,635	426,772
Kimball International, Inc., Class B (1)	12,002	188,312
Steelcase, Inc., Class A (1)	35,381	619,521

		1,581,532

Research & Consulting Services — 0.6%
CBIZ, Inc. (1)(2)	18,749	386,792

Trading Companies & Distributors — 2.1%
Aircastle, Ltd. (1)	15,593	309,677
GATX Corp. (1)	4,089	325,075
Rush Enterprises, Inc., Class A	11,915	499,477
WESCO International, Inc. (1)(2)	3,125	170,156

		1,304,385

Trucking — 1.8%
ArcBest Corp. (1)	10,185	354,744
Covenant Transportation Group, Inc., Class A (2)	10,679	243,588
Ryder System, Inc. (1)	9,008	559,937

		1,158,269

Total Industrials		8,532,051

Information Technology — 10.9%

Communications Equipment — 1.3%
Ciena Corp. (2)	18,715	798,382

Data Processing & Outsourced Services — 0.8%
Sykes Enterprises, Inc. (2)	18,239	539,692

Electronic Components — 1.7%
Belden, Inc. (1)	7,415	458,173
Vishay Intertechnology, Inc. (1)	27,673	606,592

		1,064,765

Electronic Manufacturing Services — 1.9%
CTS Corp.	8,430	270,771
Fabrinet (1)(2)	10,608	620,568
Sanmina Corp. (1)(2)	8,867	283,212

		1,174,551

Semiconductor Equipment — 1.3%
Amkor Technology, Inc. (2)	54,473	478,273
Rudolph Technologies, Inc. (2)	15,971	360,625

		838,898

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Small-Cap Value Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Information Technology (continued)

Semiconductors — 1.1%
Diodes, Inc. (1)(2)	16,709	$673,874

Technology Distributors — 2.8%
Insight Enterprises, Inc. (1)(2)	11,637	649,577
PC Connection, Inc. (1)	7,695	309,647
ScanSource, Inc. (2)	6,268	235,364
Tech Data Corp. (1)(2)	5,906	603,711

		1,798,299

Total Information Technology		6,888,461

Materials — 5.8%

Commodity Chemicals — 0.8%
Trinseo SA (1)	10,627	533,369

Forest Products — 1.9%
Boise Cascade Co. (1)	18,431	514,041
Louisiana-Pacific Corp. (1)	27,667	699,145

		1,213,186

Metal & Glass Containers — 0.8%
Owens-Illinois, Inc. (1)	26,279	523,478

Paper Products — 0.5%
Domtar Corp.	5,596	284,892

Specialty Chemicals — 1.8%
Kraton Corp. (1)(2)	15,268	543,235
Stepan Co. (1)	6,366	599,041

		1,142,276

Total Materials		3,697,201

Real Estate — 10.0%

Diversified REIT’s — 2.0%
American Assets Trust, Inc. (1)	15,806	686,613
PS Business Parks, Inc. (1)	3,983	586,178

		1,272,791

Healthcare REIT’s — 1.1%
CareTrust REIT, Inc.	29,491	658,829

Hotel & Resort REIT’s — 1.6%
Braemar Hotels & Resorts, Inc. (1)	16,707	217,525
Hersha Hospitality Trust (1)	11,002	207,388
Xenia Hotels & Resorts, Inc.	31,051	606,426

		1,031,339

Industrial REIT’s — 1.1%
STAG Industrial, Inc.	24,661	682,616

Office REIT’s — 1.2%
Piedmont Office Realty Trust, Inc., Class A (1)	36,556	748,301

Real Estate Services — 0.5%
Realogy Holdings Corp. (1)	24,653	335,281

Residential REIT’s — 0.7%
Preferred Apartment Communities, Inc., Class A (1)	30,048	457,932

Retail REIT’s — 1.1%
Getty Realty Corp.	13,241	436,291
Saul Centers, Inc. (1)	4,242	240,394

		676,685

Specialized REIT’s — 0.7%
National Storage Affiliates Trust (1)	15,471	438,139

Total Real Estate		6,301,913

Description	Shares	Value
Common Stocks (continued)

Utilities — 5.9%

Electric Utilities — 4.6%
El Paso Electric Co.	10,876	$585,129
IDACORP, Inc. (1)	6,775	666,727
PNM Resources, Inc. (1)	17,941	783,663
Portland General Electric Co. (1)	17,150	859,901

		2,895,420

Multi-Utilities — 1.3%
Black Hills Corp. (1)	11,752	834,157

Total Utilities		3,729,577

Total Common Stocks (identified cost $56,793,341)		62,055,705

Short-Term Investments — 49.5%

Collateral Pool Investments for Securities on Loan — 47.2%

Collateral pool allocation (3)		29,841,545

Mutual Funds — 2.3%
BMO Institutional Prime Money Market Fund — Premier Class, 2.433% (4)	1,478,708	1,478,856

Total Short-Term Investments (identified cost $31,320,401)		31,320,401

Total Investments — 147.5% (identified cost $88,113,742)		93,376,106
Other Assets and Liabilities — (47.5)%		(30,075,183)

Total Net Assets — 100.0%		$63,300,923

Small-Cap Core Fund

Description	Shares	Value
Common Stocks — 98.6%

Communication Services — 2.4%

Alternative Carriers — 0.9%
Cogent Communications Holdings, Inc. (1)	3,761	$183,198

Movies & Entertainment — 1.5%
AMC Entertainment Holdings, Inc., Class A (1)	7,962	111,707
IMAX Corp. (1)(2)	9,128	209,123

		320,830

Total Communication Services		504,028

Consumer Discretionary — 12.7%

Apparel Retail — 3.2%
American Eagle Outfitters, Inc. (1)	6,860	139,944
Boot Barn Holdings, Inc. (1)(2)	5,409	154,156
DSW, Inc., Class A (1)	6,231	184,500
Genesco, Inc. (1)(2)	2,102	101,464
Zumiez, Inc. (1)(2)	3,247	80,201

		660,265

Apparel, Accessories & Luxury Goods — 0.8%
Movado Group, Inc.	3,250	113,848
Vera Bradley, Inc. (1)(2)	6,762	64,577

		178,425

Auto Parts & Equipment — 2.6%
American Axle & Manufacturing Holdings, Inc. (1)(2)	9,455	152,225
Cooper-Standard Holdings, Inc. (1)(2)	1,536	92,329

(See Notes which are an integral part of the Financial Statements)

February 28, 2019 (Unaudited)

Schedules of Investments

Small-Cap Core Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Consumer Discretionary (continued)

Auto Parts & Equipment (continued)
Dana, Inc.	4,779	$94,385
Stoneridge, Inc. (2)	6,598	195,103

		534,042

Consumer Electronics — 0.5%
ZAGG, Inc. (1)(2)	8,201	95,132

Education Services — 0.9%
K12, Inc. (2)	6,161	197,398

Footwear — 1.2%
Deckers Outdoor Corp. (1)(2)	1,721	254,622

Homebuilding — 1.0%
KB Home (1)	9,035	206,088

Homefurnishing Retail — 0.6%
RH (1)(2)	789	121,182

Leisure Products — 0.9%
Johnson Outdoors, Inc., Class A	1,189	78,046
MasterCraft Boat Holdings, Inc. (2)	4,579	112,964

		191,010

Restaurants — 0.7%
BJ’s Restaurants, Inc. (1)	2,952	141,224

Specialty Stores — 0.3%
Container Store Group, Inc. (2)	9,648	65,896

Total Consumer Discretionary		2,645,284

Consumer Staples — 2.6%

Food Distributors — 1.2%
Performance Food Group Co. (2)	6,499	250,406

Food Retail — 0.6%
Natural Grocers by Vitamin Cottage, Inc. (1)(2)	4,789	68,004
Smart & Final Stores, Inc. (2)	7,944	49,253

		117,257

Hypermarkets & Super Centers — 0.8%
BJ’s Wholesale Club Holdings, Inc. (1)(2)	6,888	174,404

Total Consumer Staples		542,067

Energy — 3.1%

Oil & Gas-Equipment & Services — 1.6%
Matrix Service Co. (1)(2)	7,022	146,690
ProPetro Holding Corp. (1)(2)	9,865	195,919

		342,609

Oil & Gas-Exploration & Production — 1.1%
Gulfport Energy Corp. (1)(2)	10,286	78,791
SM Energy Co. (1)	2,648	43,268
W&T Offshore, Inc. (1)(2)	21,137	110,124

		232,183

Oil & Gas-Storage & Transportation — 0.4%
GasLog, Ltd.	4,977	80,229

Total Energy		655,021

Financials — 14.9%

Asset Management & Custody Banks — 0.6%
Waddell & Reed Financial, Inc., Class A (1)	6,777	125,442

Description	Shares	Value
Common Stocks (continued)

Financials (continued)

Consumer Finance — 0.3%
Nelnet, Inc., Class A	1,281	$70,224

Investment Banking & Brokerage — 0.8%
Evercore, Inc., Class A	1,866	171,858

Life & Health Insurance — 2.0%
American Equity Investment Life Holding Co.	5,127	162,270
Primerica, Inc. (1)	2,054	256,832

		419,102

Property & Casualty Insurance — 0.8%
Employers Holdings, Inc.	3,983	165,932

Regional Banks — 7.4%
1st Source Corp. (1)	1,976	93,959
Bancorp, Inc. (2)	7,918	71,816
Banner Corp. (1)	2,163	134,387
Cathay General Bancorp (1)	5,196	201,813
Central Pacific Financial Corp.	5,373	156,784
Community Trust Bancorp, Inc.	1,063	45,475
Eagle Bancorp, Inc. (1)(2)	3,084	182,542
Enterprise Financial Services Corp. (1)	2,081	94,020
First Financial Corp. (1)	1,234	54,765
Great Western Bancorp, Inc.	5,641	211,819
Hanmi Financial Corp.	5,526	127,540
Investors Bancorp, Inc.	7,352	92,415
Peapack Gladstone Financial Corp. (1)	2,311	67,204

		1,534,539

Thrifts & Mortgage Finance — 3.0%
Essent Group, Ltd. (2)	2,511	108,325
NMI Holdings, Inc., Class A (1)(2)	7,983	192,789
TrustCo Bank Corp. (1)	11,824	100,149
Walker & Dunlop, Inc. (1)	3,777	210,757

		612,020

Total Financials		3,099,117

Healthcare — 18.2%

Biotechnology — 3.8%
BioSpecifics Technologies Corp. (1)(2)	1,389	96,466
ChemoCentryx, Inc. (2)	8,571	92,138
Emergent BioSolutions, Inc. (1)(2)	2,301	134,264
Genomic Health, Inc. (2)	1,536	116,690
Myriad Genetics, Inc. (1)(2)	4,167	129,302
REGENXBIO, Inc. (1)(2)	1,021	52,816
Vanda Pharmaceuticals, Inc. (1)(2)	4,967	100,532
Veracyte, Inc. (1)(2)	3,267	66,026

		788,234

Healthcare Equipment — 4.8%
AxoGen, Inc. (1)(2)	2,515	46,427
Cardiovascular Systems, Inc. (1)(2)	3,025	106,994
CONMED Corp. (1)	1,571	120,810
Glaukos Corp. (1)(2)	1,378	102,206
Globus Medical, Inc., Class A (1)(2)	2,633	128,201
Integer Holdings Corp. (1)(2)	2,091	190,197
Novocure, Ltd. (1)(2)	4,313	231,651
NuVasive, Inc. (1)(2)	1,372	80,811

		1,007,297

Healthcare Supplies — 2.4%
BioLife Solutions, Inc. (2)	3,902	74,372
Cerus Corp. (1)(2)	14,991	97,591
Lantheus Holdings, Inc. (2)	8,379	191,460
OraSure Technologies, Inc. (2)	7,338	78,884
STAAR Surgical Co. (1)(2)	1,804	66,387

		508,694

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Small-Cap Core Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Healthcare (continued)

Healthcare Technology — 2.6%
Allscripts Healthcare Solutions, Inc. (1)(2)	7,063	$75,715
Evolent Health, Inc., Class A (1)(2)	5,414	71,411
HealthStream, Inc. (1)	4,431	123,182
HMS Holdings Corp. (1)(2)	2,732	94,145
Simulations Plus, Inc.	3,220	66,042
Vocera Communications, Inc. (1)(2)	3,021	100,116

		530,611

Life Sciences Tools & Services — 2.2%
Luminex Corp.	6,000	152,880
Medpace Holdings, Inc. (1)(2)	2,945	161,828
NeoGenomics, Inc. (1)(2)	7,199	141,100

		455,808

Pharmaceuticals — 2.4%
ANI Pharmaceuticals, Inc. (1)(2)	1,520	100,001
Pacira Pharmaceuticals, Inc. (1)(2)	3,055	125,805
Phibro Animal Health Corp., Class A (1)	3,710	108,703
Supernus Pharmaceuticals, Inc. (1)(2)	3,900	159,276

		493,785

Total Healthcare		3,784,429

Industrials — 15.1%

Air Freight & Logistics — 0.7%
Hub Group, Inc., Class A (2)	3,514	151,032

Airlines — 1.5%
Hawaiian Holdings, Inc. (1)	4,948	147,203
Spirit Airlines, Inc. (1)(2)	2,832	159,300

		306,503

Building Products — 1.3%
Armstrong Flooring, Inc. (2)	4,388	62,924
Continental Building Products, Inc. (1)(2)	3,418	98,541
Masonite International Corp. (2)	2,014	111,676

		273,141

Construction & Engineering — 0.7%
Comfort Systems USA, Inc.	2,779	149,010

Construction Machinery & Heavy Trucks — 0.6%
Greenbrier Cos., Inc. (1)	3,074	126,802

Electrical Components & Equipment — 1.0%
Atkore International Group, Inc. (2)	9,029	208,570

Environmental & Facilities Services — 0.6%
Advanced Disposal Services, Inc. (2)	4,437	117,669

Human Resource & Employment Services — 0.8%
TrueBlue, Inc. (2)	6,827	157,158

Industrial Machinery — 2.1%
Milacron Holdings Corp. (2)	10,097	141,257
SPX FLOW, Inc. (1)(2)	2,939	101,454
Watts Water Technologies, Inc., Class A	2,541	204,652

		447,363

Office Services & Supplies — 2.2%
ACCO Brands Corp.	17,067	158,723
Herman Miller, Inc. (1)	5,984	219,493
Steelcase, Inc., Class A	4,003	70,093

		448,309

Description	Shares	Value
Common Stocks (continued)

Industrials (continued)

Research & Consulting Services — 0.3%
ICF International, Inc.	932	$70,385

Trading Companies & Distributors — 2.2%
H&E Equipment Services, Inc. (1)	4,655	134,018
Rush Enterprises, Inc., Class A	4,663	195,473
WESCO International, Inc. (1)(2)	2,412	131,333

		460,824

Trucking — 1.1%
ArcBest Corp. (1)	3,712	129,289
Covenant Transportation Group, Inc., Class A (2)	4,077	92,996

		222,285

Total Industrials		3,139,051

Information Technology — 18.8%

Application Software — 1.6%
Bottomline Technologies DE, Inc. (2)	1,489	74,271
Verint Systems, Inc. (1)(2)	3,610	192,233
Zix Corp. (2)	7,716	69,675

		336,179

Communications Equipment — 1.8%
Ciena Corp. (2)	5,190	221,405
Lumentum Holdings, Inc. (2)	3,022	150,345

		371,750

Consulting & Other Services — 1.1%
Hackett Group, Inc.	4,011	65,219
Virtusa Corp. (1)(2)	3,430	173,112

		238,331

Data Processing & Outsourced Services — 1.2%
MAXIMUS, Inc.	1,489	105,243
Sykes Enterprises, Inc. (2)	5,214	154,282

		259,525

Electronic Components — 0.7%
Vishay Intertechnology, Inc. (1)	6,383	139,915

Electronic Equipment & Instruments — 1.5%
FARO Technologies, Inc. (1)(2)	2,444	111,960
Itron, Inc. (1)(2)	2,502	132,631
Vishay Precision Group, Inc. (2)	1,972	68,744

		313,335

Electronic Manufacturing Services — 1.5%
Fabrinet (1)(2)	3,130	183,105
Methode Electronics, Inc. (1)	4,265	119,676

		302,781

Internet Software & Services — 2.5%
Care.com, Inc. (2)	5,060	127,461
Cornerstone OnDemand, Inc. (1)(2)	1,428	80,682
Meet Group, Inc. (1)(2)	13,227	79,362
SPS Commerce, Inc. (1)(2)	2,128	227,228

		514,733

Semiconductor Equipment — 2.4%
Entegris, Inc. (1)	4,230	149,446
Nanometrics, Inc. (2)	3,586	102,058
Photronics, Inc. (1)(2)	10,654	104,516
Rudolph Technologies, Inc. (2)	6,025	136,044

		492,064

Semiconductors — 1.5%
Diodes, Inc. (2)	2,645	106,673
Semtech Corp. (1)(2)	3,905	214,931

		321,604

(See Notes which are an integral part of the Financial Statements)

February 28, 2019 (Unaudited)

Schedules of Investments

Small-Cap Core Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Information Technology (continued)

Systems Software — 0.6%
CommVault Systems, Inc. (2)	1,913	$128,917

Technology Distributors — 1.9%
Insight Enterprises, Inc. (1)(2)	3,514	196,151
Tech Data Corp. (1)(2)	1,900	194,218

		390,369

Technology Hardware, Storage & Peripherals — 0.5%
Stratasys, Ltd. (1)(2)	3,522	100,236

Total Information Technology		3,909,739

Materials — 2.7%

Commodity Chemicals — 0.7%
Trinseo SA	2,983	149,717

Forest Products — 1.1%
Boise Cascade Co.	3,718	103,695
Louisiana-Pacific Corp.	4,850	122,560

		226,255

Specialty Chemicals — 0.9%
Kraton Corp. (1)(2)	4,043	143,850
OMNOVA Solutions, Inc. (2)	5,577	45,452

		189,302

Total Materials		565,274

Real Estate — 5.0%

Diversified REIT’s — 1.3%
American Assets Trust, Inc.	4,602	199,911
PS Business Parks, Inc. (1)	514	75,645

		275,556

Hotel & Resort REIT’s — 2.5%
Braemar Hotels & Resorts, Inc. (1)	4,929	64,176
Chesapeake Lodging Trust (1)	3,221	97,016
Hersha Hospitality Trust	9,447	178,076
Xenia Hotels & Resorts, Inc.	9,352	182,645

		521,913

Real Estate Services — 0.5%
Realogy Holdings Corp. (1)	7,744	105,318

Retail REIT’s — 0.7%
Tanger Factory Outlet Centers, Inc. (1)	6,399	138,155

Total Real Estate		1,040,942

Utilities — 3.1%

Electric Utilities — 2.4%
El Paso Electric Co.	1,140	61,332
PNM Resources, Inc. (1)	4,775	208,572
Portland General Electric Co. (1)	4,423	221,769

		491,673

Multi-Utilities — 0.7%
Black Hills Corp. (1)	2,136	151,614

Total Utilities		643,287

Total Common Stocks (identified cost $18,209,599)		20,528,239

Short-Term Investments — 49.8%

Collateral Pool Investments for Securities on Loan — 48.5%

Collateral pool allocation (3)		10,100,431

Description	Shares	Value
Short-Term Investments (continued)

Mutual Funds — 1.3%
BMO Institutional Prime Money Market Fund — Premier Class, 2.433% (4)	268,125	$268,152

Total Short-Term Investments (identified cost $10,368,547)		10,368,583

Total Investments — 148.4% (identified cost $28,578,146)		30,896,822
Other Assets and Liabilities — (48.4)%		(10,072,111)

Total Net Assets — 100.0%		$20,824,711

Small-Cap Growth Fund

Description	Shares	Value
Common Stocks — 98.4%

Communication Services — 1.9%

Alternative Carriers — 0.9%
Cogent Communications Holdings, Inc. (1)	23,313	$1,135,576

Movies & Entertainment — 1.0%
IMAX Corp. (1)(2)	56,312	1,290,108

Total Communication Services		2,425,684

Consumer Discretionary — 12.2%

Apparel Retail — 1.2%
Boot Barn Holdings, Inc. (1)(2)	51,754	1,474,989

Apparel, Accessories & Luxury Goods — 1.8%
G-III Apparel Group, Ltd. (1)(2)	30,218	1,076,063
Oxford Industries, Inc. (1)	14,252	1,126,335

		2,202,398

Auto Parts & Equipment — 1.3%
Dana, Inc.	24,900	491,775
Gentherm, Inc. (1)(2)	28,066	1,150,706

		1,642,481

Casinos & Gaming — 1.1%
Boyd Gaming Corp. (1)	46,186	1,374,495

Homebuilding — 0.5%
Cavco Industries, Inc. (1)(2)	4,511	624,458

Homefurnishing Retail — 1.0%
Sleep Number Corp. (1)(2)	29,433	1,284,750

Internet & Direct Marketing Retail — 1.9%
Duluth Holdings, Inc., Class B (1)(2)	43,312	1,100,125
Shutterstock, Inc. (1)	26,927	1,247,528

		2,347,653

Leisure Products — 0.7%
Callaway Golf Co. (1)	54,703	941,439

Restaurants — 1.5%
Bloomin’ Brands, Inc.	56,591	1,170,302
Chuy’s Holdings, Inc. (1)(2)	33,224	743,221

		1,913,523

Specialty Stores — 1.2%
Five Below, Inc. (1)(2)	12,132	1,460,086

Total Consumer Discretionary		15,266,272

Consumer Staples — 2.9%

Food Distributors — 1.2%
Performance Food Group Co. (2)	39,598	1,525,711

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Small-Cap Growth Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Consumer Staples (continued)

Household Products — 0.7%
Central Garden & Pet Co., Class A (2)	29,693	$826,950

Hypermarkets & Super Centers — 1.0%
BJ’s Wholesale Club Holdings, Inc. (1)(2)	49,008	1,240,883

Total Consumer Staples		3,593,544

Energy — 3.2%

Oil & Gas-Equipment & Services — 2.2%
Keane Group, Inc. (2)	73,247	807,182
ProPetro Holding Corp. (1)(2)	54,011	1,072,659
SEACOR Holdings, Inc. (2)	20,750	926,695

		2,806,536

Oil & Gas-Exploration & Production — 0.3%
Carrizo Oil & Gas, Inc. (2)	33,995	373,265

Oil & Gas-Storage & Transportation — 0.7%
GasLog, Ltd. (1)	51,667	832,872

Total Energy		4,012,673

Financials — 5.9%

Investment Banking & Brokerage — 0.9%
Houlihan Lokey, Inc. (1)	23,496	1,080,346

Life & Health Insurance — 0.9%
Primerica, Inc. (1)	9,164	1,145,867

Property & Casualty Insurance — 1.6%
AMERISAFE, Inc.	16,300	1,028,693
Employers Holdings, Inc.	21,210	883,609

		1,912,302

Regional Banks — 2.5%
Great Western Bancorp, Inc.	29,311	1,100,628
LegacyTexas Financial Group, Inc. (1)	28,522	1,190,223
Trustmark Corp. (1)	24,442	867,202

		3,158,053

Total Financials		7,296,568

Healthcare — 26.1%

Biotechnology — 8.6%
ACADIA Pharmaceuticals, Inc. (1)(2)	39,839	1,055,733
Amicus Therapeutics, Inc. (2)	40,972	495,761
Blueprint Medicines Corp. (1)(2)	12,368	1,016,526
CareDx, Inc. (1)(2)	30,488	948,787
ChemoCentryx, Inc. (2)	72,223	776,397
Emergent BioSolutions, Inc. (1)(2)	17,638	1,029,177
Genomic Health, Inc. (1)(2)	15,493	1,177,003
PTC Therapeutics, Inc. (1)(2)	26,980	931,889
Radius Health, Inc. (1)(2)	45,206	857,106
REGENXBIO, Inc. (1)(2)	16,273	841,802
Retrophin, Inc. (1)(2)	39,678	895,136
Vanda Pharmaceuticals, Inc. (1)(2)	36,244	733,579

		10,758,896

Healthcare Equipment — 6.4%
AtriCure, Inc. (1)(2)	34,110	1,089,473
Cardiovascular Systems, Inc. (1)(2)	32,945	1,165,265
CONMED Corp.	17,187	1,321,680
Glaukos Corp. (1)(2)	17,115	1,269,420
Inogen, Inc. (1)(2)	2,138	229,750
Integer Holdings Corp. (2)	16,599	1,509,845
Masimo Corp. (2)	10,748	1,410,997

		7,996,430

Description	Shares	Value
Common Stocks (continued)

Healthcare (continued)

Healthcare Services — 1.1%
Amedisys, Inc. (2)	10,675	$1,326,903

Healthcare Supplies — 2.6%
Lantheus Holdings, Inc. (2)	59,880	1,368,258
OraSure Technologies, Inc. (1)(2)	54,944	590,648
Quidel Corp. (1)(2)	20,071	1,315,855

		3,274,761

Healthcare Technology — 2.8%
Evolent Health, Inc., Class A (1)(2)	71,339	940,961
Teladoc Health, Inc. (1)(2)	20,621	1,327,168
Vocera Communications, Inc. (1)(2)	35,380	1,172,493

		3,440,622

Life Sciences Tools & Services — 1.6%
Codexis, Inc. (1)(2)	42,858	926,590
Medpace Holdings, Inc. (1)(2)	19,394	1,065,700

		1,992,290

Pharmaceuticals — 3.0%
Assertio Therapeutics, Inc. (1)(2)	116,197	481,055
Intersect ENT, Inc. (1)(2)	40,835	1,387,982
Pacira Pharmaceuticals, Inc. (1)(2)	24,315	1,001,292
Supernus Pharmaceuticals, Inc. (1)(2)	22,672	925,924

		3,796,253

Total Healthcare		32,586,155

Industrials — 16.1%

Air Freight & Logistics — 1.7%
Echo Global Logistics, Inc. (1)(2)	40,957	983,787
Hub Group, Inc., Class A (2)	25,679	1,103,684

		2,087,471

Building Products — 1.1%
Builders FirstSource, Inc. (2)	65,823	916,914
PGT Innovations, Inc. (1)(2)	27,760	418,621

		1,335,535

Commercial Printing — 0.5%
Cimpress NV (1)(2)	8,318	686,235

Construction & Engineering — 1.0%
Comfort Systems USA, Inc.	23,812	1,276,800

Electrical Components & Equipment — 1.0%
Atkore International Group, Inc. (2)	49,921	1,153,175
Generac Holdings, Inc. (2)	673	34,700

		1,187,875

Environmental & Facilities Services — 1.0%
Covanta Holding Corp. (1)	72,653	1,233,648

Human Resource & Employment Services — 2.4%
Insperity, Inc. (1)	13,292	1,678,381
Korn/Ferry International	27,409	1,337,285

		3,015,666

Industrial Machinery — 6.5%
Chart Industries, Inc. (1)(2)	14,598	1,288,711
Milacron Holdings Corp. (2)	73,083	1,022,431
Proto Labs, Inc. (1)(2)	9,845	1,112,387
Rexnord Corp. (1)(2)	39,861	1,063,093
SPX FLOW, Inc. (1)(2)	33,872	1,169,261
Tennant Co. (1)	16,718	1,056,578
Watts Water Technologies, Inc., Class A	16,730	1,347,434

		8,059,895

(See Notes which are an integral part of the Financial Statements)

February 28, 2019 (Unaudited)

Schedules of Investments

Small-Cap Growth Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Industrials (continued)

Office Services & Supplies — 0.9%
Herman Miller, Inc.	31,084	$1,140,161

Total Industrials		20,023,286

Information Technology — 22.1%

Application Software — 3.8%
Bottomline Technologies DE, Inc. (2)	19,852	990,218
Box, Inc., Class A (2)	51,947	1,051,407
HubSpot, Inc. (1)(2)	7,244	1,219,745
Monotype Imaging Holdings, Inc.	44,431	870,848
Paylocity Holding Corp. (2)	6,360	556,945

		4,689,163

Communications Equipment — 3.7%
Ciena Corp. (2)	32,371	1,380,947
Lumentum Holdings, Inc. (2)	18,995	945,001
NetScout Systems, Inc. (1)(2)	39,883	1,091,598
Quantenna Communications, Inc. (1)(2)	66,802	1,212,456

		4,630,002

Consulting & Other Services — 1.0%
Virtusa Corp. (1)(2)	24,305	1,226,673

Electronic Equipment & Instruments — 0.0%
Control4 Corp. (1)(2)	1,804	32,490

Internet Software & Services — 5.4%
Carbonite, Inc. (1)(2)	35,416	824,130
Care.com, Inc. (2)	3,118	78,543
Cornerstone OnDemand, Inc. (1)(2)	22,248	1,257,012
j2 Global, Inc. (1)	13,929	1,184,104
SPS Commerce, Inc. (1)(2)	13,954	1,490,008
TrueCar, Inc. (1)(2)	114,093	826,034
Yelp, Inc. (1)(2)	27,062	1,008,330

		6,668,161

Semiconductor Equipment — 3.1%
FormFactor, Inc. (1)(2)	69,754	1,105,601
Nanometrics, Inc. (2)	34,366	978,056
Photronics, Inc. (1)(2)	94,759	929,586
Rudolph Technologies, Inc. (2)	37,940	856,685

		3,869,928

Semiconductors — 1.0%
MACOM Technology Solutions Holdings, Inc. (2)	6,755	128,953
Silicon Laboratories, Inc. (1)(2)	14,405	1,167,093

		1,296,046

Systems Software — 3.0%
CommVault Systems, Inc. (2)	18,833	1,269,156
Rapid7, Inc. (2)	29,484	1,357,148
Varonis Systems, Inc. (2)	20,257	1,153,839

		3,780,143

Technology Hardware, Storage & Peripherals — 1.1%
Stratasys, Ltd. (1)(2)	49,535	1,409,766

Total Information Technology		27,602,372

Materials — 4.1%

Commodity Chemicals — 0.6%
Trinseo SA	15,633	784,620

Forest Products — 1.7%
Boise Cascade Co.	32,181	897,528
Louisiana-Pacific Corp.	46,076	1,164,341

		2,061,869

Description	Shares	Value
Common Stocks (continued)

Materials (continued)

Specialty Chemicals — 1.8%
Innospec, Inc.	14,884	$1,218,404
Kraton Corp. (1)(2)	29,804	1,060,426

		2,278,830

Total Materials		5,125,319

Real Estate — 3.9%

Diversified REIT’s — 1.1%
American Assets Trust, Inc.	31,084	1,350,289

Industrial REIT’s — 1.0%
EastGroup Properties, Inc. (1)	12,004	1,268,342

Real Estate Operating Companies — 1.0%
Kennedy-Wilson Holdings, Inc.	59,119	1,228,493

Retail REIT’s — 0.8%
Tanger Factory Outlet Centers, Inc. (1)	44,742	965,980

Total Real Estate		4,813,104

Total Common Stocks (identified cost $106,047,336)		122,744,977

Short-Term Investments — 46.8%

Collateral Pool Investments for Securities on Loan — 45.4%

Collateral pool allocation (3)		56,559,511

Mutual Funds — 1.4%
BMO Institutional Prime Money Market Fund — Premier Class, 2.433% (4)	1,731,713	1,731,886

Total Short-Term Investments (identified cost $58,291,397)		58,291,397

Total Investments — 145.2% (identified cost $164,338,733)		181,036,374
Other Assets and Liabilities — (45.2)%		(56,328,119)

Total Net Assets — 100.0%		$124,708,255

Global Low Volatility Equity Fund

Description	Shares	Value
Common Stocks — 98.2%

Australia — 0.5%
OceanaGold Corp.	56,475	$181,963

Bermuda — 1.1%
Argo Group International Holdings, Ltd.	2,262	157,232
Enstar Group, Ltd. (2)	983	175,367
Giordano International, Ltd.	108,000	53,520

		386,119

Brazil — 0.9%
IRB Brasil Resseguros S/A	14,000	331,723

Canada — 10.3%
Allied Properties Real Estate Investment Trust	7,655	279,279
Atco, Ltd., Class I	9,956	335,082
BCE, Inc.	8,994	399,961
Canadian Imperial Bank of Commerce	1,327	112,567
Cogeco Communications, Inc.	3,582	223,993
Detour Gold Corp. (2)	10,490	106,180
Emera, Inc.	3,701	131,677
First Capital Realty, Inc.	4,921	80,100
George Weston, Ltd.	4,600	327,885

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Global Low Volatility Equity Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Canada (continued)
Granite Real Estate Investment Trust	5,693	$266,707
Laurentian Bank of Canada (1)	5,639	173,633
Loblaw Cos., Ltd.	4,746	236,371
Maple Leaf Foods, Inc.	6,984	147,275
Quebecor, Inc., Class B	22,850	555,123
Rogers Communications, Inc., Class B	2,734	151,061
Transcontinental, Inc., Class A	8,086	116,440

		3,643,334

Cayman Islands — 0.7%
361 Degrees International, Ltd.	191,000	37,714
Fresh Del Monte Produce, Inc. (2)	1,541	42,655
WH Group, Ltd. (5)	195,000	173,146

		253,515

China — 1.1%
Agricultural Bank of China, Ltd., Class H	409,000	195,909
China Minsheng Banking Corp., Ltd., Class H (2)	163,600	126,299
China Telecom Corp., Ltd., Class H	114,000	61,722

		383,930

Czech Republic — 2.6%
CEZ AS	19,559	473,931
Komercni banka AS	5,525	231,952
Moneta Money Bank AS (5)	62,363	220,854

		926,737

Denmark — 0.6%
Pandora A/S	1,641	86,111
Scandinavian Tobacco Group A/S, Class A (5)	9,696	128,012

		214,123

France — 0.1%
Boiron SA	486	30,625

Germany — 0.2%
Talanx AG (2)	2,263	87,415

Guernsey — 0.3%
Amdocs, Ltd. (1)	1,594	88,579

Hong Kong — 9.2%
CLP Holdings, Ltd.	66,000	781,936
Dah Sing Financial Holdings, Ltd.	19,200	105,420
Dairy Farm International Holdings, Ltd.	11,100	99,234
Hang Seng Bank, Ltd.	19,800	490,602
HK Electric Investments & HK Electric Investments, Ltd.	534,500	556,987
Hysan Development Co., Ltd.	47,000	248,180
PCCW, Ltd.	537,000	322,894
SmarTone Telecommunications Holdings, Ltd.	105,500	120,018
Vitasoy International Holdings, Ltd.	46,000	198,656
VTech Holdings, Ltd.	14,200	148,788
Yuexiu Real Estate Investment Trust	273,000	184,672

		3,257,387

Hungary — 0.3%
Magyar Telekom Telecommunications PLC	67,640	113,913

Israel — 1.5%
Bank Hapoalim BM	14,685	101,090
Bank Leumi Le-Israel BM	45,416	300,359
Strauss Group, Ltd.	4,968	125,708

		527,157

Description	Shares	Value
Common Stocks (continued)

Japan — 9.4%
AOKI Holdings, Inc. (1)	8,300	$93,078
Bridgestone Corp.	1,900	74,882
Chubu Electric Power Co., Inc.	34,800	547,140
Daiichi Sankyo Co., Ltd. (1)	3,700	138,320
Doutor Nichires Holdings Co., Ltd. (1)	5,700	110,661
Duskin Co., Ltd.	9,100	225,490
Geo Holdings Corp.	14,400	210,965
Hogy Medical Co., Ltd.	2,000	68,811
Kissei Pharmaceutical Co., Ltd.	4,700	129,027
KYORIN Holdings, Inc.	12,100	239,254
Mitsui Sugar Co., Ltd.	3,700	95,334
Morinaga Milk Industry Co., Ltd.	2,000	63,877
Nihon Kohden Corp.	3,600	108,034
Nippon Telegraph & Telephone Corp.	6,700	288,581
Paramount Bed Holdings Co., Ltd. (1)	2,500	114,610
Shimachu Co., Ltd.	6,900	185,275
Suzuken Co., Ltd.	2,300	125,869
Takeda Pharmaceutical Co., Ltd.	3,200	128,299
Towa Pharmaceutical Co., Ltd.	1,700	133,907
Valor Holdings Co., Ltd.	4,700	119,118
Vital KSK Holdings, Inc. (1)	7,900	79,592
Xebio Holdings Co., Ltd.	4,800	54,173

		3,334,297

Malaysia — 4.3%
Malayan Banking Bhd	62,000	145,299
Public Bank Bhd	124,000	762,326
Tenaga Nasional Bhd	188,900	623,396

		1,531,021

Myanmar — 0.3%
Genting Bhd	55,900	101,311

Netherlands — 0.6%
Intertrust NV (5)	5,820	109,957
Koninklijke Ahold Delhaize NV	4,427	114,180

		224,137

New Zealand — 3.1%
Air New Zealand, Ltd.	49,628	83,478
Argosy Property, Ltd.	133,734	112,019
Chorus, Ltd.	24,205	86,044
Fisher & Paykel Healthcare Corp., Ltd.	23,852	238,775
Infratil, Ltd.	51,363	139,213
Metlifecare, Ltd.	26,487	91,812
Ryman Healthcare, Ltd.	23,700	177,537
Summerset Group Holdings, Ltd.	40,729	180,287

		1,109,165

Philippines — 1.8%
Alliance Global Group, Inc.	531,800	140,867
First Philippine Holdings Corp.	39,610	57,248
Manila Electric Co.	43,020	305,765
PLDT, Inc.	6,760	134,625

		638,505

Portugal — 0.3%
REN — Redes Energeticas Nacionais SGPS SA	38,105	113,124

Singapore — 4.0%
Ascott Residence Trust	54,400	45,870
BOC Aviation, Ltd. (5)	16,300	140,994
Cache Logistics Trust	116,600	61,663
CDL Hospitality Trusts	88,000	102,840
Frasers Centrepoint Trust	128,200	217,144
Mapletree Industrial Trust	49,000	72,485
Mapletree Logistics Trust	210,300	214,655
RHT Health Trust	113,800	1,347
SATS, Ltd.	85,900	325,937

(See Notes which are an integral part of the Financial Statements)

February 28, 2019 (Unaudited)

Schedules of Investments

Global Low Volatility Equity Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Singapore (continued)
Sheng Siong Group, Ltd.	114,500	$91,465
Singapore Airlines, Ltd.	19,800	146,596

		1,420,996

Switzerland — 0.7%
Roche Holding AG	183	50,845
Sonova Holding AG	1,091	204,033

		254,878

Taiwan — 3.2%
Coretronic Corp.	93,000	140,211
Far EasTone Telecommunications Co., Ltd.	216,000	506,022
Great Wall Enterprise Co., Ltd.	86,000	96,964
Pou Chen Corp.	75,000	94,553
Taichung Commercial Bank Co., Ltd.	337,202	116,686
Taiwan Secom Co., Ltd.	27,075	76,009
Uni-President Enterprises Corp.	42,000	102,351

		1,132,796

United Kingdom — 1.9%
Halfords Group PLC	32,269	101,265
Imperial Brands PLC	16,817	559,972

		661,237

United States — 39.2%
ALLETE, Inc.	2,052	166,315
Allstate Corp.	6,999	660,566
Amedisys, Inc. (2)	859	106,774
Ameren Corp.	11,022	785,207
American Assets Trust, Inc.	12,227	531,141
American Electric Power Co., Inc.	6,504	527,800
American Express Co.	1,117	120,345
Atrion Corp.	238	187,156
Bryn Mawr Bank Corp.	2,394	97,579
Chevron Corp.	5,495	657,092
Chico’s FAS, Inc.	12,511	73,064
CONMED Corp.	1,493	114,812
Darden Restaurants, Inc.	2,893	324,334
Discover Financial Services	7,239	518,385
Eli Lilly & Co.	1,985	250,686
Essex Property Trust, Inc.	1,764	493,638
Exelon Corp.	14,859	721,999
Foot Locker, Inc.	1,167	69,460
Huntington Ingalls Industries, Inc.	737	154,335
IDACORP, Inc.	6,199	610,044
Invacare Corp. (1)	5,540	53,904
Kroger Co.	5,582	163,720
Lockheed Martin Corp.	735	227,416
Masimo Corp. (2)	1,238	162,525
MDU Resources Group, Inc.	3,816	100,819
Merck & Co., Inc.	9,489	771,361
Meridian Bancorp, Inc.	12,480	203,299
NorthWestern Corp.	7,376	505,551
PepsiCo, Inc.	4,239	490,198
Pfizer, Inc.	17,742	769,116
Pinnacle West Capital Corp.	765	71,711
PNM Resources, Inc.	6,807	297,330
Portland General Electric Co.	15,591	781,733
Progressive Corp.	1,746	127,283
Safety Insurance Group, Inc.	2,367	211,468
Surmodics, Inc. (2)	1,922	112,149
Sysco Corp.	7,904	533,915
U.S. Physical Therapy, Inc.	1,394	153,674
Unum Group	5,829	217,771
Valero Energy Corp.	1,295	105,620

Description	Shares or Units	Value
Common Stocks (continued)

United States (continued)
Walmart, Inc.	4,878	$482,873
Xcel Energy, Inc.	3,171	173,961

		13,888,129

Total Common Stocks (identified cost $30,944,101)		34,836,116

Common Stock Units — 0.3%

Mexico — 0.3%
Megacable Holdings SAB de C.V.,	26,900	123,050

Total Common Stock Units (identified cost $115,406)		123,050

Short-Term Investments — 2.7%

Collateral Investment for Securities on Loan — 1.7%

BMO Institutional Prime Money Market Fund — Premier Class, 2.433% (3)	615,475	615,475

Mutual Funds — 1.0%
BMO Institutional Prime Money Market Fund — Premier Class, 2.433% (4)	336,327	336,361

Total Short-Term Investments (identified cost $951,750)		951,836

Total Investments — 101.2% (identified cost $32,011,257)		35,911,002
Other Assets and Liabilities — (1.2)%		(434,037)

Total Net Assets — 100.0%		$35,476,965

Industry Allocation
Industry	Value	% of Total Net Assets
Aerospace/Defense	$227,416	0.6%
Agriculture	784,948	2.3
Airlines	230,074	0.6
Apparel	94,553	0.3
Auto Parts & Equipment	74,882	0.2
Banks	3,180,575	8.9
Beverages	688,854	2.0
Commercial Services	527,896	1.4
Computers	88,579	0.3
Diversified Financial Services	779,724	2.2
Electric	8,807,969	24.8
Electronics	140,211	0.4
Engineering & Construction	325,937	0.9
Food	2,344,769	6.7
Healthcare-Products	1,364,809	3.8
Healthcare-Services	710,084	2.0
Holding Companies-Diversified	140,867	0.4
Insurance	1,968,825	5.5
Lodging	101,311	0.3
Media	779,116	2.2
Mining	288,143	0.8
Oil & Gas	762,712	2.2
Pharmaceuticals	2,846,901	8.2
Private Equity	112,019	0.3
Real Estate	329,627	0.9
Real Estate Investment Trusts	2,470,094	7.0
Retail	1,973,958	5.6
Savings & Loans	203,299	0.6
Shipbuilding	154,335	0.4
Telecommunications	2,333,629	6.4

Total Common Stocks	34,836,116	98.2

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Global Low Volatility Equity Fund (continued)

Industry Allocation (continued)
Industry	Value	% of Total Net Assets
Common Stock Units	$123,050	0.3%
Collateral Investment for Securities on Loan	615,475	1.7
Mutual Funds	336,361	1.0

Total Investments	35,911,002	101.2
Other Assets and Liabilities	(434,037)	(1.2)

Net Assets	$35,476,965	100.0%

Disciplined International Equity Fund

Description	Shares	Value
Common Stocks — 97.5%

Australia — 9.8%
BHP Billiton, Ltd.	24,086	$636,090
CSL, Ltd.	1,958	269,115
Evolution Mining, Ltd.	403,124	1,032,301
Qantas Airways, Ltd.	249,122	1,012,575
Rio Tinto PLC	28,276	1,626,168
Santos, Ltd.	361,942	1,776,666
St. Barbara, Ltd.	90,278	286,253
Whitehaven Coal, Ltd.	205,653	641,872
Woodside Petroleum, Ltd.	20,909	537,653

		7,818,693

Cayman Islands — 0.6%
IGG, Inc.	211,000	299,979
WH Group, Ltd. (5)	214,500	190,460

		490,439

Denmark — 4.0%
Novo Nordisk A/S, Class B	42,743	2,097,286
Pandora A/S	20,650	1,083,603

		3,180,889

Finland — 2.1%
UPM-Kymmene OYJ	55,172	1,664,272

France — 9.2%
Arkema SA	6,113	616,334
Bouygues SA	4,743	179,381
Cie de Saint-Gobain	1,368	49,264
Credit Agricole SA	53,172	679,317
Eiffage SA	3,727	363,645
Eramet	3,036	182,161
Peugeot SA	77,927	1,981,946
Sanofi	15,995	1,337,223
Societe Generale SA	23,869	733,044
Vinci SA	12,385	1,182,207

		7,304,522

Germany — 6.9%
Allianz SE	10,891	2,423,085
Covestro AG (5)	20,191	1,151,528
Deutsche Lufthansa AG	22,683	579,227
Fresenius Medical Care AG & Co. KGaA	2,239	175,420
Fresenius SE & Co. KGaA	14,626	822,334
Siltronic AG	1,564	152,885
Talanx AG (2)	5,496	212,298

		5,516,777

Hong Kong — 4.0%
CK Asset Holdings, Ltd.	215,000	1,784,420

Description	Shares	Value
Common Stocks (continued)

Hong Kong (continued)
Hong Kong Exchanges & Clearing, Ltd.	13,200	$455,036
Sands China, Ltd.	190,000	948,820

		3,188,276

Israel — 0.2%
Bank Leumi Le-Israel BM	23,413	154,842

Italy — 2.5%
ASTM SpA	11,814	309,742
Enel SpA	210,214	1,272,053
Societa Iniziative Autostradali e Servizi SpA	25,328	423,785

		2,005,580

Japan — 22.8%
AGC, Inc.	13,800	477,890
Aoyama Trading Co., Ltd. (2)	10,600	259,615
Bridgestone Corp.	6,000	236,469
Chubu Electric Power Co., Inc.	45,700	718,515
Daiwa Securities Group, Inc.	77,400	392,677
Foster Electric Co., Ltd.	8,500	117,588
Fujikura, Ltd.	60,000	253,533
Fujitsu, Ltd.	6,600	444,618
Hitachi, Ltd.	52,400	1,567,793
Honda Motor Co., Ltd.	58,700	1,660,441
JVC Kenwood Corp.	97,900	240,655
Kajima Corp.	21,300	314,919
Kansai Electric Power Co., Inc.	61,500	918,927
Kirin Holdings Co., Ltd.	55,300	1,234,842
Konica Minolta, Inc.	94,700	917,562
Maxell Holdings, Ltd.	12,000	175,696
Mebuki Financial Group, Inc.	31,600	85,333
Mizuho Financial Group, Inc.	342,000	537,554
MS&AD Insurance Group Holdings, Inc.	52,200	1,565,555
Nichias Corp.	4,100	80,812
Nippon Telegraph & Telephone Corp.	45,400	1,955,460
Nishimatsu Construction Co., Ltd.	25,600	595,071
Nisshinbo Holdings, Inc.	35,600	303,733
Obayashi Corp.	25,700	250,164
ORIX Corp.	102,900	1,488,134
Sumitomo Electric Industries, Ltd.	12,500	173,709
Sumitomo Mitsui Construction Co., Ltd.	31,100	204,515
Sumitomo Mitsui Financial Group, Inc.	13,300	470,359
Toppan Printing Co., Ltd.	34,100	542,100

		18,184,239

Jersey — 2.2%
Aptiv PLC	17,483	1,453,012
Wizz Air Holdings PLC (2)(5)	7,483	301,822

		1,754,834

Netherlands — 5.4%
AerCap Holdings NV (2)	10,566	476,949
ASM International NV	8,569	467,262
Fiat Chrysler Automobiles NV	55,817	824,214
Koninklijke Ahold Delhaize NV	36,122	931,647
NN Group NV	37,793	1,646,426

		4,346,498

New Zealand — 0.1%
Air New Zealand, Ltd.	43,740	73,574

Norway — 5.1%
Austevoll Seafood ASA	41,189	498,697
DNO ASA	202,254	430,313
Equinor ASA	74,666	1,678,461
Telenor ASA	74,777	1,458,111

		4,065,582

(See Notes which are an integral part of the Financial Statements)

February 28, 2019 (Unaudited)

Schedules of Investments

Disciplined International Equity Fund (continued)

Description	Shares or Units	Value
Common Stocks (continued)

Singapore — 1.5%
DBS Group Holdings, Ltd.	42,500	$780,843
SATS, Ltd.	53,600	203,379
United Overseas Bank, Ltd.	11,500	212,818

		1,197,040

Spain — 0.9%
Banco Bilbao Vizcaya Argentaria SA	42,667	265,661
Ence Energia y Celulosa SA	64,631	465,347

		731,008

Sweden — 0.5%
Boliden AB	6,977	190,931
Skandinaviska Enskilda Banken AB, Class A	17,888	182,095

		373,026

Switzerland — 6.3%
Nestle SA	2,983	270,070
Roche Holding AG	11,152	3,098,492
TE Connectivity, Ltd.	14,917	1,224,536
Zurich Insurance Group AG	1,214	401,403

		4,994,501

United Kingdom — 13.4%
Auto Trader Group PLC (5)	265,602	1,675,801
Berkeley Group Holdings PLC	12,878	674,689
BT Group PLC	72,103	205,326
Diageo PLC	2,497	96,492
GlaxoSmithKline PLC	112,546	2,235,249
Imperial Brands PLC	54,378	1,810,679
International Consolidated Airlines Group SA	28,168	223,790
Legal & General Group PLC	136,417	507,708
Moneysupermarket.com Group PLC	139,275	636,755
Persimmon PLC	12,205	393,856
QinetiQ Group PLC	105,522	429,395
Royal Mail PLC	96,505	361,982
Tate & Lyle PLC	58,413	538,459
Unilever PLC	17,332	921,371

		10,711,552

Total Common Stocks (identified cost $75,180,457)		77,756,144

Limited Partnership Units — 0.3%

Germany — 0.3%
Schaeffler AG	27,237	249,704

Total Limited Partnership Units (identified cost $365,189)		249,704

Short-Term Investments — 1.5%

Mutual Funds — 1.5%
BMO Institutional Prime Money Market Fund — Premier Class, 2.433% (4)	1,158,742	1,158,858

Total Short-Term Investments (identified cost $1,158,682)		1,158,858

Total Investments — 99.3% (identified cost $76,704,328)		79,164,706
Other Assets and Liabilities — 0.7%		586,277

Total Net Assets — 100.0%		$79,750,983

Industry Allocation
Industry	Value	% of Total Net Assets
Agriculture	$1,810,679	2.3%
Airlines	2,190,988	2.8
Auto Manufacturers	4,466,601	5.6
Auto Parts & Equipment	1,863,190	2.3
Banks	4,016,533	5.0
Beverages	1,331,334	1.6
Biotechnology	269,115	0.3
Building Materials	607,966	0.8
Chemicals	1,767,862	2.3
Coal	641,872	0.8
Commercial Services	1,705,022	2.1
Computers	444,618	0.6
Cosmetics/Personal Care	921,371	1.2
Diversified Financial Services	2,421,180	3.1
Electric	2,909,495	3.7
Electrical Components & Equipment	253,533	0.3
Electronics	1,224,536	1.5
Engineering & Construction	3,293,281	4.1
Food	2,429,333	3.1
Forest Products & Paper	2,129,619	2.7
Healthcare-Services	997,754	1.2
Home Builders	1,068,545	1.3
Home Furnishings	533,939	0.6
Insurance	6,756,475	8.4
Internet	2,312,556	2.9
Lodging	948,820	1.2
Machinery-Construction & Mining	1,567,793	2.0
Mining	3,953,904	5.0
Office/Business Equipment	917,562	1.1
Oil & Gas	4,423,093	5.6
Pharmaceuticals	8,768,250	11.0
Real Estate	1,784,420	2.2
Retail	1,343,218	1.7
Semiconductors	620,147	0.8
Software	299,979	0.4
Telecommunications	3,922,630	4.9
Transportation	361,982	0.4
Trucking & Leasing	476,949	0.6

Total Common Stocks	77,756,144	97.5
Auto Parts & Equipment	249,704	0.3
Mutual Funds	1,158,858	1.5

Total Investments	79,164,706	99.3
Other Assets and Liabilities	586,277	0.7

Net Assets	$79,750,983	100.0%

Pyrford International Stock Fund

Description	Shares	Value
Common Stocks — 94.5%

Australia — 10.8%
Brambles, Ltd.	1,644,597	$13,719,159
Computershare, Ltd.	825,072	10,095,821
Newcrest Mining, Ltd.	318,750	5,498,882
QBE Insurance Group, Ltd.	1,067,496	9,351,771
Rio Tinto, Ltd.	99,249	6,769,885
Woodside Petroleum, Ltd.	443,540	11,405,162
Woolworths Group, Ltd.	632,131	12,855,692

		69,696,372

Finland — 2.7%
Kone OYJ, Class B (1)	173,662	8,487,939
Sampo OYJ, A Shares	188,856	9,090,934

		17,578,873

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Pyrford International Stock Fund (continued)

Description	Shares	Value
Common Stocks (continued)

France — 8.6%
Air Liquide SA	87,295	$10,887,548
Bureau Veritas SA	418,687	10,010,465
Legrand SA	110,951	7,319,667
Rubis SCA	127,853	7,569,440
Sanofi	129,126	10,795,260
TOTAL SA	155,704	8,853,500

		55,435,880

Germany — 6.5%
Brenntag AG	220,332	10,926,879
Deutsche Post AG	239,638	7,446,779
Fielmann AG	127,561	8,611,339
GEA Group AG	259,036	6,208,072
SAP SE	80,725	8,649,501

		41,842,570

Hong Kong — 5.2%
AIA Group, Ltd.	861,800	8,618,274
China Mobile, Ltd.	1,053,500	11,085,589
Power Assets Holdings, Ltd.	1,046,000	7,262,269
VTech Holdings, Ltd.	637,600	6,680,799

		33,646,931

Israel — 1.1%
Bezeq — The Israeli Telecommunication Corp., Ltd.	8,198,023	7,188,312

Japan — 10.3%
ABC-Mart, Inc. (1)	122,100	6,988,723
Japan Tobacco, Inc.	652,468	16,583,159
KDDI Corp.	507,300	12,235,913
Mitsubishi Electric Corp.	575,000	7,191,046
Nihon Kohden Corp.	316,700	9,503,983
Sumitomo Rubber Industries, Ltd.	684,600	8,788,971
Toyota Tsusho Corp.	162,800	5,163,038

		66,454,833

Malaysia — 2.9%
Axiata Group Bhd	7,386,574	7,556,412
Malayan Banking Bhd	4,753,188	11,139,280

		18,695,692

Netherlands — 3.1%
Koninklijke Vopak NV	192,563	9,416,128
Unilever NV	192,272	10,402,450

		19,818,578

Norway — 1.9%
Telenor ASA	628,559	12,256,557

Singapore — 4.9%
ComfortDelGro Corp., Ltd.	5,171,500	9,141,927
Singapore Technologies Engineering, Ltd.	1,885,500	5,215,806
Singapore Telecommunications, Ltd.	3,829,300	8,553,614
United Overseas Bank, Ltd.	482,702	8,932,843

		31,844,190

Sweden — 4.7%
Assa Abloy AB, Class B	436,356	9,026,182
Atlas Copco AB, A Shares	327,411	8,871,221
Essity AB, Class B	448,031	12,500,822

		30,398,225

Description	Shares	Value
Common Stocks (continued)

Switzerland — 14.1%
Givaudan SA	2,031	$5,081,316
Nestle SA	250,707	22,698,146
Novartis AG	197,719	18,035,507
Panalpina Welttransport Holding AG	28,233	4,401,638
Roche Holding AG	74,465	20,689,489
Schindler Holding AG	20,466	4,626,151
SGS SA	1,834	4,676,649
Zurich Insurance Group AG	32,775	10,836,882

		91,045,778

Taiwan — 4.0%
Advantech Co., Ltd.	735,118	5,613,138
Chunghwa Telecom Co., Ltd.	2,538,000	8,823,810
Merida Industry Co., Ltd.	536,000	2,803,957
Taiwan Semiconductor Manufacturing Co., Ltd.	1,136,000	8,821,796

		26,062,701

United Kingdom — 13.7%
BP PLC	688,114	4,877,361
British American Tobacco PLC	206,021	7,537,764
GlaxoSmithKline PLC	453,315	9,003,180
IMI PLC	342,301	4,294,942
Imperial Brands PLC	180,170	5,999,302
Legal & General Group PLC	2,892,375	10,764,660
National Grid PLC	1,154,904	12,988,188
Reckitt Benckiser Group PLC	97,928	7,490,570
Royal Dutch Shell PLC, A Shares	233,748	7,292,993
Royal Dutch Shell PLC, B Shares	175,947	5,517,968
SSE PLC	395,696	6,237,619
Vodafone Group PLC	3,898,271	6,942,908

		88,947,455

Total Common Stocks (identified cost $562,693,811)		610,912,947

Preferred Stocks — 1.6%

Germany — 1.6%
Fuchs Petrolub SE	226,349	10,118,199

Total Preferred Stocks (identified cost $8,757,283)		10,118,199

Short-Term Investments — 5.1%

Collateral Investment for Securities on Loan — 1.8%

BMO Institutional Prime Money Market Fund — Premier Class, 2.433% (3)	11,637,972	11,637,973

Mutual Funds — 3.3%
BMO Institutional Prime Money Market Fund — Premier Class, 2.433% (4)	21,437,477	21,439,620

Total Short-Term Investments (identified cost $33,074,296)		33,077,593

Total Investments — 101.2% (identified cost $604,525,390)		654,108,739
Other Assets and Liabilities — (1.2)%		(7,996,416)

Total Net Assets — 100.0%		$646,112,323

(See Notes which are an integral part of the Financial Statements)

February 28, 2019 (Unaudited)

Schedules of Investments

Pyrford International Stock Fund (continued)

Industry Allocation
Industry	Value	% of Total Net Assets
Agriculture	$30,120,225	4.7%
Auto Parts & Equipment	8,788,971	1.3
Banks	20,072,123	3.1
Chemicals	26,895,743	4.2
Commercial Services	28,406,273	4.3
Computers	15,708,959	2.5
Cosmetics/Personal Care	22,903,272	3.5
Distribution/Wholesale	5,163,038	0.8
Electric	13,499,888	2.1
Electrical Components & Equipment	7,319,667	1.1
Electronics	9,026,182	1.4
Engineering & Construction	5,215,806	0.8
Food	35,553,838	5.5
Gas	20,557,628	3.2
Hand/Machine Tools	4,626,151	0.7
Healthcare-Products	9,503,983	1.5
Household Products/Wares	7,490,570	1.1
Insurance	48,662,521	7.5
Leisure Time	2,803,957	0.4
Machinery-Construction & Mining	16,062,267	2.5
Machinery-Diversified	14,696,011	2.3
Mining	12,268,767	1.9
Miscellaneous Manufacturing	4,294,942	0.7
Oil & Gas	37,946,984	5.8
Pharmaceuticals	58,523,436	9.1
Pipelines	9,416,128	1.5
Retail	15,600,062	2.4
Semiconductors	8,821,796	1.3
Software	8,649,501	1.3
Telecommunications	81,323,914	12.7
Transportation	20,990,344	3.3

Total Common Stocks	610,912,947	94.5
Preferred Stocks	10,118,199	1.6
Collateral Investment for Securities on Loan	11,637,973	1.8
Mutual Funds	21,439,620	3.3

Total Investments	654,108,739	101.2
Other Assets and Liabilities	(7,996,416)	(1.2)

Net Assets	$646,112,323	100.0%

LGM Emerging Markets Equity Fund

Description	Shares	Value
Common Stocks — 92.3%

Brazil — 1.5%
Raia Drogasil SA	196,400	$3,420,131

Chile — 1.2%
Aguas Andinas SA, Class A	4,782,906	2,800,497

China — 14.3%
ANTA Sports Products, Ltd.	847,000	4,963,470
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	1,914,450	7,742,324
Ping An Healthcare and Technology Co., Ltd. (1)(2)(5)	474,200	2,380,137
Tingyi Cayman Islands Holding Corp.	6,572,000	9,125,743
Yum China Holdings, Inc.	195,593	8,160,140

		32,371,814

Description	Shares	Value
Common Stocks (continued)

Egypt — 4.8%
Commercial International Bank Egypt SAE, GDR	1,699,007	$6,770,543
Eastern Tobacco	4,257,768	3,961,110

		10,731,653

Hong Kong — 8.8%
AIA Group, Ltd.	775,000	7,750,247
Dairy Farm International Holdings, Ltd.	393,191	3,515,128
Sands China, Ltd.	1,727,200	8,625,273

		19,890,648

India — 16.7%
Colgate-Palmolive India, Ltd.	265,010	4,664,839
Emami, Ltd.	843,681	4,659,291
HDFC Bank, Ltd.	350,050	10,221,527
Housing Development Finance Corp., Ltd.	88,375	2,288,453
ICICI Bank, Ltd.	1,593,294	7,863,846
ITC, Ltd.	2,067,571	8,037,586

		37,735,542

Indonesia — 5.6%
Bank Mandiri Persero Tbk PT	18,434,308	9,336,730
Bank Rakyat Indonesia Persero Tbk PT	12,058,400	3,300,148

		12,636,878

Malaysia — 5.4%
British American Tobacco Malaysia Bhd	932,800	7,730,323
Public Bank Bhd	711,400	4,373,540

		12,103,863

Mexico — 6.1%
Bolsa Mexicana de Valores SAB de C.V.	2,026,573	4,240,990
Wal-Mart de Mexico SAB de C.V.	3,682,679	9,530,723

		13,771,713

Nigeria — 1.3%
Guaranty Trust Bank PLC	29,955,891	2,935,387

Peru — 1.7%
Credicorp, Ltd.	15,614	3,795,607

Philippines — 3.2%
Universal Robina Corp.	2,780,200	7,316,033

Russia — 3.8%
Magnit PJSC, GDR	600,033	8,616,474

South Africa — 9.8%
AVI, Ltd.	679,857	4,319,247
Clicks Group, Ltd.	276,219	3,540,699
Discovery, Ltd. (1)	268,440	2,934,722
Famous Brands, Ltd. (1)(2)	305,889	1,953,349
Mr Price Group, Ltd.	467,428	7,160,126
Multichoice Group, Ltd. (2)	10,111	75,364
Naspers, Ltd., Class N	10,111	2,184,794

		22,168,301

Taiwan — 1.0%
President Chain Store Corp.	207,000	2,142,203

Thailand — 1.9%
Kasikornbank PCL	694,469	4,352,483

United States — 2.6%
Western Union Co.	329,822	5,893,919

(See Notes which are an integral part of the Financial Statements)

BMO Funds

LGM Emerging Markets Equity Fund (continued)

Description	Shares or Units	Value
Common Stocks (continued)

Vietnam — 2.6%
Vietnam Dairy Products JSC	976,671	$5,940,012

Total Common Stocks (identified cost $189,301,181)		208,623,158

Common Stock Units — 3.0%

Mexico — 3.0%
Fomento Economico Mexicano SAB de C.V.,	748,800	6,790,362

Total Common Stock Units (identified cost $6,417,742)		6,790,362

Short-Term Investments — 5.1%

Collateral Investment for Securities on Loan — 1.1%

BMO Institutional Prime Money Market Fund — Premier Class, 2.433% (3)	2,610,575	2,610,575

Mutual Funds — 4.0%
BMO Institutional Prime Money Market Fund — Premier Class, 2.433% (4)	8,972,862	8,973,759

Total Short-Term Investments (identified cost $11,583,138)		11,584,334

Total Investments — 100.4% (identified cost $207,302,061)		226,997,854
Other Assets and Liabilities — (0.4)%		(810,397)

Total Net Assets — 100.0%		$226,187,457

Industry Allocation
Industry	Value	% of Total Net Assets
Agriculture	$19,729,019	8.7%
Banks	52,949,811	23.5
Commercial Services	5,893,919	2.6
Cosmetics/Personal Care	4,664,839	2.1
Diversified Financial Services	6,529,443	2.9
Food	42,255,714	18.6
Holding Companies-Diversified	4,319,247	1.9
Insurance	10,684,969	4.7
Internet	2,184,794	1.0
Lodging	8,625,273	3.8
Media	75,364	0.0
Pharmaceuticals	4,659,291	2.1
Retail	40,870,841	18.1
Software	2,380,137	1.1
Water	2,800,497	1.2

Total Common Stocks	208,623,158	92.3
Common Stock Units	6,790,362	3.0
Collateral Investment for Securities on Loan	2,610,575	1.1
Mutual Funds	8,973,759	4.0

Total Investments	226,997,854	100.4
Other Assets and Liabilities	(810,397)	(0.4)

Net Assets	$226,187,457	100.0%

Alternative Strategies Fund

Description	Shares	Value
Common Stocks Purchased Long — 35.2%

Australia — 0.1%
Regis Resources, Ltd.	21,667	$82,073

Bermuda — 0.3%
Argo Group International Holdings, Ltd.	606	42,123
Essent Group, Ltd. (2)	2,842	122,604

		164,727

Brazil — 0.0%
SLC Agricola SA	1,100	12,013

Canada — 3.4%
Air Canada (2)	7,855	197,636
Allied Properties Real Estate Investment Trust	5,568	203,138
Canadian National Railway Co.	3,945	338,797
Canfor Corp. (2)	7,169	77,031
Cascades, Inc.	1,817	12,164
Cogeco Communications, Inc.	859	53,716
Cogeco, Inc.	391	21,687
Cott Corp.	26,760	401,668
Equitable Group, Inc.	1,476	78,525
George Weston, Ltd.	1,733	123,527
Hudbay Minerals, Inc.	15,996	107,576
Husky Energy, Inc.	4,937	54,887
Interfor Corp. (2)	8,134	91,542
InterRent Real Estate Investment Trust	6,186	66,328
Methanex Corp.	1,463	82,347
Quebecor, Inc., Class B	1,288	31,291
Teck Resources, Ltd., Class B	8,522	190,975

		2,132,835

Cayman Islands — 0.1%
Tianneng Power International, Ltd.	40,000	39,186

China — 0.5%
Agricultural Bank of China, Ltd., Class H	52,000	24,908
Nestle SA	2,920	263,763

		288,671

Denmark — 0.2%
Novo Nordisk A/S, Class B	702	34,445
Scandinavian Tobacco Group A/S, Class A (5)	6,117	80,760

		115,205

France — 0.2%
Boiron SA	427	26,907
Peugeot SA	2,346	59,667
Sanofi	382	31,936

		118,510

Germany — 0.0%
Hamburger Hafen und Logistik AG	581	12,689

Hong Kong — 0.3%
HKT Trust & HKT, Ltd.	65,000	101,519
SmarTone Telecommunications Holdings, Ltd.	87,500	99,542

		201,061

Indonesia — 0.3%
Bukit Asam Tbk PT	433,700	122,703
Indo Tambangraya Megah Tbk PT	18,800	28,566
Japfa Comfeed Indonesia Tbk PT	133,300	21,226

		172,495

(See Notes which are an integral part of the Financial Statements)

February 28, 2019 (Unaudited)

Schedules of Investments

Alternative Strategies Fund (continued)

Description	Shares	Value
Common Stocks Purchased Long (continued)

Ireland — 0.6%
Allergan PLC	2,772	$381,732

Italy — 0.4%
ASTM SpA	959	25,143
Enel SpA	34,227	207,115
Societa Iniziative Autostradali e Servizi SpA	2,079	34,786

		267,044

Japan — 1.4%
Arcs Co., Ltd.	2,400	55,659
Artnature, Inc.	2,300	13,516
Frontier Real Estate Investment Corp.	48	198,089
Fukuda Corp.	700	27,318
Heiwado Co., Ltd.	4,500	100,242
J-Oil Mills, Inc.	800	28,493
KDDI Corp.	1,600	38,592
Keihin Corp.	3,400	59,694
Mitsui Sugar Co., Ltd.	1,200	30,919
Nippon Telegraph & Telephone Corp.	4,300	185,209
Okinawa Electric Power Co., Inc.	3,350	61,671
Press Kogyo Co., Ltd.	6,400	35,197
Shimachu Co., Ltd.	1,600	42,962
Yorozu Corp.	1,300	18,637

		896,198

Luxembourg — 0.1%
Trinseo SA	1,702	85,423

Malaysia — 0.0%
Malaysian Pacific Industries Bhd	7,700	18,651

Netherlands — 0.3%
Koninklijke Ahold Delhaize NV	7,583	195,578

New Zealand — 0.2%
Air New Zealand, Ltd.	42,705	71,833
New Zealand Refining Co., Ltd.	17,477	24,994

		96,827

Norway — 0.3%
Austevoll Seafood ASA	4,074	49,326
Leroy Seafood Group ASA	13,616	102,638
Sparebank 1 Oestlandet	1,876	19,118

		171,082

Poland — 0.1%
Asseco Poland SA	4,111	57,690

Portugal — 0.0%
Altri SGPS SA	2,686	21,936

Singapore — 0.1%
ComfortDelGro Corp., Ltd.	35,000	61,871
First Resources, Ltd.	19,200	24,284

		86,155

South Korea — 0.4%
DB HiTek Co., Ltd.	2,974	32,921
KT Corp.	4	101
Samsung Electronics Co., Ltd.	4,702	188,548

		221,570

Sweden — 0.0%
Mycronic AB	2,025	29,818

Switzerland — 0.9%
Roche Holding AG	737	204,770
TE Connectivity, Ltd.	4,670	383,360

		588,130

Description	Shares	Value
Common Stocks Purchased Long (continued)

Taiwan — 0.3%
HannStar Display Corp.	115,000	$26,493
Uni-President Enterprises Corp.	51,000	124,283
United Integrated Services Co., Ltd.	16,000	54,327

		205,103

United Kingdom — 1.2%
BT Group PLC	67,207	191,384
DFS Furniture PLC	5,436	16,475
GlaxoSmithKline PLC	9,018	179,104
Imperial Brands PLC	2,145	71,424
International Consolidated Airlines Group SA	7,175	57,004
Legal & General Group PLC	52,243	194,435
Reach PLC	10,293	8,239
SThree PLC	4,337	18,235
Watkin Jones PLC	14,657	42,477

		778,777

United States — 23.5%
AbbVie, Inc.	619	49,050
Air Products & Chemicals, Inc.	1,551	281,010
American International Group, Inc.	4,300	185,760
Anthem, Inc.	1,778	534,698
ArcBest Corp.	4,028	140,295
Associated Banc-Corp	13,993	325,757
Best Buy Co., Inc.	1,479	101,814
Broadcom, Inc.	1,374	378,345
Carlisle Cos., Inc.	4,996	614,908
Ciena Corp. (2)	4,320	184,291
Citizens Financial Group, Inc.	900	33,246
Clean Harbors, Inc. (2)	3,695	251,260
CONMED Corp.	1,882	144,726
ConocoPhillips	1,430	97,026
Cooper-Standard Holdings, Inc. (2)	757	45,503
CSX Corp.	2,885	209,653
Danaher Corp.	3,070	389,951
Discover Financial Services	1,479	105,911
Dover Corp.	2,985	270,232
DowDuPont, Inc.	4,622	246,029
DXC Technology Co.	3,880	255,537
Edgewell Personal Care Co. (2)	7,265	322,275
Emergent BioSolutions, Inc. (2)	3,743	218,404
Employers Holdings, Inc.	1,392	57,991
Enova International, Inc. (2)	570	14,546
Equinix, Inc.	518	219,373
Equitrans Midstream Corp. (2)	12,131	213,991
Essex Property Trust, Inc.	794	222,193
Expedia Group, Inc.	2,975	366,847
Extreme Networks, Inc. (2)	19,160	157,495
F5 Networks, Inc. (2)	334	56,159
FedNat Holding Co.	874	15,951
Genomic Health, Inc. (2)	512	38,897
G-III Apparel Group, Ltd. (2)	13,345	475,215
Glaukos Corp. (2)	1,328	98,498
Globus Medical, Inc., Class A (2)	951	46,304
Haemonetics Corp. (2)	642	55,771
HealthStream, Inc.	1,441	40,060
Huntington Ingalls Industries, Inc.	617	129,206
Inogen, Inc. (2)	473	50,829
Integer Holdings Corp. (2)	1,313	119,430
Intersect ENT, Inc. (2)	261	8,871
K12, Inc. (2)	630	20,185
Lantheus Holdings, Inc. (2)	2,467	56,371
LeMaitre Vascular, Inc.	591	17,683
Luminex Corp.	769	19,594
Marlin Business Services Corp.	2,549	60,003
Masco Corp.	4,178	156,926
Merit Medical Systems, Inc. (2)	3,523	196,337
Microsoft Corp.	5,575	624,567
Middleby Corp. (2)	1,575	193,079

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Alternative Strategies Fund (continued)

Description	Shares or Principal Amount	Value
Common Stocks Purchased Long (continued)

United States (continued)
Myriad Genetics, Inc. (2)	1,478	$45,862
Natus Medical, Inc. (2)	1,200	33,156
NetApp, Inc.	1,316	85,803
NextGen Healthcare, Inc. (2)	1,639	28,683
OraSure Technologies, Inc. (2)	4,512	48,504
Orthofix Medical, Inc. (2)	1,285	78,514
Owens-Illinois, Inc.	1,196	23,824
Pacira Pharmaceuticals, Inc. (2)	923	38,009
PBF Energy, Inc., Class A	273	8,482
Philip Morris International, Inc.	3,300	286,902
PNM Resources, Inc.	3,163	138,160
Portland General Electric Co.	4,049	203,017
PTC, Inc. (2)	3,060	284,029
PVH Corp.	6,247	717,406
Regions Financial Corp.	5,261	86,280
RPM International, Inc.	2,540	146,990
Rush Enterprises, Inc., Class A	1,920	80,486
ServiceMaster Global Holdings, Inc. (2)	8,230	371,667
Southwest Airlines Co.	683	38,275
SpartanNash Co.	1,109	21,049
SunTrust Banks, Inc.	467	30,294
Supernus Pharmaceuticals, Inc. (2)	2,069	84,498
Surmodics, Inc. (2)	646	37,694
Sykes Enterprises, Inc. (2)	2,300	68,057
Synchrony Financial	957	31,208
Sysco Corp.	1,441	97,340
TriNet Group, Inc. (2)	10,645	652,432
U.S. Foods Holding Corp. (2)	4,184	147,444
United Continental Holdings, Inc. (2)	762	66,911
United Technologies Corp.	2,745	344,964
Unum Group	2,807	104,870
Vail Resorts, Inc.	1,105	230,271
Vishay Intertechnology, Inc.	4,660	102,147
Vishay Precision Group, Inc. (2)	817	28,481
Wells Fargo & Co.	10,383	518,008
WR Grace & Co.	5,490	426,408
WW Grainger, Inc.	71	21,639

		14,875,817

Total Common Stocks Purchased Long (identified cost $21,023,461)		22,316,996

Short-Term Investments — 65.6%

Mutual Funds — 51.0%
BMO Institutional Prime Money Market Fund — Premier Class, 2.433% (4)	32,325,073	32,328,306

U.S. Treasury Bills — 14.6%
United States Treasury Bill, 0.000% 3/21/2019 (2)(6)	$2,750,000	$2,746,423
United States Treasury Bill, 0.000% 3/28/2019 (2)(6)	3,250,000	$3,244,241
United States Treasury Bill, 0.000% 5/23/2019 (2)(6)	3,250,000	$3,232,092

Total Short-Term Investments (identified cost $41,545,852)		41,551,062

Total Investments — 100.8% (identified cost $62,569,313)		63,868,058
Other Assets and Liabilities — 12.3%		7,798,485
Securities Sold Short (see below) — (13.1)%		(8,286,579)

Total Net Assets — 100.0%		$63,379,964

Description	Shares	Value
Securities Sold Short — (13.1)%

Common Stocks Sold Short — (13.1)%

Canada — (1.0)%
Canadian Tire Corp., Ltd., Class A	(1,900)	$(209,643)
Dollarama, Inc.	(5,100)	(138,047)
National Bank of Canada	(6,040)	(284,983)

		(632,673)

Finland — (0.2)%
Nokia OYJADR	(21,025)	(128,042)

Netherlands — (0.3)%
LyondellBasell Industries N.V., Class A	(1,479)	(126,484)
Signify N.V. (5)	(2,870)	(76,226)

		(202,710)

Spain — (0.2)%
Siemens Gamesa Renewable Energy SA (2)	(7,630)	(116,772)

Sweden — (0.2)%
Volvo AB, Class B	(9,720)	(143,127)

Switzerland — (0.5)%
Garrett Motion, Inc. (2)	(6,285)	(105,211)
Roche Holding AG	(705)	(195,878)

		(301,089)

United Kingdom — (0.5)%
Cineworld Group PLC	(37,245)	(137,826)
Fiat Chrysler Automobiles NV (2)	(10,630)	(156,580)

		(294,406)

United States — (10.2)%
ABM Industries, Inc.	(2,195)	(78,274)
Acorda Therapeutics, Inc. (2)	(4,100)	(60,434)
Align Technology, Inc. (2)	(430)	(111,357)
Amgen, Inc.	(830)	(157,766)
Apple, Inc.	(1,125)	(194,794)
Bloom Energy Corp., Class A (2)	(4,350)	(62,945)
Capri Holdings, Ltd. (2)	(1,980)	(90,288)
Cardinal Health, Inc.	(2,518)	(136,828)
Cheesecake Factory, Inc.	(2,045)	(96,729)
Constellation Brands, Inc., Class A	(379)	(64,112)
Core-Mark Holding Co., Inc.	(3,885)	(122,416)
Covetrus, Inc. (2)	(4,146)	(148,344)
CVS Health Corp.	(3,260)	(188,526)
Dollar General Corp.	(951)	(112,655)
Estee Lauder Cos., Inc., Class A	(1,180)	(185,189)
F5 Networks, Inc. (2)	(835)	(140,397)
Fulton Financial Corp.	(12,210)	(209,768)
General Electric Co.	(12,659)	(131,527)
Genesee & Wyoming, Inc., Class A (2)	(1,470)	(120,540)
Hanesbrands, Inc.	(2,185)	(40,619)
Home Depot, Inc.	(1,056)	(195,508)
Hormel Foods Corp.	(2,819)	(122,232)
Iron Mountain, Inc.	(4,265)	(151,066)
KAR Auction Services, Inc.	(2,156)	(101,655)
Kohl’s Corp.	(1,993)	(134,587)
Landstar System, Inc.	(1,565)	(170,084)
LivaNova PLC (2)	(1,285)	(119,762)
Mercury Systems, Inc. (2)	(2,095)	(133,074)
Merit Medical Systems, Inc. (2)	(2,120)	(118,148)
Motorola Solutions, Inc.	(1,630)	(233,286)
Murphy USA, Inc. (2)	(1,610)	(125,210)
Nuance Communications, Inc. (2)	(12,130)	(203,420)
Omnicom Group, Inc.	(1,605)	(121,498)
PACCAR, Inc.	(4,245)	(287,811)
Qualys, Inc. (2)	(1,145)	(95,756)
Realogy Holdings Corp.	(4,895)	(66,572)
Robert Half International, Inc.	(2,131)	(145,313)
Rockwell Automation, Inc.	(880)	(157,133)
SiteOne Landscape Supply, Inc. (2)	(1,153)	(61,928)

(See Notes which are an integral part of the Financial Statements)

February 28, 2019 (Unaudited)

Schedules of Investments

Alternative Strategies Fund (continued)

Description	Shares	Value
Securities Sold Short (continued)

Common Stocks Sold Short (continued)

United States (continued)
Target Corp.	(1,705)	$(123,851)
Texas Roadhouse, Inc.	(2,010)	(127,253)
UMB Financial Corp.	(3,165)	(217,784)
VF Corp.	(3,315)	(289,598)
Wabtec Corp.	(1,392)	(101,978)
Walgreens Boots Alliance, Inc.	(2,900)	(206,451)
WR Berkley Corp.	(2,430)	(203,294)

		(6,467,760)

Total Securities Sold Short (proceeds $(8,216,427))		$(8,286,579)

Industry Allocation
Industry	Value	% of Total Net Assets
Common Stocks Purchased Long
Aerospace/Defense	$344,964	0.6%
Agriculture	496,609	0.8
Airlines	431,659	0.7
Apparel	717,406	1.1
Auto Manufacturers	59,667	0.1
Auto Parts & Equipment	159,031	0.3
Banks	1,037,611	1.6
Beverages	401,668	0.6
Biotechnology	264,266	0.4
Building Materials	156,926	0.3
Chemicals	1,182,784	1.9
Coal	151,269	0.2
Commercial Services	1,135,137	1.8
Computers	467,087	0.7
Cosmetics/Personal Care	335,791	0.5
Distribution/Wholesale	496,854	0.8
Diversified Financial Services	290,193	0.5
Electric	609,963	1.0
Electrical Components & Equipment	39,186	0.1
Electronics	570,299	0.9
Energy-Alternate Sources	213,991	0.3
Engineering & Construction	81,645	0.1
Entertainment	230,271	0.4
Environmental Control	251,260	0.4
Food	1,340,261	2.1
Forest Products & Paper	202,673	0.3
Healthcare-Products	1,441,130	2.3
Healthcare-Services	534,698	0.8
Holding Companies-Diversified	18,651	0.0
Insurance	723,734	1.1
Internet	463,066	0.7
Machinery-Diversified	193,079	0.3
Media	114,933	0.2
Mining	380,624	0.6
Miscellaneous Manufacturing	970,563	1.5
Oil & Gas	185,389	0.3
Packaging & Containers	23,824	0.0
Pharmaceuticals	1,030,451	1.6
Real Estate	42,477	0.1
Real Estate Investment Trusts	909,121	1.4
Retail	241,737	0.4
Semiconductors	599,814	1.0
Shipbuilding	129,206	0.2
Software	937,279	1.5

Industry Allocation (continued)
Industry	Value	% of Total Net Assets
Telecommunications	$958,133	1.5%
Transportation	750,616	1.2

Total Common Stocks Purchased Long	22,316,996	35.2
Short-Term Investments	41,551,062	65.6

Total Investments	63,868,058	100.8
Other Assets and Liabilities	7,798,485	12.3
Securities Sold Short (see below)	(8,286,579)	(13.1)

Total Net Assets	$63,379,964	100.0%

Securities Sold Short
Advertising	$(121,498)	(0.2)%
Apparel	(420,505)	(0.7)
Auto Manufacturers	(587,518)	(0.9)
Auto Parts & Equipment	(105,211)	(0.2)
Banks	(712,535)	(1.1)
Beverages	(64,112)	(0.1)
Biotechnology	(218,200)	(0.3)
Chemicals	(126,484)	(0.2)
Commercial Services	(223,587)	(0.4)
Computers	(423,624)	(0.7)
Cosmetics/Personal Care	(185,189)	(0.3)
Distribution/Wholesale	(285,999)	(0.5)
Electrical Components & Equipment	(76,226)	(0.1)
Energy-Alternate Sources	(116,772)	(0.2)
Entertainment	(137,826)	(0.2)
Food	(122,232)	(0.2)
Healthcare-Products	(349,267)	(0.6)
Healthcare-Services	(148,344)	(0.2)
Insurance	(203,294)	(0.3)
Internet	(140,397)	(0.2)
Machinery-Construction & Mining	(62,945)	(0.1)
Machinery-Diversified	(259,111)	(0.4)
Miscellaneous Manufacturing	(131,527)	(0.2)
Oil & Gas	(125,210)	(0.2)
Pharmaceuticals	(521,232)	(0.8)
Real Estate	(66,572)	(0.1)
Real Estate Investment Trusts	(151,066)	(0.2)
Retail	(1,344,724)	(2.1)
Software	(203,420)	(0.3)
Telecommunications	(361,328)	(0.6)
Transportation	(290,624)	(0.5)

Total Securities Sold Short	$(8,286,579)	(13.1)%

(See Notes which are an integral part of the Financial Statements)

BMO Funds

At February 28, 2018, the Alternative Strategies Fund had outstanding futures contracts as set forth below:

Expiration Date	Number of Contracts	Description	Notional Amount	Value at 2/28/19	Unrealized Appreciation (Depreciation)
Long Futures

Bond Futures
March 2019	12	SFE 10-Year Australian Bond	$1,118,391	$1,149,252	$30,862
Index Futures
March 2019	8	CME E-Mini S&P 500® Index	1,068,609	1,113,880	45,271
March 2019	26	Eurex Euro STOXX 50 Index	955,688	975,340	19,652
March 2019	6	CME E-Mini NASDAQ 100 Index	844,957	852,300	7,343
March 2019	2	OSE Nikkei 225 Index	384,168	383,798	(371)
March 2019	9	CAC 40 10 Euro	523,159	536,319	13,160
March 2019	5	HKG Hang Seng Index	915,097	912,959	(2,138)
March 2019	7	CBOT E-Mini DJIA Index	858,605	906,955	48,350
Interest Rate Futures
March 2019	4	Eurex 10-Year Euro BUND	752,862	752,127	(735)
June 2020	132	CME 3-Month Eurodollar	32,165,073	32,168,400	3,327
June 2020	66	LIFFE 3-Month Euro Euribor	18,784,880	18,798,882	13,999
June 2020	99	LIFFE 90-Day Sterling	16,235,123	16,230,566	(4,555)
March 2019	6	Euro OAT French Bond	1,037,354	1,043,496	6,142
June 2019	6	LIFFE 10-Year Gilt Government Bond	1,012,665	1,001,049	(11,616)
International Bonds
June 2019	12	Canadian Government Bond	1,243,176	1,237,524	(5,652)
U.S. Government & U.S. Government Agency Obligations
June 2019	32	United States Treasury Bond	4,665,109	4,623,000	(42,109)
Short Futures

Bond Futures
June 2019	15	United States Treasury Note	(1,839,984)	(1,830,000)	9,984
June 2019	11	United States Treasury Note	(2,336,555)	(2,334,149)	2,406
June 2019	5	United States Treasury Note	(651,719)	(647,266)	4,453
Index Futures
March 2019	2	TSE TOPIX Index	(282,183)	(288,162)	(5,979)
March 2019	4	Russell 2000 Mini Index	(305,822)	(315,100)	(9,278)
March 2019	8	LIFFE FTSE 100 Index	(731,540)	(750,767)	(19,227)
March 2019	3	DAX Index	(955,479)	(982,756)	(27,277)
Interest Rate Futures
December 2019	180	CME 3-Month Eurodollar	(43,811,300)	(43,812,000)	(700)
March 2019	2	Euro-BUXL 30 Year German Government Bond	(414,987)	(418,672)	(3,685)
December 2023	165	LIFFE 3-Month Euro Euribor	(46,605,339)	(46,607,771)	(2,417)

Total Futures Contracts			$(15,369,992)	$(15,300,796)	$69,210

At February 28, 2018, the Alternative Strategies Fund had outstanding forward foreign currency exchange contracts as set forth below:

		Contract Amount					Unrealized Appreciation (Depreciation)
Settlement Date	Currency	Buy		Sell		Value		Counterparty
March 15, 2019	South Korean Won	KRW	264,943,600		$(236,230)	$235,637	$(593)	BNP Paribas, N.A.
March 15, 2019	South Korean Won		$234,521	KRW	(264,943,600)	(235,637)	(1,115)	Barclays Bank PLC
March 22, 2019	Australian Dollar	AUD	2,626,000		$(1,888,325)	1,863,368	(24,957)	Bank of America
March 22, 2019	Australian Dollar		$3,331,252	AUD	(4,637,000)	(3,290,341)	40,913	Bank of America
March 22, 2019	Canadian Dollar	CAD	1,785,000		$(1,346,131)	1,357,134	11,000	Bank of America
March 22, 2019	Canadian Dollar		$2,854,000	CAD	(3,792,000)	(2,883,053)	(29,049)	Bank of America
March 22, 2019	Euro Currency	EUR	1,167,000		$(1,337,210)	1,329,413	(7,791)	Bank of America
March 22, 2019	Euro Currency		$4,167,926	EUR	(3,642,000)	(4,148,864)	19,064	Bank of America
March 22, 2019	Japanese Yen	JPY	403,052,000		$(3,677,383)	3,621,092	(56,293)	Bank of America
March 22, 2019	Japanese Yen		$5,000,437	JPY	(557,683,000)	(5,010,324)	(9,888)	Bank of America
March 22, 2019	Mexican Peso (new)	MXN	18,837,000		$(970,777)	974,188	3,411	Bank of America
March 22, 2019	Mexican Peso (new)		$425,349	MXN	(8,687,000)	(449,264)	(23,916)	Bank of America
March 22, 2019	New Zealand Dollar	NZD	3,144,000		$(2,143,188)	2,141,887	(1,311)	Bank of America
March 22, 2019	New Zealand Dollar		$1,229,739	NZD	(1,802,000)	(1,227,633)	2,106	Bank of America
March 22, 2019	Pound Sterling	GBP	2,275,000		$(2,967,376)	3,020,245	52,869	Bank of America
March 22, 2019	Pound Sterling		$3,163,664	GBP	(2,471,000)	(3,280,450)	(116,787)	Bank of America

(See Notes which are an integral part of the Financial Statements)

February 28, 2019 (Unaudited)

Schedules of Investments

		Contract Amount					Unrealized Appreciation (Depreciation)
Settlement Date	Currency	Buy		Sell		Value		Counterparty
March 22, 2019	Swiss Franc	CHF	471,000		$(476,287)	$472,726	$(3,560)	Bank of America
March 22, 2019	Swiss Franc		$1,683,554	CHF	(1,658,000)	(1,664,068)	19,489	Bank of America
May 22, 2019	Canadian Dollar		$510,000	CAD	(670,932)	(510,569)	(569)	Barclays Bank PLC
May 22, 2019	Canadian Dollar		$2,923,000	CAD	(3,833,251)	(2,917,047)	5,953	Societe Generale
May 22, 2019	Euro Currency	EUR	602,000		$(689,049)	689,490	441	BNP Paribas, N.A.
May 22, 2019	Euro Currency	EUR	751,000		$(857,404)	860,144	2,740	BNP Paribas, N.A.
May 22, 2019	Euro Currency	EUR	3,619,000		$4,125,107	4,144,957	(19,850)	Societe Generale
May 22, 2019	Euro Currency		$687,204	EUR	(602,000)	(689,490)	(2,286)	Barclays Bank PLC
May 22, 2019	Japanese Yen	JPY	55,149,088		$(502,000)	498,174	(3,826)	Barclays Bank PLC
May 22, 2019	Polish Zloty	PLN	15,751,517		$(4,125,107)	4,176,479	51,371	Societe Generale
May 22, 2019	Turkish Lira	TRY	327,403		$(59,000)	58,605	(395)	Societe Generale

							$(92,829)

At February 28, 2019, the Alternative Strategies Fund had outstanding total return swap agreements as set forth below:

Swap Counterparty	Index	Pay/Receive Total Return of Referenced Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount	Value at November 30, 2018	Upfront Payment Paid	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	+	Pay	1 Month USD LIBOR plus 0.23%	Monthly	03/6/2020	$10,265,612	$(307,710)	$—	$(307,710)
JPMorgan Chase & Co.	++	Receive	1 Month USD LIBOR plus 0.15%	Monthly	03/14/2020	4,014,225	127,254	—	127,254
JPMorgan Chase & Co.	+++	Receive	1 Month USD LIBOR plus 0.15%	Monthly	03/6/2020	10,272,666	(150,975)	—	(150,975)
Bank of America Merrill Lynch	MLEIFCLS	Pay	1 Month USD LIBOR plus	Monthly	09/06/2019	9,036,437	(126,345)		(126,345)

							$(457,776)	$—	$(457,776)

+	BMO Alternative Strategies Global Market Neutral Long Index
++	BMO Alternative Strategies Global Short Index
+++	BMO Alternative Strategies Global Market Neutral Short Index

The following table represents the equity basket holdings underlying the total return swap with BMO Alternative Strategies Global Market Neutral Long Index as of February 28, 2019:

Security Description	Shares	Value	Index Weight
BMO Alternative Strategies Global Market Neutral Long Index
ADT, Inc.	2,944	$23,554	0.25%
AerCap Holdings NV	765	34,545	0.37
AES Corp.	1,592	27,437	0.29
AGC, Inc.	1,109	38,460	0.41
AGCO Corp.	771	52,120	0.56
Air Canada	512	12,878	0.14
Alliance Data Systems Corp.	359	62,040	0.66
Ally Financial, Inc.	1,309	35,457	0.38
Altium Ltd.	1,449	34,014	0.36
Altri SGPS SA	7,850	64,179	0.68

Security Description	Shares	Value	Index Weight
American Eagle Outfitters, Inc.	465	$9,494	0.10%
Arcs Co., Ltd.	978	22,707	0.24
Asseco Poland SA	2,081	29,240	0.31
Assertio Therapeutics, Inc.	2,070	8,568	0.09
ASTM SpA	1,300	34,115	0.36
AT&S Austria Technologie & Systemtechnik	2,839	52,364	0.56
Atkore International Group, Inc.	1,935	44,688	0.48
AU Optronics Corp.	36,794	13,569	0.14
Avis Budget Group, Inc.	966	34,596	0.37
Bando Chemical Industries Ltd.	1,273	13,485	0.14

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Security Description	Shares	Value	Index Weight
BMO Alternative Strategies Global Market Neutral Long Index (Continued)
BASF SE	1,154	$88,048	0.94%
BE Semiconductor Industries NV	2,714	67,988	0.72
Boston Properties, Inc.	701	93,040	0.99
Bukit Asam Tbk PT	54,276	15,356	0.16
Burlington Stores, Inc.	410	69,621	0.74
Cadence Design Systems, Inc.	3,830	219,258	2.34
CAE, Inc.	1,247	26,272	0.28
Canfor Corp.	5,140	55,185	0.59
Capital One Financial Corp.	760	63,492	0.68
Cementir Holding SpA	2,046	14,259	0.15
Central Pacific Financial Corp.	3,197	93,302	1.00
China Resources Cement Holdings Ltd.	11,918	12,692	0.14
CI Takiron Corp.	1,901	10,757	0.11
Ciech SA	1,174	18,492	0.20
Citigroup, Inc.	1,226	78,445	0.84
Cogeco, Inc.	249	13,814	0.15
Comfort Systems USA, Inc.	481	25,807	0.28
ComfortDelGro Corp., Ltd.	48,616	85,992	0.92
Cooper-Standard Holdings, Inc.	203	12,220	0.13
Copa Holdings SA	249	21,954	0.23
Covestro AG	918	52,419	0.56
CTT-Correios de Portugal SA	6,558	20,700	0.22
Daiichikosho Co Ltd.	264	13,035	0.14
Daiwa Securities Group, Inc.	15,771	80,117	0.85
DB HiTek Co., Ltd.	985	10,907	0.12
Detour Gold Corp.	4,198	42,462	0.45
DNO ASA	21,178	45,112	0.48
Dollar General Corp.	396	46,915	0.50
DSW, Inc.	968	28,663	0.31
Emergent BioSolutions, Inc.	757	44,147	0.47
Enerflex Ltd.	4,577	69,512	0.74
Entegris, Inc.	381	13,469	0.14
Equinor ASA	964	21,691	0.23
Equitable Group, Inc.	877	46,617	0.50
Eramet	273	16,413	0.17
Essent Group Ltd.	3,393	146,358	1.56
Essex Property Trust, Inc.	698	195,432	2.08
Eutelsat Communications SA	1,700	33,601	0.36
Evercore, Inc.	257	23,680	0.25
Evolent Health, Inc.	542	7,148	0.08
F5 Networks, Inc.	489	82,263	0.88
Fabrinet	1,020	59,694	0.64
FedNat Holding Co.	1,264	23,068	0.25
Ferrexpo PLC	20,000	69,138	0.74
Fiat Chrysler Automobiles NV	1,559	23,050	0.25
Finnair OYJ	1,364	12,709	0.14
Fortescue Metals Group Ltd.	12,051	51,957	0.55
Fortinet, Inc.	917	79,629	0.85
FTI Consulting, Inc.	649	48,137	0.51
Fujitsu Ltd.	228	15,412	0.16
Fukuda Corp.	332	12,956	0.14
Genomic Health, Inc.	734	55,777	0.59
Genting Singapore Ltd.	27,326	20,628	0.22
Glaukos Corp.	137	10,164	0.11
Globus Medical, Inc.	739	35,959	0.38
Haemonetics Corp.	248	21,515	0.23
HealthStream, Inc.	1,685	46,833	0.50
Hibbett Sports, Inc.	584	10,835	0.12
Hitachi Ltd.	2,397	71,823	0.77
HMS Holdings Corp.	316	10,884	0.12
Honda Motor Co., Ltd.	684	19,373	0.21
Host Hotels & Resorts, Inc.	4,595	90,105	0.96

Security Description	Shares	Value	Index Weight
Hudbay Minerals, Inc.	5,326	$35,788	0.38%
Huntington Ingalls Industries, Inc.	505	105,679	1.13
Husky Energy, Inc.	3,218	35,746	0.38
IGG, Inc.	20,683	29,405	0.31
Inogen, Inc.	143	15,364	0.16
Insight Enterprises, Inc.	2,120	118,362	1.26
Integer Holdings Corp.	131	11,918	0.13
Interfor Corp.	3,386	38,075	0.41
International Consolidated Airlines Group	7,157	57,025	0.61
Israel Corp., Ltd.	148	41,689	0.44
J-Oil Mills, Inc.	377	13,435	0.14
JTEKT Corp.	5,362	66,477	0.71
JVC Kenwood Corp.	15,862	39,043	0.42
Kaga Electronics Co., Ltd.	731	14,079	0.15
KAR Auction Services, Inc.	1,063	50,143	0.53
KDDI Corp.	3,006	72,594	0.77
Kerry Properties Ltd.	9,831	41,078	0.44
Kohl’s Corp.	773	52,181	0.56
Komori Corp.	3,101	33,681	0.36
Koninklijke Ahold Delhaize NV	2,379	61,429	0.65
Koninklijke Volkerwessels NV	1,060	22,025	0.23
Kraton Corp.	1,457	51,857	0.55
Kroger Co.	467	13,691	0.15
Kurabo Industries Ltd.	927	18,906	0.20
Lantheus Holdings, Inc.	515	11,775	0.13
Legal & General Group PLC	57,011	212,781	2.26
Leopalace21 Corp.	14,888	32,232	0.34
Leroy Seafood Group ASA	10,462	78,957	0.84
Lotte Chemical Corp.	57	16,052	0.17
Luminex Corp.	1,192	30,361	0.32
Mammoth Energy Services, Inc.	429	9,856	0.11
Marlin Business Services Corp.	1,012	23,819	0.25
Masco Corp.	4,244	159,396	1.70
Matrix Service Co.	2,123	44,353	0.47
Max Co Ltd.	889	12,476	0.13
Mebuki Financial Group, Inc.	24,666	66,696	0.71
Medical Facilities Corp.	873	10,942	0.12
Medpace Holdings, Inc.	1,797	98,752	1.05
Meet Group, Inc.	2,074	12,445	0.13
Methanex Corp.	685	38,545	0.41
Mitsuboshi Belting Ltd.	854	16,285	0.17
Mitsui Sugar Co., Ltd.	1,419	36,615	0.39
Moneysupermarket.com Group PLC	27,642	126,736	1.35
Myriad Genetics, Inc.	327	10,148	0.11
NEC Corp.	405	13,524	0.14
NetApp, Inc.	1,438	93,740	1.00
Nippon Road Co., Ltd.	346	20,682	0.22
Nobina AB	1,419	9,860	0.11
Northrim BanCorp, Inc.	418	15,687	0.17
NS United Kaiun Kaisha Ltd.	1,258	29,016	0.31
NTN Corp.	12,837	40,246	0.43
Oesterreichische Post AG	1,307	51,850	0.55
Oriflame Holding AG	850	17,394	0.19
ORIX Corp.	2,532	36,663	0.39
Orthofix Medical, Inc.	704	42,988	0.46
Oshkosh Corp.	2,012	156,516	1.67
Owens-Illinois, Inc.	9,162	182,504	1.95
Oyo Corp.	1,180	12,594	0.13
PBF Energy, Inc.	3,280	101,922	1.09
Persimmon PLC	2,282	73,851	0.79
Peugeot SA	6,637	168,983	1.80
Portland General Electric Co.	986	49,443	0.53
Quebecor, Inc.	2,826	68,612	0.73

(See Notes which are an integral part of the Financial Statements)

February 28, 2019 (Unaudited)

Schedules of Investments

Security Description	Shares	Value	Index Weight
BMO Alternative Strategies Global Market Neutral Long Index (Continued)
Ramirent OYJ	6,986	$47,652	0.51%
Regions Financial Corp.	9,681	158,767	1.69
Rio Tinto PLC	1,277	73,654	0.78
Roche Holding AG	347	96,488	1.03
Samsung Electronics Co., Ltd.	765	30,678	0.33
Sandfire Resources NL	10,749	55,981	0.60
Scandinavian Tobacco Group A/S	3,488	46,100	0.49
Schaeffler AG	4,348	39,906	0.43
Semapa-Sociedade de Investimento e Gesta	797	13,924	0.15
ServiceMaster Global Holdings, Inc.	1,389	62,735	0.67
Shindengen Electric Manufacturing Co., Ltd.	1,099	41,747	0.45
SIAS	4,727	79,179	0.84
Signify NV	2,156	57,313	0.61
Siltronic AG	575	56,243	0.60
Silvercorp Metals, Inc.	4,227	10,977	0.12
Sinotruk Hong Kong Ltd.	14,529	26,431	0.28
SITC International Holdings Co., Ltd.	30,548	29,576	0.32
SK Hynix, Inc.	771	48,015	0.51
Sprouts Farmers Market, Inc.	713	16,628	0.18
SPS Commerce, Inc.	341	36,392	0.39
St Barbara Ltd.	11,853	37,695	0.40
Steel Dynamics, Inc.	2,285	85,278	0.91
SThree PLC	2,750	11,593	0.12
Stoneridge, Inc.	1,111	32,862	0.35
SunTrust Banks, Inc.	3,101	201,154	2.15
Supernus Pharmaceuticals, Inc.	460	18,796	0.20
Surmodics, Inc.	512	29,846	0.32

Security Description	Shares	Value	Index Weight
Synchrony Financial	1,832	$59,731	0.64%
Teck Resources Ltd.	2,645	59,219	0.63
Terex Corp.	1,609	54,044	0.58
Tianneng Power International Ltd.	18,466	18,090	0.19
Toyo Construction Co., Ltd.	5,978	24,541	0.26
Trinseo SA	1,242	62,335	0.66
UCB SA	142	11,873	0.13
Uni-President Enterprises Corp.	20,524	50,015	0.53
United Continental Holdings, Inc.	250	21,942	0.23
United Rentals, Inc.	265	35,699	0.38
Unum Group	1,904	71,136	0.76
US Concrete, Inc.	376	15,095	0.16
US Foods Holding Corp.	3,717	130,985	1.40
Vishay Intertechnology, Inc.	2,128	46,654	0.50
Vishay Precision Group, Inc.	487	16,985	0.18
W&T Offshore, Inc.	2,071	10,791	0.12
Waddell & Reed Financial, Inc.	1,629	30,158	0.32
Walker & Dunlop, Inc.	529	29,531	0.31
Wells Fargo & Co.	890	44,424	0.47
West China Cement Ltd.	106,604	16,025	0.17
West Fraser Timber Co., Ltd.	354	17,402	0.19
Westlake Chemical Corp.	844	58,955	0.63
Whitehaven Coal Ltd.	19,181	60,045	0.64
WW Grainger, Inc.	163	49,738	0.53
Xenia Hotels & Resorts, Inc.	1,002	19,565	0.21
Yanzhou Coal Mining Co., Ltd.	35,372	35,103	0.37
Yorozu Corp.	1,309	18,790	0.20
Yurtec Corp.	3,210	25,866	0.28

Total		$9,379,125	100.00%

The following table represents the equity basket holdings underlying the total return swap with BMO Alternative Strategies Global Short Index as of February 28, 2019:

Security Description	Shares	Value	Index Weight
BMO Alternative Strategies Global Short Index
Ain Holdings, Inc.	(763)	$(52,435)	(0.57)%
AIXTRON SE	(14,247)	(127,481)	(1.38)
Albemarle Corp.	(2,241)	(204,602)	(2.22)
Asahi Holdings, Inc.	(6,571)	(131,685)	(1.43)
ASOS PLC	(3,545)	(150,677)	(1.63)
BlackBerry Ltd.	(11,843)	(102,875)	(1.12)
Brown-Forman Corp.	(863)	(42,720)	(0.46)
Caverion OYJ	(5,248)	(30,745)	(0.33)
Cellnex Telecom SA	(5,785)	(141,012)	(1.63)
Chugoku Marine Paints Ltd.	(6,753)	(61,331)	(0.67)
Daifuku Co., Ltd.	(4,409)	(216,250)	(2.35)
Easterly Government Properties, Inc.	(13,438)	(241,606)	(2.62)
Fugro NV	(9,667)	(109,634)	(1.19)
Fuji Seal International, Inc.	(3,872)	(145,027)	(1.58)
Funai Soken Holdings, Inc.	(5,621)	(129,882)	(1.41)
Goldwin, Inc.	(454)	(55,305)	(0.60)
GRENKE AG	(2,594)	(264,942)	(2.88)
HarborOne Bancorp, Inc.	(4,785)	(77,181)	(0.84)
Howard Bancorp, Inc.	(2,563)	(34,011)	(0.37)
Huatai Securities Co., Ltd.	(128,350)	(259,976)	(2.82)
JD.com, Inc.	(2,471)	(68,475)	(0.74)
Just Eat PLC	(16,130)	(160,137)	(1.73)
Kansai Paint Co., Ltd.	(12,918)	(237,535)	(2.58)
Kawasaki Kisen Kaisha Ltd.	(17,831)	(251,797)	(2.73)
Kose Corp.	(688)	(111,395)	(1.21)
Kura Corp.	(948)	(50,747)	(0.55)
Lilis Energy, Inc.	(47,808)	(86,055)	(0.93)

Security Description	Shares	Value	Index Weight
M3, Inc.	(5,852)	$(97,051)	(1.05	) %
Macerich Co.	(4,096)	(178,580)	(1.94)
MISUMI Group, Inc.	(10,266)	(249,076)	(2.70)
Money Forward, Inc.	(962)	(32,016)	(0.35)
Nanosonics Ltd.	(22,476)	(66,361)	(0.72)
Netflix, Inc.	(733)	(262,447)	(2.85)
Nihon M&A Center, Inc.	(4,418)	(111,522)	(1.21)
Nippon Paint Holdings Co., Ltd.	(6,205)	(238,549)	(2.59)
Nippon Yusen KK	(15,220)	(239,942)	(2.61)
Nitori Holdings Co., Ltd.	(1,470)	(183,370)	(1.99)
Nordic Semiconductor ASA	(10,307)	(43,897)	(0.48)
Northam Platinum Ltd.	(59,196)	(232,784)	(2.53)
Northwest Pipe Co.	(2,481)	(61,217)	(0.66)
Okta, Inc.	(2,915)	(247,466)	(2.69)
Pacific Metals Co., Ltd.	(2,171)	(55,395)	(0.60)
Pan Pacific International Holdings Corp.	(1,682)	(100,345)	(1.09)
Park24 Co., Ltd.	(9,604)	(230,703)	(2.50)
People’s United Financial Inc.	(5,991)	(106,406)	(1.16)
Pinnacle Financial Partners, Inc.	(3,406)	(199,891)	(2.17)
Prestige International, Inc.	(6,284)	(73,323)	(0.80)
PROS Holdings, Inc.	(5,386)	(229,424)	(2.49)
Republic First Bancorp, Inc.	(6,152)	(181,286)	(1.97)
Republic First Bancorp, Inc.	(9,029)	(57,786)	(0.63)
Senior Housing Properties Trust	(4,719)	(61,107)	(0.67)
Serco Group PLC	(68,224)	(117,333)	(1.27)
Shimano, Inc.	(228)	(34,709)	(0.38)
SMS Co., Ltd.	(12,914)	(228,759)	(2.48)
Sophos Group PLC	(26,127)	(113,917)	(1.23)

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Security Description	Shares	Value	Index Weight
BMO Alternative Strategies Global Short Index (Continued)
Square, Inc.	(908)	$(73,749)	(0.80	) %
St James’s Place PLC	(6,911)	(89,392)	(0.97)
Takeaway.com NV	(1,108)	(81,272)	(0.88)
TFS Financial Corp.	(2,875)	(49,248)	(0.53)
TimkenSteel Corp.	(11,640)	(145,030)	(1.58)
Toridoll Holdings Corp.	(5,233)	(105,908)	(1.15)
Umicore SA	(4,830)	(208,997)	(2.27)

Security Description	Shares	Value	Index Weight
Universal Display Corp.	(1,541)	$(229,918)	(2.50	) %
Wallenstam AB	(9,242)	(86,506)	(0.94)
Weir Group PLC	(12,787)	(278,931)	(3.02)
Weyerhaeuser Co.	(3,071)	(76,431)	(0.83)
Zalando SE	(4,678)	(172,594)	(1.87)
Zur Rose Group AG	(299)	(26,136)	(0.28)

Total		$(9,204,292)	(100.00)%

The following table represents the equity basket holdings underlying the total return swap with BMO Alternative Strategies Global Market Neutral Short Index as of February 28, 2019:

Security Description	Shares	Value	Index Weight
BMO Alternative Strategies Global Market Neutral Short Index
2U, Inc.	(638)	$(47,032)	(0.50)%
a2 Milk Co., Ltd.	(2,854)	(27,836)	(0.29)
AAON, Inc.	(2,383)	(94,998)	(1.00)
AIA Group Ltd.	(10,465)	(104,650)	(1.11)
Air Water, Inc.	(3,973)	(63,385)	(0.67)
Alacer Gold Corp.	(8,329)	(20,806)	(0.22)
Albemarle Corp.	(1,010)	(92,219)	(0.98)
Allegheny Technologies, Inc.	(1,717)	(49,162)	(0.52)
alstria office REIT-AG	(692)	(10,483)	(0.11)
Alteryx, Inc.	(206)	(15,705)	(0.17)
Ambu A/S	(1,154)	(27,097)	(0.29)
AMG Advanced Metallurgical Group NV	(1,014)	(39,343)	(0.42)
Amundi SA	(332)	(22,201)	(0.23)
Analog Devices, Inc.	(1,010)	(108,077)	(1.14)
Andersons, Inc.	(383)	(14,164)	(0.15)
Anritsu Corp.	(916)	(18,126)	(0.19)
AP Moller—Maersk A/S	(79)	(106,135)	(1.12)
Apache Corp.	(1,187)	(39,395)	(0.42)
Aqua America, Inc.	(2,254)	(81,023)	(0.86)
Arbonia AG	(1,471)	(17,075)	(0.18)
Ariake Japan Co., Ltd.	(682)	(35,967)	(0.38)
Arrow Electronics, Inc.	(1,337)	(106,551)	(1.13)
Asahi Holdings, Inc.	(1,801)	(36,100)	(0.38)
Assa Abloy AB	(2,753)	(56,978)	(0.60)
Astronics Corp.	(1,125)	(40,462)	(0.43)
Athabasca Oil Corp.	(40,037)	(28,880)	(0.31)
Atmos Energy Corp.	(480)	(47,440)	(0.50)
Australia & New Zealand Banking Group, Ltd.	(4,006)	(79,806)	(0.84)
Avnet, Inc.	(1,962)	(85,329)	(0.90)
Bank of New York Mellon Corp.	(1,773)	(93,060)	(0.98)
Blackline, Inc.	(209)	(10,956)	(0.12)
boohoo Group PLC	(12,372)	(28,832)	(0.30)
Capital & Counties Properties PLC	(20,257)	(68,896)	(0.73)
Capstar Financial Holdings, Inc.	(586)	(9,823)	(0.10)
Carolina Financial Corp.	(520)	(19,058)	(0.20)
Chegg, Inc.	(958)	(37,982)	(0.40)
Chorus Aviation, Inc.	(7,374)	(42,331)	(0.45)
Chugoku Marine Paints Ltd.	(1,820)	(16,526)	(0.17)
Clarus Corp.	(1,356)	(16,520)	(0.17)
Clinigen Group Plc	(1,334)	(16,972)	(0.18)
Coats Group PLC	(13,978)	(16,472)	(0.17)
Cobham PLC	(49,461)	(77,400)	(0.82)
Commonwealth Bank of Australia	(1,660)	(87,330)	(0.92)
COMSYS Holdings Corp.	(2,384)	(63,692)	(0.67)
Copart, Inc.	(838)	(49,180)	(0.52)
Corning, Inc.	(3,322)	(115,635)	(1.22)
Covetrus, Inc.	(516)	(18,448)	(0.20)

Security Description	Shares	Value	Index Weight
Cray, Inc.	(4,542)	$(111,415)	(1.18	) %
Credit Suisse Group AG	(2,517)	(31,190)	(0.33)
Cubic Corp.	(362)	(22,343)	(0.24)
DKSH Holding AG	(323)	(18,959)	(0.20)
Duke Realty Corp.	(3,526)	(104,260)	(1.10)
ECN Capital Corp.	(15,080)	(46,488)	(0.49)
eHealth, Inc.	(670)	(35,779)	(0.38)
Essentra PLC	(12,087)	(60,577)	(0.64)
Euronav NV	(5,777)	(45,851)	(0.48)
Europcar Mobility Group	(8,698)	(74,577)	(0.79)
Everbridge, Inc.	(1,333)	(94,257)	(1.00)
FANUC Corp.	(121)	(20,093)	(0.21)
Farmer Brothers Co.	(397)	(9,468)	(0.10)
Fastenal Co.	(902)	(56,760)	(0.60)
Ferrari NV	(715)	(92,181)	(0.98)
First Financial Bancorp	(3,421)	(94,864)	(1.00)
First Hawaiian, Inc.	(3,246)	(87,514)	(0.93)
First Horizon National Corp.	(994)	(15,538)	(0.16)
First Republic Bank	(981)	(102,943)	(1.09)
Fletcher Building Ltd.	(19,134)	(63,763)	(0.67)
Fluidra SA	(2,382)	(26,721)	(0.28)
FMC Corp.	(984)	(76,337)	(0.93)
Forbo Holding AG	(58)	(82,730)	(0.87)
Franco-Nevada Corp.	(414)	(31,138)	(0.33)
FUCHS PETROLUB SE	(1,726)	(77,251)	(0.82)
Fuji Seal International, Inc.	(2,323)	(87,003)	(0.92)
Gartner, Inc.	(230)	(32,695)	(0.35)
GEA Group AG	(919)	(22,057)	(0.23)
Genuine Parts Co.	(719)	(78,263)	(0.83)
Green Plains, Inc.	(1,293)	(20,175)	(0.21)
GrubHub, Inc.	(119)	(9,698)	(0.10)
Hanesbrands, Inc.	(1,832)	(34,058)	(0.36)
HarborOne Bancorp, Inc.	(759)	(12,242)	(0.13)
Haynes International, Inc.	(681)	(23,965)	(0.25)
HCP, Inc.	(1,141)	(35,094)	(0.37)
Healthcare Services Group, Inc.	(2,441)	(93,193)	(0.99)
Helical PLC	(2,373)	(10,733)	(0.11)
Henry Schein, Inc.	(1,289)	(76,436)	(0.81)
Hilton Grand Vacations, Inc.	(622)	(19,785)	(0.21)
Huber + Suhner AG	(125)	(9,665)	(0.10)
Huhtamaki OYJ	(1,823)	(66,078)	(0.70)
Hunting PLC	(5,813)	(42,330)	(0.46)
Iliad SA	(206)	(21,442)	(0.23)
IMCD NV	(944)	(74,165)	(0.78)
Independence Group NL	(18,824)	(65,355)	(0.69)
Instructure, Inc.	(2,409)	(112,580)	(1.19)
Interactive Brokers Group, Inc.	(594)	(32,812)	(0.35)
Intercontinental Exchange, Inc.	(126)	(9,693)	(0.10)
International Flavors & Fragrances, Inc.	(122)	(15,577)	(0.16)

(See Notes which are an integral part of the Financial Statements)

February 28, 2019 (Unaudited)

Schedules of Investments

Security Description	Shares	Value	Index Weight
BMO Alternative Strategies Global Market Neutral Short Index (Continued)
ITE Group PLC	(15,883)	$(14,303)	(0.15	) %
JCDecaux SA	(2,489)	(76,817)	(0.81)
JCR Pharmaceuticals Co., Ltd.	(346)	(19,188)	(0.20)
Jungheinrich AG	(1,348)	(41,795)	(0.44)
Just Eat PLC	(1,164)	(11,558)	(0.12)
K Wah International Holdings Ltd.	(42,797)	(23,062)	(0.24)
Kobayashi Pharmaceutical Co., Ltd.	(1,415)	(114,114)	(1.21)
Komatsu Ltd.	(1,926)	(47,259)	(0.50)
Kratos Defense & Security Solutions, Inc.	(1,442)	(24,790)	(0.26)
Labrador Iron Ore Royalty Corp.	(1,839)	(45,826)	(0.49)
Lancashire Holdings Ltd.	(1,342)	(11,826)	(0.12)
Leggett & Platt, Inc.	(511)	(23,230)	(0.25)
Liquidity Services, Inc.	(1,636)	(11,286)	(0.12)
LSB Industries, Inc.	(2,447)	(17,252)	(0.18)
Lucara Diamond Corp.	(7,965)	(9,979)	(0.11)
Macerich Co.	(1,578)	(68,797)	(0.73)
Manulife Financial Corp.	(3,016)	(50,923)	(0.54)
Martin Marietta Materials, Inc.	(101)	(19,055)	(0.20)
MaxLinear, Inc.	(2,709)	(68,102)	(0.72)
McDonald’s Corp.	(593)	(109,087)	(1.15)
Mercury Systems, Inc.	(1,472)	(93,508)	(0.99)
Mid-America Apartment Communities, Inc.	(414)	(42,859)	(0.45)
Midland States Bancorp, Inc.	(1,712)	(43,653)	(0.46)
Minth Group Ltd.	(17,836)	(70,665)	(0.75)
Mitsubishi Motors Corp.	(5,187)	(29,120)	(0.31)
Mitsui E&S Holdings Co., Ltd.	(1,559)	(17,179)	(0.18)
Miura Co., Ltd.	(3,497)	(80,110)	(0.85)
Mondelez International, Inc.	(857)	(40,428)	(0.43)
Monro, Inc.	(409)	(31,174)	(0.33)
Motorcar Parts of America, Inc.	(487)	(10,086)	(0.11)
Nanosonics Ltd.	(22,198)	(65,540)	(0.69)
Netflix, Inc.	(65)	(23,362)	(0.25)
New York Community Bancorp, Inc.	(7,379)	(92,316)	(0.98)
Nippon Paint Holdings Co., Ltd.	(980)	(37,672)	(0.40)
NMC Health PLC	(666)	(23,971)	(0.25)
Northwest Pipe Co.	(931)	(22,970)	(0.24)
NOW, Inc.	(1,591)	(22,956)	(0.24)
Nutanix, Inc.	(524)	(26,250)	(0.28)
Ocado Group PLC	(3,925)	(54,002)	(0.57)
Okamoto Industries, Inc.	(558)	(29,178)	(0.31)
Okta, Inc.	(637)	(54,063)	(0.57)
Oriental Land Co., Ltd.	(275)	(30,167)	(0.32)
Origin Energy Ltd.	(3,208)	(16,800)	(0.18)
Pacific Premier Bancorp, Inc.	(1,155)	(34,483)	(0.36)
PDF Solutions, Inc.	(2,830)	(33,705)	(0.36)
Penske Automotive Group, Inc.	(225)	(9,999)	(0.11)
People’s United Financial, Inc.	(2,761)	(49,038)	(0.52)
PerkinElmer, Inc.	(1,107)	(104,251)	(1.10)
Persol Holdings Co., Ltd.	(4,351)	(74,570)	(0.79)
Pinnacle Financial Partners, Inc.	(845)	(49,612)	(0.52)
PJT Partners, Inc.	(486)	(22,454)	(0.24)
PRA Group, Inc.	(1,151)	(37,058)	(0.39)

Security Description	Shares	Value	Index Weight
PRA Health Sciences, Inc.	(402)	$(43,020)	(0.46	) %
Prestige International, Inc.	(2,590)	(30,224)	(0.32)
PROS Holdings, Inc.	(2,557)	(108,932)	(1.15)
Puma SE	(51)	(28,835)	(0.30)
QBE Insurance Group Ltd.	(5,778)	(50,769)	(0.54)
R1 RCM, Inc.	(1,897)	(18,764)	(0.20)
Radware Ltd.	(1,723)	(43,267)	(0.46)
Reliance Worldwide Corp Ltd.	(11,428)	(36,667)	(0.39)
Remy Cointreau SA	(560)	(73,050)	(0.77)
Republic First Bancorp, Inc.	(2,381)	(15,237)	(0.16)
Restaurant Brands International, Inc.	(168)	(10,590)	(0.11)
Roper Technologies, Inc.	(76)	(24,701)	(0.26)
RWS Holdings PLC	(1,988)	(12,483)	(0.13)
Savaria Corp.	(1,634)	(16,609)	(0.18)
Schoeller-Bleckmann Oilfield	(518)	(40,167)	(0.42)
Serco Group PLC	(60,738)	(104,458)	(1.10)
Shin-Etsu Chemical Co., Ltd.	(171)	(14,200)	(0.15)
SHO-BOND Holdings Co., Ltd.	(1,297)	(92,834)	(0.98)
Shopify, Inc.	(338)	(64,028)	(0.68)
Singapore Telecommunications Ltd.	(38,541)	(86,142)	(0.91)
SNC-Lavalin Group, Inc.	(807)	(22,287)	(0.24)
SOITEC	(211)	(16,866)	(0.18)
Solutions 30 SE	(726)	(9,022)	(0.10)
Sony Financial Holdings, Inc.	(4,702)	(88,913)	(0.94)
Sophos Group PLC	(6,247)	(27,237)	(0.29)
Square, Inc.	(475)	(38,584)	(0.41)
Sun Hydraulics Corp.	(775)	(36,861)	(0.39)
SVB Financial Group	(387)	(95,564)	(1.01)
Switch, Inc.	(4,008)	(34,585)	(0.37)
Symrise AG	(509)	(44,880)	(0.47)
Tadano Ltd.	(907)	(9,463)	(0.10)
Takeaway.com NV	(524)	(38,459)	(0.41)
Ted Baker PLC	(2,519)	(61,184)	(0.65)
Tesla, Inc.	(60)	(19,324)	(0.20)
TFS Financial Corp.	(2,525)	(43,255)	(0.46)
TimkenSteel Corp.	(6,837)	(85,187)	(0.90)
TOTO Ltd.	(1,910)	(72,305)	(0.76)
UMH Properties, Inc.	(2,410)	(32,972)	(0.35)
Union Bankshares Corp.	(377)	(13,423)	(0.14)
United Parcel Service, Inc.	(508)	(56,005)	(0.59)
Ventas, Inc.	(1,246)	(78,196)	(0.83)
Vicor Corp.	(1,253)	(39,817)	(0.42)
Vivendi SA	(1,262)	(36,939)	(0.39)
Vulcan Materials Co.	(842)	(93,844)	(0.99)
Wallenstam AB	(4,780)	(44,745)	(0.47)
Weir Group PLC	(4,944)	(107,850)	(1.14)
Western Forest Products, Inc.	(13,622)	(18,825)	(0.20)
Weyerhaeuser Co.	(2,389)	(59,454)	(0.63)
Wheaton Precious Metals Corp.	(2,240)	(48,684)	(0.52)
Willis Towers Watson PLC	(456)	(78,384)	(0.83)
Yara International ASA	(1,756)	(74,005)	(0.78)
Zeon Corp.	(2,871)	(29,297)	(0.31)

		$(9,446,470)	(100.00)%

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Security Description	Shares	Value	Index Weight
BMO Global Equity Market Neutral Strategy Long Index
Abbott Laboratories	318	$24,683	0.26%
ABIOMED Inc	54	18,063	0.19
Acuity Brands Inc	144	18,737	0.20
Advance Auto Parts Inc	348	56,299	0.60
Aena SME SA	1,722	307,224	3.29
AEON Co Ltd	1,169	24,622	0.26
AerCap Holdings NV	2,835	127,972	1.37
AGC Inc	834	28,902	0.31
Agnico Eagle Mines Limited	1,841	78,198	0.84
Aisin Seiki Co Ltd	884	34,484	0.37
Akamai Technologies Inc	1,069	74,467	0.80
Alfresa Holdings Corporation	1,024	29,621	0.32
Allergan plc	2,288	315,080	3.37
Alliance Data Systems Corporation	291	50,343	0.54
AMERCO	80	30,726	0.33
Amgen Inc	1,188	225,815	2.42
ANA Holdings Inc	1,575	58,428	0.63
Anglo American plc	5,162	137,167	1.47
Annaly Capital Management Inc	7,898	80,007	0.86
Antero Resources Corporation	3,992	34,571	0.37
Anthem Inc	857	257,726	2.76
AP Moller—Maersk AS Class B	71	95,652	1.02
Arch Capital Group Ltd	1,601	52,305	0.56
Archer-Daniels-Midland Company	2,402	102,085	1.09
Arrow Electronics Inc	803	63,999	0.68
Astellas Pharma Inc	2,207	34,051	0.36
AT&T Inc	4,772	148,505	1.59
Atlantia SpA	2,449	59,538	0.64
Aurizon Holdings Ltd	17,593	56,412	0.60
Automatic Data Processing Inc	577	88,298	0.95
Ball Corporation	897	49,138	0.53
Baloise-Holding AG	245	40,015	0.43
BANDAI NAMCO Holdings Inc	588	25,023	0.27
Bank Leumi Le-Israel Ltd	34	22,487	0.24
Bayerische Motoren Werke AG	976	82,392	0.88
BB&T Corporation	2,231	113,714	1.22
BCE Inc	707	31,398	0.34
Becton Dickinson and Company	206	51,251	0.55
Berkeley Group Holdings plc	614	32,167	0.34
Biogen Inc	301	98,731	1.06
Boliden AB	6,564	179,567	1.92
Boston Scientific Corporation	635	25,476	0.27
Broadcom Inc	263	72,420	0.77
Canadian Natural Resources Limited	3,718	105,471	1.13
Canon Inc	3,530	101,447	1.09
CapitaLand Mall Trust	15,557	27,618	0.30
Capri Holdings Limited	2,253	102,737	1.10
Casino Guichard-Perrachon SA	1,213	64,124	0.69
Centene Corporation	2,891	176,033	1.88
Central Japan Railway Company	1,391	311,898	3.34
CenturyLink Inc	8,562	112,933	1.21
Chipotle Mexican Grill Inc	52	31,592	0.34
Chr Hansen Holding AS	439	44,705	0.48
Church & Dwight Co Inc	918	60,404	0.65
CK Hutchison Holdings Ltd	17,547	186,760	2.00
CK Infrastructure Holdings Limited	3,311	27,606	0.30
Clorox Company	572	90,393	0.97
CLP Holdings Limited	7,795	92,349	0.99
Coca-Cola European Partners Plc	2,223	104,792	1.12
Cognizant Technology Solutions Corporati	1,099	78,007	0.83
Comcast Corporation Class A	6,962	269,221	2.88

Security Description	Shares	Value	Index Weight
Compagnie Generale des Etablissements Mi	1,195	$143,357	1.53%
Consolidated Edison Inc	1,206	99,435	1.06
Corning Inc	3,777	131,477	1.41
CoStar Group Inc	61	27,909	0.30
CSX Corporation	533	38,733	0.41
Cummins Inc	284	43,762	0.47
Dai Nippon Printing Co Ltd	6,379	147,644	1.58
Daito Trust Construction Co Ltd	176	24,389	0.26
Daiwa House REIT Investment Corporation	8	17,841	0.19
Darden Restaurants Inc	611	68,499	0.73
Dassault Aviation SA	20	33,658	0.36
Dassault Systemes SA	603	88,212	0.94
Delivery Hero SE	490	18,922	0.20
Dell Technologies Inc Class C	4,003	223,447	2.39
Delta Air Lines Inc	4,691	232,580	2.49
Deutsche Lufthansa AG	9,659	247,233	2.65
Deutsche Telekom AG	18,264	301,655	3.23
DexCom Inc	156	21,735	0.23
Discovery Inc Class A	1,844	53,292	0.57
DR Horton Inc	1,536	59,735	0.64
Dufry AG	668	67,737	0.73
Duke Energy Corporation	1,426	127,855	1.37
DXC Technology Co	446	29,374	0.31
Eisai Co Ltd	945	78,012	0.83
Eli Lilly and Company	334	42,181	0.45
Elisa Oyj Class A	478	20,051	0.21
Empire Co Ltd Class A	1,144	26,540	0.28
Enagas SA	2,760	78,617	0.84
Eni SpA	1,477	25,471	0.27
EOG Resources Inc	244	22,936	0.25
Etablissementen Franz Colruyt NV	383	27,306	0.29
Eutelsat Communications SA	1,551	30,617	0.33
Everest Re Group Ltd	212	47,935	0.51
Exelon Corporation	1,010	49,076	0.53
Exxon Mobil Corporation	992	78,398	0.84
F5 Networks Inc	1,103	185,458	1.98
FamilyMart UNY Holdings Co Ltd	2,456	70,009	0.75
Fifth Third Bancorp	1,594	43,963	0.47
FLIR Systems Inc	383	19,705	0.21
Ford Motor Company	44,277	388,309	4.16
Fortescue Metals Group Ltd	12,744	54,786	0.59
Fortinet Inc	1,872	162,471	1.74
Franco-Nevada Corporation	927	69,745	0.75
Freeport-McMoRan Inc	2,167	27,954	0.30
Fuji Electric Co Ltd	4,217	132,511	1.42
FUJIFILM Holdings Corp	2,550	114,263	1.22
General Mills Inc	811	38,222	0.41
General Motors Company	3,059	120,769	1.29
George Weston Limited	308	21,925	0.23
Gilead Sciences Inc	1,425	92,654	0.99
Golden Agri-Resources Ltd	138,967	28,268	0.30
Goodyear Tire & Rubber Company	3,806	75,283	0.81
H Lundbeck AS	839	38,359	0.41
Hankyu Hanshin Holdings Inc	487	17,664	0.19
Harley-Davidson Inc	1,089	40,424	0.43
Hermes International SCA	68	43,053	0.46
Hewlett Packard Enterprise Co	6,095	99,836	1.07
Hitachi Construction Machinery Co Ltd	4,096	102,195	1.09
HitachiLtd	757	22,666	0.24
HKT Trust and HKT Ltd	18,322	28,615	0.31
HollyFrontier Corporation	310	15,872	0.17

(See Notes which are an integral part of the Financial Statements)

February 28, 2019 (Unaudited)

Schedules of Investments

Security Description	Shares	Value	Index Weight
BMO Global Equity Market Neutral Strategy Long Index (Continued)
Honda Motor Co Ltd	8,320	$235,520	2.52%
Hormel Foods Corporation	518	22,460	0.24
Humana Inc	66	18,813	0.20
Husky Energy Inc	4,389	48,730	0.52
IACInterActiveCorp	100	21,305	0.23
IHI Corporation	1,041	27,440	0.29
Imperial Oil Limited	1,710	46,238	0.49
Intact Financial Corporation	615	51,340	0.55
Intel Corporation	4,228	223,915	2.40
Intuitive Surgical Inc	136	74,475	0.80
Invitation Homes Inc	1,659	38,157	0.41
J Sainsbury plc	63,865	193,973	2.08
Japan Airlines Co Ltd	1,851	67,553	0.72
Japan Real Estate Investment Corp	5	28,954	0.30
Jazz Pharmaceuticals Plc	758	106,143	1.14
JM Smucker Company	636	67,359	0.72
Johnson & Johnson	484	66,134	0.71
Johnson Controls International plc	654	23,067	0.25
Juniper Networks Inc	7,530	203,912	2.18
Kajima Corporation	8,325	123,175	1.32
KDDI Corporation	2,955	71,326	0.76
Keio Corporation	446	26,187	0.28
Kerry Group Plc Class A	244	25,109	0.27
KeyCorp	1,253	22,128	0.24
Keysight Technologies Inc	723	61,028	0.65
Kikkoman Corporation	1,089	54,165	0.58
Kinder Morgan Inc Class P	2,318	44,413	0.48
Kingfisher Plc	28,491	91,484	0.98
Kinross Gold Corporation	10,654	35,495	0.38
Knight-Swift Transportation Holdings Inc	1,372	46,140	0.49
Kobe Steel Ltd	12,316	97,415	1.04
Kohls Corporation	3,763	254,115	2.72
Kraft Heinz Company	2,454	81,448	0.87
Kuehne & Nagel International AG	146	19,055	0.20
Kyushu Railway Company	648	22,166	0.24
Lam Research Corporation	164	28,879	0.31
Lear Corporation	1,191	181,115	1.94
Lennar Corporation Class A	1,152	55,273	0.59
Liberty Media Corp Series A Liberty Sir	1,552	63,477	0.68
Link Real Estate Investment Trust	6,935	78,406	0.84
Loblaw Companies Limited	833	41,432	0.44
Lululemon Athletica Inc	248	37,304	0.40
Macys Inc	3,168	78,535	0.84
Magna International Inc	2,286	120,468	1.29
Marathon Petroleum Corporation	967	59,964	0.64
Marks and Spencer Group plc	32,705	118,418	1.27
Marubeni Corporation	17,295	123,397	1.32
Mazda Motor Corp	8,635	101,364	1.08
McCormick & Company Incorporated	500	67,990	0.73
McKesson Corporation	1,085	137,969	1.48
Medipal Holdings Corporation	924	21,536	0.23
Medtronic plc	1,400	126,700	1.36
Melrose Industries PLC	13,616	31,404	0.34
Merck & Co Inc	295	23,981	0.26
Micron Technology Inc	6,518	266,456	2.85
Mitsubishi Chemical Holdings Corporation	16,507	121,805	1.30
Mitsubishi Gas Chemical Company Inc	1,294	19,773	0.21
Mitsubishi Heavy Industries Ltd	3,047	123,950	1.33
Molson Coors Brewing Company Class B	4,655	287,027	3.07

Security Description	Shares	Value	Index Weight
Moncler SpA	1,148	$44,018	0.47%
MonotaRO Co Ltd	857	20,205	0.22
Mosaic Company	3,054	95,499	1.02
Motorola Solutions Inc	206	29,483	0.31
MTR Corporation Limited	6,997	40,200	0.43
Mylan NV	543	14,330	0.15
NEC Corp	2,296	76,579	0.82
Neste Corporation	660	63,416	0.68
Nestle SA	1,176	106,476	1.14
Newcrest Mining Limited	11,484	198,129	2.12
Newell Brands Inc	1,314	21,326	0.23
Newmont Mining Corporation	4,645	158,487	1.70
News Corporation Class A	10,010	130,330	1.39
NextEra Energy Inc	225	42,237	0.45
Nielsen Holdings Plc	1,824	47,789	0.51
NIKE Inc Class B	316	27,091	0.29
Nikon Corp	5,603	84,812	0.91
Nippon Electric Glass Co Ltd	4,693	126,823	1.36
Nippon Prologis REIT Inc	8	17,008	0.19
Nippon Steel & Sumitomo Metal Corp	1,804	32,449	0.35
Nippon Telegraph and Telephone Corporati	10,123	436,335	4.67
Nissan Motor Co Ltd	6,091	52,629	0.56
NN Group NV	1,105	48,124	0.52
Nokia Oyj	14,119	85,347	0.91
Nomura Real Estate Master Fund Inc	17	23,291	0.24
Nordstrom Inc	548	25,909	0.28
Norfolk Southern Corporation	133	23,847	0.26
Norsk Hydro ASA	6,637	27,473	0.29
Northrop Grumman Corporation	183	53,063	0.57
Novartis AG	900	82,100	0.88
NTT DATA Corporation	3,223	35,215	0.38
NTT DoCoMo Inc	14,673	341,389	3.65
NWS Holdings Limited	13,392	32,414	0.35
NXP Semiconductors NV	3,491	318,798	3.41
Occidental Petroleum Corporation	1,623	107,361	1.15
Oji Holdings Corp	7,646	45,444	0.49
ON Semiconductor Corporation	2,445	52,519	0.56
Orsted	827	59,993	0.64
Otsuka Corporation	519	18,662	0.20
Owens Corning	2,203	109,996	1.18
Palo Alto Networks Inc	255	62,799	0.67
Parsley Energy Inc Class A	8,216	149,038	1.60
Pearson PLC	1,760	19,748	0.21
PepsiCo Inc	916	105,926	1.13
Perrigo Co Plc	945	46,022	0.49
Peugeot SA	11,959	304,064	3.25
PNC Financial Services Group Inc	778	98,044	1.05
Porsche Automobil Holding SE Pref	1,983	132,090	1.41
Poste Italiane SpA	2,405	21,686	0.23
Power Assets Holdings Limited	6,549	45,468	0.49
Procter & Gamble Company	896	88,301	0.94
Progressive Corporation	384	27,994	0.30
PulteGroup Inc	7,032	189,864	2.03
PUMA SE	56	31,425	0.33
Qorvo Inc	565	39,629	0.42
Qurate Retail Inc Class A	5,462	98,371	1.05
Rakuten Inc	13,909	109,391	1.17
Ralph Lauren Corporation Class A	557	69,720	0.75
Raytheon Company	343	63,970	0.69
RenaissanceRe Holdings Ltd	174	25,587	0.27
Renault SA	1,738	119,031	1.27
Repsol SA	5,722	98,411	1.05
Republic Services Inc	2,905	227,839	2.44
Robert Half International Inc	686	46,778	0.50

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Security Description	Shares	Value	Index Weight
BMO Global Equity Market Neutral Strategy Long Index (Continued)
Roche Holding Ltd Genusssch	337	$93,637	1.00%
Rogers Communications Inc Class B	396	21,851	0.23
Royal Ahold Delhaize NV	7,519	193,868	2.07
Royal Caribbean Cruises Ltd	653	77,367	0.83
Royal Mail plc	56,339	211,315	2.26
Safran SA	269	36,675	0.39
Sanofi	841	70,288	0.75
Santos Limited	4,933	24,216	0.26
SES SA FDR Class A	904	18,159	0.19
Shangri-La Asia Limited	23,133	32,888	0.35
Shimadzu Corporation	992	24,447	0.26
Siemens Gamesa Renewable Energy SA	1,927	29,482	0.32
Singapore Telecommunications Limited	12,018	26,847	0.29
Snam SpA	10,167	50,232	0.54
Snap-on Incorporated	282	45,120	0.48
Solvay SA	277	31,000	0.33
Sonova Holding AG	207	38,714	0.41
Southern Company	2,572	127,803	1.37
Southwest Airlines Co	5,940	332,878	3.56
Spark New Zealand Limited	8,835	22,336	0.24
Square Inc Class A	443	35,989	0.38
SS&C Technologies Holdings Inc	807	49,695	0.53
Starbucks Corporation	2,223	156,188	1.67
Straumann Holding AG	45	35,125	0.38
Sumitomo Chemical Co Ltd	41,269	204,523	2.19
Sumitomo Corporation	25,026	359,606	3.85
Sumitomo Dainippon Pharma Co Ltd	3,996	98,552	1.05
Sumitomo Heavy Industries Ltd	3,929	134,396	1.44
Sumitomo Rubber Industries Ltd	5,427	69,723	0.75
Suntory Beverage & Food Ltd	606	26,714	0.29
Suzuken Co Ltd	651	35,596	0.38
Suzuki Motor Corp	1,385	70,889	0.76
Swiss Prime Site AG	378	31,910	0.34
Swisscom AG	114	52,785	0.57
Synopsys Inc	876	89,072	0.95
Sysco Corporation	1,708	115,375	1.23
T(Mobile US Inc	385	27,801	0.30
Taiheiyo Cement Corporation	735	25,109	0.27
TAISEI CORP	2,819	133,125	1.42
Taisho Pharmaceutical Holdings Co Ltd	250	25,296	0.27
Target Corporation	1,467	106,563	1.14
Techtronic Industries Co Ltd	3,774	25,216	0.27
Teck Resources Limited Class B	2,529	56,599	0.61
Telecom Italia SpA	39,682	24,177	0.26
Telefonaktiebolaget LM Ericsson Class B	14,166	129,622	1.39
Teleperformance SE	134	23,922	0.26
Telstra Corporation Limited	26,489	58,817	0.63
TELUS Corporation	4,384	159,031	1.70
Tesco PLC	16,153	48,418	0.52

Security Description	Shares	Value	Index Weight
TJX Companies Inc	3,204	$164,333	1.76%
Toppan Printing Co Ltd	7,445	118,443	1.27
Toyo Seikan Group Holdings Ltd	7,178	151,637	1.62
Toyota Industries Corp	1,136	58,236	0.62
Transurban Group Ltd	11,538	102,068	1.09
Travelers Companies Inc	580	77,088	0.82
Treasury Wine Estates Limited	7,310	77,682	0.83
TripAdvisor Inc	1,234	65,612	0.70
Twitter Inc	539	16,590	0.18
Tyson Foods Inc Class A	1,674	103,219	1.10
Ubisoft Entertainment SA	546	39,424	0.42
UCB SA	274	22,956	0.25
Under Armour Inc Class A	849	19,145	0.20
Uniper SE	897	26,091	0.28
United Continental Holdings Inc	1,082	95,010	1.02
United Urban Investment Corporation	13	20,145	0.22
UPM-Kymmene Oyj	6,563	197,913	2.12
Vail Resorts Inc	130	27,091	0.29
Valero Energy Corporation	1,218	99,340	1.06
Veeva Systems Inc Class A	403	47,518	0.51
Verisk Analytics Inc	251	31,734	0.34
VF Corporation	723	63,161	0.68
Vifor Pharma AG	246	30,799	0.33
VMware Inc Class A	583	100,165	1.07
Vodafone Group Plc	132,042	235,161	2.52
Volkswagen AG Pref	461	78,955	0.84
Walgreens Boots Alliance Inc	2,843	202,393	2.17
Walmart Inc	2,158	213,620	2.29
Waste Management Inc	1,438	145,598	1.56
Wells Fargo & Company	835	41,658	0.45
Wesfarmers Limited	1,276	30,034	0.32
West Fraser Timber Co Ltd	1,152	56,625	0.61
West Japan Railway Company	1,163	87,614	0.94
Westlake Chemical Corporation	651	45,485	0.49
WestRock Company	1,279	47,809	0.51
William Demant Holding AS	802	24,078	0.26
Wm Morrison Supermarkets plc	96,024	293,048	3.14
Woodside Petroleum Ltd	6,882	176,976	1.89
Workday Inc Class A	248	49,087	0.53
WSP Global Inc	339	17,929	0.19
WW Grainger Inc	176	53,640	0.57
Xcel Energy Inc	805	44,162	0.47
Xerox Corporation	2,957	91,371	0.98
Xilinx Inc	185	23,181	0.25
Yamada Denki Co Ltd	17,634	85,175	0.91
Yamato Holdings Co Ltd	702	18,271	0.20
Yangzijiang Shipbuilding Holdings Ltd	20,721	21,918	0.23
Yue Yuen Industrial Holdings Limited	10,147	34,125	0.37

		$28,683,471	306.96%

Security Description	Shares	Value	Index Weight
BMO Global Equity Market Neutral Strategy Short Index
3M Company	(98)	$(20,324)	(0.22)%
AbbVie Inc	(1,406)	(111,411)	(1.19)
Accenture Plc Class A	(123)	(19,850)	(0.21)
Accor SA	(2,952)	(124,601)	(1.33)
Activision Blizzard Inc	(470)	(19,806)	(0.21)
Advanced Micro Devices Inc	(967)	(22,754)	(0.24)
AIA Group Limited	(5,102)	(51,021)	(0.55)

Security Description	Shares	Value	Index Weight
Air Products and Chemicals Inc	(183)	$(33,156)	(0.35	) %
Airbus SE	(1,502)	(194,020)	(2.08)
Albemarle Corporation	(2,341)	(213,710)	(2.29)
Alfa Laval AB	(1,360)	(29,734)	(0.32)
Alkermes Plc	(494)	(16,435)	(0.18)
Allianz SE	(238)	(52,816)	(0.57)
Alnylam Pharmaceuticals Inc	(282)	(23,970)	(0.26)
Alphabet Inc Class A	(53)	(59,707)	(0.64)

(See Notes which are an integral part of the Financial Statements)

February 28, 2019 (Unaudited)

Schedules of Investments

Security Description	Shares	Value	Index Weight
BMO Global Equity Market Neutral Strategy Short Index (Continued)
Alstom SA	(1,398)	$(60,757)	(0.65	) %
Altria Group Inc	(585)	(30,660)	(0.33)
Amadeus IT Group SA Class A	(397)	(29,885)	(0.32)
Amazoncom Inc	(71)	(116,428)	(1.25)
Amcor Ltd	(11,762)	(125,577)	(1.34)
American Airlines Group Inc	(8,366)	(298,081)	(3.19)
American Express Company	(194)	(20,902)	(0.22)
American Tower Corporation	(97)	(17,087)	(0.18)
Anheuser-Busch InBev SANV	(1,340)	(104,451)	(1.12)
Apple Inc	(287)	(49,694)	(0.53)
Applied Materials Inc	(1,209)	(46,353)	(0.50)
Aptiv PLC	(1,327)	(110,287)	(1.18)
Aramark	(6,099)	(184,800)	(1.98)
Arconic Inc	(7,594)	(140,413)	(1.50)
ASM Pacific Technology Limited	(2,678)	(28,367)	(0.30)
ASML Holding NV	(419)	(76,765)	(0.82)
AstraZeneca PLC	(3,441)	(280,172)	(3.00)
Atlas Copco AB Class A	(2,063)	(55,878)	(0.60)
Atos SE	(257)	(24,670)	(0.26)
Australia and New Zealand Banking Group	(1,384)	(27,491)	(0.29)
Auto Trader Group PLC	(3,960)	(24,984)	(0.27)
Autodesk Inc	(1,353)	(220,553)	(2.36)
AutoZone Inc	(147)	(138,029)	(1.48)
AvalonBay Communities Inc	(92)	(17,906)	(0.19)
BAE Systems plc	(33,744)	(208,557)	(2.23)
Baker Hughes a GE Company Class A	(5,395)	(142,320)	(1.52)
Banco Bilbao Vizcaya Argentaria SA	(3,885)	(24,182)	(0.26)
Banco Santander SA	(10,312)	(50,374)	(0.54)
Bank of Montreal	(332)	(25,856)	(0.28)
Bank of Nova Scotia	(523)	(29,030)	(0.31)
Bayer AG	(517)	(41,299)	(0.44)
BeiGene Ltd Sponsored ADR	(459)	(62,906)	(0.67)
BlackBerry Limited	(5,433)	(47,168)	(0.50)
Boeing Company	(463)	(203,701)	(2.18)
Bombardier Inc Class B	(35,555)	(75,552)	(0.81)
Booking Holdings Inc	(12)	(20,364)	(0.22)
Bouygues SA	(909)	(34,368)	(0.37)
BP plc	(5,664)	(40,145)	(0.43)
Brenntag AG	(542)	(26,803)	(0.29)
Bristol-Myers Squibb Company	(586)	(30,273)	(0.32)
British American Tobacco plc	(706)	(25,830)	(0.28)
Brown-Forman Corporation Class B	(634)	(31,377)	(0.34)
Bunge Limited	(612)	(32,485)	(0.35)
Bureau Veritas SA	(4,866)	(116,306)	(1.24)
Cabot Oil & Gas Corporation	(1,253)	(30,849)	(0.33)
Campbell Soup Company	(684)	(24,638)	(0.26)
Canadian National Railway Company	(215)	(18,424)	(0.20)
Canadian Pacific Railway Limited	(91)	(18,779)	(0.20)
Cardinal Health Inc	(448)	(24,344)	(0.26)
Carrefour SA	(7,804)	(159,731)	(1.71)
Caterpillar Inc	(203)	(27,880)	(0.30)
CBS Corporation Class B	(4,742)	(238,096)	(2.55)
CDK Global Inc	(3,060)	(177,511)	(1.90)
CH Robinson Worldwide Inc	(239)	(21,601)	(0.23)
Charles Schwab Corporation	(415)	(19,094)	(0.20)
Charter Communications Inc Class A	(80)	(27,593)	(0.30)
Chemours Co	(1,152)	(43,811)	(0.47)
Cheniere Energy Inc	(2,912)	(187,678)	(2.01)
Chevron Corporation	(389)	(46,517)	(0.50)
Cimarex Energy Co	(267)	(19,200)	(0.21)
Cisco Systems Inc	(986)	(51,045)	(0.55)

Security Description	Shares	Value	Index Weight
Citigroup Inc	(572)	$(36,597)	(0.39	) %
CME Group Inc Class A	(317)	(57,665)	(0.62)
Coca-Cola Company	(6,427)	(291,400)	(3.12)
Cochlear Limited	(779)	(94,222)	(1.01)
Colgate-Palmolive Company	(2,701)	(177,915)	(1.90)
Commonwealth Bank of Australia	(738)	(38,716)	(0.41)
CommScope Holding Co Inc	(1,517)	(35,361)	(0.38)
Compagnie de Saint-Gobain SA	(1,005)	(36,181)	(0.39)
Compass Group PLC	(2,040)	(45,049)	(0.48)
Conagra Brands Inc	(3,914)	(91,470)	(0.98)
Constellation Brands Inc Class A	(215)	(36,369)	(0.39)
Continental AG	(282)	(46,127)	(0.49)
Costco Wholesale Corporation	(98)	(21,437)	(0.23)
Coty Inc Class A	(1,911)	(21,021)	(0.23)
Croda International Plc	(485)	(30,947)	(0.33)
Crown Holdings Inc	(7,268)	(394,580)	(4.22)
CSL Limited	(868)	(119,310)	(1.28)
Daimler AG	(1,797)	(107,747)	(1.15)
DaVita Inc	(1,853)	(105,436)	(1.13)
Deere & Company	(1,376)	(225,719)	(2.42)
DENTSPLY SIRONA Inc	(2,508)	(104,734)	(1.12)
Dentsu Inc	(2,573)	(107,417)	(1.15)
Deutsche Post AG	(4,406)	(136,775)	(1.46)
Diageo plc	(517)	(19,978)	(0.21)
Disco Corporation	(401)	(55,227)	(0.59)
Dollarama Inc	(3,079)	(83,232)	(0.89)
Dominos Pizza Inc	(208)	(52,196)	(0.56)
DowDuPont Inc	(5,939)	(316,133)	(3.38)
eBay Inc	(745)	(27,677)	(0.30)
Edenred SA	(1,675)	(74,319)	(0.80)
Electrolux AB Class B	(1,483)	(38,796)	(0.42)
Electronic Arts Inc	(590)	(56,510)	(0.61)
Enbridge Inc	(2,647)	(97,789)	(1.05)
Encana Corporation	(9,042)	(66,287)	(0.71)
Epiroc AB Class A	(3,371)	(33,833)	(0.36)
Equinor ASA	(833)	(18,715)	(0.20)
Equity Residential	(342)	(25,202)	(0.27)
EssilorLuxottica SA	(1,180)	(142,832)	(1.53)
Experian PLC	(867)	(22,578)	(0.24)
Facebook Inc Class A	(699)	(112,854)	(1.21)
Fanuc Corporation	(1,706)	(282,436)	(3.02)
FAST RETAILING CO LTD	(244)	(114,263)	(1.22)
Flex Ltd	(2,837)	(29,902)	(0.32)
Flowserve Corporation	(1,052)	(46,719)	(0.50)
Fluor Corporation	(1,717)	(64,559)	(0.69)
FMC Corporation	(1,853)	(143,719)	(1.54)
Fortive Corp	(1,277)	(104,165)	(1.12)
Fresenius Medical Care AG & Co KGaA	(635)	(49,678)	(0.53)
Fresenius SE & Co KGaA	(652)	(36,521)	(0.39)
Fuchs Petrolub SE Pref	(1,103)	(49,291)	(0.53)
G4S plc	(42,316)	(117,804)	(1.26)
Galaxy Entertainment Group Limited	(6,053)	(42,629)	(0.46)
Gartner Inc	(268)	(38,136)	(0.41)
General Electric Company	(40,905)	(425,003)	(4.55)
GlaxoSmithKline plc	(4,219)	(83,789)	(0.90)
Global Payments Inc	(2,610)	(340,292)	(3.64)
Goldman Sachs Group Inc	(134)	(26,358)	(0.28)
H&R Block Inc	(1,620)	(39,123)	(0.42)
Halliburton Company	(4,678)	(143,568)	(1.54)
Hamamatsu Photonics KK	(2,354)	(82,846)	(0.89)
Hanesbrands Inc	(1,521)	(28,275)	(0.30)
Harris Corporation	(1,253)	(206,657)	(2.21)
Hershey Company	(757)	(83,785)	(0.90)
Hilton Worldwide Holdings Inc	(5,443)	(452,313)	(4.84)

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Security Description	Shares	Value	Index Weight
BMO Global Equity Market Neutral Strategy Short Index (Continued)
Hitachi Metals Ltd	(2,725)	$(27,743)	(0.30	) %
Home Depot Inc	(345)	(63,873)	(0.68)
Honeywell International Inc	(132)	(20,337)	(0.22)
Hong Kong Exchanges & Clearing Ltd	(1,094)	(37,712)	(0.40)
HOYA CORPORATION	(1,968)	(120,236)	(1.29)
HP Inc	(5,396)	(106,463)	(1.14)
HSBC Holdings Plc	(8,218)	(66,803)	(0.71)
HUGO BOSS AG	(670)	(49,551)	(0.53)
Iliad SA	(258)	(26,844)	(0.29)
Imperial Brands PLC	(1,642)	(54,673)	(0.59)
Industria de Diseno Textil SA	(4,547)	(137,222)	(1.47)
INPEX CORPORATION	(4,988)	(48,222)	(0.52)
Intertek Group plc	(858)	(57,877)	(0.62)
Intesa Sanpaolo SpA	(8,478)	(20,910)	(0.22)
IPG Photonics Corporation	(193)	(29,921)	(0.32)
IQVIA Holdings Inc	(240)	(33,624)	(0.36)
ITV plc	(58,848)	(102,324)	(1.10)
Jacobs Engineering Group Inc	(821)	(60,573)	(0.65)
James Hardie Industries PLC Chess Units	(18,700)	(234,008)	(2.50)
JGC Corp	(5,795)	(84,233)	(0.90)
John Wood Group PLC	(4,717)	(32,557)	(0.35)
JPMorgan Chase & Co	(683)	(71,278)	(0.76)
Kakakucom Inc	(4,284)	(82,347)	(0.88)
Kao Corp	(873)	(66,026)	(0.71)
Keikyu Corporation	(9,484)	(157,182)	(1.68)
Keyence Corporation	(529)	(308,376)	(3.30)
Kimberly-Clark Corporation	(1,058)	(123,606)	(1.32)
Kobayashi Pharmaceutical Co Ltd	(329)	(26,525)	(0.28)
Komatsu Ltd	(5,211)	(127,768)	(1.37)
Kone Oyj Class B	(1,140)	(55,702)	(0.60)
L Brands Inc	(5,150)	(134,621)	(1.44)
Lamb Weston Holdings Inc	(950)	(65,845)	(0.70)
LANXESS AG	(512)	(27,695)	(0.30)
Leidos Holdings Inc	(1,936)	(125,046)	(1.34)
Leonardo SpA	(5,466)	(55,106)	(0.59)
Lockheed Martin Corporation	(826)	(255,573)	(2.73)
Lundin Petroleum AB	(2,970)	(97,080)	(1.04)
M3 Inc	(7,542)	(124,996)	(1.34)
Makita Corporation	(673)	(23,836)	(0.25)
Manulife Financial Corporation	(1,160)	(19,578)	(0.21)
Marriott International Inc Class A	(1,223)	(153,205)	(1.64)
Martin Marietta Materials Inc	(189)	(35,494)	(0.38)
Marui Group Co Ltd	(8,906)	(156,638)	(1.68)
Masco Corporation	(5,063)	(190,166)	(2.04)
Mattel Inc	10,765)	(155,231)	(1.66)
McDonalds Corporation	(703)	(129,240)	(1.38)
MercadoLibre Inc	(140)	(64,231)	(0.69)
Metso Oyj	(604)	(20,474)	(0.22)
Mettler-Toledo International Inc	(132)	(89,880)	(0.96)
Microsoft Corporation	(1,350)	(151,241)	(1.62)
Misumi Group Inc	(2,605)	(63,170)	(0.68)
Mohawk Industries Inc	(264)	(35,936)	(0.38)
Mondelez International Inc Class A	(377)	(17,779)	(0.19)
Moodys Corporation	(261)	(45,184)	(0.48)
Morgan Stanley	(411)	(17,254)	(0.18)
Murata Manufacturing Co Ltd	(1,008)	(52,263)	(0.56)
Netflix Inc	(50)	(17,905)	(0.19)
Next plc	(2,331)	(157,301)	(1.68)
Nidec Corporation	(1,794)	(217,036)	(2.32)
Nintendo Co Ltd	(282)	(77,068)	(0.82)
NIPPON PAINT HOLDINGS COLTD	(1,406)	(54,027)	(0.58)
Nitori Holdings Co Ltd	(391)	(48,742)	(0.52)

Security Description	Shares	Value	Index Weight
Nitto Denko Corp	(882)	$(47,052)	(0.50	) %
NMC Health PLC	(791)	(28,368)	(0.30)
Novo Nordisk AS Class B	(768)	(37,670)	(0.40)
NVIDIA Corporation	(1,010)	(155,803)	(1.67)
Odakyu Electric Railway Co Ltd	(4,749)	(110,898)	(1.19)
Olympus Corp	(9,224)	(101,968)	(1.09)
OMRON Corporation	(1,585)	(68,376)	(0.73)
ONEOK Inc	(1,041)	(66,895)	(0.72)
ONO Pharmaceutical Co Ltd	(3,323)	(68,275)	(0.73)
Oracle Corporation	(572)	(29,818)	(0.32)
Oracle Corporation Japan	(1,990)	(148,468)	(1.59)
Orange SA	(8,034)	(122,781)	(1.31)
Oriental Land Co Ltd	(1,369)	(150,317)	(1.61)
Otsuka Holdings Co Ltd	(1,558)	(64,931)	(0.70)
Panasonic Corporation	(18,655)	(171,672)	(1.84)
Pandora AS	(1,030)	(54,030)	(0.58)
Park24 Co Ltd	(3,296)	(79,128)	(0.85)
Parker-Hannifin Corporation	(106)	(18,673)	(0.20)
PayPal Holdings Inc	(226)	(22,164)	(0.24)
PCCW Limited	(170,346)	(102,426)	(1.10)
Pfizer Inc	(1,094)	(47,425)	(0.51)
Philip Morris International Inc	(4,004)	(348,108)	(3.73)
Pigeon Corporation	(528)	(21,521)	(0.23)
Pirelli & C SpA	(4,133)	(27,728)	(0.30)
PPG Industries Inc	(264)	(29,560)	(0.32)
PPL Corporation	(1,229)	(39,537)	(0.42)
ProSiebenSat1 Media SE	(1,440)	(26,101)	(0.28)
Proximus SA de droit public	(748)	(19,758)	(0.21)
Prysmian SpA	(3,601)	(73,500)	(0.79)
PTC Inc	(1,034)	(95,976)	(1.03)
Public Service Enterprise Group Inc	(485)	(28,523)	(0.31)
QUALCOMM Incorporated	(980)	(52,322)	(0.56)
Ramsay Health Care Limited	(864)	(39,705)	(0.42)
RELX PLC	(3,815)	(87,485)	(0.94)
Renesas Electronics Corporation	(10,451)	(61,177)	(0.65)
Rio Tinto Limited	(323)	(21,241)	(0.23)
Rio Tinto plc	(497)	(27,373)	(0.29)
Rockwell Automation Inc	(660)	(117,850)	(1.26)
Rohm Co Ltd	(452)	(28,528)	(0.31)
Rolls-Royce Holdings plc	(2,079)	(26,333)	(0.28)
Ross Stores Inc	(197)	(18,682)	(0.20)
Royal Dutch Shell Plc Class B	(1,354)	(42,462)	(0.45)
Royal KPN NV	(25,506)	(78,656)	(0.84)
Ryohin Keikaku Co Ltd	(150)	(35,580)	(0.38)
Sands China Ltd	(32,768)	(163,633)	(1.75)
SAP SE	(212)	(22,684)	(0.24)
Schlumberger NV	(1,847)	(81,379)	(0.87)
Sealed Air Corporation	(9,675)	(422,024)	(4.52)
SGS SA	(12)	(30,601)	(0.33)
Sherwin-Williams Company	(180)	(77,976)	(0.83)
SHIMAMURA Co Ltd	(275)	(23,233)	(0.25)
Shimano Inc	(536)	(81,374)	(0.87)
Shiseido CompanyLimited	(338)	(22,298)	(0.24)
Siemens Healthineers AG	(758)	(30,719)	(0.33)
Sika AG	(273)	(36,929)	(0.40)
SJM Holdings Limited	(23,103)	(26,046)	(0.28)
Skyworks Solutions Inc	(512)	(41,810)	(0.45)
SNC-Lavalin Group Inc	(3,187)	(87,917)	(0.94)
Sodexo SA	(250)	(27,455)	(0.29)
SoftBank Group Corp	(2,804)	(258,792)	(2.77)
Stryker Corporation	(482)	(90,862)	(0.97)
SUBARU CORP	(1,556)	(39,486)	(0.42)
SUMCO Corporation	(3,441)	(43,652)	(0.47)
Sun Hung Kai Properties Limited	(2,454)	(40,640)	(0.43)
Sun Life Financial Inc	(643)	(24,311)	(0.26)

(See Notes which are an integral part of the Financial Statements)

February 28, 2019 (Unaudited)

Schedules of Investments

Security Description	Shares	Value	Index Weight
BMO Global Equity Market Neutral Strategy Short Index (Continued)
Suncor Energy Inc	(574)	$(19,759)	(0.21	) %
Swedbank AB Class A	(1,500)	(27,551)	(0.29)
Swedish Match AB	(1,462)	(68,518)	(0.73)
Symantec Corporation	(7,232)	(162,648)	(1.74)
Symrise AG	(366)	(32,229)	(0.35)
Sysmex Corporation	(2,390)	(143,743)	(1.54)
Tabcorp Holdings Limited	(53,085)	(177,748)	(1.90)
Take(Two Interactive Software Inc	(1,440)	(125,654)	(1.34)
Takeda Pharmaceutical Co Ltd	(1,520)	(60,986)	(0.65)
TechnipFMC Plc	(8,412)	(187,503)	(2.01)
Teleflex Incorporated	(356)	(103,183)	(1.10)
Telefonica SA	(31,286)	(269,981)	(2.89)
Telenet Group Holding NV	(2,687)	(121,238)	(1.30)
Tenaris SA	(9,265)	(123,578)	(1.32)
Texas Instruments Incorporated	(243)	(25,705)	(0.27)
Thermo Fisher Scientific Inc	(100)	(25,957)	(0.28)
Tokyo Electron Ltd	(147)	(19,994)	(0.21)
Toshiba Corporation	(3,174)	(99,452)	(1.06)
Total SA	(623)	(35,414)	(0.38)
Toyota Motor Corp	(907)	(54,534)	(0.58)
TransCanada Corporation	(3,225)	(144,033)	(1.54)
TransDigm Group Incorporated	(265)	(115,034)	(1.23)
Trend Micro Incorporated	(630)	(31,052)	(0.33)
Ulta Beauty Inc	(71)	(22,187)	(0.24)
Umicore	(2,267)	(97,957)	(1.05)
Unilever NV Cert of shs	(1,528)	(82,644)	(0.88)
Unilever PLC	(909)	(48,321)	(0.52)

Security Description	Shares	Value	Index Weight
Union Pacific Corporation	(155)	$(25,994)	(0.28	) %
United Internet AG	(1,837)	(66,885)	(0.72)
United Parcel Service Inc Class B	(622)	(68,544)	(0.73)
United Rentals Inc	(264)	(35,532)	(0.38)
United Technologies Corporation	(221)	(27,773)	(0.30)
US Bancorp	(416)	(21,503)	(0.23)
Ventas Inc	(256)	(16,064)	(0.17)
Verizon Communications Inc	(1,043)	(59,368)	(0.64)
Vivendi SA	(1,123)	(32,818)	(0.35)
WABCO Holdings Inc	(580)	(79,767)	(0.85)
Walt Disney Company	(283)	(31,934)	(0.34)
WEC Energy Group Inc	(300)	(22,884)	(0.24)
Weir Group PLC	(4,299)	(93,509)	(1.00)
Welltower Inc	(223)	(16,571)	(0.18)
Western Digital Corporation	(542)	(27,263)	(0.29)
Western Union Company	(7,150)	(127,771)	(1.37)
Westpac Banking Corporation	(1,361)	(26,030)	(0.28)
Worldpay Inc Class A	(2,200)	(210,760)	(2.26)
WPP Plc	(2,426)	(26,571)	(0.28)
Wynn Macau Ltd	(23,332)	(57,662)	(0.62)
Wynn Resorts Limited	(209)	(26,447)	(0.28)
Yahoo Japan Corporation	(36,772)	(98,381)	(1.05)
Yakult Honsha Co Ltd	(380)	(25,485)	(0.27)
Yamaha Corporation	(1,295)	(63,713)	(0.68)
Yara International ASA	(688)	(28,937)	(0.31)
Yaskawa Electric Corporation	(3,726)	(105,876)	(1.13)
Yum! Brands Inc	(4,023)	(380,174)	(4.07)
ZOZO Inc	(7,948)	(149,565)	(1.60)

		$(26,679,782)	(285.32)%

Global Long/Short Equity Fund

Description	Shares	Value
Common Stocks Purchased Long — 99.4%

Australia — 0.7%
Regis Resources, Ltd.	10,884	$41,228

Bermuda — 1.7%
Argo Group International Holdings, Ltd.	366	25,441
Essent Group, Ltd. (2)	1,732	74,718

		100,159

Brazil — 0.2%
SLC Agricola SA	900	9,829

Canada — 13.9%
Air Canada (2)	4,304	108,291
Allied Properties Real Estate Investment Trust	3,051	111,310
Canfor Corp. (2)	4,484	48,181
Cascades, Inc.	1,247	8,348
Cogeco Communications, Inc.	502	31,392
Cogeco, Inc.	275	15,253
Equitable Group, Inc.	878	46,711
George Weston, Ltd.	1,054	75,128
Hudbay Minerals, Inc.	8,765	58,946
Husky Energy, Inc.	2,825	31,407
Interfor Corp. (2)	5,076	57,127
InterRent Real Estate Investment Trust	3,547	38,032
Methanex Corp.	818	46,042
Quebecor, Inc., Class B	705	17,127
Teck Resources, Ltd., Class B	5,194	116,396

		809,691

Cayman Islands — 0.4%
Tianneng Power International, Ltd.	22,000	21,552

Description	Shares	Value
Common Stocks Purchased Long (continued)

China — 0.3%
Agricultural Bank of China, Ltd., Class H	32,000	$15,328

Denmark — 1.2%
Novo Nordisk A/S, Class B	399	19,578
Scandinavian Tobacco Group A/S, Class A (5)	3,700	48,849

		68,427

France — 1.2%
Boiron SA	264	16,636
Peugeot SA	1,332	33,877
Sanofi	217	18,142

		68,655

Germany — 0.1%
Hamburger Hafen und Logistik AG	398	8,692

Hong Kong — 1.9%
HKT Trust & HKT, Ltd.	35,000	54,664
SmarTone Telecommunications Holdings, Ltd.	48,000	54,606

		109,270

Indonesia — 1.7%
Bukit Asam Tbk PT	237,700	67,251
Indo Tambangraya Megah Tbk PT	11,500	17,474
Japfa Comfeed Indonesia Tbk PT	88,000	14,012

		98,737

Italy — 2.6%
ASTM SpA	642	16,832
Enel SpA	18,754	113,485
Societa Iniziative Autostradali e Servizi SpA	1,181	19,760

		150,077

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Global Long/Short Equity Fund (continued)

Description	Shares	Value
Common Stocks Purchased Long (continued)

Japan — 8.9%
Arcs Co., Ltd.	1,300	$30,149
Artnature, Inc.	1,600	9,402
Frontier Real Estate Investment Corp.	26	107,298
Fukuda Corp.	500	19,513
Heiwado Co., Ltd. (1)	2,300	51,235
J-Oil Mills, Inc.	500	17,808
KDDI Corp.	1,200	28,944
Keihin Corp.	2,000	35,114
Mitsui Sugar Co., Ltd.	700	18,036
Nippon Telegraph & Telephone Corp.	2,400	103,373
Okinawa Electric Power Co., Inc.	2,099	38,641
Press Kogyo Co., Ltd.	3,700	20,348
Shimachu Co., Ltd.	900	24,166
Yorozu Corp. (1)	1,000	14,336

		518,363

Luxembourg — 0.8%
Trinseo SA	950	47,681

Malaysia — 0.2%
Malaysian Pacific Industries Bhd	4,200	10,173

Netherlands — 1.8%
Koninklijke Ahold Delhaize NV	4,155	107,164

New Zealand — 1.0%
Air New Zealand, Ltd.	27,498	46,253
New Zealand Refining Co., Ltd.	10,595	15,152

		61,405

Norway — 1.8%
Austevoll Seafood ASA	2,313	28,005
Leroy Seafood Group ASA	8,660	65,279
Sparebank 1 Oestlandet	1,028	10,476

		103,760

Poland — 0.6%
Asseco Poland SA	2,336	32,781

Portugal — 0.3%
Altri SGPS SA	1,916	15,648

Singapore — 0.9%
ComfortDelGro Corp., Ltd.	21,200	37,477
First Resources, Ltd.	10,500	13,280

		50,757

South Korea — 2.1%
DB HiTek Co., Ltd.	1,730	19,150
KT Corp.	2	51
Samsung Electronics Co., Ltd.	2,577	103,337

		122,538

Sweden — 0.3%
Mycronic AB	1,332	19,614

Switzerland — 1.9%
Roche Holding AG	403	111,970

Taiwan — 1.9%
HannStar Display Corp.	70,000	16,126
Uni-President Enterprises Corp.	28,000	68,234
United Integrated Services Co., Ltd.	8,000	27,163

		111,523

United Kingdom — 7.5%
BT Group PLC	36,826	104,868
DFS Furniture PLC	3,732	11,311
GlaxoSmithKline PLC	4,942	98,152

Description	Shares	Value
Common Stocks Purchased Long (continued)

United Kingdom (continued)
Imperial Brands PLC	1,218	$40,557
International Consolidated Airlines Group SA	4,340	34,481
Legal & General Group PLC	28,627	106,542
Reach PLC	8,354	6,687
SThree PLC	2,984	12,546
Watkin Jones PLC	8,031	23,274

		438,418

United States — 43.5%
AbbVie, Inc.	364	28,843
ArcBest Corp.	2,207	76,870
Best Buy Co., Inc.	901	62,025
Ciena Corp. (2)	2,368	101,019
Citizens Financial Group, Inc.	512	18,913
CONMED Corp.	1,031	79,284
ConocoPhillips	784	53,194
Cooper-Standard Holdings, Inc. (2)	422	25,366
Discover Financial Services	901	64,521
Emergent BioSolutions, Inc. (2)	2,051	119,676
Employers Holdings, Inc.	778	32,412
Enova International, Inc. (2)	416	10,616
Essex Property Trust, Inc.	485	135,722
F5 Networks, Inc. (2)	186	31,274
FedNat Holding Co.	586	10,695
Genomic Health, Inc. (2)	299	22,715
Glaukos Corp. (1)(2)	727	53,922
Globus Medical, Inc., Class A (2)	553	26,926
Haemonetics Corp. (2)	382	33,184
HealthStream, Inc.	839	23,324
Huntington Ingalls Industries, Inc.	376	78,738
Inogen, Inc. (1)(2)	271	29,122
Integer Holdings Corp. (2)	799	72,677
Intersect ENT, Inc. (2)	206	7,002
K12, Inc. (2)	345	11,054
Lantheus Holdings, Inc. (2)	1,471	33,612
LeMaitre Vascular, Inc.	422	12,626
Luminex Corp.	527	13,428
Marlin Business Services Corp.	1,459	34,345
Masco Corp.	2,290	86,012
Merit Medical Systems, Inc. (2)	1,931	107,615
Myriad Genetics, Inc. (2)	880	27,306
Natus Medical, Inc. (2)	681	18,816
NetApp, Inc.	803	52,356
NextGen Healthcare, Inc. (2)	1,030	18,025
OraSure Technologies, Inc. (2)	2,519	27,079
Orthofix Medical, Inc. (2)	802	49,002
Owens-Illinois, Inc.	811	16,155
Pacira Pharmaceuticals, Inc. (2)	505	20,796
PBF Energy, Inc., Class A	217	6,742
PNM Resources, Inc.	1,926	84,128
Portland General Electric Co.	2,219	111,261
Regions Financial Corp.	3,010	49,364
Rush Enterprises, Inc., Class A	1,071	44,896
Southwest Airlines Co.	406	22,752
SpartanNash Co.	607	11,521
SunTrust Banks, Inc.	294	19,072
Supernus Pharmaceuticals, Inc. (2)	1,156	47,211
Surmodics, Inc. (2)	378	22,056
Sykes Enterprises, Inc. (2)	1,285	38,023
Synchrony Financial	591	19,273
Sysco Corp.	880	59,444
U.S. Foods Holding Corp. (2)	2,293	80,805
United Continental Holdings, Inc. (2)	453	39,778
Unum Group	1,538	57,460
Vishay Intertechnology, Inc.	2,907	63,722

(See Notes which are an integral part of the Financial Statements)

February 28, 2019 (Unaudited)

Schedules of Investments

Global Long/Short Equity Fund (continued)

Description	Shares	Value
Common Stocks Purchased Long (continued)

United States (continued)
Vishay Precision Group, Inc. (2)	506	$17,639
WW Grainger, Inc.	46	14,019

		2,535,433

Total Common Stocks Purchased Long (identified cost $5,423,803)		5,788,873

Short-Term Investments — 4.2%

Collateral Investment for Securities on Loan — 2.7%

BMO Institutional Prime Money Market Fund, 2.433% (3)	156,783	156,783

Description	Shares	Value
Short-Term Investments (continued)

Mutual Funds — 1.5%
BMO Institutional Prime Money Market Fund — Premier Class, 2.433% (4)	90,228	$90,237

Total Short-Term Investments (identified cost $247,020)		247,020

Total Investments — 103.6% (identified cost $5,670,823)		6,035,893
Other Assets and Liabilities — (3.6)%		(211,502)

Total Net Assets — 100.0%		$5,824,391

At February 28, 2019, the Global Long/Short Equity Fund had outstanding total return swap agreements as set forth below:

Swap Counterparty	Index	Pay/Receive Total Return of Referenced Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount	Value at February 28, 2019	Upfront Payment Paid	Unrealized Depreciation
JPMorgan Chase & Co.	BMO Alternatives Strategies Global Short Index††	Receive	1 Month USD LIBOR plus 0.15%	Monthly	03/14/2020	$2,751,323	$(103,477)	$—	$(103,477)

							$(103,477)	$—	$(103,477)

††	See tables below for details of the equity basket holdings underlying the swap.

The following table represents the equity basket holdings underlying the total return swap with BMO Alternative Strategies Global Short Index as of February 28, 2019:

Security Description	Shares	Value	Index Weight
BMO Alternative Strategies Global Short Index
Ain Holdings, Inc.	(763)	$(52,435)	(0.57)%
AIXTRON SE	(14,247)	(127,481)	(1.38)
Albemarle Corp.	(2,241)	(204,602)	(2.22)
Asahi Holdings, Inc.	(6,571)	(131,685)	(1.43)
ASOS PLC	(3,545)	(150,677)	(1.63)
BlackBerry Ltd.	(11,843)	(102,875)	(1.12)
Brown-Forman Corp.	(863)	(42,720)	(0.46)
Caverion OYJ	(5,248)	(30,745)	(0.33)
Cellnex Telecom SA	(5,785)	(141,012)	(1.63)
Chugoku Marine Paints Ltd.	(6,753)	(61,331)	(0.67)
Daifuku Co., Ltd.	(4,409)	(216,250)	(2.35)
Easterly Government Properties, Inc.	(13,438)	(241,606)	(2.62)
Fugro NV	(9,667)	(109,634)	(1.19)
Fuji Seal International, Inc.	(3,872)	(145,027)	(1.58)
Funai Soken Holdings, Inc.	(5,621)	(129,882)	(1.41)
Goldwin, Inc.	(454)	(55,305)	(0.60)
GRENKE AG	(2,594)	(264,942)	(2.88)
HarborOne Bancorp, Inc.	(4,785)	(77,181)	(0.84)
Howard Bancorp, Inc.	(2,563)	(34,011)	(0.37)
Huatai Securities Co., Ltd.	(128,350)	(259,976)	(2.82)
JD.com, Inc.	(2,471)	(68,475)	(0.74)
Just Eat PLC	(16,130)	(160,137)	(1.73)
Kansai Paint Co., Ltd.	(12,918)	(237,535)	(2.58)
Kawasaki Kisen Kaisha Ltd.	(17,831)	(251,797)	(2.73)
Kose Corp.	(688)	(111,395)	(1.21)
Kura Corp.	(948)	(50,747)	(0.55)
Lilis Energy, Inc.	(47,808)	(86,055)	(0.93)

Security Description	Shares	Value	Index Weight
M3, Inc.	(5,852)	$(97,051)	(1.05	) %
Macerich Co.	(4,096)	(178,580)	(1.94)
MISUMI Group, Inc.	(10,266)	(249,076)	(2.70)
Money Forward, Inc.	(962)	(32,016)	(0.35)
Nanosonics Ltd.	(22,476)	(66,361)	(0.72)
Netflix, Inc.	(733)	(262,447)	(2.85)
Nihon M&A Center, Inc.	(4,418)	(111,522)	(1.21)
Nippon Paint Holdings Co., Ltd.	(6,205)	(238,549)	(2.59)
Nippon Yusen KK	(15,220)	(239,942)	(2.61)
Nitori Holdings Co., Ltd.	(1,470)	(183,370)	(1.99)
Nordic Semiconductor ASA	(10,307)	(43,897)	(0.48)
Northam Platinum Ltd.	(59,196)	(232,784)	(2.53)
Northwest Pipe Co.	(2,481)	(61,217)	(0.66)
Okta, Inc.	(2,915)	(247,466)	(2.69)
Pacific Metals Co., Ltd.	(2,171)	(55,395)	(0.60)
Pan Pacific International Holdings Corp.	(1,682)	(100,345)	(1.09)
Park24 Co., Ltd.	(9,604)	(230,703)	(2.50)
People’s United Financial Inc.	(5,991)	(106,406)	(1.16)
Pinnacle Financial Partners, Inc.	(3,406)	(199,891)	(2.17)
Prestige International, Inc.	(6,284)	(73,323)	(0.80)
PROS Holdings, Inc.	(5,386)	(229,424)	(2.49)
Republic First Bancorp, Inc.	(6,152)	(181,286)	(1.97)
Republic First Bancorp, Inc.	(9,029)	(57,786)	(0.63)
Senior Housing Properties Trust	(4,719)	(61,107)	(0.67)
Serco Group PLC	(68,224)	(117,333)	(1.27)
Shimano, Inc.	(228)	(34,709)	(0.38)
SMS Co., Ltd.	(12,914)	(228,759)	(2.48)
Sophos Group PLC	(26,127)	(113,917)	(1.23)

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Security Description	Shares	Value	Index Weight
BMO Alternative Strategies Global Short Index (Continued)
Square, Inc.	(908)	$(73,749)	(0.80	) %
St James’s Place PLC	(6,911)	(89,392)	(0.97)
Takeaway.com NV	(1,108)	(81,272)	(0.88)
TFS Financial Corp.	(2,875)	(49,248)	(0.53)
TimkenSteel Corp.	(11,640)	(145,030)	(1.58)
Toridoll Holdings Corp.	(5,233)	(105,908)	(1.15)
Umicore SA	(4,830)	(208,997)	(2.27)
Universal Display Corp.	(1,541)	(229,918)	(2.50)
Wallenstam AB	(9,242)	(86,506)	(0.94)
Weir Group PLC	(12,787)	(278,931)	(3.02)
Weyerhaeuser Co.	(3,071)	(76,431)	(0.83)
Zalando SE	(4,678)	(172,594)	(1.87)
Zur Rose Group AG	(299)	(26,136)	(0.28)

Total		$(9,204,292)	(100.00)%

Industry Allocation
Industry	Value	% of Total Net Assets
Common Stocks Purchased Long
Agriculture	$126,527	2.2%
Airlines	251,555	4.3
Auto Manufacturers	33,877	0.6
Auto Parts & Equipment	95,164	1.6
Banks	113,153	1.9
Biotechnology	146,982	2.5
Building Materials	86,012	1.5
Chemicals	46,042	0.8
Coal	84,725	1.5
Commercial Services	68,884	1.2
Computers	123,160	2.1
Cosmetics/Personal Care	9,402	0.2
Distribution/Wholesale	14,019	0.2
Diversified Financial Services	175,466	3.0
Electric	347,515	6.0
Electrical Components & Equipment	21,552	0.4
Electronics	117,101	2.0
Engineering & Construction	46,676	0.8
Food	612,808	10.5
Forest Products & Paper	129,304	2.2
Healthcare-Products	609,066	10.5
Holding Companies-Diversified	10,173	0.2
Insurance	307,268	5.3
Internet	54,598	0.9
Media	70,459	1.2
Mining	216,570	3.7
Miscellaneous Manufacturing	47,681	0.8
Oil & Gas	106,495	1.8
Packaging & Containers	16,155	0.3
Pharmaceuticals	361,328	6.2
Real Estate	23,274	0.4
Real Estate Investment Trusts	392,362	6.7
Retail	142,398	2.4
Semiconductors	122,487	2.1
Shipbuilding	78,738	1.4
Software	18,025	0.3
Telecommunications	447,525	7.7
Transportation	114,347	2.0

Total Common Stocks Purchased Long	5,788,873	99.4

Industry Allocation (continued)
Industry	Value	% of Total Net Assets
Collateral Investment for Securities on Loan	$156,783	2.7%
Mutual Funds	90,237	1.5

Total Investments	6,035,893	103.6
Other Assets and Liabilities	(211,502)	(3.6)

Total Net Assets	$5,824,391	100.0%

Ultra Short Tax-Free Fund*

Description	Principal Amount	Value
Municipals — 97.1%

Alabama — 5.5%
Black Belt Energy Gas District, 2.581, (LIBOR 1 Month), 12/01/2023, Call 9/1/2023 (7)	$4,500,000	$4,409,100
Chatom Industrial Development Board, 1.850, 8/01/2037, Call 8/1/2019 (7)	4,800,000	4,800,528
Health Care Authority for Baptist Health, 2.220, 11/01/2042 (7)	11,125,000	11,125,000
Southeast Alabama Gas Supply District, 2.581, (LIBOR 1 Month), 4/01/2024, Call 1/1/2024 (7)	5,000,000	4,950,750
Tender Option Bond Trust Receipts/Certificates, 1.890, 10/05/2020 (5)(7)	5,000,000	5,000,000
Other Securities	2,250,000	2,267,718

		32,553,096

Arizona — 0.7%
Other Securities	4,000,000	4,026,408

Arkansas — 1.7%
Arkansas Development Finance Authority, 2.210, 9/01/2044, Call 3/1/2019 (7)	7,000,000	7,000,000
Other Securities	3,085,000	3,085,622

		10,085,622

California — 2.9%
Other Securities	17,270,000	17,315,262

Colorado — 1.2%
Other Securities	6,975,000	6,980,987

Connecticut — 0.1%
Other Security	400,000	416,836

District of Columbia — 0.5%
Other Securities	2,860,000	2,987,725

Florida — 4.7%
Citizens Property Insurance Corp., 5.000, 6/01/2020	3,870,000	4,024,219
RBC Municipal Products, Inc. Trust, 1.940, (SIFMA Municipal Swap Index Yield), 9/03/2019 (5)(7)	5,000,000	5,000,000
School Board of Miami-Dade County, FGIC, 1.970, 3/07/2019, Call 3/1/2019 (5)(7)	8,000,000	8,000,000
Other Securities	10,985,000	11,065,707

		28,089,926

(See Notes which are an integral part of the Financial Statements)

February 28, 2019 (Unaudited)

Schedules of Investments

Ultra Short Tax-Free Fund* (continued)

Description	Principal Amount	Value
Municipals (continued)

Georgia — 4.4%
Main Street Natural Gas, Inc.
2.310%, (SIFMA Municipal Swap Index Yield), 12/01/2023, Call 9/1/2023 (7)	$5,000,000	$4,975,250
2.511%, (LIBOR 1 Month), 12/01/2023, Call 9/1/2023 (7)	5,000,000	4,971,400
		9,946,650
Other Securities	15,995,000	16,071,384

		26,018,034

Hawaii — 0.5%
Other Security	2,800,000	2,799,748

Idaho — 0.5%
Other Security	3,205,000	3,205,000

Illinois — 11.2%
Chicago Board of Education, 2.190, 3/01/2034, Call 3/1/2019 (5)(7)	10,000,000	10,000,000
Cook County Community Unit School District No 401 Elmwood Park, 2.375, 12/01/2028, Call 3/12/2019 (7)	4,000,000	4,075,680
County of Peoria, 1.940, 6/15/2020 (5)(7)	7,000,000	7,000,000
Decatur Park District, 3.000, 12/15/2019	4,311,000	4,341,824
Rib Floater Trust Various States, 1.890, 8/15/2030, Call 4/1/2019 (5)(7)	5,000,000	5,000,000
State of Illinois
5.000%, 8/01/2020	4,000,000	4,135,200
5.000%, 2/01/2022	6,040,000	6,380,414
		10,515,614
Tender Option Bond Trust Receipts/Certificates
1.890%, 6/15/2031, Call 6/15/2026 (5)(7)	4,355,000	4,355,000
1.940%, 1/01/2048, Call 1/1/2029 (5)(7)	4,500,000	4,500,000
		8,855,000
Other Securities	16,480,000	16,680,295

		66,468,413

Indiana — 3.4%
Indiana Housing & Community Development Authority, GNMA/FNMA/FHLMC, 1.950, 7/01/2047, Call 2/28/2019 (7)	7,350,000	7,350,000
Tender Option Bond Trust Receipts/Certificates, 2.010, 10/15/2019 (5)(7)	8,500,000	8,500,000
Other Securities	4,100,000	4,152,890

		20,002,890

Iowa — 0.8%
Other Securities	5,020,000	5,018,135

Kansas — 0.1%
Other Security	400,000	400,928

Kentucky — 3.0%
Other Securities	17,675,000	17,763,910

Louisiana — 1.9%
Louisiana Public Facilities Authority, 2.390, (SIFMA Municipal Swap Index Yield), 9/01/2023, Call 3/1/2023 (7)	5,000,000	5,001,900

Description	Principal Amount	Value
Municipals (continued)

Louisiana (continued)
Parish of St. James, 1.940, 11/01/2040, Call 2/28/2019 (7)	$5,000,000	$5,000,000
Other Securities	1,490,000	1,462,351

		11,464,251

Maryland — 0.6%
Other Securities	3,350,000	3,353,304

Massachusetts — 0.1%
Other Securities	800,000	820,663

Michigan — 0.7%
Other Securities	4,200,000	4,207,631

Minnesota — 0.7%
Other Securities	3,950,000	3,957,252

Mississippi — 1.2%
Mississippi Development Bank, 2.500, 1/01/2020	4,600,000	4,630,728
Other Securities	2,500,000	2,500,195

		7,130,923

Missouri — 1.3%
City of St. Louis, 3.000, 5/30/2019	5,000,000	5,014,500
Other Securities	2,935,000	2,938,378

		7,952,878

Nevada — 0.4%
Other Securities	1,995,000	2,060,517

New Jersey — 6.5%
New Jersey Economic Development Authority
2.030%, 11/01/2040, Call 2/28/2019 (7)	4,485,000	4,485,000
2.030%, 11/01/2040, Call 2/28/2019 (7)	5,515,000	5,515,000
2.040%, 11/01/2031, Call 2/28/2019 (7)	4,510,000	4,510,000
		14,510,000
New Jersey Transportation Trust Fund Authority
2.740%, (SIFMA Municipal Swap Index Yield), 12/15/2019, Call 6/15/2019 (7)	5,000,000	5,006,100
5.000%, 6/15/2019	4,500,000	4,538,925
		9,545,025
Other Securities	14,250,000	14,372,781

		38,427,806

New Mexico — 1.4%
New Mexico Municipal Energy Acquisition Authority, 2.431, (LIBOR 1 Month), 8/01/2019, Call 3/21/2019 (7)	5,500,000	5,501,155
Other Security	2,875,000	2,875,000

		8,376,155

New York — 7.5%
County of Suffolk, 5.000, 7/24/2019	5,500,000	5,563,690
Nuveen New York AMT-Free Quality Municipal Income Fund, 2.040, 5/01/2047, Call 2/28/2019 (5)(7)	5,000,000	5,000,000
South Glens Falls Central School District, SAW, 3.000, 7/26/2019	4,500,000	4,521,150

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Ultra Short Tax-Free Fund* (continued)

Description	Principal Amount	Value
Municipals (continued)

New York (continued)
Triborough Bridge & Tunnel Authority, 2.381, (LIBOR 1 Month), 2/01/2021 (7)	$4,890,000	$4,933,178
Other Securities	24,380,000	24,436,850

		44,454,868

North Carolina — 0.2%
Other Security	1,000,000	1,000,000

North Dakota — 0.4%
Other Securities	2,365,000	2,440,705

Ohio — 7.6%
Dublin City School District, 2.500, 4/18/2019	4,500,000	4,503,375
Lancaster Port Authority, 2.401, (LIBOR 1 Month), 8/01/2019, Call 3/21/2019 (7)	5,000,000	5,000,900
Other Securities	35,322,000	35,450,719

		44,954,994

Oklahoma — 0.3%
Other Securities	1,510,000	1,520,662

Pennsylvania — 5.1%
Montgomery County Higher Education & Health Authority, 1.970, 9/01/2050, Call 3/1/2019 (7)	8,000,000	8,000,000
Other Securities	22,270,000	22,339,414

		30,339,414

South Carolina — 3.2%
Patriots Energy Group Financing Agency, 2.541, (LIBOR 1 Month), 2/01/2024, Call 11/1/2023 (7)	6,000,000	6,002,340
Tender Option Bond Trust Receipts/Certificates, 1.990, 1/01/2020 (5)(7)	6,000,000	6,000,000
Other Securities	7,000,000	7,005,568

		19,007,908

South Dakota — 0.5%
Other Security	3,000,000	3,000,000

Tennessee — 1.7%
Tennessee Energy Acquisition Corp., 5.250, 9/01/2020	4,720,000	4,914,747
Other Securities	5,185,000	5,180,766

		10,095,513

Texas — 8.4%
Mission Economic Development Corp., 2.150, 4/01/2019 (7)	9,000,000	9,000,990
Northside Independent School District, PSF, 2.000, 8/01/2019 (7)	5,000,000	5,005,000
Rib Floater Trust Various States, 1.890, 6/01/2032, Call 4/1/2020 (5)(7)	6,000,000	6,000,000
Tender Option Bond Trust Receipts/Certificates, 1.940, 7/01/2021 (5)(7)	11,000,000	11,000,000
Other Securities	18,375,000	18,563,997

		49,569,987

Utah — 0.8%
Tender Option Bond Trust Receipts/Certificates, 1.940, 1/01/2025 (5)(7)	4,800,000	4,800,000
Other Securities

Description	Shares or Principal Amount	Value
Municipals (continued)

Virginia — 1.4%
Other Securities	$8,395,000	$8,432,518

Washington — 1.2%
Tender Option Bond Trust Receipts/Certificates, 1.890, 6/15/2033, Call 6/1/2019 (5)(7)	5,050,000	5,050,000
Other Securities	2,075,000	2,080,562

		7,130,562

West Virginia — 1.0%
West Virginia Hospital Finance Authority, 1.970, 6/01/2033, Call 3/1/2019 (7)	5,000,000	5,000,000
Other Securities	660,000	686,783

		5,686,783

Wisconsin — 1.8%
Other Securities	10,740,000	10,756,229

Total Municipals (identified cost $574,806,104)		575,074,443

Short-Term Investments — 3.4%

Mutual Funds — 0.0%
Other Security	248,241	248,241

Short-Term Municipals — 3.4%

Florida — 1.2%
Other Securities	7,000,000	7,000,000

Illinois — 1.4%
Tender Option Bond Trust Receipts/Certificates	5,000,000	5,000,000
Other Security	3,500,000	3,525,953

		8,525,953

Kentucky — 0.3%
Other Security	1,435,000	1,435,000

Texas — 0.5%
Other Security	3,000,000	3,000,000

		19,960,953

Total Short-Term Investments (identified cost $20,209,194)		20,209,194

Total Investments — 100.5% (identified cost $595,015,298)		595,283,637
Other Assets — (0.5)%		(2,947,936)

Net Assets — 100.0%		$592,335,701

Short Tax-Free Fund*

Description	Principal Amount	Value
Municipals — 96.2%

Alabama — 3.4%
Black Belt Energy Gas District, 4.000, 6/01/2021, Call 3/1/2021 (7)	$1,000,000	$1,036,420
County of Jefferson, 5.000, 9/15/2021	1,000,000	1,075,750
Health Care Authority for Baptist Health, 2.220, 11/01/2042 (7)	1,560,000	1,560,000
Other Securities	2,375,000	2,367,541

		6,039,711

(See Notes which are an integral part of the Financial Statements)

February 28, 2019 (Unaudited)

Schedules of Investments

Short Tax-Free Fund* (continued)

Description	Principal Amount	Value
Municipals (continued)

Alaska — 0.9%
Alaska Industrial Development & Export Authority, 3.500, 12/01/2020, Call 12/1/2019	$1,000,000	$1,007,570
Other Security	500,000	527,755

		1,535,325

Arizona — 1.8%
Other Securities	3,190,000	3,232,067

Arkansas — 0.8%
Arkansas Development Finance Authority, 2.210, 9/01/2044, Call 3/1/2019 (7)	1,029,000	1,029,000
Other Securities	325,000	337,322

		1,366,322

California — 5.5%
California Municipal Finance Authority, 5.000, 2/01/2022	1,000,000	1,085,750
Golden State Tobacco Securitization Corp., 5.000, 6/01/2022	1,000,000	1,088,420
Other Securities	7,330,000	7,669,749

		9,843,919

Colorado — 2.9%
Colorado Educational & Cultural Facilities Authority, 5.000, 10/01/2021	1,000,000	1,065,850
Other Securities	3,978,000	4,094,816

		5,160,666

Connecticut — 0.4%
Other Securities	615,000	646,656

Florida — 6.5%
Atlantic Beach Health Care Facilities Revenue, 3.250, 11/15/2024, Call 11/15/2020	1,155,000	1,160,683
School Board of Miami-Dade County, 1.510, 8/01/2027 (5)(7)	1,515,000	1,515,000
School District of Broward County, 5.000, 7/01/2019	1,000,000	1,010,820
Other Securities	7,710,000	7,949,462

		11,635,965

Georgia — 5.8%
Georgia State Road & Tollway Authority, 5.000, 6/01/2021	1,250,000	1,342,150
Main Street Natural Gas, Inc., 5.000, 5/15/2024	1,250,000	1,388,812
Other Securities	7,335,000	7,573,726

		10,304,688

Guam — 0.3%
Other Security	500,000	538,670

Idaho — 0.0%
Other Security	75,000	75,934

Illinois — 15.1%
Chicago Board of Education, 2.190, 3/01/2034, Call 3/1/2019 (5)(7)	3,000,000	3,000,000
Chicago Housing Authority, HUD SEC 8, 5.000, 1/01/2023	1,000,000	1,108,410
City of Chicago Waterworks Revenue, 5.000, 11/01/2021	1,000,000	1,074,310
Cook County Community Unit School District No 401 Elmwood Park, 2.375, 12/01/2028, Call 3/12/2019 (7)	1,000,000	1,018,920

Description	Principal Amount	Value
Municipals (continued)

Illinois (continued)
Cook Kane Lake & McHenry Counties Community College District No. 512, 5.000, 12/01/2019	$1,000,000	$1,024,720
Kane McHenry Cook & De Kalb Counties Unit School District No. 300, 5.000, 1/01/2023	1,000,000	1,110,750
Railsplitter Tobacco Settlement Authority, 5.000, 6/01/2023	1,000,000	1,117,210
Sales Tax Securitization Corp., 5.000, 1/01/2023	1,000,000	1,090,620
State of Illinois, 5.000, 11/01/2022	2,000,000	2,139,300
Will & Kankakee Counties School District No. 255, 4.000, 6/01/2019	1,110,000	1,116,149
Other Securities	12,505,000	13,122,781

		26,923,170

Indiana — 2.2%
Indiana Housing & Community Development Authority, GNMA/FNMA/FHLMC, 1.950, 7/01/2047, Call 2/28/2019 (7)	2,000,000	2,000,000
Other Securities	1,850,000	1,889,065

		3,889,065

Kansas — 0.4%
Other Securities	720,000	743,388

Kentucky — 2.8%
Kentucky Rural Water Finance Corp., 2.250, 3/01/2020, Call 9/1/2019	1,200,000	1,201,932
Other Securities	3,695,000	3,832,165

		5,034,097

Louisiana — 0.3%
Other Securities	565,000	590,381

Maine — 0.1%
Other Securities	240,000	243,737

Maryland — 0.7%
Other Securities	1,090,000	1,168,476

Massachusetts — 1.8%
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, 5.000, 1/01/2023, Call 1/1/2023 (7)	1,000,000	1,115,840
Other Securities	2,080,000	2,156,873

		3,272,713

Michigan — 1.9%
Other Securities	3,235,000	3,392,938

Minnesota — 0.3%
Other Security	500,000	540,690

Mississippi — 0.9%
Other Securities	1,405,000	1,522,537

Missouri — 2.1%
Other Securities	3,605,000	3,664,821

Nebraska — 0.6%
Central Plains Energy Project, 5.000, 1/01/2024, Call 10/1/2023 (7)	1,000,000	1,095,850
Other Securities

Nevada — 0.9%
City of North Las Vegas NV, AGM, 5.000, 6/01/2023	1,000,000	1,119,370
Other Security	500,000	544,655

		1,664,025

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Short Tax-Free Fund* (continued)

Description	Principal Amount	Value
Municipals (continued)

New Jersey — 2.9%
Lyndhurst Township School District, School Bond Gty, 3.000, 9/13/2019	$1,000,000	$1,005,810
Tobacco Settlement Financing Corp., 5.000, 6/01/2022	1,000,000	1,083,520
Other Securities	2,835,000	2,993,204

		5,082,534

New Mexico — 0.4%
Other Securities	660,000	660,426

New York — 7.9%
County of Suffolk, 5.000, 7/24/2019	1,250,000	1,264,475
Metropolitan Transportation Authority, 5.000, 11/15/2024 (7)	1,000,000	1,144,590
New York State Thruway Authority, 5.000, 5/01/2019	1,000,000	1,005,210
Nuveen New York AMT-Free Quality Municipal Income Fund, 2.040, 5/01/2047, Call 2/28/2019 (5)(7)	1,500,000	1,500,000
TSASC, Inc., 5.000, 6/01/2021	1,000,000	1,059,640
Westchester Tobacco Asset Securitization, 5.000, 6/01/2020	1,155,000	1,192,919
Other Securities	6,760,287	6,871,583

		14,038,417

North Carolina — 0.5%
Other Securities	950,000	924,503

North Dakota — 0.2%
Other Securities	320,000	330,414

Ohio — 3.5%
FHLMC Multifamily VRD Certificates, 1.990, (SIFMA Municipal Swap Index Yield), 9/15/2033 (7)	1,345,000	1,345,000
Other Securities	4,850,000	4,960,219

		6,305,219

Pennsylvania — 4.9%
Commonwealth Financing Authority, 5.000, 6/01/2022	1,000,000	1,092,440
Montgomery County Higher Education & Health Authority, 1.970, 9/01/2050, Call 3/1/2019 (7)	1,235,000	1,235,000
Northampton County General Purpose Authority, 2.796, (LIBOR 1 Month), 8/15/2024, Call 2/15/2023 (7)	1,000,000	1,004,300
Other Securities	5,290,000	5,394,502

		8,726,242

South Carolina — 2.3%
Newberry Investing in Children’s Education, 5.000, 12/01/2019	1,000,000	1,024,720
Tender Option Bond Trust Receipts/Certificates, 1.990, 1/01/2020 (5)(7)	1,500,000	1,500,000
Other Securities	1,500,000	1,500,390

		4,025,110

Tennessee — 1.8%
Tennessee Energy Acquisition Corp., 4.000, 5/01/2023, Call 2/1/2023 (7)	1,000,000	1,047,390
Other Securities	1,980,000	2,062,123

		3,109,513

Description	Shares or Principal Amount	Value
Municipals (continued)

Texas — 6.9%
Lower Colorado River Authority, 5.000, 5/15/2019	$1,000,000	$1,006,460
Mission Economic Development Corp., 2.150, 4/01/2019 (7)	2,000,000	2,000,220
Tarrant County Cultural Education Facilities Finance Corp., 5.000, 11/15/2022	1,000,000	1,087,130
Tender Option Bond Trust Receipts/Certificates, 1.940, 7/01/2021 (5)(7)	1,500,000	1,500,000
Other Securities	6,485,000	6,628,010

		12,221,820

Utah — 0.2%
Other Security	400,000	400,000

Vermont — 0.1%
Other Security	100,000	100,996

Virginia — 1.5%
Henrico County Economic Development Authority, AGM, 4.365, 8/23/2027, Call 2/28/2019 (7)(8)	1,100,000	1,100,000
Other Securities	1,575,000	1,641,081

		2,741,081

Washington — 1.0%
State of Washington, 5.000, 2/01/2022	1,000,000	1,095,570
Other Securities	695,000	714,926

		1,810,496

West Virginia — 1.8%
West Virginia Hospital Finance Authority, 1.970, 6/01/2033, Call 3/1/2019 (7)	2,000,000	2,000,000
Other Securities	1,075,000	1,175,452

		3,175,452

Wisconsin — 1.9%
Other Securities	3,135,000	3,305,386

Total Municipals (identified cost $170,584,619)		171,083,420

Short-Term Investments — 1.0%

Mutual Funds — 0.1%
Other Security	170,976	170,976

Short-Term Municipals — 0.9%

Florida — 0.6%
Other Security	$1,000,000	1,000,000

Illinois — 0.3%
Other Security	600,000	604,449

		1,604,449

Total Short-Term Investments (identified cost $1,775,425)		1,775,425

Total Investments — 97.2% (identified cost $172,360,044)		172,858,845
Other Assets — 2.8%		4,946,392

Net Assets — 100.0%		$177,805,237

(See Notes which are an integral part of the Financial Statements)

February 28, 2019 (Unaudited)

Schedules of Investments

Short-Term Income Fund

Description	Principal Amount	Value
Asset-Backed Securities — 19.2%

Automobiles — 8.2%
Americredit Automobile Receivables Trust, Class D, (Series 2016-1), 3.590%, 2/8/2022	$2,000,000	$2,013,445
Capital Auto Receivables Asset Trust 2015-2, Class D, (Series 2015-2), 3.160%, 11/20/2020	2,000,000	2,002,458
CarMax Auto Owner Trust, Class A3, (Series 2016-2), 1.520%, 2/16/2021	151,127	150,550
Drive Auto Receivables Trust:
Class C, (Series 2015-DA), 3.380%, 11/15/2021 (5)	503,103	503,356
Class D, (Series 2015-BA), 3.840%, 7/15/2021 (5)	682,097	683,307
Drive Auto Receivables Trust 2017-A, Class C, (Series 2017-AA), 2.980%, 1/18/2022 (5)	926,652	927,116
Enterprise Fleet Financing LLC, Class A1, (Series 2018-2), 2.550%, 8/20/2019 (5)	779,874	779,494
Flagship Credit Auto Trust, Class A, (Series 2016-1), 2.770%, 12/15/2020 (5)	99,008	99,011
GM Financial Automobile Leasing Trust:
Class A3, (Series 2017-1), 2.060%, 5/20/2020	870,770	869,252
Class A3, (Series 2017-2), 2.020%, 9/21/2020	1,000,000	996,661
Class A4, (Series 2017-3), 2.120%, 9/20/2021	1,655,000	1,643,789
GM Financial Consumer Automobile, Class C, (Series 2017-1A), 2.450%, 7/17/2023 (5)	1,000,000	989,191
Hertz Vehicle Financing II LP, Class A, (Series 2016-3A), 2.270%, 7/25/2020 (5)	2,500,000	2,492,959
Nissan Auto Receivables 2018-C Owner Trust, Class A2A, (Series 2018-C), 3.070%, 10/15/2021	805,000	807,581
Santander Drive Auto Receivables Trust:
Class C, (Series 2015-2), 2.440%, 4/15/2021	94,528	94,506
Class D, (Series 2015-2), 3.020%, 4/15/2021	960,000	960,552
Santander Drive Auto Receivables Trust 2015-1, Class D, (Series 2015-1), 3.240%, 4/15/2021	1,787,059	1,789,464
Santander Retail Auto Lease Trust, Class C, (Series 2017-A), 2.960%, 11/21/2022 (5)	1,500,000	1,494,181
Tesla Auto Lease Trust, Class C, (Series 2018-A), 2.970%, 4/20/2020 (5)	500,000	499,094
Toyota Auto Receivables, Class A3, (Series 2016-C), 1.140%, 8/17/2020	281,686	280,474

Description	Principal Amount	Value
Asset-Backed Securities (continued)

Automobiles (continued)
Wheels SPV 2 LLC, Class A2, (Series 2016-1A), 1.590%, 5/20/2025 (5)	$154,409	$154,211
World Omni Auto Receivables Trust:
Class A3, (Series 2015-B), 1.490%, 12/15/2020	156,521	156,401
Class A3, (Series 2017-B), 1.950%, 2/15/2023	450,000	444,973

		20,832,026

Credit Cards — 5.9%
Cabela’s Credit Card Master Note Trust:
Class A, (Series 2014-2), 2.939% (LIBOR 1 Month + 45 basis points), 7/15/2022 (7)	1,000,000	1,000,876
Class A1, (Series 2015-1A), 2.260%, 3/15/2023	1,010,000	1,004,345
Class A1, (Series 2015-2), 2.250%, 7/17/2023	2,208,000	2,191,751
Chase Issuance Trust, Class A4, (Series 2016-A4), 1.490%, 7/15/2022	2,500,000	2,459,331
GE Capital Credit Card Master Note Trust, Class B, (Series 2012-7), 2.210%, 9/15/2022	1,885,483	1,876,830
Synchrony Card Issuance Trust, Class A, (Series 2018-A1), 3.380%, 9/15/2024	2,200,000	2,226,644
World Financial Network Credit Card Master Trust:
3.510%, 12/15/2025	750,000	752,490
Class A, (Series 2015-B), 2.550%, 6/17/2024	365,000	362,924
Class A, (Series 2016-A), 2.030%, 4/15/2025	2,000,000	1,954,700
Class A, (Series 2017-C), 2.310%, 8/15/2024	1,000,000	990,597

		14,820,488

Other Financial — 5.1%
Ally Master Owner Trust, Class A, (Series 2018-2), 3.290%, 5/15/2023	1,500,000	1,513,128
Consumers Securitization Funding LLC, Class A1, (Series 2014-A), 1.334%, 11/1/2020	599,579	597,412
Daimler Trucks Retail Trust, Class A3, (Series 2018-1), 2.850%, 7/15/2021 (5)	2,000,000	2,000,314
Hilton Grand Vacations Trust, Class A, (Series 2014-AA), 1.770%, 11/25/2026 (5)	391,130	385,848
Marlin Receivables LLC, Class B, (Series 2018-1A), 3.540%, 5/22/2023 (5)	1,000,000	1,002,384
Sierra Receivables Funding Co. LLC, Class B, (Series 2017-1A), 3.200%, 3/20/2034 (5)	863,427	855,423
Trafigura Securitisation Finance PLC, Class A1, (Series 2017-1A), 3.338% (LIBOR 1 Month + 85 basis points), 12/15/2020 (5)(7)	3,000,000	3,015,861

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Short-Term Income Fund (continued)

Description	Principal Amount	Value
Asset-Backed Securities (continued)

Other Financial (continued)
Verizon Owner Trust, Class A, (Series 2016-1A), 1.420%, 1/20/2021 (5)	$416,540	$415,994
Volvo Financial Equipment LLC, Class A4, (Series 2017-1A), 2.210%, 11/15/2021 (5)	780,000	772,358
Wells Fargo Dealer Floorplan Master Note Trust, Class A, (Series 2015-2), 3.135% (LIBOR 1 Month + 65 basis points), 1/20/2022 (7)	1,000,000	1,003,135
Westgate Resorts LLC, Class B, (Series 2018-1A), 3.580%, 12/20/2031 (5)	1,204,176	1,199,282

		12,761,139

Total Asset-Backed Securities (identified cost $48,492,316)		48,413,653

Collateralized Mortgage Obligations — 8.7%

Federal Home Loan Mortgage Corporation — 1.6%
2.000%, 1/15/2024, (Series 4295)	516,089	507,712
3.000%, 2/15/2031, (Series 4013)	1,068,468	1,090,280
3.000%, 9/15/2032, (Series 4236)	1,597,156	1,597,608
4.500%, 8/15/2039, (Series 3778)	676,555	705,421

		3,901,021

Federal National Mortgage Association — 1.2%
3.000%, 6/25/2033	1,678,283	1,675,344
3.000%, 8/25/2040, (Series 2015-15)	1,352,085	1,345,363

		3,020,707

Government National Mortgage Association — 0.4%
2.900%, 2/16/2047, (Series 2018-118)	992,094	978,180

Private Sponsor — 5.5%
Banc of America Funding Trust:
Class 1A3, (Series 2007-C), 4.590%, 5/20/2036 (7)	135,220	134,100
Class 2A1, (Series 2005-5), 5.500%, 9/25/2035	227,402	237,792
Chase Mortgage Finance Trust:
Class A1, (Series 2005-S2), 5.500%, 10/25/2035	150,350	155,051
Class A3, (Series 2006-S4), 6.000%, 12/25/2036	194,632	150,356
FREMF Mortgage Trust:
Class B, (Series 2012-K709), 3.705%, 4/25/2045 (5)(7)	1,370,000	1,367,876
Class B, (Series 2012-K710), 3.811%, 6/25/2047 (5)(7)	1,005,000	1,004,243
Class B, (Series 2013-K712), 3.358%, 5/25/2045 (5)(7)	2,085,000	2,086,478
Class B, (Series 2013-K713), 3.154%, 4/25/2046 (5)(7)	3,325,000	3,323,028
Class B, (Series 2014-K717), 3.629%, 11/25/2047 (5)(7)	1,750,000	1,768,583
Class C, (Series 2013-K35), 3.940%, 8/25/2023 (5)(7)	500,000	504,183

Description	Principal Amount	Value
Collateralized Mortgage Obligations (continued)

Private Sponsor (continued)
JP Morgan Mortgage Trust:
Class 1A5, (Series 2017-3), 3.500%, 8/25/2047 (5)(7)	$1,073,490	$1,069,757
Class 2A2, (Series 2005-S3), 5.500%, 1/25/2021	59,389	56,581
Class 3A1, (Series 2007-A2), 4.084%, 4/25/2037 (7)	13,009	11,541
Morgan Stanley Mortgage Loan Trust, Class 2A2, (Series 2004-10AR), 4.407%, 11/25/2034 (7)	236,760	240,483
OBX 2019-INV1 Trust, Class A8, (Series 2019-INV1), 4.000%, 11/25/2048 (5)(7)	1,479,377	1,502,584
Wells Fargo Mortgage Backed Securities Trust:
Class 2A4, (Series 2006-AR7), 4.339%, 5/25/2036 (7)	97,969	100,626
Class 2A4, (Series 2006-AR8), 4.618%, 4/25/2036 (7)	29,174	29,219
Class A1, (Series 2006-AR19), 4.863%, 12/25/2036 (7)	200,964	189,977

		13,932,458

Total Collateralized Mortgage Obligations (identified cost $22,064,264)		21,832,366

Commercial Mortgage Securities — 6.2%

Government National Mortgage Association — 1.5%
1.800%, 7/16/2037, (Series 2013-179)	797,362	775,330
2.100%, 4/16/2050, (Series 2016-92)	1,268,848	1,222,302
2.205%, 1/16/2044, (Series 2014-61)	770,675	759,147
2.650%, 2/16/2045, (Series 2015-33)	1,059,573	1,052,295

		3,809,074

Private Sponsor — 4.7%
BANK, Class A1, (Series 2017-BNK9), 2.322%, 11/15/2054	1,991,684	1,968,987
Citigroup Commercial Mortgage Trust, Class A1, (Series 2017-P7), 2.008%, 4/14/2050	753,841	745,947
Great Wolf Trust, Class B, (Series 2017-WOLF), 3.689% (LIBOR 1 Month + 110 basis points), 9/15/2034 (5)(7)	2,000,000	1,999,200
GS Mortgage Securities Trust, Class A4, (Series 2011-GC3), 4.753%, 3/10/2044 (5)	710,887	730,769
JPMBB Commercial Mortgage Securities Trust, Class A2, (Series 2013-C14), 3.019%, 8/15/2046	280,451	280,269
Morgan Stanley BAML Trust, Class A1, (Series 2016-C30), 1.389%, 9/15/2049	1,287,801	1,264,253
RAIT Trust, Class A, (Series 2017-FL7), 3.439% (LIBOR 1 Month + 95 basis points), 6/15/2037 (5)(7)	574,683	568,508
SLIDE, Class B, (Series 2018-FUN), 3.739% (LIBOR 1 Month + 125 basis points), 6/15/2031 (5)(7)	988,814	988,559

(See Notes which are an integral part of the Financial Statements)

February 28, 2019 (Unaudited)

Schedules of Investments

Short-Term Income Fund (continued)

Description	Principal Amount	Value
Commercial Mortgage Securities (continued)

Private Sponsor (continued)
UBS Commercial Mortgage Trust, Class A1, (Series 2017-C3), 1.935%, 8/15/2050	$1,378,276	$1,356,885
WFRBS Commercial Mortgage Trust, Class ASB, (Series 2013-C18), 3.676%, 12/15/2046	1,944,085	1,973,961

		11,877,338

Total Commercial Mortgage Securities (identified cost $15,851,531)		15,686,412

Corporate Bonds & Notes — 47.0%

Aerospace/Defense — 0.6%
General Dynamics Corp., 3.000%, 5/11/2021 (1)	750,000	753,304
United Technologies Corp., 3.100%, 6/1/2022 (1)	750,000	749,878

		1,503,182

Auto Manufacturers — 5.2%
American Honda Finance Corp.:
2.650%, 2/12/2021	1,000,000	997,446
2.908% (LIBOR 3 Month + 21 basis points), 2/12/2021 (7)	1,000,000	998,280
3.033% (LIBOR 3 Month + 34 basis points), 2/14/2020 (7)	900,000	901,432
3.450%, 7/14/2023	1,555,000	1,578,345
Ford Motor Credit Co. LLC:
2.021%, 5/3/2019	500,000	499,250
4.083% (LIBOR 3 Month + 127 basis points), 3/28/2022 (7)	1,000,000	962,993
General Motors Financial Co., Inc.:
2.450%, 11/6/2020	1,000,000	983,683
3.450%, 1/14/2022 (1)	750,000	748,720
4.064% (LIBOR 3 Month + 127 basis points), 10/4/2019 (7)	1,500,000	1,503,775
4.347% (LIBOR 3 Month + 155 basis points), 1/14/2022 (7)	750,000	749,712
Toyota Motor Corp., 3.183%, 7/20/2021	740,000	745,307
Toyota Motor Credit Corp.:
3.027% (LIBOR 3 Month + 24 basis points), 7/15/2020 (7)	1,500,000	1,501,785
3.489% (LIBOR 3 Month + 69 basis points), 1/11/2022 (7)	1,000,000	1,006,207

		13,176,935

Banks — 23.0%
Australia & New Zealand Banking Group, Ltd., 3.300%, 5/17/2021	500,000	502,220
Bank of America Corp.:
2.328% (LIBOR 3 Month + 63 basis points), 10/1/2021 (1)(7)	750,000	742,205
3.499% (LIBOR 3 Month + 63 basis points), 5/17/2022 (1)(7)	1,000,000	1,007,384
3.779% (LIBOR 3 Month + 100 basis points), 4/24/2023 (1)(7)	2,000,000	2,015,096
Branch Banking & Trust Co., 2.100%, 1/15/2020	1,200,000	1,192,047

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Banks (continued)
Canadian Imperial Bank of Commerce:
2.700%, 2/2/2021 (1)	$750,000	$747,986
3.500%, 9/13/2023 (1)	650,000	658,734
Capital One Financial Corp., 3.050%, 3/9/2022	1,000,000	996,232
Capital One NA, 3.900% (LIBOR 3 Month + 115 basis points), 1/30/2023 (1)(7)	1,000,000	1,000,238
Citigroup, Inc.:
2.350%, 8/2/2021	520,000	511,252
2.700%, 10/27/2022	1,000,000	983,169
3.731% (LIBOR 3 Month + 96 basis points), 4/25/2022 (1)(7)	1,500,000	1,510,417
Customers Bancorp, Inc., 3.950%, 6/30/2022	2,000,000	1,969,550
Eagle Bancorp, Inc., 5.000% (LIBOR 3 Month + 385 basis points), 8/1/2026 (7)	1,230,000	1,227,430
Fifth Third Bancorp, 2.875%, 7/27/2020	1,200,000	1,198,870
Goldman Sachs Group, Inc.:
2.350%, 11/15/2021 (1)	1,000,000	979,636
2.550%, 10/23/2019 (1)	1,500,000	1,496,854
Hanmi Financial Corp., 5.450% (LIBOR 3 Month + 332 basis points), 3/30/2027 (7)	2,000,000	2,038,886
Home BancShares, Inc., 5.625% (LIBOR 3 Month + 358 basis points), 4/15/2027 (7)	1,000,000	1,010,806
Huntington Bancshares, Inc.:
2.300%, 1/14/2022 (1)	1,144,000	1,117,624
3.150%, 3/14/2021	1,000,000	1,000,092
Independent Bank Group, Inc., 5.875%, 8/1/2024	1,680,000	1,712,460
KeyBank NA, 3.300%, 2/1/2022 (1)	500,000	503,497
KeyCorp, 2.900%, 9/15/2020 (1)	1,000,000	1,000,856
MB Financial Bank NA, 4.000% (LIBOR 3 Month + 187 basis points), 12/1/2027 (7)	2,000,000	1,942,363
Mitsubishi UFJ Financial Group, Inc.:
3.535%, 7/26/2021 (1)	850,000	856,178
3.761%, 7/26/2023 (1)	1,000,000	1,017,065
Morgan Stanley:
2.625%, 11/17/2021 (1)	1,250,000	1,234,479
3.941% (LIBOR 3 Month + 118 basis points), 1/20/2022 (1)(7)	645,000	652,256
National Australia Bank, Ltd.:
2.500%, 1/12/2021	1,400,000	1,386,119
2.625%, 7/23/2020	1,250,000	1,246,608
Peapack Gladstone Financial Corp., 6.000% (LIBOR 3 Month + 485 basis points), 6/30/2026 (7)	500,000	507,811
PNC Bank NA:
3.011% (LIBOR 3 Month + 25 basis points), 1/22/2021 (7)	750,000	749,264
3.500%, 6/8/2023 (1)	1,000,000	1,013,690
PNC Financial Services Group, Inc., 4.375%, 8/11/2020 (1)	950,000	969,303
Regions Bank, 3.177% (LIBOR 3 Month + 38 basis points), 4/1/2021 (1)(7)	1,000,000	991,460

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Short-Term Income Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Banks (continued)
Renasant Corp., 5.000% (LIBOR 3 Month + 384 basis points), 9/1/2026 (7)	$825,000	$812,490
Royal Bank of Canada:
2.750%, 2/1/2022 (1)	400,000	399,091
3.061% (LIBOR 3 Month + 30 basis points), 7/22/2020 (7)	1,000,000	1,001,219
State Street Corp., 1.950%, 5/19/2021	1,000,000	979,652
SunTrust Bank:
2.250%, 1/31/2020 (1)	1,000,000	994,254
3.502% (LIBOR 3 Month + 59 basis points), 8/2/2022 (1)(7)	750,000	755,449
3.689% (LIBOR 3 Month + 74 basis points), 8/2/2024 (1)(7)	700,000	708,862
Toronto-Dominion Bank:
2.125%, 4/7/2021	1,000,000	982,553
2.900% (LIBOR 3 Month + 15 basis points), 8/7/2020 (7)	2,000,000	2,000,829
Towne Bank, 4.500% (LIBOR 3 Month + 255 basis points), 7/30/2027 (7)	2,000,000	2,003,767
U.S. Bank NA:
2.050%, 10/23/2020 (1)	1,450,000	1,432,020
2.780% (FEDL 1 Month + 38 basis points), 1/30/2020 (7)	1,000,000	1,000,203
United Community Bank, 4.500% (LIBOR 3 Month + 212 basis points), 1/30/2028 (7)	1,000,000	987,646
Wells Fargo & Co.:
2.625%, 7/22/2022 (1)	1,000,000	982,421
3.889% (LIBOR 3 Month + 111 basis points), 1/24/2023 (1)(7)	1,000,000	1,009,356
Westpac Banking Corp.:
2.500%, 6/28/2022 (1)	500,000	490,623
2.800%, 1/11/2022 (1)	1,000,000	991,864
3.111% (LIBOR 3 Month + 34 basis points), 1/25/2021 (7)	750,000	749,800

		57,972,236

Biotechnology — 0.6%
Amgen, Inc., 2.200%, 5/22/2019	1,450,000	1,448,417

Chemicals — 0.2%
DowDuPont, Inc., 3.766%, 11/15/2020	425,000	430,254

Computers — 0.6%
Dell International LLC, 4.420%, 6/15/2021 (5)	1,000,000	1,018,725
IBM Credit LLC, 3.450%, 11/30/2020	550,000	555,282

		1,574,007

Cosmetics/Personal Care — 0.8%
Colgate-Palmolive Co., 2.250%, 11/15/2022	1,300,000	1,278,140
Procter & Gamble Co., 2.150%, 8/11/2022 (1)	775,000	760,398

		2,038,538

Diversified Financial Services — 2.0%
American Express Credit Corp.:
2.375%, 5/26/2020	1,000,000	993,654
2.700%, 3/3/2022 (1)	1,500,000	1,492,468
2.600%, 9/14/2020 (1)	750,000	746,507

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Diversified Financial Services (continued)
Capital One Financial Corp., 3.200%, 1/30/2023	$500,000	$493,031
National Rural Utilities Cooperative Finance Corp., 1.500%, 11/1/2019	1,285,000	1,274,447

		5,000,107

Electric — 0.5%
American Electric Power Co., Inc., 2.150%, 11/13/2020	750,000	740,010
NextEra Energy Capital Holdings, Inc., 2.300%, 4/1/2019	500,000	499,878

		1,239,888

Healthcare-Services — 0.2%
Anthem, Inc., 2.500%, 11/21/2020 (1)	600,000	594,768

Insurance — 0.2%
Allstate Corp., 3.233% (LIBOR 3 Month + 43 basis points), 3/29/2021 (7)	500,000	497,363

Machinery-Construction & Mining — 1.5%
Caterpillar Financial Services Corp.:
3.150%, 9/7/2021 (1)	775,000	780,375
3.293% (LIBOR 3 Month + 51 basis points), 1/10/2020 (7)	1,000,000	1,003,892
3.450%, 5/15/2023	2,110,000	2,141,008

		3,925,275

Machinery-Diversified — 0.9%
John Deere Capital Corp.:
2.800%, 3/6/2023 (1)	750,000	748,492
3.200%, 1/10/2022	1,500,000	1,516,563

		2,265,055

Media — 1.4%
Comcast Corp., 3.300%, 10/1/2020	1,000,000	1,006,947
Discovery Communications LLC, 2.200%, 9/20/2019	2,000,000	1,990,493
Walt Disney Co., 1.950%, 3/4/2020 (1)	500,000	496,614

		3,494,054

Oil & Gas — 1.7%
BP Capital Markets PLC, 2.500%, 11/6/2022 (1)	1,250,000	1,227,981
Chevron Corp., 1.961%, 3/3/2020	1,000,000	993,709
Exxon Mobil Corp., 2.397%, 3/6/2022 (1)	850,000	842,448
Phillips 66, 3.246% (LIBOR 3 Month + 60 basis points), 2/26/2021 (7)	1,200,000	1,199,355

		4,263,493

Pharmaceuticals — 1.6%
AbbVie, Inc., 3.750%, 11/14/2023 (1)	500,000	505,574
CVS Health Corp., 3.350%, 3/9/2021	1,500,000	1,505,090
Express Scripts Holding Co., 2.250%, 6/15/2019	1,000,000	998,032
Novartis Capital Corp., 1.800%, 2/14/2020 (1)	1,000,000	992,098

		4,000,794

(See Notes which are an integral part of the Financial Statements)

February 28, 2019 (Unaudited)

Schedules of Investments

Short-Term Income Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Retail — 1.2%
Lowe’s Cos., Inc., 3.187% (LIBOR 3 Month + 42 basis points), 9/10/2019 (7)	$815,000	$816,157
Walmart, Inc., 3.400%, 6/26/2023	2,275,000	2,320,632

		3,136,789

Savings & Loans — 1.2%
Flagstar Bancorp, Inc., 6.125%, 7/15/2021	1,000,000	1,037,279
New York Community Bancorp, Inc., 5.900% (LIBOR 3 Month + 278 basis points), 11/6/2028 (7)	2,000,000	2,011,922

		3,049,201

Semiconductors — 0.4%
Intel Corp., 2.450%, 7/29/2020	1,000,000	997,577

Software — 0.4%
Microsoft Corp., 1.850%, 2/6/2020	1,000,000	992,813

Telecommunications — 2.4%
AT&T, Inc.:
2.450%, 6/30/2020	500,000	496,742
3.000%, 2/15/2022 (1)	1,000,000	995,764
3.438% (LIBOR 3 Month + 65 basis points), 1/15/2020 (7)	1,500,000	1,505,536
Cisco Systems, Inc., 2.125%, 3/1/2019	1,500,000	1,500,000
Verizon Communications, Inc.:
3.125%, 3/16/2022	400,000	401,802
3.450%, 3/15/2021 (1)	500,000	505,653
3.788% (LIBOR 3 Month + 100 basis points), 3/16/2022 (1)(7)	750,000	759,066

		6,164,563

Transportation — 0.4%
Union Pacific Corp., 2.950%, 3/1/2022	1,000,000	1,000,725

Total Corporate Bonds & Notes (identified cost $118,749,053)		118,766,034

Mutual Funds — 0.4%
Eaton Vance Institutional Senior Loan Fund, Open-end Cayman Islands Exempted Co. (8)	110,732	992,162

Total Mutual Funds (identified cost $995,329)		992,162

U.S. Government & U.S. Government Agency Obligations — 8.4%

Federal Home Loan Mortgage Corporation — 0.4%
2.375%, 2/16/2021	$1,000,000	996,838

Federal National Mortgage Association — 1.5%
1.500%, 6/22/2020	1,000,000	986,490
1.750%, 11/26/2019	1,750,000	1,740,149
2.500%, 4/13/2021	1,000,000	999,431

		3,726,070

U.S. Treasury Bonds & Notes — 6.5%
1.000%, 9/30/2019	1,500,000	1,486,787
1.375%, 10/31/2020 (1)	2,000,000	1,961,953

Description	Shares or Principal Amount	Value
U.S. Government & U.S. Government Agency Obligations (continued)

U.S. Treasury Bonds & Notes (continued)
1.875%, 2/28/2022	$1,000,000	$982,383
2.000%, 5/31/2021	1,500,000	1,483,506
2.125%, 12/31/2022	2,000,000	1,972,187
2.250%, 3/31/2021	1,200,000	1,193,531
2.375%, 4/15/2021	2,000,000	1,994,102
2.500%, 5/15/2024	2,500,000	2,495,068
2.625%, 7/15/2021	1,000,000	1,002,813
2.750%, 8/15/2021	2,000,000	2,011,875

		16,584,205

Total U.S. Government & U.S. Government Agency Obligations (identified cost $21,299,711)		21,307,113

U.S. Government Agency-Mortgage Securities — 1.6%

Federal National Mortgage Association — 0.8%
2.490%, 11/1/2020	987,852	985,894
3.500%, 4/1/2026	83,688	85,098
4.000%, 11/1/2031	369,446	381,084
5.500%, 11/1/2033	102,787	111,672
5.500%, 2/1/2034	76,971	83,855
5.500%, 8/1/2037	175,535	191,215
9.500%, 1/1/2025	571	571
10.000%, 7/1/2020	3,241	3,260

		1,842,649

Government National Mortgage Association — 0.0%
7.500%, 8/15/2037	12,815	13,069
9.000%, 12/15/2019	366	366

		13,435

Sovereign — 0.8%
3.000%, 12/9/2022 (1)	2,000,000	2,033,574

Total U.S. Government Agency-Mortgage Securities
(identified cost $3,887,057)		3,889,658

Short-Term Investments — 20.0%

Certificates of Deposit — 3.1%
Bank of Nova Scotia:
2.870% (U.S. Federal Funds Effective Rate (continuous series) + 47 basis points), 12/12/2019 (7)	350,000	349,907
3.044% (LIBOR 3 Month + 22 basis points), 12/23/2019 (7)	750,000	749,627
Canadian Imperial Bank of Commerce, 3.115% (LIBOR 3 Month + 32 basis points), 7/5/2019 (7)	750,000	750,408
Mizuho Bank, Ltd., 3.202% (LIBOR 3 Month + 38 basis points), 6/25/2020 (7)	1,000,000	999,473
MUFG Bank, Ltd., 3.197% (LIBOR 3 Month + 46 basis points), 2/4/2021 (7)	1,500,000	1,500,000
Sumitomo Mitsui Banking Corp.:
3.118% (LIBOR 3 Month + 38 basis points), 8/2/2019 (7)	1,000,000	999,701
3.144% (LIBOR 3 Month + 46 basis points), 5/15/2019 (7)	1,300,000	1,299,776
3.199% (LIBOR 3 Month + 42 basis points), 7/24/2020 (7)	1,250,000	1,250,000

		7,898,892

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Short-Term Income Fund (continued)

Description	Shares or Principal Amount	Value
Short-Term Investments (continued)

Collateral Pool Investments for Securities on Loan — 11.8%
Collateral pool allocation (3)		$29,843,111

Commercial Paper — 1.4%
Mondelez International, Inc., 3.050%, 4/8/2019	2,000,000	1,993,561
Walgreens Boots Alliance, Inc., 3.000%, 4/22/2019	1,500,000	1,493,500

		3,487,061

Mutual Funds — 3.7%
BMO Institutional Prime Money Market Fund — Premier Class, 2.433% (4)	9,366,397	9,367,334

Total Short-Term Investments (identified cost $50,595,643)		50,596,398

Total Investments — 111.5% (identified cost $281,934,904)		281,483,796
Other Assets and Liabilities — (11.5)%		(28,979,286)

Total Net Assets — 100.0%		$252,504,510

Intermediate Tax-Free Fund*

Description	Principal Amount	Value
Municipals — 97.9%

Alabama — 2.2%
Health Care Authority for Baptist Health, 2.220, 11/01/2042 (7)	$8,175,000	$8,175,000
Southeast Alabama Gas Supply District, 2.531, (LIBOR 1 Month), 6/01/2024, Call 3/1/2024 (7)	7,000,000	6,905,640
Other Securities	22,365,000	24,040,999

		39,121,639

Alaska — 0.5%
Other Securities	8,040,000	8,901,326

Arizona — 2.5%
State of Arizona, AGM, 5.250, 10/01/2024, Call 10/1/2019	5,000,000	5,104,550
Other Securities	36,170,000	38,201,868

		43,306,418

Arkansas — 1.3%
Arkansas Development Finance Authority, 2.210, 9/01/2044, Call 3/1/2019 (7)	5,450,000	5,450,000
Other Securities	16,070,000	17,031,353

		22,481,353

California — 6.1%
Bay Area Toll Authority, 2.990, (SIFMA Municipal Swap Index Yield), 4/01/2027, Call 10/1/2026 (7)	5,000,000	5,170,400
San Francisco City & County Airport Comm-San Francisco International Airport, 5.000, 5/01/2044, Call 5/1/2029 (9)	5,500,000	6,246,130
Other Securities	100,740,000	95,676,129

		107,092,659

Description	Principal Amount	Value
Municipals (continued)

Colorado — 4.1%
Adams & Arapahoe Joint School District 28J Aurora, SAW, 5.000, 12/01/2031, Call 12/1/2026	$5,000,000	$5,893,150
City & County of Denver, 5.000, 8/01/2041, Call 8/1/2026	8,000,000	9,020,320
City & County of Denver Airport System Revenue
5.000%, 11/15/2029, Call 11/15/2027	4,945,000	5,831,540
5.000%, 11/15/2030, Call 11/15/2027	5,010,000	5,862,351

		11,693,891
Tender Option Bond Trust Receipts/Certificates, 2.040, 12/01/2043, Call 12/1/2028 (5)(7)	9,190,000	9,190,000
Other Securities	33,720,000	36,260,920

		72,058,281

Connecticut — 0.9%
Other Securities	14,520,000	16,325,429

Delaware — 0.4%
Other Securities	6,985,000	7,597,446

District of Columbia — 0.4%
Other Securities	6,365,000	7,004,756

Florida — 4.8%
County of Orange Sales Tax Revenue, 5.000, 1/01/2027, Call 1/1/2022	5,810,000	6,319,479
Sarasota County Public Hospital District, 5.000, 7/01/2041, Call 7/1/2028	5,000,000	5,596,450
Other Securities	67,465,000	72,623,801

		84,539,730

Georgia — 4.1%
Main Street Natural Gas, Inc., 2.431, (LIBOR 1 Month), 9/01/2023, Call 6/1/2023 (7)	7,000,000	6,940,220
Other Securities	60,960,000	65,421,923

		72,362,143

Guam — 0.1%
Other Securities	2,310,000	2,501,121

Hawaii — 0.1%
Other Securities	1,000,000	1,130,565

Idaho — 0.1%
Other Security	1,000,000	1,137,970

Illinois — 17.1%
Chicago Board of Education, 2.190, 3/01/2034, Call 3/1/2019 (5)(7)	10,000,000	10,000,000
City of Chicago, 6.000, 1/01/2038, Call 1/1/2027	10,000,000	11,253,100
Cook County Community Unit School District No 401 Elmwood Park, 2.375, 12/01/2028, Call 3/12/2019 (7)	5,000,000	5,094,600
Illinois Finance Authority
5.000%, 5/15/2043, Call 11/15/2028	5,000,000	5,541,750

(See Notes which are an integral part of the Financial Statements)

February 28, 2019 (Unaudited)

Schedules of Investments

Intermediate Tax-Free Fund* (continued)

Description	Principal Amount	Value
Municipals (continued)

Illinois (continued)
5.000%, 1/01/2044, Call 1/1/2028	$5,000,000	$5,406,000

		10,947,750
Illinois State Toll Highway Authority, 5.000, 12/01/2032, Call 1/1/2026	7,790,000	8,845,545
Sales Tax Securitization Corp., 5.250, 1/01/2043, Call 1/1/2029	5,000,000	5,607,000
State of Illinois
5.000%, 11/01/2025	7,000,000	7,576,800
5.000%, 2/01/2027	5,000,000	5,426,350
5.000%, 10/01/2028	4,700,000	5,116,044
5.000%, 6/15/2034, Call 6/15/2028	5,000,000	5,432,650

		23,551,844
Other Securities	212,636,585	225,171,832

		300,471,671

Indiana — 2.0%
Other Securities	32,830,000	34,616,647

Iowa — 0.5%
Other Securities	7,705,000	8,120,191

Kansas — 0.2%
Other Securities	2,800,000	2,936,149

Kentucky — 1.2%
Other Securities	19,720,000	21,622,287

Louisiana — 1.3%
Other Securities	21,935,000	23,240,499

Maine — 0.6%
Other Securities	10,200,000	10,870,662

Maryland — 0.4%
Other Securities	7,305,000	7,640,568

Massachusetts — 1.5%
Massachusetts Bay Transportation Authority, 5.000, 7/01/2046, Call 7/1/2027	4,465,000	5,047,459
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, 5.000, 1/01/2023, Call 1/1/2023 (7)	5,000,000	5,579,200
Other Securities	14,650,000	16,014,967

		26,641,626

Michigan — 3.7%
Other Securities	59,860,000	65,745,263

Minnesota — 0.3%
Other Securities	4,584,421	4,690,015

Mississippi — 0.6%
Other Securities	9,290,000	10,440,009

Missouri — 1.6%
Other Securities	26,755,000	28,303,618

Nebraska — 0.3%
Other Securities	5,620,000	5,996,691

Description	Principal Amount	Value
Municipals (continued)

Nevada — 0.9%
Las Vegas Valley Water District, 5.000, 6/01/2028, Call 6/1/2022	$5,115,000	$5,608,086
Other Securities	9,380,000	10,321,212

		15,929,298

New Hampshire — 0.0%
Other Security	675,000	689,087

New Jersey — 3.9%
New Jersey Higher Education Student Assistance Authority, 4.875, 12/01/2024, Call 12/1/2019	5,060,000	5,166,361
New Jersey Transportation Trust Fund Authority
New Jersey Transportation Trust Fund Authority, 5.000, 6/15/2032, Call 12/15/2024	5,000,000	5,368,400
BAM TCRs
5.000%, 6/15/2028, Call 6/15/2022	5,000,000	5,371,200
5.250%, 6/15/2033, Call 6/15/2023	5,635,000	6,143,559

		16,883,159
Other Securities	43,355,000	46,438,164

		68,487,684

New Mexico — 0.8%
New Mexico Municipal Energy Acquisition Authority, 2.431, (LIBOR 1 Month), 8/01/2019, Call 3/21/2019 (7)	10,000,000	10,002,100
Other Securities	3,241,742	3,306,151

		13,308,251

New York — 5.6%
Long Island Power Authority, 2.506, (LIBOR 1 Month), 10/01/2023, Call 10/1/2022 (7)	5,000,000	5,017,150
Metropolitan Transportation Authority, 4.000, 2/03/2020	5,000,000	5,094,550
New York City Transitional Finance Authority Future Tax Secured Revenue
5.000%, 11/01/2024, Call 11/1/2022	5,715,000	6,384,226
5.000%, 8/01/2036, Call 8/1/2028	5,555,000	6,499,350

		12,883,576
New York State Dormitory Authority, 5.000, 3/15/2027, Call 3/15/2022	7,555,000	8,236,008
Other Securities	60,265,862	66,292,852

		97,524,136

North Carolina — 0.6%
Other Securities	10,415,000	11,262,455

North Dakota — 1.5%
Other Securities	25,085,000	26,257,774

Ohio — 3.2%
Other Securities	52,620,000	56,353,847

Oklahoma — 0.7%
Other Securities	11,005,000	11,661,761

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Intermediate Tax-Free Fund* (continued)

Description	Principal Amount	Value
Municipals (continued)

Oregon — 0.7%
Other Securities	$12,195,000	$12,513,646

Pennsylvania — 2.7%
Pennsylvania Turnpike Commission
2.720%, (SIFMA Municipal Swap Index Yield), 12/01/2021, Call 6/1/2021 (7)	5,000,000	5,050,250
5.000%, 6/01/2042, Call 6/1/2027	5,450,000	5,938,156

		10,988,406
Other Securities	33,430,000	35,915,364

		46,903,770

Rhode Island — 0.5%
Other Securities	7,940,000	8,279,276

South Carolina — 1.6%
Patriots Energy Group Financing Agency, 2.541, (LIBOR 1 Month), 2/01/2024, Call 11/1/2023 (7)	8,000,000	8,003,120
Other Securities	19,075,000	20,402,234

		28,405,354

South Dakota — 0.8%
Other Securities	12,530,000	13,318,947

Tennessee — 1.5%
Knox County Health Educational & Housing Facility Board, 5.000, 1/01/2042, Call 1/1/2027	5,815,000	6,371,961
Tennessee Energy Acquisition Corp., 5.000, 2/01/2023	5,310,000	5,797,086
Other Securities	14,045,000	14,614,998

		26,784,045

Texas — 6.6%
City of Houston Airport System Revenue, 5.000, 7/01/2038, Call 7/1/2028	5,000,000	5,767,200
Dallas/Fort Worth International Airport, 5.000, 11/01/2032, Call 11/1/2020	5,000,000	5,233,350
Mission Economic Development Corp., 2.150, 4/01/2019 (7)	7,800,000	7,800,858
North Texas Tollway Authority, 5.000, 1/01/2048, Call 1/1/2028	5,000,000	5,596,950
Other Securities	85,520,000	92,156,027

		116,554,385

U. S. Virgin Islands — 0.2%
Other Securities	3,320,000	3,559,022

Utah — 0.7%
Other Securities	10,510,000	11,415,402

Vermont — 0.1%
Other Securities	1,040,000	1,076,618

Virginia — 0.7%
Other Securities	11,985,000	12,892,107

Washington — 1.9%
FYI Properties, 5.000, 6/01/2031, Call 6/1/2028 (9)	5,000,000	5,989,800

Description	Principal Amount	Value
Municipals (continued)

Washington (continued)
Spokane County School District No 81 Spokane, School Bond Gty, 5.000, 12/01/2036, Call 6/1/2029	$5,000,000	$5,957,950
Other Securities	19,460,000	21,238,891

		33,186,641

West Virginia — 0.3%
Other Securities	5,415,000	5,933,168

Wisconsin — 3.4%
Wisconsin Health & Educational Facilities Authority, 5.000, 8/15/2032, Call 8/15/2022	5,000,000	5,544,800
Other Securities	54,550,000	53,800,290

		59,345,090

Wyoming — 0.1%
Other Security	1,000,000	1,064,890

Total Municipals (identified cost $1,673,499,114)		1,719,603,386

Short-Term Investments — 0.3%

Repurchase Agreements — 0.0%
Other Security	388,167	388,167

Short-Term Municipals — 0.3%

Florida — 0.3%
Other Security	5,000,000	5,000,000

Total Short-Term Investments (identified cost $5,388,166)		5,388,167

Total Investments — 98.2% (identified cost $1,678,887,280)		1,724,991,553
Other Assets — 1.8%		31,724,509

Net Assets — 100.0%		$1,756,716,062

Strategic Income Fund

Description	Principal Amount	Value
Asset-Backed Securities — 2.8%

Automobiles — 2.5%
CarMax Auto Owner Trust, Class B, (Series 2018-3), 3.440%, 3/15/2024	$1,000,000	$1,006,742
Honda Auto Receivables Owner Trust, Class A3, (Series 2018-3), 2.950%, 8/22/2022	1,000,000	1,003,773

		2,010,515

Federal Home Loan Mortgage Corporation — 0.3%
2.620% (LIBOR 1 Month + 13 basis points), 8/25/2031, (Series T-32) (7)	197,293	196,483

Total Asset-Backed Securities (identified cost $2,197,074)		2,206,998

Collateralized Mortgage Obligations — 11.0%

Federal National Mortgage Association — 0.5%
2.890% (LIBOR 1 Month + 40 basis points), 4/25/2034, (Series 2004-25) (7)	138,282	138,641
4.000%, 3/25/2041, (Series 2012-21)	233,561	240,129

		378,770

(See Notes which are an integral part of the Financial Statements)

February 28, 2019 (Unaudited)

Schedules of Investments

Strategic Income Fund (continued)

Description	Principal Amount	Value
Collateralized Mortgage Obligations (continued)

Private Sponsor — 10.5%
Alternative Loan Trust, Class 1A1, (Series 2004-24CB), 6.000%, 11/25/2034	$665,396	$672,970
Banc of America Funding Trust, Class 2A1, (Series 2005-5), 5.500%, 9/25/2035	227,402	237,792
Chase Mortgage Finance Trust:
Class 7A1, (Series 2007-A2), 3.615%, 7/25/2037 (7)	384,334	342,581
Class A1, (Series 2005-S2), 5.500%, 10/25/2035	451,050	465,152
ChaseFlex Trust , Class 4A3, (Series 2005-2), 6.000%, 5/25/2020	44,470	41,905
GSR Mortgage Loan Trust, Class 2A4, (Series 2007-1F), 5.500%, 1/25/2037	115,703	123,199
Morgan Stanley Mortgage Loan Trust, Class 2A2, (Series 2004-10AR), 4.407%, 11/25/2034 (7)	436,817	443,686
Residential Asset Securitization Trust, Class A4, (Series 2005-A8CB), 5.500%, 7/25/2035	658,162	567,973
RFMSI Series Trust, Class A2, (Series 2006-S4), 6.000%, 4/25/2036	437,086	427,899
Structured Adjustable Rate Mortgage Loan Trust, Class 1A2, (Series 2004-18), 4.234%, 12/25/2034 (7)	479,560	464,892
Wells Fargo Mortgage Backed Securities Trust:
Class 1A2, (Series 2006-6), 5.750%, 5/25/2036	259,960	252,869
Class 1A9, (Series 2007-8), 6.000%, 7/25/2037	2,204,777	2,178,046
Class 2A6, (Series 2007-8), 6.000%, 7/25/2037	567,204	559,894
Class A1, (Series 2006-AR19), 4.863%, 12/25/2036 (7)	531,347	502,300
Class A1, (Series 2007-15), 6.000%, 11/25/2037	456,987	455,407
Class A6, (Series 2007-7), 6.000%, 6/25/2037	283,748	285,275
Class A8, (Series 2007-11), 6.000%, 8/25/2037	326,831	326,035

		8,347,875

Total Collateralized Mortgage Obligations (identified cost $8,733,307)		8,726,645

Commercial Mortgage Securities — 5.3%

Private Sponsor — 5.3%
BANK, Class A4, (Series 2018-BN15), 4.407%, 11/15/2061	750,000	801,703
BENCHMARK Mortgage Trust, Class A4, (Series 2018-B7), 4.510%, 5/15/2053	1,250,000	1,349,913
UBS-Barclays Commercial Mortgage Trust, Class B, (Series 2013-C6), 3.875%, 4/10/2046 (5)(7)	2,000,000	2,019,448

		4,171,064

Total Commercial Mortgage Securities (identified cost $4,087,805)		4,171,064

Description	Principal Amount	Value
Corporate Bonds & Notes — 67.8%

Agriculture — 1.9%
Altria Group, Inc., 5.950%, 2/14/2049	$500,000	$501,190
Bunge, Ltd. Finance Corp., 4.350%, 3/15/2024	1,000,000	990,979

		1,492,169

Auto Manufacturers — 2.0%
Daimler Finance North America LLC, 2.000%, 7/6/2021 (5)	1,250,000	1,211,266
Ford Motor Credit Co. LLC, 4.134%, 8/4/2025	445,000	407,145

		1,618,411

Auto Parts & Equipment — 1.2%
Allison Transmission, Inc., 4.750%, 10/1/2027 (5)	1,000,000	962,500

Banks — 1.9%
Australia & New Zealand Banking Group, Ltd., 4.500%, 3/19/2024 (1)(5)	500,000	509,486
Banco Nacional de Costa Rica, 6.250%, 11/1/2023 (5)	1,000,000	1,003,125

		1,512,611

Chemicals — 4.5%
Braskem Netherlands Finance BV, 4.500%, 1/10/2028 (5)	500,000	493,125
CF Industries, Inc., 3.450%, 6/1/2023 (1)	450,000	437,062
Mexichem SAB de C.V., 5.500%, 1/15/2048 (5)	1,000,000	924,900
OCP SA, 4.500%, 10/22/2025 (5)	750,000	745,772
Starfruit Finco BV, 8.000%, 10/1/2026 (1)(5)	500,000	497,500
Syngenta Finance NV, 4.892%, 4/24/2025 (5)	500,000	499,730

		3,598,089

Commercial Services — 3.1%
Hertz Corp., 5.875%, 10/15/2020 (1)	500,000	500,000
Refinitiv US Holdings, Inc., 8.250%, 11/15/2026 (1)(5)	750,000	735,703
United Rentals North America, Inc., 5.500%, 5/15/2027 (1)	750,000	751,875
Weight Watchers International, Inc., 8.625%, 12/1/2025 (1)(5)	500,000	465,625

		2,453,203

Computers — 0.9%
Seagate HDD Cayman, 4.875%, 6/1/2027 (1)	750,000	700,509

Cosmetics/Personal Care — 0.9%
Coty, Inc., 6.500%, 4/15/2026 (1)(5)	750,000	724,650

Diversified Financial Services — 1.1%
Ally Financial, Inc., 5.750%, 11/20/2025	400,000	425,500
GE Capital International Funding Co. Unlimited Co., 3.373%, 11/15/2025	500,000	481,680

		907,180

Electric — 0.6%
Abu Dhabi National Energy Co. PJSC, 4.375%, 4/23/2025 (5)	500,000	510,715

Food — 2.8%
Albertsons Cos. LLC, 5.750%, 3/15/2025 (1)	500,000	477,500

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Strategic Income Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Food (continued)
Dean Foods Co., 6.500%, 3/15/2023 (1)(5)	$1,000,000	$756,250
Minerva Luxembourg SA, 6.500%, 9/20/2026 (1)(5)	500,000	486,250
Post Holdings, Inc., 5.000%, 8/15/2026 (5)	500,000	483,125

		2,203,125

Forest Products & Paper — 1.0%
Suzano Austria GmbH, 7.000%, 3/16/2047 (5)	750,000	824,250

Healthcare-Products — 1.0%
Mallinckrodt International Finance SA, 4.875%, 4/15/2020 (1)(5)	750,000	750,075

Healthcare-Services — 1.8%
Catalent Pharma Solutions, Inc., 4.875%, 1/15/2026 (1)(5)	634,000	630,830
Centene Corp., 6.125%, 2/15/2024 (1)	750,000	786,094

		1,416,924

Home Builders — 1.1%
Beazer Homes USA, Inc., 5.875%, 10/15/2027 (1)	1,000,000	877,500

Home Furnishings — 0.8%
Whirlpool Corp., 4.750%, 2/26/2029	650,000	651,673

Internet — 0.6%
Netflix, Inc., 4.875%, 4/15/2028	500,000	488,125

Iron/Steel — 0.3%
United States Steel Corp., 6.875%, 8/15/2025 (1)	250,000	247,500

Media — 4.1%
Altice Finco SA, 7.625%, 2/15/2025 (5)	800,000	719,000
CBS Corp., 3.375%, 3/1/2022	500,000	498,805
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (1)(5)	750,000	754,688
Time Warner Cable LLC, 4.500%, 9/15/2042	1,000,000	841,998
Viacom, Inc., 4.375%, 3/15/2043	500,000	429,954

		3,244,445

Mining — 3.6%
Glencore Funding LLC, 4.625%, 4/29/2024 (5)	500,000	510,101
Hudbay Minerals, Inc., 7.250%, 1/15/2023 (1)(5)	750,000	776,100
Kinross Gold Corp.:
4.500%, 7/15/2027	825,000	774,469
6.875%, 9/1/2041	750,000	757,500

		2,818,170

Miscellaneous Manufacturing — 1.6%
Trinity Industries, Inc., 4.550%, 10/1/2024 (1)	1,300,000	1,243,459

Oil & Gas — 7.2%
Aker BP ASA, 6.000%, 7/1/2022 (1)(5)	250,000	257,550
Diamond Offshore Drilling, Inc., 7.875%, 8/15/2025	750,000	712,500
Ecopetrol SA, 5.875%, 5/28/2045 (1)	500,000	506,025

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Oil & Gas (continued)
Ensco PLC:
4.500%, 10/1/2024 (1)	$1,000,000	$778,700
5.200%, 3/15/2025 (1)	250,000	193,125
PBF Holding Co. LLC, 7.250%, 6/15/2025	750,000	772,875
Petroleos Mexicanos:
5.350%, 2/12/2028 (1)	1,000,000	895,000
5.500%, 6/27/2044	500,000	395,900
W&T Offshore, Inc., 9.750%, 11/1/2023 (5)	500,000	497,500
Whiting Petroleum Corp., 6.625%, 1/15/2026 (1)	750,000	738,750

		5,747,925

Oil & Gas Services — 0.5%
Nine Energy Service, Inc., 8.750%, 11/1/2023 (5)	400,000	402,000

Pharmaceuticals — 3.2%
Mylan, Inc., 5.200%, 4/15/2048	700,000	596,795
Teva Pharmaceutical Finance Netherlands III BV:
4.100%, 10/1/2046 (1)	1,300,000	942,093
6.000%, 4/15/2024 (1)	1,000,000	1,013,550

		2,552,438

Pipelines — 1.9%
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/2027 (1)	625,000	639,062
Sunoco Logistics Partners Operations LP, 5.400%, 10/1/2047	900,000	864,956

		1,504,018

Private Equity — 1.0%
Icahn Enterprises LP, 5.875%, 2/1/2022 (1)	750,000	761,250

Real Estate Investment Trusts — 1.8%
GEO Group, Inc., 5.125%, 4/1/2023	1,000,000	953,750
SBA Communications Corp., 4.875%, 9/1/2024 (1)	500,000	501,250

		1,455,000

Retail — 3.4%
Beacon Roofing Supply, Inc., 4.875%, 11/1/2025 (1)(5)	450,000	420,609
Hot Topic, Inc., 9.250%, 6/15/2021 (5)	294,000	295,470
L Brands, Inc.:
6.950%, 3/1/2033 (1)	1,000,000	800,000
7.600%, 7/15/2037	500,000	397,500
New Red Finance, Inc., 4.250%, 5/15/2024 (1)(5)	250,000	244,063
Party City Holdings, Inc., 6.125%, 8/15/2023 (1)(5)	500,000	508,125

		2,665,767

Semiconductors — 0.6%
Marvell Technology Group, Ltd., 4.875%, 6/22/2028	500,000	503,887

Software — 0.9%
VMware, Inc., 3.900%, 8/21/2027 (1)	750,000	700,838

Sovereign — 5.0%
Angolan Government International Bond, 8.250%, 5/9/2028 (5)	500,000	521,932
Argentine Republic Government International Bond, 5.875%, 1/11/2028	250,000	195,938

(See Notes which are an integral part of the Financial Statements)

February 28, 2019 (Unaudited)

Schedules of Investments

Strategic Income Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Sovereign (continued)
Costa Rica Government International Bond, 5.625%, 4/30/2043 (5)	$800,000	$682,800
Export Credit Bank of Turkey, 5.000%, 9/23/2021 (5)	450,000	439,192
Indonesia Asahan Aluminium Persero PT, 5.710%, 11/15/2023 (5)	500,000	528,492
Ivory Coast Government International Bond, 6.125%, 6/15/2033 (5)	750,000	697,950
Oman Sovereign Sukuk SAOC, 4.397%, 6/1/2024 (5)	500,000	472,446
Zambia Government International Bond, 8.970%, 7/30/2027 (5)	500,000	406,313

		3,945,063

Telecommunications — 2.7%
CommScope, Inc., 5.500%, 6/15/2024 (1)(5)	1,000,000	963,750
Sprint Communications, Inc., 6.000%, 11/15/2022 (1)	500,000	508,500
Turk Telekomunikasyon AS, 4.875%, 6/19/2024 (5)	750,000	699,309

		2,171,559

Toys/Games/Hobbies — 0.9%
Mattel, Inc., 2.350%, 8/15/2021	750,000	704,062

Transportation — 0.3%
Asciano Finance, Ltd., 4.625%, 9/23/2020 (5)	250,000	253,124

Trucking & Leasing — 1.6%
Aviation Capital Group LLC, 3.576% (LIBOR 3 Month + 95 basis points), 6/1/2021 (5)(7)	500,000	499,635
Fly Leasing, Ltd., 6.375%, 10/15/2021	750,000	757,500

		1,257,135

Total Corporate Bonds & Notes (identified cost $55,551,146)		53,869,349

U.S. Government & U.S. Government Agency Obligations — 0.0%

U.S. Treasury Bonds & Notes — 0.0%
0.750%, 7/15/2028	3,413	3,421

Total U.S. Government & U.S. Government Agency Obligations (identified cost $3,406)		3,421

U.S. Government Agency-Mortgage Securities — 10.3%

Federal Home Loan Mortgage Corporation — 2.4%
3.500%, 4/1/2042	68,916	69,579
4.000%, 12/1/2040	317,355	326,729
4.500%, 9/1/2031	305,087	319,329
4.500%, 7/1/2040	23,813	25,084
4.500%, 11/1/2040	684,943	720,821
5.000%, 12/1/2022	56,257	58,254
5.000%, 1/1/2040	198,958	213,170
5.500%, 10/1/2021	49,740	50,720
5.500%, 7/1/2035	41,190	44,752
6.000%, 12/1/2036	18,679	20,514
6.000%, 12/1/2037	4,827	5,206
7.500%, 4/1/2024	19,621	21,036

Description	Shares or Principal Amount	Value
U.S. Government Agency-Mortgage Securities (continued)

Federal Home Loan Mortgage Corporation (continued)
7.500%, 4/1/2027	$14,138	$15,975
8.000%, 8/1/2030	16,085	19,093
8.500%, 9/1/2024	12,223	13,147
9.000%, 6/1/2019	5	5
9.500%, 2/1/2025	2,363	2,382

		1,925,796

Federal National Mortgage Association — 7.6%
3.000%, 8/1/2032	178,631	177,583
3.500%, 7/1/2032	346,285	351,845
3.500%, 7/1/2038	716,985	724,088
4.000%, 11/1/2031	615,744	635,139
4.000%, 3/1/2041	241,648	248,833
4.000%, 11/1/2048	743,581	758,855
4.500%, 6/1/2042	757,746	797,293
5.500%, 1/1/2023	74,070	78,599
5.500%, 2/1/2036	120,554	131,271
5.500%, 7/1/2036	259,973	283,168
5.500%, 8/1/2037	468,459	510,306
6.000%, 9/1/2021	84,517	86,068
6.000%, 5/1/2039	478,518	527,446
6.500%, 8/1/2030	273,524	300,272
6.500%, 12/1/2031	15,745	17,667
6.500%, 11/1/2037	36,519	40,389
7.000%, 3/1/2029	35,770	40,427
7.000%, 7/1/2029	106,992	118,864
7.000%, 2/1/2030	71,978	78,811
7.500%, 10/1/2030	7,396	7,908
8.000%, 10/1/2028	84,925	92,147
8.000%, 4/1/2030	25,704	30,073

		6,037,052

Government National Mortgage Association — 0.3%
5.000%, 4/15/2034	202,735	215,441
7.000%, 8/15/2031	28,339	31,740
9.500%, 10/15/2024	1,530	1,534

		248,715

Total U.S. Government Agency-Mortgage Securities
(identified cost $8,119,754)		8,211,563

Short-Term Investments — 22.8%

Collateral Pool Investments for Securities on Loan — 21.1%

Collateral pool allocation (3)		16,767,598

Mutual Funds — 1.7%
BMO Institutional Prime Money Market Fund — Premier Class, 2.433% (4)	1,314,499	1,314,631

Total Short-Term Investments (identified cost $18,082,018)		18,082,229

Total Investments — 120.0% (identified cost $96,774,510)		95,271,269
Other Assets and Liabilities — (20.0)%		(15,846,654)

Total Net Assets — 100.0%		$79,424,615

(See Notes which are an integral part of the Financial Statements)

BMO Funds

TCH Corporate Income Fund

Description	Principal Amount	Value
Corporate Bonds & Notes — 94.1%

Aerospace/Defense — 1.3%
Boeing Co., 2.800%, 3/1/2024 (1)	$1,250,000	$1,240,272
Lockheed Martin Corp., 2.500%, 11/23/2020	2,500,000	2,482,577

		3,722,849

Agriculture — 2.0%
BAT Capital Corp., 4.540%, 8/15/2047 (1)	2,750,000	2,224,119
Bunge, Ltd. Finance Corp.:
3.000%, 9/25/2022	1,000,000	972,503
3.750%, 9/25/2027	1,800,000	1,596,589
Philip Morris International, Inc., 2.900%, 11/15/2021 (1)	1,000,000	1,000,183

		5,793,394

Auto Manufacturers — 3.9%
Daimler Finance North America LLC:
2.000%, 7/6/2021 (5)	2,500,000	2,422,532
3.700%, 5/4/2023 (5)	750,000	753,426
Ford Motor Co., 5.291%, 12/8/2046 (1)	2,000,000	1,617,012
Ford Motor Credit Co. LLC:
4.084% (LIBOR 3 Month + 127 basis points), 3/28/2022 (7)	750,000	722,245
4.134%, 8/4/2025	1,500,000	1,372,401
General Motors Financial Co., Inc.:
4.000%, 1/15/2025	1,000,000	962,056
4.350%, 1/17/2027 (1)	1,500,000	1,424,348
Toyota Motor Credit Corp., 3.400%, 4/14/2025 (1)	2,000,000	2,019,733

		11,293,753

Banks — 14.0%
Banco Santander SA, 4.359% (LIBOR 3 Month + 156 basis points), 4/11/2022 (7)	2,000,000	2,014,558
Bank of America Corp.:
3.472% (LIBOR 3 Month + 65 basis points), 6/25/2022 (7)	1,000,000	1,000,136
3.824% (LIBOR 3 Month + 158 basis points), 1/20/2028 (1)(7)	2,750,000	2,739,558
Canadian Imperial Bank of Commerce, 3.259% (LIBOR 3 Month + 52 basis points), 9/6/2019 (7)	2,000,000	2,004,008
Capital One Financial Corp.:
3.300%, 10/30/2024 (1)	1,250,000	1,209,648
3.717% (LIBOR 3 Month + 95 basis points), 3/9/2022 (7)	1,500,000	1,493,091
Citigroup, Inc., 4.056% (LIBOR 3 Month + 143 basis points), 9/1/2023 (7)	2,000,000	2,034,239
Deutsche Bank AG, 4.250%, 2/4/2021	2,000,000	1,992,911
Fifth Third Bank, 2.200%, 10/30/2020 (1)	2,000,000	1,976,088
Goldman Sachs Group, Inc.:
3.875% (LIBOR 3 Month + 111 basis points), 4/26/2022 (7)	1,000,000	1,006,109
4.223% (LIBOR 3 Month + 130 basis points), 5/1/2029 (1)(7)	2,750,000	2,761,170
HSBC Holdings PLC, 4.311% (LIBOR 3 Month + 166 basis points), 5/25/2021 (7)	1,500,000	1,531,381

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Banks (continued)
Lloyds Banking Group PLC, 2.907% (LIBOR 3 Month + 81 basis points), 11/7/2023 (7)	$2,000,000	$1,938,157
Mizuho Financial Group, Inc., 2.953%, 2/28/2022 (1)	2,500,000	2,476,494
Morgan Stanley, 3.737% (LIBOR 3 Month + 85 basis points), 4/24/2024 (1)(7)	2,750,000	2,771,279
Royal Bank of Canada, 3.455% (LIBOR 3 Month + 66 basis points), 10/5/2023 (7)	2,500,000	2,476,626
Royal Bank of Scotland Group PLC, 4.892% (LIBOR 3 Month + 175 basis points), 5/18/2029 (1)(7)	1,500,000	1,513,522
Toronto-Dominion Bank, 3.795% (LIBOR 3 Month + 100 basis points), 4/7/2021 (7)	2,000,000	2,028,261
U.S. Bank NA, 3.099% (LIBOR 3 Month + 32 basis points), 1/24/2020 (1)(7)	1,500,000	1,503,227
Wells Fargo & Co., 3.627% (LIBOR 3 Month + 93 basis points), 2/11/2022 (7)	1,640,000	1,652,273
Wells Fargo Bank NA, 3.251% (LIBOR 3 Month + 60 basis points), 5/24/2019 (7)	1,000,000	1,001,291
Westpac Banking Corp., 3.243% (LIBOR 3 Month + 56 basis points), 8/19/2019 (7)	1,000,000	1,001,937

		40,125,964

Beverages — 3.2%
Anheuser-Busch Cos. LLC, 4.900%, 2/1/2046 (5)	2,000,000	1,922,022
Anheuser-Busch InBev Worldwide, Inc., 4.750%, 1/23/2029 (1)	2,000,000	2,091,991
Fomento Economico Mexicano SAB de C.V., 2.875%, 5/10/2023	2,750,000	2,645,141
Molson Coors Brewing Co., 4.200%, 7/15/2046	3,000,000	2,551,665

		9,210,819

Biotechnology — 0.5%
Amgen, Inc., 2.200%, 5/22/2019 (1)	1,300,000	1,298,581

Chemicals — 5.7%
Braskem Netherlands Finance BV:
3.500%, 1/10/2023 (5)	1,500,000	1,473,765
4.500%, 1/10/2028 (1)(5)	1,000,000	986,250
CF Industries, Inc., 5.375%, 3/15/2044 (1)	2,000,000	1,755,000
EI du Pont de Nemours & Co., 3.266% (LIBOR 3 Month + 53 basis points), 5/1/2020 (7)	2,500,000	2,508,014
Mexichem SAB de C.V.:
5.875%, 9/17/2044 (5)	500,000	484,825
6.750%, 9/19/2042 (1)(5)	1,500,000	1,586,265
Mosaic Co., 4.050%, 11/15/2027 (1)	2,500,000	2,440,610
OCP SA, 4.500%, 10/22/2025 (5)	2,000,000	1,988,726
Starfruit Finco BV, 8.000%, 10/1/2026 (1)(5)	1,000,000	995,000
Syngenta Finance NV, 4.892%, 4/24/2025 (5)	2,000,000	1,998,919

		16,217,374

Commercial Services — 1.2%
ADT Corp., 4.125%, 6/15/2023 (1)	500,000	491,875
Hertz Corp., 5.875%, 10/15/2020 (1)	1,500,000	1,500,000

(See Notes which are an integral part of the Financial Statements)

February 28, 2019 (Unaudited)

Schedules of Investments

TCH Corporate Income Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Commercial Services (continued)
Refinitiv US Holdings, Inc., 8.250%, 11/15/2026 (1)(5)	$1,500,000	$1,471,406

		3,463,281

Computers — 3.4%
Apple, Inc.:
2.850%, 5/11/2024 (1)	2,000,000	1,985,252
3.750%, 11/13/2047	2,000,000	1,894,290
Dell International LLC, 8.350%, 7/15/2046 (1)(5)	2,000,000	2,343,319
Hewlett Packard Enterprise Co.:
3.515% (LIBOR 3 Month + 72 basis points), 10/5/2021 (7)	1,700,000	1,700,376
4.900%, 10/15/2025	1,000,000	1,041,978
Seagate HDD Cayman, 5.750%, 12/1/2034	1,000,000	888,626

		9,853,841

Diversified Financial Services — 7.0%
AerCap Ireland Capital DAC, 3.500%, 1/15/2025	2,000,000	1,889,803
Ally Financial, Inc., 4.250%, 4/15/2021 (1)	2,500,000	2,537,500
American Express Co., 3.333% (LIBOR 3 Month + 60 basis points), 11/5/2021 (1)(7)	1,000,000	1,002,121
American Express Credit Corp., 3.351% (LIBOR 3 Month + 55 basis points), 3/18/2019 (7)	1,500,000	1,500,474
Discover Financial Services, 4.100%, 2/9/2027	2,000,000	1,946,092
E*TRADE Financial Corp., 3.800%, 8/24/2027	1,500,000	1,426,101
GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	2,500,000	2,261,315
High Street Funding Trust II, 4.682%, 2/15/2048 (5)	2,500,000	2,472,500
Jefferies Financial Group, Inc., 6.625%, 10/23/2043 (1)	500,000	491,464
Jefferies Group LLC, 6.500%, 1/20/2043	500,000	493,199
Legg Mason, Inc., 4.750%, 3/15/2026	500,000	507,075
Mastercard, Inc., 2.000%, 11/21/2021 (1)	1,000,000	983,057
Synchrony Financial, 3.950%, 12/1/2027	2,750,000	2,522,495

		20,033,196

Electric — 2.0%
Abu Dhabi National Energy Co. PJSC, 4.375%, 4/23/2025 (5)	750,000	766,072
CenterPoint Energy, Inc., 3.600%, 11/1/2021 (1)	3,000,000	3,023,924
Comision Federal de Electricidad, 4.750%, 2/23/2027 (5)	2,000,000	1,967,520

		5,757,516

Engineering & Construction — 0.5%
Fluor Corp., 4.250%, 9/15/2028 (1)	1,500,000	1,459,829

Food — 4.0%
Conagra Brands, Inc., 3.800%, 10/22/2021 (1)	2,500,000	2,523,296

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Food (continued)
Dean Foods Co., 6.500%, 3/15/2023 (1)(5)	$2,750,000	$2,079,688
Kellogg Co., 3.250%, 5/14/2021	2,500,000	2,494,662
Kraft Heinz Foods Co.:
3.000%, 6/1/2026	500,000	462,199
4.375%, 6/1/2046 (1)	2,250,000	1,869,329
Kroger Co., 4.450%, 2/1/2047 (1)	2,250,000	1,986,988

		11,416,162

Healthcare-Products — 2.1%
Abbott Laboratories, 4.750%, 11/30/2036 (1)	1,500,000	1,615,995
Medtronic, Inc., 3.588% (LIBOR 3 Month + 80 basis points), 3/15/2020 (7)	2,000,000	2,013,564
Thermo Fisher Scientific, Inc., 3.000%, 4/15/2023 (1)	1,000,000	986,611
Zimmer Biomet Holdings, Inc., 3.550%, 4/1/2025 (1)	1,500,000	1,459,628

		6,075,798

Healthcare-Services — 0.7%
Laboratory Corp. of America Holdings, 3.250%, 9/1/2024	2,000,000	1,945,456

Home Builders — 0.7%
DR Horton, Inc., 2.550%, 12/1/2020 (1)	2,000,000	1,975,960

Insurance — 2.9%
Allstate Corp., 3.233% (LIBOR 3 Month + 43 basis points), 3/29/2021 (7)	1,445,000	1,437,379
Lincoln National Corp., 3.625%, 12/12/2026 (1)	2,000,000	1,957,364
Metropolitan Life Global Funding I, 3.450%, 10/9/2021 (5)	3,000,000	3,020,315
Unum Group, 4.000%, 3/15/2024 (1)	2,000,000	2,004,330

		8,419,388

Internet — 1.6%
Alibaba Group Holding, Ltd., 2.800%, 6/6/2023 (1)	2,000,000	1,958,459
Amazon.com, Inc., 4.050%, 8/22/2047 (1)	1,500,000	1,504,846
eBay, Inc., 4.000%, 7/15/2042	1,500,000	1,204,965

		4,668,270

Lodging — 1.1%
Hyatt Hotels Corp., 5.375%, 8/15/2021	1,000,000	1,039,813
Wyndham Destinations, Inc., 5.750%, 4/1/2027 (1)	2,000,000	1,992,500

		3,032,313

Machinery-Construction & Mining — 0.7%
Caterpillar, Inc., 3.803%, 8/15/2042	2,000,000	1,924,706

Machinery-Diversified — 0.5%
Wabtec Corp., 4.150%, 3/15/2024	1,500,000	1,499,741

Media — 3.0%
Charter Communications Operating LLC, 5.375%, 5/1/2047	2,000,000	1,900,291
Comcast Corp.:
3.417% (LIBOR 3 Month + 63 basis points), 4/15/2024 (7)	1,500,000	1,487,925
4.600%, 10/15/2038	1,750,000	1,809,514
Cox Communications, Inc., 4.600%, 8/15/2047 (1)(5)	1,500,000	1,364,342

(See Notes which are an integral part of the Financial Statements)

BMO Funds

TCH Corporate Income Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Media (continued)
Discovery Communications LLC, 2.750%, 11/15/2019 (5)	$1,000,000	$997,189
Viacom, Inc., 4.375%, 3/15/2043 (1)	1,050,000	902,903

		8,462,164

Mining — 1.2%
Glencore Funding LLC:
4.125%, 5/30/2023 (1)(5)	2,500,000	2,510,483
4.625%, 4/29/2024 (5)	1,000,000	1,020,202

		3,530,685

Miscellaneous Manufacturing — 0.8%
3M Co., 3.250%, 2/14/2024	1,250,000	1,269,792
Siemens Financieringsmaatschappij NV, 3.128% (LIBOR 3 Month + 34 basis points), 3/16/2020 (5)(7)	1,000,000	1,000,384

		2,270,176

Oil & Gas — 3.8%
BP Capital Markets PLC, 3.658% (LIBOR 3 Month + 87 basis points), 9/16/2021 (1)(7)	2,500,000	2,534,231
Diamond Offshore Drilling, Inc., 7.875%, 8/15/2025 (1)	750,000	712,500
Ecopetrol SA, 7.375%, 9/18/2043 (1)	1,500,000	1,760,640
Ensco PLC, 4.500%, 10/1/2024 (1)	1,000,000	778,700
EQT Corp., 3.900%, 10/1/2027	1,500,000	1,362,755
Petroleos Mexicanos, 5.350%, 2/12/2028 (1)	3,000,000	2,685,000
Shell International Finance BV, 3.750%, 9/12/2046 (1)	1,000,000	955,585

		10,789,411

Pharmaceuticals — 8.3%
Allergan Funding SCS, 4.850%, 6/15/2044	1,500,000	1,388,738
AstraZeneca PLC, 3.500%, 8/17/2023 (1)	2,000,000	2,011,893
Bayer US Finance II LLC, 4.875%, 6/25/2048 (1)(5)	2,350,000	2,143,892
Bristol-Myers Squibb Co., 2.000%, 8/1/2022	2,500,000	2,421,941
Cigna Corp., 3.438% (LIBOR 3 Month + 65 basis points), 9/17/2021 (5)(7)	1,500,000	1,493,512
CVS Health Corp., 4.300%, 3/25/2028 (1)	2,500,000	2,503,768
Express Scripts Holding Co., 4.800%, 7/15/2046	1,500,000	1,476,799
Mylan, Inc., 5.200%, 4/15/2048	1,500,000	1,278,846
Novartis Capital Corp., 2.400%, 5/17/2022	1,000,000	988,924
Perrigo Finance Unlimited Co., 3.500%, 3/15/2021	2,500,000	2,441,123
Shire Acquisitions Investments Ireland DAC:
2.400%, 9/23/2021	1,000,000	978,055
2.875%, 9/23/2023 (1)	2,000,000	1,932,003
Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/1/2046 (1)	2,500,000	1,811,717
Zoetis, Inc., 3.250%, 2/1/2023	1,000,000	994,842

		23,866,053

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Pipelines — 2.7%
Enbridge, Inc., 3.488% (LIBOR 3 Month + 70 basis points), 6/15/2020 (7)	$1,500,000	$1,498,909
Kinder Morgan Energy Partners LP, 7.500%, 11/15/2040	250,000	310,189
Kinder Morgan, Inc., 5.300%, 12/1/2034	3,000,000	3,098,457
MPLX LP, 4.800%, 2/15/2029 (1)	1,250,000	1,281,500
Sunoco Logistics Partners Operations LP, 5.300%, 4/1/2044 (1)	1,500,000	1,407,200

		7,596,255

Real Estate Investment Trusts — 2.2%
EPR Properties, 5.250%, 7/15/2023	1,000,000	1,040,720
Hospitality Properties Trust:
4.500%, 6/15/2023 (1)	500,000	497,737
4.500%, 3/15/2025 (1)	1,500,000	1,448,972
Kimco Realty Corp., 3.300%, 2/1/2025 (1)	1,250,000	1,217,265
Senior Housing Properties Trust, 3.250%, 5/1/2019	2,000,000	1,997,045

		6,201,739

Retail — 3.2%
L Brands, Inc.:
6.950%, 3/1/2033 (1)	1,350,000	1,080,000
7.600%, 7/15/2037	500,000	397,500
McDonald’s Corp., 2.750%, 12/9/2020	1,500,000	1,498,429
Nucor Corp., 4.400%, 5/1/2048	2,000,000	1,966,737
Target Corp., 3.625%, 4/15/2046	2,500,000	2,252,697
Walmart, Inc., 3.700%, 6/26/2028	2,000,000	2,051,994

		9,247,357

Semiconductors — 0.4%
Marvell Technology Group, Ltd., 4.875%, 6/22/2028	1,000,000	1,007,774

Software — 2.7%
CA, Inc., 4.700%, 3/15/2027	2,500,000	2,410,406
Microsoft Corp.:
2.875%, 2/6/2024	500,000	500,306
3.700%, 8/8/2046	2,000,000	1,954,855
Oracle Corp., 4.000%, 11/15/2047 (1)	1,000,000	953,787
VMware, Inc., 3.900%, 8/21/2027 (1)	2,000,000	1,868,901

		7,688,255

Sovereign — 0.8%
Export-Import Bank of Korea, 3.000%, 11/1/2022 (1)	2,250,000	2,238,973

Telecommunications — 3.8%
AT&T, Inc.:
4.350%, 6/15/2045 (1)	1,000,000	872,553
4.500%, 5/15/2035 (1)	2,000,000	1,886,900
Colombia Telecomunicaciones SA ESP, 5.375%, 9/27/2022 (5)	800,000	810,000
Motorola Solutions, Inc.:
4.600%, 2/23/2028	1,000,000	983,048
5.500%, 9/1/2044	1,000,000	970,013
Telecom Italia Capital SA, 7.200%, 7/18/2036 (1)	1,500,000	1,504,650
Telefonica Emisiones SAU, 5.213%, 3/8/2047 (1)	2,000,000	1,918,608
Verizon Communications, Inc., 4.522%, 9/15/2048	2,000,000	1,958,673

		10,904,445

(See Notes which are an integral part of the Financial Statements)

February 28, 2019 (Unaudited)

Schedules of Investments

TCH Corporate Income Fund (continued)

Description	Shares or Principal Amount	Value
Corporate Bonds & Notes (continued)

Toys/Games/Hobbies — 0.9%
Mattel, Inc., 2.350%, 8/15/2021	$2,750,000	$2,581,563

Transportation — 0.6%
FedEx Corp., 4.050%, 2/15/2048	2,000,000	1,736,226

Trucking & Leasing — 0.7%
Penske Truck Leasing Co. LP, 3.300%, 4/1/2021 (5)	2,000,000	1,997,254

Total Corporate Bonds & Notes (identified cost $272,668,477)		269,306,521

Municipals — 0.2%

California — 0.2%
Metropolitan Water District of Southern California, 6.947%, 7/1/2040, Call 7/1/2020	500,000	525,545

Total Municipals (identified cost $500,000)		525,545

Short-Term Investments — 32.8%

Collateral Pool Investments for Securities on Loan — 25.7%

Collateral pool allocation (3)		73,395,557

Mutual Funds — 7.1%
BMO Institutional Prime Money Market Fund — Premier Class, 2.433% (4)	20,338,905	20,340,939

Total Short-Term Investments (identified cost $93,734,677)		93,736,496

Total Investments — 127.1% (identified cost $366,903,154)		363,568,562
Other Assets and Liabilities — (27.1)%		(77,429,652)

Total Net Assets — 100.0%		$286,138,910

TCH Core Plus Bond Fund

Description	Principal Amount	Value
Asset-Backed Securities — 2.4%

Automobiles — 2.4%
Hyundai Auto Lease Securitization Trust, Class A2, (Series 2018-B), 2.810%, 12/15/2020 (5)	$9,101,236	$9,105,505
Nissan Auto Receivables Owner Trust, Class A4, (Series 2016-B), 1.540%, 10/17/2022	6,000,000	5,914,178
Toyota Auto Receivables Owner Trust, Class A2A, (Series 2017-D), 1.740%, 8/17/2020	7,570,422	7,552,604

Total Asset-Backed Securities (identified cost $22,582,317)		22,572,287

Commercial Mortgage Securities — 4.7%

Private Sponsor — 4.7%
BANK:
Class A4, (Series 2018-BN12), 4.255%, 5/15/2061 (7)	7,500,000	7,927,754
Class A5, (Series 2017-BNK7), 3.435%, 9/15/2060	10,000,000	9,995,652

Description	Principal Amount	Value
Commercial Mortgage Securities (continued)

Private Sponsor (continued)
GS Mortgage Securities Trust, Class A4, (Series 2017-GS8), 3.469%, 11/10/2050	$10,000,000	$9,971,847
UBS-Barclays Commercial Mortgage Trust, Class A5, (Series 2012-C4), 2.850%, 12/10/2045	9,888,381	9,814,921
Wells Fargo Commercial Mortgage Trust, Class A4, (Series 2017-C41), 3.472%, 11/15/2050	7,000,000	6,966,816

		44,676,990

Total Commercial Mortgage Securities (identified cost $45,415,295)		44,676,990

Corporate Bonds & Notes — 47.9%

Agriculture — 1.3%
Altria Group, Inc., 5.950%, 2/14/2049	5,000,000	5,011,899
BAT Capital Corp., 4.540%, 8/15/2047	5,000,000	4,043,854
Bunge, Ltd. Finance Corp., 3.750%, 9/25/2027	4,000,000	3,547,975

		12,603,728

Auto Manufacturers — 3.0%
Daimler Finance North America LLC, 3.425% (LIBOR 3 Month + 63 basis points), 1/6/2020 (5)(7)	10,000,000	10,012,735
Ford Motor Co.:
4.750%, 1/15/2043 (1)	5,000,000	3,837,420
5.291%, 12/8/2046 (1)	1,500,000	1,212,759
General Motors Co., 5.000%, 10/1/2028	2,000,000	1,961,617
General Motors Financial Co., Inc., 4.000%, 1/15/2025	5,000,000	4,810,280
Hyundai Capital America, 3.750%, 7/8/2021 (5)	6,500,000	6,498,347

		28,333,158

Banks — 11.0%
Banco Santander SA, 4.359% (LIBOR 3 Month + 156 basis points), 4/11/2022 (7)	4,000,000	4,029,117
Bank of America Corp., 4.183%, 11/25/2027	7,500,000	7,476,310
Barclays PLC, 5.200%, 5/12/2026 (1)	5,000,000	5,040,740
BB&T Corp., 3.358% (LIBOR 3 Month + 57 basis points), 6/15/2020 (7)	3,000,000	3,008,618
Capital One Financial Corp.:
3.470% (LIBOR 3 Month + 72 basis points), 1/30/2023 (7)	5,000,000	4,927,805
3.717% (LIBOR 3 Month + 95 basis points), 3/9/2022 (7)	1,500,000	1,493,091
Citigroup, Inc.:
3.696% (LIBOR 3 Month + 93 basis points), 6/7/2019 (7)	4,500,000	4,510,285
3.837% (LIBOR 3 Month + 107 basis points), 12/8/2021 (1)(7)	1,250,000	1,264,874
4.056% (LIBOR 3 Month + 143 basis points), 9/1/2023 (1)(7)	5,000,000	5,085,598
Goldman Sachs Group, Inc.:
3.875% (LIBOR 3 Month + 111 basis points), 4/26/2022 (7)	5,000,000	5,030,544
3.932% (LIBOR 3 Month + 116 basis points), 4/23/2020 (1)(7)	8,000,000	8,066,548
4.223% (LIBOR 3 Month + 130 basis points), 5/1/2029 (1)(7)	5,000,000	5,020,309

(See Notes which are an integral part of the Financial Statements)

BMO Funds

TCH Core Plus Bond Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Banks (continued)
HSBC Holdings PLC, 4.311% (LIBOR 3 Month + 166 basis points), 5/25/2021 (7)	$5,000,000	$5,104,603
ING Groep NV, 4.100%, 10/2/2023 (1)	5,000,000	5,070,262
JPMorgan Chase & Co.:
3.625%, 12/1/2027 (1)	5,000,000	4,843,757
3.866% (LIBOR 3 Month + 110 basis points), 6/7/2021 (7)	5,000,000	5,064,155
3.957% (LIBOR 3 Month + 121 basis points), 10/29/2020 (7)	4,000,000	4,052,888
Lloyds Banking Group PLC, 2.907% (LIBOR 3 Month + 81 basis points), 11/7/2023 (7)	10,000,000	9,690,786
Morgan Stanley, 3.950%, 4/23/2027 (1)	5,000,000	4,891,492
Toronto-Dominion Bank, 3.795% (LIBOR 3 Month + 100 basis points), 4/7/2021 (7)	4,500,000	4,563,588
Wells Fargo Bank NA, 3.251% (LIBOR 3 Month + 60 basis points), 5/24/2019 (1)(7)	3,000,000	3,003,872
Westpac Banking Corp., 3.243% (LIBOR 3 Month + 56 basis points), 8/19/2019 (7)	4,000,000	4,007,747

		105,246,989

Chemicals — 1.5%
Mexichem SAB de C.V., 6.750%, 9/19/2042 (1)(5)	4,400,000	4,653,044
Starfruit Finco BV, 8.000%, 10/1/2026 (1)(5)	4,500,000	4,477,500
Syngenta Finance NV, 4.892%, 4/24/2025 (5)	5,250,000	5,247,162

		14,377,706

Commercial Services — 1.1%
Hertz Corp., 5.875%, 10/15/2020 (1)	5,500,000	5,500,000
Refinitiv US Holdings, Inc., 8.250%, 11/15/2026 (1)(5)	5,500,000	5,395,156

		10,895,156

Computers — 1.8%
Apple, Inc., 2.250%, 2/23/2021 (1)	1,500,000	1,487,964
Dell International LLC, 8.350%, 7/15/2046 (1)(5)	2,000,000	2,343,319
Hewlett Packard Enterprise Co.:
3.515% (LIBOR 3 Month + 72 basis points), 10/5/2021 (7)	6,000,000	6,001,326
4.900%, 10/15/2025 (1)	2,000,000	2,083,955
Seagate HDD Cayman:
4.875%, 6/1/2027 (1)	2,000,000	1,868,023
5.750%, 12/1/2034 (1)	3,500,000	3,110,193

		16,894,780

Diversified Financial Services — 3.0%
AerCap Ireland Capital DAC, 3.500%, 1/15/2025	5,750,000	5,433,184
Discover Financial Services, 4.100%, 2/9/2027 (1)	5,000,000	4,865,231
GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	5,500,000	4,974,893

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Diversified Financial Services (continued)
Jefferies Financial Group, Inc., 6.625%, 10/23/2043	$500,000	$491,464
Jefferies Group LLC:
4.150%, 1/23/2030	5,000,000	4,373,445
6.500%, 1/20/2043	1,000,000	986,398
Legg Mason, Inc., 4.750%, 3/15/2026	1,950,000	1,977,592
Synchrony Financial, 3.950%, 12/1/2027	6,500,000	5,962,261

		29,064,468

Electric — 1.1%
Comision Federal de Electricidad, 4.750%, 2/23/2027 (1)(5)	4,000,000	3,935,040
Sempra Energy, 3.287% (LIBOR 3 Month + 50 basis points), 1/15/2021 (7)	7,000,000	6,924,510

		10,859,550

Food — 2.9%
Albertsons Cos. LLC, 5.750%, 3/15/2025 (1)	1,375,000	1,313,125
Conagra Brands, Inc., 5.400%, 11/1/2048 (1)	5,000,000	4,698,746
Dean Foods Co., 6.500%, 3/15/2023 (1)(5)	5,750,000	4,348,437
General Mills, Inc., 3.319% (LIBOR 3 Month + 54 basis points), 4/16/2021 (7)	1,725,000	1,715,771
Kraft Heinz Foods Co., 4.375%, 6/1/2046 (1)	7,200,000	5,981,851
Kroger Co., 4.450%, 2/1/2047 (1)	5,000,000	4,415,530
Pilgrim’s Pride Corp., 5.750%, 3/15/2025 (1)(5)	5,500,000	5,513,750

		27,987,210

Healthcare-Products — 0.6%
Mallinckrodt International Finance SA, 5.625%, 10/15/2023 (5)	6,500,000	5,717,985

Home Builders — 0.4%
DR Horton, Inc., 2.550%, 12/1/2020 (1)	3,500,000	3,457,931

Insurance — 0.8%
CNO Financial Group, Inc., 4.500%, 5/30/2020 (1)	1,250,000	1,262,500
Unum Group, 5.750%, 8/15/2042	5,930,000	6,192,910

		7,455,410

Internet — 1.1%
eBay, Inc.:
3.621% (LIBOR 3 Month + 87 basis points), 1/30/2023 (7)	7,500,000	7,452,740
4.000%, 7/15/2042 (1)	4,000,000	3,213,238

		10,665,978

Lodging — 0.3%
Wyndham Destinations Inc., 5.400%, 4/1/2024 (1)	3,000,000	3,030,000

Media — 1.1%
Charter Communications Operating LLC:
4.464%, 7/23/2022 (1)	1,000,000	1,026,422
5.375%, 5/1/2047	6,500,000	6,175,946
Viacom, Inc., 4.375%, 3/15/2043	4,000,000	3,439,630

		10,641,998

(See Notes which are an integral part of the Financial Statements)

February 28, 2019 (Unaudited)

Schedules of Investments

TCH Core Plus Bond Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Mining — 0.6%
Glencore Funding LLC:
4.000%, 3/27/2027 (1)(5)	$5,000,000	$4,765,551
4.625%, 4/29/2024 (5)	1,000,000	1,020,202

		5,785,753

Oil & Gas — 3.1%
Diamond Offshore Drilling, Inc., 3.450%, 11/1/2023	5,000,000	4,225,000
Ensco PLC:
5.200%, 3/15/2025 (1)	4,500,000	3,476,250
5.750%, 10/1/2044 (1)	2,168,000	1,403,780
EQT Corp., 3.900%, 10/1/2027 (1)	5,000,000	4,542,517
Gulfport Energy Corp., 6.000%, 10/15/2024 (1)	5,500,000	5,018,750
Petroleos Mexicanos:
5.350%, 2/12/2028	5,000,000	4,475,000
5.625%, 1/23/2046 (1)	1,500,000	1,181,250
W&T Offshore, Inc., 9.750%, 11/1/2023 (5)	5,000,000	4,975,000

		29,297,547

Pharmaceuticals — 3.5%
Bausch Health Cos., Inc., 5.500%, 3/1/2023 (5)	5,500,000	5,493,125
Bayer US Finance II LLC, 4.250%, 12/15/2025 (1)(5)	5,000,000	5,016,399
Bristol-Myers Squibb Co., 2.000%, 8/1/2022 (1)	2,500,000	2,421,941
Mylan, Inc., 5.200%, 4/15/2048 (1)	5,000,000	4,262,821
Takeda Pharmaceutical Co., Ltd.:
4.400%, 11/26/2023 (1)(5)	7,500,000	7,756,418
5.000%, 11/26/2028 (1)(5)	2,000,000	2,097,915
Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/1/2046 (1)	5,000,000	3,623,434
Zoetis, Inc., 3.250%, 2/1/2023 (1)	2,500,000	2,487,104

		33,159,157

Pipelines — 0.9%
Energy Transfer Operating LP, 5.150%, 3/15/2045	4,000,000	3,719,948
Sunoco Logistics Partners Operations LP, 5.300%, 4/1/2044	5,000,000	4,690,666

		8,410,614

Real Estate Investment Trusts — 2.7%
Crown Castle International Corp., 3.650%, 9/1/2027 (1)	5,000,000	4,807,819
EPR Properties, 5.250%, 7/15/2023	5,000,000	5,203,601
Hospitality Properties Trust:
4.500%, 6/15/2023	1,000,000	995,475
4.500%, 3/15/2025	2,500,000	2,414,953
Kimco Realty Corp., 4.450%, 9/1/2047 (1)	3,000,000	2,829,653
Senior Housing Properties Trust, 3.250%, 5/1/2019	7,000,000	6,989,657
Welltower, Inc., 4.500%, 1/15/2024 (1)	2,500,000	2,590,636

		25,831,794

Retail — 3.1%
Bed Bath & Beyond, Inc., 5.165%, 8/1/2044	4,900,000	3,627,103
Hot Topic, Inc., 9.250%, 6/15/2021 (5)	6,507,000	6,539,535

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Retail (continued)
L Brands, Inc.:
6.950%, 3/1/2033	$2,500,000	$2,000,000
7.600%, 7/15/2037	1,500,000	1,192,500
O’Reilly Automotive, Inc., 3.600%, 9/1/2027 (1)	5,000,000	4,857,639
Tapestry, Inc., 4.125%, 7/15/2027	5,500,000	5,122,243
Walgreens Boots Alliance, Inc., 4.800%, 11/18/2044 (1)	7,000,000	6,547,789

		29,886,809

Semiconductors — 0.5%
Marvell Technology Group, Ltd., 4.875%, 6/22/2028	5,000,000	5,038,870

Software — 0.6%
CA, Inc., 4.700%, 3/15/2027	4,000,000	3,856,650
Oracle Corp., 2.400%, 9/15/2023	2,000,000	1,946,136

		5,802,786

Telecommunications — 1.9%
AT&T, Inc.:
4.350%, 6/15/2045 (1)	2,500,000	2,181,381
5.150%, 3/15/2042 (1)	4,000,000	3,903,076
CenturyLink, Inc., 7.600%, 9/15/2039	4,000,000	3,510,000
Motorola Solutions, Inc., 5.500%, 9/1/2044	3,000,000	2,910,040
Telecom Italia SpA, 5.303%, 5/30/2024 (1)(5)	6,000,000	5,887,500

		18,391,997
Total Corporate Bonds & Notes (identified cost $467,390,609)		458,837,374

Municipals — 0.0%

California — 0.0%
Metropolitan Water District of Southern California, 6.947%, 7/1/2040, Call 7/1/2020	300,000	315,327

Total Municipals (identified cost $300,000)		315,327

U.S. Government & U.S. Government Agency Obligations — 20.5%

U.S. Treasury Bonds & Notes — 20.5%
0.375%, 7/15/2023	$16,195,200	16,097,163
2.000%, 9/30/2020	5,000,000	4,958,203
2.000%, 7/31/2022	25,000,000	24,594,726
2.000%, 2/15/2025	25,000,000	24,198,242
2.000%, 8/15/2025	25,000,000	24,112,793
2.125%, 8/15/2021 (1)	12,500,000	12,388,916
2.500%, 5/15/2024	5,000,000	4,990,137
2.625%, 2/28/2023 (1)	31,000,000	31,135,625
2.750%, 6/30/2025	40,000,000	40,365,625
3.000%, 8/15/2048 (1)	10,000,000	9,828,516
3.375%, 11/15/2048 (1)	4,000,000	4,228,984

Total U.S. Government & U.S. Government Agency Obligations (identified cost $194,716,618)		196,898,930

U.S. Government Agency-Mortgage Securities — 19.3%

Federal Home Loan Mortgage Corporation — 8.3%
3.000%, 11/1/2042	1,064,857	1,047,524
3.000%, 4/1/2043	1,304,175	1,282,946

(See Notes which are an integral part of the Financial Statements)

BMO Funds

TCH Core Plus Bond Fund (continued)

Description	Principal Amount	Value
U.S. Government Agency-Mortgage Securities (continued)

Federal Home Loan Mortgage Corporation (continued)
3.000%, 4/1/2043	$2,033,899	$1,997,024
3.000%, 4/1/2043	4,443,276	4,370,953
3.000%, 5/1/2043	2,280,732	2,243,606
3.000%, 7/1/2043	8,961,195	8,815,325
3.000%, 9/1/2043	9,109,402	8,961,117
3.000%, 4/1/2045	8,118,284	7,969,800
3.000%, 5/1/2045	4,454,803	4,372,633
3.500%, 12/1/2040	734,994	742,066
3.500%, 12/1/2041	662,947	669,326
3.500%, 3/1/2042	246,255	248,625
3.500%, 12/1/2042	625,934	631,959
3.500%, 11/1/2043	5,962,213	6,013,145
3.500%, 1/1/2044	6,116,133	6,167,275
3.500%, 2/1/2044	6,456,258	6,509,057
3.500%, 11/1/2044	4,589,297	4,618,552
4.000%, 4/1/2026	291,874	300,448
4.000%, 12/1/2039	488,866	503,300
4.000%, 12/1/2040	209,486	215,674
4.000%, 12/1/2040	2,733,538	2,814,282
4.000%, 3/1/2041	220,176	226,681
4.000%, 4/1/2041	5,338,045	5,495,747
4.000%, 8/1/2041	137,633	141,700
4.000%, 11/1/2041	555,835	572,259
4.500%, 9/1/2031	239,711	250,902
4.500%, 3/1/2039	104,292	109,728
4.500%, 5/1/2039	399,143	419,926
4.500%, 2/1/2040	106,528	112,107
4.500%, 11/1/2040	410,966	432,493
4.500%, 2/1/2041	838,071	881,964
5.000%, 12/1/2035	53,616	57,350
5.000%, 1/1/2038	29,378	31,405
5.000%, 3/1/2038	92,096	98,559
5.000%, 3/1/2038	29,658	31,737
5.000%, 2/1/2039	155,879	163,880
5.000%, 1/1/2040	142,731	152,926
6.000%, 6/1/2037	55,866	61,360
6.000%, 1/1/2038	68,163	74,860

		79,810,221

Federal National Mortgage Association — 10.8%
3.000%, 3/1/2043	2,583,375	2,534,594
3.000%, 7/1/2043	5,929,837	5,828,849
3.000%, 7/1/2043	11,699,853	11,506,402
3.000%, 9/1/2044	7,580,527	7,451,438
3.000%, 1/1/2045	8,157,288	8,008,271
3.000%, 2/1/2045	11,536,373	11,311,325
3.000%, 6/1/2045	6,623,702	6,493,466
3.000%, 3/1/2046	13,593,856	13,303,325
3.000%, 7/1/2046	16,110,655	15,766,331
3.500%, 7/1/2032	346,285	351,845
3.500%, 5/1/2042	1,034,799	1,046,972
3.500%, 10/1/2042	720,271	726,745
3.500%, 10/1/2042	763,088	769,948
3.500%, 10/1/2042	924,283	932,592
3.500%, 11/1/2042	458,019	462,704
3.500%, 12/1/2042	922,258	930,547
4.000%, 11/1/2040	287,406	295,773
4.000%, 1/1/2041	400,663	412,328
4.000%, 2/1/2041	2,079,666	2,141,511
4.000%, 2/1/2041	386,913	398,178
4.000%, 3/1/2041	167,040	172,007
4.000%, 11/1/2041	355,849	366,211
4.000%, 9/1/2048	9,685,988	9,885,910

Description	Shares or Principal Amount	Value
U.S. Government Agency-Mortgage Securities (continued)

Federal National Mortgage Association (continued)
4.500%, 6/1/2039	$600,611	$631,557
4.500%, 8/1/2041	402,933	423,651
5.000%, 7/1/2022	118,844	121,593
5.000%, 3/1/2035	209,686	224,107
5.000%, 5/1/2042	509,544	544,831
5.500%, 2/1/2034	35,251	38,404
5.500%, 7/1/2036	187,293	204,003
5.500%, 8/1/2037	358,234	390,234
5.500%, 6/1/2038	48,664	52,901
6.000%, 12/1/2038	15,118	16,443
6.000%, 5/1/2039	152,827	168,453
6.500%, 10/1/2037	35,844	40,469
6.500%, 11/1/2037	18,260	20,194

		103,974,112

Government National Mortgage Association — 0.2%
4.000%, 10/15/2040	376,516	389,249
4.000%, 12/15/2040	431,596	446,276
4.000%, 4/15/2041	426,639	440,957
5.500%, 8/20/2038	72,951	75,290
5.500%, 2/15/2039	44,548	48,525
6.000%, 12/15/2038	48,434	52,874
6.000%, 1/15/2039	23,277	25,569

		1,478,740

Total U.S. Government Agency-Mortgage Securities
(identified cost $188,011,295)		185,263,073

Short-Term Investments — 18.2%

Collateral Pool Investments for Securities on Loan — 14.4%

Collateral pool allocation (3)		137,544,882

Mutual Funds — 3.8%
BMO Institutional Prime Money Market Fund — Premier Class, 2.433% (4)	36,818,409	36,822,091

Total Short-Term Investments (identified cost $174,361,119)		174,366,973

Total Investments — 113.0% (identified cost $1,092,777,253)		1,082,930,954
Other Assets and Liabilities — (13.0)%		(124,908,812)

Total Net Assets — 100.0%		$958,022,142

High Yield Bond Fund

Description	Principal Amount	Value
Corporate Bonds & Notes — 92.0%

Aerospace/Defense — 1.1%
TransDigm, Inc., 6.500%, 7/15/2024 (1)	$115,000	$116,438

Auto Parts & Equipment — 3.3%
Allison Transmission, Inc., 4.750%, 10/1/2027 (5)	100,000	96,250
American Axle & Manufacturing, Inc., 6.625%, 10/15/2022 (1)	82,000	84,152
Meritor, Inc., 6.250%, 2/15/2024 (1)	75,000	76,875
Tenneco, Inc., 5.000%, 7/15/2026 (1)	100,000	86,000

		343,277

Banks — 1.0%
CIT Group, Inc., 5.000%, 8/15/2022	103,000	106,605

(See Notes which are an integral part of the Financial Statements)

February 28, 2019 (Unaudited)

Schedules of Investments

High Yield Bond Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Building Materials — 2.4%
Builders FirstSource, Inc., 5.625%, 9/1/2024 (1)(5)	$150,000	$147,000
U.S. Concrete, Inc., 6.375%, 6/1/2024	100,000	99,000

		246,000

Chemicals — 2.8%
Braskem Netherlands Finance BV, 3.500%, 1/10/2023 (5)	50,000	49,126
Starfruit Finco BV, 8.000%, 10/1/2026 (1)(5)	150,000	149,250
Trinseo Materials Operating SCA, 5.375%, 9/1/2025 (5)	50,000	47,250
Valvoline, Inc., 4.375%, 8/15/2025	50,000	47,500

		293,126

Commercial Services — 4.3%
Avis Budget Car Rental LLC, 5.250%, 3/15/2025 (5)	75,000	71,531
Hertz Corp., 5.875%, 10/15/2020 (1)	100,000	100,000
Nielsen Finance LLC, 5.000%, 4/15/2022 (5)	50,000	50,125
Prime Security Services Borrower LLC, 9.250%, 5/15/2023 (1)(5)	80,000	84,560
Refinitiv US Holdings, Inc., 8.250%, 11/15/2026 (5)	100,000	98,094
Weight Watchers International, Inc., 8.625%, 12/1/2025 (1)(5)	50,000	46,562

		450,872

Computers — 3.1%
Dell, Inc., 6.500%, 4/15/2038	125,000	120,625
GCI LLC, 6.750%, 6/1/2021 (1)	79,000	79,395
Seagate HDD Cayman:
4.750%, 1/1/2025	25,000	24,079
4.875%, 6/1/2027 (1)	50,000	46,700
Western Digital Corp., 4.750%, 2/15/2026	50,000	47,375

		318,174

Cosmetics/Personal Care — 1.5%
Coty, Inc., 6.500%, 4/15/2026 (1)(5)	100,000	96,620
Revlon Consumer Products Corp., 6.250%, 8/1/2024	100,000	58,250

		154,870

Electric — 2.4%
AES Corp., 4.000%, 3/15/2021 (1)	50,000	50,281
Drax Finco PLC, 6.625%, 11/1/2025 (5)	100,000	101,875
NextEra Energy Operating Partners LP, 4.250%, 9/15/2024 (1)(5)	100,000	98,625

		250,781

Entertainment — 0.7%
Scientific Games International, Inc., 5.000%, 10/15/2025 (5)	75,000	72,844

Food — 2.7%
Albertsons Cos. LLC, 5.750%, 3/15/2025 (1)	100,000	95,500
Dean Foods Co., 6.500%, 3/15/2023 (1)(5)	85,000	64,281
Minerva Luxembourg SA, 6.500%, 9/20/2026 (5)	75,000	72,937
Post Holdings, Inc., 5.000%, 8/15/2026 (5)	50,000	48,313

		281,031

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Forest Products & Paper — 1.2%
Mercer International, Inc., 6.500%, 2/1/2024	$125,000	$128,125

Healthcare-Products — 1.6%
Hologic, Inc., 4.625%, 2/1/2028 (5)	50,000	48,500
Mallinckrodt International Finance SA:
5.625%, 10/15/2023 (5)	75,000	65,977
5.750%, 8/1/2022 (5)	50,000	47,250

		161,727

Healthcare-Services — 6.8%
Acadia Healthcare Co., Inc., 6.500%, 3/1/2024	50,000	50,000
Catalent Pharma Solutions, Inc., 4.875%, 1/15/2026 (1)(5)	100,000	99,500
Centene Corp., 6.125%, 2/15/2024	75,000	78,609
Encompass Health Corp., 5.750%, 11/1/2024	75,000	76,054
HCA, Inc.:
5.375%, 9/1/2026	50,000	51,375
5.875%, 5/1/2023 (1)	90,000	95,400
Select Medical Corp., 6.375%, 6/1/2021 (1)	150,000	151,125
Tenet Healthcare Corp., 8.125%, 4/1/2022 (1)	75,000	80,344
WellCare Health Plans, Inc., 5.375%, 8/15/2026 (5)	25,000	25,781

		708,188

Home Builders — 3.2%
Beazer Homes USA, Inc., 5.875%, 10/15/2027 (1)	125,000	109,688
TRI Pointe Group, Inc., 5.875%, 6/15/2024	51,000	50,123
William Lyon Homes, Inc., 5.875%, 1/31/2025 (1)	188,000	170,140

		329,951

Home Furnishings — 1.5%
Tempur Sealy International, Inc., 5.625%, 10/15/2023 (1)	150,000	151,875

Insurance — 0.7%
CNO Financial Group, Inc., 5.250%, 5/30/2025 (1)	75,000	77,109

Internet — 0.5%
Netflix, Inc., 4.875%, 4/15/2028	50,000	48,813

Iron/Steel — 0.7%
United States Steel Corp., 6.875%, 8/15/2025 (1)	75,000	74,250

Lodging — 1.4%
Boyd Gaming Corp., 6.000%, 8/15/2026	50,000	51,469
Hilton Domestic Operating Co., Inc., 5.125%, 5/1/2026 (5)	50,000	50,375
Wynn Las Vegas LLC, 5.250%, 5/15/2027 (5)	50,000	47,890

		149,734

Media — 6.6%
Altice Finco SA, 7.625%, 2/15/2025 (5)	200,000	179,750
Altice France SA, 7.375%, 5/1/2026 (5)	100,000	98,375
AMC Networks, Inc., 5.000%, 4/1/2024 (1)	100,000	99,469
CCO Holdings LLC, 5.500%, 5/1/2026 (5)	200,000	205,000
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (5)	100,000	100,625

		683,219

(See Notes which are an integral part of the Financial Statements)

BMO Funds

High Yield Bond Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Mining — 4.1%
Alcoa Nederland Holding BV, 6.125%, 5/15/2028 (5)	$25,000	$25,656
Freeport-McMoRan, Inc., 3.550%, 3/1/2022 (1)	150,000	148,688
Hudbay Minerals, Inc., 7.250%, 1/15/2023 (5)	75,000	77,610
Kaiser Aluminum Corp., 5.875%, 5/15/2024	100,000	102,500
Kinross Gold Corp., 4.500%, 7/15/2027	75,000	70,406

		424,860

Miscellaneous Manufacturing — 0.5%
Trinity Industries, Inc., 4.550%, 10/1/2024	50,000	47,825

Oil & Gas — 11.2%
Chesapeake Energy Corp., 8.000%, 1/15/2025	75,000	76,594
Diamond Offshore Drilling, Inc., 7.875%, 8/15/2025	75,000	71,250
Ensco PLC:
4.500%, 10/1/2024 (1)	100,000	77,870
7.750%, 2/1/2026 (1)	100,000	84,250
Gulfport Energy Corp., 6.000%, 10/15/2024 (1)	100,000	91,250
Noble Holding International, Ltd., 7.750%, 1/15/2024	75,000	67,031
Oasis Petroleum, Inc., 6.875%, 3/15/2022 (1)	71,000	71,089
PBF Holding Co. LLC, 7.250%, 6/15/2025	100,000	103,050
QEP Resources, Inc., 5.250%, 5/1/2023 (1)	150,000	145,125
Southwestern Energy Co., 7.500%, 4/1/2026	50,000	52,125
Transocean, Inc., 7.250%, 11/1/2025 (5)	75,000	72,000
W&T Offshore, Inc., 9.750%, 11/1/2023 (5)	75,000	74,625
Whiting Petroleum Corp., 5.750%, 3/15/2021 (1)	100,000	101,750
WildHorse Resource Development Corp., 6.875%, 2/1/2025	75,000	76,406

		1,164,415

Oil & Gas Services — 1.8%
Nine Energy Service, Inc., 8.750%, 11/1/2023 (5)	100,000	100,500
SESI LLC, 7.750%, 9/15/2024 (1)	100,000	85,500

		186,000

Pharmaceuticals — 2.5%
Bausch Health Cos., Inc., 5.500%, 3/1/2023 (5)	150,000	149,812
Teva Pharmaceutical Finance Netherlands III BV:
2.800%, 7/21/2023 (1)	100,000	90,602
6.000%, 4/15/2024	25,000	25,339

		265,753

Pipelines — 3.4%
Antero Midstream Partners LP, 5.375%, 9/15/2024	100,000	100,500
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/2027 (1)	50,000	51,125
Cheniere Energy Partners LP, 5.625%, 10/1/2026 (1)(5)	50,000	51,062

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Pipelines (continued)
Genesis Energy LP, 6.750%, 8/1/2022 (1)	$150,000	$153,375

		356,062

Real Estate Investment Trusts — 2.2%
ESH Hospitality, Inc., 5.250%, 5/1/2025 (1)(5)	100,000	99,750
SBA Communications Corp., 4.875%, 9/1/2024	50,000	50,125
Starwood Property Trust, Inc., 3.625%, 2/1/2021	75,000	74,719

		224,594

Retail — 3.5%
Beacon Roofing Supply, Inc., 4.875%, 11/1/2025 (1)(5)	50,000	46,734
Hot Topic, Inc., 9.250%, 6/15/2021 (5)	144,000	144,720
KFC Holding Co., 5.000%, 6/1/2024 (5)	50,000	50,663
Party City Holdings, Inc., 6.125%, 8/15/2023 (1)(5)	75,000	76,219
Penske Automotive Group, Inc., 5.375%, 12/1/2024	50,000	49,860

		368,196

Semiconductors — 1.0%
Amkor Technology, Inc., 6.375%, 10/1/2022	100,000	101,000

Software — 1.3%
Donnelley Financial Solutions, Inc., 8.250%, 10/15/2024	74,000	73,907
Rackspace Hosting, Inc., 8.625%, 11/15/2024 (1)(5)	75,000	65,813

		139,720

Telecommunications — 10.4%
CenturyLink, Inc., 5.800%, 3/15/2022 (1)	50,000	51,563
Cincinnati Bell, Inc., 7.000%, 7/15/2024 (1)(5)	150,000	136,500
CommScope, Inc., 5.500%, 6/15/2024 (5)	158,000	152,272
Consolidated Communications, Inc., 6.500%, 10/1/2022 (1)	100,000	93,750
Inmarsat Finance PLC, 4.875%, 5/15/2022 (5)	150,000	150,750
Qwest Corp., 6.875%, 9/15/2033	100,000	98,288
Sprint Communications, Inc., 6.000%, 11/15/2022 (1)	75,000	76,275
Sprint Corp.:
7.125%, 6/15/2024 (1)	110,000	113,575
7.625%, 3/1/2026	50,000	52,000
Telecom Italia Capital SA, 6.000%, 9/30/2034	25,000	22,625
Telesat Canada, 8.875%, 11/15/2024 (5)	82,000	88,355
T-Mobile USA, Inc., 4.500%, 2/1/2026 (1)	50,000	49,437

		1,085,390

Toys/Games/Hobbies — 0.4%
Mattel, Inc., 2.350%, 8/15/2021	50,000	46,938

Trucking & Leasing — 0.2%
Park Aerospace Holdings, Ltd., 4.500%, 3/15/2023 (5)	25,000	24,875

Total Corporate Bonds & Notes (identified cost $9,724,174)		9,582,637

(See Notes which are an integral part of the Financial Statements)

February 28, 2019 (Unaudited)

Schedules of Investments

High Yield Bond Fund (continued)

Description	Shares	Value
Short-Term Investments — 44.9%

Collateral Pool Investments for Securities on Loan — 38.4%

Collateral pool allocation (3)		$3,998,481

Mutual Funds — 6.5%
BMO Institutional Prime Money Market Fund — Premier Class, 2.433% (4)	679,508	679,576

Total Short-Term Investments (identified cost $4,677,931)		4,678,057

Total Investments — 136.9% (identified cost $14,402,105)		14,260,694
Other Assets and Liabilities — (36.9)%		(3,844,789)

Total Net Assets — 100.0%		$10,415,905

Government Money Market Fund

Description	Shares or Principal Amount	Value
Mutual Funds — 5.6%
BlackRock Liquidity Funds T-Fund Portfolio — Institutional Class, 2.290%	40,000,000	$40,000,000
Invesco Government & Agency Portfolio — Institutional Class, 2.296%	125,000,000	125,000,000

Total Mutual Funds		165,000,000
Repurchase Agreements — 45.0%
Agreement with Fixed Income Clearing Corp., 1.400%, dated 2/28/2019, to be repurchased at $12,423,394 on 3/1/2019, collateralized by a U.S. Government Treasury Obligation with a maturity of 4/15/2019, with a fair value of $12,675,094	$12,422,911	12,422,911
Agreement with Fixed Income Clearing Corp., 2.580%, dated 2/28/2019, to be repurchased at $555,039,775 on 3/1/2019, collateralized by U.S. Government Treasury Obligations and U.S. Government Agency Obligations with various maturities to 2/15/2046, with a fair value of $566,101,135	555,000,000	555,000,000
Agreement with Goldman Sachs Group, Inc., 2.370%, dated 2/22/2019, to be repurchased at $250,115,208 on 3/1/2019, collateralized by U.S. Government Agency Obligations with various maturities to 1/1/2049, with a fair value of $255,000,000	250,000,000	250,000,000

Description	Principal Amount	Value
Repurchase Agreements (continued)
Agreement with Goldman Sachs Group, Inc., 2.530%, dated 2/28/2019, to be repurchased at $320,022,489 on 3/1/2019, collateralized by U.S. Government Agency Obligations with various maturities to 2/1/2049, with a fair value of $326,400,000	$320,000,000	$320,000,000
Agreement with Merrill Lynch, Pierce, Fenner & Smith, Inc., 2.570%, dated 2/28/2019, to be repurchased at $90,006,425 on 3/1/2019, collateralized by U.S. Government Agency Obligations with various maturities to 1/20/2049, with a fair value of $91,800,001	90,000,000	90,000,000
Agreement with Toronto Dominion Bank, 2.560%, dated 2/28/2019, to be repurchased at $100,007,111 on 3/1/2019, collateralized by U.S. Government Agency Obligations with various maturities to 9/1/2048, with a fair value of $102,007,254	100,000,000	100,000,000

Total Repurchase Agreements		1,327,422,911

U.S. Government & U.S. Government Agency Obligations — 49.4%

Federal Farm Credit Bank — 16.0%
2.375% (U.S. Federal Funds Effective Rate (continuous series)-3 basis points) 4/25/2019 (7)	18,000,000	17,999,862
2.385% (LIBOR 1 Month-11 basis points) 9/25/2019 (7)	1,000,000	999,863
2.393% (LIBOR 1 Month-10 basis points) 8/30/2019 (7)	15,000,000	14,999,956
2.395% (FCPR DLY-311 basis points) 4/10/2019 (7)	14,000,000	13,999,922
2.400% (SOFR+3 basis points) 2/6/2020 (7)	4,000,000	4,000,000
2.400% (U.S. Federal Funds Effective Rate (continuous series)) 4/15/2019 (7)	16,000,000	15,999,799
2.408% (LIBOR 1 Month-9 basis points) 5/30/2019 (7)	12,000,000	11,998,953

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Government Money Market Fund (continued)

Description	Principal Amount	Value
U.S. Government & U.S. Government Agency Obligations (continued)

Federal Farm Credit Bank (continued)
2.410% (U.S. Federal Funds Effective Rate (continuous series)+1 basis points) 4/24/2019 (7)	$15,000,000	$14,999,777
2.414% (LIBOR 1 Month-10 basis points) 12/2/2019 (7)	12,800,000	12,796,363
2.420% (FCPR DLY-308 basis points) 3/12/2019 (7)	5,000,000	5,000,017
2.420% (FCPR DLY-308 basis points) 6/27/2019 (7)	25,000,000	24,999,917
2.420% (FCPR DLY-308 basis points) 9/13/2019 (7)	12,000,000	11,999,893
2.420% (FCPR DLY-308 basis points) 10/10/2019 (7)	15,000,000	14,999,208
2.425% (FCPR DLY-308 basis points) 9/25/2019 (7)	11,900,000	11,900,064
2.428% (LIBOR 1 Month-7 basis points) 12/30/2019 (7)	14,000,000	13,999,419
2.430% (FCPR DLY-307 basis points) 11/4/2019 (7)	23,000,000	22,998,936
2.430% (FCPR DLY-307 basis points) 12/18/2019 (7)	10,000,000	9,999,800
2.432% (LIBOR 1 Month-9 basis points) 7/9/2019 (7)	1,000,000	1,000,003
2.435% (FCPR DLY-307 basis points) 12/26/2019 (7)	15,000,000	14,999,383
2.440% (FCPR DLY-306 basis points) 4/25/2019 (7)	14,000,000	14,000,027
2.445% (LIBOR 1 Month-5 basis points) 2/25/2020 (7)	14,700,000	14,697,987
2.450% (FCPR DLY-305 basis points) 1/9/2020 (7)	15,000,000	14,999,357
2.450% (LIBOR 1 Month-4 basis points) 4/24/2019 (7)	23,445,000	23,447,673
2.454% (LIBOR 1 Month-6 basis points) 4/3/2019 (7)	29,149,000	29,150,281
2.465% (LIBOR 1 Month-3 basis points) 6/24/2019 (7)	2,000,000	2,000,236
2.494% (LIBOR 1 Month-0 basis points) 4/14/2020 (7)	15,000,000	15,000,000
2.520% 7/22/2019 (6)	15,500,000	15,344,845
2.529% (LIBOR 1 Month+5 basis points) 1/27/2020 (7)	15,000,000	15,014,391
2.532% (LIBOR 1 Month+5 basis points) 2/21/2020 (7)	8,500,000	8,508,727
2.540% (FCPR DLY-296 basis points) 7/9/2020 (7)	10,000,000	9,997,279
2.577% (LIBOR 3 Month-23 basis points) 4/3/2019 (7)	15,000,000	14,999,991
2.602% (LIBOR 3 Month-20 basis points) 7/12/2019 (7)	15,000,000	14,999,726
2.639% (LIBOR 1 Month+15 basis points) 3/15/2019 (7)	15,285,000	15,286,468
2.645% (LIBOR 3 Month-12 basis points) 1/27/2020 (7)	1,500,000	1,501,030
2.670% (LIBOR 1 Month+18 basis points) 10/24/2019 (7)	2,295,000	2,299,448
2.671% (LIBOR 1 Month+19 basis points) 5/16/2019 (7)	8,615,000	8,620,202
2.674% (LIBOR 1 Month+19 basis points) 9/20/2019 (7)	1,510,000	1,512,294

Description	Principal Amount	Value
U.S. Government & U.S. Government Agency Obligations (continued)

Federal Farm Credit Bank (continued)
2.697% (LIBOR 1 Month+18 basis points) 10/11/2019 (7)	$12,315,000	$12,335,682

		473,406,779

Federal Home Loan Bank — 27.8%
2.356% (LIBOR 1 Month-13 basis points) 7/16/2019 (7)	25,000,000	25,000,000
2.360% (SOFR-1 basis points) 5/13/2019 (7)	25,000,000	25,000,000
2.362% (LIBOR 3 Month-34 basis points) 5/10/2019 (7)	17,500,000	17,494,756
2.369% (LIBOR 1 Month-12 basis points) 4/26/2019 (7)	25,000,000	25,000,000
2.376% (LIBOR 1 Month-11 basis points) 7/19/2019 (7)	20,000,000	20,000,000
2.380% 3/5/2019 (6)	25,000,000	24,993,389
2.382% (LIBOR 1 Month-14 basis points) 5/9/2019 (7)	8,500,000	8,498,833
2.390% 3/21/2019 (6)	20,000,000	19,973,444
2.390% (SOFR+2 basis points) 7/17/2019 (7)	7,000,000	7,000,000
2.390% (SOFR+2 basis points) 8/27/2019 (7)	29,000,000	29,000,000
2.394% (LIBOR 1 Month-9 basis points) 7/26/2019 (7)	12,850,000	12,850,000
2.395% 3/15/2019 (6)	25,000,000	24,976,715
2.395% 4/5/2019 (6)	25,000,000	24,941,788
2.395% (LIBOR 1 Month-10 basis points) 10/23/2019 (7)	12,500,000	12,500,000
2.400% 3/5/2019 (6)	25,000,000	24,993,333
2.400% 3/14/2019 (6)	10,000,000	9,991,333
2.400% 3/28/2019 (6)	16,000,000	15,971,200
2.400% 4/4/2019 (6)	23,725,000	23,671,223
2.400% 10/11/2019 (6)(10)	13,000,000	13,000,000
2.400% (LIBOR 1 Month-8 basis points) 3/20/2019 (7)	16,100,000	16,099,869
2.401% (LIBOR 1 Month-8 basis points) 8/22/2019 (7)	13,000,000	13,000,000
2.408% 4/12/2019 (6)	20,000,000	19,943,813
2.409% (LIBOR 1 Month-9 basis points) 6/14/2019 (7)	1,600,000	1,600,035
2.410% 3/15/2019 (6)	10,015,000	10,005,614
2.410% 3/21/2019 (6)	20,000,000	19,973,222
2.410% 4/17/2019 (6)	10,500,000	10,466,963
2.410% (SOFR+4 basis points) 5/15/2019 (7)	15,000,000	15,000,000
2.410% (SOFR+4 basis points) 6/21/2019 (7)	22,000,000	22,000,000
2.411% (LIBOR 1 Month-7 basis points) 7/19/2019 (7)	15,000,000	15,000,031
2.414% 4/17/2019 (6)	15,000,000	14,952,726
2.414% (LIBOR 1 Month-8 basis points) 3/14/2019 (7)	14,000,000	14,000,000
2.414% (LIBOR 1 Month-9 basis points) 8/12/2019 (7)	10,150,000	10,150,000
2.415% 4/22/2019 (6)	20,000,000	19,930,233
2.418% (LIBOR 1 Month-8 basis points) 11/13/2019 (7)	10,000,000	9,997,609
2.420% (LIBOR 1 Month-6 basis points) 2/20/2020 (7)	20,000,000	20,000,000
2.420% (SOFR+5 basis points) 1/17/2020 (7)	2,000,000	2,000,000

(See Notes which are an integral part of the Financial Statements)

February 28, 2019 (Unaudited)

Schedules of Investments

Government Money Market Fund (continued)

Description	Principal Amount	Value
U.S. Government & U.S. Government Agency Obligations (continued)

Federal Home Loan Bank (continued)
2.421% (LIBOR 1 Month-6 basis points) 9/16/2019 (7)	$4,600,000	$4,600,556
2.425% (LIBOR 1 Month-7 basis points) 1/23/2020 (7)	10,000,000	10,000,009
2.429% (LIBOR 1 Month-9 basis points) 6/3/2019 (7)	3,300,000	3,300,044
2.430% 6/12/2019 (6)	18,000,000	17,874,855
2.432% (LIBOR 1 Month-8 basis points) 2/7/2020 (7)	15,000,000	14,999,619
2.433% (LIBOR 1 Month-6 basis points) 8/28/2019 (7)	10,000,000	10,000,000
2.433% (LIBOR 1 Month-8 basis points) 3/6/2019 (7)	3,300,000	3,299,994
2.435% (SOFR+7 basis points) 11/15/2019 (7)	19,000,000	19,002,855
2.445% (SOFR+8 basis points) 7/24/2020 (7)	10,000,000	10,000,000
2.455% (LIBOR 1 Month-3 basis points) 4/20/2020 (7)	10,750,000	10,748,862
2.457% (LIBOR 3 Month-34 basis points) 4/9/2019 (7)	9,000,000	9,000,000
2.477% (LIBOR 3 Month-32 basis points) 4/12/2019 (7)	16,000,000	16,000,000
2.490% (LIBOR 1 Month+0 basis points) 10/23/2020 (7)	14,750,000	14,750,000
2.535% (LIBOR 3 Month-26 basis points) 10/7/2019 (7)	15,000,000	14,992,716
2.539% (LIBOR 3 Month-26 basis points) 10/11/2019 (7)	15,000,000	14,991,428
2.587% (LIBOR 3 Month-21 basis points) 4/9/2019 (7)	14,500,000	14,500,000
2.623% (LIBOR 3 Month-15 basis points) 1/17/2020 (7)	8,500,000	8,500,000
2.633% (LIBOR 3 Month-16 basis points) 7/5/2019 (7)	25,050,000	25,060,937

		820,598,004

Federal Home Loan Mortgage Corporation — 2.2%
2.360% (SOFR-1 basis points) 5/22/2019 (7)	20,000,000	20,000,000
2.380% (SOFR+1 basis points) 7/11/2019 (7)	16,500,000	16,500,000
2.630% (LIBOR 3 Month-17 basis points) 7/5/2019 (7)	28,890,000	28,904,092

		65,404,092

Federal National Mortgage Association — 1.6%
2.490% (SOFR+12 basis points) 7/30/2019 (7)	25,000,000	25,000,000
2.530% (SOFR+16 basis points) 1/30/2020 (7)	21,000,000	21,006,013

		46,006,013

Sovereign — 1.8%
2.420% 7/19/2027 (7)	15,000,000	15,000,000
2.420% 9/20/2027 (7)	14,000,000	14,000,000

Description	Principal Amount	Value
U.S. Government & U.S. Government Agency Obligations (continued)

Sovereign (continued)
2.440% 1/20/2027 (7)	$15,000,000	$15,000,000
2.440% 10/15/2030 (7)	10,000,000	10,000,000

		54,000,000

Total U.S. Government & U.S. Government Agency Obligations		1,459,414,888

Total Investments — 100.0% (at amortized cost)		2,951,837,799
Other Assets and Liabilities — (0.0)%		(903,069)

Total Net Assets — 100.0%		$2,950,934,730

Tax-Free Money Market Fund

Description	Principal Amount	Value
Municipals — 96.9%

Alabama — 11.7%
Chatom Industrial Development Board, 1.850%, 8/1/2037 (7)	$5,500,000	$5,500,000
City of Oxford, 1.830%, 9/1/2041 (7)	12,745,000	12,745,000
Columbia Industrial Development Board, 1.770%, 12/1/2037 (7)	4,580,000	4,580,000
Industrial Development Board of the City of Mobile Alabama:
1.740% 6/1/2034 (7)	2,550,000	2,550,000
1.870% 6/1/2034 (7)	10,000,000	10,000,000
Tender Option Bond Trust Receipts/Certificates:
1.860% 5/1/2026 (5)(7)	6,000,000	6,000,000
1.890% 7/1/2026 (5)(7)	10,000,000	10,000,000

		51,375,000

California — 3.2%
Tender Option Bond Trust Receipts/Certificates:
1.840% 11/1/2023 (5)(7)	5,070,000	5,070,000
1.890% 9/1/2042 (5)(7)	8,945,000	8,945,000

		14,015,000

Connecticut — 2.9%
State of Connecticut, 1.830%, 5/15/2034 (7)	12,700,000	12,700,000

Delaware — 0.7%
Delaware State Health Facilities Authority, 1.800%, 10/1/2040 (7)	3,240,000	3,240,000

Florida — 7.6%
City of Jacksonville:
1.750% 5/1/2029 (7)	800,000	800,000
1.900% 3/11/2019	12,300,000	12,300,000
County of Manatee, 1.730%, 9/1/2024 (7)	1,700,000	1,700,000
Highlands County Health Facilities Authority:
1.730% 11/15/2035 (7)	8,200,000	8,200,000
1.730% 11/15/2037 (7)	3,400,000	3,400,000
Pinellas County Health Facilities Authority, 1.740%, 11/1/2038 (7)	3,000,000	3,000,000

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Tax-Free Money Market Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Florida (continued)
Tender Option Bond Trust Receipts/Certificates, 1.770%, 7/1/2040 (5)(7)	$4,075,000	$4,075,000

		33,475,000

Georgia — 1.8%
Private Colleges & Universities Authority, 1.710%, 9/1/2035 (7)	1,355,000	1,355,000
RBC Municipal Products, Inc. Trust, 1.800%, 10/1/2021 (5)(7)	5,000,000	5,000,000
Tender Option Bond Trust Receipts/Certificates, 1.790%, 10/1/2024 (5)(7)	1,600,000	1,600,000

		7,955,000

Illinois — 6.6%
Illinois Finance Authority:
1.720% 7/1/2038 (7)	1,540,000	1,540,000
1.730% 7/1/2039 (7)	450,000	450,000
1.800% 8/15/2038 (7)	800,000	800,000
Illinois Housing Development Authority, 1.730%, 1/1/2041 (7)	12,000,000	12,000,000
Illinois State Toll Highway Authority, 1.750%, 7/1/2030 (7)	725,000	725,000
Phoenix Realty Special Account-U LP, 1.770%, 4/1/2020 (7)	8,075,000	8,075,000
Tender Option Bond Trust Receipts/Certificates, 1.770%, 1/15/2026 (5)(7)	5,600,000	5,600,000

		29,190,000

Indiana — 1.8%
Tender Option Bond Trust Receipts/Certificates, 1.890%, 5/14/2026 (5)(7)	7,770,000	7,770,000

Iowa — 2.9%
Iowa Finance Authority:
1.780% 9/1/2036 (7)	3,200,000	3,200,000
1.780% 6/1/2039 (7)	9,800,000	9,800,000

		13,000,000

Louisiana — 1.5%
East Baton Rouge Parish Industrial Development Board, Inc., 1.720%, 12/1/2040 (7)	6,500,000	6,500,000

Maryland — 0.4%
RBC Municipal Products, Inc. Trust, 1.940%, (SIFMA Municipal Swap Index Yield), 1/1/2025 (5)(7)	2,000,000	2,000,000

Minnesota — 1.6%
City of Ramsey, 1.950%, 12/1/2023 (7)	1,600,000	1,600,000
Minnesota Higher Education Facilities Authority:
1.780% 3/1/2024 (7)	2,000,000	2,000,000
1.780% 3/1/2033 (7)	3,415,000	3,415,000

		7,015,000

Description	Principal Amount	Value
Municipals (continued)

Mississippi — 0.4%
Mississippi Business Finance Corp., 2.220%, 5/1/2037 (7)	$2,000,000	$2,000,000

Missouri — 4.8%
City of St. Louis, 3.000%, 5/30/2019	3,000,000	3,009,042
Greene County Industrial Development Authority, 1.820%, 5/1/2039 (7)	905,000	905,000
Health & Educational Facilities Authority of the State of Missouri:
1.750% 11/15/2026 (7)	7,000,000	7,000,000
1.750% 11/15/2039 (7)	400,000	400,000
Tender Option Bond Trust Receipts/Certificates, 1.840%, 5/15/2041 (5)(7)	10,000,000	10,000,000

		21,314,042

Nebraska — 2.7%
Nebraska Investment Finance Authority, 2.250%, 9/1/2031 (7)	600,000	600,000
Omaha Public Power District, 1.700%, 5/1/2019	11,150,000	11,150,000

		11,750,000

New York — 9.7%
City of New York:
1.730% 8/1/2027 (7)	4,090,000	4,090,000
1.730% 12/1/2047 (7)	4,000,000	4,000,000
County of Suffolk, 5.000%, 7/24/2019	2,000,000	2,020,850
New York City Transitional Finance Authority Future Tax Secured Revenue:
1.710% 8/1/2039 (7)	1,200,000	1,200,000
1.750% 11/1/2029 (7)	10,000,000	10,000,000
1.750% 8/1/2031 (7)	3,000,000	3,000,000
New York City Water & Sewer System:
1.730% 6/15/2044 (7)	7,000,000	7,000,000
1.750% 6/15/2039 (7)	5,500,000	5,500,000
RBC Municipal Products, Inc. Trust, 1.750%, 3/1/2022 (5)(7)	6,000,000	6,000,000

		42,810,850

North Carolina — 1.1%
Tender Option Bond Trust Receipts/Certificates, 1.790%, 7/1/2019 (5)(7)	4,785,000	4,785,000

Ohio — 5.7%
Athens City School District, 3.000%, 6/26/2019	2,500,000	2,505,947
City of Fairborn, 2.250%, 3/21/2019	4,007,000	4,007,821
County of Lake, 3.000%, 1/16/2020	2,500,000	2,519,370
County of Lorain, 3.000%, 2/7/2020	2,225,000	2,246,515
Ohio State University, 1.700%, 6/1/2035 (7)	3,100,000	3,100,000
Port of Greater Cincinnati Development Authority:
1.960% 11/1/2023 (7)	1,230,000	1,230,000
1.960% 11/1/2025 (7)	245,000	245,000

(See Notes which are an integral part of the Financial Statements)

February 28, 2019 (Unaudited)

Schedules of Investments

Tax-Free Money Market Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Ohio (continued)
RBC Municipal Products, Inc. Trust, 1.770%, 10/1/2020 (5)(7)	$4,110,000	$4,110,000
State of Ohio, 1.700%, 8/1/2021 (7)	1,000,000	1,000,000
Tender Option Bond Trust Receipts/Certificates, 1.840%, 6/1/2026 (5)(7)	4,000,000	4,000,000

		24,964,653

Pennsylvania — 2.8%
Montgomery County Higher Education & Health Authority, 5.000%, 6/1/2025	1,000,000	1,008,086
RBC Municipal Products, Inc. Trust:
1.750% 4/1/2022 (5)(7)	7,000,000	7,000,000
1.940% (SIFMA Municipal Swap Index Yield), 12/1/2025 (5)(7)	4,325,000	4,325,000

		12,333,086

Rhode Island — 0.2%
Narragansett Bay Commission, 1.730%, 9/1/2034 (7)	800,000	800,000

South Dakota — 2.9%
South Dakota Housing Development Authority:
1.860% 11/1/2048 (7)	6,150,000	6,150,000
1.910% 5/1/2048 (7)	6,525,000	6,525,000

		12,675,000

Tennessee — 1.5%
City of Memphis, 1.610%, 3/5/2019	6,000,000	6,000,000
Shelby County Health Educational & Housing Facilities Board, 1.720%, AGM, 6/1/2042 (7)	565,000	565,000

		6,565,000

Texas — 13.7%
City of Austin, 1.740%, 11/15/2029 (7)	1,260,000	1,260,000
City of Houston, 1.550%, 3/6/2019	5,000,000	5,000,000
County of Harris, 1.520%, 3/7/2019	8,910,000	8,910,000
Harris County Cultural Education Facilities Finance Corp., 1.750%, 6/4/2019	5,000,000	5,000,000
Harris County Health Facilities Development Corp., 1.730%, 12/1/2041 (7)	7,000,000	7,000,000
San Antonio Texas Water System, 1.640%, 3/6/2019	3,000,000	3,000,000
State of Texas:
1.750% 12/1/2049 (7)	4,995,000	4,995,000
1.800% 6/1/2045 (7)	4,000,000	4,000,000
1.800% 6/1/2046 (7)	3,500,000	3,500,000
4.000% 8/29/2019	3,000,000	3,030,182

Description	Shares or Principal Amount	Value
Municipals (continued)

Texas (continued)
Tarrant County Cultural Education Facilities Finance Corp.:
1.730% 11/15/2033 (7)	$330,000	$330,000
1.730% 11/15/2047 (7)	4,250,000	4,250,000
1.790% 11/15/2033 (7)	1,870,000	1,870,000
University Of North Texas System, 1.850%, 5/9/2019	8,280,000	8,280,000

		60,425,182

Washington — 5.9%
Seattle Housing Authority, 1.900%, 6/1/2040 (7)	975,000	975,000
Tender Option Bond Trust Receipts/Certificates:
1.800% 7/1/2026 (5)(7)	5,000,000	5,000,000
1.890% 6/15/2029 (5)(7)	11,320,000	11,320,000
Washington Higher Education Facilities Authority, 1.800%, 10/1/2029 (7)	6,050,000	6,050,000
Washington State Housing Finance Commission, 1.850%, 7/1/2028 (7)	2,505,000	2,505,000

		25,850,000

Wisconsin — 2.8%
Burlington Area School District, 3.000%, 8/6/2019	2,500,000	2,505,061
Pewaukee School District, 3.000%, 8/1/2019	3,300,000	3,307,033
PMA Levy & Aid Anticipation Notes Program, 3.000%, 7/19/2019	1,000,000	1,003,785
State of Wisconsin, 5.750%, 5/1/2033	3,775,000	3,801,739
Wisconsin Health & Educational Facilities Authority, 1.800%, 5/1/2030 (7)	1,655,000	1,655,000

		12,272,618

Total Municipals		426,780,431

Mutual Funds — 2.1%
BlackRock Liquidity Funds T-Fund Portfolio — Institutional Class, 2.290%	100,000	100,000
Federated Institutional Tax-Free Cash Trust — Institutional Class, 1.630%	9,045,785	9,045,785

Total Mutual Funds		9,145,785

Total Investments — 99.0% (at amortized cost)		435,926,216
Other Assets and Liabilities — 1.0%		4,504,769

Total Net Assets — 100.0%		$440,430,985

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Prime Money Market Fund

Description	Principal Amount	Value
Certificates of Deposit — 19.4%

Banks — 19.4%
Canadian Imperial Bank of Commerce, 2.892% (LIBOR 3 Month+10 basis points), 9/20/2019 (7)	$3,000,000	$3,000,000
HSBC Bank USA NA:
2.667% (LIBOR 1 Month+15 basis points), 9/11/2019 (7)	2,500,000	2,500,000
2.730% (LIBOR 1 Month+24 basis points), 4/25/2019 (7)	3,000,000	3,000,000
2.737% (LIBOR 3 Month), 8/5/2019 (7)	3,000,000	3,000,000
2.740% 6/27/2019	3,000,000	3,000,000
2.764% (LIBOR 1 Month+25 basis points), 10/3/2019 (7)	2,500,000	2,500,000
Mizuho Bank, Ltd.:
2.650% (LIBOR 1 Month+16 basis points), 8/27/2019 (7)	2,500,000	2,500,000
2.673% (LIBOR 1 Month+16 basis points), 8/8/2019 (7)	3,000,000	3,000,000
2.683% (LIBOR 1 Month+19 basis points), 3/11/2019 (7)	3,000,000	3,000,000
2.707% (LIBOR 1 Month+19 basis points), 4/10/2019 (7)	3,000,000	3,000,000
2.791% (LIBOR 3 Month+2 basis points), 7/25/2019 (7)	3,000,000	3,000,000
3.044% (LIBOR 3 Month+30 basis points), 4/30/2019 (7)	2,500,000	2,500,695
MUFG Bank, Ltd.:
2.740% 5/22/2019	2,500,000	2,500,218
2.819% (LIBOR 1 Month+33 basis points), 8/15/2019 (7)	3,000,000	3,000,000
2.879% (LIBOR 3 Month+10 basis points), 10/24/2019 (7)	3,000,000	3,000,000
Natixis S.A., 2.850% (SOFR+48 basis points), 6/12/2019 (7)	2,500,000	2,500,000
Nordea Bank AB, 2.894% (LIBOR 1 Month+40 basis points), 3/14/2019 (7)	2,500,000	2,500,000
Norinchukin Bank, 2.550% 3/22/2019	2,500,000	2,500,000
Skandinaviska Enskilda Banken AB, 2.618% (LIBOR 1 Month+12 basis points), 8/13/2019 (7)	2,500,000	2,500,000
State Street Bank and Trust Co., 2.731% (LIBOR 1 Month+25 basis points), 4/22/2019 (7)	3,000,000	3,000,000
Sumitomo Mitsui Banking Corp.:
2.693% (LIBOR 1 Month+20 basis points), 3/28/2019 (7)	3,000,000	3,000,000
2.922% (LIBOR 3 Month+15 basis points), 4/23/2019 (7)	2,500,000	2,500,000
Sumitomo Mitsui Trust Bank, Ltd., 2.917% (LIBOR 3 Month+12 basis points), 7/8/2019 (7)	3,000,000	3,000,000
Toronto-Dominion Bank:
2.909% (LIBOR 3 Month+13 basis points), 7/16/2019 (7)	2,000,000	2,000,000
2.927% (LIBOR 3 Month+13 basis points), 10/15/2019 (7)	3,000,000	3,000,000
U.S. Bank NA, 2.910% 7/23/2019	2,500,000	2,500,000
Wells Fargo Bank NA:
2.790% (LIBOR 1 Month+30 basis points), 7/23/2019 (7)	3,500,000	3,500,000

Description	Principal Amount	Value
Certificates of Deposit (continued)

Banks (continued)
2.947% (LIBOR 3 Month+14 basis points), 6/28/2019 (7)	$3,000,000	$3,000,000
3.004% (LIBOR 3 Month+20 basis points), 1/8/2020 (7)	3,000,000	3,000,000
Westpac Banking Corp., 2.700% (FEDL 1 Month+30 basis points), 2/14/2020 (7)	2,500,000	2,500,000

Total Certificates of Deposit		83,500,913
Commercial Paper — 48.6%

Asset-Backed Securities — 25.6%
Atlantic Asset Securitization LLC, 2.814% (LIBOR 1 Month+30 basis points), 5/2/2019 (5)(7)	3,000,000	3,000,000
Bedford Row Funding Corp.:
2.737% (LIBOR 1 Month+22 basis points), 9/9/2019 (5)(7)	3,000,000	3,000,000
2.779% (LIBOR 1 Month+29 basis points), 3/15/2019 (5)(7)	2,500,000	2,500,000
2.817% (LIBOR 1 Month+30 basis points), 4/11/2019 (5)(7)	2,000,000	2,000,000
2.833% (LIBOR 1 Month+32 basis points), 6/6/2019 (5)(7)	3,000,000	3,000,000
2.952% (LIBOR 3 Month+13 basis points), 6/27/2019 (5)(7)	2,500,000	2,500,000
CAFCO LLC:
2.560% 6/5/2019 (6)	3,000,000	2,979,520
2.620% 5/2/2019 (6)	2,500,000	2,488,719
Crown Point Capital Co. LLC, 2.650% 4/10/2019 (5)(6)	4,500,000	4,486,750
Kells Funding LLC, 2.550% 5/20/2019 (6)	5,000,000	4,971,667
Lexington Parker Capital Co. LLC:
2.500% 3/5/2019 (6)	2,000,000	1,999,444
2.530% 3/4/2019 (6)	2,500,000	2,499,473
2.570% 5/6/2019 (6)	2,850,000	2,836,572
Liberty Street Funding LLC:
2.500% 4/15/2019 (6)	3,500,000	3,489,063
2.640% 6/3/2019 (6)	2,500,000	2,482,767
LMA Americas LLC:
2.433% 3/14/2019 (6)	3,000,000	2,997,238
2.510% 3/11/2019 (6)	3,000,000	2,997,908
2.660% 4/1/2019	3,000,000	2,993,283
2.750% 4/24/2019 (6)	3,000,000	2,987,625
Longship Funding DAC:
2.440% 3/5/2019 (6)	4,500,000	4,498,780
2.440% 3/6/2019 (6)	5,000,000	4,998,306
2.450% 3/1/2019 (6)	5,000,000	5,000,000
Manhattan Asset Funding Co. LLC, 2.630% 3/8/2019 (6)	2,800,000	2,798,568
Old Line Funding LLC:
2.651% (LIBOR 1 Month+17 basis points), 3/8/2019 (5)(7)	3,000,000	3,000,000
2.661% (LIBOR 1 Month+18 basis points), 4/16/2019 (5)(7)	3,000,000	3,000,000
2.982% (LIBOR 1 Month+50 basis points), 3/21/2019 (5)(7)	2,500,000	2,500,000
Regency Markets No. 1 LLC, 2.500% 3/8/2019 (6)	7,500,000	7,496,354

(See Notes which are an integral part of the Financial Statements)

February 28, 2019 (Unaudited)

Schedules of Investments

Prime Money Market Fund (continued)

Description	Principal Amount	Value
Commercial Paper (continued)

Asset-Backed Securities (continued)
Sheffield Receivables Co. LLC:
2.460% 4/2/2019 (5)(6)	$3,000,000	$2,993,013
2.600% 5/6/2019 (6)	2,500,000	2,488,083
2.610% 6/6/2019 (6)	2,500,000	2,482,419
2.740% 5/23/2019 (6)	2,500,000	2,484,207
2.840% 6/24/2019 (6)	3,000,000	2,972,783
2.840% (SOFR+47 basis points), 5/30/2019 (5)(7)	2,500,000	2,500,000
Thunder Bay Funding LLC, 2.882% (LIBOR 1 Month+37 basis points), 3/7/2019 (5)(7)	2,500,000	2,500,000
Victory Receivables Corp., 2.760% 4/2/2019 (6)	2,500,000	2,493,867

		110,416,409

Automobiles — 1.4%
Toyota Motor Credit Corp.:
2.859% (LIBOR 3 Month+8 basis points), 4/12/2019 (7)	3,000,000	3,000,000
2.897% (LIBOR 3 Month+10 basis points), 10/11/2019 (7)	3,000,000	3,000,000

		6,000,000

Banks — 1.2%
Novartis Finance Corp., 2.430% 3/4/2019 (6)	5,000,000	4,998,988

Diversified Financial Services — 8.1%
Bedford Row Funding Corp., 2.703% (LIBOR 1 Month+21 basis points), 4/29/2019 (5)(7)	2,500,000	2,499,879
Collateralized Commercial Paper Co. LLC:
2.789% (LIBOR 1 Month+28 basis points), 3/1/2019 (7)	3,000,000	3,000,000
2.922% (LIBOR 3 Month+10 basis points), 3/15/2019 (7)	3,000,000	3,000,195
JP Morgan Securities LLC, 2.700% (LIBOR 1 Month+21 basis points), 9/23/2019 (5)(7)	2,000,000	1,998,092
Nationwide Building Society:
2.490% 3/26/2019 (6)	3,100,000	3,094,639
2.750% 6/18/2019 (6)	3,000,000	2,975,021
2.750% 7/1/2019 (6)	2,500,000	2,476,701
2.770% 5/10/2019 (6)	3,000,000	2,983,842
Skandinaviska Enskilda Banken AB, 2.700% 3/29/2019 (6)	2,500,000	2,494,750
Suncorp Group, Ltd., 2.540% 3/21/2019 (6)	3,000,000	2,995,767
Suncorp-Metway Ltd., 2.600% 3/19/2019 (5)(6)	2,500,000	2,496,750
Svensk Exportkredit AB, 2.460% 3/21/2019 (6)	5,000,000	4,993,167

		35,008,803

Foreign Banks — 8.0%
Bank of Nova Scotia, 3.041% (LIBOR 3 Month+28 basis points), 10/21/2019 (7)	2,500,000	2,502,785

Description	Shares or Principal Amount	Value
Commercial Paper (continued)

Foreign Banks (continued)
Credit Suisse AG:
2.687% (LIBOR 1 Month+17 basis points), 4/9/2019 (7)	$2,000,000	$1,999,603
2.930% 7/22/2019 (6)	2,500,000	2,500,000
Erste Abwicklungsanstalt, 2.600% 3/5/2019 (6)	3,000,000	2,999,133
Swedbank AB:
2.400% 3/1/2019 (6)	12,500,000	12,500,000
2.500% 3/22/2019 (6)	4,000,000	3,994,167
Toronto-Dominion Bank:
2.830% (LIBOR 1 Month+34 basis points), 8/23/2019 (5)(7)	2,000,000	2,000,000
2.922% (LIBOR 3 Month+15 basis points), 4/23/2019 (5)(7)	3,000,000	3,000,000
Westpac Banking Corp., 2.894% (LIBOR 3 Month+10 basis points), 10/4/2019 (5)(7)	3,000,000	2,999,782

		34,495,470

Integrated Oil — 2.3%
Equinor ASA, 2.420% 3/4/2019 (6)	10,000,000	9,997,983

Pharmaceuticals — 0.8%
Novartis Finance Corp., 2.480% 3/25/2019 (6)	3,500,000	3,494,213

Retail — 1.2%
Walmart, Inc., 2.390% 3/1/2019 (6)	5,000,000	5,000,000

Total Commercial Paper		209,411,866
Municipals — 0.4%

Colorado — 0.4%
Colorado Housing & Finance Authority, 2.430%, 3/7/2019 (7)	2,000,000	2,000,000
Mutual Funds — 3.9%
BlackRock Liquidity Funds T-Fund Portfolio — Institutional Class, 2.290%	7,000,000	7,000,000
Invesco Government & Agency Portfolio — Institutional Class, 2.296%	10,000,000	10,000,000

Total Mutual Funds		17,000,000
Repurchase Agreements — 27.7%
Agreement with Fixed Income Clearing Corp., 1.400%, dated 2/28/2019, to be repurchased at $9,398,694 on 3/1/2019, collateralized by a U.S. Government Treasury Obligation with various maturities to 7/31/2020, with a fair value of $9,590,748	$9,398,328	9,398,328

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Prime Money Market Fund (continued)

Description	Principal Amount	Value
Repurchase Agreements (continued)
Agreement with Fixed Income Clearing Corp., 2.580%, dated 2/28/2019, to be repurchased at $65,004,658 on 3/1/2019, collateralized by a U.S. Government Treasury Obligation with various maturities to 2/15/2047, with a fair value of $66,303,014	$65,000,000	$65,000,000
Agreement with Goldman Sachs Group, INC., 2.530%, dated 2/28/2019, to be repurchased at $30,002,108 on 3/1/2019, collateralized by a U.S. Government Treasury Obligation with a maturity of 12/1/2042, with a fair value of $30,600,000	30,000,000	30,000,000
Agreement with Merrill Lynch, Pierce, Fenner & Smith, INC., 2.570%, dated 2/28/2019, to be repurchased at $15,001,074 on 3/1/2019, collateralized by a U.S. Government Treasury Obligation with various maturities to 1/20/2049, with a fair value of $15,300,000	15,000,000	15,000,000

Total Repurchase Agreements		119,398,328
Total Investments — 100.0% (at amortized cost)		431,311,107
Other Assets and Liabilities — (0.0)%		(154,466)

Total Net Assets — 100.0%		$431,156,641

Institutional Prime Money Market Fund

Description	Principal Amount	Value
Certificates of Deposit — 18.2%

Banks — 18.2%
Canadian Imperial Bank of Commerce, 2.892% (LIBOR 3 Month+10 basis points), 9/20/2019 (7)	$3,500,000	$3,501,780
HSBC Bank USA NA:
2.667% (LIBOR 1 Month+15 basis points), 9/11/2019 (7)	3,000,000	3,000,092
2.730% (LIBOR 1 Month+24 basis points), 4/25/2019 (7)	3,000,000	3,001,098
2.737% (LIBOR 3 Month), 8/5/2019 (7)	3,500,000	3,500,205
2.740% 6/27/2019	3,500,000	3,501,558
2.764% (LIBOR 1 Month+25 basis points), 10/3/2019 (7)	3,000,000	3,001,995
Mizuho Bank, Ltd.:
2.650% (LIBOR 1 Month +16 basis points), 8/27/2019 (7)	4,000,000	3,999,925

Description	Principal Amount	Value
Certificates of Deposit (continued)

Banks (continued)
2.673% (LIBOR 1 Month+16 basis points), 8/8/2019 (7)	$3,000,000	$3,000,000
2.683% (LIBOR 1 Month+19 basis points), 3/11/2019 (7)	3,500,000	3,500,279
2.707% (LIBOR 1 Month+19 basis points), 4/10/2019 (7)	3,000,000	3,000,630
2.791% (LIBOR 3 Month+2 basis points), 7/25/2019 (7)	3,000,000	3,000,395
3.044% (LIBOR 3 Month+30 basis points), 4/30/2019 (7)	5,500,000	5,502,673
MUFG Bank, Ltd.:
2.740% 5/22/2019	3,000,000	3,001,271
2.819% (LIBOR 1 Month+33 basis points), 8/15/2019 (7)	3,500,000	3,503,130
2.879% (LIBOR 3 Month+10 basis points), 10/24/2019 (7)	3,500,000	3,502,534
Natixis S.A., 2.850% (SOFR+48 basis points), 6/12/2019 (7)	3,500,000	3,501,909
Natixis SA, 2.902% (LIBOR 3 Month+8 basis points), 6/26/2019 (7)	3,000,000	3,000,868
Nordea Bank AB:
2.894% (LIBOR 1 Month+40 basis points), 3/14/2019 (7)	2,500,000	2,500,216
3.062% (LIBOR 3 Month+28 basis points), 4/10/2019 (7)	2,500,000	2,500,753
Norinchukin Bank, 2.550% 3/22/2019	2,500,000	2,500,160
Skandinaviska Enskilda Banken AB, 2.618% (LIBOR 1 Month+12 basis points), 8/13/2019 (7)	3,000,000	2,999,942
State Street Bank and Trust Co., 2.731% (LIBOR 1 Month+25 basis points), 4/22/2019 (7)	4,000,000	4,001,451
Sumitomo Mitsui Banking Corp.:
2.693% (LIBOR 1 Month+20 basis points), 3/28/2019 (7)	3,500,000	3,500,663
2.922% (LIBOR 3 Month+15 basis points), 4/23/2019 (7)	3,500,000	3,500,779
Sumitomo Mitsui Trust Bank, Ltd., 2.917% (LIBOR 3 Month+12 basis points), 7/8/2019 (7)	3,000,000	3,001,170
Toronto-Dominion Bank:
2.909% (LIBOR 3 Month+13 basis points), 7/16/2019 (7)	2,500,000	2,500,045
2.927% (LIBOR 3 Month+13 basis points), 10/15/2019 (7)	4,000,000	4,002,543
U.S. Bank NA, 2.910% 7/23/2019	3,000,000	3,003,751
Wells Fargo Bank NA:
2.790% (LIBOR 1 Month+30 basis points), 7/23/2019 (7)	4,500,000	4,503,540
2.947% (LIBOR 3 Month+14 basis points), 6/28/2019 (7)	3,500,000	3,502,506
3.004% (LIBOR 3 Month+20 basis points), 1/8/2020 (7)	3,500,000	3,505,388
Westpac Banking Corp., 2.700% (FEDL 1 Month+30 basis points), 2/14/2020 (7)	3,000,000	3,000,411

Total Certificates of Deposit (identified cost $106,502,752)		106,543,660

Commercial Paper — 45.5%

Asset-Backed Securities — 22.4%
Atlantic Asset Securitization LLC, 2.814% (LIBOR 1 Month+30 basis points), 5/2/2019 (5)(7)	3,000,000	3,001,497

(See Notes which are an integral part of the Financial Statements)

February 28, 2019 (Unaudited)

Schedules of Investments

Institutional Prime Money Market Fund (continued)

Description	Principal Amount	Value
Commercial Paper (continued)

Asset-Backed Securities (continued)
Bedford Row Funding Corp.:
2.737% (LIBOR 1 Month+22 basis points), 9/9/2019 (5)(7)	$3,000,000	$3,000,000
2.779% (LIBOR 1 Month+29 basis points), 3/15/2019 (5)(7)	4,500,000	4,500,000
2.817% (LIBOR 1 Month+30 basis points), 4/11/2019 (5)(7)	2,500,000	2,500,000
2.833% (LIBOR 1 Month+32 basis points), 6/6/2019 (5)(7)	4,000,000	4,002,726
2.952% (LIBOR 3 Month+13 basis points), 6/27/2019 (5)(7)	2,500,000	2,500,000
CAFCO LLC:
2.560% 6/5/2019 (6)	4,000,000	3,972,657
2.620% 5/2/2019 (6)	3,250,000	3,235,531
Crown Point Capital Co. LLC, 2.650% 4/10/2019 (5)(6)	5,500,000	5,484,334
Kells Funding LLC, 2.550% 5/20/2019 (6)	5,000,000	4,971,526
Lexington Parker Capital Co. LLC:
2.500% 3/5/2019 (6)	3,500,000	3,498,799
2.530% 3/4/2019 (6)	2,500,000	2,499,314
2.570% 5/6/2019 (6)	4,000,000	3,981,188
Liberty Street Funding LLC:
2.500% 4/15/2019 (6)	4,000,000	3,987,161
2.640% 6/3/2019 (6)	3,000,000	2,979,836
LMA Americas LLC:
2.433% 3/14/2019 (6)	3,000,000	2,997,161
2.470% 3/8/2019 (6)	5,000,000	4,997,313
2.510% 3/11/2019 (6)	4,000,000	3,997,036
2.648% 4/1/2019 (6)	3,000,000	2,993,440
2.750% 4/24/2019 (6)	3,000,000	2,988,482
Longship Funding DAC:
2.440% 3/5/2019 (6)	8,500,000	8,497,110
2.440% 3/6/2019 (6)	4,500,000	4,498,162
2.450% 3/1/2019 (6)	5,000,000	4,999,662
Manhattan Asset Funding Co. LLC, 2.630% 3/8/2019 (6)	3,000,000	2,998,387
Old Line Funding LLC:
2.651% (LIBOR 1 Month+17 basis points), 3/8/2019 (5)(7)	3,000,000	3,000,000
2.661% (LIBOR 1 Month+18 basis points), 4/16/2019 (5)(7)	4,000,000	4,000,000
2.982% (LIBOR 1 Month+50 basis points), 3/21/2019 (5)(7)	2,500,000	2,500,802
Regency Markets No. 1 LLC, 2.500% 3/8/2019 (6)	5,000,000	4,997,291
Sheffield Receivables Co. LLC:
2.460% 4/2/2019 (5)(6)	3,500,000	3,492,108
2.600% 5/6/2019 (6)	3,000,000	2,985,534
2.610% 6/6/2019 (6)	3,500,000	3,474,485
2.740% 5/23/2019 (6)	2,500,000	2,484,524
2.840% 6/24/2019 (6)	3,000,000	2,974,055
2.840% (SOFR+47 basis points), 5/30/2019 (5)(7)	3,000,000	3,000,000
Thunder Bay Funding LLC, 2.882% (LIBOR 1 Month+37 basis points), 3/7/2019 (5)(7)	2,500,000	2,500,228
Victory Receivables Corp., 2.760% 4/2/2019 (6)	3,000,000	2,993,174

		131,483,523

Automobiles — 1.3%
Toyota Motor Credit Corp.:
2.859% (LIBOR 3 Month+8 basis points), 4/12/2019 (7)	3,500,000	3,500,000

Description	Principal Amount	Value
Commercial Paper (continued)

Automobiles (continued)
2.897% (LIBOR 3 Month+10 basis points), 10/11/2019 (7)	$4,000,000	$4,002,759

		7,502,759

Banks — 2.2%
Commonwealth Bank of Australia, 2.838% (LIBOR 3 Month+10 basis points), 5/3/2019 (5)(7)	5,500,000	5,501,195
Novartis Finance Corp., 2.430% 3/4/2019 (6)	7,500,000	7,498,017

		12,999,212

Diversified Financial Services — 8.1%
Bedford Row Funding Corp., 2.703% (LIBOR 1 Month+21 basis points), 4/29/2019 (5)(7)	2,500,000	2,500,838
Collateralized Commercial Paper Co. LLC:
2.789% (LIBOR 1 Month+28 basis points), 3/1/2019 (7)	3,000,000	3,000,032
2.921% (LIBOR 3 Month+10 basis points), 3/15/2019 (7)	3,500,000	3,500,130
JP Morgan Securities LLC:
2.700% (LIBOR 1 Month+21 basis points), 9/23/2019 (5)(7)	3,000,000	3,001,064
2.717% (LIBOR 1 Month+20 basis points), 4/9/2019 (5)(7)	2,675,000	2,675,624
2.965% (LIBOR 3 Month+20 basis points), 7/26/2019 (7)	3,000,000	3,002,644
Nationwide Building Society:
2.490% 3/26/2019 (6)	3,750,000	3,743,251
2.750% 6/18/2019 (6)	3,500,000	3,470,355
2.750% 7/1/2019 (6)	3,000,000	2,971,597
2.770% 5/10/2019 (6)	3,500,000	3,481,570
Skandinaviska Enskilda Banken AB, 2.700% 3/29/2019 (6)	3,300,000	3,293,665
Suncorp Group, Ltd., 2.540% 3/21/2019 (6)	3,500,000	3,494,743
Suncorp-Metway Ltd., 2.600% 3/19/2019 (5)(6)	3,000,000	2,995,924
Svensk Exportkredit AB, 2.460% 3/21/2019 (6)	6,500,000	6,490,843

		47,622,280

Foreign Banks — 7.2%
Bank of Nova Scotia, 3.041% (LIBOR 3 Month+28 basis points), 10/21/2019 (7)	2,500,000	2,504,643
Credit Suisse AG:
2.687% (LIBOR 1 Month+17 basis points), 4/9/2019 (7)	2,000,000	2,000,009
2.930% 7/22/2019	3,500,000	3,503,909
Erste Abwicklungsanstalt, 2.600% 3/5/2019 (6)	3,500,000	3,498,845
Swedbank AB:
2.400% 3/1/2019 (6)	17,500,000	17,498,833
2.500% 3/22/2019 (6)	4,000,000	3,994,177
Toronto-Dominion Bank:
2.830% (LIBOR 1 Month+34 basis points), 8/23/2019 (5)(7)	3,000,000	3,003,001
2.922% (LIBOR 3 Month+15 basis points), 4/23/2019 (5)(7)	3,000,000	3,000,652
Westpac Banking Corp., 2.894% (LIBOR 3 Month+10 basis points), 10/4/2019 (5)(7)	3,500,000	3,501,707

		42,505,776

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Institutional Prime Money Market Fund (continued)

Description	Shares or Principal Amount	Value
Commercial Paper (continued)

Integrated Oil — 1.7%
Equinor ASA, 2.420% 3/4/2019 (6)	$10,000,000	$9,997,357

Pharmaceuticals — 0.9%
Novartis Finance Corp., 2.480% 3/25/2019 (6)	5,000,000	4,991,583

Retail — 1.7%
Walmart, Inc., 2.390% 3/1/2019 (6)	10,000,000	9,999,333

Total Commercial Paper (identified cost $267,077,359)		267,101,823

Mutual Funds — 2.2%
BlackRock Liquidity Funds T-Fund Portfolio — Institutional Class, 2.290%	3,114,182	3,114,182
Invesco Government & Agency Portfolio — Institutional Class, 2.296%	10,000,000	10,000,000

Total Mutual Funds (identified cost $13,114,182)		13,114,182

Repurchase Agreements — 34.1%
Agreement with Fixed Income Clearing Corp., 2.580%, dated 2/28/2019, to be repurchased at $105,007,525 on 3/1/2019, collateralized by a U.S. government treasury obligation with a maturity of 9/15/2021, with a fair value of $107,104,294	$105,000,000	105,000,000
Agreement with Goldman Sachs Group, Inc., 2.530%, dated 2/28/2019, to be repurchased at $75,005,271 on 3/1/2019, collateralized by U.S. government agency obligations with various maturities to 1/1/2048, with a fair value of $76,500,000	75,000,000	75,000,000
Agreement with Merrill Lynch, Pierce, Fenner & Smith, Inc., 2.570%, dated 2/28/2019, to be repurchased at $20,001,428 on 3/1/2019, collateralized by U.S. government agency obligation with various maturities to 12/20/2048, with a fair value of $20,400,000	20,000,000	20,000,000

Total Repurchase Agreements (identified cost $200,000,000)		200,000,000

Total Investments — 100.0% (identified cost $586,694,293)		586,759,665
Other Assets and Liabilities — (0.0)%		(254,412)

Total Net Assets — 100.0%		$586,505,253

(See Notes which are an integral part of the Financial Statements)

Notes to Schedules of Investments

The categories of investments are shown as a percentage of total net assets for each Fund as of February 28, 2019. Call dates contained within the Schedules of Investments represent the next possible date the security can be redeemed, at the option of the issuer, determined as of February 28, 2019. Maturity dates contained within the Schedules of Investments represent the stated legal maturity date or mandatory put date. Certain securities may be subject to demand features which allow the security to be redeemed prior to final maturity date. In accordance with Rule 2a-7, securities held in the money market funds provide for the return of principal and interest within 397 days due to a scheduled final maturity date or through specific demand features. Demand features entitle a Fund to receive the principal amount of the instrument from the issuer or a third party (1) on no more than 30 calendar days’ notice or (2) at specified intervals not exceeding 397 calendar days.

*

A Summary Schedule of Investments is presented for this portfolio. A complete Schedule of Investments is available by accessing the SEC’s website, www.sec.gov. For all items listed as “Other securities” in this summary Schedule of Investments, this represents issues not identified as top-fifty unaffiliated holdings in terms of value and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of August 31, 2018. In certain instances, securities for which footnotes listed below may otherwise apply are included in the “Other securities” caption.

(1)	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers.
(2)	Non-income producing.
(3)	Please refer to Note 2, subsection Securities Lending, in the Notes to Financial Statements.
(4)	Denotes an investment in an affiliated entity. Please refer to Note 6, subsection Investments in Affiliated Issuers, in the Notes to Financial Statements.
(5)

Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based on criteria approved by the Board of Directors of the BMO Funds. At February 28, 2019 these securities amounted to:

Fund	Amount	% of Total Net Assets

Global Low Volatility Equity Fund	$772,963	2.18%

Disciplined International Equity Fund	3,319,611	4.16

Alternative Strategies Fund

Long	80,760	0.13

Short	76,226	0.12

Global Long/Short Equity Fund

Long	48,849	0.84

Short	—	—

Ultra Short Tax-Free Fund	141,955,977	23.97

Short Tax-Free Fund	12,565,614	7.07

Fund	Amount	% of Total Net Assets

Short-Term Income Fund	$36,201,877	14.34%

Intermediate Tax-Free Fund	59,502,465	3.39

Strategic Income Fund	26,784,474	33.72

TCH Corporate Income Fund	42,069,808	14.70

TCH Core Plus Bond Fund	110,799,625	11.57

High Yield Bond Fund	3,952,182	37.94

Tax-Free Money Market Fund	112,600,000	25.57

Prime Money Market Fund	51,974,266	0.12

Institutional Prime Money Market Fund	69,661,700	11.88

(6)	Each issue shows the rate of the discount at the time of purchase.
(7)

Denotes a variable rate security. The rate shown is the current interest rate as of February 28, 2019. Rate fluctuations are based underlying positions and/or other variables. For securities whose yields vary with a designated market index or market rate, the reference rate and spread are indicated in the description.

(8)	Securities have redemption features that may delay redemption beyond seven days.
(9)	Purchased on a when-issued or delayed delivery basis.

The following acronyms may be referenced throughout this report:

ACA     — American Capital Access Corporation

ADED   — Arkansas Department of Economic Development

ADR    — American Depository Receipt

AGC     — Assured Guaranty Corporation

AGM   — Assured Guaranty Municipal

AMBAC   — American Municipal Bond Assurance Corporation

AMT    — Alternative Minimum Tax

BAM   — Build America Mutual Assurance Company

BHAC   — Berkshire Hathaway Assurance Corporation

BMA   — Bond Market Association

CFC    — Cooperative Finance Corporation

CIFG    — CDC IXIS Financial Guaranty

CMI     — California Mortgage Insurance

COLL   — Collateralized

ETF    — Exchange Traded Fund

FCPR DLY  — Federal Reserve Bank Prime Loan Rate

FDIC    — Federal Depository Insurance Corporation

FGIC    — Financial Guaranty Insurance Corporation

FHA     — Federal Housing Administration

FHLB    — Federal Home Loan Bank

FHLMC   — Federal Home Loan Mortgage Corporation

FNMA  — Federal National Mortgage Association

FRN     — Floating Rate Note

FSA     — Financial Security Assurance Corporation

GDR    — Global Depository Receipt

GNMA    — Government National Mortgage Association

GO    — Government Obligation

HFDC    — Health Facility Development Corporation

HUD    — Department of Housing and Urban Development

IDC    — Industrial Development Corporation

IMI    — Investors Mortgage Insurance Company

INS    — Insured

LIBOR   — London Interbank Offered Rate

LIQ    — Liquidity Agreement

LLC    — Limited Liability Corporation

LOC     — Letter of Credit

LP    — Limited Partnership

LT     — Limited Tax

MAC    — Municipal Assurance Corporation

MBIA    — Municipal Bond Insurance Association

MHF    — Maryland Housing Fund

MTN    — Medium Term Note

NATL    — National Public Finance Guarantee

PCA     — Pollution Control Authority

PLC   — Public Limited Company

PSF   — Permanent School Fund Guaranteed

PUFG    — Permanent University Fund Guarantee

Q-SBLF   — Qualified School Bond Loan Fund

RADIAN  — Radian Asset Assurance

REITs    — Real Estate Investment Trusts

REMIC    — Real Estate Mortgage Investment Conduit

SAW    — State Aid Withholding

SIFMA    — Securities Industry and Financial Markets Association

TCRs    — Transferable Custody Receipts

TLGP   — Temporary Liquidity Guarantee Program

TRANs    — Tax and Revenue Anticipation Notes

UT     — Unlimited Tax

VRNs    — Variable Rate Notes

XLCA    — XL Capital Assurance

February 28, 2019 (Unaudited)

Statements of Assets and Liabilities	BMO Funds

	Low Volatility Equity Fund		Dividend Income Fund		Large-Cap Value Fund		Large-Cap Growth Fund		Mid-Cap Value Fund
Assets:
Investments in unaffiliated issuers, at value	$216,916,133	(1)	$315,535,183	(1)	$440,130,865	(1)	$501,998,510	(1)	$252,693,439	(1)
Cash sweep investments in affiliated issuers, at value	3,159,983		6,462,305		3,185,825		10,674,510		3,724,762
Dividends and interest receivable	356,198		641,979		933,803		501,213		361,642
Receivable for capital stock sold	195,566		730,893		191,202		1,002,064		71,010
Prepaid expenses and other receivables	32,113		29,989		38,816		45,723		25,890

Total assets	220,659,993		323,400,349		444,480,511		514,222,020		256,876,743

Liabilities:
Payable for return of securities lending collateral	67,630,658		101,536,426		122,679,982		144,779,531		83,041,749
Payable for investments purchased	—		2,290,643		—		—		—
Payable for capital stock redeemed	379,422		221,476		467,718		495,276		207,330
Payable to affiliates, net (Note 6)	60,771		86,479		93,597		120,373		110,405
Other liabilities	11,879		9,568		22,919		21,503		30,783

Total liabilities	68,082,730		104,144,592		123,264,216		145,416,683		83,390,267

Total net assets	$152,577,263		$219,255,757		$321,216,295		$368,805,337		$173,486,476

Net assets consist of:
Paid-in capital	$124,663,618		$186,189,251		$284,296,512		$268,811,741		$157,735,078
Distributable earnings	27,913,645		33,066,506		36,919,783		99,993,596		15,751,398

Total net assets	$152,577,263		$219,255,757		$321,216,295		$368,805,337		$173,486,476

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares:
Net asset value, offering price and redemption proceeds per share	$—		$—		$—		$17.21		$—
Advisor class of shares:
Net asset value, offering price and redemption proceeds per share	14.61		14.34		14.31		17.18		10.56
Offering price per share(2)	15.38		15.09		15.06		18.08		11.12
Institutional class of shares:
Net asset value, offering price and redemption proceeds per share	14.67		14.29		14.33		17.37		10.48
Retirement class R-6 of shares:
Net asset value, offering price and redemption proceeds per share	—		—		14.34		17.40		10.48

Net assets:
Investor class of shares	$—		$—		$—		$59,441,749		$—
Advisor class of shares	25,572,789		12,525,289		20,736,342		840,006		47,140,766
Institutional class of shares	127,004,474		206,730,468		229,642,454		249,762,074		97,799,152
Retirement class R-6 of shares	—		—		70,837,499		58,761,508		28,546,558

Total net assets	$152,577,263		$219,255,757		$321,216,295		$368,805,337		$173,486,476

Shares outstanding:
Investor class of shares	—		—		—		3,454,621		—
Advisor class of shares	1,750,265		873,513		1,448,746		48,882		4,464,567
Institutional class of shares	8,658,077		14,462,418		16,024,104		14,379,284		9,335,607
Retirement class R-6 of shares	—		—		4,940,283		3,377,811		2,724,003

Total shares outstanding	10,408,342		15,335,931		22,413,133		21,260,598		16,524,177

Investments, at cost:
Investments in unaffiliated issuers	$191,449,292		$281,910,623		$396,631,151		$406,209,487		$234,298,934
Cash sweep investments in affiliated issuers	3,159,301		6,462,039		3,185,275		10,674,483		3,724,452

Total investments, at cost	$194,608,593		$288,372,662		$399,816,426		$416,883,970		$238,023,386

(1)	Including $66,922,392, $100,473,080, $121,395,208, $143,263,318 and $82,172,090, respectively, of securities on loan. A security on loan value represents both market value and accrued interest.
(2)	Computation of offering price per share 100/95 of net asset value.

(See Notes which are an integral part of the Financial Statements)

February 28, 2019 (Unaudited)

Statements of Assets and Liabilities	BMO Funds

	Mid-Cap Growth Fund		Small-Cap Value Fund		Small-Cap Core Fund		Small-Cap Growth Fund		Global Low Volatility Equity Fund
Assets:
Investments in unaffiliated issuers, at value	$161,536,734	(1)	$91,897,250	(1)	$30,628,670	(1)	$179,304,488	(1)	$35,574,640	(1)
Cash sweep investments in affiliated issuers, at value	1,237,849		1,478,856		268,152		1,731,886		336,361
Cash denominated in foreign currencies	—		—		—		—		98,494
Dividends and interest receivable	58,470		61,391		11,643		50,115		95,766
Receivable for investments sold	—		211,741		—		3,933,099		—
Receivable for capital stock sold	55,295		130,674		4,254		98,812		—
Prepaid expenses and other receivables	25,723		30,200		22,473		27,975		17,939

Total assets	162,914,071		93,810,112		30,935,192		185,146,375		36,123,200

Liabilities:
Payable for return of securities lending collateral	52,633,924		29,841,545		10,100,431		56,559,511		615,475
Payable for investments purchased	—		407,650		—		3,542,175		—
Payable for capital stock redeemed	221,426		199,610		5,317		226,826		—
Payable for foreign tax expense	—		—		—		—		977
Payable to affiliates, net (Note 6)	61,991		31,405		2,265		80,836		6,154
Other liabilities	26,956		28,979		2,468		28,772		23,629

Total liabilities	52,944,297		30,509,189		10,110,481		60,438,120		646,235

Total net assets	$109,969,774		$63,300,923		$20,824,711		$124,708,255		$35,476,965

Net assets consist of:
Paid-in capital	$86,872,996		$58,528,854		$19,718,068		$108,305,218		$31,302,273
Distributable earnings	23,096,778		4,772,069		1,106,643		16,403,037		4,174,692

Total net assets	$109,969,774		$63,300,923		$20,824,711		$124,708,255		$35,476,965

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Advisor class of shares:
Net asset value, offering price and redemption proceeds per share	$14.21		$12.32		$12.16		$16.12		$11.27
Offering price per share(2)	14.96		12.97		12.80		16.97		11.86
Institutional class of shares:
Net asset value, offering price and redemption proceeds per share	15.04		12.52		12.29		16.93		11.33
Retirement class R-6 of shares:
Net asset value, offering price and redemption proceeds per share	15.16		12.62		—		—		—

Net assets:
Advisor class of shares	$14,921,955		$3,792,697		$2,474,457		$43,406,185		$294,865
Institutional class of shares	76,694,396		49,380,530		18,350,254		81,302,070		35,182,100
Retirement class R-6 of shares	18,353,423		10,127,696		—		—		—

Total net assets	$109,969,774		$63,300,923		$20,824,711		$124,708,255		$35,476,965

Shares outstanding:
Advisor class of shares	1,050,217		307,913		203,459		2,692,331		26,153
Institutional class of shares	5,101,017		3,943,151		1,493,372		4,802,806		3,105,670
Retirement class R-6 of shares	1,210,249		802,250		—		—		—

Total shares outstanding	7,361,483		5,053,314		1,696,831		7,495,137		3,131,823

Investments, at cost:
Investments in unaffiliated issuers	$143,555,466		$86,634,886		$28,310,030		$162,606,847		$31,674,982
Cash sweep investments in affiliated issuers	1,237,849		1,478,856		268,116		1,731,886		336,275

Total investments, at cost	$144,793,315		$88,113,742		$28,578,146		$164,338,733		$32,011,257

(1)	Including $52,082,712, $29,529,027, $9,994,654, $55,967,188 and $583,933, respectively, of securities on loan. A security on loan value represents both market value and accrued interest.
(2)	Computation of offering price per share 100/95 of net asset value.

(See Notes which are an integral part of the Financial Statements)

February 28, 2019 (Unaudited)

Statements of Assets and Liabilities	BMO Funds

	Disciplined International Equity Fund		Pyrford International Stock Fund	LGM Emerging Markets Equity Fund	Alternative Strategies Fund	Global Long/Short Equity Fund
Assets:
Investments in unaffiliated issuers, at value	$78,005,848		$632,669,119	$218,024,093	$31,539,752	$5,945,656
Cash sweep investments in affiliated issuers, at value	1,158,858		21,439,620	8,973,759	32,328,306	90,237
Cash	—		—	—	116,311	—
Deposit held at broker for:
Securities sold short	—		—	—	4,927,142	—
Futures contracts	—		—	—	885,986	—
Forward foreign currency contracts	—		—	—	131,700	—
Swaps contracts	—		—	—	1,000,000	10,000
Cash denominated in foreign currencies	142,068	(1)	148	146,328	1,321,920	957
Dividends and interest receivable	362,811		4,593,870	76,877	175,694	15,848
Receivable for investments sold	4,853,312		957,816	582,814	288,204	—
Receivable for capital stock sold	—		1,996,988	1,358,514	142,094	—
Receivable for daily variation margin on futures contracts	—		—	—	204,949	—
Receivable for forward foreign currency contracts	—		—	—	209,357	—
Receivable for swap contracts	—		—	—	127,254	—
Receivable from affiliates, net (Note 6)	—		—	—	—	7,430
Prepaid expenses and other receivables	23,436		55,257	39,891	29,403	22,927

Total assets	84,546,333		661,712,818	229,202,276	73,428,072	6,093,055

Liabilities:
Securities sold short, at value (proceeds 8,216,427)	—		—	—	8,286,579	—
Payable for dividends and interest on securities sold short	—		—	—	16,005	275
Payable for return of securities lending collateral	—		11,637,973	2,610,575	—	156,783
Payable for investments purchased	4,561,179		2,616,504	3,667	421,986	—
Payable for capital stock redeemed	173,997		690,298	102,413	176,640	—
Payable for daily variation margin on futures contracts	—		—	—	135,739	—
Payable for forward foreign currency contracts	—		—	—	302,186	—
Payable swap contracts	—		—	—	585,030	103,477
Payable for foreign tax expense	7,585		146,761	51,003	857	594
Payable to affiliates, net (Note 6)	36,791		389,104	156,246	28,118	—
Other liabilities	15,798		119,855	90,915	94,968	7,535

Total liabilities	4,795,350		15,600,495	3,014,819	10,048,108	268,664

Total net assets	$79,750,983		$646,112,323	$226,187,457	$63,379,964	$5,824,391

Net assets consist of:
Paid-in capital	$79,127,604		$634,126,901	$207,630,336	$66,507,908	$5,637,354
Distributable earnings (accumulated loss)	623,379		11,985,422	18,557,121	(3,127,944)	187,037

Total net assets	$79,750,983		$646,112,323	$226,187,457	$63,379,964	$5,824,391

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Advisor class of shares:
Net asset value, offering price and redemption proceeds per share	$10.33		$12.87	$14.99	$9.27	$11.22
Offering price per share	10.87		13.55	15.78	9.76	11.81
Institutional class of shares:
Net asset value, offering price and redemption proceeds per share	10.34		12.63	14.90	9.37	11.27
Retirement class R-6 of shares:
Net asset value, offering price and redemption proceeds per share	—		12.63	—	—	—

Net assets:
Advisor class of shares	$178,525		$5,108,504	$5,405,772	$42,497	$695,845
Institutional class of shares	79,572,458		471,426,581	220,781,685	63,337,467	5,128,546
Retirement class R-6 of shares	—		169,577,238	—	—	—

Total net assets	$79,750,983		$646,112,323	$226,187,457	$63,379,964	$5,824,391

Shares outstanding:
Advisor class of shares	17,278		396,780	360,716	4,583	62,013
Institutional class of shares	7,695,811		37,339,389	14,822,382	6,763,050	455,015
Retirement class R-6 of shares	—		13,426,551	—	—	—

Total shares outstanding	7,713,089		51,162,720	15,183,098	6,767,633	517,028

Investments, at cost:
Investments in unaffiliated issuers	$75,545,646		$583,089,067	$198,329,498	$30,246,517	$5,580,586
Cash sweep investments in affiliated issuers	1,158,682		21,436,323	8,972,563	32,322,796	90,237

Total investments, at cost	$76,704,328		$604,525,390	$207,302,061	$62,569,313	$5,670,823

(1)	Identified cost of cash denominated in foreign currencies is $2,385,841.

(See Notes which are an integral part of the Financial Statements)

February 28, 2019 (Unaudited)

Statements of Assets and Liabilities	BMO Funds

	Ultra Short Tax-Free Fund	Short Tax-Free Fund	Short-Term Income Fund		Intermediate Tax-Free Fund	Strategic Income Fund
Assets:
Investments in unaffiliated issuers, at value	$595,035,396	$172,687,869	$272,116,462	(1)	$1,724,603,386	$93,956,638	(1)
Cash sweep investments in affiliated issuers, at value	248,241	170,976	9,367,334		—	1,314,631
Investments in repurchase agreements	—	—	—		388,167	—
Cash	196	—	—		—	—
Deposit held at broker	—	—	—		—	100,365
Dividends and interest receivable	3,205,848	1,461,061	1,156,311		17,456,714	987,682
Receivable for investments sold	—	4,012,013	—		25,922,577	—
Receivable for capital stock sold	694,736	457,555	270,577		2,230,065	500,941
Prepaid expenses and other receivables	36,961	20,591	19,816		91,760	22,676

Total assets	599,221,378	178,810,065	282,930,500		1,770,692,669	96,882,933

Liabilities:
Payable for return of securities lending collateral	—	—	29,843,111		—	16,767,598
Payable for investments purchased	5,375,867	—	—		9,446,348	614,939
Payable for capital stock redeemed	987,417	727,948	287,725		3,027,302	16,606
Payable for foreign tax expense	—	—	477		—	—
Payable to affiliates, net (Note 6)	100,693	47,057	46,636		462,015	25,893
Payable for income distribution	369,786	199,859	224,194		894,083	15,480
Other liabilities	51,914	29,964	23,847		146,859	17,802

Total liabilities	6,885,677	1,004,828	30,425,990		13,976,607	17,458,318

Total net assets	$592,335,701	$177,805,237	$252,504,510		$1,756,716,062	$79,424,615

Net assets consist of:
Paid-in capital	$592,063,251	$177,518,833	$255,214,778		$1,726,696,552	$84,545,329
Distributable earnings (accumulated loss)	272,450	286,404	(2,710,268)		30,019,510	(5,120,714)

Total net assets	$592,335,701	$177,805,237	$252,504,510		$1,756,716,062	$79,424,615

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares:
Net asset value, offering price and redemption proceeds per share	$—	$—	$—		$11.17	$9.11
Advisor class of shares:
Net asset value, offering price and redemption proceeds per share	10.08	10.16	9.30		11.17	9.11
Offering price per share	10.29	10.37	9.49		11.58	9.44
Institutional class of shares:
Net asset value, offering price and redemption proceeds per share	10.07	10.17	9.31		11.16	9.11

Net assets:
Investor class of shares	$—	$—	$—		$536,595,023	$57,155,439
Advisor class of shares	19,542,269	5,304,104	24,193,002		6,579,256	12,544,464
Institutional class of shares	572,793,432	172,501,133	228,311,508		1,213,541,783	9,724,712

Total net assets	$592,335,701	$177,805,237	$252,504,510		$1,756,716,062	$79,424,615

Shares outstanding:
Investor class of shares	—	—	—		48,038,611	6,272,399
Advisor class of shares	1,939,596	521,959	2,602,221		589,001	1,376,721
Institutional class of shares	56,896,467	16,964,004	24,511,849		108,746,814	1,067,979

Total shares outstanding	58,836,063	17,485,963	27,114,070		157,374,426	8,717,099

Investments, at cost:
Investments in unaffiliated issuers	$594,767,057	$172,189,068	$272,568,325		$1,678,887,280	$95,460,090
Cash sweep investments in affiliated issuers	248,241	170,976	9,366,579		—	1,314,420

Total investments, at cost	$595,015,298	$172,360,044	$281,934,904		$1,678,887,280	$96,774,510

(1)	Including $29,530,577, $16,591,998 respectively, of securities on loan. A security on loan value represents both market value and accrued interest.

(See Notes which are an integral part of the Financial Statements)

February 28, 2019 (Unaudited)

Statements of Assets and Liabilities	BMO Funds

	TCH Corporate Income Fund		TCH Core Plus Bond Fund		High Yield Bond Fund
Assets:
Investments in unaffiliated issuers, at value	$343,227,623	(1)	$1,046,108,863	(1)	$13,581,118	(1)
Cash sweep investments in affiliated issuers, at value	20,340,939		36,822,091		679,576
Cash	—		81,375		—
Deposit held at broker	250,912		250,912		—
Dividends and interest receivable	2,934,499		7,313,510		175,156
Receivable for investments sold	4,079,114		6,120,314		—
Receivable for capital stock sold	583,673		1,912,706		—
Receivable from affiliates, net (Note 6)	—		—		6,065
Prepaid expenses and other receivables	35,037		59,615		22,172

Total assets	371,451,797		1,098,669,386		14,464,087

Liabilities:
Payable for return of securities lending collateral	73,395,557		137,544,882		3,998,481
Payable for investments purchased	11,211,380		—		—
Payable for capital stock redeemed	316,316		2,567,252		26,747
Payable to affiliates, net (Note 6)	77,639		196,934		—
Payable for capital gains distribution	210,005		—		—
Payable for income distribution	90,785		281,745		1,983
Other liabilities	11,205		56,431		20,971

Total liabilities	85,312,887		140,647,244		4,048,182

Total net assets	$286,138,910		$958,022,142		$10,415,905

Net assets consist of:
Paid-in capital	$290,557,031		$977,286,306		$13,708,702
Accumulated loss	(4,418,121)		(19,264,164)		(3,292,797)

Total net assets	$286,138,910		$958,022,142		$10,415,905

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares:
Net asset value, offering price and redemption proceeds per share	$12.65		$11.38		$—
Advisor class of shares:
Net asset value, offering price and redemption proceeds per share	12.65		11.38		9.19
Offering price per share	13.11		11.79		9.52
Institutional/Premier class of shares:
Net asset value, offering price and redemption proceeds per share	12.64		11.38		9.18

Net assets:
Investor class of shares	$88,766,425		$68,947,551		$—
Advisor class of shares	3,533,386		3,042,684		769,617
Institutional/Premier class of shares	193,839,099		886,031,907		9,646,288

Total net assets	$286,138,910		$958,022,142		$10,415,905

Shares outstanding:
Investor class of shares	7,016,033		6,057,934		—
Advisor class of shares	279,285		267,358		83,759
Institutional/Premier class of shares	15,337,686		77,874,934		1,050,908

Total shares outstanding	22,633,004		84,200,226		1,134,667

Investments, at cost:
Investments in unaffiliated issuers	$346,564,034		$1,055,961,017		$13,722,655
Cash sweep investments in affiliated issuers	20,339,120		36,816,236		679,450

Total investments, at cost	$366,903,154		$1,092,777,253		$14,402,105

(1)	Including $72,626,917, $136,104,435 and $3,956,607, respectively, of securities on loan. A security on loan value represents both market value and accrued interest.

(See Notes which are an integral part of the Financial Statements)

February 28, 2019 (Unaudited)

Statements of Assets and Liabilities	BMO Funds

	Government Money Market Fund	Tax-Free Money Market Fund	Prime Money Market Fund	Institutional Prime Money Market Fund
Assets:
Investments in unaffiliated issuers, at value	$1,624,414,888	$435,926,216	$311,912,779	$386,759,665
Investments in repurchase agreements	1,327,422,911	—	119,398,328	200,000,000
Cash	—	1,000	—	—
Dividends and interest receivable	2,784,068	1,321,275	432,715	540,802
Receivable for investments sold	—	3,671,228	—	—
Receivable for capital stock sold	160	—	—	—
Receivable for other capital stock	—	306,206	2,339,016	—
Prepaid expenses and other receivables	1,251,575	46,735	48,468	12,512

Total assets	2,955,873,602	441,272,660	434,131,306	587,312,979

Liabilities:
Payable for capital stock redeemed	54,105	—	—	—
Payable to affiliates, net (Note 6)	448,087	55,474	65,780	39,446
Payable for income distribution	4,279,162	434,546	494,308	685,632
Payable for other capital stock	—	305,706	2,345,084	—
Other liabilities	157,518	45,949	69,493	82,648

Total liabilities	4,938,872	841,675	2,974,665	807,726

Total net assets	$2,950,934,730	$440,430,985	$431,156,641	$586,505,253

Net assets consist of:
Paid-in capital	$2,950,934,996	$440,430,931	$431,180,607	$586,423,443
Distributable earnings (accumulated loss)	(266)	54	(23,966)	81,810

Total net assets	$2,950,934,730	$440,430,985	$431,156,641	$586,505,253

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares:
Net asset value, offering price and redemption proceeds per share	$1.00	$1.00	$1.00	$1.0001
Institutional/Premier class of shares:
Net asset value, offering price and redemption proceeds per share	1.00	1.00	1.00	1.0001

Net assets:
Investor class of shares	$591,858,183	$80,060,212	$195,259,027	$2,365,150
Institutional/Premier class of shares	2,359,076,547	360,370,773	235,897,614	584,140,103

Total net assets	$2,950,934,730	$440,430,985	$431,156,641	$586,505,253

Shares outstanding:
Investor class of shares	591,859,538	80,057,827	195,320,948	2,364,995
Institutional/Premier class of shares	2,359,075,457	360,400,773	235,859,696	584,094,524

Total shares outstanding	2,950,934,995	440,458,600	431,180,644	586,459,519

Investments, at cost:
Investments in unaffiliated issuers	$2,951,837,799	$435,926,216	$431,311,107	$586,694,293

Total investments, at cost	$2,951,837,799	$435,926,216	$431,311,107	$586,694,293

(See Notes which are an integral part of the Financial Statements)

Six Months Ended February 28, 2019 (Unaudited)

Statements of Operations	BMO Funds

	Low Volatility Equity Fund	Dividend Income Fund	Large-Cap Value Fund	Large-Cap Growth Fund	Mid-Cap Value Fund
Investment income:
Dividend income from:
Unaffiliated issuers	$1,586,754	$2,828,200	$4,274,997	$2,340,254	$1,939,181
Affiliated issuers	32,392	50,842	63,221	75,597	32,088
Net securities lending income from (Note 6):
Unaffiliated issuers	23,028	24,429	56,466	73,778	34,075
Affiliated issuers	10,524	11,054	25,129	34,254	15,221

Total income:	1,652,698	2,914,525	4,419,813	2,523,883	2,020,565

Expenses:
Investment advisory fees (Note 6)	316,955	441,412	606,044	660,966	604,832
Shareholder servicing fees (Note 6)	—	—	—	73,349	—
Administration fees (Note 6)	95,087	132,424	203,719	235,576	110,179
Portfolio accounting fees	16,145	16,753	29,419	30,975	19,955
Recordkeeping fees	14,680	16,474	38,126	46,114	47,616
Custodian fees (Note 6)	7,801	6,801	4,821	4,968	4,412
Registration fees	18,008	16,416	26,326	30,104	23,662
Professional fees	10,161	10,161	10,354	10,354	10,354
Printing and postage	8,168	17,497	19,059	19,798	19,972
Directors’ fees	7,776	7,776	7,776	7,776	7,776
Distribution services fees (Note 6)	30,462	9,456	25,645	1,101	60,308
Miscellaneous	4,047	2,879	11,299	9,278	4,498

Total expenses:	529,290	678,049	982,588	1,130,359	913,564

Deduct:
Expense waivers (Note 6)	(86,786)	(94,575)	(72,625)	(80,917)	(1,298)

Net expenses	442,504	583,474	909,963	1,049,442	912,266

Net investment income	1,210,194	2,331,051	3,509,850	1,474,441	1,108,299

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on transactions from:
Investments in unaffiliated issuers	2,723,853	(669,023)	(5,380,757)	10,317,620	(2,431,917)
Investments in affiliated issuers	(39)	149	(423)	(1,131)	(66)

Total net realized gain (loss)	2,723,814	(668,874)	(5,381,180)	10,316,489	(2,431,983)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	894,854	(3,222,978)	(20,084,735)	(33,155,701)	(8,616,407)
Investments in affiliated issuers	323	(285)	(495)	(53)	(274)

Total net change in unrealized appreciation (depreciation)	895,177	(3,223,263)	(20,085,230)	(33,155,754)	(8,616,681)

Net realized and unrealized gain (loss)	3,618,991	(3,892,137)	(25,466,410)	(22,839,265)	(11,048,664)

Change in net assets resulting from operations	$4,829,185	$(1,561,086)	$(21,956,560)	$(21,364,824)	$(9,940,365)

(See Notes which are an integral part of the Financial Statements)

Six Months Ended February 28, 2019 (Unaudited)

Statements of Operations	BMO Funds

	Mid-Cap Growth Fund	Small-Cap Value Fund	Small-Cap Core Fund	Small-Cap Growth Fund	Global Low Volatility Equity Fund
Investment income:
Dividend income from:
Unaffiliated issuers	$446,441	$560,492	$113,861	$373,312	$444,360
Affiliated issuers	20,083	12,488	4,394	22,152	4,873
Net securities lending income from (Note 6):
Unaffiliated issuers	18,080	15,235	5,239	27,552	1,205
Affiliated issuers	8,061	6,813	2,345	12,315	1,161

Total income:	492,665	595,028	125,839	435,331	451,599

Expenses:
Investment advisory fees (Note 6)	373,408	225,934	69,098	435,079	95,275
Administration fees (Note 6)	66,546	39,643	15,946	95,273	21,986
Portfolio accounting fees	15,660	13,865	11,197	17,332	4,772
Recordkeeping fees	39,983	22,738	10,853	37,171	9,979
Custodian fees (Note 6)	2,091	5,631	7,597	8,491	36,127
Registration fees	24,133	21,502	15,125	21,001	18,232
Professional fees	10,354	10,161	10,161	10,354	12,731
Printing and postage	18,100	18,600	2,445	20,435	2,349
Directors’ fees	7,776	7,776	7,776	7,776	7,776
Distribution services fees (Note 6)	17,903	5,005	3,105	55,326	351
Miscellaneous	3,431	3,114	1,456	3,472	463

Total expenses:	579,385	373,969	154,759	711,710	210,041

Deduct:
Expense waivers (Note 6)	(36,357)	(52,112)	(55,811)	(27,386)	(84,800)

Net expenses	543,028	321,857	98,948	684,324	125,241

Net investment income (loss)	(50,363)	273,171	26,891	(248,993)	326,358

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on transactions from:
Investments in unaffiliated issuers	7,647,488	(300,293)	(1,182,434)	389,607	809,537
Investments in affiliated issuers	(376)	163	32	170	525
Foreign currency translations	—	—	—	—	(5,744)

Total net realized gain (loss)	7,647,112	(300,130)	(1,182,402)	389,777	804,318
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(11,586,075)	(7,081,576)	(1,969,486)	(17,748,608)	(763,473)
Investments in affiliated issuers	(152)	(154)	(30)	(317)	72
Foreign currency translations	—	—	—	—	1,981

Total net change in unrealized appreciation (depreciation)	(11,586,227)	(7,081,730)	(1,969,516)	(17,748,925)	(761,420)

Net realized and unrealized gain (loss)	(3,939,115)	(7,381,860)	(3,151,918)	(17,359,148)	42,898

Change in net assets resulting from operations	$(3,989,478)	$(7,108,689)	$(3,125,027)	$(17,608,141)	$369,256

(See Notes which are an integral part of the Financial Statements)

Six Months Ended February 28, 2019 (Unaudited)

Statements of Operations	BMO Funds

	Disciplined International Equity Fund	Pyrford International Stock Fund	LGM Emerging Markets Equity Fund	Alternative Strategies Fund	Global Long/Short Equity Fund
Investment income:
Dividend income from:
Unaffiliated issuers	$750,536	$6,069,143	$1,486,002	$509,415	$62,543
Affiliated issuers	16,278	277,187	92,804	37,280	12,991
Interest income	—	—	—	97,594	—
Net securities lending income from (Note 6):
Unaffiliated issuers	1,502	59,218	5,457	—	2,312
Affiliated issuers	760	8,513	7,938	—	762

Total income:	769,076	6,414,061	1,592,201	644,289	78,608

Expenses:
Investment advisory fees (Note 6)	234,797	2,298,771	889,912	359,659	40,523
Administration fees (Note 6)	58,699	350,887	148,319	49,409	6,078
Portfolio accounting fees	4,031	12,029	12,216	2,280	1,923
Recordkeeping fees	9,647	36,262	15,468	10,110	10,133
Custodian fees (Note 6)	31,465	118,426	119,604	164,620	19,668
Registration fees	29,890	40,424	21,799	14,144	30,567
Professional fees	11,524	14,055	16,636	29,635	12,814
Printing and postage	2,347	21,077	19,245	3,376	2,416
Directors’ fees	7,776	7,776	7,776	7,776	7,776
Interest expense and dividends on securities sold short	—	—	—	57,802	19,585
Distribution services fees (Note 6)	217	6,741	5,918	74	917
Miscellaneous	372	3,187	655	401	1,615

Total expenses:	390,765	2,909,635	1,257,548	699,286	154,015

Deduct:
Expense waivers (Note 6)	(38,340)	(70,724)	(114,816)	(145,613)	(77,243)

Net expenses	352,425	2,838,911	1,142,732	553,673	76,772

Net investment income	416,651	3,575,150	449,469	90,616	1,836

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on transactions from:
Investments in unaffiliated issuers	(1,605,208)	3,082,880	774,623	(1,362,364)	191,568
Investments in affiliated issuers	(191)	(3,954)	1,693	(553)	(59)
Foreign currency translations	(4,460)	(86,011)	(169,945)	8,627	487
Forward contracts	—	—	—	342,223	—
Futures contracts	—	—	—	(977,603)	—
Purchased options	—	—	—	(28,525)	—
Written options	—	—	—	16,090	—
Swap contracts	—	—	—	106,643	(70,693)

Total net realized gain (loss)	(1,609,859)	2,992,915	606,371	(1,895,462)	121,303
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(2,042,633)	(16,953,356)	(6,058,871)	(2,128,612)	(849,411)
Investments in affiliated issuers	39	2,318	(286)	319	(366)
Short sales	—	—	—	708,809	319,139
Foreign currency translations	(7,437)	(50,955)	6,900	(9,274)	(1,059)
Forward contracts	—	—	—	(272,750)	—
Future contracts	—	—	—	705,403	—
Purchased options	—	—	—	32,082	—
Written options	—	—	—	(12,249)	—
Swap contracts	—	—	—	(457,775)	(103,477)

Total net change in unrealized appreciation (depreciation)	(2,050,031)	(17,001,993)	(6,052,257)	(1,434,047)	(635,174)

Net realized and unrealized loss	(3,659,890)	(14,009,078)	(5,445,886)	(3,329,509)	(513,871)

Change in net assets resulting from operations	$(3,243,239)	$(10,433,928)	$(4,996,417)	$(3,238,893)	$(512,035)

(See Notes which are an integral part of the Financial Statements)

Six Months Ended February 28, 2019 (Unaudited)

Statements of Operations	BMO Funds

	Ultra Short Tax-Free Fund	Short Tax-Free Fund	Short-Term Income Fund	Intermediate Tax-Free Fund	Strategic Income Fund
Investment income:
Dividend income from:
Unaffiliated issuers	$46,360	$13,908	$23,530	$321,594	$10,366
Affiliated issuers	17,147	8,684	73,198	—	21,097
Interest income	5,672,019	1,968,319	3,377,524	28,260,713	2,159,779
Net securities lending income from (Note 6):
Unaffiliated issuers	—	—	12,311	—	15,527
Affiliated issuers	—	—	5,536	—	7,052

Total income:	5,735,526	1,990,911	3,492,099	28,582,307	2,213,821

Expenses:
Investment advisory fees (Note 6)	497,180	176,802	230,648	1,010,502	101,035
Shareholder servicing fees (Note 6)	—	—	—	1,021,122	70,885
Administration fees (Note 6)	440,798	135,666	178,209	1,300,041	60,621
Portfolio accounting fees	64,363	41,261	33,681	178,038	21,614
Recordkeeping fees	18,321	16,229	34,831	23,945	36,685
Custodian fees (Note 6)	9,948	2,340	3,564	7,212	4,020
Registration fees	27,932	18,461	18,511	49,567	22,706
Professional fees	12,546	12,546	12,546	12,546	13,638
Printing and postage	5,563	4,585	6,313	26,556	6,414
Directors’ fees	7,776	7,776	7,776	7,776	7,776
Distribution services fees (Note 6)	28,483	7,284	30,293	12,533	16,051
Miscellaneous	9,271	3,228	4,079	22,742	2,520

Total expenses:	1,122,181	426,178	560,451	3,672,580	363,965

Deduct:
Expense waivers (Note 6)	(211,809)	(60,032)	(114,336)	(18,207)	(54,745)

Net expenses	910,372	366,146	446,115	3,654,373	309,220

Net investment income	4,825,154	1,624,765	3,045,984	24,927,934	1,904,601

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on transactions from:
Investments in unaffiliated issuers	23,692	(8,408)	(265,928)	(4,544,588)	(538,769)
Investments in affiliated issuers	—	(1,681)	(1,602)	—	341

Total net realized gain (loss)	23,692	(10,089)	(267,530)	(4,544,588)	(538,428)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	190,352	406,808	1,049,640	10,680,498	617,473
Investments in affiliated issuers	—	2,518	132	15,033	(275)

Total net change in unrealized appreciation (depreciation)	190,352	409,326	1,049,772	10,695,531	617,198

Net realized and unrealized gain	214,044	399,237	782,242	6,150,943	78,770

Change in net assets resulting from operations	$5,039,198	$2,024,002	$3,828,226	$31,078,877	$1,983,371

(See Notes which are an integral part of the Financial Statements)

Six Months Ended February 28, 2019 (Unaudited)

Statements of Operations	BMO Funds

	TCH Corporate Income Fund	TCH Core Plus Bond Fund	High Yield Bond Fund
Investment income:
Dividend income from:
Unaffiliated issuers	$—	$11,547	$—
Affiliated issuers	82,732	383,425	5,630
Interest income	5,493,026	18,889,783	328,645
Net securities lending income from (Note 6):
Unaffiliated issuers	39,007	159,818	2,793
Affiliated issuers	17,786	72,151	1,261

Total income:	5,632,551	19,516,724	338,329
Expenses:
Investment advisory fees (Note 6)	253,331	650,104	26,382
Shareholder servicing fees (Note 6)	118,397	78,913	—
Administration fees (Note 6)	198,919	759,445	7,915
Portfolio accounting fees	31,455	79,468	15,832
Recordkeeping fees	17,132	20,538	10,631
Custodian fees (Note 6)	2,067	18,551	576
Registration fees	23,887	37,313	14,357
Professional fees	13,638	13,638	13,350
Printing and postage	9,040	23,024	2,925
Directors’ fees	7,776	7,776	7,776
Distribution services fees (Note 6)	2,312	3,643	998
Miscellaneous	4,510	14,798	1,082

Total expenses:	682,464	1,707,211	101,824

Deduct:
Expense waivers (Note 6)	(40,387)	(58)	(66,528)

Net expenses	642,077	1,707,153	35,296

Net investment income	4,990,474	17,809,571	303,033

Realized and unrealized loss on investments:
Net realized gain (loss) on transactions from:
Investments in unaffiliated issuers	(1,080,226)	(2,141,170)	(32,376)
Investments in affiliated issuers	(1,242)	4,505	(13)

Total net realized loss	(1,081,468)	(2,136,665)	(32,389)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(1,043,390)	(512,884)	(68,183)
Investments in affiliated issuers	1,558	1,003	47

Total net change in unrealized appreciation (depreciation)	(1,041,832)	(511,881)	(68,136)

Net realized and unrealized loss	(2,123,300)	(2,648,546)	(100,525)

Change in net assets resulting from operations	$2,867,174	$15,161,025	$202,508

(See Notes which are an integral part of the Financial Statements)

Six Months Ended February 28, 2019 (Unaudited)

Statements of Operations	BMO Funds

	Government Money Market Fund		Tax-Free Money Market Fund	Prime Money Market Fund	Institutional Prime Money Market Fund
Investment income:
Dividend income from unaffiliated issuers	$—		$—	$692	$—
Interest income	34,710,065	(1)	3,453,669	5,427,812	6,529,384

Total income:	34,710,065		3,453,669	5,428,504	6,529,384
Expenses:
Investment advisory fees (Note 6)	2,984,636		421,887	334,682	398,259
Shareholder servicing fees (Note 6)	806,302		95,858	234,358	2,944
Administration fees (Note 6)	519,460		73,261	75,593	89,994
Portfolio accounting fees	208,342		50,558	53,202	65,105
Recordkeeping fees	15,166		14,516	38,584	107,805
Custodian fees (Note 6)	27,305		7,208	12,860	15,454
Registration fees	30,322		24,746	37,869	11,141
Professional fees	11,996		14,177	14,177	14,177
Printing and postage	13,678		6,674	17,338	3,818
Directors’ fees	7,776		7,776	7,776	7,776
Miscellaneous	44,765		5,525	6,258	6,492

Total expenses:	4,669,748		722,186	832,697	722,965

Deduct:
Expense waivers (Note 6)	(797,642)		(204,441)	(152,096)	(189,009)

Net expenses	3,872,106		517,745	680,601	533,956

Net investment income	30,837,959		2,935,924	4,747,903	5,995,428

Realized and unrealized gain on investments:
Net realized gain on transactions from:
Investments in unaffiliated issuers	47		—	312	331

Total net realized gain	47		—	312	331
Net change in unrealized appreciation on:
Investments in unaffiliated issuers	—		—	—	9,273

Total net change in unrealized appreciation	—		—	—	9,273

Net realized and unrealized gain	47		—	312	9,604

Change in net assets resulting from operations	$30,838,006		$2,935,924	$4,748,215	$6,005,032

(1)	Income earned from the interfund lending program is $14,516. See Note 6 for detail.

(See Notes which are an integral part of the Financial Statements)

This page is intentionally left blank.

Statements of Changes in Net Assets

	Low Volatility Equity Fund			Dividend Income Fund			Large-Cap Value Fund
	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018		Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018		Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018
Change in net assets resulting from:

Operations:
Net investment income (loss)	$1,210,194	$2,075,471		$2,331,051	$2,973,997		$3,509,850	$5,944,043
Net realized gain (loss) on investments	2,723,814	11,106,001		(668,874)	9,203,285		(5,381,180)	37,163,475
Net change in unrealized appreciation (depreciation) on investments	895,177	5,207,851		(3,223,263)	14,007,649		(20,085,230)	9,781,999

Change in net assets resulting from operations	4,829,185	18,389,323		(1,561,086)	26,184,931		(21,956,560)	52,889,517

Distributions to shareholders:
Investor class of shares	—	—		—	—		—	—
Advisor class of shares	(2,364,488)	(1,173,549	)(1)	(389,252)	(383,528	)(1)	(2,073,415)	(2,503,182	)(1)
Institutional class of shares	(9,566,685)	(5,176,158	)(1)	(8,959,913)	(15,850,320	)(1)	(27,261,137)	(31,515,433	)(1)
Retirement class R-3 of shares	—	—		—	—		—	—
Retirement class R-6 of shares	—	—		—	—		(7,671,039)	(868,635	)(1)

Change in net assets resulting from distributions to shareholders	(11,931,173)	(6,349,707)		(9,349,165)	(16,233,848)		(37,005,591)	(34,887,250)

Capital stock transactions:
Proceeds from sale of shares	40,661,644	16,593,121		100,161,585	39,940,202		34,686,086	158,173,583	(3)
Net asset value of shares issued to shareholders in payment of distributions declared	11,215,229	6,114,577		9,033,430	15,955,191		36,334,417	34,550,946
Cost of shares redeemed	(20,582,992)	(65,823,112)		(34,130,273)	(26,326,918)		(82,914,737)	(152,349,808)

Change in net assets resulting from capital stock transactions	31,293,881	(43,115,414)		75,064,742	29,568,475		(11,894,234)	40,374,721

Change in net assets	24,191,893	(31,075,798)		64,154,491	39,519,558		(70,856,385)	58,376,988

Net assets:
Beginning of period	128,385,370	159,461,168		155,101,266	115,581,708		392,072,680	333,695,692

End of period	$152,577,263	$128,385,370	(4)	$219,255,757	$155,101,266	(4)	$321,216,295	$392,072,680	(4)

(1)

The following information was previously reported in the August 31, 2018 financial statements. The distribution information for the year ended August 31, 2018 presented on the Statements of Changes in Net Assets is presented for comparative purposes to the February 28, 2019 financial statements, which conform to the SEC Final Rule on Disclosure Update and Simplification which was effective November 5, 2018. Distributions to shareholders from net investment income and net realized gain on investments for the year ended August 31, 2018, were as follows:

	Low Volatility Equity Fund	Dividend Income Fund	Large-Cap Value Fund	Large-Cap Growth Fund	Mid-Cap Value Fund	Mid-Cap Growth Fund	Small-Cap Value Fund
Distributions to shareholders from net investment income:
Advisor class of shares	$(389,406)	$(63,632)	$(291,522)	$—	$(253,519)	$—	$—
Institutional class of shares	(1,853,987)	(2,811,280)	(4,276,822)	(360,864)	(1,253,472)	—	—
Retirement class R-3 of shares	—	—	—	—	(112)	—	—
Retirement class R-6 of shares	—	—	(733,087)	(6,422)	(165,182)	—	—
Distributions to shareholders from net realized gain on investments:
Investor class of shares	—	—	—	(4,147,456)	—	—	—
Advisor class of shares	(784,143)	(319,896)	(2,211,660)	(31,962)	(2,517,318)	(1,110,456)	(380,301)
Institutional class of shares	(3,322,161)	(13,039,040)	(27,238,611)	(15,549,809)	(5,309,557)	(5,920,705)	(4,628,962)
Retirement class R-3 of shares	—	—	—	—	(1,026)	—	(6,314)
Retirement class R-6 of shares	—	—	(135,548)	(181,357)	(651,050)	(37,756)	(215,890)

(2)	Reflects operations for the period from September 1, 2017, to May 11, 2018 (termination of Retirement class R-3 of shares).
(3)

Includes $4,159,630 of paid-in-capital received from an in-kind subscription merger of an unaffiliated equity fund effective as of the close of business on December 15, 2017. The total value received of $4,159,630 from this non-taxable event represented $2,408,685 in securities cost, $1,730,375 in net unrealized appreciation, $3,388 in accrued dividends, $17,172 in cash, and $10 in accrued interest in exchange for 258,754 Institutional Class of shares at time of merger.

(4)

The following information was previously reported in the August 31, 2018 financial statements. Undistributed net investment income included in net assets at end of period for the year ended August 31, 2018 were as follows:

Low Volatility Equity Fund	Dividend Income Fund	Large-Cap Value Fund	Large-Cap Growth Fund	Mid-Cap Value Fund	Mid-Cap Growth Fund	Small-Cap Value Fund
$292,281	$636,145	$1,544,909	$2,017,557	$1,319,763	$—	$326,452

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Large-Cap Growth Fund			Mid-Cap Value Fund			Mid-Cap Growth Fund			Small-Cap Value Fund
Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018		Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018		Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018		Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018

$1,474,441	$2,039,377		$1,108,299	$1,973,147		$(50,363)	$(231,180)		$273,171	$298,228
10,316,489	47,906,176		(2,431,983)	20,334,660		7,647,112	19,632,111		(300,130)	5,585,474

(33,155,754)	42,293,484		(8,616,681)	(57,248)		(11,586,227)	12,055,116		(7,081,730)	7,032,835

(21,364,824)	92,239,037		(9,940,365)	22,250,559		(3,989,478)	31,456,047		(7,108,689)	12,916,537

(8,151,651)	(4,147,456	)(1)	—	—		—	—		—	—
(122,745)	(31,962	)(1)	(5,989,409)	(2,770,837	)(1)	(2,613,372)	(1,110,456	)(1)	(313,517)	(380,301	)(1)
(36,189,534)	(15,910,673	)(1)	(12,798,592)	(6,563,029	)(1)	(12,980,336)	(5,920,705	)(1)	(3,915,188)	(4,628,962	)(1)
—	—		—	(1,138	)(1)	—	—		—	(6,314	)(1)(2)
(9,011,688)	(187,779	)(1)	(3,943,242)	(816,232	)(1)	(3,595,774)	(37,756	)(1)	(1,032,489)	(215,890	)(1)

(53,475,618)	(20,277,870)		(22,731,243)	(10,151,236)		(19,189,482)	(7,068,917)		(5,261,194)	(5,231,467)

72,351,277	123,469,873		11,916,263	47,626,226		9,217,526	37,954,380		7,031,337	20,343,034

48,947,018	18,714,347		22,534,196	10,039,874		19,124,023	7,050,843		5,218,811	5,184,079
(84,076,111)	(164,177,220)		(28,401,946)	(76,159,820)		(23,625,195)	(53,982,490)		(12,427,772)	(21,649,285)

37,222,184	(21,993,000)		6,048,513	(18,493,720)		4,716,354	(8,977,267)		(177,624)	3,877,828

(37,618,258)	49,968,167		(26,623,095)	(6,394,397)		(18,462,606)	15,409,863		(12,547,507)	11,562,898

406,423,595	356,455,428		200,109,571	206,503,968		128,432,380	113,022,517		75,848,430	64,285,532

$368,805,337	$406,423,595	(4)	$173,486,476	$200,109,571	(4)	$109,969,774	$128,432,380	(4)	$63,300,923	$75,848,430	(4)

Statements of Changes in Net Assets

	Small-Cap Core Fund			Small-Cap Growth Fund			Global Low Volatility Equity Fund
	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018		Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018		Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018
Change in net assets resulting from:

Operations:
Net investment income (loss)	$26,891	$17,884		$(248,993)	$(478,741)		$326,358	$910,381
Net realized gain (loss) on investments	(1,182,402)	2,368,080		389,777	20,263,486		804,318	5,421,320
Net change in unrealized appreciation (depreciation) on investments	(1,969,516)	1,740,394		(17,748,925)	19,507,410		(761,420)	(1,869,925)

Change in net assets resulting from operations	(3,125,027)	4,126,358		(17,608,141)	39,292,155		369,256	4,461,776

Distributions to shareholders:
Advisor class of shares	(223,543)	(170,343	)(1)	(6,575,825)	(6,213,359	)(1)	(54,279)	(40,891	)(1)
Institutional class of shares	(1,725,977)	(1,106,052	)(1)	(11,821,591)	(8,546,401	)(1)	(5,908,177)	(1,821,652	)(1)
Retirement class R-6 of shares	—	—		—	—		—	—
Class F-3 of shares	—	—		—	—		—	—

Change in net assets resulting from distributions to shareholders	(1,949,520)	(1,276,395)		(18,397,416)	(14,759,760)		(5,962,456)	(1,862,543)

Capital stock transactions:
Proceeds from sale of shares	2,687,013	5,456,508		13,557,377	22,016,727		6,843,934	783,044
Net asset value of shares issued to shareholders in payment of distributions declared	1,709,986	1,176,708		18,153,178	14,542,209		5,947,142	1,464,201
Cost of shares redeemed	(2,893,254)	(4,748,644)		(24,079,881)	(47,004,023)		(2,264,746)	(23,520,826)
Redemption fees	—	—		—	—		—	—

Change in net assets resulting from capital stock transactions	1,503,745	1,884,572		7,630,674	(10,445,087)		10,526,330	(21,273,581)

Change in net assets	(3,570,802)	4,734,535		(28,374,883)	14,087,308		4,933,130	(18,674,348)

Net assets:
Beginning of period	24,395,513	19,660,978		153,083,138	138,995,830		30,543,835	49,218,183

End of period	$20,824,711	$24,395,513	(2)	$124,708,255	$153,083,138	(2)	$35,476,965	$30,543,835	(2)

(1)

The following information was previously reported in the August 31, 2018 financial statements. The distribution information for the year ended August 31, 2018 presented on the Statements of Changes in Net Assets is presented for comparative purposes to the February 28, 2019 financial statements, which conform to the SEC Final Rule on Disclosure Update and Simplification which was effective November 5, 2018. Distributions to shareholders from net investment income and net realized gain on investments for the year ended August 31, 2018, were as follows:

	Small-Cap Core Fund	Small-Cap Growth Fund	Global Low Volatility Equity Fund	Disciplined International Equity Fund	Pyrford International Stock Fund	LGM Emerging Markets Equity Fund	Alternative Strategies Fund
Distributions to shareholders from net investment income:
Advisor class of shares	$—	$—	$(29,505)	$(3,470)	$—	$—	$—
Institutional class of shares	(11,539)	—	(1,337,341)	(1,530,653)	(15,185,511)	(1,245,393)	—
Retirement class R-6 of shares	—	—	—	—	(1,405,577)	—	—
Class F-3 of shares	—	—	—	—	(219,446)	—	—
Distributions to shareholders from net realized gain on investments:
Advisor class of shares	(170,343)	(6,213,359)	(11,386)	—	—	—	(6,924)
Institutional class of shares	(1,094,513)	(8,546,401)	(484,311)	—	—	—	(4,470,070)
Distributions to shareholders from return of capital:
Advisor class of shares	—	—	—	—	—	—	(687)
Institutional class of shares	—	—	—	—	—	—	(708,240)

(2)

The following information was previously reported in the August 31, 2018 financial statements. Undistributed net investment income included in net assets at end of period for the year ended August 31, 2018 were as follows:

Small-Cap Core Fund	Small-Cap Growth Fund	Global Low Volatility Equity Fund	Disciplined International Equity Fund	Pyrford International Stock Fund	LGM Emerging Markets Equity Fund	Alternative Strategies Fund
$8,280	$—	$457,212	$1,261,618	$15,265,819	$1,986,904	$(999,239)

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Disciplined International Equity Fund			Pyrford International Stock Fund			LGM Emerging Markets Equity Fund			Alternative Strategies Fund
Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018		Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018		Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018		Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018

$416,651	$1,788,262		$3,575,150	$17,718,541		$449,469	$2,321,510		$90,616	$(343,138)
(1,609,859)	4,596,949		2,992,915	(3,196,252)		606,371	10,901,774		(1,895,462)	(584,715)

(2,050,031)	(6,394,997)		(17,001,993)	(59,981)		(6,052,257)	(13,442,920)		(1,434,047)	(1,485,702)

(3,243,239)	(9,786)		(10,433,928)	14,462,308		(4,996,417)	(219,636)		(3,238,893)	(2,413,555)

(2,852)	(3,470	)(1)	(142,355)	—		(177,481)	—		—	(7,611	)(1)
(1,525,583)	(1,530,653	)(1)	(12,873,243)	(15,185,511	)(1)	(8,498,980)	(1,245,393	)(1)	—	(5,178,310	)(1)
—	—		(4,754,416)	(1,405,577	)(1)	—	—		—	—
—	—		(1,250)	(219,446	)(1)	—	—		—	—

(1,528,435)	(1,534,123)		(17,771,264)	(16,810,534)		(8,676,461)	(1,245,393)		—	(5,185,921)

16,012,116	18,840,781		78,696,005	211,980,308		74,014,369	79,897,479		11,353,934	17,291,060

1,341,526	1,511,020		15,571,565	13,489,759		8,184,014	1,128,190		—	5,109,458
(10,356,657)	(13,670,472)		(74,408,090)	(218,410,088)		(49,156,337)	(35,100,313)		(18,055,153)	(37,221,147)
—	210		5,740	957		440	711		—	—

6,996,985	6,681,539		19,865,220	7,060,936		33,042,486	45,926,067		(6,701,219)	(14,820,629)

2,225,311	5,137,630		(8,339,972)	4,712,710		19,369,608	44,461,038		(9,940,112)	(22,420,105)

77,525,672	72,388,042		654,452,295	649,739,585		206,817,849	162,356,811		73,320,076	95,740,181

$79,750,983	$77,525,672	(2)	$646,112,323	$654,452,295	(2)	$226,187,457	$206,817,849	(2)	$63,379,964	$73,320,076	(2)

Statements of Changes in Net Assets

	Global Long/Short Equity Fund			Ultra Short Tax-Free Fund			Short Tax-Free Fund
	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018		Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018		Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018
Change in net assets resulting from:

Operations:
Net investment income	$1,836	$33,591		$4,825,154	$7,993,960		$1,624,765	$2,930,092
Net realized gain (loss) on investments	121,303	51,678		23,692	107,385		(10,089)	35,751
Net change in unrealized appreciation (depreciation) on investments	(635,174)	(47,838)		190,352	(530,035)		409,326	(1,518,041)

Change in net assets resulting from operations	(512,035)	37,431		5,039,198	7,571,310		2,024,002	1,447,802

Distributions to shareholders:
Investor class of shares	—	—		—	—		—	—
Advisor class of shares	(9,220)	(26,598	)(1)	(157,965)	(346,173	)(1)	(47,913)	(94,769	)(1)
Institutional class of shares	(90,991)	(387,851	)(1)	(4,667,115)	(7,963,530	)(1)	(1,576,852)	(2,832,847	)(1)

Change in net assets resulting from distributions to shareholders	(100,211)	(414,449)		(4,825,080)	(8,309,703)		(1,624,765)	(2,927,616)

Capital stock transactions:
Proceeds from sale of shares	711,021	6,276,658		257,597,061	445,096,133		18,941,173	51,370,080
Net asset value of shares issued to shareholders in payment of distributions declared	75,466	319,024		2,704,179	3,582,390		510,841	942,829
Cost of shares redeemed	(4,299,398)	(5,967,606)		(268,283,444)	(508,223,943)		(30,570,030)	(44,929,515)
Redemption fees	13	1,407		310	—		20	—

Change in net assets resulting from capital stock transactions	(3,512,898)	629,483		(7,981,894)	(59,545,420)		(11,117,996)	7,383,394

Change in net assets	(4,125,144)	252,465		(7,767,776)	(60,283,813)		(10,718,759)	5,903,580

Net assets:
Beginning of period	9,949,535	9,697,070		600,103,477	660,387,290		188,523,996	182,620,416

End of period	$5,824,391	$9,949,535	(2)	$592,335,701	$600,103,477	(2)	$177,805,237	$188,523,996	(2)

(1)

The following information was previously reported in the August 31, 2018 financial statements. The distribution information for the year ended August 31, 2018 presented on the Statements of Changes in Net Assets is presented for comparative purposes to the February 28, 2019 financial statements, which conform to the SEC Final Rule on Disclosure Update and Simplification which was effective November 5, 2018. Distributions to shareholders from net investment income and net realized gain on investments for the year ended August 31, 2018, were as follows:

	Global Long/Short Equity Fund	Ultra Short Tax-Free Fund	Short Tax-Free Fund	Short-Term Income Fund	Intermediate Tax-Free Fund	Strategic Income Fund	TCH Corporate Income Fund
Distributions to shareholders from net investment income:
Investor class of shares	$—	$—	$—	$—	$(24,188,815)	$(2,911,007)	$(3,505,065)
Advisor class of shares	(441)	(328,441)	(94,769)	(552,617)	(326,765)	(702,151)	(34,065)
Institutional class of shares	(28,606)	(7,666,730)	(2,832,847)	(4,511,766)	(21,349,941)	(733,595)	(4,433,400)
Distributions to shareholders from net realized gain on investments:
Investor class of shares	—	—	—	—	(109,132)	—	(142,642)
Advisor class of shares	(26,157)	(17,732)	—	—	(1,409)	—	(1,102)
Institutional class of shares	(359,245)	(296,800)	—	—	(75,420)	—	(162,178)

(2)

The following information was previously reported in the August 31, 2018 financial statements. Undistributed net investment income included in net assets at end of period for the year ended August 31, 2018 were as follows:

Global Long/Short Equity Fund	Ultra Short Tax-Free Fund	Short Tax-Free Fund	Short-Term Income Fund	Intermediate Tax-Free Fund	Strategic Income Fund	TCH Corporate Income Fund
$44,180	$(19,656)	$2,011	$5,029	$(293)	$(15,832)	$1,244

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Short-Term Income Fund			Intermediate Tax-Free Fund			Strategic Income Fund			TCH Corporate Income Fund
Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018		Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018		Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018		Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018

$3,045,984	$4,986,366		$24,927,934	$45,840,572		$1,904,601	$4,092,855		$4,990,474	$7,976,472
(267,530)	(257,306)		(4,544,588)	1,936,751		(538,428)	807,459		(1,081,468)	888,736

1,049,772	(2,814,462)		10,695,531	(37,308,698)		617,198	(4,311,530)		(1,041,832)	(8,512,340)

3,828,226	1,914,598		31,078,877	10,468,625		1,983,371	588,784		2,867,174	352,868

—	—		(11,088,844)	(24,297,947	)(1)	(1,324,901)	(2,911,007	)(1)	(2,032,436)	(3,647,707	)(1)
(282,663)	(552,617	)(1)	(136,367)	(328,174	)(1)	(299,735)	(702,151	)(1)	(40,088)	(35,167	)(1)
(2,763,697)	(4,511,766	)(1)	(14,324,302)	(21,425,361	)(1)	(276,545)	(733,595	)(1)	(3,784,700)	(4,595,578	)(1)

(3,046,360)	(5,064,383)		(25,549,513)	(46,051,482)		(1,901,181)	(4,346,753)		(5,857,224)	(8,278,452)

59,560,912	135,318,169		673,169,741	602,268,382		1,600,423	3,650,450		107,976,168	50,384,104

1,811,352	2,938,785		19,989,466	36,968,906		1,806,902	4,064,138		3,848,184	5,111,900
(49,728,945)	(137,617,032)		(721,331,302)	(442,459,403)		(10,091,844)	31,322,162		(67,478,452)	(59,209,589)
80	—		10	—		—	—		—	—

11,643,399	639,922		(28,172,085)	196,777,885		(6,684,519)	(23,607,574)		44,345,900	(3,713,585)

12,425,265	(2,509,863)		(22,642,721)	161,195,028		(6,602,329)	(27,365,543)		41,355,850	(11,639,169)

240,079,245	242,589,108		1,779,358,783	1,618,163,755		86,026,944	113,392,487		244,783,060	256,422,229

$252,504,510	$240,079,245	(2)	$1,756,716,062	$1,779,358,783	(2)	$79,424,615	$86,026,944	(2)	$286,138,910	$244,783,060	(2)

Statements of Changes in Net Assets

	TCH Core Plus Bond Fund			High Yield Bond Fund			Government Money Market Fund
	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018		Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018		Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018
Change in net assets resulting from:

Operations:
Net investment income	$17,809,571	$30,966,093		$303,033	$658,231		$30,837,959	$40,597,171
Net realized gain (loss) on investments	(2,136,665)	(4,328,218)		(32,389)	120,095		47	5,012
Net change in unrealized appreciation (depreciation) on investments	(511,881)	(29,057,856)		(68,136)	(571,851)		—	—

Change in net assets resulting from operations	15,161,025	(2,419,981)		202,508	206,475		30,838,006	40,602,183

Distributions to shareholders:
Investor class of shares	(1,042,328)	(1,900,839	)(1)	—	—		(5,851,297)	(7,873,018	)(1)
Advisor class of shares	(47,959)	(93,773	)(1)	(22,074)	(47,907	)(1)	—	—
Institutional/Premier class of shares	(16,719,283)	—		(280,958)	(610,733	)(1)	—	—
Institutional/Premier class of shares	—	—		—	—		(24,986,834)	(32,729,165	)(1)

Change in net assets resulting from distributions to shareholders	(17,809,570)	(32,309,452)		(303,032)	(658,640)		(30,838,131)	(40,602,183)

Capital stock transactions:
Proceeds from sale of shares	134,004,007	239,674,446		322,889	1,065,544		8,146,523,771	19,536,951,159
Net asset value of shares issued to shareholders in payment of distributions declared	15,998,482	29,161,657		283,244	583,966		4,162,365	5,880,770
Cost of shares redeemed	(235,183,154)	(235,589,606)		(1,415,312)	(3,185,086)		(8,588,801,373)	(19,237,385,211)

Change in net assets resulting from capital stock transactions	(85,180,665)	33,246,497		(809,179)	(1,535,576)		(438,115,237)	305,446,718

Change in net assets	(87,829,210)	(1,482,936)		(909,703)	(1,987,741)		(438,115,362)	305,446,718

Net assets:
Beginning of period	1,045,851,352	1,047,334,288		11,325,608	13,313,349		3,389,050,092	3,083,603,374

End of period	$958,022,142	$1,045,851,352	(2)	$10,415,905	$11,325,608	(2)	$2,950,934,730	$3,389,050,092	(2)

(1)

The following information was previously reported in the August 31, 2018 financial statements. The distribution information for the year ended August 31, 2018 presented on the Statements of Changes in Net Assets is presented for comparative purposes to the February 28, 2019 financial statements, which conform to the SEC Final Rule on Disclosure Update and Simplification which was effective November 5, 2018. Distributions to shareholders from net investment income and net realized gain on investments for the year ended August 31, 2018, were as follows:

	TCH Core Plus Bond Fund	High Yield Bond Fund	Government Money Market Fund	Tax-Free Money Market Fund	Prime Money Market Fund	Institutional Prime Money Market Fund
Distributions to shareholders from net investment income:
Investor class of shares	$(1,839,668)	$—	$(7,871,988)	$(698,806)	$(2,562,944)	$(20,183)
Advisor class of shares	(90,550)	(47,907)	—	—	—	—
Institutional/Premier class of shares	(29,417,453)	(610,733)	(32,725,383)	(2,975,703)	(3,364,758)	(6,805,848)
Distributions to shareholders from net realized gain on investments:
Investor class of shares	(61,171)	—	(1,030)	—	(1,052)	(8)
Advisor class of shares	(3,223)	—	—	—	—	—
Institutional/Premier class of shares	(897,387)	—	(3,782)	—	(1,084)	(2,285)

(2)

The following information was previously reported in the August 31, 2018 financial statements. Undistributed net investment income included in net assets at end of period for the year ended August 31, 2018 were as follows:

TCH Core Plus Bond Fund	High Yield Bond Fund	Government Money Market Fund	Tax-Free Money Market Fund	Prime Money Market Fund	Institutional Prime Money Market Fund
$(16,047)	$(3,660)	$(341)	$(24,201)	$(23,967)	$16,438

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Tax-Free Money Market Fund			Prime Money Market Fund			Institutional Prime Money Market Fund
Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018		Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018		Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018

$2,935,924	$3,674,509		$4,747,903	$5,927,686		$5,995,428	$6,826,042

—	—		312	2,160		331	2,235

—	—		—	—		9,273	14,697

2,935,924	3,674,509		4,748,215	5,929,846		6,005,032	6,842,974

(456,242)	(698,806	)(1)	(1,855,257)	(2,563,996	)(1)	(23,569)	(20,191	)(1)
—	—		—	—		—	—

—	—		—	—		—	—

(2,479,682)	(2,975,703	)(1)	(2,892,957)	(3,365,842	)(1)	(5,972,190)	(6,808,133	)(1)

(2,935,924)	(3,674,509)		(4,748,214)	(5,929,838)		(5,995,759)	(6,828,324)

474,893,619	760,794,015		447,059,007	810,980,414		1,281,529,491	1,224,837,730

448,698	574,205		1,677,332	2,146,096		2,027,315	1,189,143
(416,224,465)	(694,856,500)		(479,072,179)	(720,222,805)		(1,178,875,236)	(1,145,851,073)

59,117,852	66,511,720		(30,335,840)	92,903,705		104,681,570	80,175,800

59,117,852	66,511,720		(30,335,839)	92,903,713		104,690,843	80,190,450

381,313,133	314,801,413		461,492,480	368,588,767		481,814,410	401,623,960

$440,430,985	$381,313,133	(2)	$431,156,641	$461,492,480	(2)	$586,505,253	$481,814,410	(2)

Financial Highlights—Investor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (2)(3)	Ratios to Average Net Assets (1)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
										Gross Expenses	Net Expenses (4)	Net investment income (4)
Large-Cap Growth Fund
2019(5)	$20.95	$0.05	$(1.18)	$(1.13)	$(0.06)	$(2.55)	$(2.61)	$17.21	(4.77)%	0.83%	0.79%	0.55%	$59,442	25%
2018	17.46	0.07	4.42	4.49	—	(1.00)	(1.00)	20.95	26.78	0.92	0.91	0.28	65,365	57
2017	15.34	0.06	3.03	3.09	(0.07)	(0.90)	(0.97)	17.46	21.30	1.03	1.00	0.34	74,359	75
2016	16.26	0.03	1.44	1.47	(0.02)	(2.37)	(2.39)	15.34	9.68	1.13	1.07	0.23	163,712	70
2015	17.94	(0.01)	0.93	0.92	(0.01)	(2.59)	(2.60)	16.26	5.58	1.23	1.21	0.03	161,918	94
2014	15.08	0.01	4.34	4.35	(0.04)	(1.45)	(1.49)	17.94	30.33	1.24	1.24	0.03	97,738	67
Intermediate Tax-Free Fund
2019(5)	11.13	0.15	0.04	0.19	(0.15)	—	(0.15)	11.17	1.72	0.55	0.55	2.71	536,595	38
2018	11.37	0.30	(0.24)	0.06	(0.30)	—	(0.30)	11.13	0.53	0.55	0.55	2.65	870,195	45
2017	11.61	0.29	(0.21)	0.08	(0.29)	(0.03)	(0.32)	11.37	0.78	0.57	0.55	2.55	975,664	44
2016	11.26	0.25	0.37	0.62	(0.25)	(0.02)	(0.27)	11.61	5.56	0.57	0.55	2.19	1,241,387	42
2015	11.25	0.26	0.01	0.27	(0.26)	—	(0.26)	11.26	2.36	0.57	0.55	2.23	1,250,815	26
2014	10.66	0.28	0.59	0.87	(0.28)	(0.00)	(0.28)	11.25	8.29	0.61	0.55	2.58	1,003,132	35
Strategic Income Fund
2019(5)	9.08	0.21	0.03	0.24	(0.21)	—	(0.21)	9.11	2.67	0.94	0.80	4.68	57,155	25
2018	9.45	0.38	(0.37)	0.04	(0.41)	—	(0.41)	9.08	0.37	0.91	0.80	4.09	59,724	33
2017	9.43	0.23	0.08	0.31	(0.29)	—	(0.29)	9.45	3.32	0.90	0.80	2.46	73,488	65
2016	9.31	0.21	0.17	0.38	(0.26)	—	(0.26)	9.43	4.17	0.86	0.80	2.28	85,665	13
2015	9.36	0.22	—	0.22	(0.27)	—	(0.27)	9.31	2.34	0.93	0.80	2.36	94,380	44
2014	9.17	0.20	0.24	0.44	(0.25)	—	(0.25)	9.36	4.87	0.92	0.80	2.21	105,888	129
TCH Corporate Income Fund
2019(5)	12.79	0.23	(0.10)	0.13	(0.23)	(0.04)	(0.27)	12.65	1.03	0.67	0.59	3.64	88,766	27
2018	13.20	0.40	(0.39)	0.01	(0.40)	(0.02)	(0.42)	12.79	0.05	0.63	0.59	3.08	102,523	31
2017	13.17	0.35	0.14	0.49	(0.35)	(0.11)	(0.46)	13.20	3.86	0.71	0.59	2.70	120,745	44
2016	12.33	0.45	0.89	1.34	(0.45)	(0.05)	(0.50)	13.17	11.23	0.72	0.59	3.65	82,643	62
2015	13.09	0.36	(0.71)	(0.35)	(0.36)	(0.05)	(0.41)	12.33	(2.73)	0.70	0.59	2.83	137,987	26
2014	12.39	0.44	0.91	1.35	(0.44)	(0.21)	(0.65)	13.09	11.20	0.74	0.59	3.32	78,347	25
TCH Core Plus Bond Fund
2019(5)	11.41	0.18	(0.03)	0.15	(0.18)	—	(0.18)	11.38	1.37	0.57	0.57	3.30	68,948	23
2018	11.79	0.32	(0.37)	(0.05)	(0.32)	(0.01)	(0.33)	11.41	(0.45)	0.58	0.58	2.70	61,251	45
2017	11.89	0.24	(0.02)	0.22	(0.28)	(0.04)	(0.32)	11.79	1.91	0.59	0.59	2.37	68,946	34
2016	11.42	0.34	0.48	0.82	(0.35)	(0.00)	(0.35)	11.89	7.36	0.59	0.59	3.00	508,030	39
2015	11.95	0.32	(0.47)	(0.15)	(0.32)	(0.06)	(0.38)	11.42	(1.28)	0.58	0.58	2.69	602,588	25
2014	11.32	0.31	0.66	0.97	(0.32)	(0.02)	(0.34)	11.95	8.68	0.62	0.59	2.66	517,753	44
Government Money Market Fund
2019(5)	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.90	0.50	0.45	1.81	591,858	—
2018	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	1.05	0.50	0.45	1.03	747,981	—
2017	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.24	0.50	0.42	0.24	814,242	—
2016	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01	0.53	0.29	0.01	268,417	—
2015	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01	0.53	0.08	0.01	101,593	—
2014	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.01	0.54	0.07	0.01	105,267	—
Tax-Free Money Market Fund
2019(5)	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.59	0.55	0.45	1.19	80,060	—
2018	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	0.80	0.56	0.45	0.79	75,889	—
2017	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.37	0.57	0.45	0.33	76,029	—
2016	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.06	0.53	0.26	0.03	90,098	—
2015	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	0.53	0.16	0.01	142,052	—
2014	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	0.53	0.20	0.01	131,175	—

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Investor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (2)(3)	Ratios to Average Net Assets (1)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
										Gross Expenses	Net Expenses (4)	Net investment income (4)
Prime Money Market Fund
2019(5)	$1.00	$0.01	$—	$0.01	$(0.01)	$—	$(0.01)	$1.00	0.98%	0.52%	0.45%	1.98%	$195,259	—%
2018	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.25	0.52	0.45	1.24	193,006	—
2017	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.42	0.53	0.45	0.36	202,251	—
2016	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	0.45	0.38	0.03	903,864	—
2015	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01	0.45	0.19	0.01	1,296,633	—
2014	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01	0.45	0.18	0.01	1,356,875	—
Institutional Prime Money Market Fund
2019(5)	1.0001	0.0099	—	0.0099	(0.0099)	—	(0.0099)	1.0001	0.99	0.52	0.45	2.00	2,365	—
2018	1.0001	0.0128	0.0000	0.0128	(0.0128)	(0.0000)	(0.0128)	1.0001	1.29	0.55	0.45	1.31	2,401	—
2017(6)	1.00	0.0049	0.0001	0.0050	(0.0049)	(0.0000)	(0.0049)	1.0001	0.50	0.55	0.45	0.50	1,421	—
2016(7)	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	0.54	0.45	0.14	992	—

(1)	Annualized for periods less than one year.
(2)	Based on net asset value as of end of period date.
(3)	Not annualized for periods less than one year.
(4)	The contractual and voluntary expense waivers pursuant to Note 6 of the financial statements are reflected in both the net expense and net investment income (loss) ratios.
(5)	For the six months ended February 28, 2019 (Unaudited).
(6)

Effective October 3, 2016, the BMO Institutional Prime Money Market Fund switched the valuation method of its securities from amortized cost to reflecting changes in market values, thus allowing the Fund’s NAV to “float”. In connection with this change, the Fund’s per share NAV is now calculated to four decimals (e.g., $1.0000).

(7)	Reflects operations for the period from June 3, 2016 (inception date) to August 31, 2016.

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Advisor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (2)(3)	Ratios to Average Net Assets (1)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
										Gross Expenses	Net Expenses (4)	Net investment income (4)
Low Volatility Equity Fund
2019(5)	$15.72	$0.12	$0.23	$0.35	$(0.12)	$(1.34)	$(1.46)	$14.61	2.63%	1.04%	0.90%	1.69%	$25,573	19%
2018	14.36	0.19	1.76	1.95	(0.20)	(0.39)	(0.59)	15.72	13.96	1.03	0.90	1.25	25,571	43
2017	13.79	0.20	0.74	0.94	(0.20)	(0.17)	(0.37)	14.36	6.94	1.03	0.90	1.47	31,624	56
2016	12.81	0.16	1.35	1.51	(0.17)	(0.36)	(0.53)	13.79	12.13	1.05	0.90	1.40	15,064	40
2015	13.20	0.14	0.55	0.69	(0.18)	(0.90)	(1.08)	12.81	5.22	1.12	0.90	1.12	1,162	47
2014(6)	12.74	0.04	0.47	0.51	(0.05)	—	(0.05)	13.20	4.03	1.02	0.90	1.17	26	47
Dividend Income Fund
2019(5)	15.46	0.14	(0.53)	(0.39)	(0.15)	(0.58)	(0.73)	14.34	(2.39)	1.01	0.90	2.44	12,525	23
2018	14.51	0.28	2.67	2.95	(0.30)	(1.70)	(2.00)	15.46	21.90	1.04	0.90	2.07	6,092	39
2017(7)	12.94	0.28	1.61	1.89	(0.21)	(0.11)	(0.32)	14.51	14.80	1.08	0.90	2.06	3,205	43
2016	12.59	0.30	1.11	1.41	(0.30)	(0.76)	(1.06)	12.94	11.89	1.08	0.90	2.44	78,531	51
2015	14.29	0.31	(0.76)	(0.45)	(0.33)	(0.92)	(1.25)	12.59	(3.63)	1.05	0.90	2.16	74,254	46
2014(6)	13.57	0.08	0.71	0.79	(0.07)	—	(0.07)	14.29	5.84	1.08	0.90	2.09	26	45
Large-Cap Value Fund
2019(5)	16.59	0.12	(0.86)	(0.74)	(0.14)	(1.40)	(1.54)	14.31	(4.10)	0.84	0.79	1.78	20,736	30
2018	15.85	0.16	2.22	2.38	(0.19)	(1.45)	(1.64)	16.59	15.57	0.91	0.89	0.82	22,602	54
2017(7)	14.14	0.08	1.93	2.01	(0.18)	(0.12)	(0.30)	15.85	14.33	1.02	1.00	0.49	25,061	62
2016	15.23	0.21	0.53	0.74	(0.22)	(1.61)	(1.83)	14.14	5.31	1.10	1.07	1.61	37	60
2015	17.04	0.13	(0.22)	(0.09)	(0.10)	(1.62)	(1.72)	15.23	(0.70)	1.22	1.21	0.80	28	72
2014(6)	16.23	0.04	0.82	0.86	(0.05)	—	(0.05)	17.04	5.32	1.23	1.23	0.83	27	68
Large-Cap Growth Fund
2019(5)	20.96	0.04	(1.19)	(1.15)	(0.08)	(2.55)	(2.63)	17.18	(4.84)	0.83	0.79	0.52	840	25
2018	17.46	0.05	4.45	4.50	—	(1.00)	(1.00)	20.96	26.84	0.91	0.88	0.32	860	57
2017	15.34	0.03	3.06	3.09	(0.07)	(0.90)	(0.97)	17.46	21.30	1.03	1.00	0.39	808	75
2016	16.26	0.02	1.45	1.47	(0.02)	(2.37)	(2.39)	15.34	9.68	1.13	1.07	0.29	405	70
2015	17.94	0.00	0.92	0.92	(0.01)	(2.59)	(2.60)	16.26	5.58	1.23	1.21	0.03	37	94
2014(6)	16.81	0.01	1.12	1.13	—	—	—	17.94	6.72	1.24	1.24	0.17	26	67
Mid-Cap Value Fund
2019(5)	12.64	0.06	(0.70)	(0.64)	(0.11)	(1.33)	(1.44)	10.56	(4.47)	1.24	1.24	1.04	47,141	19
2018	11.91	0.11	1.17	1.28	(0.05)	(0.50)	(0.55)	12.64	10.89	1.25	1.24	0.79	55,151	64
2017	14.40	0.05	1.28	1.33	(0.05)	(3.77)	(3.82)	11.91	12.88	1.26	1.24	0.74	64,462	139
2016	15.02	0.11	0.86	0.97	(0.12)	(1.47)	(1.59)	14.40	7.27	1.23	1.23	0.90	39	24
2015	17.66	0.03	(0.59)	(0.56)	(0.02)	(2.06)	(2.08)	15.02	(3.55)	1.22	1.22	0.19	26	27
2014(6)	16.61	0.01	1.04	1.05	—	—	—	17.66	6.32	1.20	1.20	0.31	27	30
Mid-Cap Growth Fund
2019(5)	17.96	(0.02)	(0.78)	(0.80)	—	(2.95)	(2.95)	14.21	(2.29)	1.31	1.24	(0.34)	14,922	29
2018	14.79	(0.08)	4.24	4.16	—	(0.99)	(0.99)	17.96	29.40	1.31	1.24	(0.43)	16,399	63
2017	16.26	(0.02)	2.11	2.09	(0.02)	(3.54)	(3.56)	14.79	16.73	1.37	1.24	(0.47)	17,945	157
2016	20.02	0.03	(0.91)	(0.88)	—	(2.88)	(2.88)	16.26	(4.23)	1.29	1.24	0.09	31	59
2015	23.93	(0.11)	(0.57)	(0.68)	—	(3.23)	(3.23)	20.02	(2.89)	1.25	1.24	(0.52)	28	53
2014(6)	22.89	(0.04)	1.08	1.04	—	—	—	23.93	4.54	1.24	1.24	(0.63)	26	57
Small-Cap Value Fund
2019(5)	14.78	0.05	(1.49)	(1.44)	(0.06)	(0.96)	(1.02)	12.32	(9.35)	1.40	1.24	0.56	3,793	36
2018	13.30	0.03	2.57	2.60	—	(1.12)	(1.12)	14.78	20.32	1.41	1.24	0.25	4,741	70
2017(7)	13.21	0.03	1.36	1.39	(0.04)	(1.26)	(1.30)	13.30	11.58	1.49	1.24	0.22	4,931	148
2016	12.72	0.03	0.98	1.01	—	(0.52)	(0.52)	13.21	8.23	1.39	1.24	0.17	42,615	39
2015	14.40	(0.02)	(0.85)	(0.87)	—	(0.81)	(0.81)	12.72	(6.18)	1.46	1.24	(0.46)	72,822	53
2014(6)	13.99	(0.01)	0.42	0.41	—	—	—	14.40	2.93	1.46	1.24	(0.14)	26	43

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Advisor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (2)(3)	Ratios to Average Net Assets (1)					Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
										Gross Expenses		Net Expenses (4)		Net investment income (loss) (4)
Small-Cap Core Fund
2019(5)	$15.11	$0.01	$(1.80)	$(1.79)	$(0.01)	$(1.15)	$(1.16)	$12.16	(11.34)%	1.68%		1.15%		0.03%	$2,474	40%
2018	13.22	(0.01)	2.73	2.72	—	(0.83)	(0.83)	15.11	21.20	1.62		1.15		(0.04)	2,988	89
2017	11.57	(0.02)	1.88	1.86	(0.01)	(0.20)	(0.21)	13.22	16.09	1.83		1.15		(0.18)	2,612	90
2016	10.41	0.02	1.22	1.24	—	(0.08)	(0.08)	11.57	11.97	2.54		1.15		0.19	647	70
2015	10.38	(0.01)	0.04	0.03	—	—	—	10.41	0.29	5.02		1.15		(0.28)	629	64
2014(6)	10.08	(0.01)	0.31	0.30	—	—	—	10.38	2.98	4.82		1.15		(0.30)	26	43
Small-Cap Growth Fund
2019(5)	21.60	(0.05)	(2.68)	(2.73)	—	(2.75)	(2.75)	16.12	(11.69)	1.28		1.24		(0.56)	43,406	26
2018	18.37	(0.12)	5.43	5.31	—	(2.08)	(2.08)	21.60	31.55	1.28		1.24		(0.47)	53,772	80
2017(8)	17.79	(0.06)	0.64	0.58	—	—	—	18.37	3.26	1.24		1.24		(0.97)	57,737	197
Global Low Volatility Equity Fund
2019(5)(9)	14.00	0.21	(0.21)	—	(0.38)	(2.35)	(2.73)	11.27	0.86	1.68		1.10		2.02	295	20
2018(9)	13.16	(0.15)	1.46	1.31	(0.34)	(0.13)	(0.47)	14.00	10.21	1.46		1.10		1.50	339	34
2017(9)	12.61	0.14	0.66	0.80	(0.17)	(0.08)	(0.25)	13.16	6.59	1.52		1.10		1.96	997	74
2016(9)	11.31	0.11	1.25	1.36	(0.06)	(0.00)	(0.06)	12.61	12.11	1.63		1.10		2.04	266	36
2015(9)	11.47	0.14	(0.17)	(0.03)	(0.08)	(0.05)	(0.13)	11.31	(0.28)	5.76		1.10		2.38	142	31
2014(6)(9)	11.12	0.05	0.30	0.35	—	—	—	11.47	3.15	11.55		1.10		1.53	26	29
Disciplined International Equity Fund
2019(5)(9)	10.94	0.04	(0.48)	(0.44)	(0.17)	—	(0.17)	10.33	(3.94)	1.25		1.15		0.82	179	27
2018(9)	11.17	0.21	(0.22)	(0.01)	(0.22)	—	(0.22)	10.94	(0.15)	1.27		1.15		2.11	186	52
2017(9)	9.56	0.20	1.66	1.86	(0.25)	—	(0.25)	11.17	19.97	1.39		1.15		1.98	149	77
2016(9)(10)	10.00	0.23	(0.67)	(0.44)	—	—	—	9.56	(4.40)	1.45		1.15		2.53	125	64
Pyrford International Stock Fund
2019(5)(9)	13.43	0.05	(0.28)	(0.23)	(0.33)	—	(0.33)	12.87	(1.57)	1.21		1.19		0.85	5,109	5
2018(9)	13.16	(0.09)	0.36	0.27	—	—	—	13.43	2.05	1.20		1.18		2.88	6,037	20
2017(7)(9)	12.18	0.40	0.83	1.23	(0.25)	—	(0.25)	13.16	10.38	1.30		1.21		3.11	891	33
2016(9)	11.74	0.33	0.35	0.68	(0.24)	—	(0.24)	12.18	5.96	1.31		1.24		0.92	88	12
2015(9)	13.11	0.05	(1.34)	(1.29)	(0.08)	—	(0.08)	11.74	(9.86)	1.28		1.24		2.79	817	9
2014(6)(9)	13.13	0.07	(0.09)	(0.02)	—	—	—	13.11	(0.15)	1.28		1.24		1.95	25	6
LGM Emerging Markets Equity Fund
2019(5)(9)	16.04	0.01	(0.42)	(0.41)	(0.13)	(0.51)	(0.64)	14.99	(2.40)	1.52		1.40		0.20	5,406	24
2018(9)	15.93	0.14	(0.03)	0.11	—	—	—	16.04	0.69	1.55		1.40		0.84	4,983	22
2017(7)(9)	14.04	0.13	1.82	1.95	(0.06)	—	(0.06)	15.93	14.03	1.63		1.40		0.96	4,776	40
2016(9)	12.12	0.16	1.86	2.02	(0.10)	—	(0.10)	14.04	16.88	1.64		1.40		0.92	51,879	24
2015(9)	14.30	0.08	(2.09)	(2.01)	(0.17)	—	(0.17)	12.12	(14.18)	1.59		1.40		2.01	63,966	25
2014(6)(9)	13.69	0.08	0.53	0.61	—	—	—	14.30	4.46	1.66		1.40		2.05	26	38
Alternative Strategies Fund
2019(5)(9)	9.73	(0.14)	(0.32)	(0.46)	—	—	—	9.27	(4.73)	2.37	(11)	1.94	(11)	(0.06)	42	37
2018(9)	10.74	(0.14)	(0.20)	(0.34)	—	(0.67)	(0.67)	9.73	(3.53)	3.08	(11)	2.33	(11)	(0.74)	70	122
2017(9)	10.30	(0.18)	0.62	0.44	—	—	—	10.74	4.27	3.65	(11)	2.95	(11)	(0.93)	157	251
2016(9)	10.40	(0.23)	0.23	0.00	—	(0.10)	(0.10)	10.30	(0.02)	3.88	(11)	3.07	(11)	1.11	286	279
2015(9)(12)	10.00	(0.06)	0.46	0.40	—	—	—	10.40	4.00	4.94	(11)	2.72	(11)	(1.07)	1,011	119
Global Long/Short Equity Fund
2019(5)(9)	12.00	(0.01)	(0.63)	(0.64)	(0.11)	(0.03)	(0.14)	11.22	(5.29)	4.04	(11)	2.08	(11)	(0.19)	696	24
2018(9)	12.22	0.00	0.21	0.21	(0.01)	(0.42)	(0.43)	12.00	1.61	3.71	(11)	2.47	(11)	0.02	801	79
2017(9)	10.68	0.01	1.66	1.67	(0.04)	(0.09)	(0.13)	12.22	15.77	5.05	(11)	2.42	(11)	0.03	730	42
2016(9)	10.00	0.03	0.65	0.68	—	—	—	10.68	6.80	9.46	(11)	2.36	(11)	0.46	510	45

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Advisor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (2)(3)	Ratios to Average Net Assets (1)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
										Gross Expenses	Net Expenses (4)	Net investment income (4)
Ultra Short Tax-Free Fund
2019(5)	$10.07	$0.07	$0.01	$0.08	$(0.07)	$—	$(0.07)	$10.08	0.79%	0.62%	0.55%	1.39%	$19,542	58%
2018	10.08	0.10	—	0.10	(0.10)	(0.01)	(0.11)	10.07	0.95	0.62	0.55	0.99	27,434	156
2017	10.08	0.07	0.01	0.08	(0.07)	(0.01)	(0.08)	10.08	0.80	0.64	0.55	0.74	34,696	126
2016	10.08	0.04	0.01	0.05	(0.04)	(0.01)	(0.05)	10.08	0.50	0.64	0.55	0.39	25	56
2015	10.09	0.04	(0.01)	0.03	(0.04)	—	(0.04)	10.08	0.25	0.60	0.55	0.34	25	57
2014(6)	10.09	0.01	—	0.01	(0.01)	—	(0.01)	10.09	0.13	0.59	0.55	0.50	25	86
Short Tax-Free Fund
2019(5)	10.14	0.08	0.02	0.10	(0.08)	—	(0.08)	10.16	1.02	0.71	0.55	1.64	5,304	40
2018	10.22	0.14	(0.08)	0.06	(0.14)	—	(0.14)	10.14	0.62	0.67	0.55	1.40	6,502	95
2017	10.24	0.13	(0.02)	0.11	(0.13)	(0.00)	(0.13)	10.22	1.08	0.76	0.55	1.27	7,166	93
2016	10.20	0.11	0.06	0.17	(0.11)	(0.02)	(0.13)	10.24	1.69	0.77	0.55	1.04	1,151	39
2015	10.20	0.12	0.00	0.12	(0.12)	—	(0.12)	10.20	1.21	0.83	0.55	1.15	453	50
2014(6)	10.17	0.03	0.03	0.06	(0.03)	—	(0.03)	10.20	0.64	0.83	0.55	1.29	25	69
Short-Term Income Fund
2019(5)	9.27	0.11	0.03	0.14	(0.11)	—	(0.11)	9.30	1.48	0.70	0.60	2.33	24,193	25
2018	9.39	0.17	(0.12)	0.05	(0.17)	—	(0.17)	9.27	0.56	0.71	0.60	1.80	26,011	48
2017	9.40	0.15	(0.01)	0.14	(0.15)	—	(0.15)	9.39	1.46	0.72	0.60	1.61	33,311	53
2016	9.33	0.10	0.07	0.17	(0.10)	—	(0.10)	9.40	1.87	0.70	0.60	0.98	157	64
2015	9.40	0.09	(0.05)	0.04	(0.11)	—	(0.11)	9.33	0.43	0.69	0.60	1.02	25	29
2014(6)	9.42	0.02	(0.01)	0.01	(0.03)	—	(0.03)	9.40	0.10	0.71	0.60	1.10	25	43
Intermediate Tax-Free Fund
2019(5)	11.13	0.15	0.04	0.19	(0.15)	—	(0.15)	11.17	1.72	0.55	0.55	2.72	6,579	38
2018	11.37	0.30	(0.24)	0.06	(0.30)	—	(0.30)	11.13	0.53	0.55	0.55	2.65	14,701	45
2017	11.61	0.29	(0.21)	0.08	(0.29)	(0.03)	(0.32)	11.37	0.79	0.57	0.55	2.57	10,842	44
2016	11.26	0.25	0.37	0.62	(0.25)	(0.02)	(0.27)	11.61	5.56	0.57	0.55	2.18	1,693	42
2015	11.25	0.26	0.01	0.27	(0.26)	—	(0.26)	11.26	2.36	0.57	0.55	2.24	2,095	26
2014(6)	11.16	0.07	0.09	0.16	(0.07)	—	(0.07)	11.25	1.46	0.60	0.55	2.41	2,044	35
Strategic Income Fund
2019(5)	9.08	0.21	0.03	0.24	(0.21)	—	(0.21)	9.11	2.67	0.94	0.80	4.68	12,544	25
2018	9.45	0.37	(0.37)	0.03	(0.40)	—	(0.40)	9.08	0.37	0.92	0.80	4.09	13,602	33
2017	9.43	0.28	0.03	0.31	(0.29)	—	(0.29)	9.45	3.32	0.90	0.80	3.14	18,354	65
2016	9.31	0.22	0.16	0.38	(0.26)	—	(0.26)	9.43	4.17	0.86	0.80	2.27	32	13
2015	9.36	0.22	0.00	0.22	(0.27)	—	(0.27)	9.31	2.34	0.93	0.80	2.36	26	44
2014(6)	9.35	0.03	0.05	0.08	(0.07)	—	(0.07)	9.36	0.86	0.94	0.80	2.38	25	129
TCH Corporate Income Fund
2019(5)	12.79	0.23	(0.10)	0.13	(0.23)	(0.04)	(0.27)	12.65	1.03	0.68	0.59	3.72	3,533	27
2018	13.20	0.40	(0.39)	0.01	(0.40)	(0.02)	(0.42)	12.79	0.06	0.63	0.59	3.15	1,864	31
2017	13.17	0.35	0.14	0.49	(0.35)	(0.11)	(0.46)	13.20	3.86	0.71	0.59	2.63	1,384	44
2016	12.33	0.45	0.89	1.34	(0.45)	(0.05)	(0.50)	13.17	11.23	0.72	0.59	3.77	66	62
2015	13.09	0.36	(0.71)	(0.35)	(0.36)	(0.05)	(0.41)	12.33	(2.73)	0.70	0.59	2.83	25	26
2014(6)	12.93	0.09	0.17	0.26	(0.10)	—	(0.10)	13.09	2.02	0.72	0.59	2.92	25	25
TCH Core Plus Bond Fund
2019(5)	11.41	0.19	(0.04)	0.15	(0.18)	—	(0.18)	11.38	1.37	0.57	0.57	3.29	3,043	23
2018	11.79	0.31	(0.37)	(0.05)	(0.32)	(0.01)	(0.33)	11.41	(0.45)	0.58	0.58	2.69	3,032	45
2017	11.89	0.28	(0.06)	0.22	(0.28)	(0.04)	(0.32)	11.79	1.91	0.59	0.59	2.36	3,337	34
2016	11.42	0.34	0.48	0.82	(0.35)	(0.00)	(0.35)	11.89	7.36	0.59	0.59	2.99	1,434	39
2015	11.95	0.32	(0.47)	(0.15)	(0.32)	(0.06)	(0.38)	11.42	(1.28)	0.58	0.58	2.71	312	25
2014(6)	11.82	0.08	0.14	0.22	(0.09)	—	(0.09)	11.95	1.85	0.60	0.59	2.74	25	44

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Advisor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (2)(3)	Ratios to Average Net Assets (1)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
										Gross Expenses	Net Expenses (4)	Net investment income (4)
High Yield Bond Fund
2019(5)	$9.25	$0.25	$(0.06)	$0.19	$(0.25)	$—	$(0.25)	$9.19	2.10%	2.16%	0.90%	5.53%	$770	11%
2018	9.58	0.48	(0.33)	0.15	(0.48)	—	(0.48)	9.25	1.62	2.00	0.90	5.12	864	37
2017	9.49	0.44	0.15	0.59	(0.50)	—	(0.50)	9.58	6.37	1.42	0.90	5.26	1,010	47
2016	9.41	0.48	0.08	0.56	(0.48)	—	(0.48)	9.49	6.22	1.21	0.90	5.15	72,010	51
2015	10.44	0.51	(0.79)	(0.28)	(0.51)	(0.24)	(0.75)	9.41	(2.70)	1.21	0.90	5.13	42,843	46
2014(6)	10.52	0.14	(0.08)	0.06	(0.14)	—	(0.14)	10.44	0.58	1.17	0.90	5.09	25	42

(1)	Annualized for periods less than one year.
(2)	Based on net asset value as of end of period date.
(3)	Not annualized for periods less than one year.
(4)	The contractual and voluntary expense waivers pursuant to Note 6 of the financial statements are reflected in both the net expense and net investment income (loss) ratios.
(5)	For the six months ended February 28, 2019 (Unaudited).
(6)	Reflects operations for the period from May 27, 2014 (inception date) to August 31, 2014.
(7)	Calculated using the average shares method.
(8)	Reflects operations for the period from May 31, 2017 (inception date) to August 31, 2017.
(9)	Redemption fees consisted of per share amounts less than $0.01.
(10)	Reflects operations for the period from September 17, 2015 (inception date) to August 31, 2016.
(11)

Percentages shown include interest expense and dividends on securities sold short and overdraft expenses. Gross and net expense ratios, respectively, excluding interest expense and dividends on securities sold short and overdraft expenses are as follows:

Alternatives Strategies Fund			Global Long/Short Equity Fund
	Gross	Net		Gross	Net
2019	2.19%	1.76%	2019	3.56%	1.60%
2018	2.75	2.00	2018	2.83	1.60
2017	2.85	2.15	2017	4.23	1.60
2016	3.05	2.20	2016	8.70	1.60
2015	4.42	2.20

(12)	Reflects operations for the period from December 16, 2014 (inception date) to August 31, 2015.

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Institutional Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (2)(3)	Ratios to Average Net Assets (1)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
										Gross Expenses	Net Expenses (4)	Net investment income (loss) (4)
Low Volatility Equity Fund
2019(5)	$15.77	$0.14	$0.24	$0.38	$(0.14)	$(1.34)	$(1.48)	$14.67	2.82%	0.79%	0.65%	1.96%	$127,004	19%
2018	14.42	0.24	1.74	1.98	(0.24)	(0.39)	(0.63)	15.77	14.12	0.78	0.65	1.52	102,815	43
2017	13.84	0.24	0.74	0.98	(0.23)	(0.17)	(0.40)	14.42	7.24	0.78	0.65	1.69	127,837	56
2016	12.84	0.20	1.35	1.55	(0.19)	(0.36)	(0.55)	13.84	12.47	0.80	0.65	1.62	135,413	40
2015	13.22	0.20	0.53	0.73	(0.21)	(0.90)	(1.11)	12.84	5.56	0.87	0.65	1.52	76,792	47
2014	11.28	0.18	2.05	2.23	(0.18)	(0.11)	(0.29)	13.22	19.97	0.89	0.65	1.49	57,421	47
Dividend Income Fund
2019(5)	15.41	0.17	(0.55)	(0.38)	(0.16)	(0.58)	(0.74)	14.29	(2.30)	0.76	0.65	2.65	206,730	23
2018	14.47	0.34	2.64	2.98	(0.34)	(1.70)	(2.04)	15.41	22.17	0.79	0.65	2.31	149,009	39
2017(6)	12.96	0.33	1.60	1.93	(0.31)	(0.11)	(0.42)	14.47	15.15	0.83	0.65	2.37	112,377	43
2016	12.62	0.35	1.08	1.43	(0.33)	(0.76)	(1.09)	12.96	12.07	0.83	0.65	2.68	38,719	51
2015	14.32	0.35	(0.77)	(0.42)	(0.36)	(0.92)	(1.28)	12.62	(3.38)	0.80	0.65	2.50	45,554	46
2014	12.27	0.32	2.51	2.83	(0.31)	(0.47)	(0.78)	14.32	23.87	0.80	0.65	2.43	55,387	45
Large-Cap Value Fund
2019(5)	16.61	0.15	(0.87)	(0.72)	(0.16)	(1.40)	(1.56)	14.33	(3.96)	0.58	0.54	2.01	229,642	30
2018	15.88	0.28	2.14	2.42	(0.24)	(1.45)	(1.69)	16.61	15.83	0.67	0.64	1.64	287,685	54
2017(6)	14.16	0.22	1.83	2.05	(0.21)	(0.12)	(0.33)	15.88	14.66	0.77	0.75	1.47	307,156	62
2016	15.26	0.24	0.53	0.77	(0.26)	(1.61)	(1.87)	14.16	5.57	0.85	0.82	1.83	136,813	60
2015	17.06	0.18	(0.23)	(0.05)	(0.13)	(1.62)	(1.75)	15.26	(0.45)	0.97	0.96	1.04	94,439	72
2014	14.56	0.16	3.56	3.72	(0.16)	(1.06)	(1.22)	17.06	26.74	0.98	0.98	0.95	119,263	68
Large-Cap Growth Fund
2019(5)	21.17	0.07	(1.20)	(1.13)	(0.12)	(2.55)	(2.67)	17.37	(4.68)	0.58	0.54	0.79	249,762	25
2018	17.60	0.11	4.48	4.59	(0.02)	(1.00)	(1.02)	21.17	27.19	0.67	0.64	0.56	279,227	57
2017	15.47	0.10	3.06	3.16	(0.13)	(0.90)	(1.03)	17.60	21.63	0.78	0.75	0.65	278,436	75
2016	16.39	0.07	1.44	1.51	(0.06)	(2.37)	(2.43)	15.47	9.88	0.88	0.82	0.50	95,438	70
2015	18.06	0.07	0.90	0.97	(0.04)	(2.60)	(2.64)	16.39	5.85	0.98	0.96	0.29	72,958	94
2014	15.18	0.06	4.36	4.42	(0.09)	(1.45)	(1.54)	18.06	30.63	0.99	0.99	0.28	130,948	67
Mid-Cap Value Fund
2019(5)	12.58	0.07	(0.70)	(0.63)	(0.14)	(1.33)	(1.47)	10.48	(4.36)	0.99	0.99	1.30	97,799	19
2018	11.89	0.13	1.18	1.31	(0.12)	(0.50)	(0.62)	12.58	11.21	1.00	0.99	1.04	113,786	64
2017	14.38	0.08	1.27	1.35	(0.07)	(3.77)	(3.84)	11.89	13.10	1.01	0.99	0.91	127,304	139
2016	15.01	0.16	0.85	1.01	(0.17)	(1.47)	(1.64)	14.38	7.55	0.98	0.98	1.09	75,608	24
2015	17.63	0.08	(0.60)	(0.52)	(0.04)	(2.06)	(2.10)	15.01	(3.29)	0.97	0.97	0.43	99,160	27
2014	16.23	0.08	3.64	3.72	(0.12)	(2.20)	(2.32)	17.63	24.96	0.95	0.95	0.49	145,606	30
Mid-Cap Growth Fund
2019(5)	18.79	(0.01)	(0.79)	(0.80)	—	(2.95)	(2.95)	15.04	(2.75)	1.06	0.99	(0.09)	76,694	29
2018	15.39	(0.03)	4.42	4.39	—	(0.99)	(0.99)	18.79	29.76	1.06	0.99	(0.18)	89,028	63
2017	16.76	0.03	2.19	2.22	(0.05)	(3.54)	(3.59)	15.39	17.07	1.12	0.99	(0.07)	94,464	157
2016	20.51	0.04	(0.91)	(0.87)	—	(2.88)	(2.88)	16.76	(4.06)	1.04	0.99	0.33	39,569	59
2015	24.37	(0.08)	(0.55)	(0.63)	—	(3.23)	(3.23)	20.51	(2.61)	1.00	0.99	(0.26)	82,768	53
2014	23.26	(0.09)	4.26	4.17	—	(3.06)	(3.06)	24.37	19.43	0.97	0.97	(0.36)	144,807	57
Small-Cap Value Fund
2019(5)	15.03	0.05	(1.51)	(1.46)	(0.09)	(0.96)	(1.05)	12.52	(9.27)	1.15	0.99	0.82	49,381	36
2018	13.47	0.07	2.61	2.68	—	(1.12)	(1.12)	15.03	20.67	1.16	0.99	0.49	56,848	70
2017(6)	13.37	0.04	1.41	1.45	(0.09)	(1.26)	(1.35)	13.47	11.87	1.24	0.99	0.33	56,585	148
2016	12.84	0.05	1.00	1.05	—	(0.52)	(0.52)	13.37	8.47	1.14	0.99	0.40	25,522	39
2015	14.50	(0.01)	(0.84)	(0.85)	—	(0.81)	(0.81)	12.84	(5.99)	1.21	0.99	(0.14)	19,186	53
2014	13.62	0.01	2.25	2.26	—	(1.38)	(1.38)	14.50	17.68	1.15	0.99	0.04	16,369	43

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Institutional Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (2)(3)	Ratios to Average Net Assets (1)					Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
										Gross Expenses		Net Expenses (4)		Net investment income (loss) (4)
Small-Cap Core Fund
2019(5)	$15.23	$0.02	$(1.80)	$(1.78)	$(0.01)	$(1.15)	$(1.16)	$12.29	(11.18)%	1.43%		0.90%		0.28%	$18,350	40%
2018	13.30	0.03	2.74	2.77	(0.01)	(0.83)	(0.84)	15.23	21.46	1.37		0.90		0.21	21,407	89
2017	11.64	0.01	1.89	1.90	(0.04)	(0.20)	(0.24)	13.30	16.33	1.58		0.90		0.14	17,049	90
2016	10.45	0.03	1.25	1.28	(0.01)	(0.08)	(0.09)	11.64	12.37	2.29		0.90		0.44	10,780	70
2015	10.40	0.02	0.03	0.05	—	—	—	10.45	0.48	4.77		0.90		0.17	3,632	64
2014(7)	10.00	0.00	0.40	0.40	—	—	—	10.40	4.00	6.75		0.90		(0.03)	3,030	43
Small-Cap Growth Fund
2019(5)	22.48	(0.02)	(2.78)	(2.80)	—	(2.75)	(2.75)	16.93	(11.59)	1.03		0.99		(0.30)	81,302	26
2018	19.00	(0.03)	5.59	5.56	—	(2.08)	(2.08)	22.48	31.83	1.02		0.99		(0.21)	99,311	80
2017	16.62	(0.14)	2.52	2.38	—	—	—	19.00	14.32	1.02		1.02		(0.37)	81,259	197
2016	18.60	(0.10)	(0.64)	(0.74)	—	(1.24)	(1.24)	16.62	(3.72)	1.18		1.18		(0.21)	179,726	63
2015	22.75	(0.07)	(0.29)	(0.36)	—	(3.79)	(3.79)	18.60	(1.27)	1.15		1.15		(0.35)	339,016	59
2014	22.55	(0.02)	3.16	3.14	—	(2.94)	(2.94)	22.75	14.69	1.15		1.15		(0.09)	363,988	82
Global Low Volatility Equity Fund
2019(5)(8)	14.05	0.16	(0.13)	0.03	(0.40)	(2.35)	(2.75)	11.33	1.06	1.43		0.85		2.23	35,182	20
2018(8)	13.20	0.30	1.05	1.35	(0.37)	(0.13)	(0.50)	14.05	10.44	1.19		0.85		1.94	30,205	34
2017(8)	12.65	0.19	0.64	0.83	(0.20)	(0.08)	(0.28)	13.20	6.76	1.27		0.85		1.98	48,221	74
2016(8)	11.34	0.07	1.33	1.40	(0.09)	(0.00)	(0.09)	12.65	12.44	1.38		0.85		2.26	38,909	36
2015(8)	11.50	0.25	(0.26)	(0.01)	(0.10)	(0.05)	(0.15)	11.34	(0.08)	5.51		0.85		2.16	4,144	31
2014(8)(9)	10.00	0.07	1.43	1.50	—	—	—	11.50	15.00	13.27		0.85		1.76	3,947	29
Disciplined International Equity Fund
2019(5)(10)	10.96	0.03	(0.46)	(0.43)	(0.19)	—	(0.19)	10.34	(3.75)	1.00		0.90		1.07	79,572	27
2018(10)	11.19	0.26	(0.25)	0.01	(0.24)	—	(0.24)	10.96	0.05	1.03		0.90		2.33	77,339	84
2017(10)	9.58	0.25	1.64	1.89	(0.28)	—	(0.28)	11.19	20.30	1.14		0.90		2.13	72,239	77
2016(10)(11)	10.00	0.23	(0.65)	(0.42)	—	—	—	9.58	(4.20)	1.20		0.90		2.51	67,434	64
Pyrford International Stock Fund
2019(5)(8)	13.18	0.06	(0.27)	(0.21)	(0.34)	—	(0.34)	12.63	(1.39)	0.96		0.94		1.10	471,427	5
2018(8)	13.21	0.37	(0.06)	0.31	(0.34)	—	(0.34)	13.18	2.34	0.96		0.94		2.41	485,053	20
2017(6)(8)	12.22	0.32	0.94	1.26	(0.27)	—	(0.27)	13.21	10.68	1.05		0.96		2.59	593,746	33
2016(8)	11.78	0.35	0.36	0.71	(0.27)	—	(0.27)	12.22	6.21	1.06		0.99		2.44	485,787	12
2015(8)	13.14	0.22	(1.48)	(1.26)	(0.10)	—	(0.10)	11.78	(9.63)	1.03		0.99		2.52	626,232	9
2014(8)	12.10	0.39	1.27	1.66	(0.59)	(0.03)	(0.62)	13.14	14.00	1.02		0.99		3.32	272,486	6
LGM Emerging Markets Equity Fund
2019(5)(8)	15.99	0.04	(0.43)	(0.39)	(0.19)	(0.51)	(0.70)	14.90	(2.24)	1.27		1.15		0.46	220,782	24
2018(8)	15.97	0.19	(0.04)	0.15	(0.13)	—	(0.13)	15.99	0.92	1.29		1.15		1.20	201,835	22
2017(6)(8)	14.08	0.15	1.84	1.99	(0.10)	—	(0.10)	15.97	14.36	1.38		1.15		1.04	157,581	40
2016(8)	12.16	0.15	1.90	2.05	(0.13)	—	(0.13)	14.08	17.12	1.39		1.15		1.07	78,851	24
2015(8)	14.33	0.16	(2.13)	(1.97)	(0.20)	—	(0.20)	12.16	(13.88)	1.34		1.15		1.15	85,034	25
2014(8)	12.61	0.23	1.71	1.94	(0.22)	—	(0.22)	14.33	15.57	1.30		1.15		1.89	111,807	38
Alternative Strategies Fund
2019(5)	9.82	0.00	(0.45)	(0.45)	—	—	—	9.37	(4.59)	2.12	(12)	1.68	(12)	0.28	63,337	37
2018	10.81	(0.05)	(0.27)	(0.32)	—	(0.67)	(0.67)	9.82	(3.31)	2.79	(12)	2.08	(12)	(0.42)	73,250	122
2017(8)	10.33	(0.09)	0.57	0.48	—	—	—	10.81	4.65	3.40	(12)	2.70	(12)	(0.67)	95,583	251
2016(8)	10.42	(0.05)	0.07	0.02	(0.01)	(0.10)	(0.11)	10.33	0.16	3.63	(12)	2.82	(12)	(0.75)	109,128	279
2015(8)(13)	10.00	(0.08)	0.50	0.42	—	—	—	10.42	4.20	4.69	(12)	2.47	(12)	(1.11)	34,261	119

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Institutional Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (2)(3)	Ratios to Average Net Assets (1)					Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
										Gross Expenses		Net Expenses (4)		Net investment income (4)
Global Long/Short Equity Fund
2019(5)(10)	$12.04	$(0.01)	$(0.62)	$(0.63)	$(0.11)	$(0.03)	$(0.14)	$11.27	(5.19)%	3.78	(12)%	1.88	(12)%	0.07%	$5,129	24%
2018(10)	12.25	0.04	0.20	0.24	(0.03)	(0.42)	(0.45)	12.04	1.91	3.47	(12)	2.22	(12)	0.28	9,148	79
2017(10)	10.70	0.05	1.66	1.71	(0.07)	(0.09)	(0.16)	12.25	16.10	4.80	(12)	2.17	(12)	0.27	8,967	42
2016(10)(11)	10.00	0.04	0.66	0.70	—	—	—	10.70	7.00	9.21	(12)	2.11	(12)	0.50	3,717	45
Ultra Short Tax-Free Fund
2019(5)	10.06	0.08	0.01	0.09	(0.08)	—	(0.08)	10.07	0.92	0.37		0.30		1.65	572,793	58
2018	10.08	0.13	(0.01)	0.12	(0.13)	(0.01)	(0.14)	10.06	1.10	0.37		0.30		1.25	572,669	156
2017	10.07	0.10	0.02	0.12	(0.10)	(0.01)	(0.11)	10.08	1.15	0.39		0.30		0.94	625,691	126
2016	10.08	0.07	—	0.07	(0.07)	(0.01)	(0.08)	10.07	0.65	0.39		0.30		0.65	548,641	56
2015	10.09	0.06	(0.01)	0.05	(0.06)	—	(0.06)	10.08	0.50	0.35		0.30		0.59	702,324	57
2014	10.04	0.09	0.05	0.14	(0.09)	—	(0.09)	10.09	1.35	0.34		0.30		0.82	663,538	86
Short Tax-Free Fund
2019(5)	10.14	0.09	0.03	0.12	(0.09)	—	(0.09)	10.17	1.19	0.46		0.40		1.80	172,501	40
2018	10.22	0.16	(0.08)	0.08	(0.16)	—	(0.16)	10.14	0.77	0.48		0.40		1.56	182,022	95
2017	10.25	0.14	(0.03)	0.11	(0.14)	(0.00)	(0.14)	10.22	1.14	0.51		0.40		1.39	175,454	93
2016	10.20	0.13	0.07	0.20	(0.13)	(0.02)	(0.15)	10.25	1.94	0.52		0.40		1.18	168,592	39
2015	10.21	0.14	(0.01)	0.13	(0.14)	—	(0.14)	10.20	1.26	0.58		0.40		1.32	105,734	50
2014	9.95	0.15	0.26	0.41	(0.15)	—	(0.15)	10.21	4.12	0.62		0.40		1.45	78,050	69
Short-Term Income Fund
2019(5)	9.29	0.12	0.02	0.14	(0.12)	—	(0.12)	9.31	1.50	0.45		0.35		2.59	228,312	25
2018	9.40	0.20	(0.11)	0.09	(0.20)	—	(0.20)	9.29	0.92	0.46		0.35		2.06	214,068	48
2017	9.42	0.17	(0.02)	0.15	(0.17)	—	(0.17)	9.40	1.60	0.47		0.35		1.76	209,278	53
2016	9.35	0.11	0.09	0.20	(0.13)	—	(0.13)	9.42	2.12	0.45		0.35		1.16	234,507	64
2015	9.42	0.12	(0.06)	0.06	(0.13)	—	(0.13)	9.35	0.69	0.44		0.35		1.24	263,894	29
2014	9.39	0.13	0.04	0.17	(0.14)	—	(0.14)	9.42	1.80	0.43		0.35		1.35	142,526	43
Intermediate Tax-Free Fund
2019(5)	11.12	0.15	0.05	0.20	(0.16)	—	(0.16)	11.16	1.92	0.31		0.31		3.02	1,213,542	38
2018	11.37	0.32	(0.25)	0.07	(0.32)	—	(0.32)	11.12	0.68	0.31		0.31		2.88	894,463	45
2017	11.60	0.31	(0.20)	0.11	(0.31)	(0.03)	(0.34)	11.37	1.11	0.32		0.32		2.79	631,658	44
2016	11.26	0.28	0.36	0.64	(0.28)	(0.02)	(0.30)	11.60	5.71	0.32		0.32		2.43	601,873	42
2015	11.25	0.28	0.01	0.29	(0.28)	—	(0.28)	11.26	2.60	0.32		0.32		2.46	559,937	26
2014	10.66	0.31	0.59	0.90	(0.31)	0.00	(0.31)	11.25	8.50	0.36		0.36		2.77	396,291	35
Strategic Income Fund
2019(5)	9.08	0.21	0.04	0.25	(0.22)	—	(0.22)	9.11	2.79	0.68		0.55		4.91	9,725	25
2018	9.44	0.40	(0.36)	0.07	(0.43)	—	(0.43)	9.08	0.72	0.67		0.55		4.31	12,701	33
2017	9.42	0.27	0.06	0.33	(0.31)	—	(0.31)	9.44	3.58	0.65		0.55		2.68	21,550	65
2016	9.31	0.23	0.17	0.40	(0.29)	—	(0.29)	9.42	4.32	0.61		0.55		2.53	21,663	13
2015	9.35	0.24	0.01	0.25	(0.29)	—	(0.29)	9.31	2.70	0.68		0.55		2.61	22,981	44
2014	9.16	0.23	0.23	0.46	(0.27)	—	(0.27)	9.35	5.13	0.67		0.55		2.45	28,473	129
TCH Corporate Income Fund
2019(5)	12.78	0.24	(0.10)	0.14	(0.24)	(0.04)	(0.28)	12.64	1.11	0.42		0.42		3.83	193,839	27
2018	13.19	0.42	(0.39)	0.03	(0.42)	(0.02)	(0.44)	12.78	0.19	0.45		0.45		3.24	140,395	31
2017	13.15	0.37	0.15	0.52	(0.37)	(0.11)	(0.48)	13.19	4.07	0.46		0.46		2.84	134,293	44
2016	12.32	0.46	0.88	1.34	(0.46)	(0.05)	(0.51)	13.15	11.28	0.47		0.47		3.77	129,429	62
2015	13.07	0.38	(0.70)	(0.32)	(0.38)	(0.05)	(0.43)	12.32	(2.53)	0.45		0.45		2.97	162,107	26
2014	12.37	0.45	0.91	1.36	(0.45)	(0.21)	(0.66)	13.07	11.32	0.49		0.49		3.50	121,773	25

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Institutional Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (2)(3)	Ratios to Average Net Assets (1)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
										Gross Expenses	Net Expenses (4)	Net investment income (4)
TCH Core Plus Bond Fund
2019(5)	$11.40	$0.20	$(0.02)	$0.18	$(0.20)	$—	$(0.20)	$11.38	1.58%	0.32%	0.32%	3.53%	$886,032	23%
2018	11.78	0.34	(0.37)	(0.03)	(0.34)	(0.01)	(0.35)	11.40	(0.20)	0.33	0.33	2.95	981,569	45
2017	11.89	0.31	(0.07)	0.24	(0.31)	(0.04)	(0.35)	11.78	2.08	0.34	0.34	2.62	975,051	34
2016	11.42	0.37	0.48	0.85	(0.38)	(0.00)	(0.38)	11.89	7.63	0.34	0.34	3.25	459,228	39
2015	11.94	0.34	(0.45)	(0.11)	(0.35)	(0.06)	(0.41)	11.42	(0.96)	0.33	0.33	2.94	472,576	25
2014	11.32	0.33	0.65	0.98	(0.34)	(0.02)	(0.36)	11.94	8.82	0.37	0.37	2.89	422,941	44
High Yield Bond Fund
2019(5)	9.24	0.26	(0.06)	0.20	(0.26)	—	(0.26)	9.18	2.22	1.91	0.65	5.76	9,646	11
2018	9.57	0.50	(0.33)	0.17	(0.50)	—	(0.50)	9.24	1.87	1.75	0.65	5.36	10,462	37
2017	9.49	0.52	0.08	0.60	(0.52)	—	(0.52)	9.57	6.53	1.17	0.65	5.50	12,303	47
2016	9.41	0.50	0.08	0.58	(0.50)	—	(0.50)	9.49	6.47	0.96	0.65	5.43	34,345	51
2015	10.44	0.54	(0.79)	(0.25)	(0.54)	(0.24)	(0.78)	9.41	(2.46)	0.96	0.65	5.46	30,173	46
2014	10.32	0.58	0.26	0.84	(0.58)	(0.14)	(0.72)	10.44	8.32	0.85	0.65	5.53	37,307	42

(1)	Annualized for periods less than one year.
(2)	Based on net asset value as of end of period date.
(3)	Not annualized for periods less than one year.
(4)	The contractual and voluntary expense waivers pursuant to Note 6 of the financial statements are reflected in both the net expense and net investment income (loss) ratios.
(5)	For the six months ended February 28, 2019 (Unaudited).
(6)	Calculated using the average shares method.
(7)	Reflects operations for the period from December 27, 2013 (inception date) to August 31, 2014.
(8)	Redemption fees consisted of per share amounts less than $0.01.
(9)	Reflects operations for the period from September 30, 2013 (inception date) to August 31, 2014.
(10)

Redemption fees consisted of per share amounts less than $0.01. Effective February 8, 2012, the Ultra Short Tax-Free Fund discontinued it’s redemption fee policy and effective June 14, 2013, the remaining domestic Funds discontinued their redemption fee policy.

(11)	Reflects operations for the period from September 17, 2015 (inception date) to August 31, 2016.
(12)

Percentages shown include interest expense and dividends on securities sold short and overdraft expenses. Gross and net expense ratios, respectively, excluding interest expense and dividends on securities sold short and overdraft expense are as follows:

Alternatives Strategies Fund			Global Long/Short Equity Fund
	Gross	Net		Gross	Net
2019	1.94%	1.50%	2019	3.25%	1.35%
2018	2.46	1.75	2018	2.60	1.35
2017	2.60	1.90	2017	3.98	1.35
2016	2.76	1.95	2016	8.45	1.35
2015	4.17	1.95

(13)	Reflects operations for the period from December 16, 2014 (inception date) to August 31, 2015.

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Premier Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (2)(3)	Ratios to Average Net Assets (1)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
										Gross Expenses	Net Expenses (4)	Net investment income (4)
Government Money Market Fund
2019(5)	$1.00	$0.01	$—	$0.01	$(0.01)	$—	$(0.01)	$1.00	1.02%	0.25%	0.20%	2.06%	$2,359,077	—%
2018	1.00	0.01	0.00	(0.01)	(0.01)	—	(0.01)	1.00	1.30	0.25	0.20	1.30	2,641,069	—
2017	1.00	0.00	0.00	0.00	0.00	0.00	0.00	1.00	0.45	0.25	0.20	0.45	2,269,361	—
2016	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.11	0.28	0.18	0.12	1,967,459	—
2015	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01	0.28	0.08	0.01	467,294	—
2014	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.01	0.29	0.07	0.01	427,913	—
Tax-Free Money Market Fund
2019(5)	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.71	0.30	0.20	1.44	360,371	—
2018	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	1.05	0.31	0.20	1.07	305,424	—
2017	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	0.62	0.32	0.20	0.57	238,772	—
2016	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.17	0.28	0.16	0.13	313,954	—
2015	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	0.28	0.16	0.01	515,005	—
2014	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	0.28	0.19	0.02	453,901	—
Prime Money Market Fund
2019	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.10	0.27	0.20	2.24	235,898	—
2018	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.50	0.27	0.20	1.52	268,487	—
2017	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	0.67	0.28	0.20	0.61	166,338	—
2016	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.22	0.20	0.20	0.21	668,609	—
2015	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	0.20	0.18	0.01	2,576,245	—
2014	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01	0.20	0.18	0.01	1,968,436	—
Institutional Prime Money Market Fund
2019	1.0001	0.0111	—	0.0111	(0.0111)	—	(0.0111)	1.0001	1.12	0.27	0.20	2.26	584,140	—
2018	1.0001	0.0153	0.00	0.0153	(0.0153)	(0.00)	(0.0153)	1.0001	1.54	0.29	0.20	1.55	479,413	—
2017(6)	1.00	0.0074	0.0001	0.0075	(0.0074)	(0.00)	(0.0074)	1.0001	0.75	0.30	0.20	0.74	400,203	—
2016(7)	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.00	0.29	0.20	0.37	415,218	—

(1)	Annualized for periods less than one year.
(2)	Based on net asset value as of end of period date.
(3)	Not annualized for periods less than one year.
(4)	The contractual and voluntary expense waivers pursuant to Note 6 of the financial statements are reflected in both the net expense and net investment income ratios.
(5)	For the six months ended February 28, 2019 (Unaudited).
(6)

Effective October 3, 2016, the BMO Institutional Prime Money Market Fund switched the valuation method of its securities from amortized cost to reflecting changes in market values, thus allowing the Fund’s NAV to “float”. In connection with this change, the Fund’s per share NAV is now calculated to four decimals (e.g., $1.0000).

(7)	Reflects operations for the period from June 3, 2016 (inception date) to August 31, 2016.

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Retirement Class R-6 of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (2)(3)	Ratios to Average Net Assets (1)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
										Gross Expenses	Net Expenses (4)	Net investment income (loss) (4)
Large-Cap Value Fund
2019(5)	$16.62	$0.71	$(0.88)	$(0.17)	$(0.71)	$(1.40)	$(2.11)	$14.34	(3.90)%	0.44%	0.39%	2.17%	$70,837	30%
2018	15.88	(0.48)	2.94	2.46	(0.27)	(1.45)	(1.72)	16.62	16.07	0.42	0.39	1.97	81,786	54
2017(6)	14.17	0.26	1.81	2.07	(0.24)	(0.12)	(0.36)	15.88	14.75	0.62	0.60	1.64	1,479	62
2016(7)	13.81	0.21	0.30	0.51	(0.15)	—	(0.15)	14.17	3.77	0.63	0.60	2.27	52	60
Large-Cap Growth Fund
2019(5)	21.21	0.08	(1.19)	(1.11)	(0.15)	(2.55)	(2.70)	17.40	(4.60)	0.44	0.39	0.95	58,762	25
2018	17.62	0.11	4.52	4.63	(0.04)	(1.00)	(1.04)	21.21	27.36	0.43	0.40	0.87	60,971	57
2017	15.49	0.09	3.10	3.19	(0.16)	(0.90)	(1.06)	17.62	21.83	0.63	0.60	0.75	2,852	75
2016(7)	14.75	0.07	0.67	0.74	—	—	—	15.49	5.02	0.66	0.60	0.72	53	70
Mid-Cap Value Fund
2019(5)	12.60	0.08	(0.71)	(0.63)	(0.16)	(1.33)	(1.49)	10.48	(4.35)	0.84	0.84	1.44	28,547	19
2018	11.90	0.14	1.19	1.33	(0.13)	(0.50)	(0.63)	12.60	11.41	0.83	0.83	1.24	31,173	64
2017	14.38	0.11	1.26	1.37	(0.08)	(3.77)	(3.85)	11.90	13.31	0.86	0.84	1.05	14,714	139
2016	15.03	0.18	0.84	1.02	(0.20)	(1.47)	(1.67)	14.38	7.65	0.83	0.83	1.28	11,332	24
2015	17.65	0.11	(0.62)	(0.51)	(0.05)	(2.06)	(2.11)	15.03	(3.19)	0.82	0.82	0.64	8,776	27
2014(8)	16.58	0.03	1.04	1.07	—	—	—	17.65	6.45	0.80	0.80	0.71	27	30
Mid-Cap Growth Fund
2019(5)	18.91	0.01	(0.81)	(0.80)	—	(2.95)	(2.95)	15.16	(2.73)	0.91	0.84	0.06	18,353	29
2018	15.46	0.00	4.44	4.44	—	(0.99)	(0.99)	18.91	29.96	0.88	0.84	—	23,005	63
2017	16.83	0.07	2.18	2.25	(0.08)	(3.54)	(3.62)	15.46	17.22	0.97	0.84	(0.13)	592	157
2016	20.55	0.09	(0.93)	(0.84)	—	(2.88)	(2.88)	16.83	(3.89)	0.89	0.84	0.49	25	59
2015	24.38	(0.03)	(0.57)	(0.60)	—	(3.23)	(3.23)	20.55	(2.47)	0.85	0.84	(0.12)	26	53
2014(8)	23.30	(0.02)	1.10	1.08	—	—	—	24.38	4.64	0.84	0.84	(0.24)	26	57
Small-Cap Value Fund
2019(5)	15.13	0.06	(1.52)	(1.46)	(0.09)	(0.96)	(1.05)	12.62	(9.19)	1.00	0.84	0.95	10,128	36
2018	13.53	0.04	2.68	2.72	—	(1.12)	(1.12)	15.13	20.89	0.97	0.84	0.69	14,260	70
2017(6)	13.42	0.05	1.42	1.47	(0.10)	(1.26)	(1.36)	13.53	12.05	1.09	0.84	0.37	2,653	148
2016	12.87	0.07	1.00	1.07	—	(0.52)	(0.52)	13.42	8.61	0.99	0.84	0.60	926	39
2015	14.50	(0.00)	(0.82)	(0.82)	—	(0.81)	(0.81)	12.87	(5.78)	1.06	0.84	0.01	134	53
2014(8)	14.07	0.01	0.42	0.43	—	—	—	14.50	3.06	1.06	0.84	0.25	26	43
Pyrford International Stock Fund
2019(5)(9)	13.20	0.06	(0.26)	(0.20)	(0.37)	—	(0.37)	12.63	(1.36)	0.81	0.79	1.26	169,577	5
2018(9)	13.22	0.35	(0.01)	0.34	(0.36)	—	(0.36)	13.20	2.55	0.81	0.79	3.32	155,368	20
2017(6)(9)	12.23	0.40	0.88	1.28	(0.29)	—	(0.29)	13.22	10.85	0.90	0.81	3.21	48,889	33
2016(9)	11.79	0.20	0.53	0.73	(0.29)	—	(0.29)	12.23	6.35	0.91	0.84	2.85	16,100	12
2015(9)	13.15	0.20	(1.45)	(1.25)	(0.11)	—	(0.11)	11.79	(9.56)	0.88	0.84	3.42	6,560	9
2014(8)(9)	13.15	0.08	(0.08)	0.00	—	—	—	13.15	0.00	0.88	0.84	2.36	25	6

(1)	Annualized for periods less than one year.
(2)	Based on net asset value as of end of period date.
(3)	Not annualized for periods less than one year.
(4)	The contractual and voluntary expense waivers pursuant to Note 6 of the financial statements are reflected in both the net expense and net investment income (loss) ratios.
(5)	For the six months ended February 28, 2019 (Unaudited).
(6)	Calculated using the average shares method.
(7)	Reflects operations for the period from December 28, 2015 (inception date) to August 31, 2016.
(8)	Reflects operations for the period from May 27, 2014 (inception date) to August 31, 2014.
(9)	Redemption fees consisted of per share amounts less than $0.01.

(See Notes which are an integral part of the Financial Statements)

February 28, 2019 (Unaudited)

Notes to Financial Statements

1.	Organization

BMO Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. As of February 28, 2019, the Corporation consisted of 42 portfolios, including 27 diversified portfolios within this semi-annual report (individually referred to as the “Fund,” or collectively as the “Funds”) each with differing share class offerings, as well as 10 target retirement and 5 target risk portfolios whose semi-annual report is available under a separate cover. BMO Asset Management Corp. serves as the Funds’ investment adviser (the “Adviser”), a Delaware corporation headquartered in Chicago, Illinois that is a wholly-owned subsidiary of BMO Financial Corp.

BMO Fund names as displayed throughout this report	Fund Inception Date	Investment Objective
Low Volatility Equity Fund	September 28, 2012	To provide capital appreciation.
Dividend Income Fund	December 29, 2011	To provide capital appreciation and current income.
Large-Cap Value Fund	September 30, 1993	To provide capital appreciation.
Large-Cap Growth Fund	November 20, 1992	To provide capital appreciation.
Mid-Cap Value Fund	September 30, 1993	To provide capital appreciation.
Mid-Cap Growth Fund	September 30, 1993	To provide capital appreciation.
Small-Cap Value Fund	February 28, 2011	To provide capital appreciation.
Small-Cap Core Fund	December 27, 2013	To provide capital appreciation.
Small-Cap Growth Fund	October 31, 1995	To provide capital appreciation.
Global Low Volatility Equity Fund	September 30, 2013	To provide capital appreciation.
Disciplined International Equity Fund	September 17, 2015	To provide capital appreciation.
Pyrford International Stock Fund	December 29, 2011	To provide capital appreciation.
LGM Emerging Markets Equity Fund	December 22, 2008	To provide capital appreciation.
Alternative Strategies Fund	December 16, 2014	To provide capital appreciation.
Global Long/Short Equity Fund	September 17, 2015	To provide capital appreciation.
Ultra Short Tax-Free Fund	September 30, 2009	To provide current income exempt from federal income tax consistent with preservation of capital.
Short Tax-Free Fund	November 29, 2012	To provide current income exempt from federal income tax consistent with preservation of capital.
Short-Term Income Fund	November 1, 1992	To maximize total return consistent with current income.
Intermediate Tax-Free Fund	February 1, 1994	To provide a high level of current income exempt from federal income tax consistent with preservation of capital.
Strategic Income Fund	December 13, 1992	To maximize total return consistent with current income.
TCH Corporate Income Fund	December 22, 2008	To maximize total return consistent with current income.
TCH Core Plus Bond Fund	December 22, 2008	To maximize total return consistent with current income.
High Yield Bond Fund	December 29, 2011	To maximize total return consistent with current income.
Government Money Market Fund	May 17, 2004	To provide current income consistent with stability of principal.
Tax-Free Money Market Fund	September 22, 2004	To provide current income that is exempt from federal income tax and is consistent with stability of principal.
Prime Money Market Fund	November 23, 1992	To provide current income consistent with stability of principal.
Institutional Prime Money Market Fund	June 3, 2016	To provide current income consistent with preservation of capital.

(1)	Collectively referred to as the “International Funds”.

2.	Significant Accounting Policies

The Funds are investment companies and follow the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Investment Valuations—Listed equity securities are valued each trading day at the last sale price or official closing price reported on a national securities exchange. Securities listed on a foreign exchange are valued each trading day at the last closing price on the principal exchange on which they are traded immediately prior to the time for determination of Net Asset Value (“NAV”) or at fair value as discussed below. Equity securities without a reported trade, U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities with maturities of 60 days or more, unlisted securities, and private placement securities are generally valued at the mean of the latest bid and asked price as

BMO Funds

furnished by an independent pricing service. Fixed income securities that are not exchange traded are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Fixed income securities with remaining maturities of 60 days or less at the time of purchase and of sufficient credit quality, are valued at amortized cost, which approximates fair value. Investments in other open-end registered investment companies are valued at net asset value.

Securities or other assets for which market valuations are not readily available, or are deemed to be inaccurate, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the “Directors”). The Directors have established a Pricing Committee, which is responsible for determinations of fair value, subject to the supervision of the Directors. In determining fair value, the Pricing Committee takes into account all information available and any factors it deems appropriate. Consequently, the price of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that would be realized upon the sale of that security and the differences may be material to the NAV of the Fund or the financial statements presented.

Securities held in certain funds may be listed on foreign exchanges that do not value their listed securities at the same time each Fund calculates its NAV. Most foreign markets close well before each Fund values its securities, generally 3:00 p.m. (Central Time). The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.

The Pricing Committee may determine that a security needs to be fair valued if, among other things, it believes the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded, but before the time for determination of the NAV (“a subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, weather related events) or a potentially global development (such as a terrorist attack that may be expected to have an effect on investor expectations worldwide). The Funds have retained an independent fair value pricing service to assist in fair valuing foreign securities. The service utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to estimate a fair value.

Foreign Currency Translation—The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income, and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at each reporting period, resulting from changes in the exchange rate.

Premium and Discount Amortization/Paydown Gains and Losses—Premiums and discounts on fixed income securities are amortized/accreted for tax and financial statement purposes. Gains and losses realized on principal payments of mortgage-backed and asset-backed securities (paydown gains and losses) are classified as part of interest income.

Repurchase Agreements—The Funds’ policy requires the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement, including accrued interest.

The Funds will enter into repurchase agreements only with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the Adviser (or sub-advisers, as applicable) to be creditworthy pursuant to the guidelines and/ or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

Short Sales—Certain Funds may sell a security they do not own in anticipation that the price of the security will decline. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund closes the short sale by purchasing the security at the market price at the time of closure. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the transaction is closed, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sells the security short, or a loss potentially unlimited in size, will be recognized upon the closing of a short sale. The Fund may not always be able to borrow a security or to close out a short position at a particular time or at an acceptable price. If the price of the borrowed security increases between the date of the short sale and the date on which the Fund closes the short sale, the Fund will experience a loss. The Fund’s loss on a short sale is the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

Notes to Financial Statements (continued)

Futures Contracts—Certain Funds may purchase futures contracts to manage cash flows, enhance yield, or to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from, or pays to, the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

Options Contracts—Certain Funds may write covered call and put options on futures, swaps, securities, or currencies a Fund owns, or in which it may invest to create investment exposure consistent with their investment objectives. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received, or made, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security, or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security, or currency may be sold (called) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security, or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds also may purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked- to-market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security, or currency transaction to determine the realized gain or loss.

Foreign Exchange Contracts—Certain Funds may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. Certain Funds may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of these Funds’ foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are marked-to-market daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Total Return Basket Swaps—Certain Funds may enter into total return basket swap agreements to obtain exposure to a portfolio of long and/or short securities. Under the terms of the agreements, the swaps are designed to model a portfolio of direct investments of long and short equity positions. The value of the swap represents the accumulated value of the underlying long and short positions within the model portfolio at period end. The swap value will reflect all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions, dividends, and interest. The swap value also includes finance charges and credits, primarily associated with short positions, that are based on defined market rates plus or minus a specified spread and accrued monthly. All positions within the swap are reset periodically. During a reset, the Funds have the ability to increase, reduce, add, or eliminate long and short positions within the swap. Any realized gains (losses) from positions, income, proceeds from corporate actions, and accrued financing costs affect the periodic cash settlement between the Funds and the swap counterparty and are included in the swap value in net cash and other receivables (payables). Cash settlement in and out of the swap may occur at a reset date, or any other date, at the discretion of the Funds and the counterparty over the life of the agreement. A change in the market value of a swap contract is recognized as net change in unrealized appreciation (depreciation) on swap contracts in the Statements of Operations. Cash settlements between a Fund and the counterparty are recognized as net realized gain (loss) from expiration or closing of swap contracts in the Statements of Operations. Total return basket swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments and include the list of security positions within the current model portfolio of the swap.

Restricted Securities—Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors.

When-Issued and Delayed Delivery Transactions—The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the commitment to purchase securities. Securities purchased on a when-issued or

BMO Funds

delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Investment Income, Expenses, and Distributions—Interest income and expenses are accrued daily. Dividend income, realized gain distributions from underlying funds, and distributions to shareholders are recorded on the ex-dividend date except in the case of certain foreign securities, in which dividends are recorded as soon after the ex-dividend date as the Funds’ information agents become aware of such dividends. Non-cash dividends included in dividend income, if any, are recorded at fair value. Paid-in-kind interest included in interest income, if any, is accrued daily.

The Funds offer multiple classes of shares which differ in their respective distribution, administration, and service fees. All shareholders bear the common expenses of the Funds. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in class-specific expenses. Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of total shares outstanding of each class without distinction between share classes.

Expenses attributable to a particular class of shares, such as shareholder servicing fees, are allocated directly to that class.

Money Market Funds—Rule 2a-7 under the Act effectively includes three categories of money market funds: “Government,” “Retail,” and “Institutional.” The BMO Government Money Market Fund operates as a Government money market fund. The BMO Tax-Free Money Market Fund and BMO Prime Money Market Fund operate as Retail money market funds. The BMO Institutional Prime Money Market Fund operates as an Institutional money market fund. Each money market fund is operated to comply with the various requirements of Rule 2a-7.

As a Government money market fund, the BMO Government Money Market Fund invests at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are collateralized fully (as defined in Rule 2a-7 under the Act). As Retail money market funds, BMO Tax-Free Money Market Fund and BMO Prime Money Market Fund have adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. Each Government and Retail money market fund uses the amortized cost method of valuing portfolio instruments, which approximates fair value, and seeks to transact at a stable $1.00 NAV per share.

As an Institutional money market fund, BMO Institutional Prime Money Market Fund operates with a floating NAV reflecting the current market-based values of its portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which generally are valued at amortized cost. BMO Institutional Prime Money Market Fund also is required to round its NAV to four decimal places (e.g., $1.0000).

The Institutional and Retail money market funds have adopted policies and procedures imposing a fee upon the sale of shares (“Liquidity Fee”) or temporarily suspending the ability to sell shares if the Fund’s liquidity falls below designated thresholds (“Redemption Gate”). The Board of Directors has chosen not to subject the BMO Government Money Market Fund to a Liquidity Fee or a Redemption Gate, and may do so in the future only with advance notice to shareholders.

Redemption Fees—The International Funds impose a 2% redemption fee to shareholders who redeem shares held for 30 days or less. All redemption fees are recorded by the International Funds as paid-in-capital.

Securities Lending—Certain Funds participate in one of two securities lending programs, providing for the lending of corporate bonds, equity, and government securities to qualified brokers, in exchange for the opportunity to earn additional income for participating. State Street Bank & Trust Company and BMO Harris Bank N.A. serve as the securities lending agents for the International Funds and non-International Funds participating in the programs, respectively. The Funds receive cash as collateral in return for the securities and record a corresponding payable for collateral due to the respective broker. The amount of cash collateral received is maintained at a minimum level of 100% of the prior day’s market value on securities and accrued interest loaned. Collateral is reinvested in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset rates), and money market funds. The valuation of these collateral securities is discussed in “Investment Valuations” above. When a Fund lends its portfolio securities, it is subject to the risk that it may not be able to get the portfolio securities back from the borrower on a timely basis, in which case the Fund may lose certain investment opportunities. A Fund also is subject to the risks associated with the investments of cash collateral received from the borrower.

Cash collateral received as part of the International Funds securities lending program was invested in the following security as of February 28, 2019:

Description	Value
BMO Institutional Prime Money Market Fund, 2.433%	$15,020,806

Notes to Financial Statements (continued)

Cash collateral received as part of the non-International Funds securities lending program was jointly pooled and invested in the following securities as of February 28, 2019

Description	Value
Atlantic Asset Securitization LLC, 2.814% (LIBOR 1 Month + 30 Basis point), 5/02/2019 (1)	$6,750,000
Bank of Nova Scotia, 2.866% (LIBOR 3 Month + 28 Basis point), 10/21/2019 (1)	5,008,810
BEDFORD ROW FUNDING, 2.833% (LIBOR 1 Month + 32 Basis point), 6/06/2019 (1)	8,500,000
Bedford Row Funding Corp., 2.737% (LIBOR 1 Month + 22 Basis point), 9/09/2019 (1)	5,750,000
Bedford Row Funding Corp., 2.779% (LIBOR 1 Month + 29 Basis point), 3/15/2019 (1)	7,500,000
Bedford Row Funding Corp., 2.817% (LIBOR 1 Month + 30 Basis point), 4/11/2019 (1)	5,500,000
Bedford Row Funding Corp., 2.952% (LIBOR 3 Month + 13 Basis point), 6/27/2019 (1)	7,500,000
BlackRock Liquidity Funds FedFund Portfolio, 2.415%, 3/01/2019 (2)	9,346,940
BMO Government Money Market Fund, 2.298%, 3/01/2019 (3)	38,000,000
BMO Institutional Prime Money Market Fund, 2.433%, 3/01/2019 (3)	310,031,000
CAFCO LLC, 2.578%, 6/05/2019 (2)	7,448,800
Canadian Imperial Bank of Commerce/New York NY, 2.892% (LIBOR 3 Month + 10 Basis point), 9/20/2019 (1)	7,503,210
Collateralized Commercial Paper Co. LLC, 2.574% (LIBOR 1 Month + 28 Basis point), 3/01/2019 (1)	6,500,065
Collateralized Commercial Paper Co. LLC, 2.754%, 3/15/2019 (2)	7,500,248
Credit Suisse New York, 2.930%, 7/22/2019 (2)	5,455,973
Home Depot, Inc, 2.402%, 3/12/2019 (2)	6,994,867
HSBC Bank USA NA, 2.667% (LIBOR 1 Month + 15 Basis point), 9/11/2019 (1)	5,000,020
HSBC Bank USA NA, 2.730% (LIBOR 1 Month + 24 Basis point), 4/25/2019 (1)	7,502,685
HSBC Bank USA NA, 2.737% (LIBOR 3 Month), 8/05/2019 (1)	5,499,973
HSBC Bank USA NA, 2.740%, 6/27/2019 (2)	5,002,140
HSBC Bank USA NA, 2.764% (LIBOR 1 Month + 25 Basis point), 10/03/2019 (1)	5,002,890
Lexington Parker Capital Co. LLC, 2.501%, 3/05/2019 (2)	5,998,333
Lexington Parker Capital Co. LLC, 2.530%, 3/04/2019 (2)	4,998,946
Lexington Parker Capital Co. LLC, 2.582%, 5/06/2019 (2)	7,464,663
Liberty Street Funding LLC, 2.658%, 6/03/2019 (2)	6,951,747
LMA Americas LLC, 2.552%, 3/14/2019 (2)	6,993,554
LMA Americas LLC, 2.710%, 4/18/2019 (2)	7,473,000
LMA Americas LLC, 2.761%, 4/24/2019 (2)	7,469,063
Longship Funding LLC, 2.441%, 3/05/2019 (2)	9,997,289
Longship Funding LLC, 2.441%, 3/06/2019 (2)	7,497,458
Longship Funding LLC, 2.450%, 3/01/2019 (2)	15,000,000
Mizuho Bank Ltd., 2.650% (LIBOR 1 Month + 16 Basis point), 8/27/2019 (1)	3,999,828
Mizuho Bank Ltd., 2.683% (LIBOR 1 Month + 19 Basis point), 3/11/2019 (1)	7,000,546
Mizuho Bank Ltd., 2.707% (LIBOR 1 Month + 19 Basis point), 4/10/2019 (1)	7,501,455
Mizuho Bank Ltd., 2.791% (LIBOR 3 Month + 2 Basis point), 7/25/2019 (1)	5,000,365
Mizuho Bank Ltd., 2.877% (LIBOR 3 Month + 30 Basis point), 4/30/2019 (1)	7,503,465
Mizuho Bank, Ltd, 2.673% (LIBOR 1 Month + 16 Basis point), 8/08/2019 (1)	6,500,000
MUFG Bank, Ltd., 2.701%, 5/22/2019 (2)	6,352,616

Description	Value
MUFG Bank, Ltd., 2.819% (LIBOR 1 Month + 33 Basis point), 8/15/2019 (1)	$7,506,532
MUFG Bank, Ltd., 2.879% (LIBOR 3 Month + 10 Basis point), 10/24/2019 (1)	7,504,717
Nationwide Building Society, 2.494%, 3/26/2019 (2)	7,487,031
Nationwide Building Society, 2.773%, 6/18/2019 (2)	6,445,879
Nationwide Building Society, 2.776%, 7/01/2019 (2)	4,953,403
Nationwide Building Society, 2.785%, 5/10/2019 (2)	7,459,604
Nationwide Building Society, 2.806%, 6/28/2019 (2)	7,431,079
Natixis S.A., 2.833%, 6/26/2019 (2)	5,001,215
Natixis S.A., 2.850%, 6/12/2019 (2)	7,503,877
Nordea Bank AB, 2.894% (LIBOR 1 Month + 16 Basis point), 3/14/2019 (1)	5,000,410
Norinchukin Bank, 2.550%, 3/22/2019 (2)	6,500,390
Novartis Finance Corp., 2.484%, 3/25/2019 (2)	7,986,773
Old Line Funding LLC, 2.651% (LIBOR 1 Month + 17 Basis point), 4/22/2019 (1)	5,000,000
Old Line Funding LLC, 2.660% (LIBOR 1 Month + 18 Basis point), 4/16/2019 (1)	7,000,000
Old Line Funding LLC, 2.982% (LIBOR 1 Month + 50 Basis point), 3/21/2019 (1)	5,000,000
Praxair, Inc., 2.455%, 3/29/2019 (2)	7,485,708
Regency Markets No. 1 LLC, 2.501%, 3/07/2019 (2)	7,496,875
Regency Markets No. 1 LLC, 2.501%, 3/08/2019 (2)	17,491,493
Sheffield Receivables Co. LLC, 2.612%, 5/06/2019 (2)	4,976,167
Sheffield Receivables Co. LLC, 2.626%, 4/02/2019 (2)	5,487,191
Sheffield Receivables Co. LLC, 2.840%, 5/30/2019 (2)	8,500,000
Sheffield Receivables Co. LLC, 2.866%, 6/24/2019 (2)	7,431,959
Sheffield Receivables Co. LLC, 2.890%, 5/15/2019 (2)	6,750,000
Skandinaviska Enskilda Banken AB, 2.618% (LIBOR 1 Month + 12 Basis point), 8/13/2019 (1)	6,499,727
Skandinaviska Enskilda Banken AB, 2.706%, 3/29/2019 (2)	4,989,500
Starbird Funding Corp., 2.420%, 3/01/2019 (2)	13,500,000
State Street Bank & Trust Co., 2.731% (LIBOR 1 Month + 25 Basis point), 4/22/2019 (1)	6,002,130
Sumitomo Mitsui Banking Corp., 2.693% (LIBOR 1 Month + 20 Basis point), 3/28/2019 (1)	7,501,395
Sumitomo Mitsui Banking Corp., 2.922% (LIBOR 3 Month + 15 Basis point), 4/23/2019 (1)	6,501,313
Sumitomo Mitsui Trust Bank, Ltd., 2.914% (LIBOR 3 Month + 12 Basis point), 7/08/2019 (1)	5,001,690
Swedbank AB, 2.400%, 3/01/2019 (2)	12,161,000
Thunder Bay Funding LLC, 2.882% (LIBOR 1 Month + 37 Basis point), 3/07/2019 (1)	5,850,000
Toronto-Dominion Bank, 2.830% (LIBOR 1 Month + 34 Basis point), 8/23/2019 (1)	7,200,000
Toronto-Dominion Bank, 2.909% (LIBOR 3 Month + 13 Basis point), 7/16/2019 (1)	7,500,000
Toronto-Dominion Bank, 2.922% (LIBOR 3 Month + 15 Basis point), 4/23/2019 (1)	5,000,000
Toronto-Dominion Bank, 2.927% (LIBOR 3 Month + 13 Basis point), 10/15/2019 (1),(2)	5,653,074
Toyota Motor Credit Corp., 2.859% (LIBOR 3 Month + 8 Basis point), 4/12/2019 (1)	7,500,000
Toyota Motor Credit Corp., 2.897% (LIBOR 3 Month + 10 Basis point), 10/11/2019 (1)	7,500,000
U.S. Bank NA, 2.910%, 7/23/2019 (2)	5,006,150
Victory Receivables Corp, 2.767%, 4/02/2019 (2)	7,481,600
Walmart, Inc., 2.390%, 3/01/2019 (2)	15,000,000
Wells Fargo Bank NA, 2.790% (LIBOR 1 Month + 30 Basis point), 7/23/2019 (1)	7,005,103

BMO Funds

Description	Value
Wells Fargo Bank NA, 2.948% (LIBOR 3 Month + 14 Basis point), 6/28/2019 (1)	$7,505,010
Wells Fargo Bank NA, 3.004% (LIBOR 3 Month + 20 Basis point), 1/08/2020 (1)	7,510,605
Westpac Banking Corp., 2.700%, 2/14/2020 (2)	7,249,978

Description	Value
Westpac Banking Corp., 2.906% (LIBOR 3 Month + 10 Basis point), 10/04/2019 (1),(2)	$5,002,005
Other	(167,146)

Total	$930,353,386

(1)

Denotes a floating rate security. Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of February 28, 2019.

(2)	Each issue shows the rate of the discount at the time of purchase.
(3)	Denotes an investment in an affiliated entity. Please refer to Note 6, subsection Investments in Affiliated Issuers, in the Notes to Financial Statements.

Federal Income Taxes—The policies and procedures of the Funds require compliance with Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribution to shareholders each year of substantially all of their income. Accordingly, no provisions for federal tax are necessary. Withholding taxes on foreign dividends and unrealized appreciation on investments have been recognized for in accordance with the applicable country’s tax rules and rates.

Commitments and Contingencies—In the normal course of business, the Corporation enters into contracts that provide general indemnifications to other parties. The Corporation’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Corporation that have not yet occurred. However, the Corporation has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Other—Investment transactions are accounted for on a trade date basis. Net realized gains and losses on securities are computed on the basis of specific security lot identification.

3.	Fair Value Measurement

Fair Valuation Measurement defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting issuer (observable inputs), and (2) the reporting issuer’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into fair value measurement.

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820)—Disclosures Framework—Changes to Disclosure Requirements of Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 effective with the current reporting period as permitted by the standard. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

Various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common and preferred stocks, options and futures contracts, and U.S. registered mutual funds are generally categorized as Level 1.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Fixed income securities, repurchase agreements, cash collateral received as part of the securities lending program, and securities valued by an independent fair value pricing service are generally categorized as Level 2.

Level 3—significant unobservable inputs, including management’s own assumptions in determining the fair value of investments.

For the period ended February 28, 2019, the Fund had no investments in private investment funds, and there were no investments excluded from the fair value hierarchy. The Funds did not hold any Level 3 securities as of February 28, 2019.

Notes to Financial Statements (continued)

The following is a summary of the inputs used, as of February 28, 2019, in valuing the Funds’ assets:

	Low Volatility Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$149,285,475	$—	$—	$149,285,475
Short-Term Investments	3,159,983	67,630,658	—	70,790,641

Total	$152,445,458	$67,630,658	$—	$220,076,116

	Dividend Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$213,998,757	$—	$—	$213,998,757
Short-Term Investments	6,462,305	101,536,426	—	107,998,731

Total	$220,461,062	$101,536,426	$—	$321,997,488

	Large-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$317,450,882	$—	$—	$317,450,882
Short-Term Investments	3,185,825	122,679,982	—	125,865,807

Total	$320,636,707	$122,679,982	$—	$443,316,689

	Large-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$357,218,979	$—	$—	$357,218,979
Short-Term Investments	10,674,510	144,779,531	—	155,454,041

Total	$367,893,489	$144,779,531	$—	$512,673,020

	Mid-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$169,651,690	$—	$—	$169,651,690
Short-Term Investments	3,724,762	83,041,749	—	86,766,511

Total	$173,376,452	$83,041,749	$—	$256,418,201

	Mid-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$108,902,810	$—	$—	$108,902,810
Short-Term Investments	1,237,849	52,633,924	—	53,871,773

Total	$110,140,659	$52,633,924	$—	$162,774,583

	Small-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$62,055,705	$—	$—	$62,055,705
Short-Term Investments	1,478,856	29,841,545	—	31,320,401

Total	$63,534,561	$29,841,545	$—	$93,376,106

	Small-Cap Core Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$20,528,239	$—	$—	$20,528,239
Short-Term Investments	268,152	10,100,431	—	10,368,583

Total	$20,796,391	$10,100,431	$—	$30,896,822

	Small-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$122,744,977	$—	$—	$122,744,977
Short-Term Investments	1,731,886	56,559,511	—	58,291,397

Total	$124,476,863	$56,559,511	$—	$181,036,374

	Global Low Volatility Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$181,963	$—	$—	$181,963
Bermuda	386,119	—	—	386,119
Brazil	331,723	—	—	331,723
Canada	3,643,334	—	—	3,643,334
Cayman Islands	253,515	—	—	253,515
China	383,930	—	—	383,930
Czech Republic	926,737	—	—	926,737
Denmark	214,123	—	—	214,123
France	30,625	—	—	30,625
Germany	87,415	—	—	87,415
Guernsey	88,579	—	—	88,579
Hong Kong	3,257,387	—	—	3,257,387
Hungary	113,913	—	—	113,913
Israel	527,157	—	—	527,157
Japan	3,334,297	—	—	3,334,297
Malaysia	1,531,021	—	—	1,531,021
Myanmar	101,311	—	—	101,311
Netherlands	224,137	—	—	224,137
New Zealand	1,109,165	—	—	1,109,165
Philippines	638,505	—	—	638,505
Portugal	113,124	—	—	113,124
Singapore	1,420,996	—	—	1,420,996
Switzerland	254,878	—	—	254,878
Taiwan	1,132,796	—	—	1,132,796
United Kingdom	661,237	—	—	661,237
United States	13,888,129	—	—	13,888,129
Common Stock Units	123,050	—	—	123,050
Short-Term Investments	951,836	—	—	951,836

Total	$35,911,002	$—	$—	$35,911,002

	Disciplined International Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$7,818,693	$—	$—	$7,818,693
Cayman Islands	490,439	—	—	490,439
Denmark	3,180,889	—	—	3,180,889
Finland	1,664,272	—	—	1,664,272
France	7,304,522	—	—	7,304,522
Germany	5,516,777	—	—	5,516,777
Hong Kong	3,188,276	—	—	3,188,276
Israel	154,842	—	—	154,842
Italy	2,005,580	—	—	2,005,580
Japan	18,184,239	—	—	18,184,239
Jersey	1,754,834	—	—	1,754,834
Netherlands	4,346,498	—	—	4,346,498
New Zealand	73,574	—	—	73,574
Norway	4,065,582	—	—	4,065,582
Singapore	1,197,040	—	—	1,197,040
Spain	731,008	—	—	731,008
Sweden	373,026	—	—	373,026
Switzerland	4,994,501	—	—	4,994,501
United Kingdom	10,711,552	—	—	10,711,552
Limited Partnership Units
Germany	249,704	—	—	249,704
Short-Term Investments	1,158,858	—	—	1,158,858

Total	$79,164,706	$—	$—	$79,164,706

BMO Funds

	Pyrford International Stock Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$69,696,372	$—	$—	$69,696,372
Finland	17,578,873	—	—	17,578,873
France	55,435,880	—	—	55,435,880
Germany	41,842,570	—	—	41,842,570
Hong Kong	33,646,931	—	—	33,646,931
Israel	7,188,312	—	—	7,188,312
Japan	66,454,833	—	—	66,454,833
Malaysia	18,695,692	—	—	18,695,692
Netherlands	19,818,578	—	—	19,818,578
Norway	12,256,557	—	—	12,256,557
Singapore	31,844,190	—	—	31,844,190
Sweden	30,398,225	—	—	30,398,225
Switzerland	91,045,778	—	—	91,045,778
Taiwan	26,062,701	—	—	26,062,701
United Kingdom	88,947,455	—	—	88,947,455
Preferred Stocks
Germany	10,118,199	—	—	10,118,199
Short-Term Investments	33,077,593	—	—	33,077,593

Total	$654,108,739	$—	$—	$654,108,739

	LGM Emerging Markets Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$3,420,131	$—	$—	$3,420,131
Chile	2,800,497	—	—	2,800,497
China	32,371,814	—	—	32,371,814
Egypt	10,731,653	—	—	10,731,653
Hong Kong	19,890,648	—	—	19,890,648
India	37,735,542	—	—	37,735,542
Indonesia	12,636,878	—	—	12,636,878
Malaysia	12,103,863	—	—	12,103,863
Mexico	13,771,713	—	—	13,771,713
Nigeria	2,935,387	—	—	2,935,387
Peru	3,795,607	—	—	3,795,607
Philippines	7,316,033	—	—	7,316,033
Russia	8,616,474	—	—	8,616,474
South Africa	22,168,301	—	—	22,168,301
Taiwan	2,142,203	—	—	2,142,203
Thailand	4,352,483	—	—	4,352,483
United States	5,893,919	—	—	5,893,919
Vietnam	5,940,012	—	—	5,940,012
Common Stock Units	6,790,362	—	—	6,790,362
Short-Term Investments	11,584,334	—	—	11,584,334

Total	$226,997,854	$—	$—	$226,997,854

	Alternative Strategies Fund
	Level 1	Level 2	Level 3	Total
Assets-Long
Common Stocks
Australia	$82,073	$—	$—	$82,073
Bermuda	164,727	—	—	164,727
Brazil	12,013	—	—	12,013
Canada	2,132,835	—	—	2,132,835
Cayman Islands	39,186	—	—	39,186
China	288,671	—	—	288,671
Denmark	115,205	—	—	115,205
France	118,510	—	—	118,510
Germany	12,689	—	—	12,689
Hong Kong	201,061	—	—	201,061
Indonesia	172,495	—	—	172,495
Ireland	381,732	—	—	381,732
Italy	267,044	—	—	267,044
Japan	896,198	—	—	896,198
Luxembourg	85,423	—	—	85,423
Malaysia	18,651	—	—	18,651
Netherlands	195,578	—	—	195,578
New Zealand	96,827	—	—	96,827
Norway	171,082	—	—	171,082
Poland	57,690	—	—	57,690
Portugal	21,936	—	—	21,936
Singapore	86,155	—	—	86,155
South Korea	221,570	—	—	221,570
Sweden	29,818	—	—	29,818
Switzerland	588,130	—	—	588,130
Taiwan	205,103	—	—	205,103
United Kingdom	778,777	—	—	778,777
United States	14,875,817	—	—	14,875,817
Short-Term Investments	41,551,062	—	—	41,551,062

Total	$63,868,058	$—	$—	$63,868,058

Liabilities-Short
Common Stocks
Canada	$632,673	$—	$—	$632,673
Finland	128,042	—	—	128,042
Netherlands	202,710	—	—	202,710
Spain	116,772	—	—	116,772
Sweden	143,127	—	—	143,127
Switzerland	301,089	—	—	301,089
United Kingdom	294,406	—	—	294,406
United States	6,467,760	—	—	6,467,760

Total	$8,286,579	$—	$—	$8,286,579

	Global Long/Short Equity Fund
	Level 1	Level 2	Level 3	Total
Assets-Long
Common Stocks
Australia	$41,228	$—	$—	$41,228
Bermuda	100,159	—	—	100,159
Brazil	9,829	—	—	9,829
Canada	809,691	—	—	809,691
Cayman Islands	21,552	—	—	21,552
China	15,328	—	—	15,328
Denmark	68,427	—	—	68,427
France	68,655	—	—	68,655
Germany	8,692	—	—	8,692
Hong Kong	109,270	—	—	109,270
Indonesia	98,737	—	—	98,737
Italy	150,077	—	—	150,077
Japan	518,363	—	—	518,363
Luxembourg	47,681	—	—	47,681
Malaysia	10,173	—	—	10,173
Netherlands	107,164	—	—	107,164
New Zealand	61,405	—	—	61,405
Norway	103,760	—	—	103,760
Poland	32,781	—	—	32,781
Portugal	15,648	—	—	15,648
Singapore	50,757	—	—	50,757
South Korea	122,538	—	—	122,538
Sweden	19,614	—	—	19,614
Switzerland	111,970	—	—	111,970
Taiwan	111,523	—	—	111,523
United Kingdom	438,418	—	—	438,418
United States	2,535,433	—	—	2,535,433
Short-Term Investments	247,020	—	—	247,020

Total	$6,035,893	$—	$—	$6,035,893

Notes to Financial Statements (continued)

	Ultra Short Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$575,074,443	$—	$575,074,443
Short-Term Investments	248,241	19,960,953	—	20,209,194

Total	$248,241	$595,035,396	$—	$595,283,637

	Short Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$171,083,420	$—	$171,083,420
Short-Term Investments	170,976	1,604,449	—	1,775,425

Total	$170,976	$172,687,869	$—	$172,858,845

	Short-Term Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$48,413,653	$—	$48,413,653
Collateralized Mortgage Obligations	—	21,832,366	—	21,832,366
Commercial Mortgage Securities	—	15,686,412	—	15,686,412
Corporate Bonds & Notes	—	118,766,034	—	118,766,034
Mutual Funds	992,162	—	—	992,162
U.S. Government & U.S. Government Agency Obligations	—	21,307,113	—	21,307,113
U.S. Government Agency-Mortgage Securities	—	3,889,658	—	3,889,658
Short-Term Investments	9,367,334	41,229,064	—	50,596,398

Total	$10,359,496	$271,124,300	$—	$281,483,796

	Intermediate Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$1,719,603,386	$—	$1,719,603,386
Repurchase Agreements	—	388,167	—	388,167
Short-Term Investments	—	5,000,000	—	5,000,000

Total	$—	$1,724,991,553	$—	$1,724,991,553

	Strategic Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$2,206,998	$—	$2,206,998
Collateralized Mortgage Obligations	—	8,726,645	—	8,726,645
Commercial Mortgage Securities	—	4,171,064	—	4,171,064
Corporate Bonds & Notes	—	53,869,349	—	53,869,349
U.S. Government & U.S. Government Agency Obligations	—	3,421	—	3,421
U.S. Government Agency-Mortgage Securities	—	8,211,563	—	8,211,563
Short-Term Investments	1,314,631	16,767,598	—	18,082,229

Total	$1,314,631	$93,956,638	$—	$95,271,269

	TCH Corporate Income Fund
	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$269,306,521	$—	$269,306,521
Municipals	—	525,545	—	525,545
Short-Term Investments	20,340,939	73,395,557	—	93,736,496

Total	$20,340,939	$343,227,623	$—	$363,568,562

	TCH Core Plus Bond Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$22,572,287	$—	$22,572,287
Commercial Mortgage Securities	—	44,676,990	—	44,676,990
Corporate Bonds & Notes	—	458,837,374	—	458,837,374
Municipals	—	315,327	—	315,327
U.S. Government & U.S. Government Agency Obligations	—	196,898,930	—	196,898,930
U.S. Government Agency-Mortgage Securities	—	185,263,073	—	185,263,073
Short-Term Investments	36,822,091	137,544,882	—	174,366,973

Total	$36,822,091	$1,046,108,863	$—	$1,082,930,954

	High Yield Bond Fund
	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$9,582,637	$—	$9,582,637
Short-Term Investments	679,576	3,998,481	—	4,678,057

Total	$679,576	$13,581,118	$—	$14,260,694

	Government Money Market Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$—	$165,000,000	$—	$165,000,000
Repurchase Agreements	—	1,327,422,911	—	1,327,422,911
U.S. Government & U.S. Government Agency Obligations	—	651,816,884	—	651,816,884
U.S. Government Agency-Mortgage Securities	—	807,598,004	—	807,598,004

Total	$—	$2,951,837,799	$—	$2,951,837,799

	Tax-Free Money Market Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$426,780,432	$—	$426,780,432
Mutual Funds	—	9,145,784	—	9,145,784

Total	$—	$435,926,216	$—	$435,926,216

	Prime Money Market Fund
	Level 1	Level 2	Level 3	Total
Certificates of Deposit	$—	$81,000,913	$—	$81,000,913
Commercial Paper	—	209,411,866	—	209,411,866
Municipals	—	2,000,000	—	2,000,000
Mutual Funds	—	17,000,000	—	17,000,000
Repurchase Agreements	—	119,398,328	—	119,398,328

Total	—	428,811,107	—	428,811,107

Certificates of Deposit	—	2,500,000	—	2,500,000

Total	$—	$2,500,000	$—	$2,500,000

BMO Funds

	Institutional Prime Money Market Fund
	Level 1	Level 2	Level 3	Total
Certificates of Deposit	$5,501,621	$97,042,113	$—	$102,543,734
Commercial Paper	29,167,573	237,934,251	—	267,101,824
Mutual Funds	—	13,114,182	—	13,114,182
Repurchase Agreements	—	200,000,000	—	200,000,000

Total	34,669,194	548,090,546	—	582,759,740

Certificates of Deposit	—	3,999,925	—	3,999,925

Total	$—	$3,999,925	$—	$3,999,925

(1)	All sub-categories within Common Stocks and Referred Stocks represent either entire Level 1 or Level 2 evaluation status
(2)

The following is a summary of other financial instruments that are derivative instruments not reflected in the Schedules of Investments, such as futures contracts, forward contracts, and swap contracts. Amounts below are the unrealized appreciation (depreciation) on these investments.

	Unrealized Appreciation/(Depreciation) On Other Financial Instruments
Fund	Level 1	Level 2	Level 3	Total
Alternative Strategies Fund:
Long Futures Contracts	$120,930	$—	$—	$120,930
Short Futures Contracts	(51,720)	—	—	(51,720)

Total Futures Contracts	$69,210	$—	$—	$69,210

Long Forward Contracts	$—	$209,357	$—	$209,357
Short Forwards Contracts	—	(302,186)	—	(302,186)

Total Forward Contracts	$—	$(92,829)	$—	$(92,829)

Total Return Swap Contracts	$—	$(457,775)	$—	$(457,775)

Global Long Short Equity Fund:
Total Return Swap Contracts	$—	$(103,477)	$—	$(103,477)

4.	Derivative Holdings and Activity Detail

Derivatives and Hedging Disclosures—Derivatives and hedging require enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial positions, performance and cash flows. For the period ended February 28, 2019, the Alternative Strategies Fund utilized all derivatives for the purposes of generating and enhancing total return.

During the period ended February 28, 2019, the Alternative Strategies Fund and Global Long/Short Equity Fund had average quarterly contracts or notional values outstanding:

	Average Quarterly Contracts		Average Quarterly Notional Values
	Long Futures	Short Futures	Long Forwards	Short Forwards	Long Total Return Swaps	Short Total Return Swaps
Alternative Strategies Fund	262	350	$16,400,304	$27,638,902	$24,429,363	$24,427,905
Global Long/Short Equity Fund	—	—	—	1,426	2,510,218	2,510,218

The effects of these derivative instruments on the Alternative Strategies Fund’s financial positions and financial performance are reflected in the Statements of Assets and Liabilities and Statements of Operations, and are presented in the table below. The values of derivative instruments as of February 28, 2019 by risk category are as follows:

	Statement of Asset and Liabilities	Statement of Operations
Fund/Financial Instrument Type	Amount	Realized Gain/(Loss)	Net Change in Appreciation/ (Depreciation)
Alternative Strategies Fund
Interest rate futures contracts:
Receivables for daily variation margin	$71,173
Payables for daily variation margin	(71,469)

Net	(296)	$(713,819)	$(29,665)

Equity futures contracts:
Receivables for daily variation margin	133,776
Payables for daily variation margin	(64,270)

Net	69,509	(263,784)	735,058

Total receivables for interest rate and equity futures contracts	204,949
Total payables for interest rate and equity futures contracts	(135,739)

Net	$69,210	$(977,603)	$705,403

Forward foreign exchange contracts:
Receivables for forward foreign exchange contracts	$209,357
Payables for forward foreign exchange contracts	(302,186)

Net	$(92,829)	$342,223	$(272,750)

Equity option contracts:
Purchased options	$—	$(28,525)	$32,082

Written options	$—	$16,090	$(12,249)

Equity total return swap contracts:
Receivables for swap contracts	$127,254
Payables for swap contracts	(585,030)

Net	$(457,776)	$106,643	$(457,776)

Notes to Financial Statements (continued)

	Statement of Asset and Liabilities	Statement of Operations
Fund/Financial Instrument Type	Amount	Realized Gain/(Loss)	Net Change in Appreciation/ (Depreciation)
Global Long/Short Equity Fund
Equity total return swap contracts:
Receivables for swap contracts	$—
Payables for swap contracts	(103,477)

Net	$(103,477)	$70,693	$(103,477)

Offsetting of Assets and Liabilities—Disclosures about offsetting assets and liabilities require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. As of February 28, 2019 no master netting arrangements exist related to the Funds. The Funds’ Statements of Assets and Liabilities (“SAL”) presents derivative instruments on a gross basis, therefore, no net amounts and no offset amounts exist within the SAL to present below. Gross amounts of the derivative instruments, amounts related to financial instruments/cash collateral not offset in the SAL and net amounts are presented below:

	Derivative Assets			Derivative Liabilities			Net Derivative Assets (Liabilities)	Collateral Pledged (Received)(1)
Fund/Counterparty	Forward Currency Contracts	Futures Contracts	Swaps	Forward Currency Contracts	Futures Contracts	Swaps		Financial Instruments	Cash	Net Amount
Alternative Strategies Fund
Bank of America Merrill Lynch (OTC)	$148,852	$—	$—	$(273,552)	$—	$126,345	$1,645	$—	$124,700	$—
Barclay’s (OTC)	—	—	—	(7,796)	—	—	(7,796)	—	—	(7,796)
BNP Paribas (OTC)	3,181	—	—	(593)	—	—	2,588	—	—	2,588
Societe Generale (OTC)	57,324	—		(20,245)	—	—	37,079	—	—	37,079
Exchange Traded Futures Contracts	—	204,949		—	(135,739)	—	69,210	69,210	—	—
JP Morgan Chase & Co	—		127,254	—	—	(458,684)	331,430	—	1,000,000	—
Global Long/Short Equity Fund
JP Morgan Chase & Co	—	—		—		(103,477)	(103,477)	—	10,000	—

(1)	Collateral pledged may exceed amount of liability balance.

This page is intentionally left blank.

Notes to Financial Statements (continued)

5.	Capital Stock

The Articles of Incorporation permit the Directors to issue an indefinite number of full and fractional shares of common stock, par value $0.0001 per share. Transactions in capital stock were as follows:

	Low Volatility Equity Fund		Dividend Income Fund
	Six Months Ended Year Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	Six Months Ended Year Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$—	$—	$—	$—
Advisor class of shares	2,702,150	2,286,790	8,042,279	3,699,050
Institutional class of shares	37,959,494	14,306,331	92,119,306	36,241,152
Retirement class R-3 of shares	—	—	—	—
Retirement class R-6 of shares	—	—	—	—

Net proceeds from sale of shares	40,661,644	16,593,121	100,161,585	39,940,202
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	—	—	—	—
Advisor class of shares	2,268,683	1,153,738	380,622	356,437
Institutional class of shares	8,946,546	4,960,839	8,652,808	15,598,754
Retirement class R-3 of shares	—	—	—	—
Retirement class R-6 of shares	—	—	—	—

Net proceeds from shares issued:	11,215,229	6,114,577	9,033,430	15,955,191
Cost of shares redeemed:
Investor class of shares	—	—	—	—
Advisor class of shares	(3,278,978)	(11,884,791)	(1,515,863)	(1,523,536)
Institutional class of shares	(17,304,014)	(53,938,321)	(32,614,410)	(24,803,382)
Retirement class R-3 of shares	—	—	—	—
Retirement class R-6 of shares	—	—	—	—

Net cost of shares redeemed	(20,582,992)	(65,823,112)	(34,130,273)	(26,326,918)
Redemption fees	—	—	—	—

Net change resulting from fund share transactions in dollars	$31,293,881	$(43,115,414)	$75,064,742	$29,568,475

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	—	—	—	—
Advisor class of shares	190,838	155,588	564,253	250,661
Institutional class of shares	2,704,813	963,075	6,520,434	2,481,080
Retirement class R-3 of shares	—	—	—	—
Retirement class R-6 of shares	—	—	—	—

Net sale of shares	2,895,651	1,118,663	7,084,687	2,731,741
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	—	—	—	—
Advisor class of shares	160,495	79,316	27,422	25,309
Institutional class of shares	630,163	339,986	625,109	1,111,368
Retirement class R-3 of shares	—	—	—	—
Retirement class R-6 of shares	—	—	—	—

Net shares issued	790,658	419,302	652,531	1,136,677
Shares redeemed:
Investor class of shares	—	—	—	—
Advisor class of shares	(228,201)	(809,235)	(112,313)	(102,595)
Institutional class of shares	(1,195,593)	(3,652,276)	(2,353,596)	(1,686,199)
Retirement class R-3 of shares	—	—	—	—
Retirement class R-6 of shares	—	—	—	—

Net shares redeemed	(1,423,794)	(4,461,511)	(2,465,909)	(1,788,794)

Net change resulting from fund share transactions in shares	2,262,515	(2,923,546)	5,271,309	2,079,624

(1)

Includes $4,159,630 of paid-in-capital received from an in-kind subscription merger of an unaffiliated equity fund effective as of the close of business on December 15, 2017. The total value received of $4,159,630 from this non-taxable event represented $2,408,685 in securities cost, $1,730,375 in net unrealized appreciation, $3,388 in accrued dividends, $17,172 in cash, and $10 in accrued interest in exchange for 258,754 Institutional Class of shares at time of merger.

(2)	Reflects operations for the period from September 1, 2017, to May 11, 2018 (termination of Retirement class R-3 of shares).
(3)	Reflects operations for the period from September 1, 2017, to April 27, 2018 (termination of Investor class of shares).

BMO Funds

Large-Cap Value Fund		Large-Cap Growth Fund		Mid-Cap Value Fund			Mid-Cap Growth Fund
Six Months Ended Year Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	Six Months Ended Year Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	Six Months Ended Year Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018		Six Months Ended Year Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018

$—	$—	$3,201,732	$8,890,108	$—	$—		$—	$—
341,249	1,269,566	714,751	266,934	747,202	2,177,622		280,800	984,230
22,826,382	69,446,391 (1)	42,827,029	50,667,833	5,614,231	17,358,535		4,210,582	12,719,389
—	—	—	—	—	768	(2)	—	—
11,518,455	87,457,626	25,607,765	63,644,998	5,554,830	28,089,301		4,726,144	24,250,761

34,686,086	158,173,583	72,351,277	123,469,873	11,916,263	47,626,226		9,217,526	37,954,380

—	—	7,903,690	4,067,641	—	—		—	—
2,018,737	2,439,169	116,339	28,989	5,843,113	2,704,039		2,598,569	1,100,667
26,644,640	31,249,109	31,915,301	14,433,447	12,747,841	6,519,523		12,929,680	5,913,858
—	—	—	—	—	79	(2)	—	—
7,671,040	862,668	9,011,688	184,270	3,943,242	816,233		3,595,774	36,318

36,334,417	34,550,946	48,947,018	18,714,347	22,534,196	10,039,874		19,124,023	7,050,843

—	—	(5,536,925)	(35,301,963)	—	—		—	—
(1,175,966)	(7,185,801)	(653,566)	(372,881)	(5,913,541)	(17,789,671)		(1,204,332)	(6,893,086)
(62,577,382)	(135,297,594)	(53,154,687)	(116,167,629)	(15,822,968)	(44,333,122)		(13,773,184)	(42,795,496)
—	—	—	—	—	(25,338	)(2)	—	(24,268	)(3)
(19,161,389)	(9,866,413)	(24,731,561)	(12,334,747)	(6,665,437)	(14,011,689)		(8,647,679)	(4,269,640)

(82,914,737)	(152,349,808)	(84,076,739)	(164,177,220)	(28,401,946)	(76,159,820)		(23,625,195)	(53,982,490)
—	—	628	—	—	—		—	—

$(11,894,234)	$40,374,721	$37,222,184	$(21,993,000)	$6,048,513	$(18,493,720)		$4,716,354	$(8,977,267)

—	—	175,659	479,102	—	—		—	—
22,606	78,249	37,396	14,070	69,257	172,720		18,228	61,162
1,540,130	4,307,244 (1)	2,349,995	2,690,356	535,133	1,412,871		271,607	757,625
—	—	—	—	—	63	(2)	—	—
816,262	5,392,425	1,388,924	3,340,294	505,377	2,291,863		318,318	1,419,933

2,378,998	9,777,918	3,951,974	6,523,822	1,109,767	3,877,517		608,153	2,238,720

—	—	481,932	230,331	—	—		—	—
146,060	153,737	7,103	1,642	581,404	220,370		200,507	73,182
1,924,857	1,968,958	1,928,417	810,356	1,278,620	536,253		943,084	376,679
—	—	—	—	—	7	(2)	—	—
553,741	54,032	543,856	10,341	395,511	67,103		260,186	2,300

2,624,658	2,176,727	2,961,308	1,052,670	2,255,535	823,733		1,403,777	452,161

—	—	(322,814)	(1,849,507)	—	—		—	—
(81,925)	(450,944)	(36,663)	(20,984)	(547,618)	(1,443,400)		(81,575)	(434,884)
(4,758,268)	(8,306,456)	(3,089,592)	(6,128,458)	(1,523,088)	(3,608,429)		(851,657)	(2,534,418)
—	—	—	—	—	(2,093	)(2)	—	(1,460	)(3)
(1,350,964)	(618,306)	(1,429,931)	(637,550)	(651,599)	(1,120,225)		(584,653)	(244,098)

(6,191,157)	(9,375,706)	(4,879,000)	(8,636,499)	(2,722,305)	(6,174,147)		(1,517,885)	(3,214,860)

(1,187,501)	2,578,939	2,034,282	(1,060,007)	642,997	(1,472,897)		494,045	(523,979)

Notes to Financial Statements (continued)

	Small-Cap Value Fund			Small-Cap Core Fund
	Six Months Ended Year Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018		Six Months Ended Year Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$—	$—		$—	$—
Advisor class of shares	152,504	158,365		25,019	810,118
Institutional class of shares	3,474,302	7,360,861		2,661,994	4,646,390
Retirement class R-3 of shares	—	9,605	(2)	—	—
Retirement class R-6 of shares	3,404,531	12,814,203		—	—
Class F-3 of shares	—	—		—	—

Net proceeds from sale of shares	7,031,337	20,343,034		2,687,013	5,456,508
Net asset value of shares issued to shareholders in payment of distributions declared:
Advisor class of shares	310,251	374,648		162,495	126,053
Institutional class of shares	3,876,070	4,591,637		1,547,491	1,050,655
Retirement class R-3 of shares	—	4,108	(2)	—	—
Retirement class R-6 of shares	1,032,490	213,686		—	—
Class F-3 of shares	—	—		—	—

Net proceeds from shares issued:	5,218,811	5,184,079		1,709,986	1,176,708
Cost of shares redeemed:
Investor class of shares	—	—		—	—
Advisor class of shares	(628,387)	(1,238,217)		(132,712)	(939,096)
Institutional class of shares	(5,496,214)	(17,739,504)		(2,760,542)	(3,809,548)
Retirement class R-3 of shares	—	(136,151	)(2)	—	—
Retirement class R-6 of shares	(6,303,171)	(2,535,413)		—	—
Class F-3 of shares	—	—		—	—

Net cost of shares redeemed	(12,427,772)	(21,649,285)		(2,893,254)	(4,748,644)
Redemption fees	—	—		—	—

Net change resulting from fund share transactions in dollars	$(177,624)	$3,877,828		$1,503,745	$1,884,572

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	—	—		—	—
Advisor class of shares	11,781	10,987		1,849	58,097
Institutional class of shares	276,686	511,721		208,658	319,404
Retirement class R-3 of shares	—	685	(2)	—	—
Retirement class R-6 of shares	271,432	907,840		—	—
Class F-3 of shares	—	—		—	—

Net sale of shares	559,899	1,431,233		210,507	377,501
Shares issued to shareholders in payment of distributions declared:
Advisor class of shares	26,815	27,629		14,304	9,228
Institutional class of shares	329,598	333,452		134,917	76,411
Retirement class R-3 of shares	—	304	(2)	—	—
Retirement class R-6 of shares	87,130	15,440		—	—
Class F-3 of shares	—	—		—	—

Net shares issued	443,543	376,825		149,221	85,639
Shares redeemed:
Investor class of shares	—	—		—	—
Advisor class of shares	(51,501)	(88,641)		(10,496)	(67,035)
Institutional class of shares	(445,424)	(1,262,801)		(255,766)	(271,869)
Retirement class R-3 of shares	—	(9,790	)(2)	—	—
Retirement class R-6 of shares	(498,647)	(176,995)		—	—
Class F-3 of shares	—	—		—	—

Net shares redeemed	(995,572)	(1,538,227)		(266,262)	(338,904)

Net change resulting from fund share transactions in shares	7,870	269,831		93,466	124,236

(1)	Reflects operations for the period from September 1, 2017, to April 27, 2018 (termination of Investor class of shares).
(2)	Reflects operations for the period from September 1, 2017, to May 11, 2018 (termination of Retirement class R-3 of shares).
(3)	Reflects operations for the period from September 1, 2017, to December 3, 2017 (termination of Retirement class R-3 of shares).

BMO Funds

Small-Cap Growth Fund		Global Low Volatility Equity Fund		Disciplined International Equity Fund		Pyrford International Stock Fund
Six Months Ended Year Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	Six Months Ended Year Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	Six Months Ended Year Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	Six Months Ended Year Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018

$—	$—	$—	$—	$—	$—	$—	$83,571	(1)
1,823,238	4,764,611	51,474	209,656	1,293	42,573	78,204	5,864,823
11,734,139	17,252,116	6,792,460	573,388	16,010,823	18,798,208	49,691,307	76,904,679
—	—	—	—	—	—	—	—
—	—	—	—	—	—	28,765,986	120,732,668
—	—	—	—	—	—	160,508	8,394,567

13,557,377	22,016,727	6,843,934	783,044	16,012,116	18,840,781	78,696,005	211,980,308

6,414,028	6,081,376	48,910	35,577	1,185	1,308	113,890	—
11,739,150	8,460,833	5,898,232	1,428,624	1,340,341	1,509,712	10,702,009	12,082,424
—	—	—	—	—	—	—	—
—	—	—	—	—	—	4,754,416	1,405,577
—	—	—	—	—	—	1,250	1,758

18,153,178	14,542,209	5,947,142	1,464,201	1,341,526	1,511,020	15,571,565	13,489,759

—	—	—	—	—	—	—	(6,445,368	)(1)
(5,574,061)	(23,380,533)	(92,487)	(955,585)	—	(2,155)	(843,866)	(690,070)
(18,505,820)	(23,623,490)	(2,172,259)	(22,565,241)	(10,356,657)	(13,668,317)	(53,163,756)	(197,218,546)
—	—	—	—	—	—	—	(26,363	)(3)
—	—	—	—	—	—	(12,616,882)	(13,639,793)
—	—	—	—	—	—	(7,783,586)	(389,948)

(24,079,881)	(47,004,023)	(2,264,746)	(23,520,826)	(10,356,657)	(13,670,472)	(74,408,090)	(218,410,088)
—	—	—	—	—	210	5,740	957

$7,630,674	$(10,445,087)	$10,526,330	$(21,273,581)	$6,996,985	$6,681,539	$19,865,220	$7,060,936

—	—	—	—	—	—	—	6,173	(1)
101,262	245,534	4,676	15,520	125	3,721	6,091	432,072
671,305	867,331	612,896	41,566	1,531,081	1,662,757	3,990,381	5,768,243
—	—	—	—	—	—	—	—
—	—	—	—	—	—	2,281,340	8,998,114
—	—	—	—	—	—	12,198	633,138

772,567	1,112,865	617,572	57,086	1,531,206	1,666,478	6,290,010	15,837,740

425,898	347,706	4,533	2,693	123	118	9,436	—
742,514	465,392	544,117	107,902	139,474	136,256	904,650	915,335
—	—	—	—	—	—	—	—
—	—	—	—	—	—	401,894	106,483
—	—	—	—	—	—	106	133

1,168,412	813,098	548,650	110,595	139,597	136,374	1,316,086	1,021,951

—	—	—	—	—	—	—	(474,563	)(1)
(324,794)	(1,245,843)	(7,263)	(69,805)	—	(184)	(68,106)	(50,399)
(1,028,419)	(1,191,794)	(201,170)	(1,653,359)	(1,028,411)	(1,201,084)	(4,353,353)	(14,834,806)
—	—	—	—	—	—	—	(1,946	)(3)
—	—	—	—	—	—	(1,026,178)	(1,031,978)
—	—	—	—	—	—	(617,942)	(29,583)

(1,353,213)	(2,437,637)	(208,433)	(1,723,164)	(1,028,411)	(1,201,268)	(6,065,579)	(16,423,275)

587,766	(511,674)	957,789	(1,555,483)	642,392	601,584	1,540,517	436,416

Notes to Financial Statements (continued)

	LGM Emerging Markets Equity Fund		Alternative Strategies Fund
	Six Months Ended Year Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	Six Months Ended Year Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018
Capital stock transactions in dollars:
Proceeds from sale of shares:
Advisor class of shares	$1,703,248	$2,061,792	$787	$949
Institutional class of shares	72,311,121	77,835,687	11,353,147	17,290,111

Net proceeds from sale of shares	74,014,369	79,897,479	11,353,934	17,291,060
Net asset value of shares issued to shareholders in payment of distributions declared:
Advisor class of shares	171,004	—	—	3,248
Institutional class of shares	8,013,010	1,128,190	—	5,106,210

Net proceeds from shares issued:	8,184,014	1,128,190	—	5,109,458
Cost of shares redeemed:
Advisor class of shares	(1,159,421)	(1,950,533)	(25,347)	(80,003)
Institutional class of shares	(47,996,916)	(33,149,780)	(18,029,806)	(37,141,144)

Net cost of shares redeemed	(49,156,337)	(35,100,313)	(18,055,153)	(37,221,147)
Redemption fees	440	711	—	—

Net change resulting from fund share transactions in dollars	$33,042,046	$45,926,067	$(6,701,219)	$(14,820,629)

Capital stock transactions in shares:
Sale of shares:
Advisor class of shares	114,678	127,075	84	94
Institutional class of shares	4,922,234	4,692,595	1,194,468	1,681,475

Net sale of shares	5,036,912	4,819,670	1,194,552	1,681,569
Shares issued to shareholders in payment of distributions declared:
Advisor class of shares	11,917	—	—	322
Institutional class of shares	561,636	70,030	—	502,085

Net shares issued	573,553	70,030	—	502,407
Shares redeemed:
Advisor class of shares	(76,571)	(116,190)	(2,741)	(7,777)
Institutional class of shares	(3,280,867)	(2,010,904)	(1,893,069)	(3,567,218)

Net shares redeemed	(3,357,438)	(2,127,094)	(1,895,810)	(3,574,995)

Net change resulting from fund share transactions in shares	2,253,027	2,762,606	(701,258)	(1,391,019)

BMO Funds

Global Long/Short Equity Fund		Ultra Short Tax-Free Fund		Short Tax-Free Fund		Short-Term Income Fund
Six Months Ended Year Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	Six Months Ended Year Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	Six Months Ended Year Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	Six Months Ended Year Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018

$9,099	$195,339	$2,613,837	$5,741,914	$451,336	$2,495,879	$2,163,208	$4,288,667
701,922	6,081,319	254,983,224	439,354,219	18,489,837	48,874,201	57,397,704	131,029,502

711,021	6,276,658	257,597,061	445,096,133	18,941,173	51,370,080	59,560,912	135,318,169

7,776	22,321	149,233	329,380	40,651	81,745	251,133	492,639
67,690	296,703	2,554,946	3,253,010	470,190	861,084	1,560,219	2,446,146

75,466	319,024	2,704,179	3,582,390	510,841	942,829	1,811,352	2,938,785

(71,223)	(129,883)	(10,658,451)	(13,292,423)	(1,700,008)	(3,186,874)	(4,302,865)	(11,677,805)
(4,228,175)	(5,837,723)	(257,624,993)	(494,931,520)	(28,870,002)	(41,742,641)	(45,426,080)	(125,939,227)

(4,299,398)	(5,967,606)	(268,283,444)	(508,223,943)	(30,570,010)	(44,929,515)	(49,728,945)	(137,617,032)
13	1,407	310	—	—	—	80	—

$(3,512,898)	$629,483	$(7,981,894)	$(59,545,420)	$(11,117,996)	$7,383,394	$11,643,399	$639,922

791	16,081	259,637	570,266	44,486	245,629	233,569	460,682
61,998	491,377	25,345,946	43,650,785	1,825,378	4,803,882	6,191,217	14,032,354

62,789	507,458	25,605,583	44,221,051	1,869,864	5,049,511	6,424,786	14,493,036

697	1,812	14,821	32,709	4,016	8,058	27,110	52,968
6,044	24,064	253,927	323,236	46,392	84,831	168,143	262,630

6,741	25,876	268,748	355,945	50,408	92,889	195,253	315,598

(6,207)	(10,892)	(1,058,973)	(1,319,835)	(167,902)	(313,760)	(464,868)	(1,256,655)
(372,693)	(487,768)	(25,608,234)	(49,159,262)	(2,852,075)	(4,107,724)	(4,901,142)	(13,497,981)

(378,900)	(498,660)	(26,667,207)	(50,479,097)	(3,019,977)	(4,421,484)	(5,366,010)	(14,754,636)

(309,370)	34,674	(792,876)	(5,902,101)	(1,099,705)	720,916	1,254,029	53,998

Notes to Financial Statements (continued)

	Intermediate Tax-Free Fund		Strategic Income Fund
	Six Months Ended Year Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	Six Months Ended Year Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$174,758,967	$148,016,165	$646,910	$1,560,960
Advisor class of shares	3,561,386	7,369,713	93,541	510,237
Institutional class of shares	494,849,388	446,882,504	859,972	1,579,253

Net proceeds from sale of shares	673,169,741	602,268,382	1,600,423	3,650,450
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	10,940,706	23,973,740	1,305,995	2,868,223
Advisor class of shares	133,540	323,030	290,677	681,181
Institutional class of shares	8,915,220	12,672,136	210,230	514,734

Net proceeds from shares issued:	19,989,466	36,968,906	1,806,902	4,064,138
Cost of shares redeemed:
Investor class of shares	(521,760,575)	(256,803,140)	(4,655,222)	(15,601,053)
Advisor class of shares	(11,736,683)	(3,558,242)	(1,462,410)	(5,319,901)
Institutional class of shares	(187,834,044)	(182,098,021)	(3,974,212)	(10,401,208)

Net cost of shares redeemed	(721,331,302)	(442,459,403)	(10,091,844)	(31,322,162)
Redemption fees	10	—	—	—

Net change resulting from fund share transactions in dollars	$(28,172,085)	$196,777,885	$(6,684,519)	$(23,607,574)

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	15,771,874	13,228,190	71,139	165,685
Advisor class of shares	322,290	656,770	10,516	54,439
Institutional class of shares	44,538,136	40,007,123	96,542	171,048

Net sale of shares	60,632,300	53,892,083	178,197	391,172
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	987,927	2,141,524	145,623	309,135
Advisor class of shares	12,081	28,873	32,411	73,367
Institutional class of shares	805,140	1,133,383	23,481	55,436

Net shares issued	1,805,148	3,303,780	201,515	437,938
Shares redeemed:
Investor class of shares	(46,932,029)	(22,940,721)	(519,778)	(1,677,547)
Advisor class of shares	(1,066,705)	(317,526)	(163,787)	(572,837)
Institutional class of shares	(17,010,282)	(16,277,135)	(451,444)	(1,109,628)

Net shares redeemed	(65,009,016)	(39,535,382)	(1,135,009)	(3,360,012)

Net change resulting from fund share transactions in shares	(2,571,568)	17,660,481	(755,297)	(2,530,902)

BMO Funds

TCH Corporate Income Fund		TCH Core Plus Bond Fund		High Yield Bond Fund
Six Months Ended Year Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	Six Months Ended Year Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	Six Months Ended Year Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018

$4,721,340	$13,469,510	$19,086,985	$33,247,967	$—	$—
1,779,299	1,883,339	184,157	692,466	90,486	75,077
101,475,529	35,031,255	114,732,865	205,734,013	232,403	990,467

107,976,168	50,384,104	134,004,007	239,674,446	322,889	1,065,544

2,023,350	3,631,617	1,034,034	1,885,553	—	—
40,066	34,627	47,946	93,214	20,787	45,200
1,784,768	1,445,656	14,916,502	27,182,890	262,457	538,766

3,848,184	5,111,900	15,998,482	29,161,657	283,244	583,966

(19,180,979)	(31,633,728)	(12,354,736)	(40,591,447)	—	—
(129,616)	(1,412,711)	(212,300)	(977,655)	(199,998)	(233,705)
(48,167,857)	(26,163,150)	(222,616,128)	(194,020,504)	(1,215,314)	(2,951,381)

(67,478,452)	(59,209,589)	(235,183,164)	(235,589,606)	(1,415,312)	(3,185,086)
—	—	10	—	—	—

$44,345,900	$(3,713,585)	$(85,180,665)	$33,246,497	$(809,179)	$(1,535,576)

375,293	1,033,637	1,693,806	2,877,804	—	—
140,636	147,035	16,242	59,334	10,331	8,021
8,042,116	2,718,202	10,207,177	17,783,100	25,676	105,106

8,558,045	3,898,874	11,917,225	20,720,238	36,007	113,127

161,619	280,072	91,729	163,324	—	—
3,199	2,678	4,254	8,071	2,304	4,811
142,814	111,718	1,324,307	2,355,406	29,117	57,369

307,632	394,468	1,420,290	2,526,801	31,421	62,180

(1,533,883)	(2,446,009)	(1,096,610)	(3,521,472)	—	—
(10,290)	(108,819)	(18,894)	(84,744)	(22,333)	(24,867)
(3,832,521)	(2,027,663)	(19,724,354)	(16,816,251)	(136,565)	(315,664)

(5,376,694)	(4,582,491)	(20,839,858)	(20,422,467)	(158,898)	(340,531)

3,488,983	(289,149)	(7,502,343)	2,824,572	(91,470)	(165,224)

Notes to Financial Statements (continued)

	Government Money Market Fund		Tax-Free Money Market Fund
	Six Months Ended Year Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	Six Months Ended Year Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$1,233,581,662	$2,836,535,603	$42,200,926	$103,523,007
Institutional/Premier class of shares	6,912,942,109	16,700,415,556	432,692,693	657,271,008

Net proceeds from sale of shares	8,146,523,771	19,536,951,159	474,893,619	760,794,015
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	1,086,839	1,534,889	439,194	570,108
Institutional/Premier class of shares	3,075,526	4,345,881	9,504	4,097

Net proceeds from shares issued:	4,162,365	5,880,770	448,698	574,205
Cost of shares redeemed:
Investor class of shares	(1,390,791,039)	(2,904,331,903)	(38,469,077)	(104,233,256)
Institutional/Premier class of shares	(7,198,010,334)	(16,333,053,308)	(377,755,388)	(590,623,244)

Net cost of shares redeemed	(8,588,801,373)	(19,237,385,211)	(416,224,465)	(694,856,500)

Net change resulting from fund share transactions in dollars	$(438,115,237)	$305,446,718	$59,117,852	$66,511,720

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	1,233,581,662	2,836,535,603	42,200,925	103,523,007
Institutional/Premier class of shares	6,912,942,109	16,700,415,556	432,692,694	657,271,008

Net sale of shares	8,146,523,771	19,536,951,159	474,893,619	760,794,015
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	1,086,839	1,534,889	439,194	570,108
Institutional/Premier class of shares	3,075,525	4,345,881	9,504	4,097

Net shares issued	4,162,364	5,880,770	448,698	574,205
Shares redeemed:
Investor class of shares	(1,390,791,039)	(2,904,331,903)	(38,469,077)	(104,233,256)
Institutional/Premier class of shares	(7,198,010,334)	(16,333,053,308)	(377,755,388)	(590,623,244)

Net shares redeemed	(8,588,801,373)	(19,237,385,211)	(416,224,465)	(694,856,500)

Net change resulting from fund share transactions in shares	(438,115,238)	305,446,718	59,117,852	66,511,720

BMO Funds

Prime Money Market Fund		Institutional Prime Money Market Fund
Six Months Ended Year Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	Six Months Ended Year Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018

$139,149,288	$323,252,291	$3,077	$1,046,364
307,909,719	487,728,123	1,281,526,414	1,223,791,366

447,059,007	810,980,414	1,281,529,491	1,224,837,730

1,595,128	1,907,375	23,569	19,861
82,204	238,721	2,003,746	1,169,282

1,677,332	2,146,096	2,027,315	1,189,143

(138,491,377)	(334,404,979)	(62,430)	(86,707)
(340,580,802)	(385,817,826)	(1,178,812,806)	(1,145,764,366)

(479,072,179)	(720,222,805)	(1,178,875,236)	(1,145,851,073)

$(30,335,840)	$92,903,705	$104,681,570	$80,175,800

139,149,288	323,252,291	3,078	1,046,368
307,909,720	487,728,123	1,281,552,822	1,223,793,306

447,059,008	810,980,414	1,281,555,900	1,224,839,674

1,595,128	1,907,375	23,569	19,860
82,204	238,721	2,003,774	1,169,202

1,677,332	2,146,096	2,027,343	1,189,062

(138,491,392)	(334,404,979)	(62,437)	(86,724)
(340,580,802)	(385,817,826)	(1,178,838,149)	(1,145,753,981)

(479,072,194)	(720,222,805)	(1,178,900,586)	(1,145,840,705)

(30,335,854)	92,903,705	104,682,657	80,188,031

Notes to Financial Statements (continued)

6.	Investment Adviser Fee and Other Transactions with Affiliates

Investment Advisory Fees—The Adviser receives for its services an investment adviser fee based on a percentage of each Fund’s average daily net assets (“ADNA”) as listed below.

	Fund’s ADNA
Fund	on the first $500 million	on the next $200 million	on the next $100 million	in excess of $800 million
Low Volatility Equity Fund	0.500%	0.490%	0.450%	0.400%
Dividend Income Fund	0.500	0.490	0.450	0.400
Mid-Cap Value Fund	0.685	0.670	0.570	0.510
Mid-Cap Growth Fund	0.685	0.670	0.570	0.510
Small-Cap Value Fund	0.685	0.680	0.620	0.610
Small-Cap Growth Fund	0.685	0.680	0.620	0.610
Global Low Volatility Equity Fund	0.650	0.640	0.600	0.550
Pyrford International Stock Fund	0.735	0.720	0.620	0.560
LGM Emerging Markets Equity Fund	0.900	0.890	0.850	0.800

	Fund’s ADNA
Fund	on the first $100 million	on the next $150 million	on the next $250 million	in excess of $500 million
Ultra Short Tax-Free Fund	0.200%	0.190%	0.170%	0.100%
Short Tax-Free Fund	0.200	0.190	0.170	0.150
Short-Term Income Fund	0.200	0.190	0.170	0.100
Intermediate Tax-Free Fund	0.250	0.160	0.120	0.100
Strategic Income Fund	0.250	0.200	0.200	0.200
TCH Corporate Income Fund	0.200	0.190	0.150	0.100
TCH Core Plus Bond Fund	0.250	0.160	0.120	0.100
High Yield Bond Fund	0.500	0.500	0.500	0.500

	Fund’s ADNA
Fund	on the first $1 billion	on the next $1 billion	in excess of $2 billion
Large-Cap Value Fund	0.350%	0.325%	0.300%
Large-Cap Growth Fund	0.350	0.325	0.300
Small-Cap Core Fund	0.650	0.625	0.600
Disciplined International Equity Fund	0.600	0.575	0.550
Alternative Strategies Fund	1.000	0.975	0.950
Global Long/Short Equity Fund	1.000	0.975	0.950

	Fund’s ADNA
Fund	on the first $2 billion	on the next $2 billion	on the first $2 billion	on the first $2 billion	in excess of $8 billion
Government Money Market Fund	0.200%	0.185%	0.170%	0.155%	0.140%
Tax-Free Money Market Fund	0.200	0.185	0.170	0.155	0.140
Prime Money Market Fund	0.150	0.135	0.120	0.105	0.090
Institutional Prime Money Market Fund	0.150	0.135	0.120	0.105	0.090

The Pyrford International Stock Fund’s sub-adviser is Pyrford International Ltd., an affiliate of the Adviser. The LGM Emerging Markets Equity Fund’s sub-adviser is LGM Investments Limited, an affiliate of the Adviser. The TCH Corporate Income Fund and TCH Core Plus Bond Fund’s sub-adviser is Taplin, Canida & Habacht, LLC, an affiliate of the Adviser. One of the sub-advisers of the Alternative Strategies Fund is CTC myCFO, LLC, an affiliate of the Adviser, and another sub-adviser is BMO Asset Management Inc., also an affiliate of the Advisor. The Adviser compensates each sub-adviser based on the level of average daily net assets of each respective Fund managed by each sub-adviser.

BMO Funds

Contractual Expense Limitation—The Adviser has agreed to waive or reduce its investment advisory fee or reimburse expenses to the extent necessary to prevent class specific total annual operating expenses (excluding taxes, dividend and interest expense, brokerage commissions, other investment related costs, Acquired Fund Fees and Expenses and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts for the periods set forth below. The Adviser may not terminate this arrangement prior to December 31, 2019, without the consent of the Directors, unless the investment advisory agreement is terminated. The Adviser may voluntarily choose to waive any portion of its fee beyond its contractual agreement. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. Additionally, the agreement does not provide for recoupment by the Adviser of waived fees or reimbursed expenses.

	Annualized Contractual Expense Limitation
Fund	Investor Class		Advisor Class		Institutional Class		Premier Class	Retirement Class R-6
Low Volatility Equity Fund			0.90%		0.65%
Dividend Income Fund			0.90		0.65
Large-Cap Value Fund			0.79		0.54			0.39%
Large-Cap Growth Fund	0.79%		0.79		0.54			0.39
Mid-Cap Value Fund			1.24		0.99			0.84
Mid-Cap Growth Fund			1.24		0.99			0.84
Small-Cap Value Fund			1.24		0.99			0.84
Small-Cap Core Fund			1.15		0.90
Small-Cap Growth Fund			1.24		0.99
Global Low Volatility Equity Fund			1.10		0.85
Disciplined International Equity Fund			1.15		0.90
Pyrford International Stock Fund			1.19		0.94			0.79
LGM Emerging Markets Equity Fund			1.40		1.15
Alternative Strategies Fund			1.70		1.45
Global Long/Short Equity Fund			1.60		1.35
Ultra Short Tax-Free Fund			0.55		0.30
Short Tax-Free Fund			0.55		0.40
Short-Term Income Fund			0.60		0.35
Intermediate Tax-Free Fund	0.54	(1)	0.54	(1)	0.50	(1)
Strategic Income Fund	0.80		0.80		0.55
TCH Corporate Income Fund	0.59		0.59		0.55
TCH Core Plus Bond Fund	0.59		0.59		0.55
High Yield Bond Fund			0.90		0.65
Government Money Market Fund	0.45						0.20%
Tax-Free Money Market Fund	0.45						0.20
Prime Money Market Fund	0.45						0.20
Institutional Prime Money Market Fund	0.45						0.20

(1)	Effective February 12, 2019. Prior to February 12, 2019, the annual rates were 0.55%, 0.55%, and 0.50%, respectively.

Shareholder Servicing Fees—Under the terms of a Shareholder Services Agreement with the Adviser, each Fund pays the Adviser at the annual rate of 0.25% of average daily net assets of the Fund’s Investor Class shares for the period. The fee paid to the Adviser is used to finance certain services for shareholders and to maintain shareholder accounts.

Distribution Services Fees—Certain Funds are subject to a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan authorizes payments by the Fund to finance activities intended to result in the sale of its Advisor Class and Retirement Class R-3 shares. The Plan provides that the Fund may incur distribution expenses of 0.25% and 0.50% of the average daily net assets of the Fund’s Advisor Class and Retirement Class R-3 shares, respectively.

Notes to Financial Statements (continued)

Administration Fees—The fee paid to the Adviser is based on each Fund’s average daily net assets with respect to Administration Fee Schedule A and the aggregate average daily net assets of all Funds representing Administration Fee Schedule B as listed below.

Administration Fee Schedule A		Administration Fee Schedule B
Annual Rate		Annual Rate	ADNA
0.1500%		0.0400%	on the first $2 billion
		0.0300	on the next $2 billion
		0.0250	on the next $2 billion
		0.0200	on the next $2 billion
		0.0100	in excess of $8 billion

Fund		Fund
Low Volatility Equity Fund	Alternative Strategies Fund	Government Money Market Fund
Dividend Income Fund	Global Long/Short Equity Fund	Tax-Free Money Market Fund
Large-Cap Value Fund(1)	Ultra Short Tax-Free Fund	Prime Money Market Fund
Large-Cap Growth Fund(1)	Short Tax-Free Fund	Institutional Prime Money Market Fund
Mid-Cap Value Fund(1)	Short-Term Income Fund
Mid-Cap Growth Fund(1)	Intermediate Tax-Free Fund
Small-Cap Value Fund(1)	Strategic Income Fund
Small-Cap Core Fund	TCH Corporate Income Fund
Small-Cap Growth Fund	TCH Core Plus Bond Fund
Global Low Volatility Equity Fund	High Yield Bond Fund
Disciplined International Equity
Pyrford International Stock Fund(1)
LGM Emerging Markets Equity Fund

(1)	For the period ended February 28, 2019, the Funds with class-specific Administration Fees were as follows:

Fund	Investor Class	Advisor Class	Institutional Class
Large-Cap Value Fund	$—	$15,387	$188,332
Large-Cap Growth Fund	44,010	661	190,905
Mid-Cap Value Fund	—	36,185	73,994
Mid-Cap Growth Fund	—	10,742	55,804
Small-Cap Value Fund	—	3,003	36,640
Pyrford International Stock Fund	—	4,045	346,842

Securities Lending—The Funds pay a fee to BMO Harris for its services as the securities lending agent. The securities lending income as shown in the Statements of Operations is net of these fees. The following amounts were paid for the period ended February 28, 2019:

Fund	Fees Paid
Low Volatility Equity Fund	$4,922
Dividend Income Fund	10,736
Large-Cap Value Fund	28,734
Large-Cap Growth Fund	18,862
Mid-Cap Value Fund	13,197
Mid-Cap Growth Fund	14,546
Small-Cap Value Fund	10,295

Fund	Fees Paid
Small-Cap Core Fund	$1,481
Small-Cap Growth Fund	7,982
Short-Term Income Fund	62,025
Strategic Income Fund	6,089
TCH Corporate Income Fund	26,354
TCH Core Plus Bond Fund	28,828
High Yield Bond Fund	1,289

Investments in Affiliated Issuers—An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in a BMO Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior periods may result in the Funds owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of February 28, 2019 and may include acquisitions of new investments, prior period holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

BMO Funds

Security/Fund Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions
Cash Sweep Investments in BMO Institutional Prime Money Market Fund, 2.433%
Low Volatility Equity Fund	$1,494,204	$32,513,948	$30,848,454	$324	$(39)	$3,159,983	$32,392	$—
Dividend Income Fund	3,591,099	72,669,125	69,797,783	(284)	149	6,462,304	50,842	—
Large-Cap Value Fund	7,482,313	26,991,963	31,287,533	(495)	(423)	3,185,825	63,221	—
Large-Cap Growth Fund	6,735,831	62,726,431	58,786,566	(54)	(1,131)	10,674,511	75,597	—
Mid-Cap Value Fund	2,420,873	17,501,053	16,196,824	(273)	(66)	3,724,762	32,088	—
Mid-Cap Growth Fund	1,583,732	10,386,199	10,731,553	(153)	(376)	1,237,849	20,083	—
Small-Cap Value Fund	1,486,191	6,447,096	6,454,441	(153)	163	1,478,856	12,488	—
Small-Cap Core Fund	440,742	3,572,611	3,745,203	(29)	32	268,152	4,394	—
Small-Cap Growth Fund	2,038,642	15,383,728	15,690,337	(317)	170	1,731,886	22,152	—
Global Low Volatility Equity Fund	143,976	9,006,326	8,814,538	71	525	336,361	4,873	—
Disciplined International Equity Fund	2,615,976	16,827,069	18,284,036	40	(191)	1,158,858	16,278	—
Pyrford International Stock Fund	16,792,467	63,833,391	59,184,602	2,318	(3,954)	21,439,620	277,187	—
LGM Emerging Markets Equity Fund	7,268,280	73,868,173	72,164,102	(285)	1,693	8,973,759	92,804	—
Alternative Strategies Fund	24,540,402	24,463,050	21,157,213	319	(553)	32,328,306	37,280	—
Global Long/Short Equity Fund	3,434,203	1,625,258	4,968,799	(365)	(59)	90,237	12,991	—
Short-Term Income Fund	3,242,065	82,299,651	76,172,912	131	(1,602)	9,367,334	73,198	—
Strategic Income Fund	5,787,248	14,764,811	19,237,494	(275)	341	1,314,631	21,097	—
TCH Corporate Income Fund	4,850,884	112,708,464	97,218,725	1,558	(1,242)	20,340,939	82,732	—
TCH Core Plus Bond Fund	40,862,111	265,205,812	269,251,340	1,004	4,505	36,822,091	383,425	—
High Yield Bond Fund	813,997	1,964,577	2,099,032	47	(13)	679,576	5,630	—

Cash Sweep Investments in BMO Government Money Market Fund, Premier Class, 2.235%
Ultra Short Tax-Free Fund	159,901	63,539,650	63,451,310	—	—	248,241	17,147	—
Short Tax-Free Fund	121,200	10,504,464	10,454,689	—	—	170,976	2,718	—

Collateral Investment for Securities on Loan in BMO Institutional Prime Money Market Fund, 2.433%
Disciplined International Equity Fund	—	4,641,856	4,642,047	—	191	—	760
Global Low Volatility Equity Fund	—	2,768,319	2,152,844	—	—	615,475	1,161
Pyrford International Stock Fund	—	40,629,365	28,993,079	—	1,687	11,637,973	8,513
LGM Emerging Markets Equity Fund	—	12,782,605	10,172,028	—	—	2,610,575	7,938
Global Long/Short Equity Fund	—	498,289	341,506	—	—	156,783	762

Collateral Pool Investments for Securities on Loan in BMO Government Money Market Fund, 2.298%
Low Volatility Equity Fund	2,738,791	62,661,810	64,988,003	—	—	412,598	430
Dividend Income Fund	7,640,119	94,076,510	97,568,909	—	—	4,147,720	452
Large-Cap Value Fund	9,838,293	113,666,641	117,886,284	—	—	5,618,650	1,027
Large-Cap Growth Fund	7,742,453	134,142,528	139,122,297	—	—	2,762,684	1,399
Mid-Cap Value Fund	7,867,691	76,940,643	79,796,909	—	—	5,011,425	622
Mid-Cap Growth Fund	4,808,549	48,766,891	50,577,263	—	—	2,998,177	329
Small-Cap Value Fund	3,336,848	27,649,076	28,675,492	—	—	2,310,432	278
Small-Cap Core Fund	2,497,482	9,358,349	9,705,758	—	—	2,150,073	96
Small-Cap Growth Fund	7,859,576	52,404,064	54,349,458	—	—	5,914,182	503
Short-Term Income Fund	1,711,419	27,650,527	28,676,997	—	—	684,949	226
Strategic Income Fund	1,795,808	15,535,677	16,112,407	—	—	1,219,078	288
TCH Corporate Income Fund	5,916,699	68,003,160	70,527,639	—	—	3,392,220	727
TCH Core Plus Bond Fund	5,949,944	127,439,412	132,170,342	—	—	1,219,014	2,947
High Yield Bond Fund	300,866	3,704,711	3,842,241	—	—	163,336	52

Collateral Pool Investments for Securities on Loan in BMO Institutional Prime Money Market Fund, 2.433%
Low Volatility Equity Fund	3,365,934	—	—	—	—	3,365,934	3,507
Dividend Income Fund	33,836,663	—	—	—	—	33,836,663	3,684
Large-Cap Value Fund	45,836,356	—	—	—	—	45,836,356	8,374
Large-Cap Growth Fund	22,537,683	—	—	—	—	22,537,683	11,415
Mid-Cap Value Fund	40,882,679	—	—	—	—	40,882,679	5,072
Mid-Cap Growth Fund	24,458,815	—	—	—	—	24,458,815	2,686
Small-Cap Value Fund	18,848,261	—	—	—	—	18,848,261	2,270
Small-Cap Core Fund	17,540,073	—	—	—	—	17,540,073	782
Small-Cap Growth Fund	48,247,278	—	—	—	—	48,247,278	4,104
Short-Term Income Fund	5,587,744	—	—	—	—	5,587,744	1,845
Strategic Income Fund	9,945,113	—	—	—	—	9,945,113	2,350
TCH Corporate Income Fund	27,673,376	—	—	—	—	27,673,376	5,927
TCH Core Plus Bond Fund	9,944,592	—	—	—	—	9,944,592	24,044
High Yield Bond Fund	1,332,480	—	—	—	—	1,332,480	420

Investments in Other Affiliates
Fund/Security Description
Short Tax-Free Fund
Ultra Short Tax-Free Fund	875,303	5,883	882,023	2,518	(1,681)	—	5,966	—

Notes to Financial Statements (continued)

Interfund Borrowing and Lending—The Funds participate in an interfund lending program. This program allows the Funds to lend cash to and/or borrow cash from other Funds for temporary purposes, although the Money Market Funds cannot participate as borrowers. The program is subject to a number of conditions, including the requirement that the interfund loan rate to be charged to the Funds under the program is (i) more favorable to the lending Fund than the rate it could otherwise obtain from investing cash in repurchase agreements or purchasing shares of a Money Market Fund and (ii) more favorable to the borrowing Fund than the lowest interest rate at which bank short-term loans would be available to the Funds. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations. The Directors are responsible for the oversight of the interfund lending program. No interfund borrowing or lending balances existed as of February 28, 2019.

Funds utilizing the Interfund lending program, borrowing from the BMO Government Money Market Fund during the period ended February 28, 2019, were as follows:

Fund	Average Daily Loan Balance Outstanding	Weighted Average Interest Rate
Dividend Income Fund	$6,996	2.579%
Large-Cap Value Fund	277,279	1.883
Large-Cap Growth Fund	111,460	2.579
Mid-Cap Value Fund	4,514	1.881
Mid-Cap Growth Fund	60,748	1.842
Small-Cap Value Fund	7,318	2.565
Small-Cap Core Fund	8,866	1.883
Small-Cap Growth Fund	8,878	2.357

Fund	Average Daily Loan Balance Outstanding	Weighted Average Interest Rate
Global Low Volatility Equity Fund	$15,308	1.826%
Disciplined International Equity Fund	479	2.582
Global Long/Short Equity Fund	64,275	2.224
Ultra Short Tax-Free Fund	38,869	1.994
Intermediate Tax-Free Fund	18,598	1.937
Strategic Income Fund	341	2.581
TCH Corporate Income Fund	2,190	1.890

General—Certain of the Officers and Directors of the Corporation are also Officers and Directors/Trustees of one or more of the above companies, which are affiliates of the Corporation. None of the Fund Officers or interested Directors receives any compensation from the Funds.

7.	Line of Credit

The Corporation, on behalf of the respective Funds, participated in a $25 million unsecured, committed revolving line of credit (“LOC”) agreement with State Street Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of the London Interbank Offering Rate (“LIBOR”) plus 1.25% and a commitment fee of 0.20% per annum on the daily unused portion with no administrative fee. No borrowings were outstanding under the LOC at February 28, 2019. The Funds did not utilize the LOC during the period ended February 28, 2019.

8.	Investment Transactions

Purchases and sales of investments, excluding short-term U.S. government securities, short-term obligations, and in-kind contributions, for the period ended February 28, 2019 were as follows:

	Other than U.S Government Securities		U.S Government Securities
Fund	Purchases	Sales	Purchases	Sales
Low Volatility Equity Fund	$75,747,707	$55,003,384	$—	$—
Dividend Income Fund	179,613,895	110,116,669	—	—
Large-Cap Value Fund	129,490,116	174,334,042	—	—
Large-Cap Growth Fund	158,609,884	174,014,551	—	—
Mid-Cap Value Fund	51,238,950	66,764,017	—	—
Mid-Cap Growth Fund	42,118,260	56,545,408	—	—
Small-Cap Value Fund	30,048,068	35,028,439	—	—
Small-Cap Core Fund	12,073,391	12,515,394	—	—
Small-Cap Growth Fund	49,182,491	60,999,509	—	—
Global Low Volatility Equity Fund	19,669,207	14,786,721	—	—
Disciplined International Equity Fund	44,669,659	38,914,889	—	—
Pyrford International Stock Fund	99,703,642	91,837,005	—	—
LGM Emerging Markets Equity Fund	141,270,460	118,189,422	—	—
Alternative Strategies Fund	105,161,865	126,598,219	3,226,138	3,748,891
Global Long/Short Equity Fund	6,694,197	10,040,180	—	—
Ultra Short Tax-Free Fund	535,884,526	552,442,573	3,000,000	25,000
Short Tax-Free Fund	103,422,029	121,428,167	1,000,000	—
Short-Term Income Fund	180,052,403	164,224,631	11,536,849	16,812,110
Intermediate Tax-Free Fund	831,344,438	881,939,733	2,000,000	20,000
Strategic Income Fund	35,783,870	41,204,890	1,482,279	4,687,065
TCH Corporate Income Fund	221,075,921	170,048,243	1,895,000	3,256,191
TCH Core Plus Bond Fund	426,459,088	443,768,767	85,778,834	161,016,275
High Yield Bond Fund	3,299,112	4,168,638	—	—

BMO Funds

9.	Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for net operating loss, foreign currency transactions, paydown gain or loss, market discount accretion, premium amortization and expiring capital loss carryforwards.

To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts, on the Statements of Assets and Liabilities, based on their Federal tax basis treatment; temporary differences do not require reclassification and had no impact on the NAV of the Funds.

The Funds complied with FASB interpretation Accounting for Uncertainty in Income Taxes which provides guidance for how uncertain tax provisions should be recognized, measured, presented and disclosed in the financial statements. Accounting for Uncertainty in Income Taxes requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not,” (i.e., greater than 50 percent) of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold may result in a tax benefit or expense in the current year.

Accounting for Uncertainty in Income Taxes requires management of the Funds to analyze all open tax years, as defined by the statutes of limitations, for all major jurisdictions, which includes federal and certain states. Open tax years are those that are open for exam by the taxing authorities (i.e., the last four tax years and the interim tax period since then). There are no examinations in progress. For all open tax years and all major taxing jurisdictions through the end of the reporting period, management of the Funds reviewed all tax positions taken or expected to be taken in the preparation of the Funds’ tax returns and concluded that Accounting for Uncertainty in Income Taxes resulted in no effect on the Funds’ reported net assets or results of operations as of and during the period ended February 28, 2019. Management of the Funds also is not aware of any tax positions for which it is reasonably possible that the total amounts of recognized tax benefits will significantly change in the next twelve months.

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, derivatives, foreign unrealized capital gains tax, foreign currency and the discount accretion/premium amortization of debt securities.

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized Depreciation for Federal Tax Purposes	Net Unrealized Appreciation (Depreciation) for Federal Tax Purposes
Low Volatility Equity Fund	$194,608,593	$26,813,582	$(1,346,059)	$25,467,523
Dividend Income Fund	287,372,662	36,686,494	(2,061,668)	38,748,162
Large-Cap Value Fund	399,816,426	51,742,464	(8,251,408)	43,491,056
Large-Cap Growth Fund	416,883,970	103,529,742	(7,740,692)	95,789,052
Mid-Cap Value Fund	238,023,386	25,997,705	(7,602,890)	18,349,815
Mid-Cap Growth Fund	144,793,315	20,319,693	(2,338,425)	22,658,118
Small-Cap Value Fund	88,113,742	8,362,825	(3,100,461)	5,262,364
Small-Cap Core Fund	28,578,146	3,267,315	(955,224)	2,312,091
Small-Cap Growth Fund	164,338,733	22,518,530	(5,839,230)	16,679,300
Global Low Volatility Equity Fund	32,011,257	4,832,697	(932,952)	5,765,649
Disciplined International Equity Fund	76,704,328	7,376,097	(4,915,719)	12,291,816
Pyrford International Stock Fund	604,525,390	84,363,786	(34,780,437))	49,583,349
LGM Emerging Markets Equity Fund	207,302,061	31,202,680	(11,506,887)	19,695,793
Alternative Strategies Fund	62,569,313	2,350,049	(1,051,304)	3,401,353
Global Long/Short Equity Fund	5,670,823	698,140	(333,070)	1,031,210
Ultra Short Tax-Free Fund	595,015,298	641,873	(373,534)	268,339
Short Tax-Free Fund	172,360,044	937,581	(438,740)	498,801
Short-Term Income Fund	281,934,904	788,478	(1,239,587)	(451,108)
Intermediate Tax-Free Fund	1,678,887,280	48,462,521	(2,358,249)	46,104,273
Strategic Income Fund	96,774,510	1,036,657	(2,539,898)	(1,503,241)
TCH Corporate Income Fund	366,903,154	2,674,139	(6,008,731)	(3,334,592)
TCH Core Plus Bond Fund	1,092,777,253	8,861,324	(18,707,623)	(9,846,299)
High Yield Bond Fund	14,402,105	162,630	(304,041)	(141,411)
Government Money Market Fund	2,951,837,799	—	—	—
Tax-Free Money Market Fund	435,926,216	—	—	—
Prime Money Market Fund	431,311,107	—	—	—
Institutional Prime Money Market Fund	586,694,293	74,902	(9,530)	65,372

Notes to Financial Statements (continued)

The tax character of distributions reported on the Statements of Changes in Net Assets for the years ended August 31, 2018 and August 31, 2017, were as follows:

	2018			2017
Fund	Ordinary Income	Tax-Exempt Income	Long-Term Capital Gains	Ordinary Income	Tax-Exempt Income	Long-Term Capital Gains
Low Volatility Equity Fund	$3,160,478	$—	$3,189,229	$2,603,123	$—	$1,905,554
Dividend Income Fund	5,133,814	—	11,100,034	2,500,532	—	959,489
Large-Cap Value Fund	11,266,495	—	23,620,755	4,510,036	—	2,304,010
Large-Cap Growth Fund	5,872,237	—	14,405,633	1,825,514	—	15,369,764
Mid-Cap Value Fund	5,417,735	—	4,733,501	4,684,525	—	56,396,982
Mid-Cap Growth Fund	3,084,500	—	3,984,417	5,370,941	—	21,512,271
Small-Cap Value Fund	3,505,522	—	1,725,945	3,050,561	—	3,585,078
Small-Cap Core Fund	454,372	—	822,023	168,167	—	124,126
Small-Cap Growth Fund	—	—	14,759,760	—	—	—
Global Low Volatility Equity Fund	1,366,846	—	495,697	1,170,206	—	97,713
Disciplined International Equity Fund	1,534,123	—	—	1,676,485	—	—
Pyrford International Stock Fund	16,810,534	—	—	14,300,415	—	—
LGM Emerging Markets Equity Fund	1,245,393	—	—	957,823	—	—
Alternative Strategies Fund	49,511	—	4,427,483	—	—	—
Global Long/Short Equity Fund	188,423	—	226,026	56,198	—	4,250
Ultra Short Tax-Free Fund	94,095	7,997,980	217,628	2,011	5,640,480	639,708
Short Tax-Free Fund	—	2,927,616	—	11,645	2,531,848	38,121
Short-Term Income Fund	5,064,383	—	—	4,432,458	—	—
Intermediate Tax-Free Fund	—	46,051,482	—	2,084,903	43,607,907	3,410,963
Strategic Income Fund	4,339,645	—	—	3,032,372	—	—
TCH Corporate Income Fund	8,278,452	—	—	7,493,830	—	569,448
TCH Core Plus Bond Fund	32,309,452	—	—	28,160,653	—	—
High Yield Bond Fund	652,504	—	—	2,221,025	—	—
Government Money Market Fund	40,601,282	—	900	13,191,339	—	3,237
Tax-Free Money Market Fund	—	3,674,509	—	20,120	1,920,845	86,463
Prime Money Market Fund	5,929,727	—	111	2,441,514	—	—
Institutional Prime Money Market Fund	6,828,289	—	35	3,084,589	—	—

As of August 31, 2018, the components of distributable earnings on a tax basis are as follows:

Fund	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Foreign Currency, Futures Dividend Payable, and Other Adjustments		Unrealized Appreciation (Depreciation)
Low Volatility Equity Fund	$1,633,663	$—	$9,175,654	$—	$—		$24,206,318
Dividend Income Fund	698,635	—	6,855,034	—	—		36,423,087
Large-Cap Value Fund	4,270,259	—	28,831,046	—		(2)	62,780,627
Large-Cap Growth Fund	11,523,583	—	34,995,341	—		(1)	128,315,113
Mid-Cap Value Fund	2,264,935	—	19,254,357	—	—		26,903,714
Mid-Cap Growth Fund	5,879,806	—	10,955,561	—	—		29,440,371
Small-Cap Value Fund	1,801,630	—	3,047,422	—	—		12,292,900
Small-Cap Core Fund	492,291	—	1,456,896	—	—		4,232,003
Small-Cap Growth Fund	5,124,772	—	13,272,114	—	—		34,011,708
Global Low Volatility Equity Fund	1,069,473	—	4,334,916	—	—		4,363,503
Disciplined International Equity Fund	1,261,906	—	—	(13,743)	4,452		4,151,342
Pyrford International Stock Fund	15,265,819	—	—	(28,544,907)	—		53,469,702
LGM Emerging Markets Equity Fund	3,802,840	—	3,884,420	—	—		24,542,739
Alternative Strategies Fund	—	—	—	—	—		1,644,237
Global Long/Short Equity Fund	50,850	—	—	—	—		863,407
Ultra Short Tax-Free Fund	—	402,644	—	—	422,300		77,988
Short Tax-Free Fund	—	180,366	—	(200,006)	178,355		85,162
Short-Term Income Fund	208,045	—	—	(1,995,755)	180,027		(1,524,397)
Intermediate Tax-Free Fund	—	845,431	—	(9,759,547)	887,982		34,292,244
Strategic Income Fund	—	—	—	(3,065,182)	15,832		(2,121,890)
TCH Corporate Income Fund	704,100	—	439,797	—	278,988		(2,292,980)
TCH Core Plus Bond Fund	255,697	—	—	(7,255,968)	271,744		(9,343,604)
High Yield Bond Fund	—	—	—	(3,114,880)	3,660		(73,733)
Government Money Market Fund	4,112,372	—	200	—	4,112,713		—
Tax-Free Money Market Fund	24,255	342,981	—	—	367,182		—
Prime Money Market Fund	436,537	—	—	—	460,504		—
Institutional Prime Money Market Fund	577,481	—	—	—	561,043		56,099

BMO Funds

At August 31, 2018, the Funds had capital loss carryforwards, which reduce the Funds’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards are not subject to expiration and are as follows:

	Capital Loss Carryforwards
Fund	Short-Term	Long-Term	Total
Disciplined International Equity Fund	$13,743	$—	$13,743
Pyrford International Stock Fund	1,449,091	27,095,816	28,544,907
Short Tax-Free Fund	200,006	—	200,006
Short-Term Income Fund	635,906	1,359,849	1,995,755
Intermediate Tax-Free Fund	9,759,547	—	9,759,547
Strategic Income Fund	—	3,065,182	3,065,182
TCH Core Plus Bond Fund	1,323,964	5,932,004	7,255,968
High Yield Bond Fund	1,140,981	1,973,899	3,114,880

As of August 31, 2018, the following funds had post-October losses, which are deferred until fiscal year 2019 for tax purposes of:

	Post October Losses
Fund	Short-Term	Long-Term
Alternative Strategies Fund	$334,731	$544,222
Global Long/Short Equity Fund	643,800	(528,834)

Net capital losses incurred after October 31, and within the taxable year, are deemed to arise on the first day of the Funds’ next taxable year.

As of August 31, 2018, the Alternative Strategies Fund had qualified late-year ordinary losses of $654,336, which are deferred until fiscal year 2019 for tax purposes. Net late-year losses incurred after December 31, and within the taxable year, are deemed to arise on the first day of the Funds’ next taxable year.

10.	Subsequent Events

Management of the Funds have evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that no subsequent events exist requiring recognition or disclosure in the financial statements.

Shareholder Report Disclosure of Directors’ Approval of Advisory Contracts (Unaudited)

Approval of Subadvisory Agreement for BMO Alternative Strategies Fund

At a meeting held on August 7-8, 2018 (the “Meeting”), the Board of Directors (the “Board”) of BMO Funds, Inc. (the “Corporation”), including the Directors who are not “interested persons” of the Corporation (the “Independent Directors”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered the initial approval of the subadvisory agreement (the “Subadvisory Agreement”) between BMO Asset Management Corp. (the “Adviser”) and BMO Asset Management Limited (formerly, F&C Management Limited) (the “Subadviser”), on behalf of the BMO Alternative Strategies Fund (the “Fund”).

In considering the Subadvisory Agreement, the Board met with management of the Adviser and with representatives from the Subadviser. The Board and the Adviser discussed the multi-manager structure of the Fund and the proposed new global macro strategy and market neutral strategy to be employed by the Subadviser in managing its allocated portions of the Fund’s assets. The Board and the Adviser also discussed the objectives and principal investment strategies of the Fund; the capabilities of the Subadviser’s investment teams, including performance records and capacity; the proposed fee and expense structure; the competitive landscape and the schedule for implementing the new strategies for the Fund. In addition, representatives of the Subadviser described, among other things, their proposed management of the investment strategies to be employed for the Fund, including the proposed portfolio management team’s experience and its investment approach and process. The Board then discussed the product, the investment teams, the nature and quality of services to be provided by the investment teams, and the fees and expenses charged to the Fund. The Board, including the Independent Directors, was satisfied with the capabilities of the Subadviser and the investment teams to adequately manage their allocated portions of the Fund, and the relative fees and expenses.

In addition to evaluating, among other things, the written information provided by the Adviser, the Board also took into account their accumulated experience in working with the Adviser on matters related to the Fund. The Independent Directors also met separately in executive sessions with their independent legal counsel to review and consider the information provided regarding the Subadvisory Agreement.

Based on their review, the Independent Directors and the full Board concluded that it was in the best interests of the Fund to approve the Subadvisory Agreement. In reaching its decision, the Board considered materials relevant to its review of the Subadvisory Agreement, including a copy of the proposed Subadvisory Agreement; the fees proposed to be paid to the Subadviser; information regarding the Fund’s investment strategies and operations; information regarding the Subadviser’s financial condition, personnel, compliance program and operations; and other information provided in response to the requirements of Section 15(c) of the 1940 Act. In their deliberations, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The material factors and conclusions that formed the basis for the Board’s determinations are discussed below.

NOTES

NOTES

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectuses, which contain facts concerning each Fund’s objective and policies, management fees, expenses, and other information.

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free, 1-800-236-FUND (3863) and by accessing the Funds’ Statement of Additional Information, which is available on the Funds’ website at http://www.bmofunds.com and on the SEC’s website at http://www.sec.gov.

Each Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll free, 1-800-236-FUND (3863) and by accessing the SEC’s website at http://www.sec.gov.

Disclosure of Portfolio Holdings

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shares of the BMO Funds are not bank deposits or other obligations of, or issued, endorsed or guaranteed by, BMO Harris Bank, NA, or any of its affiliates. Shares of the BMO Funds, like shares of all mutual funds, are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

PRSRT STD U.S. POSTAGE PAID LANCASTER, PA PERMIT NO. 1793

BMO Funds U.S. Services P.O. Box 55931 Boston, MA 02205-5931

Contact us 1-800-236-FUND (3863) 414-287-8555

Learn more bmofunds.com

BMO Investment Distributors, LLC, Distributor

BMO Asset Management Corp., Investment Adviser

Investment products are: NOT FDIC INSURED — NO BANK GUARANTEE — MAY LOSE VALUE.

© 2019 BMO Financial Corp. (3/19)

BMO Funds	February 28, 2019

Semi-Annual

report

Target Retirement Funds

Target Risk Funds

Notification of electronic delivery of shareholder materials

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your broker/dealer, investment professional, or financial institution. Instead, the reports will be made available online at bmofunds.com/documents, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by calling 1-800-236-FUND (3863), by sending an email request to bmofundsus.services@bmo.com, or by asking your broker/dealer, investment professional, or financial institution.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call the Funds toll-free at 1-800-236-FUND (3863) or send an email request to bmofundsus.services@bmo.com. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Funds.

Financial Information

Expense Example			2

Schedules of Investments:
BMO In-Retirement Fund	4	BMO Target Retirement 2050 Fund	9
BMO Target Retirement 2015 Fund	4	BMO Target Retirement 2055 Fund	10
BMO Target Retirement 2020 Fund	5	BMO Conservative Allocation Fund	10
BMO Target Retirement 2025 Fund	6	BMO Moderate Allocation Fund	11
BMO Target Retirement 2030 Fund	6	BMO Balanced Allocation Fund	12
BMO Target Retirement 2035 Fund	7	BMO Growth Allocation Fund	13
BMO Target Retirement 2040 Fund	8	BMO Aggressive Allocation Fund	13
BMO Target Retirement 2045 Fund	8

Notes to Schedules of Investments			14
Statements of Assets and Liabilities			15
Statements of Operations			18
Statements of Changes in Net Assets			21
Financial Highlights			26
Notes to Financial Statements			36

Not FDIC Insured	No Bank Guarantee	May Lose Value

Expense Example (Unaudited)

For the Six Months Ended February 28, 2019

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period ended February 28, 2019 (9/1/18-2/28/19).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual Expenses			Hypothetical Expenses
Fund	Beginning account value 9/1/18	Ending account value 2/28/19	Expenses paid during period 9/1/18- 2/28/19(1)	Ending account value 2/28/19	Expenses paid during period 9/1/18- 2/28/19(1)	Annualized Expense Ratio(1)
In-Retirement Fund
Investor	$1,000.00	$999.20	$1.64	$1,023.16	$1.66	0.33%
Retirement class R-3	1,000.00	997.00	2.87	1,021.92	2.91	0.58
Retirement class R-6	1,000.00	1,001.60	0.00	1,024.79	0.00	0.00
2015 Fund
Investor	1,000.00	993.80	1.63	1,023.16	1.66	0.33
Retirement class R-3	1,000.00	992.90	2.87	1,021.92	2.91	0.58
Retirement class R-6	1,000.00	996.40	0.00	1,024.79	0.00	0.00
2020 Fund
Investor	1,000.00	986.70	1.63	1,023.16	1.66	0.33
Retirement class R-3	1,000.00	984.40	2.85	1,021.92	2.91	0.58
Retirement class R-6	1,000.00	988.30	0.00	1,024.79	0.00	0.00
2025 Fund
Investor	1,000.00	980.50	1.62	1,023.16	1.66	0.33
Retirement class R-3	1,000.00	979.50	2.85	1,021.92	2.91	0.58
Retirement class R-6	1,000.00	982.30	0.00	1,024.79	0.00	0.00
2030 Fund
Investor	1,000.00	975.80	1.81	1,022.96	1.86	0.37
Retirement class R-3	1,000.00	975.50	3.04	1,021.72	3.11	0.62
Retirement class R-6	1,000.00	978.20	0.00	1,024.79	0.00	0.00
2035 Fund
Investor	1,000.00	972.30	1.81	1,022.96	1.86	0.37
Retirement class R-3	1,000.00	971.70	3.03	1,021.72	3.11	0.62
Retirement class R-6	1,000.00	974.10	0.00	1,024.79	0.00	0.00

2

Expense Example (Unaudited) (continued)

	Actual Expenses			Hypothetical Expenses
Fund	Beginning account value 9/1/18	Ending account value 2/28/19	Expenses paid during period 9/1/18- 2/28/19(1)	Ending account value 2/28/19	Expenses paid during period 9/1/18- 2/28/19(1)	Annualized Expense Ratio(1)
2040 Fund
Investor	$1,000.00	$970.70	$1.76	$1,023.01	$1.81	0.36%
Retirement class R-3	1,000.00	969.50	2.98	1,021.77	3.06	0.61
Retirement class R-6	1,000.00	972.80	0.00	1,024.79	0.00	0.00
2045 Fund
Investor	1,000.00	971.80	1.76	1,023.01	1.81	0.36
Retirement class R-3	1,000.00	969.60	2.98	1,021.77	3.06	0.61
Retirement class R-6	1,000.00	972.80	0.00	1,024.79	0.00	0.00
2050 Fund
Investor	1,000.00	970.50	1.76	1,023.01	1.81	0.36
Retirement class R-3	1,000.00	969.50	2.98	1,021.77	3.06	0.61
Retirement class R-6	1,000.00	972.50	0.00	1,024.79	0.00	0.00
2055 Fund
Investor	1,000.00	969.70	1.76	1,023.01	1.81	0.36
Retirement class R-3	1,000.00	968.60	2.98	1,021.77	3.06	0.61
Retirement class R-6	1,000.00	972.10	0.00	1,024.79	0.00	0.00
Conservative Allocation Fund
Investor	1,000.00	1,000.90	1.64	1,023.16	1.66	0.33
Institutional	1,000.00	1,002.20	0.40	1,024.40	0.40	0.08
Retirement class R-3	1,000.00	998.60	2.87	1,021.92	2.91	0.58
Retirement class R-6	1,000.00	1,002.10	0.00	1,024.79	0.00	0.00
Moderate Allocation Fund
Investor	1,000.00	990.80	1.48	1,023.31	1.51	0.30
Institutional	1,000.00	991.30	0.25	1,024.55	0.25	0.05
Retirement class R-3	1,000.00	988.90	2.71	1,022.07	2.76	0.55
Retirement class R-6	1,000.00	993.30	0.00	1,024.79	0.00	0.00
Balanced Allocation Fund
Investor	1,000.00	979.70	1.62	1,023.16	1.66	0.33
Institutional	1,000.00	981.40	0.39	1,024.40	0.40	0.08
Retirement class R-3	1,000.00	977.90	2.84	1,021.92	2.91	0.58
Retirement class R-6	1,000.00	981.50	0.00	1,024.79	0.00	0.00
Growth Allocation Fund
Investor	1,000.00	969.80	1.47	1,023.31	1.51	0.30
Institutional	1,000.00	971.00	0.24	1,024.55	0.25	0.05
Retirement class R-3	1,000.00	968.10	2.68	1,022.07	2.76	0.55
Retirement class R-6	1,000.00	972.00	0.00	1,024.79	0.00	0.00
Aggressive Allocation Fund
Investor	1,000.00	964.10	1.61	1,023.16	1.66	0.33
Institutional	1,000.00	966.00	0.39	1,024.40	0.40	0.08
Retirement class R-3	1,000.00	961.50	2.82	1,021.92	2.91	0.58
Retirement class R-6	1,000.00	965.00	0.00	1,024.79	0.00	0.00

(1)

Expenses are equal to the Funds’ annualized expense ratios for the period September 1, 2018 through February 28, 2019, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). These expenses and ratios are exclusive of acquired fund fees and expenses.

3

February 28, 2019 (Unaudited)

Schedules of Investments	BMO Funds

In-Retirement Fund

Description	Shares	Value
Mutual Funds — 98.7%

Large-Cap Funds — 16.0%
BMO Dividend Income Fund — Institutional Class (1)	14,543	$207,822
BMO Large-Cap Growth Fund — Class R6 (1)	7,557	131,497
BMO Large-Cap Value Fund — Class R6 (1)	21,420	307,160
BMO Low Volatility Equity Fund — Institutional Class (1)	20,277	297,460
Harbor Capital Appreciation Fund — Retirement Class	1,847	131,521
T Rowe Price Growth Stock Fund — Institutional Class	2,016	130,931
Vanguard Equity Income Fund — Admiral Class	3,448	252,385
Vanguard Institutional Index Fund — Institutional Class	1,165	295,615

Total Large-Cap Funds		1,754,391

Mid-Cap Funds — 3.1%
BMO Mid-Cap Growth Fund — Class R6 (1)	3,598	54,551
BMO Mid-Cap Value Fund — Class R6 (1)	12,546	131,476
Vanguard Mid-Cap Index Fund — Institutional Class	3,524	153,434

Total Mid-Cap Funds		339,461

Small-Cap Funds — 1.2%
BMO Small-Cap Growth Fund — Institutional Class (1)	1,937	32,793
Goldman Sachs Small Cap Value Fund — Institutional Class	1,830	98,424

Total Small-Cap Funds		131,217

International Funds — 9.4%
BMO Disciplined International Equity Fund — Institutional Class (1)	24,775	256,172
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	4,378	65,232
BMO Pyrford International Stock Fund — Class R6 (1)	17,818	225,048
DFA International Small Company Portfolio — Institutional Class	1,864	32,836
Dodge & Cox International Stock Fund — Retail Class	4,691	191,623
MFS International Value Fund — Class R6	6,537	268,350

Total International Funds		1,039,261

Fixed Income Funds — 62.0%
BMO High Yield Bond Fund — Institutional Class (1)	21,525	197,604
BMO TCH Core Plus Bond Fund — Institutional Class (1)	198,722	2,261,461
Federated Institutional High-Yield Bond Fund — Class R6	32,855	318,360
Fidelity Advisor Floating Rate High Income Fund — Institutional Class	34,632	329,699
Metropolitan West Total Return Bond Fund — Plan Class	262,195	2,582,623
TCW Emerging Markets Income Fund — Institutional Class	40,505	328,493
Vanguard Short-Term Inflation-Protected Securities Index Fund — Institutional Class	23,983	581,334

Description	Shares	Value
Mutual Funds (continued)

Fixed Income Funds (continued)
Vanguard Short-Term Investment Grade Fund — Admiral Class	20,871	$219,559

Total Fixed Income Funds		6,819,133

Alternative Funds — 7.0%
BMO Alternative Strategies Fund — Institutional Class (1)(2)	81,919	766,767

Total Mutual Funds (identified cost $9,652,890)		10,850,230

Total Investments — 98.7% (identified cost $9,652,890)		10,850,230
Other Assets and Liabilities — 1.3%		144,772

Total Net Assets — 100.0%		$10,995,002

2015 Fund

Description	Shares	Value
Mutual Funds — 96.7%

Large-Cap Funds — 18.5%
BMO Dividend Income Fund — Institutional Class (1)	2,640	$37,732
BMO Large-Cap Growth Fund — Class R6 (1)	2,289	39,827
BMO Large-Cap Value Fund — Class R6 (1)	5,254	75,338
BMO Low Volatility Equity Fund — Institutional Class (1)	4,906	71,966
Harbor Capital Appreciation Fund — Retirement Class	559	39,825
T Rowe Price Growth Stock Fund — Institutional Class	608	39,517
Vanguard Equity Income Fund — Admiral Class	734	53,706
Vanguard Institutional Index Fund — Institutional Class	311	78,897

Total Large-Cap Funds		436,808

Mid-Cap Funds — 4.0%
BMO Mid-Cap Growth Fund — Class R6 (1)	909	13,787
BMO Mid-Cap Value Fund — Class R6 (1)	3,589	37,609
Vanguard Mid-Cap Index Fund — Institutional Class	1,005	43,754

Total Mid-Cap Funds		95,150

Small-Cap Funds — 1.6%
BMO Small-Cap Growth Fund — Institutional Class (1)	700	11,855
Goldman Sachs Small Cap Value Fund — Institutional Class	476	25,579

Total Small-Cap Funds		37,434

International Funds — 11.6%
BMO Disciplined International Equity Fund — Institutional Class (1)	6,321	65,358
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	1,627	24,250
BMO Pyrford International Stock Fund — Class R6 (1)	4,629	58,459
DFA International Small Company Portfolio — Institutional Class	524	9,236
Dodge & Cox International Stock Fund — Retail Class	1,319	53,874

(See Notes which are an integral part of the Financial Statements)

4

2015 Fund (continued)

Description	Shares	Value
Mutual Funds (continued)

International Funds (continued)
MFS International Value Fund — Class R6	1,491	$61,217

Total International Funds		272,394

Fixed Income Funds — 53.7%
BMO High Yield Bond Fund — Institutional Class (1)	3,777	34,670
BMO TCH Core Plus Bond Fund — Institutional Class (1)	37,966	432,049
Federated Institutional High-Yield Bond Fund — Class R6	6,208	60,153
Fidelity Advisor Floating Rate High Income Fund — Institutional Class	6,544	62,303
Metropolitan West Total Return Bond Fund — Plan Class	51,134	503,675
TCW Emerging Markets Income Fund — Institutional Class	8,019	65,037
Vanguard Short-Term Inflation-Protected Securities Index Fund — Institutional Class	4,494	108,930

Total Fixed Income Funds		1,266,817

Alternative Funds — 7.3%
BMO Alternative Strategies Fund — Institutional Class (1)(2)	18,471	172,890

Total Mutual Funds (identified cost $2,162,706)		2,281,493

Short-Term Investments — 1.0%

Mutual Funds — 1.0%
BMO Institutional Prime Money Market Fund — Premier Class, 2.433% (1)	22,990	22,992

Total Short-Term Investments — 1.0% (identified cost $22,990)		22,992

Total Investments — 97.7% (identified cost $2,185,696)		2,304,485
Other Assets and Liabilities — 2.3%		54,131

Total Net Assets — 100.0%		$2,358,616

2020 Fund

Description	Shares	Value
Mutual Funds — 99.7%

Large-Cap Funds — 27.2%
BMO Dividend Income Fund — Institutional Class (1)	84,269	$1,204,206
BMO Large-Cap Growth Fund — Class R6 (1)	80,891	1,407,512
BMO Large-Cap Value Fund — Class R6 (1)	182,479	2,616,742
BMO Low Volatility Equity Fund — Institutional Class (1)	192,919	2,830,119
Harbor Capital Appreciation Fund — Retirement Class	24,483	1,742,951
T Rowe Price Growth Stock Fund — Institutional Class	26,713	1,735,289
Vanguard Equity Income Fund — Admiral Class	25,673	1,879,247
Vanguard Institutional Index Fund — Institutional Class	18,480	4,687,701

Total Large-Cap Funds		18,103,767

Description	Shares	Value
Mutual Funds (continued)

Mid-Cap Funds — 6.9%
BMO Mid-Cap Growth Fund — Class R6 (1)	79,231	$1,201,148
BMO Mid-Cap Value Fund — Class R6 (1)	153,463	1,608,291
Vanguard Mid-Cap Index Fund — Institutional Class	41,568	1,809,873

Total Mid-Cap Funds		4,619,312

Small-Cap Funds — 2.6%
BMO Small-Cap Growth Fund — Institutional Class (1)	39,490	668,573
Goldman Sachs Small Cap Value Fund — Institutional Class	19,899	1,070,159

Total Small-Cap Funds		1,738,732

International Funds — 16.4%
BMO Disciplined International Equity Fund — Institutional Class (1)	253,439	2,620,552
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	107,138	1,596,361
BMO Pyrford International Stock Fund — Class R6 (1)	224,878	2,840,212
DFA International Small Company Portfolio — Institutional Class	18,998	334,742
Dodge & Cox International Stock Fund — Retail Class	39,841	1,627,508
MFS International Value Fund — Class R6	46,184	1,895,865

Total International Funds		10,915,240

Fixed Income Funds — 40.2%
BMO High Yield Bond Fund — Institutional Class (1)	65,828	604,300
BMO TCH Core Plus Bond Fund — Institutional Class (1)	837,831	9,534,517
Federated Institutional High-Yield Bond Fund — Class R6	117,797	1,141,456
Fidelity Advisor Floating Rate High Income Fund — Institutional Class	127,090	1,209,899
Metropolitan West Total Return Bond Fund — Plan Class	1,140,332	11,232,274
TCW Emerging Markets Income Fund — Institutional Class	123,877	1,004,640
Vanguard Short-Term Inflation-Protected Securities Index Fund — Institutional Class	83,031	2,012,657

Total Fixed Income Funds		26,739,743

Alternative Funds — 6.4%
BMO Alternative Strategies Fund — Institutional Class (1)(2)	450,971	4,221,092

Total Mutual Funds (identified cost $53,359,646)		66,337,886

Total Investments — 99.7% (identified cost $53,359,646)		66,337,886
Other Assets and Liabilities — 0.3%		197,207

Total Net Assets — 100.0%		$66,535,093

(See Notes which are an integral part of the Financial Statements)

5

February 28, 2019 (Unaudited)

Schedules of Investments	BMO Funds

2025 Fund

Description	Shares	Value
Mutual Funds — 98.6%

Large-Cap Funds — 31.5%
BMO Dividend Income Fund — Institutional Class (1)	26,239	$374,952
BMO Large-Cap Growth Fund — Class R6 (1)	43,174	751,226
BMO Large-Cap Value Fund — Class R6 (1)	96,816	1,388,335
BMO Low Volatility Equity Fund — Institutional Class (1)	61,373	900,337
Harbor Capital Appreciation Fund — Retirement Class	16,643	1,184,848
T Rowe Price Growth Stock Fund — Institutional Class	18,162	1,179,792
Vanguard Equity Income Fund — Admiral Class	7,114	520,775
Vanguard Institutional Index Fund — Institutional Class	11,153	2,829,239

Total Large-Cap Funds		9,129,504

Mid-Cap Funds — 9.0%
BMO Mid-Cap Growth Fund — Class R6 (1)	53,138	805,577
BMO Mid-Cap Value Fund — Class R6 (1)	79,940	837,769
Vanguard Mid-Cap Index Fund — Institutional Class	22,565	982,484

Total Mid-Cap Funds		2,625,830

Small-Cap Funds — 3.8%
BMO Small-Cap Growth Fund — Institutional Class (1)	30,644	518,806
Goldman Sachs Small Cap Value Fund — Institutional Class	10,724	576,709

Total Small-Cap Funds		1,095,515

International Funds — 22.4%
BMO Disciplined International Equity Fund — Institutional Class (1)	104,265	1,078,096
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	65,434	974,970
BMO Pyrford International Stock Fund — Class R6 (1)	134,065	1,693,246
DFA International Small Company Portfolio — Institutional Class	11,466	202,034
Dodge & Cox International Stock Fund — Retail Class	34,280	1,400,339
MFS International Value Fund — Class R6	27,791	1,140,817

Total International Funds		6,489,502

Fixed Income Funds — 26.3%
BMO High Yield Bond Fund — Institutional Class (1)	22,070	202,606
BMO TCH Core Plus Bond Fund — Institutional Class (1)	221,278	2,518,143
Federated Institutional High-Yield Bond Fund — Class R6	38,831	376,269
Fidelity Advisor Floating Rate High Income Fund — Institutional Class	42,609	405,640
Metropolitan West Total Return Bond Fund — Plan Class	325,179	3,203,015
TCW Emerging Markets Income Fund — Institutional Class	39,161	317,597

Description	Shares	Value
Mutual Funds (continued)

Fixed Income Funds (continued)
Vanguard Short-Term Inflation-Protected Securities Index Fund — Institutional Class	25,055	$607,320

Total Fixed Income Funds		7,630,590

Alternative Funds — 5.6%
BMO Alternative Strategies Fund — Institutional Class (1)(2)	172,796	1,617,372

Total Mutual Funds (identified cost $26,636,792)		28,588,313

Short-Term Investments — 0.8%

Mutual Funds — 0.8%
BMO Institutional Prime Money Market Fund — Premier Class, 2.433% (1)	216,263	216,284

Total Short-Term Investments — 0.8% (identified cost $216,262)		216,284

Total Investments — 99.4% (identified cost $26,853,054)		28,804,597
Other Assets and Liabilities — 0.6%		176,804

Total Net Assets — 100.0%		$28,981,401

2030 Fund

Description	Shares	Value
Mutual Funds — 98.6%

Large-Cap Funds — 35.3%
BMO Dividend Income Fund — Institutional Class (1)	87,337	$1,248,046
BMO Large-Cap Growth Fund — Class R6 (1)	138,585	2,411,374
BMO Large-Cap Value Fund — Class R6 (1)	342,867	4,916,714
BMO Low Volatility Equity Fund — Institutional Class (1)	214,168	3,141,853
Harbor Capital Appreciation Fund — Retirement Class	57,718	4,108,975
T Rowe Price Growth Stock Fund — Institutional Class	62,976	4,090,913
Vanguard Equity Income Fund — Admiral Class	25,654	1,877,846
Vanguard Institutional Index Fund — Institutional Class	38,692	9,814,985

Total Large-Cap Funds		31,610,706

Mid-Cap Funds — 10.1%
BMO Mid-Cap Growth Fund — Class R6 (1)	187,724	2,845,902
BMO Mid-Cap Value Fund — Class R6 (1)	272,630	2,857,165
Vanguard Mid-Cap Index Fund — Institutional Class	77,954	3,394,091

Total Mid-Cap Funds		9,097,158

Small-Cap Funds — 4.2%
BMO Small-Cap Growth Fund — Institutional Class (1)	110,517	1,871,042
Goldman Sachs Small Cap Value Fund — Institutional Class	34,803	1,871,715

Total Small-Cap Funds		3,742,757

(See Notes which are an integral part of the Financial Statements)

6

2030 Fund (continued)

Description	Shares	Value
Mutual Funds (continued)

International Funds — 25.1%
BMO Disciplined International Equity Fund — Institutional Class (1)	350,583	$3,625,030
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	231,968	3,456,326
BMO Pyrford International Stock Fund — Class R6 (1)	464,565	5,867,450
DFA International Small Company Portfolio — Institutional Class	45,558	802,739
Dodge & Cox International Stock Fund — Retail Class	119,714	4,890,295
MFS International Value Fund — Class R6	93,040	3,819,300

Total International Funds		22,461,140

Fixed Income Funds — 18.7%
BMO High Yield Bond Fund — Institutional Class (1)	48,724	447,290
BMO TCH Core Plus Bond Fund — Institutional Class (1)	479,521	5,456,952
Federated Institutional High-Yield Bond Fund — Class R6	73,856	715,662
Fidelity Advisor Floating Rate High Income Fund — Institutional Class	94,067	895,521
Metropolitan West Total Return Bond Fund — Plan Class	760,570	7,491,614
TCW Emerging Markets Income Fund — Institutional Class	77,024	624,662
Vanguard Short-Term Inflation-Protected Securities Index Fund — Institutional Class	47,937	1,161,984

Total Fixed Income Funds		16,793,685

Alternative Funds — 5.2%
BMO Alternative Strategies Fund — Institutional Class (1)(2)	495,916	4,641,773

Total Mutual Funds (identified cost $66,924,080)		88,347,219

Short-Term Investments — 0.7%

Mutual Funds — 0.7%
BMO Institutional Prime Money Market Fund — Premier Class, 2.433% (1)	668,334	668,401

Total Short-Term Investments — 0.7% (identified cost $668,293)		668,401

Total Investments — 99.3% (identified cost $67,592,373)		89,015,620
Other Assets and Liabilities — 0.7%		599,107

Total Net Assets — 100.0%		$89,614,727

2035 Fund

Description	Shares	Value
Mutual Funds — 98.1%

Large-Cap Funds — 38.4%
BMO Dividend Income Fund — Institutional Class (1)	17,291	$247,088
BMO Large-Cap Growth Fund — Class R6 (1)	27,630	480,756
BMO Large-Cap Value Fund — Class R6 (1)	67,869	973,248

Description	Shares	Value
Mutual Funds (continued)

Large-Cap Funds (continued)
BMO Low Volatility Equity Fund — Institutional Class (1)	43,053	$631,585
Harbor Capital Appreciation Fund — Retirement Class	11,876	845,420
T Rowe Price Growth Stock Fund — Institutional Class	12,914	838,907
Vanguard Equity Income Fund — Admiral Class	5,185	379,572
Vanguard Institutional Index Fund — Institutional Class	7,855	1,992,688

Total Large-Cap Funds		6,389,264

Mid-Cap Funds — 11.0%
BMO Mid-Cap Growth Fund — Class R6 (1)	37,988	575,899
BMO Mid-Cap Value Fund — Class R6 (1)	56,408	591,154
Vanguard Mid-Cap Index Fund — Institutional Class	15,148	659,547

Total Mid-Cap Funds		1,826,600

Small-Cap Funds — 4.5%
BMO Small-Cap Growth Fund — Institutional Class (1)	22,182	375,551
Goldman Sachs Small Cap Value Fund — Institutional Class	6,996	376,230

Total Small-Cap Funds		751,781

International Funds — 27.3%
BMO Disciplined International Equity Fund — Institutional Class (1)	69,868	722,430
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	47,915	713,930
BMO Pyrford International Stock Fund — Class R6 (1)	93,935	1,186,404
DFA International Small Company Portfolio — Institutional Class	9,381	165,300
Dodge & Cox International Stock Fund — Retail Class	24,314	993,245
MFS International Value Fund — Class R6	18,394	755,053

Total International Funds		4,536,362

Fixed Income Funds — 12.3%
BMO High Yield Bond Fund — Institutional Class (1)	5,408	49,645
BMO TCH Core Plus Bond Fund — Institutional Class (1)	59,502	677,138
Federated Institutional High-Yield Bond Fund — Class R6	6,838	66,257
Fidelity Advisor Floating Rate High Income Fund — Institutional Class	8,709	82,912
Metropolitan West Total Return Bond Fund — Plan Class	100,487	989,797
TCW Emerging Markets Income Fund — Institutional Class	8,173	66,283
Vanguard Short-Term Inflation-Protected Securities Index Fund — Institutional Class	4,772	115,663

Total Fixed Income Funds		2,047,695

Alternative Funds — 4.6%
BMO Alternative Strategies Fund — Institutional Class (1)(2)	80,894	757,168

Total Mutual Funds (identified cost $14,715,948)		16,308,870

(See Notes which are an integral part of the Financial Statements)

7

February 28, 2019 (Unaudited)

Schedules of Investments	BMO Funds

2035 Fund (continued)

Description	Shares	Value
Short-Term Investments — 1.0%

Mutual Funds — 1.0%
BMO Institutional Prime Money Market Fund — Premier Class, 2.433% (1)	165,132	$165,148

Total Short-Term Investments — 1.0% (identified cost $165,119)		165,148

Total Investments — 99.1% (identified cost $14,881,067)		16,474,018
Other Assets and Liabilities — 0.9%		148,325

Total Net Assets — 100.0%		$16,622,343

2040 Fund

Description	Shares	Value
Mutual Funds — 98.0%

Large-Cap Funds — 40.3%
BMO Dividend Income Fund — Institutional Class (1)	51,080	$729,928
BMO Large-Cap Growth Fund — Class R6 (1)	93,059	1,619,233
BMO Large-Cap Value Fund — Class R6 (1)	226,054	3,241,624
BMO Low Volatility Equity Fund — Institutional Class (1)	143,156	2,100,094
Harbor Capital Appreciation Fund — Retirement Class	39,628	2,821,092
T Rowe Price Growth Stock Fund — Institutional Class	43,238	2,808,731
Vanguard Equity Income Fund — Admiral Class	17,147	1,255,191
Vanguard Institutional Index Fund — Institutional Class	26,333	6,679,812

Total Large-Cap Funds		21,255,705

Mid-Cap Funds — 11.5%
BMO Mid-Cap Growth Fund — Class R6 (1)	120,081	1,820,427
BMO Mid-Cap Value Fund — Class R6 (1)	179,384	1,879,942
Vanguard Mid-Cap Index Fund — Institutional Class	53,989	2,350,699

Total Mid-Cap Funds		6,051,068

Small-Cap Funds — 4.7%
BMO Small-Cap Growth Fund — Institutional Class (1)	73,863	1,250,497
Goldman Sachs Small Cap Value Fund — Institutional Class	23,262	1,251,016

Total Small-Cap Funds		2,501,513

International Funds — 28.6%
BMO Disciplined International Equity Fund — Institutional Class (1)	230,175	2,380,009
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	163,489	2,435,983
BMO Pyrford International Stock Fund — Class R6 (1)	309,830	3,913,154
DFA International Small Company Portfolio — Institutional Class	32,569	573,855
Dodge & Cox International Stock Fund — Retail Class	80,237	3,277,696

Description	Shares	Value
Mutual Funds (continued)

International Funds (continued)
MFS International Value Fund — Class R6	60,781	$2,495,059

Total International Funds		15,075,756

Fixed Income Funds — 8.7%
BMO High Yield Bond Fund — Institutional Class (1)	11,399	104,644
BMO TCH Core Plus Bond Fund — Institutional Class (1)	124,130	1,412,599
Federated Institutional High-Yield Bond Fund — Class R6	21,598	209,288
Fidelity Advisor Floating Rate High Income Fund — Institutional Class	22,007	209,510
Metropolitan West Total Return Bond Fund — Plan Class	231,936	2,284,571
TCW Emerging Markets Income Fund — Institutional Class	19,307	156,578
Vanguard Short-Term Inflation-Protected Securities Index Fund — Institutional Class	8,627	209,109

Total Fixed Income Funds		4,586,299

Alternative Funds — 4.2%
BMO Alternative Strategies Fund — Institutional Class (1)(2)	234,272	2,192,785

Total Mutual Funds (identified cost $37,036,319)		51,663,126

Short-Term Investments — 0.4%

Mutual Funds — 0.4%
BMO Institutional Prime Money Market Fund — Premier Class, 2.433% (1)	187,882	187,901

Total Short-Term Investments — 0.4% (identified cost $187,851)		187,901

Total Investments — 98.4% (identified cost $37,224,170)		51,851,027
Other Assets and Liabilities — 1.6%		868,742

Total Net Assets — 100.0%		$52,719,769

2045 Fund

Description	Shares	Value
Mutual Funds — 98.0%

Large-Cap Funds — 40.8%
BMO Dividend Income Fund — Institutional Class (1)	11,581	$165,497
BMO Large-Cap Growth Fund — Class R6 (1)	21,196	368,801
BMO Large-Cap Value Fund — Class R6 (1)	52,007	745,785
BMO Low Volatility Equity Fund — Institutional Class (1)	32,522	477,104
Harbor Capital Appreciation Fund — Retirement Class	9,191	654,290
T Rowe Price Growth Stock Fund — Institutional Class	9,995	649,251
Vanguard Equity Income Fund — Admiral Class	3,883	284,237
Vanguard Institutional Index Fund — Institutional Class	6,010	1,524,563

Total Large-Cap Funds		4,869,528

(See Notes which are an integral part of the Financial Statements)

8

2045 Fund (continued)

Description	Shares	Value
Mutual Funds (continued)

Mid-Cap Funds — 11.6%
BMO Mid-Cap Growth Fund — Class R6 (1)	28,040	$425,088
BMO Mid-Cap Value Fund — Class R6 (1)	40,480	424,228
Vanguard Mid-Cap Index Fund — Institutional Class	12,229	532,474

Total Mid-Cap Funds		1,381,790

Small-Cap Funds — 4.9%
BMO Small-Cap Growth Fund — Institutional Class (1)	17,302	292,922
Goldman Sachs Small Cap Value Fund — Institutional Class	5,457	293,469

Total Small-Cap Funds		586,391

International Funds — 28.8%
BMO Disciplined International Equity Fund — Institutional Class (1)	52,191	539,653
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	38,291	570,538
BMO Pyrford International Stock Fund — Class R6 (1)	70,969	896,341
DFA International Small Company Portfolio — Institutional Class	8,079	142,351
Dodge & Cox International Stock Fund — Retail Class	18,555	757,947
MFS International Value Fund — Class R6	13,142	539,493

Total International Funds		3,446,323

Fixed Income Funds — 8.4%
BMO High Yield Bond Fund — Institutional Class (1)	2,587	23,751
BMO TCH Core Plus Bond Fund — Institutional Class (1)	29,161	331,858
Federated Institutional High-Yield Bond Fund — Class R6	3,680	35,661
Fidelity Advisor Floating Rate High Income Fund — Institutional Class	3,750	35,700
Metropolitan West Total Return Bond Fund — Plan Class	51,440	506,687
TCW Emerging Markets Income Fund — Institutional Class	2,933	23,783
Vanguard Short-Term Inflation-Protected Securities Index Fund — Institutional Class	1,957	47,431

Total Fixed Income Funds		1,004,871

Alternative Funds — 3.5%
BMO Alternative Strategies Fund — Institutional Class (1)(2)	44,171	413,437

Total Mutual Funds (identified cost $10,711,205)		11,702,340

Short-Term Investments — 1.1%

Mutual Funds — 1.1%
BMO Institutional Prime Money Market Fund — Premier Class, 2.433% (1)	131,962	131,975

Total Short-Term Investments — 1.1% (identified cost $131,956)		131,975

Total Investments — 99.1% (identified cost $10,843,161)		11,834,315
Other Assets and Liabilities — 0.9%		113,247

Total Net Assets — 100.0%		$11,947,562

2050 Fund

Description	Shares	Value
Mutual Funds — 98.4%

Large-Cap Funds — 40.9%
BMO Dividend Income Fund — Institutional Class (1)	39,866	$569,681
BMO Large-Cap Growth Fund — Class R6 (1)	72,631	1,263,779
BMO Large-Cap Value Fund — Class R6 (1)	179,270	2,570,734
BMO Low Volatility Equity Fund — Institutional Class (1)	111,727	1,639,038
Harbor Capital Appreciation Fund — Retirement Class	31,501	2,242,541
T Rowe Price Growth Stock Fund — Institutional Class	34,370	2,232,670
Vanguard Equity Income Fund — Admiral Class	13,383	979,617
Vanguard Institutional Index Fund — Institutional Class	20,712	5,253,999

Total Large-Cap Funds		16,752,059

Mid-Cap Funds — 11.6%
BMO Mid-Cap Growth Fund — Class R6 (1)	96,400	1,461,427
BMO Mid-Cap Value Fund — Class R6 (1)	140,001	1,467,207
Vanguard Mid-Cap Index Fund — Institutional Class	42,137	1,834,657

Total Mid-Cap Funds		4,763,291

Small-Cap Funds — 5.0%
BMO Small-Cap Growth Fund — Institutional Class (1)	60,051	1,016,660
Goldman Sachs Small Cap Value Fund — Institutional Class	18,912	1,017,073

Total Small-Cap Funds		2,033,733

International Funds — 29.0%
BMO Disciplined International Equity Fund — Institutional Class (1)	179,640	1,857,479
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	133,025	1,982,073
BMO Pyrford International Stock Fund — Class R6 (1)	245,028	3,094,699
DFA International Small Company Portfolio — Institutional Class	27,728	488,572
Dodge & Cox International Stock Fund — Retail Class	63,619	2,598,830
MFS International Value Fund — Class R6	45,449	1,865,692

Total International Funds		11,887,345

Fixed Income Funds — 8.4%
BMO High Yield Bond Fund — Institutional Class (1)	8,897	81,670
BMO TCH Core Plus Bond Fund — Institutional Class (1)	100,462	1,143,261
Federated Institutional High-Yield Bond Fund — Class R6	12,642	122,505
Fidelity Advisor Floating Rate High Income Fund — Institutional Class	12,882	122,635
Metropolitan West Total Return Bond Fund — Plan Class	176,879	1,742,259
TCW Emerging Markets Income Fund — Institutional Class	10,045	81,469

(See Notes which are an integral part of the Financial Statements)

9

February 28, 2019 (Unaudited)

Schedules of Investments	BMO Funds

2050 Fund (continued)

Description	Shares	Value
Mutual Funds (continued)

Fixed Income Funds (continued)
Vanguard Short-Term Inflation-Protected Securities Index Fund — Institutional Class	6,733	$163,199

Total Fixed Income Funds		3,456,998

Alternative Funds — 3.5%
BMO Alternative Strategies Fund — Institutional Class (1)(2)	152,367	1,426,159

Total Mutual Funds (identified cost $30,031,316)		40,319,585

Short-Term Investments — 0.6%

Mutual Funds — 0.6%
BMO Institutional Prime Money Market Fund — Premier Class, 2.433% (1)	244,123	244,147

Total Short-Term Investments — 0.6% (identified cost $244,092)		244,147

Total Investments — 99.0% (identified cost $30,275,408)		40,563,732
Other Assets and Liabilities — 1.0%		406,568

Total Net Assets — 100.0%		$40,970,300

2055 Fund

Description	Shares	Value
Mutual Funds — 97.5%

Large-Cap Funds — 40.6%
BMO Dividend Income Fund — Institutional Class (1)	12,738	$182,031
BMO Large-Cap Growth Fund — Class R6 (1)	23,313	405,640
BMO Large-Cap Value Fund — Class R6 (1)	57,203	820,295
BMO Low Volatility Equity Fund — Institutional Class (1)	35,771	524,766
Harbor Capital Appreciation Fund — Retirement Class	10,109	719,634
T Rowe Price Growth Stock Fund — Institutional Class	10,993	714,096
Vanguard Equity Income Fund — Admiral Class	4,271	312,635
Vanguard Institutional Index Fund — Institutional Class	6,611	1,676,869

Total Large-Cap Funds		5,355,966

Mid-Cap Funds — 11.5%
BMO Mid-Cap Growth Fund — Class R6 (1)	30,842	467,560
BMO Mid-Cap Value Fund — Class R6 (1)	44,525	466,620
Vanguard Mid-Cap Index Fund — Institutional Class	13,451	585,678

Total Mid-Cap Funds		1,519,858

Small-Cap Funds — 4.9%
BMO Small-Cap Growth Fund — Institutional Class (1)	19,033	322,219
Goldman Sachs Small Cap Value Fund — Institutional Class	6,002	322,796

Total Small-Cap Funds		645,015

Description	Shares	Value
Mutual Funds (continued)

International Funds — 28.7%
BMO Disciplined International Equity Fund — Institutional Class (1)	57,404	$593,561
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	42,120	627,586
BMO Pyrford International Stock Fund — Class R6 (1)	78,059	985,880
DFA International Small Company Portfolio — Institutional Class	8,886	156,569
Dodge & Cox International Stock Fund — Retail Class	20,407	833,648
MFS International Value Fund — Class R6	14,455	593,388

Total International Funds		3,790,632

Fixed Income Funds — 8.4%
BMO High Yield Bond Fund — Institutional Class (1)	2,846	26,124
BMO TCH Core Plus Bond Fund — Institutional Class (1)	32,075	365,010
Federated Institutional High-Yield Bond Fund — Class R6	4,048	39,224
Fidelity Advisor Floating Rate High Income Fund — Institutional Class	4,125	39,266
Metropolitan West Total Return Bond Fund — Plan Class	56,579	557,306
TCW Emerging Markets Income Fund — Institutional Class	3,225	26,159
Vanguard Short-Term Inflation-Protected Securities Index Fund — Institutional Class	2,152	52,169

Total Fixed Income Funds		1,105,258

Alternative Funds — 3.4%
BMO Alternative Strategies Fund — Institutional Class (1)(2)	48,583	454,740

Total Mutual Funds (identified cost $11,931,635)		12,871,469

Short-Term Investments — 1.0%

Mutual Funds — 1.0%
BMO Institutional Prime Money Market Fund — Premier Class, 2.433% (1)	129,988	130,001

Total Short-Term Investments — 1.0% (identified cost $129,979)		130,001

Total Investments — 98.5% (identified cost $12,061,614)		13,001,470
Other Assets and Liabilities — 1.5%		202,974

Total Net Assets — 100.0%		$13,204,444

Conservative Allocation Fund

Description	Shares	Value
Mutual Funds — 95.7%

Large-Cap Funds — 12.5%
BMO Dividend Income Fund — Institutional Class (1)	18,599	$265,785
BMO Large-Cap Growth Fund — Class R6 (1)	44,253	770,002
BMO Large-Cap Value Fund — Class R6 (1)	56,797	814,475
BMO Low Volatility Equity Fund — Institutional Class (1)	33,600	492,918
Dodge & Cox Stock Fund — Retail Class	1,740	332,356

(See Notes which are an integral part of the Financial Statements)

10

Conservative Allocation Fund (continued)

Description	Shares	Value
Mutual Funds (continued)

Large-Cap Funds (continued)
Harbor Capital Appreciation Fund — Retirement Class	4,291	$305,457
T Rowe Price Growth Stock Fund — Institutional Class	4,133	268,456
Vanguard Institutional Index Fund — Institutional Class	6,210	1,575,218

Total Large-Cap Funds		4,824,667

Mid-Cap Funds — 1.3%
BMO Mid-Cap Growth Fund — Class R6 (1)	9,415	142,725
BMO Mid-Cap Value Fund — Class R6 (1)	13,612	142,651
Vanguard Mid-Cap Index Fund — Institutional Class	4,705	204,862

Total Mid-Cap Funds		490,238

Small-Cap Funds — 1.1%
BMO Small-Cap Growth Fund — Institutional Class (1)	12,761	216,046
BMO Small-Cap Value Fund — Class R6 (1)	9,772	123,318
Goldman Sachs Small Cap Value Fund — Institutional Class	1,720	92,518

Total Small-Cap Funds		431,882

International Funds — 6.5%
BMO Disciplined International Equity Fund — Institutional Class (1)	44,443	459,542
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	14,079	209,778
BMO Pyrford International Stock Fund — Class R6 (1)	35,892	453,313
Dodge & Cox International Stock Fund — Retail Class	12,643	516,486
MFS International Value Fund — Class R6	11,836	485,863
T Rowe Price International Discovery Fund — Institutional Class	4,376	269,225
Vanguard Emerging Markets Stock Index Fund — Admiral Class	3,846	133,432

Total International Funds		2,527,639

Fixed Income Funds — 63.8%
BMO TCH Core Plus Bond Fund — Institutional Class (1)	739,052	8,410,415
Federated Institutional High-Yield Bond Fund — Class R6	45,491	440,808
Metropolitan West Total Return Bond Fund — Plan Class	943,422	9,292,707
TCW Emerging Markets Income Fund — Institutional Class	271,297	2,200,218
Vanguard Total Bond Market Index Fund — Institutional Class	410,473	4,309,963

Total Fixed Income Funds		24,654,111

Alternative Funds — 10.5%
BMO Alternative Strategies Fund — Institutional Class (1)(2)	432,856	4,051,528

Total Mutual Funds (identified cost $33,062,025)		36,980,065

Description	Shares	Value
Short-Term Investments — 4.0%

Mutual Funds — 4.0%
BMO Institutional Prime Money Market Fund — Premier Class, 2.433% (1)	1,551,753	$1,551,908

Total Short-Term Investments — 4.0% (identified cost $1,551,845)		1,551,908

Total Investments — 99.7% (identified cost $34,613,870)		38,531,973
Other Assets and Liabilities — 0.3%		108,764

Total Net Assets — 100.0%		$38,640,737

Moderate Allocation Fund

Description	Shares	Value
Mutual Funds — 96.7%

Large-Cap Funds — 24.4%
BMO Dividend Income Fund — Institutional Class (1)	65,352	$933,878
BMO Large-Cap Growth Fund — Class R6 (1)	155,663	2,708,542
BMO Large-Cap Value Fund — Class R6 (1)	200,199	2,870,850
BMO Low Volatility Equity Fund — Institutional Class (1)	118,158	1,733,382
Dodge & Cox Stock Fund — Retail Class	6,162	1,176,855
Harbor Capital Appreciation Fund — Retirement Class	15,148	1,078,394
T Rowe Price Growth Stock Fund — Institutional Class	14,636	950,734
Vanguard Institutional Index Fund — Institutional Class	21,836	5,539,210

Total Large-Cap Funds		16,991,845

Mid-Cap Funds — 2.5%
BMO Mid-Cap Growth Fund — Class R6 (1)	32,933	499,269
BMO Mid-Cap Value Fund — Class R6 (1)	47,612	498,980
Vanguard Mid-Cap Index Fund — Institutional Class	16,507	718,701

Total Mid-Cap Funds		1,716,950

Small-Cap Funds — 2.2%
BMO Small-Cap Growth Fund — Institutional Class (1)	45,279	766,567
BMO Small-Cap Value Fund — Class R6 (1)	33,954	428,501
Goldman Sachs Small Cap Value Fund — Institutional Class	6,010	323,231

Total Small-Cap Funds		1,518,299

International Funds — 12.7%
BMO Disciplined International Equity Fund — Institutional Class (1)	156,622	1,619,474
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	48,995	730,030
BMO Pyrford International Stock Fund — Class R6 (1)	125,854	1,589,533
Dodge & Cox International Stock Fund — Retail Class	44,546	1,819,692
MFS International Value Fund — Class R6	41,618	1,708,410
T Rowe Price International Discovery Fund — Institutional Class	15,495	953,402

(See Notes which are an integral part of the Financial Statements)

11

February 28, 2019 (Unaudited)

Schedules of Investments	BMO Funds

Moderate Allocation Fund (continued)

Description	Shares	Value
Mutual Funds (continued)

International Funds (continued)
Vanguard Emerging Markets Stock Index Fund — Admiral Class	13,621	$472,526

Total International Funds		8,893,067

Fixed Income Funds — 46.4%
BMO TCH Core Plus Bond Fund — Institutional Class (1)	970,106	11,039,804
Federated Institutional High-Yield Bond Fund — Class R6	59,648	577,984
Metropolitan West Total Return Bond Fund — Plan Class	1,238,642	12,200,626
TCW Emerging Markets Income Fund — Institutional Class	356,830	2,893,894
Vanguard Total Bond Market Index Fund — Institutional Class	539,121	5,660,768

Total Fixed Income Funds		32,373,076

Alternative Funds — 8.5%
BMO Alternative Strategies Fund — Institutional Class (1)(2)	631,234	5,908,349

Total Mutual Funds (identified cost $56,530,141)		67,401,586

Short-Term Investments — 4.1%

Mutual Funds — 4.1%
BMO Institutional Prime Money Market Fund — Premier Class, 2.433% (1)	2,883,232	2,883,521

Total Short-Term Investments — 4.1% (identified cost $2,883,385)		2,883,521

Total Investments — 100.8% (identified cost $59,413,526)		70,285,107
Other Assets and Liabilities — (0.8)%		(536,013)

Total Net Assets — 100.0%		$69,749,094

Balanced Allocation Fund

Description	Shares	Value
Mutual Funds — 96.4%

Large-Cap Funds — 35.7%
BMO Dividend Income Fund — Institutional Class (1)	437,887	$6,257,406
BMO Large-Cap Growth Fund — Class R6 (1)	1,046,718	18,212,892
BMO Large-Cap Value Fund — Class R6 (1)	1,345,464	19,293,953
BMO Low Volatility Equity Fund — Institutional Class (1)	793,455	11,639,994
Dodge & Cox Stock Fund — Retail Class	41,321	7,892,341
Harbor Capital Appreciation Fund — Retirement Class	101,806	7,247,575
T Rowe Price Growth Stock Fund — Institutional Class	98,361	6,389,509
Vanguard Institutional Index Fund — Institutional Class	146,590	37,185,478

Total Large-Cap Funds		114,119,148

Mid-Cap Funds — 3.6%
BMO Mid-Cap Growth Fund — Class R6 (1)	222,584	3,374,375

Description	Shares	Value
Mutual Funds (continued)

Mid-Cap Funds (continued)
BMO Mid-Cap Value Fund — Class R6 (1)	321,790	$3,372,361
Vanguard Mid-Cap Index Fund — Institutional Class	110,937	4,830,180

Total Mid-Cap Funds		11,576,916

Small-Cap Funds — 3.2%
BMO Small-Cap Growth Fund — Institutional Class (1)	303,747	5,142,436
BMO Small-Cap Value Fund — Class R6 (1)	228,941	2,889,243
Goldman Sachs Small Cap Value Fund — Institutional Class	40,604	2,183,670

Total Small-Cap Funds		10,215,349

International Funds — 18.7%
BMO Disciplined International Equity Fund — Institutional Class (1)	1,052,049	10,878,188
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	330,530	4,924,891
BMO Pyrford International Stock Fund — Class R6 (1)	846,245	10,688,074
Dodge & Cox International Stock Fund — Retail Class	298,682	12,201,183
MFS International Value Fund — Class R6	279,461	11,471,862
T Rowe Price International Discovery Fund — Institutional Class	104,134	6,407,383
Vanguard Emerging Markets Stock Index Fund — Admiral Class	91,543	3,175,615

Total International Funds		59,747,196

Fixed Income Funds — 28.1%
BMO TCH Core Plus Bond Fund — Institutional Class (1)	2,693,300	30,649,751
Federated Institutional High-Yield Bond Fund — Class R6	166,215	1,610,622
Metropolitan West Total Return Bond Fund — Plan Class	3,436,089	33,845,481
TCW Emerging Markets Income Fund — Institutional Class	989,525	8,025,043
Vanguard Total Bond Market Index Fund — Institutional Class	1,495,970	15,707,687

Total Fixed Income Funds		89,838,584

Alternative Funds — 7.1%
BMO Alternative Strategies Fund — Institutional Class (1)(2)	2,403,979	22,501,245

Total Mutual Funds (identified cost $240,033,226)		307,998,438

Short-Term Investments — 4.0%

Mutual Funds — 4.0%
BMO Institutional Prime Money Market Fund — Premier Class, 2.433% (1)	12,708,122	12,709,393

Total Short-Term Investments — 4.0% (identified cost $12,708,788)		12,709,393

Total Investments — 100.4% (identified cost $252,742,014)		320,707,831
Other Assets and Liabilities — (0.4)%		(1,174,439)

Total Net Assets — 100.0%		$319,533,392

(See Notes which are an integral part of the Financial Statements)

12

Growth Allocation Fund

Description	Shares	Value
Mutual Funds — 95.9%

Large-Cap Funds — 47.2%
BMO Dividend Income Fund — Institutional Class (1)	216,131	$3,088,520
BMO Large-Cap Growth Fund — Class R6 (1)	514,923	8,959,654
BMO Large-Cap Value Fund — Class R6 (1)	664,650	9,531,075
BMO Low Volatility Equity Fund — Institutional Class (1)	391,283	5,740,126
Dodge & Cox Stock Fund — Retail Class	20,401	3,896,668
Harbor Capital Appreciation Fund — Retirement Class	50,184	3,572,603
T Rowe Price Growth Stock Fund — Institutional Class	48,715	3,164,503
Vanguard Institutional Index Fund — Institutional Class	72,416	18,369,729

Total Large-Cap Funds		56,322,878

Mid-Cap Funds — 4.7%
BMO Mid-Cap Growth Fund — Class R6 (1)	109,064	1,653,408
BMO Mid-Cap Value Fund — Class R6 (1)	158,418	1,660,220
Vanguard Mid-Cap Index Fund — Institutional Class	54,331	2,365,601

Total Mid-Cap Funds		5,679,229

Small-Cap Funds — 4.2%
BMO Small-Cap Growth Fund — Institutional Class (1)	149,221	2,526,306
BMO Small-Cap Value Fund — Class R6 (1)	113,518	1,432,604
Goldman Sachs Small Cap Value Fund — Institutional Class	19,951	1,072,962

Total Small-Cap Funds		5,031,872

International Funds — 24.8%
BMO Disciplined International Equity Fund — Institutional Class (1)	520,715	5,384,189
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	163,896	2,442,052
BMO Pyrford International Stock Fund — Class R6 (1)	420,691	5,313,326
Dodge & Cox International Stock Fund — Retail Class	147,575	6,028,450
MFS International Value Fund — Class R6	139,038	5,707,527
T Rowe Price International Discovery Fund — Institutional Class	51,480	3,167,554
Vanguard Emerging Markets Stock Index Fund — Admiral Class	45,483	1,577,804

Total International Funds		29,620,902

Fixed Income Funds — 9.4%
BMO TCH Core Plus Bond Fund — Institutional Class (1)	337,561	3,841,451
Federated Institutional High-Yield Bond Fund — Class R6	20,995	203,442
Metropolitan West Total Return Bond Fund — Plan Class	428,765	4,223,331
TCW Emerging Markets Income Fund — Institutional Class	123,642	1,002,736

Description	Shares	Value
Mutual Funds (continued)

Fixed Income Funds (continued)
Vanguard Total Bond Market Index Fund — Institutional Class	187,875	$1,972,684

Total Fixed Income Funds		11,243,644

Alternative Funds — 5.6%
BMO Alternative Strategies Fund — Institutional Class (1)(2)	714,429	6,687,051

Total Mutual Funds (identified cost $84,664,509)		114,585,576

Short-Term Investments — 3.5%

Mutual Funds — 3.5%
BMO Institutional Prime Money Market Fund — Premier Class, 2.433% (1)	4,122,401	4,122,813

Total Short-Term Investments — 3.5% (identified cost $4,122,608)		4,122,813

Total Investments — 99.4% (identified cost $88,787,117)		118,708,389
Other Assets and Liabilities — 0.6%		714,333

Total Net Assets — 100.0%		$119,422,722

Aggressive Allocation Fund

Description	Shares	Value
Mutual Funds — 98.9%

Large-Cap Funds — 57.3%
BMO Dividend Income Fund — Institutional Class (1)	377,432	$5,393,500
BMO Large-Cap Growth Fund — Class R6 (1)	899,036	15,643,230
BMO Large-Cap Value Fund — Class R6 (1)	1,160,253	16,638,029
BMO Low Volatility Equity Fund — Institutional Class (1)	684,011	10,034,444
Dodge & Cox Stock Fund — Retail Class	35,618	6,803,018
Harbor Capital Appreciation Fund — Retirement Class	87,478	6,227,545
T Rowe Price Growth Stock Fund — Institutional Class	84,938	5,517,561
Vanguard Institutional Index Fund — Institutional Class	126,475	32,082,925

Total Large-Cap Funds		98,340,252

Mid-Cap Funds — 5.8%
BMO Mid-Cap Growth Fund — Class R6 (1)	191,530	2,903,598
BMO Mid-Cap Value Fund — Class R6 (1)	278,189	2,915,416
Vanguard Mid-Cap Index Fund — Institutional Class	95,347	4,151,389

Total Mid-Cap Funds		9,970,403

Small-Cap Funds — 5.1%
BMO Small-Cap Growth Fund — Institutional Class (1)	260,753	4,414,547
BMO Small-Cap Value Fund — Class R6 (1)	196,950	2,485,513
Goldman Sachs Small Cap Value Fund — Institutional Class	35,013	1,882,999

Total Small-Cap Funds		8,783,059

(See Notes which are an integral part of the Financial Statements)

13

February 28, 2019 (Unaudited)

Schedules of Investments	BMO Funds

Aggressive Allocation Fund (continued)

Description	Shares	Value
Mutual Funds (continued)

International Funds — 30.2%
BMO Disciplined International Equity Fund — Institutional Class (1)	909,451	$9,403,728
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	285,618	4,255,714
BMO Pyrford International Stock Fund — Class R6 (1)	733,264	9,261,119
Dodge & Cox International Stock Fund — Retail Class	257,629	10,524,121
MFS International Value Fund — Class R6	242,654	9,960,964
T Rowe Price International Discovery Fund — Institutional Class	90,094	5,543,499
Vanguard Emerging Markets Stock Index Fund — Admiral Class	79,063	2,742,689

Total International Funds		51,691,834

Description	Shares	Value
Mutual Funds (continued)

Alternative Funds — 0.5%
BMO Alternative Strategies Fund — Institutional Class (1)(2)	91,589	$857,275

Total Mutual Funds (identified cost $116,698,742)		169,642,823

Short-Term Investments — 0.8%

Mutual Funds — 0.8%
BMO Institutional Prime Money Market Fund — Premier Class, 2.433% (1)	1,424,511	1,424,653

Total Short-Term Investments — 0.8% (identified cost $1,424,411)		1,424,653

Total Investments — 99.7% (identified cost $118,123,153)		171,067,476
Other Assets and Liabilities — 0.3%		492,668

Total Net Assets — 100.0%		$171,560,144

Notes to Schedules of Investments

The categories of investments are shown as a percentage of total net assets for each Fund as of February 28, 2019.

(1)	Denotes an investment in an affiliated entity. Please refer to Note 5, subsection Investments in Affiliated Issuers, in the Notes to Financial Statements.
(2)	Non-income producing.

(See Notes which are an integral part of the Financial Statements)

14

February 28, 2019 (Unaudited)

Statements of Assets and Liabilities	BMO Funds

	In-Retirement Fund	2015 Fund	2020 Fund	2025 Fund	2030 Fund
Assets:
Investments in unaffiliated issuers, at value	$5,915,187	$1,205,703	$33,384,261	$14,926,878	$45,560,302
Cash sweep investments in affiliated issuers, at value	—	22,992	—	216,284	668,401
Investments in other affiliated issuers, at value	4,935,043	1,075,790	32,953,625	13,661,435	42,786,917
Cash	1,012	—	1,075	—	—
Dividends and interest receivable	19,714	3,472	74,749	20,994	47,642
Receivable for investments sold	428,807	—	1,536,208	82,725	258,733
Receivable for capital stock sold	6,051	8,922	—	38,693	304,248
Receivable from affiliates, net (Note 5)	10,684	10,837	9,855	13,153	8,484
Prepaid expenses and other receivables	21,678	36,549	22,184	37,033	22,325

Total assets	11,338,176	2,364,265	67,981,957	28,997,195	89,657,052

Liabilities:
Payable for investments purchased	—	—	4,252	9,571	32,560
Payable for capital stock redeemed	15,505	—	571,547	—	—
Payable to affiliates for interfund lending	—	—	861,586	—	—
Other liabilities	7,629	5,649	9,479	6,223	9,765

Total liabilities	343,174	5,649	1,446,864	15,794	42,325

Total net assets	$10,995,002	$2,358,616	$66,535,093	$28,981,401	$89,614,727

Net assets consist of:
Paid-in capital	$9,751,165	$2,283,525	$52,146,237	$27,067,103	$66,624,941
Distributable earnings	1,243,837	75,091	14,388,856	1,914,298	22,989,786

Total net assets	$10,995,002	$2,358,616	$66,535,093	$28,981,401	$89,614,727

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares	$8.18	$10.57	$9.33	$11.49	$10.90
Retirement class R-3 of shares	8.20	10.49	9.37	11.62	10.96
Retirement class R-6 of shares	8.20	10.62	9.35	11.59	10.91

Net assets:
Investor class of shares	$2,196,291	$185,415	$15,487,234	$542,083	$20,066,603
Retirement class R-3 of shares	134,886	105,997	3,457,271	64,973	1,319,404
Retirement class R-6 of shares	8,663,825	2,067,204	47,590,588	28,374,345	68,228,720

Total net assets	$10,995,002	$2,358,616	$66,535,093	$28,981,401	$89,614,727

Shares outstanding:
Investor class of shares	268,563	17,539	1,660,710	47,182	1,840,311
Retirement class R-3 of shares	16,454	10,108	368,935	5,591	120,429
Retirement class R-6 of shares	1,057,033	194,684	5,090,397	2,447,942	6,251,608

Total shares outstanding	1,342,050	222,331	7,120,042	2,500,715	8,212,348

Investments, at cost:
Investments in unaffiliated issuers	$5,062,006	$1,120,735	$23,749,147	$13,326,457	$28,430,616
Cash sweep investments in affiliated issuers	—	22,990	—	216,262	668,293
Investments in other affiliated issuers	4,590,884	1,041,971	29,610,499	13,310,335	38,493,464

Total investments, at cost	$9,652,890	$2,185,696	$53,359,646	$26,853,054	$67,592,373

(See Notes which are an integral part of the Financial Statements)

15

February 28, 2019 (Unaudited)

Statements of Assets and Liabilities	BMO Funds

	2035 Fund	2040 Fund	2045 Fund	2050 Fund	2055 Fund
Assets:
Investments in unaffiliated issuers, at value	$8,326,874	$26,582,207	$6,027,337	$20,745,717	$6,629,437
Cash sweep investments in affiliated issuers, at value	165,148	187,901	131,975	244,147	130,001
Investments in other affiliated issuers, at value	7,981,996	25,080,919	5,675,003	19,573,868	6,242,032
Dividends and interest receivable	5,758	13,684	2,897	10,295	3,184
Receivable for investments sold	—	336,731	—	172,814	—
Receivable for capital stock sold	100,697	500,162	70,270	208,264	159,560
Receivable from affiliates, net (Note 5)	11,704	10,526	11,535	9,857	11,353
Prepaid expenses and other receivables	36,655	22,111	36,559	639,027	36,586

Total assets	16,628,832	52,734,241	11,955,576	41,603,989	13,212,153

Liabilities:
Payable for investments purchased	—	1,423	—	8,623	—
Payable for capital stock redeemed	—	3,374	—	—	—
Payable to affiliates for interfund lending (Note 5)	—	—	—	616,984	—
Other liabilities	6,489	9,675	8,014	8,082	7,709

Total liabilities	6,489	14,472	8,014	633,689	7,709

Total net assets	$16,622,343	$52,719,769	$11,947,562	$40,970,300	$13,204,444

Net assets consist of:
Paid-in capital	$15,068,900	$36,998,269	$11,023,107	$30,561,697	$12,252,465
Distributable earnings	1,553,443	15,721,500	924,455	10,408,603	951,979

Total net assets	$16,622,343	$52,719,769	$11,947,562	$40,970,300	$13,204,444

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares	$11.20	$10.55	$11.65	$11.70	$11.99
Retirement class R-3 of shares	11.27	10.62	11.73	11.73	11.85
Retirement class R-6 of shares	11.30	10.57	11.74	11.73	12.06

Net assets:
Investor class of shares	$320,391	$10,343,059	$313,339	$9,976,821	$140,742
Retirement class R-3 of shares	127,568	674,485	73,475	532,535	114,687
Retirement class R-6 of shares	16,174,384	41,702,225	11,560,748	30,460,944	12,949,015

Total net assets	$16,622,343	$52,719,769	$11,947,562	$40,970,300	$13,204,444

Shares outstanding:
Investor class of shares	28,597	980,182	26,907	852,419	11,740
Retirement class R-3 of shares	11,323	63,507	6,261	45,408	9,678
Retirement class R-6 of shares	1,431,139	3,944,186	985,012	2,595,744	1,074,123

Total shares outstanding	1,471,059	4,987,875	1,018,180	3,493,571	1,095,541

Investments, at cost:
Investments in unaffiliated issuers	$7,172,771	$15,068,838	$5,270,834	$12,575,828	$5,896,044
Cash sweep investments in affiliated issuers	165,119	187,851	131,956	244,092	129,978
Investments in other affiliated issuers	7,543,177	21,967,481	5,440,371	17,455,488	6,035,592

Total investments, at cost	$14,881,067	$37,224,170	$10,843,161	$30,275,408	$12,061,614

(See Notes which are an integral part of the Financial Statements)

16

February 28, 2019 (Unaudited)

Statements of Assets and Liabilities	BMO Funds

	Conservative Allocation Fund	Moderate Allocation Fund	Balanced Allocation Fund	Growth Allocation Fund	Aggressive Allocation Fund
Assets:
Investments in unaffiliated issuers, at value	$20,427,569	$36,074,427	$158,173,629	$56,325,594	$85,436,710
Cash sweep investments in affiliated issuers, at value	1,551,908	2,883,521	12,709,393	4,122,813	1,424,653
Investments in other affiliated issuers, at value	16,552,496	31,327,159	149,824,809	58,259,982	84,206,113
Dividends and interest receivable	69,801	93,295	266,173	37,781	3,006
Receivable for investments sold	—	—	—	1,564,045	393,557
Receivable for capital stock sold	22,843	101,770	195,189	322,411	455,346
Receivable from affiliates, net (Note 5)	10,504	13,450	—	15,470	8,850
Prepaid expenses and other receivables	22,751	23,192	24,392	23,393	23,664

Total assets	38,657,872	70,516,814	321,193,585	120,671,489	171,951,899

Liabilities:
Payable for investments purchased	—	—	—	—	99,979
Payable for capital stock redeemed	3,259	752,820	1,634,292	1,234,112	271,727
Payable to affiliates, net (Note 5)	—	—	1,167	—	—
Other liabilities	13,876	14,900	24,734	14,655	20,049

Total liabilities	17,135	767,720	1,660,193	1,248,767	391,755

Total net assets	$38,640,737	$69,749,094	$319,533,392	$119,422,722	$171,560,144

Net assets consist of:
Paid-in capital	$34,358,058	$57,665,087	$241,959,131	$85,519,093	$110,959,124
Distributable earnings	4,282,679	12,084,007	77,574,261	33,903,629	60,601,020

Total net assets	$38,640,737	$69,749,094	$319,533,392	$119,422,722	$171,560,144

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares	$7.35	$8.77	$8.24	$9.14	$8.40
Institutional class of shares	7.66	8.78	8.24	9.13	8.39
Retirement class R-3 of shares	7.51	8.79	8.25	9.16	8.38
Retirement class R-6 of shares	7.37	8.78	8.24	9.14	8.39

Net assets:
Investor class of shares	$12,121,568	$4,810,080	$91,827,744	$7,113,421	$27,029,956
Institutional class of shares	582,926	6,496,050	35,560,331	17,156,155	13,422,096
Retirement class R-3 of shares	899,021	6,862,013	15,628,001	7,868,881	15,958,768
Retirement class R-6 of shares	25,037,222	51,580,951	176,517,316	87,284,265	115,149,324

Total net assets	$38,640,737	$69,749,094	$319,533,392	$119,422,722	$171,560,144

Shares outstanding:
Investor class of shares	1,649,733	548,493	11,146,017	778,130	3,219,075
Institutional class of shares	76,146	739,942	4,317,712	1,880,033	1,600,629
Retirement class R-3 of shares	119,667	781,077	1,893,430	858,998	1,903,292
Retirement class R-6 of shares	3,397,181	5,876,819	21,415,038	9,552,012	13,727,109

Total shares outstanding	5,242,727	7,946,331	38,772,197	13,069,173	20,450,105

Investments, at cost:
Investments in unaffiliated issuers	$18,418,039	$29,148,994	$112,773,783	$34,747,326	$48,639,028
Cash sweep investments in affiliated issuers	1,551,844	2,883,385	12,708,788	4,122,608	1,424,411
Investments in other affiliated issuers	14,643,987	27,381,147	127,259,443	49,917,183	68,059,714

Total investments, at cost	$34,613,870	$59,413,526	$252,742,014	$88,787,117	$118,123,153

(See Notes which are an integral part of the Financial Statements)

17

Six Months Ended February 28, 2019 (Unaudited)

Statements of Operations	BMO Funds

	In-Retirement Fund	2015 Fund	2020 Fund	2025 Fund	2030 Fund
Investment income:
Dividend income from:
Unaffiliated issuers	$110,975	$19,626	$480,320	$158,442	$541,657
Affiliated issuers	79,572	15,665	460,688	161,134	587,845
Excess expense reimbursement from investment adviser (Note 5)	3,364	761	17,553	8,873	10,414

Total income	193,911	36,052	958,561	328,449	1,139,916

Expenses:
Shareholder servicing fees (Note 5)	2,800	263	19,623	809	23,472
Administration fees (Note 5)	2,156	240	14,969	549	16,772
Portfolio accounting fees	10,673	9,002	13,132	10,569	15,237
Recordkeeping fees	13,505	14,837	13,610	14,819	13,737
Custodian fees (Note 5)	344	74	1,897	652	2,436
Registration fees	28,367	18,842	28,693	18,933	28,720
Professional fees	9,151	9,151	9,151	9,151	9,152
Printing and postage	2,447	2,261	2,772	2,303	2,672
Directors’ fees	7,776	7,776	7,776	7,776	7,776
Distribution services fees (Note 5)	1,585	272	10,653	210	8,964
Miscellaneous	1,510	1,257	2,332	1,539	2,430

Total expenses	80,314	63,975	124,608	67,310	131,368

Deduct:
Expense waivers (Note 5)	(74,727)	(63,305)	(86,282)	(65,957)	(85,514)

Net expenses	5,587	670	38,326	1,353	45,854

Net investment income	188,324	35,382	920,235	327,096	1,094,062

Realized and unrealized gain on investments, and
Net realized gain on transactions from:
Investments in unaffiliated issuers	316,931	16,361	2,089,310	(110,580)	1,481,342
Investments in affiliated issuers	35,051	(3,168)	105,643	(183,399)	(713,046)
Net realized gain on capital gains distributions from:
Investments in unaffiliated issuers	77,486	17,988	707,105	325,473	1,342,627
Investments in affiliated issuers	129,607	30,812	1,347,157	584,206	2,429,838

Total net realized gain	559,075	61,993	4,249,215	615,700	4,540,761
Net change in unrealized depreciation on:
Investments in unaffiliated issuers	(490,469)	(56,145)	(3,764,400)	(484,567)	(4,642,065)
Investments in affiliated issuers	(329,622)	(61,949)	(2,698,848)	(774,654)	(3,762,680)

Total net change in unrealized depreciation	(820,091)	(118,094)	(6,463,248)	(1,259,221)	(8,404,745)

Net realized and unrealized loss	(261,016)	(56,101)	(2,214,033)	(643,521)	(3,863,984)

Change in net assets resulting from operations	$(72,692)	$(20,719)	$(1,293,798)	$(316,425)	$(2,769,922)

(See Notes which are an integral part of the Financial Statements)

18

Six Months Ended February 28, 2019 (Unaudited)

Statements of Operations	BMO Funds

	2035 Fund	2040 Fund	2045 Fund	2050 Fund	2055 Fund
Investment income:
Dividend income from:
Unaffiliated issuers	$75,900	$289,301	$52,382	$228,940	$54,968
Affiliated issuers	92,483	347,504	66,142	284,757	69,371
Excess expense reimbursement from investment adviser (Note 5)	2,143	8,349	2,044	6,348	2,169

Total income	170,526	645,154	120,568	520,045	126,508

Expenses:
Shareholder servicing fees (Note 5)	525	12,895	531	11,825	219
Administration fees (Note 5)	404	9,150	371	8,464	213
Portfolio accounting fees	11,009	13,482	11,570	12,426	10,944
Recordkeeping fees	14,406	14,367	14,457	14,277	14,376
Custodian fees (Note 5)	378	1,471	272	1,138	274
Registration fees	18,904	28,693	18,794	28,693	18,841
Professional fees	9,151	9,151	9,151	9,152	9,151
Printing and postage	2,301	2,653	2,404	2,676	2,348
Directors’ fees	7,776	7,776	7,776	7,776	7,776
Distribution services fees (Note 5)	296	4,711	174	4,564	274
Miscellaneous	1,408	1,961	1,348	1,789	1,325

Total expenses	66,558	106,310	66,848	102,780	65,741

Deduct:
Expense waivers (Note 5)	(65,390)	(81,994)	(65,843)	(80,183)	(65,083)

Net expenses	1,168	24,316	1,005	22,597	658

Net investment income	169,358	620,838	119,563	497,448	125,850

Realized and unrealized gain on investments, and
Net realized gain on transactions from:
Investments in unaffiliated issuers	(38,953)	849,896	(63,627)	72,344	(64,685)
Investments in affiliated issuers	(118,758)	(605,746)	(125,853)	(747,018)	(106,643)
Net realized gain on capital gains distributions from:
Investments in unaffiliated issuers	366,120	913,106	166,966	741,278	181,154
Investments in affiliated issuers	272,051	1,610,563	304,800	1,333,707	321,075

Total net realized gain	480,460	2,767,819	282,286	1,400,311	330,901
Net change in unrealized depreciation on:
Investments in unaffiliated issuers	(406,145)	(3,095,435)	(261,463)	(1,955,226)	(276,295)
Investments in affiliated issuers	(548,160)	(2,376,453)	(373,621)	(1,747,816)	(393,620)

Total net change in unrealized depreciation	(954,305)	(5,471,888)	(635,084)	(3,703,042)	(669,915)

Net realized and unrealized loss	(473,845)	(2,704,069)	(352,798)	(2,302,731)	(339,014)

Change in net assets resulting from operations	$(304,487)	$(2,083,231)	$(233,235)	$(1,805,283)	$(213,164)

(See Notes which are an integral part of the Financial Statements)

19

Six Months Ended February 28, 2019 (Unaudited)

Statements of Operations	BMO Funds

	Conservative Allocation Fund	Moderate Allocation Fund	Balanced Allocation Fund	Growth Allocation Fund	Aggressive Allocation Fund
Investment income:
Dividend income from:
Unaffiliated issuers	$288,029	$529,076	$1,812,246	$501,334	$648,506
Affiliated issuers	211,571	474,998	1,823,786	694,228	1,050,388
Excess expense reimbursement from investment adviser (Note 5)	7,877	29,353	59,670	40,339	37,764

Total income	507,477	1,033,427	3,695,702	1,235,901	1,736,658

Expenses:
Shareholder servicing fees (Note 5)	15,508	6,674	112,360	10,217	34,951
Administration fees (Note 5)	10,517	14,436	108,924	25,663	42,562
Portfolio accounting fees	13,120	14,532	27,053	16,285	19,178
Recordkeeping fees	19,167	19,155	20,929	19,279	20,412
Custodian fees (Note 5)	925	2,096	8,511	2,990	4,380
Registration fees	26,836	27,096	26,983	27,040	27,041
Professional fees	9,152	9,151	9,151	9,151	9,151
Printing and postage	5,903	6,562	7,417	5,886	7,828
Directors’ fees	7,776	7,776	7,776	7,776	7,776
Distribution services fees (Note 5)	2,290	19,451	45,023	26,532	39,003
Miscellaneous	2,801	3,129	7,656	3,683	4,146

Total expenses	113,995	130,058	381,783	154,502	216,428

Deduct:
Expense waivers (Note 5)	(90,559)	(98,912)	(165,012)	(108,736)	(119,591)

Net expenses	23,436	31,146	216,771	45,766	96,837

Net investment income	484,041	1,002,281	3,478,931	1,190,135	1,639,821

Realized and unrealized gain on investments, and
Net realized gain on transactions from:
Investments in unaffiliated issuers	149,725	744,635	5,036,946	1,522,258	3,532,484
Investments in affiliated issuers	79,610	(485,841)	(393,624)	(679,648)	(1,222,007)
Net realized gain on capital gains distributions from:
Investments in unaffiliated issuers	124,282	506,069	2,763,870	1,393,285	2,322,944
Investments in affiliated issuers	348,241	1,553,808	8,225,472	4,092,562	6,999,858

Total net realized gain	701,858	2,318,671	15,632,664	6,328,457	11,633,279
Net change in unrealized depreciation on:
Investments in unaffiliated issuers	(283,239)	(2,098,139)	(11,382,530)	(4,754,622)	(9,326,708)
Investments in affiliated issuers	(825,369)	(2,790,038)	(14,425,171)	(6,194,114)	(10,330,074)

Total net change in unrealized depreciation	(1,108,608)	(4,888,177)	(25,807,701)	(10,948,736)	(19,656,782)

Net realized and unrealized loss	(406,750)	(2,569,506)	(10,175,037)	(4,620,279)	(8,023,503)

Change in net assets resulting from operations	$77,291	$(1,567,225)	$(6,696,106)	$(3,430,144)	$(6,383,682)

(See Notes which are an integral part of the Financial Statements)

20

Statements of Changes in Net Assets	BMO Funds

	In-Retirement Fund			2015 Fund			2020 Fund
	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018		Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018		Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018
Change in net assets resulting from:

Operations:
Net investment income	$188,324	$348,796		$35,382	$81,609		$920,235	$1,516,053
Net realized gain on investments	559,075	567,123		61,993	180,637		4,249,215	4,481,731
Net change in unrealized depreciation on investments	(820,091)	(330,517)		(118,094)	(78,525)		(6,463,248)	(35,881)

Change in net assets resulting from operations	(72,692)	585,402		(20,719)	183,721		(1,293,798)	5,961,903

Distributions to shareholders:
Investor class of shares	(185,237)	(261,550	)(1)	(16,218)	(5,772	)(1)	(1,545,766)	(1,139,073	)(1)
Retirement class R-3 of shares	(53,602)	(57,797	)(1)	(9,511)	(2,334	)(1)	(412,343)	(397,134	)(1)
Retirement class R-6 of shares	(857,310)	(923,578	)(1)	(179,864)	(88,466	)(1)	(5,264,399)	(4,002,936	)(1)

Change in net assets resulting from distributions to shareholders	(1,096,149)	(1,242,925)		(205,593)	(96,572)		(7,222,508)	(5,539,143)

Capital stock transactions:
Proceeds from sale of shares	610,102	3,053,583		118,198	400,743		4,132,293	13,439,436
Net asset value of shares issued to shareholders in payment of distributions declared	1,096,149	1,242,925		186,532	92,093		7,220,983	5,539,143
Cost of shares redeemed	(3,446,073)	(4,715,123)		(543,820)	(1,670,660)		(13,519,811)	(22,830,789)

Change in net assets resulting from capital stock transactions	(1,739,822)	(418,615)		(239,090)	(1,177,824)		(2,166,535)	(3,852,210)

Change in net assets	(2,908,663)	(1,076,138)		(465,402)	(1,090,675)		(10,682,841)	(3,429,450)

Net assets:
Beginning of period	13,903,665	14,979,803		2,824,018	3,914,693		77,217,934	80,647,384

End of period	$10,995,002	$13,903,665	(2)	$2,358,616	$2,824,018	(2)	$66,535,093	$77,217,934	(2)

(1)

The following information was previously reported in the August 31, 2018 financial statements. The distribution information for the year ended August 31, 2018 presented on the Statements of Changes in Net Assets is presented for comparative purposes to the February 28, 2019 financial statements, which conform to the SEC Final Rule on Disclosure Update and Simplification which was effective November 5, 2018. Distributions to shareholders from net investment income and net realized gain on investments for the year ended August 31, 2018, were as follows:

	In-Retirement Fund	2015 Fund	2020 Fund
Distributions to shareholders from net investment income:
Investor class of shares	$(68,163)	$(5,300)	$(320,460)
Retirement class R-3 of shares	(13,242)	(2,159)	(94,130)
Retirement class R-6 of shares	(273,528)	(83,495)	(1,295,271)

Distributions to shareholders from net realized gain on investments:
Investor class of shares	(193,387)	(472)	(818,613)
Retirement class R-3 of shares	(44,555)	(175)	(303,004)
Retirement class R-6 of shares	(650,050)	(4,971)	(2,707,665)

(2)

The following information was previously reported in the August 31, 2018 financial statements. Undistributed net investment income included in net assets at end of period for the year ended August 31, 2018 were as follows:

In-Retirement Fund	2015 Fund	2020 Fund
$192,975	$36,599	$709,458

(See Notes which are an integral part of the Financial Statements)

21

Statements of Changes in Net Assets	BMO Funds

	2025 Fund			2030 Fund			2035 Fund
	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018		Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018		Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018
Change in net assets resulting from:

Operations:
Net investment income	$327,096	$412,603		$1,094,062	$1,456,640		$169,358	$197,110
Net realized gain on investments	615,700	678,584		4,540,761	4,221,381		480,460	590,154
Net change in unrealized appreciation (depreciation) on investments	(1,259,221)	948,807		(8,404,745)	3,736,647		(954,305)	661,604

Change in net assets resulting from operations	(316,425)	2,039,994		(2,769,922)	9,414,668		(304,487)	1,448,868

Distributions to shareholders:
Investor class of shares	(23,121)	(27,914	)(1)	(1,289,260)	(860,080	)(1)	(15,125)	(44,318	)(1)
Retirement class R-3 of shares	(2,543)	(964	)(1)	(240,595)	(257,434	)(1)	(5,856)	(4,594	)(1)
Retirement class R-6 of shares	(1,083,463)	(690,330	)(1)	(5,330,384)	(3,979,906	)(1)	(702,926)	(807,059	)(1)

Change in net assets resulting from distributions to shareholders	(1,109,127)	(719,208)		(6,860,239)	(5,097,420)		(723,907)	(855,971)

Capital stock transactions:
Proceeds from sale of shares	5,230,281	7,548,244		8,537,935	21,273,459		2,222,037	3,530,973
Net asset value of shares issued to shareholders in payment of distributions declared	1,109,127	719,208		6,860,241	5,097,420		723,908	855,971
Cost of shares redeemed	(2,491,400)	(4,584,961)		(16,057,989)	(23,592,808)		(862,962)	(2,482,495)

Change in net assets resulting from capital stock transactions	3,848,008	3,682,491		(659,813)	2,778,071		2,082,983	1,904,449

Change in net assets	2,422,456	5,003,277		(10,289,974)	7,095,319		1,054,589	2,497,346

Net assets:
Beginning of period	26,558,945	21,555,668		99,904,701	92,809,382		15,567,754	13,070,408

End of period	$28,981,401	$26,558,945	(2)	$89,614,727	$99,904,701	(2)	$16,622,343	$15,567,754	(2)

(1)

The following information was previously reported in the August 31, 2018 financial statements. The distribution information for the year ended August 31, 2018 presented on the Statements of Changes in Net Assets is presented for comparative purposes to the February 28, 2019 financial statements, which conform to the SEC Final Rule on Disclosure Update and Simplification which was effective November 5, 2018. Distributions to shareholders from net investment income and net realized gain on investments for the year ended August 31, 2018, were as follows:

	2025 Fund	2030 Fund	2035 Fund
Distributions to shareholders from net investment income:
Investor class of shares	$(17,298)	$(261,657)	$(13,075)
Retirement class R-3 of shares	—	(63,635)	(457)
Retirement class R-6 of shares	(458,277)	(1,434,361)	(276,293)

Distributions to shareholders from net realized gain on investments:
Investor class of shares	(10,616)	(598,423)	(31,243)
Retirement class R-3 of shares	(964)	(193,799)	(4,137)
Retirement class R-6 of shares	(232,053)	(2,545,545)	(530,766)

(2)

The following information was previously reported in the August 31, 2018 financial statements. Undistributed net investment income included in net assets at end of period for the year ended August 31, 2018 were as follows:

2025 Fund	2030 Fund	2035 Fund
$196,038	$603,300	$70,261

(See Notes which are an integral part of the Financial Statements)

22

Statements of Changes in Net Assets	BMO Funds

	2040 Fund			2045 Fund			2050 Fund
	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018		Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018		Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018
Change in net assets resulting from:

Operations:
Net investment income	$620,838	$751,298		$119,563	$115,758		$497,448	$551,987
Net realized gain on investments	2,767,819	2,674,461		282,286	319,135		1,400,311	1,951,170
Net change in unrealized appreciation (depreciation) on investments	(5,471,888)	2,845,204		(635,084)	515,670		(3,703,042)	2,271,442

Change in net assets resulting from operations	(2,083,231)	6,270,963		(233,235)	950,563		(1,805,283)	4,774,599

Distributions to shareholders:
Investor class of shares	(704,321)	(903,183	)(1)	(12,952)	(48,538	)(1)	(518,045)	(338,280	)(1)
Retirement class R-3 of shares	(119,023)	(207,277	)(1)	(2,846)	(2,323	)(1)	(90,812)	(112,482	)(1)
Retirement class R-6 of shares	(3,095,328)	(4,028,502	)(1)	(414,226)	(449,352	)(1)	(1,904,651)	(1,451,931	)(1)

Change in net assets resulting from distributions to shareholders	(3,918,672)	(5,138,962)		(430,024)	(500,213)		(2,513,508)	(1,902,693)

Capital stock transactions:
Proceeds from sale of shares	6,362,616	13,362,068		2,109,849	4,409,123		6,093,269	12,025,565
Net asset value of shares issued to shareholders in payment of distributions declared	3,918,672	5,138,962		429,742	500,213		2,513,356	12,025,565
Cost of shares redeemed	(11,791,865)	(11,998,268)		(1,225,957)	(1,990,475)		(9,877,094)	(9,928,815)
Redemption fees	—	—		15	—		—	—

Change in net assets resulting from capital stock transactions	(1,510,577)	6,502,762		1,313,649	2,918,861		(1,270,469)	3,999,443

Change in net assets	(7,512,480)	7,634,763		650,390	3,369,211		(5,589,260)	6,871,349

Net assets:
Beginning of period	60,232,249	52,597,486		11,297,172	7,927,961		46,559,560	39,688,211

End of period	$52,719,769	$60,232,249	(2)	$11,947,562	$11,297,172	(2)	$40,970,300	$46,559,560	(2)

(1)

The following information was previously reported in the August 31, 2018 financial statements. The distribution information for the year ended August 31, 2018 presented on the Statements of Changes in Net Assets is presented for comparative purposes to the February 28, 2019 financial statements, which conform to the SEC Final Rule on Disclosure Update and Simplification which was effective November 5, 2018. Distributions to shareholders from net investment income and net realized gain on investments for the year ended August 31, 2018, were as follows:

	2040 Fund	2045 Fund	2050 Fund
Distributions to shareholders from net investment income:
Investor class of shares	$(154,503)	$(13,400)	$(124,235)
Retirement class R-3 of shares	(27,713)	—	(35,520)
Retirement class R-6 of shares	(845,531)	(146,697)	(614,075)

Distributions to shareholders from net realized gain on investments:
Investor class of shares	(748,680)	(35,138)	(214,045)
Retirement class R-3 of shares	(179,564)	(2,323)	(76,962)
Retirement class R-6 of shares	(3,182,971)	(302,655)	(837,856)

(2)

The following information was previously reported in the August 31, 2018 financial statements. Undistributed net investment income included in net assets at end of period for the year ended August 31, 2018 were as follows:

2040 Fund	2045 Fund	2050 Fund
$217,468	$42,764	$138,906

(See Notes which are an integral part of the Financial Statements)

23

Statements of Changes in Net Assets	BMO Funds

	2055 Fund			Conservative Allocation Fund			Moderate Allocation Fund
	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018		Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018		Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018
Change in net assets resulting from:

Operations:
Net investment income	$125,850	$120,801		$484,041	$1,016,989		$1,002,281	$1,997,551
Net realized gain on investments	330,901	266,220		701,858	4,784,296		2,318,671	6,773,470
Net change in unrealized appreciation (depreciation) on investments	(669,915)	592,457		(1,108,608)	(4,580,014)		(4,888,177)	(3,766,825)

Change in net assets resulting from operations	(213,164)	979,478		77,291	1,221,271		(1,567,225)	5,004,196

Distributions to shareholders:
Investor class of shares	(5,167)	(3,581	)(1)	(1,832,308)	(2,226,207	)(1)	(498,960)	(507,983	)(1)
Institutional class of shares	—	—	(1)	(80,131)	(161,066	)(1)	(652,822)	(330,580	)(1)
Retirement class R-3 of shares	(4,580)	(4,147	)(1)	(138,411)	(129,410	)(1)	(807,355)	(835,913	)(1)
Retirement class R-6 of shares	(440,195)	(146,093	)(1)	(3,516,104)	(4,482,536	)(1)	(6,601,234)	(5,493,805	)(1)

Change in net assets resulting from distributions to shareholders	(449,942)	(281,010)		(5,566,954)	(6,999,219)		(8,560,371)	(7,168,281)

Capital stock transactions:
Proceeds from sale of shares	2,853,928	4,631,390		5,433,371	9,067,886		13,716,714	14,875,830
Net asset value of shares issued to shareholders in payment of distributions declared	447,429	279,158		5,566,954	6,999,219		8,560,371	7,168,281
Cost of shares redeemed	(699,851)	(1,549,051)		(4,384,913)	(46,708,558)		(24,364,771)	(49,075,766)

Change in net assets resulting from capital stock transactions	2,601,506	3,361,497		6,615,412	(30,641,453)		(2,087,686)	(27,031,655)

Change in net assets	1,938,400	4,059,965		1,125,749	(36,419,401)		(12,215,282)	(29,195,740)

Net assets:
Beginning of period	11,266,044	7,206,079		37,514,988	73,934,389		81,964,376	111,160,116

End of period	$13,204,444	$11,266,044	(2)	$38,640,737	$37,514,988	(2)	$69,749,094	$81,964,376	(2)

(1)

The following information was previously reported in the August 31, 2018 financial statements. The distribution information for the year ended August 31, 2018 presented on the Statements of Changes in Net Assets is presented for comparative purposes to the February 28, 2019 financial statements, which conform to the SEC Final Rule on Disclosure Update and Simplification which was effective November 5, 2018. Distributions to shareholders from net investment income and net realized gain on investments for the year ended August 31, 2018, were as follows:

	2055 Fund	Conservative Allocation Fund	Moderate Allocation Fund
Distributions to shareholders from net investment income:
Investor class of shares	$(3,581)	$(582,115)	$(148,319)
Institutional class of shares	—	(16,401)	(102,870)
Retirement class R-3 of shares	(4,147)	(19,493)	(227,674)
Retirement class R-6 of shares	(146,093)	(1,264,591)	(1,874,292)

Distributions to shareholders from net realized gain on investments:
Investor class of shares	(4,746)	(1,644,092)	(359,664)
Institutional class of shares	—	(144,665)	(227,710)
Retirement class R-3 of shares	(4,805)	(109,917)	(608,239)
Retirement class R-6 of shares	(117,638)	(3,217,945)	(3,619,513)

(2)

The following information was previously reported in the August 31, 2018 financial statements. Undistributed net investment income included in net assets at end of period for the year ended August 31, 2018 were as follows:

2055 Fund	Conservative Allocation Fund	Moderate Allocation Fund
$39,581	$543,197	$1,074,455

(See Notes which are an integral part of the Financial Statements)

24

Statements of Changes in Net Assets	BMO Funds

	Balanced Allocation Fund			Growth Allocation Fund			Aggressive Allocation Fund
	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018		Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018		Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018
Change in net assets resulting from:

Operations:
Net investment income	$3,478,931	$5,881,606		$1,190,135	$1,856,974		$1,639,821	$2,334,738
Net realized gain on investments	15,632,664	25,719,914		6,328,457	10,176,852		11,633,279	16,137,603
Net change in unrealized appreciation (depreciation) on investments	(25,807,701)	(2,844,819)		(10,948,736)	1,888,866		(19,656,782)	5,693,932

Change in net assets resulting from operations	(6,696,106)	28,756,701		(3,430,144)	13,922,692		(6,383,682)	24,166,273

Distributions to shareholders:
Investor class of shares	(8,967,196)	(9,914,908	)(1)	(690,675)	(1,164,273	)(1)	(3,116,692)	(4,758,561	)(1)
Institutional class of shares	(3,335,219)	(4,372,016	)(1)	(1,735,407)	(650,895	)(1)	(1,541,576)	(1,722,650	)(1)
Retirement class R-3 of shares	(1,767,799)	(2,022,307	)(1)	(976,683)	(1,259,889	)(1)	(1,805,966)	(2,052,160	)(1)
Retirement class R-6 of shares	(17,482,928)	(20,648,922	)(1)	(8,566,608)	(6,735,393	)(1)	(13,423,509)	(14,467,294	)(1)

Change in net assets resulting from distributions to shareholders	(31,553,142)	(36,958,153)		(11,969,373)	(9,810,450)		(19,887,743)	(23,000,665)

Capital stock transactions:
Proceeds from sale of shares	37,321,655	47,232,899		20,619,616	23,670,844		17,964,778	24,497,608
Net asset value of shares issued to shareholders in payment of distributions declared	31,544,597	36,944,164		11,969,373	9,810,450		19,878,744	23,000,665
Cost of shares redeemed	(56,796,806)	(101,939,289)		(20,386,082)	(43,963,867)		(19,741,429)	(44,328,338)

Change in net assets resulting from capital stock transactions	12,069,446	(17,762,226)		12,202,907	(10,482,573)		18,102,093	3,169,935

Change in net assets	(26,179,802)	(25,963,678)		(3,196,610)	(6,370,331)		(8,169,332)	4,335,543

Net assets:
Beginning of period	345,713,194	371,676,872		122,619,332	128,989,663		179,729,476	175,393,933

End of period	$319,533,392	$345,713,194	(2)	$119,422,722	$122,619,332	(2)	$171,560,144	$179,729,476	(2)

(1)

The following information was previously reported in the August 31, 2018 financial statements. The distribution information for the year ended August 31, 2018 presented on the Statements of Changes in Net Assets is presented for comparative purposes to the February 28, 2019 financial statements, which conform to the SEC Final Rule on Disclosure Update and Simplification which was effective November 5, 2018. Distributions to shareholders from net investment income and net realized gain on investments for the year ended August 31, 2018, were as follows:

	Balanced Allocation Fund	Growth Allocation Fund	Aggressive Allocation Fund
Distributions to shareholders from net investment income:
Investor class of shares	$(1,792,384)	$(276,000)	$(671,533)
Institutional class of shares	(860,496)	(173,710)	(266,766)
Retirement class R-3 of shares	(304,632)	(266,254)	(248,785)
Retirement class R-6 of shares	(4,398,480)	(1,905,407)	(2,439,933)

Distributions to shareholders from net realized gain on investments:
Investor class of shares	(8,122,524)	(888,273)	(4,087,028)
Institutional class of shares	(3,511,520)	(477,185)	(1,455,884)
Retirement class R-3 of shares	(1,717,675)	(993,635)	(1,803,375)
Retirement class R-6 of shares	(16,250,442)	(4,829,986)	(12,027,361)

(2)

The following information was previously reported in the August 31, 2018 financial statements. Undistributed net investment income included in net assets at end of period for the year ended August 31, 2018 were as follows:

Balanced Allocation Fund	Growth Allocation Fund	Aggressive Allocation Fund
$2,845,915	$687,893	$727,704

(See Notes which are an integral part of the Financial Statements)

25

Financial Highlights—Investor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (2)(3)	Ratios to Average Net Assets (1)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
										Gross Expenses	Net Expenses (4)	Net investment income (4)
In-Retirement Fund
2019(5)	$8.97	$0.13	$(0.18)	$(0.05)	$(0.25)	$(0.49)	$(0.74)	$8.18	(0.08)%	1.59%	0.33%	2.54%	$2,196	21%
2018	9.39	0.21	0.13	0.34	(0.20)	(0.56)	(0.76)	8.97	3.66	1.36	0.33	2.11	2,648	35
2017	9.54	0.18	0.39	0.57	(0.23)	(0.49)	(0.72)	9.39	6.52	1.42	0.33	1.65	3,461	26
2016	10.02	0.22	0.27	0.49	(0.24)	(0.73)	(0.97)	9.54	5.45	1.25	0.33	2.02	3,469	44
2015	11.05	0.24	(0.44)	(0.20)	(0.29)	(0.54)	(0.83)	10.02	(1.94)	1.03	0.33	1.96	4,804	53
2014	10.00	0.20	0.99	1.19	(0.12)	(0.02)	(0.14)	11.05	12.03	1.08	0.33	1.92	7,120	45
2015 Fund
2019(5)	11.64	0.28	(0.41)	(0.13)	(0.33)	(0.61)	(0.94)	10.57	(0.62)	5.49	0.33	2.53	185	22
2018	11.32	0.25	0.28	0.53	(0.19)	(0.02)	(0.21)	11.64	4.72	4.35	0.33	1.84	323	38
2017	10.66	0.34	0.53	0.87	(0.21)	—	(0.21)	11.32	8.33	4.29	0.33	1.47	411	72
2016	10.44	0.19	0.39	0.58	(0.25)	(0.11)	(0.36)	10.66	5.76	4.07	0.33	1.80	689	49
2015	10.74	0.11	(0.35)	(0.24)	(0.06)	—	(0.06)	10.44	(2.27)	4.21	0.33	1.54	632	83
2014(6)	10.00	0.02	0.72	0.74	—	—	—	10.74	7.40	73.54	0.33	1.23	229	29
2020 Fund
2019(5)	10.56	0.13	(0.35)	(0.22)	(0.25)	(0.76)	(1.01)	9.33	(1.33)	0.63	0.33	2.23	15,487	27
2018	10.52	0.17	0.58	0.75	(0.20)	(0.51)	(0.71)	10.56	7.28	0.60	0.33	1.54	18,002	29
2017	10.21	0.17	0.81	0.98	(0.19)	(0.48)	(0.67)	10.52	10.17	0.63	0.33	1.45	17,810	23
2016	10.49	0.17	0.41	0.58	(0.22)	(0.64)	(0.86)	10.21	5.96	0.63	0.33	1.67	18,913	39
2015	11.34	0.18	(0.46)	(0.28)	(0.25)	(0.32)	(0.57)	10.49	(2.58)	0.59	0.33	1.64	21,331	37
2014	10.00	0.18	1.35	1.53	(0.15)	(0.04)	(0.19)	11.34	15.43	0.63	0.33	1.72	32,064	35
2025 Fund
2019(5)	12.28	0.24	(0.53)	(0.29)	(0.25)	(0.25)	(0.50)	11.49	(1.95)	0.91	0.33	2.32	542	24
2018	11.61	0.14	0.87	1.01	(0.21)	(0.13)	(0.34)	12.28	8.85	1.01	0.33	1.23	1,185	33
2017	10.74	0.12	1.10	1.22	(0.16)	(0.19)	(0.35)	11.61	11.76	1.04	0.33	1.12	933	31
2016	10.42	0.15	0.44	0.59	(0.18)	(0.09)	(0.27)	10.74	5.78	1.01	0.33	1.78	674	33
2015	10.78	0.06	(0.37)	(0.31)	(0.05)	—	(0.05)	10.42	(2.89)	1.26	0.33	1.04	1,676	53
2014(6)	10.00	0.01	0.77	0.78	—	—	—	10.78	7.80	24.60	0.33	0.56	289	22
2030 Fund
2019(5)	12.08	0.11	(0.49)	(0.38)	(0.25)	(0.55)	(0.80)	10.90	(2.42)	0.58	0.37	1.72	20,067	29
2018	11.55	0.15	0.98	1.13	(0.18)	(0.42)	(0.60)	12.08	9.95	0.57	0.37	1.14	20,713	32
2017	10.79	0.15	1.18	1.33	(0.15)	(0.42)	(0.57)	11.55	12.89	0.61	0.37	1.25	19,498	25
2016	10.84	0.14	0.45	0.59	(0.18)	(0.46)	(0.64)	10.79	5.75	0.61	0.37	1.37	19,681	33
2015	11.61	0.15	(0.49)	(0.34)	(0.18)	(0.25)	(0.43)	10.84	(3.07)	0.59	0.37	1.30	23,332	45
2014	10.00	0.15	1.66	1.81	(0.18)	(0.02)	(0.20)	11.61	18.26	0.66	0.37	1.40	33,059	29
2035 Fund
2019(5)	12.16	0.25	(0.65)	(0.40)	(0.24)	(0.32)	(0.56)	11.20	(2.77)	1.29	0.37	2.01	320	26
2018	11.70	0.15	1.09	1.24	(0.23)	(0.55)	(0.78)	12.16	10.95	1.45	0.37	1.01	921	32
2017	10.73	0.10	1.33	1.43	(0.14)	(0.32)	(0.46)	11.70	13.85	1.13	0.37	0.91	734	32
2016	10.33	0.10	0.49	0.59	(0.15)	(0.04)	(0.19)	10.73	5.84	1.02	0.37	1.35	659	29
2015	10.71	0.01	(0.38)	(0.37)	(0.01)	—	(0.01)	10.33	(3.43)	1.29	0.37	0.26	870	96
2014(6)	10.00	0.00	0.71	0.71	—	—	—	10.71	7.10	23.63	0.37	0.16	348	29
2040 Fund
2019(5)	11.74	0.10	(0.53)	(0.43)	(0.23)	(0.53)	(0.76)	10.55	(2.93)	0.70	0.36	1.75	10,343	33
2018	11.56	0.14	1.14	1.28	(0.19)	(0.91)	(1.10)	11.74	11.50	0.67	0.36	0.97	12,173	29
2017	10.68	0.16	1.32	1.48	(0.13)	(0.47)	(0.60)	11.56	14.59	0.73	0.36	1.30	11,098	24
2016	10.92	0.12	0.47	0.59	(0.16)	(0.67)	(0.83)	10.68	5.74	0.71	0.36	1.18	13,370	31
2015	11.75	0.12	(0.51)	(0.39)	(0.20)	(0.24)	(0.44)	10.92	(3.46)	0.67	0.36	1.14	12,852	36
2014	10.00	0.14	1.82	1.96	(0.19)	(0.02)	(0.21)	11.75	19.81	0.76	0.36	1.45	18,090	22

(See Notes which are an integral part of the Financial Statements)

26

Financial Highlights—Investor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (2)(3)		Ratios to Average Net Assets (1)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
											Gross Expenses	Net Expenses (4)	Net investment income (4)
2045 Fund
2019(5)	$12.54	$0.27	$(0.68)	$(0.41)	$(0.22)	$(0.26)	$(0.48)	$11.65	(2.82	) %	1.65%	0.36%	2.12%	$313	28%
2018	11.93	0.15	1.22	1.37	(0.21)	(0.55)	(0.76)	12.54	11.73		2.10	0.36	1.01	914	35
2017(7)	10.92	0.11	1.41	1.52	(0.13)	(0.38)	(0.51)	11.93	14.58		1.72	0.36	1.03	911	31
2016	10.48	0.09	0.53	0.62	(0.15)	(0.03)	(0.18)	10.92	6.02		1.53	0.36	1.33	868	32
2015	10.84	(0.01)	(0.34)	(0.35)	(0.01)	—	(0.01)	10.48	(3.27)		2.14	0.36	0.26	1,142	95
2014(6)	10.00	0.00	0.84	0.84	—	—	—	10.84	8.40		33.37	0.36	0.04	154	35
2050 Fund
2019(5)	12.81	0.10	(0.55)	(0.45)	(0.25)	(0.41)	(0.66)	11.70	(2.95)		0.76	0.36	1.54	9,977	40
2018	11.99	0.13	1.24	1.37	(0.20)	(0.35)	(0.55)	12.81	11.64		0.75	0.36	0.95	10,017	27
2017	11.05	0.21	1.34	1.55	(0.13)	(0.48)	(0.61)	11.99	14.67		0.85	0.36	1.55	8,400	27
2016	10.96	0.13	0.50	0.63	(0.16)	(0.38)	(0.54)	11.05	5.98		0.86	0.36	1.15	10,382	29
2015	11.76	0.12	(0.50)	(0.38)	(0.19)	(0.23)	(0.42)	10.96	(3.37)		0.84	0.36	1.06	10,275	39
2014	10.00	0.14	1.81	1.95	(0.17)	(0.02)	(0.19)	11.76	19.69		1.08	0.36	1.36	11,231	28
2055 Fund
2019(5)	12.93	0.28	(0.73)	(0.45)	(0.22)	(0.27)	(0.49)	11.99	(3.03)		1.61	0.36	1.96	141	24
2018	11.90	0.15	1.22	1.37	(0.15)	(0.19)	(0.34)	12.93	11.65		2.07	0.36	0.67	394	26
2017	10.85	0.11	1.40	1.51	(0.12)	(0.34)	(0.46)	11.90	14.39		2.56	0.36	0.91	551	56
2016	10.41	0.09	0.54	0.63	(0.13)	(0.06)	(0.19)	10.85	6.15		3.32	0.36	1.46	410	38
2015	10.85	0.06	(0.42)	(0.36)	(0.06)	(0.02)	(0.08)	10.41	(3.33)		6.91	0.36	0.57	1,049	61
2014(6)	10.00	0.00	0.85	0.85	—	—	—	10.85	8.50		50.05	0.36	0.07	143	123
Conservative Allocation Fund
2019(5)	8.67	0.12	(0.17)	(0.05)	(0.22)	(1.05)	(1.27)	7.35	0.09		0.87	0.33	2.43	12,122	22
2018	10.02	0.21	(0.03)	0.18	(0.40)	(1.13)	(1.53)	8.67	1.79		0.79	0.33	1.99	13,395	29
2017	9.80	0.18	0.28	0.46	(0.24)	(0.00)	(0.24)	10.02	4.83		0.58	0.33	1.55	15,531	40
2016	9.76	0.25	0.21	0.46	(0.23)	(0.19)	(0.42)	9.80	4.98		0.56	0.33	2.23	17,919	31
2015	10.14	0.20	(0.34)	(0.14)	(0.16)	(0.08)	(0.24)	9.76	(1.37)		0.57	0.33	1.97	23,598	39
2014(8)	10.00	0.03	0.11	0.14	—	—	—	10.14	1.40		0.60	0.33	1.17	25,931	10
Moderate Allocation Fund
2019(5)	9.92	0.16	(0.31)	(0.15)	(0.26)	(0.74)	(1.00)	8.77	(0.92)		0.63	0.30	2.04	4,810	36
2018	10.08	0.18	0.31	0.49	(0.19)	(0.46)	(0.65)	9.92	4.94		0.60	0.30	1.69	7,126	31
2017	9.72	0.17	0.55	0.72	(0.22)	(0.14)	(0.36)	10.08	7.59		0.58	0.30	1.43	7,777	39
2016	9.78	0.24	0.23	0.47	(0.20)	(0.33)	(0.53)	9.72	5.13		0.56	0.30	1.92	13,119	38
2015	10.20	0.17	(0.36)	(0.19)	(0.17)	(0.06)	(0.23)	9.78	(1.89)		0.57	0.30	1.72	22,595	30
2014(8)	10.00	0.04	0.16	0.20	—	—	—	10.20	2.00		0.60	0.30	1.60	24,928	8
Balanced Allocation Fund
2019(5)	9.41	0.09	(0.36)	(0.27)	(0.21)	(0.69)	(0.90)	8.24	(2.03)		0.47	0.33	2.00	91,828	35
2018	9.65	0.15	0.60	0.75	(0.18)	(0.81)	(0.99)	9.41	8.06		0.48	0.33	1.39	98,453	29
2017	9.42	0.13	0.79	0.92	(0.18)	(0.51)	(0.69)	9.65	10.33		0.48	0.33	1.19	101,517	35
2016	9.78	0.15	0.32	0.47	(0.17)	(0.66)	(0.83)	9.42	5.23		0.47	0.33	1.54	110,814	33
2015	10.26	0.15	(0.39)	(0.24)	(0.17)	(0.07)	(0.24)	9.78	(2.41)		0.47	0.33	1.38	157,207	29
2014(8)	10.00	0.03	0.23	0.26	—	—	—	10.26	2.60		0.47	0.33	1.14	184,860	6
Growth Allocation Fund
2019(5)	10.58	0.18	(0.61)	(0.43)	(0.22)	(0.79)	(1.01)	9.14	(3.02)		0.56	0.30	1.77	7,113	27
2018	10.23	0.13	0.98	1.11	(0.18)	(0.58)	(0.76)	10.58	11.15		0.56	0.30	1.18	13,887	32
2017	9.57	0.10	1.11	1.21	(0.12)	(0.43)	(0.55)	10.23	13.27		0.57	0.30	1.10	16,758	42
2016	9.82	0.12	0.37	0.49	(0.16)	(0.58)	(0.74)	9.57	5.28		0.56	0.30	1.22	24,691	38
2015	10.31	0.11	(0.41)	(0.30)	(0.16)	(0.03)	(0.19)	9.82	(2.95)		0.57	0.30	1.10	43,023	20
2014(8)	10.00	0.02	0.29	0.31	—	—	—	10.31	3.10		0.60	0.30	0.73	46,520	6

(See Notes which are an integral part of the Financial Statements)

27

Financial Highlights—Investor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (2)(3)		Ratios to Average Net Assets (1)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
											Gross Expenses	Net Expenses (4)	Net investment income (4)
Aggressive Allocation Fund
2019(5)	$10.01	$0.11	$(0.61)	$(0.50)	$(0.21)	$(0.90)	$(1.11)	$8.40	(3.59	) %	0.52%	0.33%	1.74%	$27,030	31%
2018	10.01	0.12	1.20	1.32	(0.19)	(1.13)	(1.32)	10.01	13.90		0.53	0.33	1.06	34,898	27
2017	9.56	0.11	1.27	1.38	(0.10)	(0.83)	(0.93)	10.01	15.60		0.53	0.33	1.03	37,632	33
2016	9.85	0.10	0.38	0.48	(0.13)	(0.64)	(0.77)	9.56	5.14		0.52	0.33	1.04	52,260	33
2015	10.36	0.12	(0.41)	(0.29)	(0.18)	(0.04)	(0.22)	9.85	(2.79)		0.53	0.34	0.73	83,064	44
2014(8)	10.00	0.01	0.35	0.36	—	—	—	10.36	3.60		0.58	0.36	0.42	63,049	3

(1)	Annualized for periods less than one year.
(2)	Based on net asset value as of end of period date.
(3)	Not annualized for periods less than one year.
(4)	The contractual and voluntary expense waivers pursuant to Note 6 of the financial statements are reflected in both the net expense and net investment income ratios.
(5)	For the six months ended February 28, 2019 (Unaudited).
(6)	Reflects operations for the period from December 27, 2013 (inception date) to August 31, 2014.
(7)	Calculated using the average shares method.
(8)	Reflects operations for the period from May 30, 2014 (inception date) to August 31, 2014.

(See Notes which are an integral part of the Financial Statements)

28

Financial Highlights—Institutional Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (2)(3)	Ratios to Average Net Assets (1)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
										Gross Expenses	Net Expenses (4)	Net investment income (4)
Conservative Allocation Fund
2019(5)	$8.97	$4.05	$(4.09)	$(0.04)	$(0.22)	$(1.05)	$(1.27)	$7.66	0.22%	0.64%	0.08%	2.60%	$583	22%
2018	10.02	3.41	(3.20)	0.21	(0.13)	(1.13)	(1.26)	8.97	2.11	0.52	0.08	1.10	1,416	29
2017	9.81	0.18	0.30	0.48	(0.27)	(0.00)	(0.27)	10.02	5.07	0.33	0.08	1.78	26,464	40
2016	9.77	0.24	0.25	0.49	(0.26)	(0.19)	(0.45)	9.81	5.29	0.31	0.08	2.46	29,479	31
2015	10.15	0.23	(0.35)	(0.12)	(0.17)	(0.09)	(0.26)	9.77	(1.22)	0.32	0.08	2.23	29,104	39
2014(6)	10.00	0.04	0.11	0.15	—	—	—	10.15	1.50	0.35	0.08	1.41	29,082	10
Moderate Allocation Fund
2019(5)	9.94	0.08	(0.23)	(0.15)	(0.27)	(0.74)	(1.01)	8.78	(0.87)	0.38	0.05	2.29	6,496	36
2018	10.08	0.28	0.25	0.53	(0.21)	(0.46)	(0.67)	9.94	5.33	0.36	0.05	1.68	5,888	31
2017	9.73	0.17	0.57	0.74	(0.25)	(0.14)	(0.39)	10.08	7.82	0.33	0.05	1.66	9,375	39
2016	9.79	0.23	0.28	0.51	(0.24)	(0.33)	(0.57)	9.73	5.50	0.31	0.05	2.15	11,990	38
2015	10.21	0.21	(0.38)	(0.17)	(0.18)	(0.07)	(0.25)	9.79	(1.75)	0.32	0.05	1.95	16,112	30
2014(6)	10.00	0.05	0.16	0.21	—	—	—	10.21	2.10	0.35	0.05	1.82	17,704	8
Balanced Allocation Fund
2019(5)	9.42	0.14	(0.40)	(0.26)	(0.23)	(0.69)	(0.92)	8.24	(1.86)	0.22	0.08	2.05	35,560	35
2018	9.66	0.19	0.58	0.77	(0.20)	(0.81)	(1.01)	9.42	8.27	0.23	0.08	1.61	47,597	29
2017	9.43	0.13	0.81	0.94	(0.20)	(0.51)	(0.71)	9.66	10.67	0.23	0.08	1.42	52,821	35
2016	9.79	0.17	0.33	0.50	(0.20)	(0.66)	(0.86)	9.43	5.54	0.22	0.08	1.73	74,515	33
2015	10.26	0.17	(0.39)	(0.22)	(0.19)	(0.06)	(0.25)	9.79	(2.17)	0.22	0.08	1.59	81,475	29
2014(6)	10.00	0.04	0.22	0.26	—	—	—	10.26	2.60	0.22	0.08	1.39	79,584	6
Growth Allocation Fund
2019(5)	10.59	0.09	(0.52)	(0.43)	(0.24)	(0.79)	(1.03)	9.13	(2.90)	0.31	0.05	2.13	17,156	27
2018	10.23	0.15	1.00	1.15	(0.21)	(0.58)	(0.79)	10.59	11.59	0.31	0.05	1.42	11,441	32
2017	9.58	0.09	1.14	1.23	(0.15)	(0.43)	(0.58)	10.23	13.51	0.32	0.05	1.15	8,969	42
2016	9.84	0.14	0.37	0.51	(0.19)	(0.58)	(0.77)	9.58	5.50	0.31	0.05	1.48	9,696	38
2015	10.32	0.15	(0.42)	(0.27)	(0.18)	(0.03)	(0.21)	9.84	(2.72)	0.32	0.05	1.32	15,252	20
2014(6)	10.00	0.02	0.30	0.32	—	—	—	10.32	3.20	0.35	0.05	0.96	18,598	6
Aggressive Allocation Fund
2019(5)	10.01	0.12	(0.61)	(0.49)	(0.23)	(0.90)	(1.13)	8.39	(3.40)	0.27	0.08	1.93	13,422	31
2018	10.00	0.15	1.20	1.35	(0.21)	(1.13)	(1.34)	10.01	14.26	0.28	0.08	1.23	15,878	27
2017	9.57	0.14	1.25	1.39	(0.13)	(0.83)	(0.96)	10.00	15.79	0.28	0.08	1.29	14,685	33
2016	9.87	0.11	0.39	0.50	(0.16)	(0.64)	(0.80)	9.57	5.41	0.27	0.08	1.31	24,026	33
2015	10.37	0.14	(0.40)	(0.26)	(0.19)	(0.05)	(0.24)	9.87	(2.55)	0.28	0.09	1.06	31,770	44
2014(6)	10.00	0.02	0.35	0.37	—	—	—	10.37	3.70	0.33	0.11	0.66	27,401	3

(1)	Annualized for periods less than one year.
(2)	Based on net asset value as of end of period date.
(3)	Not annualized for periods less than one year.
(4)	The contractual and voluntary expense waivers pursuant to Note 6 of the financial statements are reflected in both the net expense and net investment income ratios.
(5)	For the six months ended February 28, 2019 (Unaudited).
(6)	Reflects operations for the period from May 30, 2014 (inception date) to August 31, 2014.

(See Notes which are an integral part of the Financial Statements)

29

Financial Highlights—Retirement Class R-3 of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (2)(3)	Ratios to Average Net Assets (1)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
										Gross Expenses	Net Expenses (4)	Net investment income (loss) (4)
In-Retirement Fund
2019(5)	$9.01	$0.18	$(0.25)	$(0.07)	$(0.25)	$(0.49)	$(0.74)	$8.20	(0.30)%	1.82%	0.58%	3.06%	$135	21%
2018	9.42	0.15	0.17	0.32	(0.17)	(0.56)	(0.73)	9.01	3.43	1.60	0.58	1.85	766	35
2017	9.54	0.32	0.25	0.57	(0.20)	(0.49)	(0.69)	9.42	6.39	1.67	0.58	1.57	634	26
2016	10.01	0.19	0.28	0.47	(0.21)	(0.73)	(0.94)	9.54	5.19	1.50	0.58	1.77	1,720	44
2015	11.03	0.19	(0.42)	(0.23)	(0.26)	(0.53)	(0.79)	10.01	(2.24)	1.28	0.58	1.76	2,149	53
2014	10.00	0.19	0.98	1.17	(0.12)	(0.02)	(0.14)	11.03	11.74	1.33	0.58	1.64	4,283	45
2015 Fund
2019(5)	11.57	0.12	(0.26)	(0.14)	(0.33)	(0.61)	(0.94)	10.49	(0.71)	5.72	0.58	2.29	106	22
2018	11.30	0.19	0.31	0.50	(0.21)	(0.02)	(0.23)	11.57	4.46	4.58	0.58	1.69	117	38
2017	10.65	0.14	0.70	0.84	(0.19)	—	(0.19)	11.30	8.07	4.54	0.58	1.31	114	72
2016	10.41	0.26	0.30	0.56	(0.21)	(0.11)	(0.32)	10.65	5.57	4.32	0.58	1.75	136	49
2015	10.72	0.09	(0.36)	(0.27)	(0.04)	—	(0.04)	10.41	(2.50)	4.46	0.58	1.33	221	83
2014(6)	10.00	0.03	0.69	0.72	—	—	—	10.72	7.20	73.79	0.58	1.18	105	29
2020 Fund
2019(5)	10.59	0.13	(0.38)	(0.25)	(0.21)	(0.76)	(0.97)	9.37	(1.56)	0.88	0.58	2.28	3,457	27
2018	10.53	0.21	0.52	0.73	(0.16)	(0.51)	(0.67)	10.59	7.06	0.85	0.58	1.63	4,533	29
2017	10.22	0.16	0.79	0.95	(0.16)	(0.48)	(0.64)	10.53	9.87	0.88	0.58	1.32	6,813	23
2016	10.48	0.17	0.39	0.56	(0.18)	(0.64)	(0.82)	10.22	5.74	0.88	0.58	1.44	11,985	39
2015	11.33	0.17	(0.48)	(0.31)	(0.22)	(0.32)	(0.54)	10.48	(2.88)	0.84	0.58	1.39	15,177	37
2014	10.00	0.15	1.36	1.51	(0.14)	(0.04)	(0.18)	11.33	15.23	0.88	0.58	1.28	23,025	35
2025 Fund
2019(5)	12.41	0.36	(0.66)	(0.30)	(0.24)	(0.25)	(0.49)	11.62	(2.05)	1.16	0.58	1.88	65	24
2018	11.56	0.21	0.77	0.98	—	(0.13)	(0.13)	12.41	8.53	1.28	0.58	1.26	109	33
2017	10.69	0.24	0.97	1.21	(0.15)	(0.19)	(0.34)	11.56	11.66	1.29	0.58	1.17	150	31
2016	10.38	0.14	0.42	0.56	(0.16)	(0.09)	(0.25)	10.69	5.49	1.26	0.58	1.30	1,053	33
2015	10.76	0.03	(0.36)	(0.33)	(0.05)	—	(0.05)	10.38	(3.06)	1.51	0.58	0.74	1,388	53
2014(6)	10.00	0.04	0.72	0.76	—	—	—	10.76	7.60	24.85	0.58	0.59	2	22
2030 Fund
2019(5)	12.09	0.40	(0.78)	(0.38)	(0.20)	(0.55)	(0.75)	10.96	(2.45)	0.83	0.62	3.14	1,319	29
2018	11.55	0.17	0.93	1.10	(0.14)	(0.42)	(0.56)	12.09	9.63	0.82	0.62	0.98	3,844	32
2017	10.78	0.14	1.17	1.31	(0.12)	(0.42)	(0.54)	11.55	12.70	0.86	0.62	1.13	6,316	25
2016	10.82	0.12	0.45	0.57	(0.15)	(0.46)	(0.61)	10.78	5.53	0.86	0.62	1.15	9,875	33
2015	11.59	0.13	(0.51)	(0.38)	(0.14)	(0.25)	(0.39)	10.82	(3.39)	0.84	0.62	1.09	12,812	45
2014	10.00	0.13	1.65	1.78	(0.17)	(0.02)	(0.19)	11.59	17.98	0.91	0.62	1.21	20,329	29
2035 Fund
2019(5)	12.24	0.10	(0.51)	(0.41)	(0.24)	(0.32)	(0.56)	11.27	(2.83)	1.53	0.62	1.82	128	26
2018	11.63	0.10	1.12	1.22	(0.06)	(0.55)	(0.61)	12.24	10.76	1.70	0.62	0.69	123	32
2017	10.67	0.11	1.29	1.40	(0.12)	(0.32)	(0.44)	11.63	13.59	1.38	0.62	0.99	120	32
2016	10.27	0.12	0.44	0.56	(0.12)	(0.04)	(0.16)	10.67	5.55	1.27	0.62	1.06	492	29
2015	10.68	(0.03)	(0.36)	(0.39)	(0.02)	—	(0.02)	10.27	(3.65)	1.54	0.62	(0.13)	734	96
2014(6)	10.00	0.01	0.67	0.68	—	—	—	10.68	6.80	23.88	0.62	0.19	3	29
2040 Fund
2019(5)	11.78	0.30	(0.74)	(0.44)	(0.19)	(0.53)	(0.72)	10.62	(3.05)	0.94	0.61	3.11	674	33
2018	11.57	0.10	1.16	1.26	(0.14)	(0.91)	(1.05)	11.78	11.31	0.92	0.61	0.74	2,061	29
2017	10.69	0.19	1.26	1.45	(0.10)	(0.47)	(0.57)	11.57	14.17	0.98	0.61	1.22	2,555	24
2016	10.91	0.12	0.44	0.56	(0.11)	(0.67)	(0.78)	10.69	5.48	0.96	0.61	1.06	4,991	31
2015	11.72	0.10	(0.50)	(0.40)	(0.17)	(0.24)	(0.41)	10.91	(3.57)	0.92	0.61	0.92	7,748	36
2014	10.00	0.11	1.82	1.93	(0.19)	(0.02)	(0.21)	11.72	19.42	1.01	0.61	0.97	11,429	22

(See Notes which are an integral part of the Financial Statements)

30

Financial Highlights—Retirement Class R-3 of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (2)(3)	Ratios to Average Net Assets (1)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
										Gross Expenses	Net Expenses (4)	Net investment income (loss) (4)
2045 Fund
2019(5)	$12.65	$0.10	$(0.54)	$(0.44)	$(0.22)	$(0.26)	$(0.48)	$11.73	(3.04)%	1.87%	0.61%	1.90%	$73	28%
2018	11.87	0.06	1.27	1.33	—	(0.55)	(0.55)	12.65	11.37	2.32	0.61	0.78	74	35
2017(7)	10.87	0.09	1.41	1.50	(0.12)	(0.38)	(0.50)	11.87	14.35	1.97	0.61	0.80	53	31
2016	10.42	0.13	0.46	0.59	(0.11)	(0.03)	(0.14)	10.87	5.74	1.78	0.61	1.02	426	32
2015	10.82	(0.07)	(0.31)	(0.38)	(0.02)	—	(0.02)	10.42	(3.53)	2.39	0.61	(0.90)	746	95
2014(6)	10.00	0.00	0.82	0.82	—	—	—	10.82	8.20	33.62	0.61	0.01	3	35
2050 Fund
2019(5)	12.80	0.40	(0.86)	(0.46)	(0.20)	(0.41)	(0.61)	11.73	(3.05)	1.01	0.61	3.27	533	40
2018	11.97	0.11	1.23	1.34	(0.16)	(0.35)	(0.51)	12.80	11.38	1.00	0.61	0.74	1,978	27
2017	11.04	0.14	1.38	1.52	(0.11)	(0.48)	(0.59)	11.97	14.38	1.10	0.61	1.07	3,115	27
2016	10.95	0.10	0.50	0.60	(0.13)	(0.38)	(0.51)	11.04	5.66	1.11	0.61	0.98	4,515	29
2015	11.74	0.09	(0.50)	(0.41)	(0.15)	(0.23)	(0.38)	10.95	(3.57)	1.09	0.61	0.81	5,072	39
2014	10.00	0.11	1.82	1.93	(0.17)	(0.02)	(0.19)	11.74	19.40	1.33	0.61	0.87	6,826	28
2055 Fund
2019(5)	12.80	0.13	(0.59)	(0.46)	(0.22)	(0.27)	(0.49)	11.85	(3.14)	1.82	0.61	2.09	115	24
2018	11.83	0.14	1.19	1.33	(0.17)	(0.19)	(0.36)	12.80	11.39	2.37	0.61	2.44	117	26
2017	10.80	0.07	1.41	1.48	(0.11)	(0.34)	(0.45)	11.83	14.22	2.81	0.61	1.09	94	56
2016	10.38	0.09	0.50	0.59	(0.11)	(0.06)	(0.17)	10.80	5.73	3.57	0.61	0.82	477	38
2015	10.84	0.03	(0.41)	(0.38)	(0.06)	(0.02)	(0.08)	10.38	(3.55)	7.16	0.61	0.14	395	61
2014(6)	10.00	0.01	0.83	0.84	—	—	—	10.84	8.40	50.30	0.61	0.44	54	123
Conservative Allocation Fund
2019(5)	8.84	0.05	(0.12)	(0.07)	(0.21)	(1.05)	(1.26)	7.51	(0.14)	1.12	0.58	2.21	899	22
2018	10.01	0.52	(0.36)	0.16	(0.20)	(1.13)	(1.33)	8.84	1.58	1.04	0.58	1.41	956	29
2017	9.80	0.13	0.30	0.43	(0.22)	(0.00)	(0.22)	10.01	4.52	0.83	0.58	1.34	3,012	40
2016	9.74	0.21	0.24	0.45	(0.20)	(0.19)	(0.39)	9.80	4.82	0.81	0.58	1.97	6,802	31
2015	10.14	0.20	(0.37)	(0.17)	(0.15)	(0.08)	(0.23)	9.74	(1.72)	0.82	0.58	1.74	7,624	39
2014(8)	10.00	0.02	0.12	0.14	—	—	—	10.14	1.40	0.85	0.58	0.91	11,583	10
Moderate Allocation Fund
2019(5)	9.91	0.08	(0.24)	(0.16)	(0.22)	(0.74)	(0.96)	8.79	(1.11)	0.88	0.55	1.99	6,862	36
2018	10.08	0.20	0.26	0.46	(0.17)	(0.46)	(0.63)	9.91	4.65	0.85	0.55	1.43	8,095	31
2017	9.72	0.11	0.58	0.69	(0.19)	(0.14)	(0.33)	10.08	7.37	0.83	0.55	1.10	13,725	39
2016	9.76	0.26	0.19	0.45	(0.16)	(0.33)	(0.49)	9.72	4.90	0.81	0.55	1.65	12,695	38
2015	10.20	0.15	(0.37)	(0.22)	(0.16)	(0.06)	(0.22)	9.76	(2.23)	0.82	0.55	1.45	22,279	30
2014(8)	10.00	0.03	0.17	0.20	—	—	—	10.20	2.00	0.85	0.55	1.33	19,949	8
Balanced Allocation Fund
2019(5)	9.41	0.09	(0.37)	(0.28)	(0.19)	(0.69)	(0.88)	8.25	(2.21)	0.72	0.58	1.97	15,628	35
2018	9.64	0.13	0.59	0.72	(0.14)	(0.81)	(0.95)	9.41	7.77	0.73	0.58	1.16	19,213	29
2017	9.40	0.09	0.80	0.89	(0.14)	(0.51)	(0.65)	9.64	10.11	0.73	0.58	0.92	23,649	35
2016	9.76	0.13	0.31	0.44	(0.14)	(0.66)	(0.80)	9.40	4.94	0.72	0.58	1.28	29,095	33
2015	10.25	0.12	(0.38)	(0.26)	(0.16)	(0.07)	(0.23)	9.76	(2.64)	0.72	0.58	1.15	38,677	29
2014(8)	10.00	0.02	0.23	0.25	—	—	—	10.25	2.50	0.72	0.58	0.89	44,647	6
Growth Allocation Fund
2019(5)	10.58	0.13	(0.58)	(0.45)	(0.18)	(0.79)	(0.97)	9.16	(3.19)	0.81	0.55	1.95	7,869	27
2018	10.22	0.10	0.99	1.09	(0.15)	(0.58)	(0.73)	10.58	11.00	0.81	0.55	0.91	15,107	32
2017	9.55	0.10	1.08	1.18	(0.08)	(0.43)	(0.51)	10.22	12.96	0.82	0.55	0.85	18,846	42
2016	9.81	0.09	0.37	0.46	(0.14)	(0.58)	(0.72)	9.55	4.95	0.81	0.55	0.91	25,876	38
2015	10.30	0.09	(0.40)	(0.31)	(0.15)	(0.03)	(0.18)	9.81	(3.10)	0.82	0.55	0.83	28,903	20
2014(8)	10.00	0.01	0.29	0.30	—	—	—	10.30	3.00	0.85	0.55	0.46	31,065	6

(See Notes which are an integral part of the Financial Statements)

31

Financial Highlights—Retirement Class R-3 of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (2)(3)	Ratios to Average Net Assets (1)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
										Gross Expenses	Net Expenses (4)	Net investment income (4)
Aggressive Allocation Fund
2019(5)	$9.99	$0.08	$(0.60)	$(0.52)	$(0.19)	$(0.90)	$(1.09)	$8.38	(3.85)%	0.77%	0.58%	1.49%	$15,959	31%
2018	9.98	0.10	1.20	1.30	(0.16)	(1.13)	(1.29)	9.99	13.70	0.78	0.58	0.79	16,950	27
2017	9.55	0.06	1.29	1.35	(0.09)	(0.83)	(0.92)	9.98	15.24	0.78	0.58	0.63	17,152	33
2016	9.84	0.07	0.38	0.45	(0.10)	(0.64)	(0.74)	9.55	4.87	0.77	0.58	0.77	19,395	33
2015	10.35	0.10	(0.40)	(0.30)	(0.17)	(0.04)	(0.21)	9.84	(2.94)	0.78	0.59	0.48	22,578	44
2014(8)	10.00	0.00	0.35	0.35	—	—	—	10.35	3.50	0.83	0.61	0.16	16,200	3

(1)	Annualized for periods less than one year.
(2)	Based on net asset value as of end of period date.
(3)	Not annualized for periods less than one year.
(4)	The contractual and voluntary expense waivers pursuant to Note 6 of the financial statements are reflected in both the net expense and net investment income ratios.
(5)	For the six months ended February 28, 2019 (Unaudited).
(6)	Reflects operations for the period from December 27, 2013 (inception date) to August 31, 2014.
(7)	Calculated using the average shares method.
(8)	Reflects operations for the period from May 30, 2014 (inception date) to August 31, 2014.

(See Notes which are an integral part of the Financial Statements)

32

Financial Highlights—Retirement Class R-6 of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (2)(3)	Ratios to Average Net Assets (1)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
										Gross Expenses	Net Expenses (4)(5)	Net investment income (4)
In-Retirement Fund
2019(6)	$8.97	$0.13	$(0.16)	$(0.03)	$(0.25)	$(0.49)	$(0.74)	$8.20	0.16%	1.18%	0.00%	3.12%	$8,664	21%
2018	9.40	0.23	0.14	0.37	(0.24)	(0.56)	(0.80)	8.97	3.99	0.95	0.00	2.47	10,490	35
2017	9.55	0.22	0.40	0.62	(0.28)	(0.49)	(0.77)	9.40	7.04	1.02	0.00	2.11	10,885	26
2016	10.05	0.26	0.27	0.53	(0.30)	(0.73)	(1.03)	9.55	5.85	0.85	0.00	2.37	16,406	44
2015	11.08	0.29	(0.45)	(0.16)	(0.34)	(0.53)	(0.87)	10.05	(1.54)	0.63	0.00	2.35	16,611	53
2014	10.00	0.25	0.99	1.24	(0.14)	(0.02)	(0.16)	11.08	12.47	0.68	0.00	2.31	20,128	45
2015 Fund
2019(6)	11.66	0.17	(0.27)	(0.10)	(0.33)	(0.61)	(0.94)	10.62	(0.36)	5.07	0.00	2.90	2,067	22
2018	11.39	0.29	0.29	0.58	(0.29)	(0.02)	(0.31)	11.66	5.12	3.96	0.00	2.37	2,384	38
2017	10.73	0.19	0.73	0.92	(0.26)	—	(0.26)	11.39	8.80	3.89	0.00	1.97	3,390	72
2016	10.50	0.25	0.38	0.63	(0.29)	(0.11)	(0.40)	10.73	6.22	3.67	0.00	2.21	3,744	49
2015	10.78	0.13	(0.34)	(0.21)	(0.07)	—	(0.07)	10.50	(1.92)	3.81	0.00	1.94	4,234	83
2014(7)	10.00	0.08	0.70	0.78	—	—	—	10.78	7.80	73.14	0.00	1.75	174	29
2020 Fund
2019(6)	10.58	0.14	(0.35)	(0.21)	(0.26)	(0.76)	(1.02)	9.35	(1.17)	0.23	0.00	2.78	47,591	27
2018	10.54	0.22	0.57	0.79	(0.24)	(0.51)	(0.75)	10.58	7.72	0.20	0.00	2.00	54,683	29
2017	10.23	0.19	0.83	1.02	(0.23)	(0.48)	(0.71)	10.54	10.66	0.23	0.00	1.76	56,024	23
2016	10.52	0.21	0.41	0.62	(0.27)	(0.64)	(0.91)	10.23	6.39	0.23	0.00	2.01	62,358	39
2015	11.38	0.25	(0.50)	(0.25)	(0.29)	(0.32)	(0.61)	10.52	(2.28)	0.19	0.00	1.98	53,085	37
2014	10.00	0.22	1.36	1.58	(0.16)	(0.04)	(0.20)	11.38	15.98	0.23	0.00	1.97	59,502	35
2025 Fund
2019(6)	12.36	0.15	(0.42)	(0.27)	(0.25)	(0.25)	(0.50)	11.59	(1.77)	0.50	0.00	2.51	28,374	24
2018	11.68	0.21	0.86	1.07	(0.26)	(0.13)	(0.39)	12.36	9.30	0.61	0.00	1.75	25,266	33
2017	10.81	0.17	1.11	1.28	(0.22)	(0.19)	(0.41)	11.68	12.20	0.64	0.00	1.75	20,473	31
2016	10.48	0.19	0.44	0.63	(0.21)	(0.09)	(0.30)	10.81	6.15	0.61	0.00	1.83	28,905	33
2015	10.81	0.09	(0.35)	(0.26)	(0.07)	—	(0.07)	10.48	(2.45)	0.86	0.00	1.48	26,042	53
2014(7)	10.00	0.05	0.76	0.81	—	—	—	10.81	8.10	24.20	0.00	1.39	1,363	22
2030 Fund
2019(6)	12.09	0.13	(0.48)	(0.35)	(0.28)	(0.55)	(0.83)	10.91	(2.18)	0.18	0.00	2.52	68,229	29
2018	11.57	0.19	0.98	1.17	(0.23)	(0.42)	(0.65)	12.09	10.34	0.17	0.00	1.62	75,347	32
2017	10.81	0.16	1.22	1.38	(0.20)	(0.42)	(0.62)	11.57	13.38	0.21	0.00	1.48	66,995	25
2016	10.87	0.19	0.45	0.64	(0.24)	(0.46)	(0.70)	10.81	6.21	0.21	0.00	1.66	73,828	33
2015	11.64	0.16	(0.46)	(0.30)	(0.22)	(0.25)	(0.47)	10.87	(2.70)	0.19	0.00	1.57	60,302	45
2014	10.00	0.19	1.66	1.85	(0.19)	(0.02)	(0.21)	11.64	18.70	0.26	0.00	1.50	48,829	29
2035 Fund
2019(6)	12.24	0.14	(0.52)	(0.38)	(0.24)	(0.32)	(0.56)	11.30	(2.59)	0.88	0.00	2.30	16,174	26
2018	11.77	0.20	1.11	1.31	(0.29)	(0.55)	(0.84)	12.24	11.50	1.06	0.00	1.48	14,524	32
2017	10.79	0.14	1.34	1.48	(0.18)	(0.32)	(0.50)	11.77	14.31	0.73	0.00	1.70	12,216	32
2016	10.38	0.17	0.47	0.64	(0.19)	(0.04)	(0.23)	10.79	6.26	0.62	0.00	1.57	30,132	29
2015	10.73	0.04	(0.36)	(0.32)	(0.03)	—	(0.03)	10.38	(2.99)	0.89	0.00	0.97	27,613	96
2014(7)	10.00	0.04	0.69	0.73	—	—	—	10.73	7.30	23.23	0.00	1.06	1,201	29
2040 Fund
2019(6)	11.75	0.12	(0.53)	(0.41)	(0.24)	(0.53)	(0.77)	10.57	(2.72)	0.29	0.00	2.40	41,702	33
2018	11.58	0.17	1.15	1.32	(0.24)	(0.91)	(1.15)	11.75	11.90	0.27	0.00	1.43	45,999	29
2017	10.71	0.14	1.38	1.52	(0.18)	(0.47)	(0.65)	11.58	14.98	0.33	0.00	1.40	38,944	24
2016	10.96	0.17	0.46	0.63	(0.21)	(0.67)	(0.88)	10.71	6.17	0.31	0.00	1.51	48,219	31
2015	11.78	0.16	(0.50)	(0.34)	(0.24)	(0.24)	(0.48)	10.96	(2.98)	0.27	0.00	1.45	40,193	36
2014	10.00	0.18	1.83	2.01	(0.21)	(0.02)	(0.23)	11.78	20.26	0.36	0.00	1.39	39,760	22

(See Notes which are an integral part of the Financial Statements)

33

Financial Highlights—Retirement Class R-6 of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (2)(3)		Ratios to Average Net Assets (1)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
											Gross Expenses	Net Expenses (4)(5)	Net investment income (4)
2045 Fund
2019(6)	$12.62	$0.13	$(0.53)	$(0.40)	$(0.22)	$(0.26)	$(0.48)	$11.74	(2.72	) %	1.23%	0.00%	2.24%	$11,561	28%
2018	12.00	0.19	1.24	1.43	(0.26)	(0.55)	(0.81)	12.62	12.26		1.66	0.00	1.37	10,309	35
2017(8)	10.98	0.19	1.39	1.58	(0.18)	(0.38)	(0.56)	12.00	15.08		1.32	0.00	1.71	6,964	31
2016	10.53	0.16	0.50	0.66	(0.18)	(0.03)	(0.21)	10.98	6.38		1.13	0.00	1.48	15,877	32
2015	10.87	0.03	(0.35)	(0.32)	(0.02)	—	(0.02)	10.53	(2.91)		1.74	0.00	0.85	13,046	95
2014(7)	10.00	0.04	0.83	0.87	—	—	—	10.87	8.70		32.97	0.00	0.93	895	35
2050 Fund
2019(6)	12.82	0.12	(0.55)	(0.43)	(0.25)	(0.41)	(0.66)	11.73	(2.75)		0.36	0.00	2.49	30,461	40
2018	12.00	0.19	1.24	1.43	(0.26)	(0.35)	(0.61)	12.82	12.11		0.35	0.00	1.42	34,564	27
2017	11.08	0.14	1.45	1.59	(0.19)	(0.48)	(0.67)	12.00	15.09		0.45	0.00	1.28	28,173	27
2016	11.00	0.17	0.50	0.67	(0.21)	(0.38)	(0.59)	11.08	6.37		0.46	0.00	1.48	30,317	29
2015	11.80	0.14	(0.48)	(0.34)	(0.23)	(0.23)	(0.46)	11.00	(2.99)		0.44	0.00	1.37	22,487	39
2014	10.00	0.18	1.83	2.01	(0.19)	(0.02)	(0.21)	11.80	20.24		0.68	0.00	1.39	17,346	28
2055 Fund
2019(6)	12.97	0.14	(0.56)	(0.42)	(0.22)	(0.27)	(0.49)	12.06	(2.79)		1.17	0.00	2.27	12,949	24
2018	11.97	0.18	1.25	1.43	(0.24)	(0.19)	(0.43)	12.97	12.17		1.60	0.00	1.35	10,755	26
2017	10.91	0.16	1.41	1.57	(0.17)	(0.34)	(0.51)	11.97	14.93		2.16	0.00	1.53	6,561	56
2016	10.47	0.15	0.51	0.66	(0.16)	(0.06)	(0.22)	10.91	6.43		2.92	0.00	1.30	6,866	38
2015	10.89	0.07	(0.39)	(0.32)	(0.08)	(0.02)	(0.10)	10.47	(2.96)		6.51	0.00	0.90	2,809	61
2014(7)	10.00	0.03	0.86	0.89	—	—	—	10.89	8.90		49.65	0.00	0.84	477	123
Conservative Allocation Fund
2019(6)	8.68	0.14	(0.18)	(0.04)	(0.22)	(1.05)	(1.27)	7.37	0.21		0.47	0.00	2.79	25,037	22
2018	10.03	0.21	0.01	0.22	(0.44)	(1.13)	(1.57)	8.68	2.28		0.39	0.00	2.42	21,748	29
2017	9.82	0.27	0.23	0.50	(0.29)	(0.00)	(0.29)	10.03	5.22		0.18	0.00	1.96	28,927	40
2016	9.79	0.25	0.24	0.49	(0.27)	(0.19)	(0.46)	9.82	5.34		0.16	0.00	2.61	88,818	31
2015	10.15	0.25	(0.34)	(0.09)	(0.19)	(0.08)	(0.27)	9.79	(0.94)		0.17	0.00	2.38	86,637	39
2014(9)	10.00	0.04	0.11	0.15	—	—	—	10.15	1.50		0.20	0.00	1.57	92,207	10
Moderate Allocation Fund
2019(6)	9.92	0.11	(0.24)	(0.13)	(0.27)	(0.74)	(1.01)	8.78	(0.67)		0.23	0.00	2.73	51,581	36
2018	10.09	0.22	0.31	0.53	(0.24)	(0.46)	(0.70)	9.92	5.33		0.20	0.00	2.12	60,855	31
2017	9.74	0.21	0.54	0.75	(0.26)	(0.14)	(0.40)	10.09	8.02		0.18	0.00	1.83	80,283	39
2016	9.80	0.22	0.30	0.52	(0.25)	(0.33)	(0.58)	9.74	5.67		0.16	0.00	2.27	101,327	38
2015	10.21	0.21	(0.37)	(0.16)	(0.19)	(0.06)	(0.25)	9.80	(1.56)		0.17	0.00	2.11	93,206	30
2014(9)	10.00	0.05	0.16	0.21	—	—	—	10.21	2.10		0.20	0.00	1.99	95,654	8
Balanced Allocation Fund
2019(6)	9.42	0.11	(0.37)	(0.26)	(0.23)	(0.69)	(0.92)	8.24	(1.85)		0.07	0.00	2.37	176,517	35
2018	9.66	0.18	0.61	0.79	(0.22)	(0.81)	(1.03)	9.42	8.51		0.08	0.00	1.82	180,451	29
2017	9.44	0.19	0.76	0.95	(0.22)	(0.51)	(0.73)	9.66	10.73		0.08	0.00	1.67	193,690	35
2016	9.80	0.18	0.33	0.51	(0.21)	(0.66)	(0.87)	9.44	5.70		0.07	0.00	1.87	252,982	33
2015	10.27	0.18	(0.39)	(0.21)	(0.19)	(0.07)	(0.26)	9.80	(2.08)		0.07	0.00	1.78	247,496	29
2014(9)	10.00	0.04	0.23	0.27	—	—	—	10.27	2.70		0.07	0.00	1.54	284,021	6
Growth Allocation Fund
2019(6)	10.59	0.10	(0.52)	(0.42)	(0.24)	(0.79)	(1.03)	9.14	(2.80)		0.16	0.00	2.11	87,284	27
2018	10.24	0.17	0.99	1.16	(0.23)	(0.58)	(0.81)	10.59	11.66		0.17	0.00	1.59	82,185	32
2017	9.59	0.16	1.09	1.25	(0.17)	(0.43)	(0.60)	10.24	13.69		0.17	0.00	1.49	84,417	42
2016	9.85	0.15	0.37	0.52	(0.20)	(0.58)	(0.78)	9.59	5.67		0.16	0.00	1.51	79,852	38
2015	10.32	0.16	(0.41)	(0.25)	(0.19)	(0.03)	(0.22)	9.85	(2.52)		0.17	0.00	1.47	67,727	20
2014	10.00	0.03	0.29	0.32	—	—	—	10.32	3.20		0.20	0.00	1.11	56,647	6

(See Notes which are an integral part of the Financial Statements)

34

Financial Highlights—Retirement Class R-6 of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (2)(3)		Ratios to Average Net Assets (1)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
											Gross Expenses	Net Expenses (4)(5)	Net investment income (4)
Aggressive Allocation Fund
2019(6)	$10.02	$0.10	$(0.60)	$(0.50)	$(0.23)	$(0.90)	$(1.13)	$8.39	(3.50	) %	0.12%	0.00%	2.14%	$115,149	31%
2018	10.01	0.16	1.21	1.37	(0.23)	(1.13)	(1.36)	10.02	14.51		0.13	0.00	1.47	112,003	27
2017	9.58	0.15	1.26	1.41	(0.15)	(0.83)	(0.98)	10.01	16.00		0.13	0.00	1.43	105,925	33
2016	9.88	0.14	0.38	0.52	(0.18)	(0.64)	(0.82)	9.58	5.58		0.12	0.00	1.38	123,203	33
2015	10.37	0.17	(0.41)	(0.24)	(0.21)	(0.04)	(0.25)	9.88	(2.37)		0.12	0.00	1.12	113,933	44
2014(9)	10.00	0.02	0.35	0.37	—	—	—	10.37	3.70		0.18	0.00	0.82	73,040	3

(1)	Annualized for periods less than one year.
(2)	Based on net asset value as of end of period date.
(3)	Not annualized for periods less than one year.
(4)	The contractual and voluntary expense waivers pursuant to Note 6 of the financial statements are reflected in both the net expense and net investment income ratios.
(5)	Please refer to Note 5, subsection Investment Adviser Fee and Other Transactions with Affiliates, in the Notes to Financial Statements.
(6)	For the six months ended February 28, 2019 (Unaudited).
(7)	Reflects operations for the period from December 27, 2013 (inception date) to August 31, 2014.
(8)	Calculated using the average shares method.
(9)	Reflects operations for the period from May 30, 2014 (inception date) to August 31, 2014.

(See Notes which are an integral part of the Financial Statements)

35

February 28, 2019 (Unaudited)

Notes to Financial Statements	BMO Funds

1.	Organization

BMO Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. As of February 28, 2019, the Corporation consisted of 42 portfolios, including 10 target retirement and 5 target risk diversified portfolios within this semi-annual report (individually referred to as the “Fund,” or collectively as the “Funds”), each with differing share class offerings as well as 27 other portfolios whose semi-annual report is available under a separate cover. BMO Asset Management Corp. serves as the Funds’ investment adviser (the “Adviser”), a Delaware corporation headquartered in Chicago, Illinois that is a wholly-owned subsidiary of BMO Financial Corp.

BMO Fund names as displayed throughout this report	Fund Inception Date	Investment Objective
Target Retirement
In-Retirement Fund	August 30, 2013	The investment objective of each Target Retirement Fund is to achieve growth, income, and conservation of capital to varying degrees depending on its proximity to its target date. As the Fund passes its target date, the Fund will reduce its emphasis on growth and increase its emphasis on income and preservation of capital.
2015 Fund	December 27, 2013
2020 Fund	August 30, 2013
2025 Fund	December 27, 2013
2030 Fund	August 30, 2013
2030 Fund	December 27, 2013
2040 Fund	August 30, 2013
2045 Fund	December 27, 2013
2050 Fund	August 30, 2013
2055 Fund	December 27, 2013
Target Risk
Conservative Allocation Fund	May 30, 2014	To provide total return primarily from income, secondarily from appreciation.
Moderate Allocation Fund	May 30, 2014	To provide total investment return from income and appreciation.
Balanced Allocation Fund	May 30, 2014	To provide total investment return from income and appreciation.
Growth Allocation Fund	May 30, 2014	To provide total investment return from income and appreciation.
Aggressive Allocation Fund	May 30, 2014	To provide total investment return primarily from appreciation, secondarily from income.

The target investment allocation for each of the Target Risk Funds, based on each Fund’s total assets, is set forth below.

Target Risk Fund	Equity	Fixed Income	Money Market Funds
Conservative Allocation Fund	10%–30%	70%–90%	0%–10%
Moderate Allocation Fund	30%–50%	50%–70%	0%–10%
Balanced Allocation Fund	50%–70%	30%–50%	0%–10%
Growth Allocation Fund	70%–90%	10%–30%	0%–10%
Aggressive Allocation Fund	90%–100%	0%	0%–10%

Each Fund seeks to achieve its investment objectives by investing in a mix (without limitation) of BMO Funds and unaffiliated mutual funds. The Funds are designed to provide investors with investment management, asset allocation, and ongoing reallocation over time. Each Fund is considered a “fund of funds” because it invests in other mutual funds. A fund of funds bears its own direct expenses in addition to bearing a proportionate share of expenses charged to the underlying funds in which it invests.

2.	Significant Accounting Policies

The Funds are investment companies and follow the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Investment Valuations—Investments in other open-end registered investment companies are valued at net asset value.

Securities or other assets for which market valuations are not readily available, or are deemed to be inaccurate, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the “Directors”). The Directors have established a Pricing Committee, which is responsible for determinations of fair value, subject to the supervision of the Directors. In determining fair value, the Pricing Committee takes into account all information available and any factors it deems appropriate. Consequently, the price of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that would be realized upon the sale of that security and the differences may be material to the NAV of the Fund or the financial statements presented.

36

BMO Funds

The Pricing Committee may determine that a security needs to be fair valued. In valuing underlying fund investments, the Funds use the NAVs reported by the underlying funds. An underlying fund may need to fair value one or more of its investments, which may, in turn, require a Fund to do the same because of delays in obtaining the underlying fund’s NAV.

Investment Income, Expenses, and Distributions—Investment income and expenses are accrued daily. The Funds distribute net investment income, if any, and net realized gains (net of any capital loss carryovers) annually. Dividend income, realized gain distributions from underlying funds, and distributions to shareholders are recorded on the ex-dividend date except in the case of certain foreign securities, in which dividends are recorded as soon after the ex-dividend date as the Fund’s information agents become aware of such dividends. Non-cash dividends included in dividend income, if any, are recorded at fair value. Paid-in-kind interest included in interest income, if any, is accrued daily.

The Funds offer multiple classes of shares which differ in their respective distribution, administration, and service fees. All shareholders bear the common expenses of the Funds. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in class-specific expenses. Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of total shares outstanding of each class without distinction between share classes. Expenses attributable to a particular class of shares, such as shareholder servicing fees, are allocated directly to that class.

Federal Income Taxes—The policies and procedures of the Funds require compliance with Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribution to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

Securities of Other Investment Companies & Underlying Fund Investment Risk—The Funds may invest in the securities of other investment companies, including exchange-traded funds, within the limits prescribed by the 1940 Act and the rules promulgated thereunder. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. The Funds also may invest in investment companies that are not organized under the laws of the United States. The Fund’s risks are directly related to the risks of the underlying funds. It is important to understand the risks associated with investing in the underlying funds.

Commitments and Contingencies—In the normal course of business, the Corporation enters into contracts that provide general indemnifications to other parties. The Corporation’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Corporation that have not yet occurred. However, the Corporation has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Other—Investment transactions are accounted for on a trade date basis. Net realized gains and losses on securities are computed on the basis of specific security lot identification.

3.	Fair Value Measurement

Fair Valuation Measurement defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting issuer (observable inputs), and (2) the reporting issuer’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into fair value measurement.

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820)—Disclosures Framework—Changes to Disclosure Requirements of Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 effective with the current reporting period as permitted by the standard. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

Various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common and preferred stocks, options and futures contracts, and U.S. registered mutual funds are generally categorized as Level 1.

37

Notes to Financial Statements (continued)

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Fixed income securities, repurchase agreements, cash collateral received as part of the securities lending program, and securities valued by an independent fair value pricing service are generally categorized as Level 2.

Level 3—significant unobservable inputs, including management’s own assumptions in determining the fair value of investments.

For the year ended February 28, 2019, the Funds had no investments in private investment funds, and there were no investments excluded from the fair value hierarchy. It is the Funds’ policy to recognize transfers between category levels at the end of the period. For the period ended February 28, 2019, there were no transfers in and out of Level 1, Level 2 , and Level 3. The Funds did not hold any Level 2 or Level 3 securities as of February 28, 2019.

The following is a summary of the inputs used, as of February 28, 2019, in valuing the Funds’ assets:

	In-Retirement Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$10,850,230	$—	$—	$10,850,230

Total	$10,850,230	$—	$—	$10,850,230

	2015 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$2,281,493	$—	$—	$2,281,493
Short-Term Investments	22,992	—	—	22,992

Total	$2,304,485	$—	$—	$2,304,485

	2020 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$66,337,886	$—	$—	$66,337,886

Total	$66,337,886	$—	$—	$66,337,886

	2025 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$28,588,313	$—	$—	$28,588,313
Short-Term Investments	216,284	—	—	216,284

Total	$28,804,597	$—	$—	$28,804,597

	2030 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$88,347,219	$—	$—	$88,347,219
Short-Term Investments	668,401	—	—	668,401

Total	$89,015,620	$—	$—	$89,015,620

	2035 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$16,308,870	$—	$—	$16,308,870
Short-Term Investments	165,148	—	—	165,148

Total	$16,474,018	$—	$—	$16,474,018

	2040 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$51,663,126	$—	$—	$51,663,126
Short-Term Investments	187,901	—	—	187,901

Total	$51,851,027	$—	$—	$51,851,027

	2045 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$11,702,340	$—	$—	$11,702,340
Short-Term Investments	131,975	—	—	131,975

Total	$11,834,315	$—	$—	$11,834,315

	2050 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$40,319,585	$—	$—	$40,319,585
Short-Term Investments	244,147	—	—	244,147

Total	$40,563,732	$—	$—	$40,563,732

	2055 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$12,871,469	$—	$—	$12,871,469
Short-Term Investments	130,001	—	—	130,001

Total	$13,001,470	$—	$—	$13,001,470

	Conservative Allocation Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$36,980,065	$—	$—	$36,980,065
Short-Term Investments	1,551,908	—	—	1,551,908

Total	$38,531,973	$—	$—	$38,531,973

	Moderate Allocation Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$67,401,586	$—	$—	$67,401,586
Short-Term Investments	2,883,521	—	—	2,883,521

Total	$70,285,107	$—	$—	$70,285,107

	Balanced Allocation Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$307,998,438	$—	$—	$307,998,438
Short-Term Investments	12,709,393	—	—	12,709,393

Total	$320,707,831	$—	$—	$320,707,831

	Growth Allocation Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$114,585,576	$—	$—	$114,585,576
Short-Term Investments	4,122,813	—	—	4,122,813

Total	$118,708,389	$—	$—	$118,708,389

	Aggressive Allocation Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$169,642,823	$—	$—	$169,642,823
Short-Term Investments	1,424,653	—	—	1,424,653

Total	$171,067,476	$—	$—	$171,067,476

38

BMO Funds

4.	Capital Stock

The Articles of Incorporation permit the Directors to issue an indefinite number of full and fractional shares of common stock, par value $0.0001 per share. Transactions in capital stock were as follows:

	In-Retirement Fund		2015 Fund		2020 Fund
	Six Months Ended Year Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	Six Months Ended Year Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	Six Months Ended Year Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$92,263	$183,205	$991	$31,490	$613,574	$2,658,760
Retirement class R-3 of shares	22,342	157,831	—	—	139,814	238,558
Retirement class R-6 of shares	495,497	2,712,547	117,207	369,253	3,378,905	10,542,118

Net proceeds from sale of shares	610,102	3,053,583	118,198	400,743	4,132,293	13,439,436
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	185,237	261,550	6,668	3,627	1,544,242	1,139,073
Retirement class R-3 of shares	53,602	57,797	—	—	412,342	397,134
Retirement class R-6 of shares	857,310	923,578	179,864	88,466	5,264,399	4,002,936

Net proceeds from shares issued	1,096,149	1,242,925	186,532	92,093	7,220,983	5,539,143
Cost of shares redeemed:
Investor class of shares	(537,335)	(1,112,611)	(126,161)	(133,922)	(2,877,201)	(3,719,151)
Retirement class R-3 of shares	(651,951)	(48,983)	—	—	(1,143,945)	(2,972,276)
Retirement class R-6 of shares	(2,256,787)	(3,553,529)	(417,659)	(1,536,738)	(9,498,665)	(16,139,362)

Net cost of shares redeemed	(3,446,073)	(4,715,123)	(543,820)	(1,670,660)	(13,519,811)	(22,830,789)

Net change resulting from fund share transactions in dollars	$(1,739,822)	$(418,615)	$(239,090)	$(1,177,824)	$(2,166,535)	$(3,852,210)

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	10,785	20,342	88	2,737	64,405	252,294
Retirement class R-3 of shares	2,676	16,761	—	—	14,999	22,745
Retirement class R-6 of shares	57,864	301,530	10,857	32,017	347,242	1,001,321

Net sale of shares	71,325	338,633	10,945	34,754	426,646	1,276,360
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	23,870	29,454	669	316	178,732	110,697
Retirement class R-3 of shares	6,890	6,480	—	—	47,450	38,445
Retirement class R-6 of shares	110,336	104,359	17,968	7,713	607,898	389,391

Net shares issued	141,096	140,293	18,637	8,029	834,080	538,533
Shares redeemed:
Investor class of shares	(61,133)	(123,210)	(10,936)	(11,585)	(286,484)	(351,633)
Retirement class R-3 of shares	(78,181)	(5,515)	—	—	(121,647)	(280,100)
Retirement class R-6 of shares	(279,961)	(395,463)	(38,561)	(133,001)	(1,031,788)	(1,538,507)

Net shares redeemed	(419,275)	(524,188)	(49,497)	(144,586)	(1,439,919)	(2,170,240)

Net change resulting from fund share transactions in shares	(206,854)	(45,262)	(19,915)	(101,803)	(179,193)	(355,347)

39

Notes to Financial Statements (continued)

	2025 Fund		2030 Fund		2035 Fund
	Six Months Ended Year Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	Six Months Ended Year Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	Six Months Ended Year Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$19,598	$522,705	$2,799,491	$5,708,489	$56,346	$279,672
Retirement class R-3 of shares	3,411	18,651	135,390	573,094	8,238	33,816
Retirement class R-6 of shares	5,207,272	7,006,888	5,603,054	14,991,876	2,157,453	3,217,485

Net proceeds from sale of shares	5,230,281	7,548,244	8,537,935	21,273,459	2,222,037	3,530,973
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	23,121	27,914	1,289,260	860,080	15,125	44,318
Retirement class R-3 of shares	2,543	964	240,596	257,434	5,856	4,594
Retirement class R-6 of shares	1,083,463	690,330	5,330,385	3,979,906	702,927	807,059

Net proceeds from shares issued	1,109,127	719,208	6,860,241	5,097,420	723,908	855,971
Cost of shares redeemed:
Investor class of shares	(648,122)	(356,159)	(3,037,735)	(6,262,985)	(644,622)	(171,205)
Retirement class R-3 of shares	(42,685)	(70,552)	(2,563,401)	(3,611,377)	—	(42,718)
Retirement class R-6 of shares	(1,800,593)	(4,158,250)	(10,456,853)	(13,718,446)	(218,340)	(2,268,572)

Net cost of shares redeemed	(2,491,400)	(4,584,961)	(16,057,989)	(23,592,808)	(862,962)	(2,482,495)

Net change resulting from fund share transactions in dollars	$3,848,008	$3,682,491	$(659,813)	$2,778,071	$2,082,983	$1,904,449

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	1,680	43,418	258,337	477,689	4,682	23,525
Retirement class R-3 of shares	297	1,542	12,368	48,473	732	2,834
Retirement class R-6 of shares	458,433	580,828	502,270	1,258,490	193,865	267,420

Net sale of shares	460,410	625,788	772,975	1,784,652	199,279	293,779
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	2,204	2,352	130,492	73,953	1,499	3,804
Retirement class R-3 of shares	239	80	24,229	22,078	577	391
Retirement class R-6 of shares	102,504	57,962	539,513	342,800	69,118	69,038

Net shares issued	104,947	60,394	694,234	438,831	71,194	73,233
Shares redeemed:
Investor class of shares	(53,180)	(29,645)	(263,210)	(524,803)	(53,319)	(14,329)
Retirement class R-3 of shares	(3,705)	(5,845)	(234,107)	(299,579)	—	(3,542)
Retirement class R-6 of shares	(157,865)	(346,361)	(1,020,362)	(1,161,905)	(18,863)	(187,113)

Net shares redeemed	(214,750)	(381,851)	(1,517,679)	(1,986,287)	(72,182)	(204,984)

Net change resulting from fund share transactions in shares	350,607	304,331	(50,470)	237,196	198,291	162,028

40

BMO Funds

	2040 Fund		2045 Fund		2050 Fund
	Six Months Ended Year Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	Six Months Ended Year Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	Six Months Ended Year Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$1,003,352	$3,442,862	$6,521	$93,438	$1,064,625	$3,304,021
Retirement class R-3 of shares	451,950	658,081	1,763	40,179	203,718	517,504
Retirement class R-6 of shares	4,907,314	9,261,125	2,101,565	4,275,506	4,824,926	8,204,040

Net proceeds from sale of shares	6,362,616	13,362,068	2,109,849	4,409,123	6,093,269	12,025,565
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	704,321	903,183	12,671	48,538	517,893	338,280
Retirement class R-3 of shares	119,023	207,277	2,846	2,323	90,812	112,482
Retirement class R-6 of shares	3,095,328	4,028,502	414,225	449,352	1,904,651	1,451,931

Net proceeds from shares issued	3,918,672	5,138,962	429,742	500,213	2,513,356	1,902,693
Cost of shares redeemed:
Investor class of shares	(2,517,894)	(3,558,646)	(592,677)	(187,407)	(830,477)	(2,625,075)
Retirement class R-3 of shares	(1,777,567)	(1,438,959)	—	(25,601)	(1,598,390)	(1,980,408)
Retirement class R-6 of shares	(7,496,404)	(7,000,663)	(633,280)	(1,777,467)	(7,448,227)	(5,323,332)

Net cost of shares redeemed	(11,791,865)	(11,998,268)	(1,225,957)	(1,990,475)	(9,877,094)	(9,928,815)

Redemption fees	—	—	15	—	—	—
Net change resulting from fund share transactions in dollars	$(1,510,577)	$6,502,762	$1,313,649	$2,918,861	$(1,270,469)	$3,999,443

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	94,071	295,978	537	7,642	91,362	263,047
Retirement class R-3 of shares	42,718	57,416	151	3,242	17,791	41,594
Retirement class R-6 of shares	463,063	792,605	183,165	344,015	410,232	656,738

Net sale of shares	599,852	1,145,999	183,853	354,899	519,385	961,379
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	74,453	80,426	1,216	4,052	49,417	27,637
Retirement class R-3 of shares	12,502	18,376	271	192	8,641	9,182
Retirement class R-6 of shares	326,856	359,367	39,450	37,383	181,395	118,816

Net shares issued	413,811	458,169	40,937	41,627	239,453	155,635
Shares redeemed:
Investor class of shares	(225,274)	(299,793)	(47,725)	(15,209)	(70,356)	(209,546)
Retirement class R-3 of shares	(166,699)	(121,554)	—	(2,052)	(135,639)	(156,502)
Retirement class R-6 of shares	(759,763)	(602,010)	(54,779)	(144,396)	(691,912)	(427,535)

Net shares redeemed	(1,151,736)	(1,023,357)	(102,504)	(161,657)	(897,907)	(793,583)

Net change resulting from fund share transactions in shares	(138,073)	580,811	122,286	234,869	(139,069)	323,431

41

Notes to Financial Statements (continued)

	2055 Fund		Conservative Allocation Fund		Moderate Allocation Fund
	Six Months Ended Year Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	Six Months Ended Year Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	Six Months Ended Year Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$25,627	$178,043	$222,614	$936,151	$249,215	$1,088,222
Institutional class of shares	—	—	36,489	606,867	1,217,821	1,152,648
Retirement class R-3 of shares	4,324	238,729	39,974	176,946	555,138	3,326,610
Retirement class R-6 of shares	2,823,977	4,214,618	5,134,294	7,347,922	11,694,540	9,308,350

Net proceeds from sale of shares	2,853,928	4,631,390	5,433,371	9,067,886	13,716,714	14,875,830
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	5,167	8,327	1,832,308	2,226,207	498,960	507,983
Institutional class of shares	—	—	80,131	161,066	652,822	330,580
Retirement class R-3 of shares	2,067	7,100	138,411	129,410	807,355	835,913
Retirement class R-6 of shares	440,195	263,731	3,516,104	4,482,536	6,601,234	5,493,805

Net proceeds from shares issued	447,429	279,158	5,566,954	6,999,219	8,560,371	7,168,281
Cost of shares redeemed:
Investor class of shares	(274,056)	(383,799)	(1,477,048)	(3,340,646)	(2,471,516)	(2,102,542)
Institutional class of shares	—	—	(867,100)	(26,007,088)	(550,822)	(5,030,603)
Retirement class R-3 of shares	—	(237,866)	(95,106)	(2,262,492)	(1,675,019)	(9,541,470)
Retirement class R-6 of shares	(425,795)	(927,386)	(1,945,659)	(15,098,332)	(19,667,414)	(32,401,151)

Net cost of shares redeemed	(699,851)	(1,549,051)	(4,384,913)	(46,708,558)	(24,364,771)	(49,075,766)

Net change resulting from fund share transactions in dollars	$2,601,506	$3,361,497	$6,615,412	$(30,641,453)	$(2,087,686)	$(27,031,655)

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	2,118	14,342	28,248	104,749	27,076	109,748
Institutional class of shares	—	—	4,650	62,126	125,908	117,831
Retirement class R-3 of shares	368	19,497	4,938	18,976	59,490	336,495
Retirement class R-6 of shares	239,399	334,134	640,878	812,723	1,250,992	940,146

Net sale of shares	241,885	367,973	678,714	998,574	1,463,466	1,504,220
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	481	673	260,641	257,663	60,701	52,154
Institutional class of shares	—	—	10,947	18,077	79,419	33,940
Retirement class R-3 of shares	194	579	19,250	14,672	97,980	85,735
Retirement class R-6 of shares	40,759	21,338	498,738	520,016	803,070	565,206

Net shares issued	41,434	22,590	789,576	810,428	1,041,170	737,035
Shares redeemed:
Investor class of shares	(21,311)	(30,838)	(183,621)	(368,501)	(257,318)	(215,417)
Institutional class of shares	—	—	(97,325)	(2,563,855)	(58,072)	(488,867)
Retirement class R-3 of shares	—	(18,881)	(12,707)	(226,512)	(193,107)	(967,835)
Retirement class R-6 of shares	(35,458)	(74,027)	(248,393)	(1,710,993)	(2,308,864)	(3,332,428)

Net shares redeemed	(56,769)	(123,746)	(542,046)	(4,869,861)	(2,817,361)	(5,004,547)

Net change resulting from fund share transactions in shares	226,550	266,817	926,244	(3,060,859)	(312,725)	(2,763,292)

42

BMO Funds

	Balanced Allocation Fund		Growth Allocation Fund		Aggressive Allocation Fund
	Six Months Ended Year Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	Six Months Ended Year Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	Six Months Ended Year Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$3,451,166	$9,428,384	$729,055	$965,897	$1,294,361	$1,903,201
Institutional class of shares	11,345,512	11,240,431	6,641,797	3,238,898	636,206	3,038,729
Retirement class R-3 of shares	560,569	1,792,133	651,980	1,655,777	776,471	1,954,612
Retirement class R-6 of shares	21,964,408	24,771,951	12,596,784	17,810,271	15,257,740	17,601,066

Net proceeds from sale of shares	37,321,655	47,232,899	20,619,616	23,670,843	17,964,778	24,497,608
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	8,958,651	9,900,919	690,675	1,164,273	3,107,692	4,758,561
Institutional class of shares	3,335,219	4,372,016	1,735,406	650,895	1,541,575	1,722,650
Retirement class R-3 of shares	1,767,799	2,022,307	976,684	1,259,889	1,805,967	2,052,160
Retirement class R-6 of shares	17,482,928	20,648,922	8,566,608	6,735,393	13,423,510	14,467,294

Net proceeds from shares issued	31,544,597	36,944,164	11,969,373	9,810,450	19,878,744	23,000,665
Cost of shares redeemed:
Investor class of shares	(8,131,087)	(20,253,986)	(7,242,218)	(5,530,492)	(8,029,217)	(9,554,575)
Institutional class of shares	(22,546,745)	(20,375,381)	(424,789)	(1,712,928)	(2,601,721)	(3,837,651)
Retirement class R-3 of shares	(3,710,839)	(7,869,477)	(7,498,618)	(7,318,054)	(1,118,977)	(4,375,465)
Retirement class R-6 of shares	(22,408,135)	(53,440,445)	(5,220,457)	(29,402,393)	(7,991,514)	(26,560,647)

Net cost of shares redeemed	(56,796,806)	(101,939,289)	(20,386,082)	(43,963,867)	(19,741,429)	(44,328,338)

Net change resulting from fund share transactions in dollars	$12,069,446	$(17,762,226)	$12,202,907	$10,482,574	$18,102,093	$3,169,935

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	411,616	1,008,765	77,556	93,446	159,047	191,793
Institutional class of shares	1,309,764	1,208,350	632,809	306,230	75,127	309,899
Retirement class R-3 of shares	64,791	191,386	69,041	159,360	89,120	199,277
Retirement class R-6 of shares	2,454,289	2,638,289	1,299,045	1,722,411	1,686,501	1,787,826

Net sale of shares	4,240,460	5,046,790	2,078,451	2,281,447	2,009,795	2,488,795
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	1,185,007	1,085,627	84,024	114,933	418,826	502,497
Institutional class of shares	441,166	479,388	211,635	64,381	208,040	182,099
Retirement class R-3 of shares	233,219	221,259	118,530	124,249	243,720	216,701
Retirement class R-6 of shares	2,312,557	2,266,621	1,043,435	666,211	1,811,540	1,530,931

Net shares issued	4,171,949	4,052,895	1,457,624	969,774	2,682,126	2,432,228
Shares redeemed:
Investor class of shares	(915,062)	(2,149,362)	(695,397)	(535,059)	(843,395)	(970,523)
Institutional class of shares	(2,485,305)	(2,104,543)	(44,987)	(166,362)	(268,144)	(374,598)
Retirement class R-3 of shares	(446,497)	(823,864)	(756,729)	(699,180)	(126,222)	(438,117)
Retirement class R-6 of shares	(2,504,131)	(5,793,032)	(549,198)	(2,873,684)	(952,183)	(2,717,654)

Net shares redeemed	(6,350,995)	(10,870,801)	(2,046,311)	(4,274,285)	(2,189,944)	(4,500,892)

Net change resulting from fund share transactions in shares	2,061,414	(1,771,116)	1,489,764	(1,023,064)	2,501,977	420,131

5.	Investment Adviser Fee and Other Transactions with Affiliates

Investment Advisory Fees—The Adviser does not receive an investment advisory fee for the services it performs for the Funds. However, the Adviser is entitled to receive an investment advisory fee from each of the BMO Funds that serve as underlying funds.

Contractual Expense Limitation—The Adviser has contractually agreed to waive or reduce fees and reimburse expenses to the extent necessary to prevent class total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a Fund’s business) from exceeding the levels set out in the table below through December 31, 2019. This agreement may not be terminated prior to December 31, 2019 without the consent of the

43

Notes to Financial Statements (continued)

Funds’ Board of Directors, unless terminated due to the termination of the investment advisory agreement. Additionally, the agreement does not provide for recoupment by the Adviser of waived fees or reimbursed expenses.

	Annualized Contractual Expense Limitation Exclusive of Acquired Fund Fees and Expenses				Annualized Contractual Expense Limitation Inclusive of Acquired Fund Fees and Expenses per the Funds’ Prospectus Dated December 29, 2018
Fund	Investor Class	Institutional Class	Retirement Class R-3	Retirement Class R-6	Investor Class	Institutional Class	Retirement Class R-3	Retirement Class R-6(1)
In-Retirement Fund	0.33%		0.58%	(0.07)%	0.89%		1.14%	0.49%
2015 Fund	0.33		0.58	(0.07)	0.92		1.17	0.52
2020 Fund	0.33		0.58	(0.07)	0.94		1.19	0.54
2025 Fund	0.33		0.58	(0.07)	0.95		1.20	0.55
2030 Fund	0.37		0.62	(0.03)	1.00		1.25	0.60
2035 Fund	0.37		0.62	(0.03)	1.01		1.26	0.61
2040 Fund	0.36		0.61	(0.04)	0.99		1.24	0.59
2045 Fund	0.36		0.61	(0.04)	0.99		1.24	0.59
2050 Fund	0.36		0.61	(0.04)	0.98		1.23	0.58
2055 Fund	0.36		0.61	(0.04)	0.98		1.23	0.58
Conservative Allocation Fund	0.33	0.08%	0.58	(0.07)	0.88	0.63%	1.13	0.48
Moderate Allocation Fund	0.30	0.05	0.55	(0.10)	0.88	0.63	1.13	0.48
Balanced Allocation Fund	0.33	0.08	0.58	(0.07)	0.94	0.69	1.19	0.54
Growth Allocation Fund	0.30	0.05	0.55	(0.10)	0.94	0.69	1.19	0.54
Aggressive Allocation Fund	0.33	0.08	0.58	(0.07)	0.93	0.68	1.18	0.57

(1)

As a result of reimbursing expenses including acquired fund expenses, the Adviser reimbursed amounts in excess of the respective share classes operating expenses. The aggregate excess reimbursement is accounted for as “Excess expense reimbursement from investment adviser” included in investment income on the Statements of Operations.

Shareholder Servicing Fees—Under the terms of a Shareholder Services Agreement with the Adviser, each Fund pays the Adviser at the annual rate of 0.25% of average daily net assets of the Fund’s Investor Class shares for the period. The fee paid to the Adviser is used to finance certain services for shareholders and to maintain shareholder accounts.

Distribution Services Fees—The Funds are subject to a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan authorizes payments by the Fund to finance activities intended to result in the sale of its Retirement Class R-3 shares. The Plan provides that the Fund may incur distribution expenses of 0.50% of the average daily net assets of the Fund’s Retirement Class R-3 shares.

Administration Fees—Each Fund pays the Adviser at the annual rate of 0.15% of average daily net assets per class (except the Retirement class R-6, which does not pay an Administration Fee).

For the period ended February 28, 2019, the Funds were charged the following Administration Fees per class:

Fund	Investor Class	Institutional Class	Retirement Class R-3
In-Retirement Fund	$1,680	$—	$476
2015 Fund	158	—	82
2020 Fund	11,773	—	3,196
2025 Fund	486	—	63
2030 Fund	14,083	—	2,689
2035 Fund	315	—	89
2040 Fund	7,737	—	1,413
2045 Fund	319	—	52
2050 Fund	7,095	—	1,369
2055 Fund	131	—	82
Conservative Allocation Fund	9,305	525	687
Moderate Allocation Fund	4,005	4,596	5,835
Balanced Allocation Fund	67,416	28,001	13,507
Growth Allocation Fund	6,130	11,573	7,960
Aggressive Allocation Fund	20,971	9,890	11,701

Custodian Fees—BMO Harris Bank N.A. (“BMO Harris”) is the Funds’ custodian. BMO Harris receives fees based on 0.0050% on the first $10 billion average daily net assets, based on the collective net assets of the Corporation custodied by BMO Harris, and 0.0025% on all assets in excess of $10 billion.

Investments in Affiliated Issuers—An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in the BMO Funds. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Funds owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of February 28, 2019. Please refer to the Schedule of Investments for which class each Fund’s underlying affiliated issuer represents.

44

BMO Funds

Fund/Security Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain(Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions
In-Retirement Fund
Large-Cap Funds — 8.6%
BMO Low Volatility Equity Fund	$375,716	$84,810	$137,097	$(39,973)	$14,004	$297,460	$3,239	$29,988
BMO Dividend Income Fund	263,207	63,673	99,286	(30,014)	10,242	207,822	2,762	9,639
BMO Large-Cap Value Fund	387,491	117,787	144,582	(57,824)	4,288	307,160	4,015	32,477
BMO Large-Cap Growth Fund	168,032	60,684	67,589	(31,229)	1,599	131,497	1,163	20,371

						943,939
Mid-Cap Funds — 1.7%
BMO Mid-Cap Growth Fund	69,706	28,511	30,069	(14,472)	875	54,551	—	11,191
BMO Mid-Cap Value Fund	166,007	55,727	62,108	(29,902)	1,752	131,476	2,139	17,742

						186,027
Small-Cap Funds — 0.3%
BMO Small-Cap Growth Fund	42,366	18,365	17,335	(10,640)	37	32,793	—	5,575

						32,793
International Funds — 4.9%
BMO LGM Emerging Markets Equity Fund	219,070	26,748	159,096	(50,722)	29,232	65,232	989	2,624
BMO Pyrford International Stock Fund	371,352	90,656	216,639	(43,085)	22,764	225,048	7,794	—
BMO Disciplined International Equity Fund	273,785	114,431	113,124	(14,681)	(4,239)	256,172	5,868	—

						546,452
Fixed Income Funds — 22.4%
BMO High Yield Bond Fund	249,728	19,540	68,838	1,824	(4,650)	197,604	6,442	—
BMO TCH Core Plus Bond Fund	2,583,316	461,800	777,170	14,361	(20,846)	2,261,461	43,835	—

						2,459,065
Alternative Funds — 7.0%
BMO Alternative Strategies Fund	967,286	64,141	221,406	(23,252)	(20,002)	766,767	—	—

Short-Term Investments — 0.0%
BMO Institutional Prime Money Market Fund	139,450	1,551,510	1,690,943	(12)	(5)	—	1,326	—

Totals	$6,276,512	$2,758,383	$3,805,282	$(329,621)	$35,051	$4,935,043	$79,572	$129,607

2015 Fund
Large-Cap Funds — 9.5%
BMO Low Volatility Equity Fund	$87,322	$16,411	$26,384	$(7,190)	$1,807	$71,966	$740	$6,552
BMO Dividend Income Fund	46,383	8,579	14,092	(3,623)	485	37,732	470	1,586
BMO Large-Cap Value Fund	92,266	22,906	28,230	(10,747)	(857)	75,338	917	7,227
BMO Large-Cap Growth Fund	49,607	17,622	19,454	(8,915)	967	39,827	317	5,558

						224,863
Mid-Cap Funds — 2.2%
BMO Mid-Cap Growth Fund	17,401	6,718	7,325	(3,275)	268	13,787	556	2,559
BMO Mid-Cap Value Fund	46,271	13,176	14,732	(6,048)	(1,058)	37,609	—	4,612

						51,396
Small-Cap Fund — 0.5%
BMO Small-Cap Growth Fund	15,204	6,128	6,049	(3,432)	4	11,855	—	1,838

International Funds — 6.3%
BMO LGM Emerging Markets Equity Fund	58,438	7,441	36,513	(8,380)	3,264	24,250	332	880
BMO Pyrford International Stock Fund	85,379	23,491	46,107	(4,879)	575	58,459	1,822	—
BMO Disciplined International Equity Fund	65,412	27,540	23,707	(2,981)	(906)	65,358	1,340	—

						148,067
Fixed Income Funds — 19.8%
BMO High Yield Bond Fund	42,165	3,357	10,494	178	(536)	34,670	1,064	—
BMO TCH Core Plus Bond Fund	468,537	90,101	125,433	2,454	(3,610)	432,049	7,849	—

						466,719
Alternative Funds — 7.3%
BMO Alternative Strategies Fund	210,087	21,060	49,574	(5,108)	(3,575)	172,890	—	—

Short-Term Investment — 1.0%
BMO Institutional Prime Money Market Fund	25,136	451,994	454,141	(1)	4	22,992	258	—

Totals	$1,309,608	$716,524	$862,235	$(61,947)	$(3,168)	$1,098,782	$15,665	$30,812

45

Notes to Financial Statements (continued)

Fund/Security Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain(Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions
2020 Fund
Large-Cap Funds — 12.1%
BMO Low Volatility Equity Fund	$3,245,763	$504,450	$705,503	$(251,503)	$36,912	$2,830,119	$28,199	$260,522
BMO Dividend Income Fund	1,388,399	235,966	321,714	(125,912)	27,467	1,204,206	14,630	51,097
BMO Large-Cap Value Fund	3,393,863	798,773	1,145,424	(509,155)	78,685	2,616,742	32,484	252,090
BMO Large-Cap Growth Fund	2,012,234	481,745	762,955	(399,256)	75,744	1,407,512	11,480	201,133

						8,058,579
Mid-Cap Funds — 4.2%
BMO Mid-Cap Growth Fund	1,395,899	476,356	405,558	(260,173)	(5,376)	1,201,148	—	225,391
BMO Mid-Cap Value Fund	1,854,132	472,696	414,856	(283,280)	(20,401)	1,608,291	23,655	196,181

						2,809,439
Small-Cap Fund — 1.0%
BMO Small-Cap Growth Fund	776,962	294,518	211,997	(178,616)	(12,294)	668,573	—	103,565

International Funds — 10.6%
BMO LGM Emerging Markets Equity Fund	2,616,013	245,903	1,051,175	(260,361)	45,981	1,596,361	21,557	57,178
BMO Pyrford International Stock Fund	3,439,450	923,168	1,343,517	(242,111)	63,222	2,840,212	88,135	—
BMO Disciplined International Equity Fund	2,441,500	980,326	640,636	(116,197)	(44,441)	2,620,552	53,472	—

						7,057,125
Fixed Income Funds — 15.2%
BMO High Yield Bond Fund	694,199	50,551	133,662	8,507	(15,295)	604,300	18,122	—
BMO TCH Core Plus Bond Fund	8,253,259	3,491,479	2,218,944	72,802	(64,079)	9,534,517	161,093	—

						10,138,817
Alternative Funds — 6.4%
BMO Alternative Strategies Fund	4,859,396	324,873	749,172	(153,594)	(60,411)	4,221,092	—	—

Short-Term Investment — 0.0%
BMO Institutional Prime Money Market Fund	633,912	5,924,431	6,558,272	—	(71)	—	7,861	—

Totals	$37,004,981	$15,205,235	$16,663,385	$(2,698,849)	$105,643	$32,953,625	$460,688	$1,347,157

2025 Fund
Large-Cap Funds — 11.8%
BMO Low Volatility Equity Fund	$819,600	$267,804	$141,191	$(44,760)	$(1,116)	$900,337	$7,319	$68,700
BMO Dividend Income Fund	343,957	101,969	50,006	(19,704)	(1,264)	374,952	3,726	13,134
BMO Large-Cap Value Fund	1,267,274	462,494	182,545	(142,938)	(15,950)	1,388,335	13,610	110,932
BMO Large-Cap Growth Fund	702,684	299,573	137,840	(105,452)	(7,739)	751,226	4,971	87,095

						3,414,850
Mid-Cap Funds — 5.7%
BMO Mid-Cap Growth Fund	755,872	354,051	173,944	(109,389)	(21,013)	805,577	—	123,693
BMO Mid-Cap Value Fund	765,016	308,680	116,594	(101,877)	(17,456)	837,769	10,279	85,247

						1,643,346
Small-Cap Fund — 1.8%
BMO Small-Cap Growth Fund	487,780	255,234	110,269	(96,900)	(17,039)	518,806	—	66,008

International Funds — 12.9%
BMO LGM Emerging Markets Equity Fund	1,155,289	335,717	425,425	(46,279)	(44,332)	974,970	11,092	29,397
BMO Pyrford International Stock Fund	1,268,088	669,677	190,125	(42,910)	(11,484)	1,693,246	44,330	—
BMO Disciplined International Equity Fund	706,630	539,026	124,141	(31,075)	(12,344)	1,078,096	18,599	—

						3,746,312
Fixed Income Funds — 9.4%
BMO High Yield Bond Fund	184,368	54,718	35,782	1,684	(2,382)	202,606	5,255	—
BMO TCH Core Plus Bond Fund	2,024,468	929,143	437,248	15,057	(13,277)	2,518,143	38,679	—

						2,720,749
Alternative Funds — 5.6%
BMO Alternative Strategies Fund	1,466,028	451,155	231,710	(50,105)	(17,996)	1,617,372	—	—

Short-Term Investment — 0.7%
BMO Institutional Prime Money Market Fund	284,649	5,758,344	5,826,697	(5)	(7)	216,284	3,274	—

Totals	$12,231,703	$10,787,585	$8,183,517	$(774,653)	$(183,399)	$13,877,719	$161,134	$584,206

46

BMO Funds

Fund/Security Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain(Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions
2030 Fund
Large-Cap Funds — 13.1%
BMO Low Volatility Equity Fund	$3,501,786	$722,233	$838,031	$(254,602)	$10,467	$3,141,853	$30,805	$287,496
BMO Dividend Income Fund	1,394,440	230,709	272,190	(100,714)	(4,199)	1,248,046	14,944	52,437
BMO Large-Cap Value Fund	5,472,625	1,147,799	939,244	(685,648)	(78,818)	4,916,714	58,002	471,211
BMO Large-Cap Growth Fund	2,718,171	774,037	595,018	(477,712)	(8,104)	2,411,374	19,143	335,387

						11,717,987
Mid-Cap Funds — 6.4%
BMO Mid-Cap Growth Fund	3,207,506	1,089,374	820,278	(550,212)	(80,488)	2,845,902	42,043	524,165
BMO Mid-Cap Value Fund	3,182,919	792,650	571,527	(451,016)	(95,861)	2,857,165	—	348,678

						5,703,067
Small-Cap Fund — 2.1%
BMO Small-Cap Growth Fund	2,132,168	831,830	548,739	(504,208)	(40,009)	1,871,042	—	285,537

International Funds — 14.4%
BMO LGM Emerging Markets Equity Fund	4,823,831	874,338	1,849,711	(307,277)	(84,855)	3,456,326	47,079	124,927
BMO Pyrford International Stock Fund	5,340,034	2,068,075	1,247,612	(200,760)	(92,287)	5,867,450	184,204	—
BMO Disciplined International Equity Fund	2,854,432	1,783,584	790,323	(152,348)	(70,315)	3,625,030	74,976	—

						12,948,806
Fixed Income Funds — 6.6%
BMO High Yield Bond Fund	498,765	87,864	134,123	5,338	(10,554)	447,290	13,209	—
BMO TCH Core Plus Bond Fund	5,092,907	2,143,446	1,775,665	46,081	(49,817)	5,456,952	93,354	—

						5,904,242
Alternative Funds — 5.2%
BMO Alternative Strategies Fund	5,166,435	943,819	1,230,803	(129,707)	(107,971)	4,641,773	—	—

Short-Term Investment — 0.7%
BMO Institutional Prime Money Market Fund	996,505	10,249,444	10,577,420	107	(235)	668,401	10,086	—

Totals	$46,382,524	$23,739,202	$22,190,684	$(3,762,678)	$(713,046)	$43,455,318	$587,845	$2,429,838

2035 Fund
Large-Cap Funds — 14.0%
BMO Low Volatility Equity Fund	$589,250	$187,594	$112,156	$(31,304)	$(1,799)	$631,585	$5,188	$47,856
BMO Dividend Income Fund	232,312	53,138	23,795	(14,431)	(136)	247,088	2,480	8,627
BMO Large-Cap Value Fund	913,620	302,901	129,033	(103,328)	(10,912)	973,248	9,613	77,593
BMO Large-Cap Growth Fund	455,800	196,714	98,317	(69,095)	(4,346)	480,756	3,185	55,808

						2,332,677
Mid-Cap Funds — 7.1%
BMO Mid-Cap Growth Fund	547,994	283,483	160,036	(81,693)	(13,849)	575,899	—	—
BMO Mid-Cap Value Fund	556,464	220,089	98,312	(71,298)	(15,789)	591,154	7,277	60,349

						1,167,053
Small-Cap Fund — 2.3%
BMO Small-Cap Growth Fund	362,132	186,318	87,378	(72,517)	(13,004)	375,551	—	—

International Funds — 15.7%
BMO LGM Emerging Markets Equity Fund	828,988	249,399	300,566	(34,412)	(29,479)	713,930	8,200	21,818
BMO Pyrford International Stock Fund	912,658	466,834	154,059	(31,865)	(7,164)	1,186,404	31,041	—
BMO Disciplined International Equity Fund	478,252	359,246	85,071	(22,016)	(7,981)	722,430	12,457	—

						2,622,764
Fixed Income Funds — 4.4%
BMO High Yield Bond Fund	46,372	12,560	9,105	307	(489)	49,645	1,276	—
BMO TCH Core Plus Bond Fund	478,344	353,751	156,551	6,032	(4,438)	677,138	9,881	—

						726,783
Alternative Funds — 4.5%
BMO Alternative Strategies Fund	709,577	214,327	134,804	(22,540)	(9,392)	757,168	—	—

Short-Term Investment — 1.0%
BMO Institutional Prime Money Market Fund	159,390	2,294,124	2,288,387	1	20	165,148	1,885	—

Totals	$7,271,153	$5,380,478	$3,837,570	$(548,159)	$(118,758)	$8,147,144	$92,483	$272,051

47

Notes to Financial Statements (continued)

Fund/Security Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain(Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions
2040 Fund
Large-Cap Funds — 14.6%
BMO Low Volatility Equity Fund	$2,413,476	$587,242	$735,086	$(165,042)	$(496)	$2,100,094	$20,976	$193,185
BMO Dividend Income Fund	840,928	121,752	168,948	(59,410)	(4,394)	729,928	8,880	30,827
BMO Large-Cap Value Fund	3,720,345	896,170	856,217	(425,049)	(93,625)	3,241,624	38,742	312,284
BMO Large-Cap Growth Fund	1,882,018	678,383	611,189	(328,873)	(1,106)	1,619,233	12,918	226,320

						7,690,879
Mid-Cap Funds — 7.0%
BMO Mid-Cap Growth Fund	2,115,628	891,046	771,989	(347,838)	(66,420)	1,820,427	—	336,991
BMO Mid-Cap Value Fund	2,159,406	626,014	533,676	(274,265)	(97,537)	1,879,942	27,807	230,617

						3,700,369
Small-Cap Fund — 2.4%
BMO Small-Cap Growth Fund	1,469,529	609,476	457,075	(334,740)	(36,693)	1,250,497	—	191,806

International Funds — 16.5%
BMO LGM Emerging Markets Equity Fund	3,383,901	593,394	1,266,621	(189,859)	(84,832)	2,435,983	33,259	88,533
BMO Pyrford International Stock Fund	3,637,748	1,421,226	940,630	(133,438)	(71,752)	3,913,154	123,501	—
BMO Disciplined International Equity Fund	1,899,386	1,229,087	592,906	(92,069)	(63,489)	2,380,009	49,489	—

						8,729,146
Fixed Income Funds — 2.9%
BMO High Yield Bond Fund	120,313	24,993	39,298	2,546	(3,910)	104,644	3,104	—
BMO TCH Core Plus Bond Fund	1,023,784	893,582	508,920	14,606	(10,453)	1,412,599	22,518	—

						1,517,243
Alternative Funds — 4.2%
BMO Alternative Strategies Fund	2,516,502	609,752	819,380	(43,072)	(71,017)	2,192,785	—	—

Short-Term Investment — 0.3%
BMO Institutional Prime Money Market Fund	593,100	5,350,833	5,756,060	50	(22)	187,901	6,310	—

Totals	$27,776,064	$14,532,950	$14,057,995	$(2,376,453)	$(605,746)	$25,268,820	$347,504	$1,610,563

2045 Fund
Large-Cap Funds — 14.7%
BMO Low Volatility Equity Fund	$452,452	$154,753	$105,002	$(21,906)	$(3,193)	$477,104	$3,937	$35,965
BMO Dividend Income Fund	157,649	41,934	24,575	(9,093)	(418)	165,497	1,664	5,740
BMO Large-Cap Value Fund	708,703	247,108	122,397	(77,507)	(10,122)	745,785	7,365	59,080
BMO Large-Cap Growth Fund	352,828	147,132	74,483	(48,160)	(8,516)	368,801	2,406	42,151

						1,757,187
Mid-Cap Funds — 7.1%
BMO Mid-Cap Growth Fund	407,953	207,621	118,675	(51,241)	(20,570)	425,088	—	64,546
BMO Mid-Cap Value Fund	404,827	163,332	80,785	(50,367)	(12,779)	424,228	5,177	42,936

						849,316
Small-Cap Fund — 2.4%
BMO Small-Cap Growth Fund	286,966	149,835	76,362	(51,359)	(16,158)	292,922	—	37,202

International Funds — 16.8%
BMO LGM Emerging Markets Equity Fund	656,658	206,908	242,856	(21,334)	(28,838)	570,538	6,474	17,180
BMO Pyrford International Stock Fund	693,158	367,823	134,861	(21,535)	(8,244)	896,341	23,299	—
BMO Disciplined International Equity Fund	356,091	282,894	77,347	(14,533)	(7,452)	539,653	9,212	—

						2,006,532
Fixed Income Funds — 3.0%
BMO High Yield Bond Fund	22,555	7,236	5,955	264	(349)	23,751	614	—
BMO TCH Core Plus Bond Fund	203,217	203,167	75,873	3,698	(2,351)	331,858	4,671	—

						355,609
Alternative Funds — 3.5%
BMO Alternative Strategies Fund	393,140	136,322	98,622	(10,558)	(6,845)	413,437	—	—

Short-Term Investment — 1.1%
BMO Institutional Prime Money Market Fund	107,226	1,835,185	1,810,430	12	(18)	131,975	1,323	—

Totals	$5,203,423	$4,151,250	$3,048,223	$(373,619)	$(125,853)	$5,806,978	$66,142	$304,800

48

BMO Funds

Fund/Security Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain(Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions
2050 Fund
Large-Cap Funds — 14.8%
BMO Low Volatility Equity Fund	$1,862,809	$593,588	$677,222	$(118,115)	$(22,022)	$1,639,038	$16,570	$156,411
BMO Dividend Income Fund	650,742	139,789	167,752	(44,487)	(8,611)	569,681	7,056	25,001
BMO Large-Cap Value Fund	2,928,340	951,298	872,857	(313,166)	(122,880)	2,570,735	31,444	257,248
BMO Large-Cap Growth Fund	1,445,732	615,469	521,352	(243,469)	(32,601)	1,263,779	10,569	185,164

						6,043,233
Mid-Cap Funds — 7.2%
BMO Mid-Cap Growth Fund	1,682,233	863,549	726,949	(265,787)	(91,619)	1,461,427	—	283,547
BMO Mid-Cap Value Fund	1,675,987	614,758	515,083	(189,700)	(118,755)	1,467,207	22,593	187,368

						2,928,634
Small-Cap Fund — 2.5%
BMO Small-Cap Growth Fund	1,170,437	635,548	469,871	(259,148)	(60,306)	1,016,660	—	163,526

International Funds — 16.8%
BMO LGM Emerging Markets Equity Fund	2,735,684	640,298	1,169,078	(137,921)	(86,910)	1,982,073	28,369	75,442
BMO Pyrford International Stock Fund	2,855,898	1,290,526	877,648	(96,520)	(77,557)	3,094,699	101,463	—
BMO Disciplined International Equity Fund	1,471,361	1,056,596	540,341	(67,146)	(62,991)	1,857,479	40,263	—

						6,934,251
Fixed Income Funds — 3.0%
BMO High Yield Bond Fund	92,963	21,012	31,080	1,691	(2,916)	81,670	2,470	—
BMO TCH Core Plus Bond Fund	836,669	766,182	463,039	14,442	(10,993)	1,143,261	18,716	—

						1,224,931
Alternative Funds — 3.5%
BMO Alternative Strategies Fund	1,626,856	399,820	523,146	(28,546)	(48,825)	1,426,159	—	—

Short-Term Investment — 0.6%
BMO Institutional Prime Money Market Fund	548,434	4,727,586	5,031,897	56	(32)	244,147	5,244	—

Totals	$21,584,145	$13,316,019	$12,587,315	$(1,747,816)	$(747,018)	$19,818,015	$284,757	$1,333,707

2055 Fund
Large-Cap Funds — 14.7%
BMO Low Volatility Equity Fund	$449,686	$185,752	$86,268	$(21,817)	$(2,587)	$524,766	$4,026	$37,885
BMO Dividend Income Fund	156,686	51,877	16,975	(9,225)	(332)	182,031	1,712	6,046
BMO Large-Cap Value Fund	704,332	319,945	115,503	(77,690)	(10,789)	820,295	7,624	62,235
BMO Large-Cap Growth Fund	351,105	184,806	73,064	(49,305)	(7,902)	405,640	2,534	44,401

						1,932,732
Mid-Cap Funds — 7.0%
BMO Mid-Cap Growth Fund	405,851	237,561	104,001	(55,025)	(16,826)	467,560	—	67,992
BMO Mid-Cap Value Fund	402,728	204,394	76,971	(50,999)	(12,532)	466,620	5,454	45,229

						934,180
Small-Cap Fund — 2.4%
BMO Small-Cap Growth Fund	284,652	174,440	68,907	(54,949)	(13,017)	322,219	—	39,190

International Funds — 16.8%
BMO LGM Emerging Markets Equity Fund	648,940	225,630	196,972	(25,389)	(24,623)	627,586	6,825	18,097
BMO Pyrford International Stock Fund	688,964	401,132	75,446	(24,048)	(4,722)	985,880	24,542	—
BMO Disciplined International Equity Fund	353,625	311,842	49,944	(17,518)	(4,444)	593,561	9,704	—

						2,207,027
Fixed Income Funds — 3.0%
BMO High Yield Bond Fund	22,427	8,841	5,085	208	(267)	26,124	638	—
BMO TCH Core Plus Bond Fund	201,673	230,469	68,862	3,871	(2,141)	365,010	4,889	—

						391,134
Alternative Funds — 3.4%
BMO Alternative Strategies Fund	390,483	170,140	87,680	(11,744)	(6,459)	454,740	—	—

Short-Term Investment — 1.0%
BMO Institutional Prime Money Market Fund	113,983	2,400,468	2,384,459	11	(2)	130,001	1,423	—

Totals	$5,175,135	$5,107,297	$3,410,137	$(393,619)	$(106,643)	$6,372,033	$69,371	$321,075

49

Notes to Financial Statements (continued)

Fund/Security Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain(Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions
Conservative Allocation Fund
Large-Cap Funds — 6.1%
BMO Low Volatility Equity Fund	$502,366	$135,455	$114,956	$(37,625)	$7,678	$492,918	$4,405	$40,635
BMO Dividend Income Fund	272,453	70,420	59,494	(19,903)	2,309	265,785	2,889	10,040
BMO Large-Cap Value Fund	939,524	301,199	304,091	(129,080)	6,923	814,475	9,836	79,256
BMO Large-Cap Growth Fund	759,172	544,546	379,858	(123,777)	(30,081)	770,002	6,423	112,527

						2,343,180
Mid-Cap Funds — 0.8%
BMO Mid-Cap Growth Fund	187,974	82,517	93,260	(40,166)	5,660	142,725	—	30,298
BMO Mid-Cap Value Fund	186,532	66,751	80,202	(35,942)	5,512	142,651	2,431	20,163

						285,376
Small-Cap Funds — 0.8%
BMO Small-Cap Growth Fund	273,366	153,675	147,300	(50,055)	(13,640)	216,046	—	35,928
BMO Small-Cap Value Fund	179,494	79,777	108,551	(16,350)	(11,052)	123,318	1,200	12,132

						339,364
International Funds — 2.9%
BMO LGM Emerging Markets Equity Fund	370,501	80,098	211,098	(50,333)	20,610	209,778	2,750	7,262
BMO Pyrford International Stock Fund	463,225	92,531	84,641	(19,470)	1,668	453,313	12,835	—
BMO Disciplined International Equity Fund	434,906	151,896	105,116	(19,494)	(2,650)	459,542	8,609	—

						1,122,633
Fixed Income Funds — 21.8%
BMO TCH Core Plus Bond Fund	9,213,483	990,988	1,776,826	(112,950)	95,720	8,410,415	155,157	—

Alternative Funds — 10.5%
BMO Alternative Strategies Fund	3,899,071	540,610	208,921	(170,265)	(8,967)	4,051,528	—	—

Short-Term Investment — 4.0%
BMO Institutional Prime Money Market Fund	355,561	6,238,114	5,041,729	42	(80)	1,551,908	5,036	—

Totals	$18,037,628	$9,528,577	$8,716,043	$(825,368)	$79,610	$18,104,404	$211,571	$348,241

Moderate Allocation Fund
Large-Cap Funds — 11.8%
BMO Low Volatility Equity Fund	$2,032,002	$666,531	$794,581	$(184,952)	$14,382	$1,733,382	$196,212	$—
BMO Dividend Income Fund	1,106,088	248,536	318,439	(108,247)	5,940	933,878	56,949	—
BMO Large-Cap Value Fund	3,809,217	1,580,373	1,895,204	(502,186)	(121,350)	2,870,850	391,404	—
BMO Large-Cap Growth Fund	3,099,756	2,715,041	2,327,734	(539,248)	(239,273)	2,708,542	538,255	—

						8,246,652
Mid-Cap Funds — 1.4%
BMO Mid-Cap Growth Fund	781,319	425,483	520,806	(193,569)	6,842	499,269	138,567	—
BMO Mid-Cap Value Fund	760,158	324,778	428,275	(159,400)	1,719	498,980	100,269	—

						998,249
Small-Cap Funds — 1.7%
BMO Small-Cap Growth Fund	1,126,518	715,998	755,505	(229,959)	(90,485)	766,567	161,720	—
BMO Small-Cap Value Fund	737,511	320,568	485,348	(67,724)	(76,506)	428,501	58,806	—

						1,195,068
International Funds — 5.7%
BMO LGM Emerging Markets Equity Fund	1,529,751	321,601	986,760	(205,521)	70,959	730,030	43,596	—
BMO Pyrford International Stock Fund	1,891,995	378,105	573,236	(121,881)	14,550	1,589,533	55,718	—
BMO Disciplined International Equity Fund	1,773,218	620,091	640,289	(91,688)	(41,858)	1,619,474	37,330	—

						3,939,037
Fixed Income Funds — 15.8%
BMO TCH Core Plus Bond Fund	14,497,972	2,666,343	6,044,109	(165,694)	85,292	11,039,804	239,901	—

Alternative Funds — 8.5%
BMO Alternative Strategies Fund	6,790,183	1,187,450	1,733,101	(219,993)	(116,190)	5,908,349	—	—

Short-Term Investment — 4.1%
BMO Institutional Prime Money Market Fund	775,889	12,675,339	10,567,869	25	137	2,883,521	10,080	—

Totals	$40,711,577	$24,846,237	$28,071,256	$(2,790,037)	$(485,841)	$34,210,680	$2,028,807	$—

50

BMO Funds

Fund/Security Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain(Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions
Balanced Allocation Fund
Large-Cap Funds — 17.3%
BMO Low Volatility Equity Fund	$12,453,938	$2,810,745	$2,899,892	$(1,061,504)	$336,707	$11,639,994	$106,755	$959,334
BMO Dividend Income Fund	6,738,334	1,137,511	1,160,535	(583,071)	125,167	6,257,406	69,395	236,735
BMO Large-Cap Value Fund	23,327,787	6,492,307	7,524,116	(3,020,853)	18,828	19,293,953	235,182	1,872,055
BMO Large-Cap Growth Fund	18,934,980	13,960,783	10,952,636	(3,117,212)	(613,023)	18,212,892	151,508	2,654,452

						55,404,245
Mid-Cap Funds — 2.2%
BMO Mid-Cap Growth Fund	4,740,219	2,070,648	2,556,533	(1,084,464)	204,505	3,374,375	—	716,265
BMO Mid-Cap Value Fund	4,653,183	1,387,200	1,892,719	(915,264)	139,961	3,372,361	57,515	476,997

						6,746,736
Small-Cap Funds — 2.5%
BMO Small-Cap Growth Fund	6,798,574	3,695,036	3,760,224	(1,297,436)	(293,514)	5,142,436	602,459	849,909
BMO Small-Cap Value Fund	4,471,911	1,610,839	2,493,723	(405,916)	(293,868)	2,889,243	28,510	288,111

						8,031,679
International Funds — 8.3%
BMO LGM Emerging Markets Equity Fund	9,217,067	1,200,310	4,756,772	(844,175)	108,461	4,924,891	64,678	171,614
BMO Pyrford International Stock Fund	11,571,062	1,416,187	1,836,720	(502,438)	39,983	10,688,074	304,398	—
BMO Disciplined International Equity Fund	10,878,121	2,547,861	1,959,339	(511,509)	(76,946)	10,878,188	203,386	—

						26,491,153
Fixed Income Funds — 9.6%
BMO TCH Core Plus Bond Fund	37,665,037	7,724,434	14,619,230	(328,426)	207,936	30,649,751	—	—

Alternative Funds — 7.0%
BMO Alternative Strategies Fund	23,958,550	4,209,620	4,617,062	(752,967)	(296,896)	22,501,245	—	—

Short-Term Investment — 4.0%
BMO Institutional Prime Money Market Fund	3,049,731	39,060,748	29,400,224	63	(925)	12,709,393	—	—

Totals	$178,458,494	$89,324,229	$90,429,725	$(14,425,172)	$(393,624)	$162,534,202	$1,823,786	$8,225,472

Growth Allocation Fund
Large-Cap Funds — 22.9%
BMO Low Volatility Equity Fund	$5,855,374	$1,041,527	$799,263	$(385,835)	$28,323	$5,740,126	$50,908	$473,379
BMO Dividend Income Fund	3,172,832	414,187	286,511	(234,807)	22,819	3,088,520	33,446	117,389
BMO Large-Cap Value Fund	10,921,715	2,118,816	2,062,033	(1,427,128)	(20,295)	9,531,075	114,208	926,539
BMO Large-Cap Growth Fund	8,812,911	4,592,874	2,602,185	(1,455,228)	(388,718)	8,959,654	75,772	1,327,538

						27,319,375
Mid-Cap Funds — 2.8%
BMO Mid-Cap Growth Fund	2,202,922	674,453	807,090	(470,653)	53,776	1,653,408	—	359,315
BMO Mid-Cap Value Fund	2,186,018	495,110	657,870	(394,574)	31,536	1,660,220	28,561	236,869

						3,313,628
Small-Cap Funds — 3.3%
BMO Small-Cap Growth Fund	3,184,146	1,439,185	1,352,713	(585,127)	(159,185)	2,526,306	14,147	424,225
BMO Small-Cap Value Fund	2,108,363	694,290	1,046,543	(186,505)	(137,001)	1,432,604	—	142,963

						3,958,910
International Funds — 10.9%
BMO LGM Emerging Markets Equity Fund	4,339,273	669,666	2,213,663	(375,111)	21,887	2,442,052	31,692	84,345
BMO Pyrford International Stock Fund	5,384,484	582,584	433,426	(216,268)	(4,048)	5,313,326	149,183	—
BMO Disciplined International Equity Fund	5,055,538	1,163,236	560,732	(250,157)	(23,696)	5,384,189	99,823	—

						13,139,567
Fixed Income Funds — 3.2%
BMO TCH Core Plus Bond Fund	4,857,916	1,151,420	2,159,183	16,701	(25,403)	3,841,451	80,787	—

Alternative Funds — 5.6%
BMO Alternative Strategies Fund	6,869,639	1,124,905	998,498	(229,628)	(79,367)	6,687,051	—	—

Short-Term Investment — 3.5%
BMO Institutional Prime Money Market Fund	1,153,827	14,114,979	11,145,922	205	(276)	4,122,813	15,701	—

Totals	$66,104,958	$30,277,232	$27,125,632	$(6,194,115)	$(679,648)	$62,382,795	$694,228	$4,092,562

51

Notes to Financial Statements (continued)

Fund/Security Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain(Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions
Aggressive Allocation Fund
Large-Cap Funds — 27.8%
BMO Low Volatility Equity Fund	$10,152,602	$2,217,396	$1,710,099	$(681,802)	$56,347	$10,034,444	$88,357	$815,473
BMO Dividend Income Fund	5,485,222	786,085	502,806	(410,026)	35,025	5,393,500	57,932	201,486
BMO Large-Cap Value Fund	18,863,548	4,545,127	4,238,639	(2,418,440)	(113,567)	16,638,029	197,486	1,592,306
BMO Large-Cap Growth Fund	15,287,855	9,651,812	6,137,412	(2,458,408)	(700,617)	15,643,230	129,049	2,260,969

						47,709,203
Mid-Cap Funds — 3.4%
BMO Mid-Cap Growth Fund	3,822,358	1,504,223	1,686,537	(828,100)	91,654	2,903,598	—	608,298
BMO Mid-Cap Value Fund	3,793,047	1,046,949	1,278,213	(697,662)	51,295	2,915,416	48,792	404,651

						5,819,014
Small-Cap Funds — 4.0%
BMO Small-Cap Growth Fund	5,525,370	2,702,273	2,485,555	(1,027,565)	(299,976)	4,414,547	—	724,290
BMO Small-Cap Value Fund	3,657,921	1,155,255	1,749,805	(339,692)	(238,166)	2,485,513	24,301	245,584

						6,900,060
International Funds — 13.4%
BMO LGM Emerging Markets Equity Fund	7,494,805	1,247,127	3,869,690	(589,236)	(27,292)	4,255,714	55,016	146,801
BMO Pyrford International Stock Fund	9,357,100	1,467,222	1,160,298	(426,419)	23,514	9,261,119	258,802	—
BMO Disciplined International Equity Fund	8,880,022	2,203,880	1,167,073	(425,479)	(87,622)	9,403,728	172,869	—

						22,920,561
Alternative Funds — 0.5%
BMO Alternative Strategies Fund	896,397	203,892	203,149	(27,358)	(12,507)	857,275	—	—

Short-Term Investment — 0.8%
BMO Institutional Prime Money Market Fund	1,600,930	13,777,076	13,953,370	112	(95)	1,424,653	17,784	—

Totals	$94,817,177	$42,508,317	$40,142,646	$(10,330,075)	$(1,222,007)	$85,630,766	$1,050,388	$6,999,858

Interfund Borrowing and Lending—The Funds participate in an interfund lending program. This program allows the Funds to lend cash to and/or borrow cash from other Funds for temporary purposes. The program is subject to a number of conditions, including the requirement that the interfund loan rate to be charged to the Funds under the program is (i) more favorable to the lending Fund than the rate it could otherwise obtain from investing cash in repurchase agreements or purchasing shares of BMO Prime Money Market Fund or BMO Government Money Market Fund and (ii) more favorable to the borrowing Fund than the lowest interest rate at which bank short-term loans would be available to the Funds. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations. The Directors are responsible for the oversight of the interfund lending program. The 2020 Fund and 2050 Fund had interfund lending balances as of February 28, 2019 of $861,586 and $616,984, respectively.

Funds utilizing the Interfund lending program, borrowing from the BMO Government Money Market Fund during the year ended February 28, 2019, were as follows:

Fund	Average Daily Loan Balance Outstanding	Weighted Average Interest Rate
In-Retirement Fund	$2,200	2.257%
2015 Fund	735	2.259
2020 Fund	2,361	2.570
2025 Fund	1,911	2,184
2035 Fund	1,310	1.770
2045 Fund	1,578	1.772
2055 Fund	178	1.769
Conservative Allocation Fund	1,543	1.762
Moderate Allocation Fund	2,682	1.784
Balanced Allocation Fund	70,949	1.802
Growth Allocation Fund	25,853	1.763
Aggressive Allocation Fund	10,243	1.763

General—Certain of the Officers and Directors of the Corporation are also Officers and Directors/Trustees of one or more of the above companies, which are affiliates of the Corporation. None of the Fund Officers or interested Directors receives any compensation from the Funds.

52

BMO Funds

6.	Line of Credit

The Corporation, on behalf of the respective Funds, participated in a $25 million unsecured, committed revolving line of credit (“LOC”) agreement with UMB Bank, n.a. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of the London Interbank Offering Rate (“LIBOR”) plus 1.25% and a commitment fee of 0.20% per annum on the daily unused portion with no administrative fee. No borrowings were outstanding under the LOC at February 28, 2019. The Funds did not utilize the LOC during the period ended February 28, 2019.

7.	Investment Transactions

Purchases and sales of investments, excluding short-term U.S. government securities, short-term obligations, and in-kind contributions, for the period ended February 28, 2019 were as follows:

	Other than U.S Government Securities		U.S Government Securities
Fund	Purchases	Sales	Purchases	Sales
In-Retirement Fund	$2,533,522	$4,935,483	$—	$—
2015 Fund	551,765	954,294	—	—
2020 Fund	18,781,306	24,450,241	—	—
2025 Fund	10,150,121	6,227,113	—	—
2030 Fund	26,977,672	29,579,608	—	—
2035 Fund	5,934,419	3,870,747	—	—
2040 Fund	17,965,733	20,515,301	—	—
2045 Fund	4,414,799	3,031,635	—	—
2050 Fund	16,830,026	18,084,350	—	—
2055 Fund	5,363,338	2,716,736	—	—
Conservative Allocation Fund	8,863,705	7,948,683	—	—
Moderate Allocation Fund	27,337,285	36,187,099	—	—
Balanced Allocation Fund	110,724,159	123,565,228	—	—
Growth Allocation Fund	34,601,584	31,698,601	—	—
Aggressive Allocation Fund	60,278,123	51,291,872	—	—

8.	Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for net operating loss, foreign currency transactions, paydown gain or loss, market discount accretion, premium amortization and expiring capital loss carryforwards.

To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts, on the Statements of Assets and Liabilities, based on their Federal tax basis treatment; temporary differences do not require reclassification and had no impact on the NAV of the Funds.

The Funds complied with FASB interpretation Accounting for Uncertainty in Income Taxes which provides guidance for how uncertain tax provisions should be recognized, measured, presented and disclosed in the financial statements. Accounting for Uncertainty in Income Taxes requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not,” (i.e., greater than 50 percent) of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold may result in a tax benefit or expense in the current year.

Accounting for Uncertainty in Income Taxes requires management of the Funds to analyze all open tax years, as defined by the statutes of limitations, for all major jurisdictions, which includes federal and certain states. Open tax years are those that are open for exam by the taxing authorities (i.e., the last four tax years and the interim tax period since then). The Funds have no examinations in progress. For all open tax years and all major taxing jurisdictions through the end of the reporting period, management of the Fund reviewed all tax positions taken or expected to be taken in the preparation of the Funds’ tax returns and concluded that Accounting for Uncertainty in Income Taxes resulted in no effect on the Funds’ reported net

53

Notes to Financial Statements (continued)

assets or results of operations as of and during the period ended February 28, 2019. Management of the Fund also is not aware of any tax positions for which it is reasonably possible that the total amounts of recognized tax benefits will significantly change in the next twelve months.

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized Depreciation for Federal Tax Purposes	Net Unrealized Appreciation for Federal Tax Purposes
In-Retirement Fund	$9,652,890	$1,282,545	$(85,205)	$1,197,340
2015 Fund	2,185,696	134,225	(15,436)	118,789
2020 Fund	53,359,646	13,406,912	(428,672)	12,978,240
2025 Fund	26,853,054	2,111,552	(160,009)	1,951,543
2030 Fund	67,592,373	21,774,054	(350,807)	21,423,247
2035 Fund	14,881,067	1,637,923	(44,972)	1,592,951
2040 Fund	37,224,170	14,765,541	(138,684)	14,626,857
2045 Fund	10,843,161	1,022,668	(31,514)	991,154
2050 Fund	30,275,408	10,381,699	(93,375)	10,288,324
2055 Fund	12,061,614	985,220	(45,364)	939,856
Conservative Allocation Fund	34,613,870	4,216,039	(297,936)	3,918,103
Moderate Allocation Fund	59,413,526	11,281,555	(409,974)	10,871,581
Balanced Allocation Fund	252,742,014	69,761,473	(1,795,656)	67,965,817
Growth Allocation Fund	88,787,117	30,612,695	(691,423)	29,921,272
Aggressive Allocation Fund	118,123,153	53,453,391	(509,068)	52,944,323

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales.

The tax character of distributions reported on the Statements of Changes in Net Assets for the years ended August 31, 2018 and August 31, 2017, were as follows:

	2018		2017
Fund	Ordinary Income (1)	Long-Term Capital Gains	Ordinary Income (1)	Long-Term Capital Gains
In-Retirement Fund	$376,688	$866,237	$511,590	$925,260
2015 Fund	90,954	5,618	104,541	—
2020 Fund	1,892,064	3,647,079	1,860,077	4,010,380
2025 Fund	553,263	165,945	619,664	574,669
2030 Fund	2,051,535	3,045,885	1,684,830	3,794,697
2035 Fund	414,773	441,198	534,601	940,910
2040 Fund	1,240,302	3,898,660	997,987	2,711,921
2045 Fund	244,424	255,789	271,179	595,869
2050 Fund	990,070	912,623	641,782	1,777,285
2055 Fund	208,481	72,529	122,469	264,738
Conservative Allocation Fund	2,519,961	4,479,258	3,938,319	—
Moderate Allocation Fund	2,959,918	4,208,363	3,317,223	1,671,078
Balanced Allocation Fund	10,019,454	26,938,699	8,980,113	21,697,731
Growth Allocation Fund	3,864,557	5,945,893	2,008,915	5,863,115
Aggressive Allocation Fund	5,593,851	17,406,814	2,739,308	16,714,385

(1)	For tax purposes, short-term capital gain distributions are considered ordinary income.

54

BMO Funds

As of August 31, 2018, the components of distributable earnings on a tax basis are as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Other Adjustments	Unrealized Appreciation
In-Retirement Fund	$230,035	$359,948	$—	$—	$1,822,695
2015 Fund	36,599	118,380	—	—	146,424
2020 Fund	913,852	3,223,437	—	—	18,767,873
2025 Fund	245,668	515,698	—	—	2,578,484
2030 Fund	943,939	2,954,037	—	—	28,721,970
2035 Fund	102,242	390,860	—	—	2,088,735
2040 Fund	461,950	1,599,024	—	—	19,662,428
2045 Fund	54,094	223,191	—	—	1,310,429
2050 Fund	277,954	1,196,823	—	—	13,252,616
2055 Fund	57,937	233,456	—	—	1,323,692
Conservative Allocation Fund	664,011	4,298,103	—	—	4,810,228
Moderate Allocation Fund	1,343,466	5,726,540	—	—	15,141,597
Balanced Allocation Fund	3,731,776	19,819,254	—	—	92,272,479
Growth Allocation Fund	1,008,149	7,982,233	—	—	40,312,764
Aggressive Allocation Fund	1,493,936	13,426,591	—	—	71,951,918

9.	Subsequent Events

The special meeting of the shareholders of each Target Retirement Fund was held on March 29, 2019. The matter voted on by the shareholders of record as of January 31, 2019 of each Fund and the results of the vote at the shareholder meeting held March 29, 2019 are as follows:

To approve an amendment to the Articles of Incorporation, as amended, of the Corporation to liquidate and dissolve the Fund pursuant to a plan of liquidation.

	Affirmative	Against	Abstain
In-Retirement Fund	723,128	—	—
2015 Fund	117,696	—	—
2020 Fund	3,264,427	70,104	35,965
2025 Fund	1,377,240	—	—
2030 Fund	3,888,805	147,065	2,666
2035 Fund	722,158	—	704
2040 Fund	2,396,366	67,637	4,358
2045 Fund	527,483	—	—
2050 Fund	1,198,594	86,144	3,523
2055 Fund	591,699	878	—

55

NOTES

56

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectuses, which contain facts concerning each Fund’s objective and policies, management fees, expenses, and other information.

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free, 1-800-236-FUND (3863) and by accessing the Funds’ Statement of Additional Information, which is available on the Funds’ website at http://www.bmofunds.com and on the SEC’s website at http://www.sec.gov.

Each Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll free, 1-800-236-FUND (3863) and by accessing the SEC’s website at http://www.sec.gov.

Disclosure of Portfolio Holdings

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shares of the BMO Funds are not bank deposits or other obligations of, or issued, endorsed or guaranteed by, BMO Harris Bank, NA, or any of its affiliates. Shares of the BMO Funds, like shares of all mutual funds, are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

PRSRT STD U.S. POSTAGE PAID LANCASTER, PA PERMIT NO. 1793

BMO Funds U.S. Services P.O. Box 55931 Boston, MA 02205-5931

Contact us 1-800-236-FUND (3863) 414-287-8555

Learn more bmofunds.com

BMO Investment Distributors, LLC, Distributor

BMO Asset Management Corp., Investment Adviser

Investment products are: NOT FDIC INSURED — NO BANK GUARANTEE — MAY LOSE VALUE.

© 2019 BMO Financial Corp. (3/19)

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)

Except as noted below, the schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form. The schedules of investments for BMO Ultra Short Tax-Free Fund, BMO Short Tax-Free Fund, and BMO Intermediate Tax-Free Fund, are filed under this Item.

Ultra Short Tax-Free Fund

Description	Shares or Principal Amount	Value

Municipals — 97.1%

Alabama — 5.5%
Albertville Municipal Utilities Board - Water System, AGM:
2.000%, 8/15/2019	$735,000	$735,316
2.000%, 8/15/2020	355,000	355,401
Black Belt Energy Gas District, 2.581%, (LIBOR 1 Month), 12/1/2023, Call 9/1/2023 (7)	4,500,000	4,409,100
Chatom Industrial Development Board, 1.850%, 8/1/2037, Call 8/1/2019 (7)	4,800,000	4,800,528
County of Jefferson, 5.000%, 9/15/2019	1,000,000	1,016,710
Health Care Authority for Baptist Health, 2.220%, 11/1/2042 (7)	11,125,000	11,125,000
Limestone County Water & Sewer Authority, BAM, 2.000%, 12/1/2019	160,000	160,291
Southeast Alabama Gas Supply District, 2.581%, (LIBOR 1 Month), 4/1/2024, Call 1/1/2024 (7)	5,000,000	4,950,750
Tender Option Bond Trust Receipts/Certificates, 1.890%, 10/5/2020 (5) (7)	5,000,000	5,000,000

		32,553,096
Arizona — 0.7%
Arizona Health Facilities Authority:
3.590%, (SIFMA Municipal Swap Index Yield), 2/5/2020, Call 8/9/2019 (7)	3,250,000	3,271,450
3.590%, (SIFMA Municipal Swap Index Yield), 2/5/2020, Call 8/9/2019 (7)	750,000	754,958

		4,026,408
Arkansas — 1.7%
Arkansas Development Finance Authority:
2.210%, 9/1/2044, Call 3/1/2019 (7)	7,000,000	7,000,000
2.840%, (SIFMA Municipal Swap Index Yield), 9/1/2019, Call 4/1/2019 (7)	3,000,000	3,000,810
City of Cabot, 2.550%, 6/1/2043, Call 6/1/2023	85,000	84,812

		10,085,622
California — 2.9%
Bay Area Toll Authority, 2.840%, (SIFMA Municipal Swap Index Yield), 4/1/2024, Call 10/1/2023 (7)	1,750,000	1,789,655
California Health Facilities Financing Authority, NATL-RE, 3.360%, 7/1/2022, Call 2/28/2019 (7)(11)	500,000	500,000
California Pollution Control Financing Authority, 1.950%, 5/1/2019 (5) (7)	2,750,000	2,750,247
Northern California Gas Authority No. 1, 2.504%, (LIBOR 3 Month), 7/1/2019 (7)	3,935,000	3,935,315
Palomar Health, 4.000%, 11/1/2019	505,000	510,232
State of California, 2.030%, (SIFMA Municipal Swap Index Yield), 12/1/2020, Call 12/1/2019 (7)	750,000	749,813
Tender Option Bond Trust Receipts/Certificates:
1.890%, 8/1/2024 (5) (7)	3,350,000	3,350,000
1.940%, 8/1/2042, Call 2/1/2026 (5) (7)	3,730,000	3,730,000

		17,315,262
Colorado — 1.2%
City & County of Denver Airport System Revenue, AGC, 1.800%, 11/15/2025, Call 2/28/2019 (7)(11)	525,000	525,000
Colorado Health Facilities Authority, 5.000%, 6/1/2019	450,000	452,966
Colorado School of Mines, 2.181%, (LIBOR 1 Month), 2/1/2023, Call 8/1/2022 (7)	1,185,000	1,187,417
E-470 Public Highway Authority:
2.089%, 9/1/2021, Call 9/1/2020 (7)(9)	1,370,000	1,370,397
2.568%, (LIBOR 1 Month), 9/1/2019, Call 3/21/2019 (7)	3,445,000	3,445,207

		6,980,987
Connecticut — 0.1%
Connecticut State Health & Educational Facilities Authority, 5.000%, 7/1/2020	400,000	416,836

District of Columbia — 0.5%

District of Columbia Housing Finance Agency, AGM, 5.000%, 7/1/2021, Call 4/1/2019	360,000	360,875
Washington Convention & Sports Authority, 5.000%, 10/1/2020	2,500,000	2,626,850

		2,987,725
Florida — 4.7%
Atlantic Beach Health Care Facilities Revenue, 3.000%, 11/15/2023, Call 5/15/2020	2,000,000	2,006,180
Citizens Property Insurance Corp.:
5.000%, 6/1/2019	2,640,000	2,660,698
5.000%, 6/1/2020	3,870,000	4,024,219
City of Orlando, AGM, 3.000%, 11/1/2019	850,000	857,081
Escambia County Health Facilities Authority, AGC, 1.800%, 11/15/2029, Call 3/1/2019 (7)	2,400,000	2,400,000
North Broward Hospital District, 5.000%, 1/1/2020	875,000	895,475
Palm Beach County School District, 5.000%, 8/1/2019	1,600,000	1,621,952
RBC Municipal Products, Inc. Trust, 1.940%, (SIFMA Municipal Swap Index Yield), 9/3/2019 (5)(7)	5,000,000	5,000,000
School Board of Miami-Dade County, FGIC, 1.970%, 3/7/2019, Call 3/1/2019 (5)(7)	8,000,000	8,000,000
Sumter County Industrial Development Authority, 4.000%, 7/1/2019	620,000	624,321

		28,089,926
Georgia — 4.4%
Atkinson/Coffee Counties Joint Development Authority, 1.650%, 12/1/2019, Call 6/1/2019	3,000,000	2,994,240
Burke County Development Authority, 1.800%, 7/1/2049, Call 2/28/2019 (7)	1,200,000	1,200,000
Georgia State Road & Tollway Authority, 5.000%, 6/1/2019	1,750,000	1,764,158
Main Street Natural Gas, Inc.:
2.310%, (SIFMA Municipal Swap Index Yield), 12/1/2023, Call 9/1/2023 (7)	5,000,000	4,975,250
2.511%, (LIBOR 1 Month), 12/1/2023, Call 9/1/2023 (7)	5,000,000	4,971,400
5.000%, 5/15/2021	700,000	740,005
Monroe County Development Authority, 2.000%, 6/13/2019 (7)	2,905,000	2,903,896
Morgan County Hospital Authority, 2.750%, 9/1/2019, Call 4/1/2019	3,750,000	3,755,438
Municipal Electric Authority of Georgia, 5.000%, 1/1/2020	1,000,000	1,024,560
Waleska Downtown Development Authority, 2.000%, 8/1/2019, Call 4/1/2019	1,690,000	1,689,087

		26,018,034
Hawaii — 0.5%
City & County of Honolulu, 2.040%, (SIFMA Municipal Swap Index Yield), 9/1/2020, Call 3/18/2019 (7)	2,800,000	2,799,748

Idaho — 0.5%
Idaho Housing & Finance Association, 1.920%, 1/1/2038, Call 3/1/2019 (7)	3,205,000	3,205,000

Illinois — 11.2%
Chicago Board of Education:
2.190%, 3/1/2034, Call 3/1/2019 (5)(7)	10,000,000	10,000,000
2.636%, 12/13/2019 (5)(7)	3,000,000	3,000,000
Chicago Housing Authority, HUD SEC 8, 5.000%, 1/1/2021	1,400,000	1,476,930
City of Chicago Waterworks Revenue, 5.000%, 11/1/2019	250,000	254,940
Cook County Community Unit School District No 401 Elmwood Park, 2.375%, 12/1/2028, Call 3/12/2019 (7)	4,000,000	4,075,680
County of Peoria, 1.940%, 6/15/2020 (5)(7)	7,000,000	7,000,000
Decatur Park District, 3.000%, 12/15/2019	4,311,000	4,341,824
Illinois Educational Facilities Authority:
1.800%, 2/13/2020 (7)	2,000,000	1,999,240
1.875%, 2/13/2020 (7)	2,250,000	2,251,552
Illinois Finance Authority:
2.490%, (SIFMA Municipal Swap Index Yield), 7/1/2023, Call 7/1/2022 (7)	2,000,000	2,000,640
3.000%, 12/1/2019	200,000	200,344
5.000%, 11/15/2019	605,000	618,552
5.000%, 11/15/2019	250,000	255,460
Illinois State University, 5.000%, 4/1/2020	200,000	204,924
Kankakee River Metropolitan Agency, AGM, 3.000%, 5/1/2019	300,000	300,330
Lake County Forest Preserve District, 2.348%, (LIBOR 3 Month), 12/15/2020 (7)	250,000	250,355
Rib Floater Trust Various States, 1.890%, 8/15/2030, Call 4/1/2019 (5)(7)	5,000,000	5,000,000
State of Illinois:
5.000%, 8/1/2020	4,000,000	4,135,200

5.000%, 10/1/2021	1,500,000	1,584,120
5.000%, 2/1/2022	6,040,000	6,380,414
Tender Option Bond Trust Receipts/Certificates:
1.890%, 6/15/2031, Call 6/15/2026 (5)(7)	4,355,000	4,355,000
1.940%, 1/1/2048, Call 1/1/2029 (5)(7)	4,500,000	4,500,000
Town of Normal, 4.000%, 6/1/2019	230,000	231,270
Village of Bolingbrook:
4.000%, 3/1/2019	1,700,000	1,700,000
4.000%, 3/1/2020	345,000	351,638

		66,468,413
Indiana — 3.4%
Indiana Bond Bank, 4.000%, 1/3/2020	3,000,000	3,052,890
Indiana Finance Authority, 2.100%, 3/1/2019 (7)	1,100,000	1,100,000
Indiana Housing & Community Development Authority, GNMA/FNMA/FHLMC, 1.950%, 7/1/2047, Call 2/28/2019 (7)	7,350,000	7,350,000
Tender Option Bond Trust Receipts/Certificates, 2.010%, 10/15/2019 (5)(7)	8,500,000	8,500,000

		20,002,890
Iowa — 0.8%
Iowa Finance Authority, 2.315%, (SIFMA Municipal Swap Index Yield), 1/4/2024, Call 3/20/2019 (5)(7)	3,520,000	3,520,070

Iowa Finance Authority, GNMA/FNMA/FHLMC, 2.040%, (SIFMA Municipal Swap Index Yield), 5/3/2021, Call 11/2/2020 (7)	1,500,000	1,498,065

		5,018,135
Kansas — 0.1%
State of Kansas Department of Transportation, 2.056%, (LIBOR 1 Month), 9/1/2021 (7)	400,000	400,928

Kentucky — 3.0%
City of Berea, 1.430%, 6/1/2032 (7)	2,700,000	2,700,000
Kentucky Berea Collage Educational Facilities Authority, 1.400%, 6/1/2029, Call 03/21/2019 (7)	1,000,000	1,000,000
Kentucky Economic Development Finance Authority, 2.100%, 3/1/2019 (7)	1,500,000	1,500,000
Kentucky Public Energy Authority, 4.000%, 7/1/2020	2,115,000	2,162,862
Kentucky State Property & Building Commission, NATL-RE, 5.000%, 8/1/2019	2,500,000	2,532,750
Laurel County Judicial Center Public Properties Corp., 4.000%, 3/1/2020	530,000	541,512
Louisville/Jefferson County Metropolitan Government:
1.250%, 6/3/2019 (7)	1,000,000	998,260
1.250%, 6/3/2019 (7)	1,000,000	998,260
Northern Kentucky Water Service District, 3.000%, 4/1/2019, Call 4/1/2019	1,665,000	1,665,266

Tender Option Bond Trust Receipts/Certificates, 1.940%, 4/1/2032, Call 4/1/2027 (5)(7)	3,665,000	3,665,000

		17,763,910
Louisiana — 1.9%
Louisiana Housing Corp., FHA, 2.500%, 12/1/2031, Call 6/1/2020	380,000	351,451
Louisiana Public Facilities Authority:
1.900%, 7/1/2021, Call 3/7/2019 (7)	885,000	885,000
2.390%, (SIFMA Municipal Swap Index Yield), 9/1/2023, Call 3/1/2023 (7)	5,000,000	5,001,900
4.000%, 5/15/2019	225,000	225,900
Parish of St. James, 1.940%, 11/1/2040, Call 2/28/2019 (7)	5,000,000	5,000,000

		11,464,251
Maryland — 0.6%
City of Baltimore, 4.000%, 9/1/2019	350,000	353,304

RBC Municipal Products, Inc. Trust, 1.940%, (SIFMA Municipal Swap Index Yield), 7/1/2019 (5)(7)	3,000,000	3,000,000

		3,353,304
Massachusetts — 0.1%
Massachusetts Development Finance Agency:
2.220%, (SIFMA Municipal Swap Index Yield), 1/29/2020, Call 8/1/2019 (7)	500,000	500,515
5.000%, 7/1/2021	300,000	320,148

		820,663
Michigan — 0.7%
Boyne City Public School District, 1.500%, 5/1/2019	1,265,000	1,264,633

Michigan Finance Authority:
2.210%, (LIBOR 1 Month), 12/1/2020, Call 6/1/2020 (7)	200,000	200,314
5.000%, 11/15/2019	400,000	408,620
Michigan State Hospital Finance Authority, 1.500%, 5/1/2020 (7)	775,000	771,109
Taylor Tax Increment Finance Authority, AGM:
4.000%, 5/1/2020, Call 4/1/2019	785,000	786,327
4.000%, 5/1/2021, Call 4/1/2019	600,000	601,038
White Cloud Public Schools, Q-SBLF, 4.000%, 5/1/2019	175,000	175,590

		4,207,631
Minnesota — 0.7%
Housing & Redevelopment Authority of the City of St. Paul, 3.000%, 11/15/2019	600,000	605,292
Minnesota Rural Water Finance Authority, Inc.:
1.050%, 3/1/2019	1,350,000	1,350,000
2.000%, 8/1/2020, Call 2/1/2020	2,000,000	2,001,960

		3,957,252
Mississippi — 1.2%
Mississippi Business Finance Corp., 2.220%, 5/1/2037, Call 5/1/2019 (7)	1,500,000	1,500,795
Mississippi Development Bank, 2.500%, 1/1/2020	4,600,000	4,630,728
Southwest Mississippi Regional Medical Center, 2.100%, 6/1/2019, Call 4/1/2019	1,000,000	999,400

		7,130,923
Missouri — 1.3%
Cape Girardeau County Industrial Development Authority, 5.000%, 3/1/2019	220,000	220,000
City of St. Louis, 3.000%, 5/30/2019	5,000,000	5,014,500
Missouri Housing Development Commission, GNMA/FNMA/FHLMC, 4.700%, 3/1/2035, Call 9/1/2019	200,000	202,024
Missouri State Environmental Improvement & Energy Resources Authority, NATL-RE, 2.503%, 12/1/2022, Call 2/28/2019 (7)(11)	1,750,000	1,750,000

Missouri State Health & Educational Facilities Authority, 2.875%, 2/1/2034, Call 4/1/2020	765,000	766,354

		7,952,878
Nevada — 0.4%
City of Carson City, 5.000%, 9/1/2019	345,000	349,747
City of North Las Vegas NV, AGM, 5.000%, 6/1/2020	1,650,000	1,710,770

		2,060,517
New Jersey — 6.5%
City of Union City, SAW, 4.000%, 11/1/2019	1,000,000	1,012,010
Lyndhurst Township School District, School Bond Gty, 3.000%, 9/13/2019	2,000,000	2,011,620
New Jersey Economic Development Authority:
2.030%, 11/1/2040, Call 2/28/2019 (7)	4,485,000	4,485,000
2.030%, 11/1/2040, Call 2/28/2019 (7)	5,515,000	5,515,000
2.040%, 11/1/2031, Call 2/28/2019 (7)	4,510,000	4,510,000
New Jersey Health Care Facilities Financing Authority:
2.030%, 7/1/2038, Call 2/28/2019 (7)	3,175,000	3,175,000
2.120%, 7/1/2028, Call 3/6/2019 (7)	300,000	300,000
New Jersey Transportation Trust Fund Authority:
2.740%, (SIFMA Municipal Swap Index Yield), 12/15/2019, Call 6/15/2019 (7)	5,000,000	5,006,100
4.000%, 6/15/2019	500,000	502,935
4.000%, 6/15/2020	200,000	204,822
5.000%, 6/15/2019	4,500,000	4,538,925
New Jersey Turnpike Authority:
2.096%, (LIBOR 1 Month), 1/1/2021 (7)	1,750,000	1,755,530
2.236%, (LIBOR 1 Month), 1/1/2022 (7)	750,000	754,072
Tender Option Bond Trust Receipts/Certificates, 1.890%, 7/1/2025 (5)(7)	2,175,000	2,175,000
Tobacco Settlement Financing Corp., 5.000%, 6/1/2020	2,400,000	2,481,792

		38,427,806
New Mexico — 1.4%
County of Bernalillo, 1.400%, 3/1/2019 (7)	2,875,000	2,875,000

New Mexico Municipal Energy Acquisition Authority, 2.431%, (LIBOR 1 Month), 8/1/2019, Call 3/21/2019 (7)	5,500,000	5,501,155

		8,376,155
New York — 7.5%
Albany Industrial Development Agency, 1.960%, 7/1/2032, Call 3/7/2019 (7)	1,175,000	1,175,000

City of New York, AGC, 1.890%, 10/1/2021, Call 3/4/2019 (7)(11)	100,000	100,000
County of Suffolk, 5.000%, 7/24/2019	5,500,000	5,563,690
Long Island Power Authority, 2.506%, (LIBOR 1 Month), 10/1/2023, Call 10/1/2022 (7)	4,000,000	4,013,720
Metropolitan Transportation Authority:
2.190%, (SIFMA Municipal Swap Index Yield), 11/15/2022 (7)	3,000,000	2,969,430
2.231%, (LIBOR 1 Month), 11/1/2022 (7)	2,985,000	2,981,239
2.320%, (SIFMA Municipal Swap Index Yield), 6/1/2019 (7)	500,000	500,295
2.381%, (LIBOR 1 Month), 2/1/2020 (7)	3,500,000	3,507,140
4.000%, 2/3/2020	3,000,000	3,056,730
5.000%, 11/15/2019, Call 11/15/2019 (7)	600,000	612,174
New York City Transitional Finance Authority Future Tax Secured Revenue, 1.750%, 11/1/2029, Call 2/28/2019 (7)	3,000,000	3,000,000
New York City Water & Sewer System, 1.750%, 6/15/2039, Call 2/28/2019 (7)	1,100,000	1,100,000
Nuveen New York AMT-Free Quality Municipal Income Fund, 2.040%, 5/1/2047, Call 2/28/2019 (5)(7)	5,000,000	5,000,000
South Glens Falls Central School District, SAW, 3.000%, 7/26/2019	4,500,000	4,521,150
Triborough Bridge & Tunnel Authority:
2.025%, (SOFR + 43 basis points), 9/26/2019 (7)	1,420,000	1,421,122
2.381%, (LIBOR 1 Month), 2/1/2021 (7)	4,890,000	4,933,178

		44,454,868
North Carolina — 0.2%
North Carolina Medical Care Commission, 2.060%, 6/1/2029, Call 6/1/2020 (5)(7)	1,000,000	1,000,000

North Dakota — 0.4%
Barnes County North Public School District Building Authority, 4.000%, 5/1/2019	590,000	591,923
Williston North Dakota County Wide Public Safety Sales Tax Revenue:
5.000%, 7/15/2020	1,025,000	1,058,979
5.000%, 7/15/2021	750,000	789,803

		2,440,705
Ohio — 7.6%
City of Avon:
3.000%, 9/5/2019	1,250,000	1,258,100
3.000%, 1/22/2020	700,000	706,020
City of Fairborn, 2.250%, 3/21/2019	2,887,000	2,887,491
City of Grove City, 2.500%, 3/7/2019	4,000,000	4,000,400
City of Lakewood, 2.500%, 3/28/2019	4,000,000	4,001,920
City of Seven Hills, 2.875%, 4/10/2019	750,000	750,600
County of Belmont:
3.000%, 8/29/2019	3,800,000	3,822,914
3.000%, 1/29/2020	1,000,000	1,008,520
County of Lorain, 3.000%, 2/7/2020	2,000,000	2,019,120
County of Lucas, 5.000%, 11/15/2019	1,165,000	1,187,577
County of Trumbull:
2.000%, 8/29/2019	2,800,000	2,800,812
3.125%, 8/29/2019	2,000,000	2,011,600
Dublin City School District, 2.500%, 4/18/2019	4,500,000	4,503,375
FHLMC Multifamily VRD Certificates, 1.990%, (SIFMA Municipal Swap Index Yield), 9/15/2033 (7)	3,470,000	3,470,000
Lancaster Port Authority, 2.401%, (LIBOR 1 Month), 8/1/2019, Call 3/21/2019 (7)	5,000,000	5,000,900
Little Miami Local School District, 3.000%, 11/21/2019	1,000,000	1,008,560
State of Ohio, 2.100%, 3/1/2019 (7)	1,000,000	1,000,000
Village of Cuyahoga Heights, 3.250%, 6/19/2019 (9)	1,000,000	1,004,110
Village of Orange, 3.000%, 8/29/2019	2,500,000	2,512,975

		44,954,994
Oklahoma — 0.3%
Oklahoma County Finance Authority, 5.000%, 10/1/2019	510,000	519,552
Tulsa County Independent School District No. 4 Bixby, 2.000%, 7/1/2019	1,000,000	1,001,110

		1,520,662
Pennsylvania — 5.1%
Bethlehem Area School District, SAW, 2.225%, (LIBOR 1 Month), 11/1/2021, Call 11/2/2020 (7)	2,995,000	2,995,359
Commonwealth Financing Authority, 5.000%, 6/1/2020	1,000,000	1,037,540
Indiana County Industrial Development Authority, 1.550%, 4/1/2019, Call 3/26/2019	1,850,000	1,849,427

Manheim Township School District, 2.176%, (LIBOR 1 Month), 11/1/2021, Call 5/1/2021 (7)	2,000,000	2,012,500
Montgomery County Higher Education & Health Authority:
1.970%, 9/1/2050, Call 3/1/2019 (7)	8,000,000	8,000,000
2.460%, (SIFMA Municipal Swap Index Yield), 9/1/2023, Call 9/1/2019 (7)	2,500,000	2,501,625
Montgomery County Industrial Development Authority, AGC, 1.800%, 11/15/2029, Call 3/1/2019 (7)	1,400,000	1,400,000

North Penn Water Authority, 2.181%, (LIBOR 1 Month), 11/1/2019, Call 5/1/2019 (7)	2,000,000	2,000,280
Northampton County General Purpose Authority, 2.796%, (LIBOR 1 Month), 8/15/2024, Call 2/15/2023 (7)	1,000,000	1,004,300
Old Forge School District, BAM SAW, 2.000%, 5/1/2019	500,000	499,985
Pennsylvania Economic Development Financing Authority, 2.125%, 5/1/2019 (7)	3,000,000	3,000,510
Pennsylvania Turnpike Commission:
2.620%, (SIFMA Municipal Swap Index Yield), 12/1/2020, Call 6/1/2020 (7)	1,800,000	1,808,928
2.890%, (SIFMA Municipal Swap Index Yield), 12/1/2019, Call 6/1/2019 (7)	2,225,000	2,228,960

		30,339,414
South Carolina — 3.2%
Lexington County Health Services District, Inc., 5.000%, 11/1/2019	250,000	254,908
Patriots Energy Group Financing Agency, 2.541%, (LIBOR 1 Month), 2/1/2024, Call 11/1/2023 (7)	6,000,000	6,002,340
South Carolina Jobs-Economic Development Authority:
1.990%, 5/1/2048, Call 2/28/2019 (7)	3,750,000	3,750,000
2.250%, 5/1/2019, Call 3/17/2019 (5)	3,000,000	3,000,660
Tender Option Bond Trust Receipts/Certificates, 1.990%, 1/1/2020 (5)(7)	6,000,000	6,000,000

		19,007,908
South Dakota — 0.5%
Tender Option Bond Trust Receipts/Certificates, 1.910%, 11/1/2040, Call 11/1/2019 (5)(7)	3,000,000	3,000,000

Tennessee — 1.7%
County of Monroe, 1.200%, 6/15/2019, Call 3/21/2019	1,250,000	1,248,075
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board, 1.875%, 7/1/2020 (7)	1,400,000	1,397,256
Tender Option Bond Trust Receipts/Certificates, 1.940%, 7/1/2021 (5)(7)	2,500,000	2,500,000
Tennessee Energy Acquisition Corp., 5.250%, 9/1/2020	4,720,000	4,914,747
Tennessee Housing Development Agency, 4.500%, 7/1/2028, Call 1/1/2020	35,000	35,435

		10,095,513
Texas — 8.4%
Bexar County Health Facilities Development Corp.:
5.000%, 7/15/2019	125,000	125,996
5.000%, 7/15/2020	175,000	179,956
Deer Park Independent School District, PSF, 3.000%, 10/1/2019 (7)	2,000,000	2,014,220
Georgetown Independent School District, 2.500%, 8/1/2019 (7)	1,500,000	1,504,530
Goose Creek Consolidated Independent School District, PSF, 1.180%, 8/15/2019 (7)	1,800,000	1,795,446
Harris County Municipal Utility District No. 371, BAM, 2.000%, 9/1/2019	295,000	295,145
Irving Hospital Authority, 2.840%, (SIFMA Municipal Swap Index Yield), 10/15/2023, Call 4/15/2023 (7)	1,000,000	1,002,690
Midlothian Independent School District, PSF, 2.500%, 8/1/2020 (7)	1,500,000	1,514,940
Mission Economic Development Corp., 2.150%, 4/1/2019 (7)	9,000,000	9,000,990
North Texas Tollway Authority, 2.410%, (SIFMA Municipal Swap Index Yield), 1/1/2020, Call 7/1/2019 (7)	610,000	609,726
Northside Independent School District, PSF:
2.000%, 8/1/2019 (7)	5,000,000	5,005,000
2.125%, 8/1/2020, Call 8/1/2019 (7)	1,850,000	1,852,793
Rib Floater Trust Various States, 1.890%, 6/1/2032, Call 4/1/2020 (5)(7)	6,000,000	6,000,000
Spring Branch Independent School District, PSF, 3.000%, 6/18/2019 (7)	4,000,000	4,014,240
Tender Option Bond Trust Receipts/Certificates, 1.940%, 7/1/2021 (5)(7)	11,000,000	11,000,000
Trail of the Lakes Municipal Utility District, BAM, 5.000%, 4/1/2019	120,000	120,287
Travis County Health Facilities Development Corp., 5.250%, 1/1/2047, Call 1/1/2020 (7)	3,400,000	3,534,028

		49,569,987
Utah — 0.8%

Tender Option Bond Trust Receipts/Certificates, 1.940%, 1/1/2025 (5)(7)	4,800,000	4,800,000

Virginia — 1.4%
FHLMC Multifamily VRD Certificates, 1.990%, (SIFMA Municipal Swap Index Yield), 6/15/2035, Call 10/15/2029 (7)	2,995,000	2,998,175
Henrico County Economic development Authority, 5.000%, 10/1/2020	900,000	939,528

Newport News Redevelopment & Housing Authority, FHA/GNMA, 1.200%, 4/1/2019	3,500,000	3,498,285
Peninsula Ports Authority, 1.550%, 10/1/2019 (7)	1,000,000	996,530

		8,432,518
Washington — 1.2%
City of Bellingham Water & Sewer Revenue, 1.940%, 8/1/2019 (5)(7)	1,625,000	1,625,000
Tender Option Bond Trust Receipts/Certificates, 1.890%, 6/15/2033, Call 6/1/2019 (5)(7)	5,050,000	5,050,000
Washington Health Care Facilities Authority, 2.770%, (LIBOR 1 Month), 7/1/2022, Call 1/1/2022 (7)	450,000	455,562

		7,130,562
West Virginia — 1.0%
West Virginia Hospital Finance Authority:
1.970%, 6/1/2033, Call 3/1/2019 (7)	5,000,000	5,000,000
5.000%, 1/1/2020	300,000	307,545
5.000%, 1/1/2021	360,000	379,238

		5,686,783
Wisconsin — 1.8%
Burlington Area School District, 3.000%, 8/6/2019, Call 5/6/2019	1,000,000	1,002,340
Maple School District, 3.000%, 10/29/2019	1,300,000	1,307,280
Pewaukee School District, 3.000%, 8/1/2019, Call 5/1/2019	1,000,000	1,002,080
Port Washington-Saukville School District, 2.500%, 10/1/2020, Call 10/1/2019	1,000,000	1,002,890
Public Finance Authority:
2.300%, 10/1/2019, Call 4/1/2019	1,500,000	1,495,575
5.000%, 11/15/2019	440,000	448,219
Tender Option Bond Trust Receipts/Certificates, 1.810%, 11/15/2044 (5)(7)	4,000,000	4,000,000

Wisconsin Health & Educational Facilities Authority, 2.090%, (SIFMA Municipal Swap Index Yield), 7/28/2021, Call 1/28/2021 (7)	500,000	497,845

		10,756,229

Total Municipals (identified cost $574,806,104)		575,074,443

Short-Term Investments — 3.4%

Mutual Funds — 0.0%
BMO Government Money Market Fund — Premier Class, 2.421% (4)	248,241	248,241

Short-Term Municipals — 3.4%

Florida — 1.2%
City of Jacksonville, 1.900%, 3/11/2019	3,000,000	3,000,000
JEA Electric System Revenue, 1.950%, 3/19/2019	4,000,000	4,000,000

		7,000,000
Illinois — 1.4%
State of Illinois, 5.000%, 6/15/2019	3,500,000	3,525,953
Tender Option Bond Trust Receipts/Certificates, 1.920%, 4/1/2046 (5)(7)	5,000,000	5,000,000

		8,525,953
Kentucky — 0.3%
Tender Option Bond Trust Receipts/Certificates, 1.940%, 4/1/2032 (5)(7)	1,435,000	1,435,000

Texas — 0.5%
San Antonio Texas Water System, 1.640%, 3/6/2019	3,000,000	3,000,000

Total Short-Term Investments (identified cost $20,209,194)		20,209,194

Total Investments — 100.5% (identified cost $595,015,298)		595,283,637

Other Assets and Liabilities — (0.5)%	(2,947,936)

Total Net Assets — 100.0%	$592,335,701

(4)	Denotes an investment in an affiliated entity. Please refer to Note 6, subsection Investments in Affiliated Issuers, in the Notes to Financial Statements.

(5)

Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based on criteria approved by the Board of Directors of the BMO Funds. At February 28, 2019 these securities amounted to:

Fund	Amount	% of Total Net Assets
Ultra Short Tax-Free Fund	141,955,977	23.97

(7)

Denotes a variable rate security. The rate shown is the current interest rate as of February 28, 2019. Rate fluctuations are based underlying positions and/or other variables. For securities whose yields vary with a designated market index or market rate, the reference rate and spread are indicated in the description.

(9)	Purchased on a when-issued or delayed delivery basis.

(11)

Issue represents an Auction Rate Security. An Auction Rate Security is a corporate or municipal bond debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

Short Tax-Free Fund

Description	Shares or Principal Amount	Value

Municipals — 96.2%

Alabama — 3.4%
Black Belt Energy Gas District:
2.581%, (LIBOR 1 Month), 12/1/2023, Call 9/1/2023 (7)	$1,000,000	$979,800
4.000%, 6/1/2021, Call 3/1/2021 (7)	1,000,000	1,036,420
County of Jefferson, 5.000%, 9/15/2021	1,000,000	1,075,750
Health Care Authority for Baptist Health, 2.220%, 11/1/2042 (7)	1,560,000	1,560,000
Southeast Alabama Gas Supply District, 2.581%, (LIBOR 1 Month), 4/1/2024, Call 1/1/2024 (7)	1,000,000	990,150
Tuscaloosa City Board of Education:
5.000%, 8/1/2020	200,000	209,228
5.000%, 8/1/2021	175,000	188,363

		6,039,711
Alaska — 0.9%
Alaska Industrial Development & Export Authority, 3.500%, 12/1/2020, Call 12/1/2019	1,000,000	1,007,570
City of Valdez, 5.000%, 1/1/2021	500,000	527,755

		1,535,325
Arizona — 1.8%
Arizona Health Facilities Authority:
3.590%, (SIFMA Municipal Swap Index Yield), 2/5/2020, Call 8/9/2019 (7)	250,000	251,650
3.590%, (SIFMA Municipal Swap Index Yield), 2/5/2020, Call 8/9/2019 (7)	250,000	251,653
City of El Mirage, 5.000%, 7/1/2022, Call 7/1/2020	465,000	484,167
City of Phoenix Civic Improvement Corp., NATL-RE, 5.500%, 7/1/2019	100,000	101,263
Coconino County Pollution Control Corp., 1.600%, 5/21/2020 (7)	750,000	745,523
Industrial Development Authority of the City of Phoenix, 3.000%, 7/1/2020 (5)	55,000	54,702
La Paz County Industrial Development Authority, 5.000%, 2/15/2021 (5)	540,000	558,036
Maricopa County Industrial Development Authority:
2.550%, 7/1/2021	330,000	328,739
2.875%, 7/1/2021 (5)	200,000	198,904
Pinal County School District No. 1 Florence, BAM, 4.000%, 7/1/2020	250,000	257,430

		3,232,067
Arkansas — 0.8%
Arkansas Development Finance Authority, 2.210%, 9/1/2044, Call 3/1/2019 (7)	1,029,000	1,029,000
City of Cabot, 2.550%, 6/1/2043, Call 6/1/2023	30,000	29,934
City of Hot Springs Wastewater Revenue, 5.000%, 12/1/2020	245,000	257,382
City of Rogers, 2.125%, 11/1/2029, Call 11/1/2021	50,000	50,006

		1,366,322
California — 5.5%
Abag Finance Authority for Nonprofit Corps., 5.000%, 7/1/2020	500,000	523,270
Bay Area Toll Authority, 2.840%, (SIFMA Municipal Swap Index Yield), 4/1/2024, Call 10/1/2023 (7)	500,000	511,330
California Health Facilities Financing Authority, NATL-RE, 3.360%, 7/1/2022, Call 2/28/2019 (7)(11)	400,000	400,000
California Housing Finance Agency, AGM, 6.034%, 2/1/2037, Call 3/7/2019 (7)(11)	5,000	5,000
California Municipal Finance Authority, 5.000%, 2/1/2022	1,000,000	1,085,750
California Public Finance Authority:
5.000%, 10/15/2021	350,000	371,182
5.000%, 10/15/2022	300,000	324,840
California State Public Works Board:
5.000%, 4/1/2020	320,000	331,894
5.000%, 11/1/2020, Call 11/1/2019	35,000	35,818
5.125%, 10/1/2022, Call 10/1/2019	245,000	250,263

California Statewide Communities Development Authority, 5.000%, 12/1/2025 (5)	200,000	225,786
California Statewide Communities Development Authority, CMI, 3.500%, 11/1/2021, Call 11/1/2019	750,000	759,877
California Statewide Communities Development Authority, NATL-RE, 2.330%, 4/1/2028 (7)(11)	75,000	75,000
Carson Redevelopment Agency Successor Agency, AGM, 5.000%, 10/1/2020	675,000	712,172
Chino Redevelopment Agency Successor Agency, AMBAC, 4.000%, 9/1/2019, Call 4/1/2019	250,000	250,405
City of Redding Electric System Revenue, NATL-RE, 3.848%, 7/1/2022 (7)(11)	100,000	98,378
County of San Joaquin, 4.000%, 4/1/2019	225,000	225,421
Fresno Joint Powers Financing Authority, AGM, 5.000%, 4/1/2022	875,000	961,572
Golden State Tobacco Securitization Corp., 5.000%, 6/1/2022	1,000,000	1,088,420
Northern California Gas Authority No. 1, 2.504%, (LIBOR 3 Month), 7/1/2019 (7)	545,000	545,044
Palomar Health, 5.000%, 11/1/2022	375,000	409,691
Sacramento Redevelopment Agency Successor Agency, BAM, 5.000%, 12/1/2022	385,000	432,544
Twin Rivers Unified School District, AGM, 3.200%, 6/1/2020, Call 4/1/2019 (7)	220,000	220,262

		9,843,919
Colorado — 2.9%
Auraria Higher Education Center, 6.000%, 5/1/2019	178,000	179,252
City of Burlington Water & Sewer Revenue, AGM, 3.000%, 11/1/2019	100,000	100,531
Colorado Educational & Cultural Facilities Authority:
2.500%, 12/15/2019	50,000	49,995
5.000%, 10/1/2021	1,000,000	1,065,850
Colorado Health Facilities Authority:
3.125%, 5/15/2027, Call 5/15/2020	1,000,000	991,750
5.000%, 6/1/2021	250,000	264,455
5.000%, 6/1/2022	250,000	270,330
County of Montrose, 4.000%, 12/1/2019	200,000	203,148
E-470 Public Highway Authority, 2.720%, (LIBOR 1 Month), 9/1/2021, Call 3/1/2021 (7)	575,000	580,704
Regional Transportation District, 5.000%, 6/1/2025, Call 6/1/2020	500,000	520,680
University of Colorado Hospital Authority, 5.000%, 3/1/2022, Call 9/1/2021 (7)	750,000	805,020
Wheatlands Metropolitan District, BAM, 4.000%, 12/1/2020	125,000	128,951

		5,160,666
Connecticut — 0.4%
State of Connecticut:
2.660%, (SIFMA Municipal Swap Index Yield), 9/15/2019 (7)	115,000	115,311
5.000%, 3/15/2021	500,000	531,345

		646,656
Florida — 6.5%

Atlantic Beach Health Care Facilities Revenue, 3.250%, 11/15/2024, Call 11/15/2020	1,155,000	1,160,683
Brevard County Health Facilities Authority:
5.000%, 4/1/2020	500,000	517,005
5.000%, 4/1/2021	400,000	424,648
City of Orlando, AGM:
4.000%, 11/1/2021	460,000	486,027
5.000%, 11/1/2022	350,000	389,270
City of Port St. Lucie, 5.000%, 7/1/2020	295,000	307,298
City of Tampa, 5.000%, 11/15/2020, Call 5/15/2020	25,000	25,958
Columbia County School Board, 5.000%, 7/1/2019	920,000	929,651
Columbia County School Board, BAM, 5.000%, 7/1/2021	400,000	427,996
County of Broward Half-Cent Sales Tax Revenue, 5.000%, 10/1/2020	100,000	105,266
County of Okeechobee, 1.550%, 7/1/2021 (7)	915,000	892,875
Emerald Coast Utilities Authority, BAM, 5.000%, 1/1/2021	300,000	318,210
Escambia County Health Facilities Authority, AGC, 1.800%, 11/15/2029, Call 3/1/2019 (7)	300,000	300,000
Florida Housing Finance Corp., GNMA/FNMA/FHLMC, 4.600%, 1/1/2029, Call 1/1/2020	45,000	45,658
Halifax Hospital Medical Center:
5.000%, 6/1/2020	325,000	336,931
5.000%, 6/1/2021	300,000	318,225

Highlands County Health Facilities Authority, 1.730%, 11/15/2037, Call 2/28/2019 (7)	400,000	400,000
Miami-Dade County Educational Facilities Authority, AMBAC, 5.250%, 4/1/2020	40,000	41,462
Pinellas County Health Facilities Authority, NATL-RE, 3.621%, 11/15/2023, Call 2/28/2019 (7)(11)	125,000	125,000
Sarasota County Health Facilities Authority, 5.000%, 1/1/2022	500,000	524,795
School Board of Miami-Dade County:
1.510%, 8/1/2027 (5)(7)	1,515,000	1,515,000
5.000%, 5/1/2019	225,000	226,172
School District of Broward County, 5.000%, 7/1/2019	1,000,000	1,010,820
Southeast Overtown Park West Community Redevelopment Agency, 5.000%, 3/1/2019 (5)	250,000	250,000
Sumter County Industrial Development Authority:
5.000%, 7/1/2020	235,000	244,670
5.000%, 7/1/2020	300,000	312,345

		11,635,965
Georgia — 5.8%
Atlanta Development Authority, 4.000%, 9/1/2020	500,000	517,090
Burke County Development Authority, 1.800%, 7/1/2049, Call 2/28/2019 (7)	600,000	600,000
City of Atlanta:
5.000%, 1/1/2021	250,000	265,083
5.000%, 1/1/2022	700,000	757,960
City of Atlanta Water & Wastewater Revenue, 6.000%, 11/1/2029, Call 11/1/2019	290,000	298,413
County of DeKalb Water & Sewerage Revenue, 5.000%, 10/1/2020	150,000	157,803
DeKalb Private Hospital Authority, 5.000%, 11/15/2021, Call 11/15/2019	420,000	429,912
Gainesville & Hall County Hospital Authority:
2.690%, (SIFMA Municipal Swap Index Yield), 2/18/2020, Call 8/22/2019 (7)	350,000	350,245
5.000%, 2/15/2021	700,000	740,593
Georgia State Road & Tollway Authority, 5.000%, 6/1/2021	1,250,000	1,342,150
Main Street Natural Gas, Inc.:
2.431%, (LIBOR 1 Month), 9/1/2023, Call 6/1/2023 (7)	1,000,000	991,460
2.511%, (LIBOR 1 Month), 12/1/2023, Call 9/1/2023 (7)	500,000	497,140
5.000%, 3/15/2019	1,000,000	1,000,890
5.000%, 5/15/2024	1,250,000	1,388,812
Municipal Electric Authority of Georgia, 5.000%, 1/1/2023	875,000	967,137

		10,304,688
Guam — 0.3%
Territory of Guam, 5.000%, 12/1/2022	500,000	538,670

Idaho — 0.0%
Idaho Housing & Finance Association, 5.000%, 7/15/2022, Call 7/15/2019	75,000	75,934

Illinois — 15.1%
Chicago Board of Education, 2.190%, 3/1/2034, Call 3/1/2019 (5)(7)	3,000,000	3,000,000
Chicago Housing Authority, HUD SEC 8, 5.000%, 1/1/2023	1,000,000	1,108,410
Chicago O’Hare International Airport:
5.000%, 1/1/2022	100,000	108,798
5.000%, 1/1/2022	200,000	217,596
Chicago Park District:
5.000%, 1/1/2022	250,000	265,950
5.000%, 1/1/2022	500,000	531,900
Chicago Transit Authority, 5.000%, 6/1/2021	750,000	795,728
City of Chicago Wastewater Transmission Revenue:
5.000%, 1/1/2021	840,000	883,369
5.000%, 1/1/2022	500,000	538,965
City of Chicago Waterworks Revenue, 5.000%, 11/1/2021	1,000,000	1,074,310
City of Waukegan, 5.000%, 12/30/2020	250,000	263,855
Cook County Community Unit School District No 401 Elmwood Park, 2.375%, 12/1/2028, Call 3/12/2019 (7)	1,000,000	1,018,920
Cook County Township High School District No. 201 J Sterling Morton, AMBAC, 0.000%, 12/1/2019	100,000	98,333
Cook Kane Lake & McHenry Counties Community College District No. 512, 5.000%, 12/1/2019	1,000,000	1,024,720
County of Cook:
5.000%, 11/15/2020, Call 11/15/2019	250,000	255,143

5.000%, 11/15/2021	720,000	772,294
Illinois Finance Authority:
3.106%, (LIBOR 1 Month), 5/1/2021, Call 11/1/2020 (7)	1,000,000	1,003,430
5.000%, 1/1/2021	200,000	209,628
5.000%, 11/15/2021	400,000	432,660
5.000%, 1/1/2022	150,000	160,836
5.000%, 7/15/2022	750,000	828,502
5.000%, 11/15/2022	555,000	615,795
5.000%, 12/1/2022	290,000	310,935
Illinois Housing Development Authority, AGM, 4.400%, 9/1/2020, Call 4/1/2019	65,000	65,116
Kane McHenry Cook & De Kalb Counties Unit School District No. 300, 5.000%, 1/1/2023	1,000,000	1,110,750
Lake County Forest Preserve District, 2.348%, (LIBOR 3 Month), 12/15/2020 (7)	140,000	140,199
Marion-Clinton Etc Counties High School District No. 200-Centralia, BAM, 3.000%, 12/1/2019	185,000	184,950
Metropolitan Pier & Exposition Authority, NATL-RE, 0.000%, 6/15/2020	30,000	29,030
Quad Cities Regional Economic Development Authority, 4.000%, 10/1/2019	400,000	404,040
Railsplitter Tobacco Settlement Authority, 5.000%, 6/1/2023	1,000,000	1,117,210
Sales Tax Securitization Corp., 5.000%, 1/1/2023	1,000,000	1,090,620
State of Illinois:
5.000%, 4/1/2020	100,000	102,655
5.000%, 8/1/2020	900,000	930,420
5.000%, 2/1/2021	240,000	250,104
5.000%, 11/1/2022	2,000,000	2,139,300
Town of Cicero, AGM, 5.000%, 1/1/2020	500,000	512,325
Village of Bolingbrook, AGM:
4.000%, 3/1/2022	630,000	664,669
4.000%, 3/1/2023	510,000	545,256
Will & Kankakee Counties School District No. 255, 4.000%, 6/1/2019	1,110,000	1,116,149
Will County Community High School District No. 210 Lincoln-Way, 4.000%, 1/1/2022, Call 4/1/2019	1,000,000	1,000,300

		26,923,170
Indiana — 2.2%
City of Whiting, 1.850%, 10/1/2019 (7)	1,000,000	999,090
Indiana Finance Authority:
5.000%, 5/1/2020	100,000	103,603
5.000%, 8/15/2020	250,000	256,290
5.250%, 10/1/2022, Call 10/1/2021	150,000	163,323
Indiana Housing & Community Development Authority, GNMA/FNMA/FHLMC, 1.950%, 7/1/2047, Call 2/28/2019 (7)	2,000,000	2,000,000
Indianapolis Local Public Improvement Bond Bank, 5.000%, 6/1/2020	100,000	103,922
Jasper Hospital Authority, 5.000%, 11/1/2020	250,000	262,837

		3,889,065
Kansas — 0.4%
Bourbon County Unified School District No. 234-Fort Scott, 5.000%, 9/1/2020	420,000	440,139
Kansas Development Finance Authority, AMBAC, 0.000%, 7/1/2019	100,000	99,431
Kansas Development Finance Authority, BAM TCRs, 5.000%, 12/1/2019	200,000	203,818

		743,388
Kentucky — 2.8%
Kentucky Asset Liability Commission, 5.000%, 9/1/2023	500,000	564,325
Kentucky Berea Collage Educational Facilities Authority, 1.400%, 6/1/2029, Call 03/21/2019 (7)	900,000	900,000
Kentucky Interlocal School Transportation Association, 2.000%, 3/1/2019	495,000	495,000
Kentucky Public Energy Authority, 4.000%, 7/1/2023	750,000	797,040
Kentucky Rural Water Finance Corp., 2.250%, 3/1/2020, Call 9/1/2019	1,200,000	1,201,932
Louisville/Jefferson County Metropolitan Government, 5.000%, 10/1/2020	550,000	575,800
Tender Option Bond Trust Receipts/Certificates, 1.940%, 4/1/2032, Call 4/1/2027 (5)(7)	500,000	500,000

		5,034,097
Louisiana — 0.3%
Evangeline Parish Road & Drain Sales Tax District No. 1, AGM, 5.000%, 12/1/2020	400,000	421,556
Louisiana Housing Corp., FHA, 2.500%, 12/1/2031, Call 6/1/2020	5,000	4,624

Louisiana Public Facilities Authority, AMBAC, 3.366%, 9/1/2027, Call 3/5/2019 (7)(11)	50,000	50,000
State of Louisiana, 5.000%, 11/15/2020, Call 5/15/2020	110,000	114,201

		590,381
Maine — 0.1%
City of Portland General Airport Revenue:
4.000%, 7/1/2019	130,000	130,855
4.000%, 7/1/2020	110,000	112,882

		243,737
Maryland — 0.7%
City of Baltimore:
3.603%, 7/1/2037, Call 3/6/2019 (7)(11)	25,000	24,876
5.000%, 9/1/2022	500,000	542,940
City of Baltimore, NATL-RE, 3.705%, 7/1/2020 (7)(11)	50,000	50,000
City of Rockville, 5.000%, 11/1/2022	500,000	535,280
Maryland Community Development Administration, GNMA/FNMA/FHLMC, 4.500%, 3/1/2027, Call 3/1/2021	15,000	15,380

		1,168,476
Massachusetts — 1.8%
Commonwealth of Massachusetts, 1.700%, 8/1/2022 (7)	1,000,000	995,040
Massachusetts Development Finance Agency:
4.000%, 4/15/2020	225,000	226,836
5.000%, 7/1/2021	280,000	297,492
5.000%, 7/1/2022	315,000	342,707
5.000%, 7/1/2024	260,000	294,798
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, 5.000%, 1/1/2023, Call 1/1/2023 (7)	1,000,000	1,115,840

		3,272,713
Michigan — 1.9%
City of Wyandotte Electric System Revenue, BAM, 5.000%, 10/1/2019	250,000	253,728
Great Lakes Water Authority Water Supply System Revenue, 5.000%, 7/1/2023	800,000	902,424
Grosse Ile Township School District, Q-SBLF, 5.000%, 5/1/2020	595,000	617,485
Lake St. Claire Clean Water Initiative, County Guarantee, 5.000%, 10/1/2020	150,000	157,899
Marquette Board of Light & Power, 5.000%, 7/1/2020	150,000	156,273
Michigan State Hospital Finance Authority, 5.000%, 11/15/2020, Call 11/15/2019	520,000	532,012
Muskegon Public Schools, Q-SBLF, 4.250%, 5/1/2021, Call 5/1/2019	200,000	200,778
State of Michigan, 5.500%, 11/1/2021, Call 5/1/2019	300,000	301,872
Taylor Tax Increment Finance Authority, AGM, 4.000%, 5/1/2021, Call 4/1/2019	270,000	270,467

		3,392,938
Minnesota — 0.3%
Housing & Redevelopment Authority of The City of St. Paul, 5.000%, 11/15/2021	500,000	540,690

Mississippi — 0.9%
Mississippi Development Bank, 5.000%, 8/1/2019	155,000	157,082
Southwest Mississippi Regional Medical Center, 2.100%, 6/1/2019, Call 4/1/2019	500,000	499,700
State of Mississippi, 5.000%, 10/15/2024	750,000	865,755

		1,522,537
Missouri — 2.1%
Health & Educational Facilities Authority of the State of Missouri:
2.875%, 2/1/2034, Call 4/1/2020	600,000	601,062
5.000%, 2/1/2022	250,000	265,240
5.000%, 2/1/2024, Call 2/1/2021	250,000	259,125
Missouri Housing Development Commission, GNMA/FNMA/FHLMC, 4.700%, 3/1/2035, Call 9/1/2019	200,000	202,024
Missouri State Environmental Improvement & Energy Resources Authority, NATL-RE, 2.503%, 12/1/2022, Call 2/28/2019 (7)(11)	805,000	805,000
Southeast Missouri State University, 5.000%, 4/1/2019	1,000,000	1,002,390
St. Louis Municipal Finance Corp., 5.000%, 2/15/2021	500,000	529,980

		3,664,821
Nebraska — 0.6%
Central Plains Energy Project, 5.000%, 1/1/2024, Call 10/1/2023 (7)	1,000,000	1,095,850

Nevada — 0.9%

City of Carson City, 5.000%, 9/1/2022	500,000	544,655
City of North Las Vegas NV, AGM, 5.000%, 6/1/2023	1,000,000	1,119,370

		1,664,025
New Jersey — 2.9%
Lyndhurst Township School District, School Bond Gty, 3.000%, 9/13/2019	1,000,000	1,005,810
New Jersey Economic Development Authority, 5.000%, 11/1/2021	400,000	428,220
New Jersey Health Care Facilities Financing Authority, 5.000%, 7/1/2022	790,000	871,781
New Jersey Higher Education Student Assistance Authority, 4.875%, 12/1/2024, Call 12/1/2019	300,000	306,306
New Jersey Transportation Trust Fund Authority:
2.740%, (SIFMA Municipal Swap Index Yield), 12/15/2019, Call 6/15/2019 (7)	475,000	475,579
4.000%, 12/15/2019	75,000	76,231
5.000%, 6/15/2019	150,000	151,340
5.000%, 12/15/2023	250,000	277,765
New Jersey Transportation Trust Fund Authority, AGM, 5.250%, 12/15/2019	250,000	256,610
New Jersey Transportation Trust Fund Authority, NATL-RE:
5.500%, 12/15/2019	135,000	138,776
5.500%, 12/15/2020	10,000	10,596
Tobacco Settlement Financing Corp., 5.000%, 6/1/2022	1,000,000	1,083,520

		5,082,534
New Mexico — 0.4%
New Mexico Mortgage Finance Authority, GNMA/FNMA/FHLMC, 5.300%, 9/1/2040, Call 9/1/2019	10,000	10,290
New Mexico Municipal Energy Acquisition Authority, 2.431%, (LIBOR 1 Month), 8/1/2019, Call 3/21/2019 (7)	650,000	650,136

		660,426
New York — 7.9%
BB&T Municipal Trust, 2.540%, (SIFMA Municipal Swap Index Yield), 11/15/2019 (5)(7)	5,287	5,288
County of Suffolk, 5.000%, 7/24/2019	1,250,000	1,264,475
Erie County Industrial Development Agency, SAW, 5.250%, 5/1/2025, Call 5/1/2019	400,000	402,412
Long Island Power Authority, 2.506%, (LIBOR 1 Month), 10/1/2023, Call 10/1/2022 (7)	1,000,000	1,003,430
Metropolitan Transportation Authority:
4.000%, 2/3/2020	850,000	866,073
5.000%, 11/15/2024 (7)	1,000,000	1,144,590
New York State Dormitory Authority:
5.000%, 12/15/2019	495,000	508,306
5.000%, 12/1/2022 (5)	600,000	656,232
New York State Dormitory Authority, NATL-RE, 4.802%, 7/1/2029, Call 3/4/2019 (7)(11)	525,000	525,000
New York State Energy Research & Development Authority, 2.000%, 5/1/2020 (7)	350,000	349,254
New York State Thruway Authority, 5.000%, 5/1/2019	1,000,000	1,005,210
Nuveen New York AMT-Free Quality Municipal Income Fund, 2.040%, 5/1/2047, Call 2/28/2019 (5)(7)	1,500,000	1,500,000
State of New York Mortgage Agency, 5.000%, 10/1/2019	600,000	611,100
Triborough Bridge & Tunnel Authority:
2.025%, (SOFR + 43 basis points), 9/26/2019 (7)	945,000	945,746
2.381%, (LIBOR 1 Month), 2/1/2021 (7)	990,000	998,742
TSASC, Inc., 5.000%, 6/1/2021	1,000,000	1,059,640
Westchester Tobacco Asset Securitization, 5.000%, 6/1/2020	1,155,000	1,192,919

		14,038,417
North Carolina — 0.5%
North Carolina Eastern Municipal Power Agency, FGIC, 3.144%, 1/1/2025 (7)(11)	600,000	546,804
North Carolina Medical Care Commission, 5.000%, 10/1/2022	350,000	377,699

		924,503
North Dakota — 0.2%
City of Williston, 5.000%, 5/1/2020	240,000	248,451
North Dakota Housing Finance Agency, 3.750%, 7/1/2042, Call 7/1/2022	80,000	81,963

		330,414
Ohio — 3.5%
Akron Bath Copley Joint Township Hospital District, 5.000%, 11/15/2021	805,000	862,807
American Municipal Power, Inc., 2.300%, 2/15/2022, Call 8/15/2021 (7)	1,000,000	1,003,020

County of Hamilton:
4.000%, 1/1/2021	445,000	451,800
5.000%, 1/1/2022	465,000	486,902
County of Lorain, 3.000%, 2/7/2020	500,000	504,780
FHLMC Multifamily VRD Certificates, 1.990%, (SIFMA Municipal Swap Index Yield), 9/15/2033 (7)	1,345,000	1,345,000
Lancaster Port Authority, 2.301%, (LIBOR 1 Month), 8/1/2019, Call 3/21/2019 (7)	195,000	195,025
Ohio Housing Finance Agency, GNMA/FNMA/FHLMC, 4.000%, 5/1/2022, Call 5/1/2021	65,000	66,039
State of Ohio, 2.100%, 3/1/2019 (7)	1,000,000	1,000,000
University of Toledo, 5.000%, 6/1/2020	375,000	389,846

		6,305,219
Pennsylvania — 4.9%
Allegheny County Hospital Development Authority:
2.553%, (LIBOR 3 Month), 2/1/2021, Call 5/1/2019 (7)	55,000	55,261
5.375%, 8/15/2029, Call 8/15/2019	225,000	228,553
Berks County Industrial Development Authority, 5.000%, 11/1/2022	250,000	275,995
Berks County Municipal Authority, 3.240%, (SIFMA Municipal Swap Index Yield), 7/1/2022, Call 3/18/2019 (7)	350,000	355,222
City of Philadelphia, AGC:
5.125%, 8/1/2025, Call 8/1/2019	10,000	10,146
5.125%, 8/1/2025, Call 8/1/2019	90,000	91,221
Commonwealth Financing Authority, 5.000%, 6/1/2022	1,000,000	1,092,440
Commonwealth of Pennsylvania, 5.000%, 4/15/2020, Call 4/15/2019	600,000	602,394
Lancaster County Solid Waste Management Authority, 5.000%, 12/15/2020	200,000	210,834
Lancaster Industrial Development Authority, 5.000%, 5/1/2020	285,000	292,903
Montgomery County Higher Education & Health Authority, 1.970%, 9/1/2050, Call 3/1/2019 (7)	1,235,000	1,235,000
Montgomery County Industrial Development Authority:
4.000%, 12/1/2022	250,000	259,342
5.000%, 12/1/2023	320,000	346,954

North Penn Water Authority, 2.181%, (LIBOR 1 Month), 11/1/2019, Call 5/1/2019 (7)	800,000	800,112
Northampton County General Purpose Authority:
2.796%, (LIBOR 1 Month), 8/15/2024, Call 2/15/2023 (7)	1,000,000	1,004,300
3.140%, (SIFMA Municipal Swap Index Yield), 8/15/2020, Call 2/15/2020 (7)	150,000	151,114
Pennsylvania Economic Development Financing Authority:
2.125%, 5/1/2019 (7)	500,000	500,085
5.000%, 3/1/2020	200,000	205,882
Pennsylvania Turnpike Commission:
2.620%, (SIFMA Municipal Swap Index Yield), 12/1/2020, Call 6/1/2020 (7)	325,000	326,612
2.720%, (SIFMA Municipal Swap Index Yield), 12/1/2021, Call 6/1/2021 (7)	80,000	80,804
2.890%, (SIFMA Municipal Swap Index Yield), 12/1/2019, Call 6/1/2019 (7)	600,000	601,068

		8,726,242
South Carolina — 2.3%
Newberry Investing in Children’s Education, 5.000%, 12/1/2019	1,000,000	1,024,720
Patriots Energy Group Financing Agency, 2.541%, (LIBOR 1 Month), 2/1/2024, Call 11/1/2023 (7)	1,000,000	1,000,390
South Carolina Jobs-Economic Development Authority, 1.990%, 5/1/2048, Call 2/28/2019 (7)	500,000	500,000
Tender Option Bond Trust Receipts/Certificates, 1.990%, 1/1/2020 (5)(7)	1,500,000	1,500,000

		4,025,110
Tennessee — 1.8%
Clarksville Natural Gas Acquisition Corp., 5.000%, 12/15/2019	125,000	128,044
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board, 2.000%, 1/1/2021 (7)	1,000,000	1,002,470
Tennessee Energy Acquisition Corp.:
4.000%, 5/1/2023, Call 2/1/2023 (7)	1,000,000	1,047,390
5.000%, 2/1/2023	790,000	862,467
5.250%, 9/1/2020	10,000	10,412
5.250%, 9/1/2021	55,000	58,730

		3,109,513
Texas — 6.9%

Clifton Higher Education Finance Corp., PSF, 5.000%, 8/15/2020	160,000	167,374
County of Cameron, BAM, 5.000%, 2/15/2020	240,000	247,754
Crane County Water District, 3.000%, 2/15/2021	605,000	618,358
Eclipse Funding Trust, 1.730%, 4/1/2046, Call 4/1/2026 (5)(7)	200,000	200,000
Harris County Cultural Education Facilities Finance Corp., 2.570%, (SIFMA Municipal Swap Index Yield), 6/1/2021 (7)	350,000	352,639
Irving Hospital Authority, 5.000%, 10/15/2022	215,000	236,313
Lower Colorado River Authority, 5.000%, 5/15/2019	1,000,000	1,006,460
Mission Economic Development Corp., 2.150%, 4/1/2019 (7)	2,000,000	2,000,220
New Hope Cultural Education Facilities Finance Corp.:
3.375%, 8/15/2021 (5)	405,000	401,566
4.000%, 11/15/2021	615,000	625,639
New Hope Cultural Education Facilities Finance Corp., AGM, 4.000%, 4/1/2020	250,000	254,618
North Texas Higher Education Authority, Inc., 3.700%, (LIBOR 3 Month), 7/1/2030 (7)	95,000	95,048
North Texas Tollway Authority:
2.410%, (SIFMA Municipal Swap Index Yield), 1/1/2020, Call 7/1/2019 (7)	350,000	349,843
5.000%, 1/1/2022	250,000	272,648
Northside Independent School District, PSF:
2.000%, 8/1/2019 (7)	1,000,000	1,001,000
2.125%, 8/1/2020, Call 8/1/2019 (7)	675,000	676,019
Panhandle-Plains Higher Education Authority, Inc., 4.047%, (LIBOR 3 Month), 4/1/2035 (7)	225,000	227,833
Tarrant County Cultural Education Facilities Finance Corp.:
5.000%, 5/15/2021	500,000	516,880
5.000%, 11/15/2022	1,000,000	1,087,130
Tender Option Bond Trust Receipts/Certificates, 1.940%, 7/1/2021 (5)(7)	1,500,000	1,500,000
Texas State University System, 5.000%, 3/15/2022	350,000	384,478

		12,221,820
Utah — 0.2%
Salt Lake City Corp., AMBAC, 2.783%, 5/15/2020, Call 2/28/2019 (7)(11)	400,000	400,000

Vermont — 0.1%
City of Burlington Airport Revenue, AGM, 5.000%, 7/1/2019	100,000	100,996

Virginia — 1.5%
FHLMC Multifamily VRD Certificates, 1.990%, (SIFMA Municipal Swap Index Yield), 6/15/2035, Call 10/15/2029 (7)	1,000,000	1,001,060
Henrico County Economic Development Authority, 5.000%, 10/1/2023	575,000	640,021
Henrico County Economic Development Authority, AGM, 4.365%, 8/23/2027, Call 2/28/2019 (7)(11)	1,100,000	1,100,000

		2,741,081
Washington — 1.0%
FYI Properties, 5.000%, 6/1/2020, Call 6/1/2019	360,000	362,981
Marysville Local Improvement District, 3.350%, 6/1/2036, Call 6/1/2024	15,000	15,084
State of Washington, 5.000%, 2/1/2022	1,000,000	1,095,570

Washington State Housing Finance Commission, GNMA/FNMA/FHLMC, 5.000%, 10/1/2020	320,000	336,861

		1,810,496
West Virginia — 1.8%
West Virginia Hospital Finance Authority:
1.970%, 6/1/2033, Call 3/1/2019 (7)	2,000,000	2,000,000
5.000%, 1/1/2022	520,000	562,011
5.000%, 1/1/2023	555,000	613,441

		3,175,452
Wisconsin — 1.9%
Public Finance Authority:
3.500%, 11/15/2023, Call 5/15/2019 (5)	500,000	500,100
5.000%, 11/15/2021	610,000	646,069
5.000%, 11/15/2022	500,000	538,245
State of Wisconsin:
5.000%, 9/1/2020	175,000	183,656
5.000%, 3/1/2021	300,000	319,428
Wisconsin Health & Educational Facilities Authority:

3.000%, 8/15/2019	105,000	105,618
5.000%, 3/1/2020	200,000	203,780
5.000%, 8/15/2020	260,000	272,327
5.000%, 8/15/2022	200,000	221,570
5.000%, 8/15/2023	205,000	232,267
5.500%, 12/15/2020, Call 12/15/2019	80,000	82,326

		3,305,386

Total Municipals (identified cost $170,584,619)		171,083,420

Short-Term Investments — 1.0%

Mutual Funds — 0.1%
BMO Government Money Market Fund — Premier Class, 2.421% (4)	170,976	170,976

Short-Term Municipals — 0.9%

Florida — 0.6%
Jea Florida Electric System Revenue, 2.000%, 3/19/2019	1,000,000	1,000,000

Illinois — 0.3%
State of Illinois, 5.000%, 6/15/2019	600,000	604,449

Total Short-Term Investments (identified cost $1,775,425)		1,775,425

Total Investments — 97.2% (identified cost $172,360,044)		172,858,845

Other Assets and Liabilities — 2.8%		4,946,392

Total Net Assets — 100.0%		$177,805,237

(4)	Denotes an investment in an affiliated entity. Please refer to Note 6, subsection Investments in Affiliated Issuers, in the Notes to Financial Statements.

(5)

Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based on criteria approved by the Board of Directors of the BMO Funds. At February 28, 2019 these securities amounted to:

Fund	Amount	% of Total Net Assets
Short Tax-Free Fund	12,565,614	7.07

(7)

Denotes a variable rate security. The rate shown is the current interest rate as of February 28, 2019. Rate fluctuations are based underlying positions and/or other variables. For securities whose yields vary with a designated market index or market rate, the reference rate and spread are indicated in the description.

(11)

Issue represents an Auction Rate Security. An Auction Rate Security is a corporate or municipal bond debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

Intermediate Tax-Free Fund

Description	Shares or Principal Amount	Value

Municipals — 97.9%

Alabama — 2.2%
Alabama Board of Education:
3.000%, 6/1/2021	$305,000	$311,744
4.000%, 7/1/2021	1,895,000	1,985,202
5.000%, 10/1/2020, Call 4/1/2019	230,000	230,575
Black Belt Energy Gas District, 2.581%, (LIBOR 1 Month), 12/1/2023, Call 9/1/2023 (7)	4,000,000	3,919,200
Butler County Board of Education, AGM, 4.000%, 7/1/2020	585,000	602,386
City of Birmingham, 4.000%, 3/1/2022 (10)	1,945,000	2,020,972
Health Care Authority for Baptist Health, 2.220%, 11/1/2042 (7)	8,175,000	8,175,000
Mobile County Board of School Commissioners, 5.000%, 3/1/2027, Call 3/1/2026	4,015,000	4,585,170
Southeast Alabama Gas Supply District, 2.531%, (LIBOR 1 Month), 6/1/2024, Call 3/1/2024 (7)	7,000,000	6,905,640
Special Care Facilities Financing Authority of the City of Pell City Alabama, 5.000%, 12/1/2025, Call 12/1/2021	4,000,000	4,300,640
UAB Medicine Finance Authority:
5.000%, 9/1/2036, Call 3/1/2027	2,340,000	2,655,151
5.000%, 9/1/2037, Call 3/1/2027	2,030,000	2,293,169
5.000%, 9/1/2041, Call 3/1/2027	1,020,000	1,136,790

		39,121,639
Alaska — 0.5%
Alaska Housing Finance Corp.:
5.000%, 12/1/2027, Call 6/1/2022	1,065,000	1,174,301
5.000%, 12/1/2027, Call 6/1/2022	310,000	337,943
5.000%, 12/1/2028, Call 12/1/2024	2,500,000	2,869,500
5.000%, 6/1/2029, Call 12/1/2024	1,000,000	1,143,740
Borough of Matanuska-Susitna:
5.000%, 11/1/2022	500,000	557,605
5.000%, 4/1/2031, Call 4/1/2021	150,000	160,398
Borough of North Slope, 5.000%, 6/30/2024, Call 6/1/2021	1,020,000	1,096,041
City of Anchorage Electric Revenue, NATL-RE, 5.000%, 12/1/2024, Call 4/1/2019	305,000	305,741
City of Valdez, 5.000%, 1/1/2021	1,190,000	1,256,057

		8,901,326
Arizona — 2.5%
Arizona Department of Transportation State Highway Fund Revenue, 5.250%, 7/1/2029, Call 7/1/2021	3,000,000	3,245,280
Arizona Health Facilities Authority:
3.590%, (SIFMA Municipal Swap Index Yield), 2/5/2020, Call 8/9/2019 (7)	4,500,000	4,529,700
5.000%, 2/1/2022	1,000,000	1,082,500
Arizona Industrial Development Authority:
5.000%, 3/1/2037, Call 9/1/2027 (5)	1,250,000	1,270,225
5.000%, 3/1/2042, Call 9/1/2027 (5)	1,000,000	1,004,120
5.750%, 7/15/2038, Call 7/15/2026 (5)	1,750,000	1,856,452
Arizona Transportation Board:
5.000%, 7/1/2022, Call 7/1/2020	1,260,000	1,316,423
5.000%, 7/1/2023, Call 7/1/2020	1,405,000	1,467,916
City of Goodyear Water & Sewer Revenue, 5.125%, 7/1/2025, Call 7/1/2020	345,000	359,690
City of Peoria Water & Wastewater Revenue, 4.000%, 7/1/2019	515,000	518,945
City of Phoenix Civic Improvement Corp.:
5.000%, 7/1/2019	615,000	621,568
5.000%, 7/1/2026, Call 7/1/2020	1,050,000	1,097,019
City of Phoenix Civic Improvement Corp., BHAC FGIC, 5.500%, 7/1/2027 (10)	500,000	620,620
City of Phoenix Civic Improvement Corp., NATL-RE:

5.500%, 7/1/2021 (10)	555,000	600,260
5.500%, 7/1/2036 (10)	530,000	684,140
City of Tucson, AGM, 5.000%, 7/1/2020	500,000	521,245
County of Pima Sewer System Revenue, 5.000%, 7/1/2027, Call 7/1/2022	1,450,000	1,593,680
Gilbert Public Facilities Municipal Property Corp., 5.500%, 7/1/2026, Call 7/1/2019	825,000	835,634
Glendale Industrial Development Authority, 5.000%, 5/15/2023, Call 5/15/2020	500,000	518,595
Greater Arizona Development Authority, BHAC NATL-RE, 5.000%, 8/1/2027, Call 4/1/2019	155,000	155,391
Industrial Development Authority of the City of Phoenix:
3.000%, 7/1/2020 (5)	290,000	288,428
5.000%, 7/1/2031, Call 7/1/2026 (5)	3,000,000	3,148,440
Industrial Development Authority of the County of Pima, 4.950%, 10/1/2020	2,000,000	2,087,180
La Paz County Industrial Development Authority:
5.000%, 2/15/2046, Call 2/15/2026 (5)	1,000,000	1,044,870
5.000%, 2/15/2048, Call 2/15/2028	1,185,000	1,249,452
Maricopa County Industrial Development Authority:
5.000%, 7/1/2036, Call 7/1/2026 (5)	1,225,000	1,267,422
5.000%, 7/1/2036, Call 7/1/2026	750,000	808,530
Maricopa County Unified School District No. 60 Higley, AGM:
5.000%, 7/1/2023	1,000,000	1,132,920
5.000%, 7/1/2024	575,000	666,321
Salt Verde Financial Corp., 5.250%, 12/1/2022	110,000	121,996
State of Arizona, AGM:
5.000%, 10/1/2023, Call 4/1/2020	1,000,000	1,034,540
5.250%, 10/1/2024, Call 10/1/2019	5,000,000	5,104,550
Town of Marana, 5.000%, 7/1/2023	450,000	508,415
University Medical Center Corp., 5.000%, 7/1/2021	425,000	456,327
University of Arizona, 5.000%, 8/1/2026, Call 8/1/2021	455,000	487,624

		43,306,418
Arkansas — 1.3%
Arkansas Development Finance Authority:
2.210%, 9/1/2044, Call 3/1/2019 (7)	5,450,000	5,450,000
5.000%, 2/1/2020	255,000	262,081
5.000%, 2/1/2021	315,000	332,297
5.000%, 2/1/2022	150,000	162,111
Arkansas Development Finance Authority, GNMA/FNMA/FHLMC:
4.000%, 1/1/2025, Call 7/1/2021	190,000	197,235
4.000%, 7/1/2025, Call 7/1/2021	410,000	425,420
Arkansas State University:
4.000%, 3/1/2021	390,000	407,102
4.000%, 3/1/2022	1,140,000	1,207,157
4.000%, 3/1/2023	985,000	1,059,742
City of Fayetteville, 3.300%, 11/1/2023	1,985,000	2,098,165
City of Maumelle, 2.600%, 3/1/2030, Call 3/1/2022	605,000	607,335
City of Springdale Sales & Use Tax Revenue:
3.000%, 11/1/2021	1,000,000	1,029,430
5.000%, 11/1/2028, Call 11/1/2022	1,000,000	1,105,840
City of Stuttgart, AGM, 3.800%, 6/1/2042, Call 6/1/2020	685,000	685,240
Conway Health Facilities Board, 4.250%, 8/1/2021	605,000	615,412
County of Greene, AGM:
4.000%, 3/1/2019	840,000	840,000
4.000%, 3/1/2020, Call 4/1/2019	1,430,000	1,432,531
Henderson State University, BAM:
5.000%, 11/1/2022	905,000	1,000,785
5.000%, 11/1/2023, Call 11/1/2022	860,000	950,704
University of Arkansas:
5.000%, 12/1/2021	300,000	326,736
5.000%, 12/1/2022	520,000	582,400
5.000%, 12/1/2023, Call 12/1/2022	500,000	559,230
5.000%, 11/1/2030, Call 11/1/2024	1,000,000	1,144,400

		22,481,353
California — 6.1%
Abag Finance Authority for Nonprofit Corps., 5.000%, 7/1/2020	515,000	538,968
Abag Finance Authority for Nonprofit Corps., CMI, 5.000%, 4/1/2020	1,000,000	1,039,030
ABC Unified School District, NATL-RE, 5.000%, 2/1/2021	1,250,000	1,326,625

Alvord Unified School District, AGM, 7.350%, 8/1/2046, Call 8/1/2036	1,150,000	1,132,980
Anaheim Public Financing Authority, 5.000%, 10/1/2030, Call 4/1/2019	225,000	225,621
Bay Area Toll Authority, 2.990%, (SIFMA Municipal Swap Index Yield), 4/1/2027, Call 10/1/2026 (7)	5,000,000	5,170,400
Bellevue Union School District, AGM:
0.000%, 8/1/2030	585,000	418,105
0.000%, 8/1/2031	615,000	411,767
Bonita Unified School District, 5.500%, 8/1/2035, Call 8/1/2021	940,000	1,030,475
Burbank Unified School District, 5.000%, 8/1/2031, Call 2/1/2025 (10)	1,325,000	1,206,320
California County Tobacco Securitization Agency, 4.000%, 6/1/2029, Call 4/1/2019	3,660,000	3,703,883
California Health Facilities Financing Authority:
5.000%, 7/1/2037, Call 7/1/2023	2,000,000	2,204,220
5.000%, 8/15/2042, Call 8/15/2027	1,000,000	1,104,790
California Health Facilities Financing Authority, NATL-RE, 3.360%, 7/1/2022, Call 2/28/2019 (7)(11)	1,300,000	1,300,000
California Infrastructure & Economic Development Bank, 2.115%, (LIBOR 1 Month), 8/1/2021, Call 2/1/2021 (7)	2,500,000	2,502,950
California Municipal Finance Authority, 5.000%, 2/1/2042, Call 2/1/2027	1,500,000	1,642,590
California State Public Works Board, 5.000%, 4/1/2037, Call 4/1/2022	1,000,000	1,081,420
California Statewide Communities Development Authority:
5.000%, 12/1/2031, Call 6/1/2026 (5)	1,000,000	1,093,020
5.000%, 12/1/2046, Call 6/1/2026 (5)	1,000,000	1,050,260
Carson Redevelopment Agency Successor Agency, AGM, 5.000%, 10/1/2021	850,000	924,435
City of Fairfield, XLCA, 0.000%, 4/1/2022	1,205,000	1,135,387
City of Madera Water Revenue:
5.750%, 1/1/2026, Call 1/1/2020	1,550,000	1,604,421
6.500%, 1/1/2040, Call 1/1/2020	1,280,000	1,332,672
County of Los Angeles, AMBAC TCRs, 0.000%, 9/1/2020	600,000	585,324
County of San Joaquin, 5.000%, 4/1/2022	350,000	384,076
Delhi Unified School District, AMBAC, 0.000%, 8/1/2019	125,000	124,179
Duarte Unified School District, 5.125%, 8/1/2026 (10)	585,000	712,758
El Centro Financing Authority, AGM:
4.000%, 10/1/2021	460,000	487,508
5.000%, 10/1/2022	580,000	647,309
5.000%, 10/1/2023	800,000	914,720
Encinitas Union School District, 6.750%, 8/1/2035, Call 8/1/2032	500,000	587,400
Escondido Union High School District, 5.450%, 8/1/2032, Call 8/1/2025 (10)	1,250,000	1,339,963
Escondido Union High School District, AGC, 0.000%, 8/1/2031	480,000	328,925
Fresno Joint Powers Financing Authority, AGM, 5.000%, 4/1/2033, Call 4/1/2027	1,000,000	1,155,320
Fresno Unified School District, 0.000%, 8/1/2034, Call 8/1/2021	1,045,000	407,059
Fresno Unified School District, NATL-RE, 6.000%, 8/1/2026	2,890,000	3,417,656
Golden State Tobacco Securitization Corp.:
5.000%, 6/1/2028, Call 6/1/2027	1,000,000	1,146,610
5.000%, 6/1/2029, Call 6/1/2027	1,000,000	1,137,210
Hacienda La Puente Unified School District, AGM:
5.000%, 6/1/2022	400,000	443,088
5.000%, 6/1/2023	400,000	454,724
5.000%, 6/1/2024	775,000	901,116
5.000%, 6/1/2025	425,000	502,665
Imperial Community College District, AGC, 0.000%, 8/1/2028	330,000	254,136
Imperial County Local Transportation Authority, 5.000%, 6/1/2032, Call 6/1/2022	2,000,000	2,173,080
Jefferson School District/San Joaquin County, 0.000%, 8/1/2029, Call 8/1/2024	170,000	116,833
Jurupa Community Services District, 5.000%, 9/1/2029, Call 9/1/2020	375,000	392,940
Lakeside Union School District/Kern County, AGC, 0.000%, 9/1/2027	295,000	236,858
Long Beach Bond Finance Authority:
5.000%, 11/1/2025, Call 11/1/2021	1,000,000	1,082,680
5.000%, 11/1/2030, Call 11/1/2021	1,750,000	1,884,277
Lynwood Unified School District, AGM:
5.000%, 8/1/2024, Call 8/1/2023	620,000	703,520
5.000%, 8/1/2025, Call 8/1/2023	760,000	858,595
McKinleyville Union School District, AGM, 7.050%, 8/1/2041, Call 8/1/2026 (10)	165,000	177,560
McKinleyville Union School District, BAM:
0.000%, 8/1/2036, Call 8/1/2021	1,200,000	532,608
0.000%, 8/1/2037, Call 8/1/2021	1,980,000	826,195

Mendocino-Lake Community College District, AGM, 5.600%, 8/1/2031, Call 8/1/2026 (10)	300,000	364,131
Midpeninsula Regional Open Space District, 5.000%, 9/1/2029, Call 9/1/2022	2,000,000	2,245,240
Modesto Irrigation District, 5.000%, 7/1/2021	500,000	541,065
Mount Diablo Unified School District, AGM, 5.750%, 8/1/2035, Call 8/1/2025	2,125,000	2,089,512
Murrieta Valley Unified School District, NATL-RE, 0.000%, 9/1/2020	500,000	486,980
Norman Y Mineta San Jose International Airport SJC:
5.000%, 3/1/2041, Call 3/1/2027 (12)	1,000,000	1,112,650
5.000%, 3/1/2042, Call 3/1/2027	1,665,000	1,883,664
Northern California Gas Authority No. 1:
2.504%, (LIBOR 3 Month), 7/1/2019 (7)	1,575,000	1,575,126
2.594%, (LIBOR 3 Month), 7/1/2027 (7)	1,915,000	1,876,087
Northern California Power Agency:
5.000%, 7/1/2031, Call 7/1/2022	500,000	551,760
5.000%, 7/1/2032, Call 7/1/2022	700,000	771,743
Orchard School District, NATL-RE, 0.000%, 8/1/2023	590,000	540,293
Pasadena Public Financing Authority, 0.000%, 3/1/2029	2,000,000	1,531,560
Roseville Joint Union High School District, 0.000%, 8/1/2022	305,000	286,246
Sacramento Redevelopment Agency Successor Agency, BAM:
5.000%, 12/1/2027, Call 12/1/2025	235,000	276,957
5.000%, 12/1/2028, Call 12/1/2025	425,000	499,422
5.000%, 12/1/2030, Call 12/1/2025	1,000,000	1,165,560
5.000%, 12/1/2031, Call 12/1/2025	2,000,000	2,323,000
San Francisco City & County Airport Comm-San Francisco International Airport:
5.000%, 5/1/2024, Call 5/1/2021	745,000	800,793
5.000%, 5/1/2024, Call 5/1/2021	295,000	316,154
5.000%, 5/1/2044, Call 5/1/2029 (9)	5,500,000	6,246,130
San Jose Financing Authority, 5.000%, 6/1/2039, Call 6/1/2023	1,435,000	1,597,643
San Jose Unified School District, NATL-RE, 0.000%, 8/1/2027	1,495,000	1,225,765
San Miguel Joint Union School District, AGM:
0.000%, 6/15/2020	415,000	405,721
0.000%, 6/15/2021	490,000	470,630
0.000%, 6/15/2022	505,000	473,877
Santa Ana Unified School District, 0.000%, 8/1/2021	500,000	478,450
Santa Barbara County College School District:
0.000%, 8/1/2027	365,000	295,073
0.000%, 8/1/2031	470,000	320,897
State of California:
5.250%, 9/1/2025, Call 9/1/2021	2,045,000	2,224,081
6.000%, 3/1/2033, Call 3/1/2020	1,550,000	1,617,146
Twin Rivers Unified School District, AGM, 3.200%, 6/1/2020, Call 4/1/2019 (7)	1,365,000	1,366,624
Vallejo City Unified School District, NATL-RE, 5.900%, 8/1/2025	1,225,000	1,421,637
Walnut Creek Elementary School District Contra Costa County, 0.000%, 9/1/2023	1,560,000	1,429,054
Watereuse Finance Authority, BAM TCRs, 5.500%, 5/1/2036, Call 5/1/2024	2,635,000	3,049,485

West Contra Costa Unified School District, AGM NATL-RE FGIC, 0.000%, 8/1/2025	310,000	270,946
West Kern Water District, 5.000%, 6/1/2028, Call 6/1/2021	2,000,000	2,140,580
Westminster School District, BAM, 0.000%, 8/1/2048, Call 8/1/2023	7,045,000	1,142,981
Whittier Union High School District, 0.000%, 8/1/2034, Call 8/1/2019	500,000	192,385
Windsor Unified School District, AGM:
0.000%, 8/1/2020	105,000	102,489
0.000%, 8/1/2023	240,000	219,874
0.000%, 8/1/2024, Call 8/1/2023	330,000	288,004
0.000%, 8/1/2025, Call 8/1/2023	270,000	223,798
0.000%, 8/1/2026, Call 8/1/2023	330,000	258,997
0.000%, 8/1/2028, Call 8/1/2023	420,000	295,218

		107,092,659
Colorado — 4.1%
Adams & Arapahoe Joint School District 28J Aurora, SAW, 5.000%, 12/1/2031, Call 12/1/2026	5,000,000	5,893,150
Adams County School District No. 14, SAW:
5.000%, 12/1/2024	500,000	583,580
5.000%, 12/1/2026, Call 12/1/2024	355,000	416,451
5.000%, 12/1/2027, Call 12/1/2024	500,000	585,360
Arkansas River Power Authority, 5.000%, 10/1/2043, Call 10/1/2028	2,250,000	2,405,295

City & County of Denver, 5.000%, 8/1/2041, Call 8/1/2026	8,000,000	9,020,320
City & County of Denver Airport System Revenue:
5.000%, 11/15/2021	500,000	543,995
5.000%, 11/15/2029, Call 11/15/2027	4,945,000	5,831,540
5.000%, 11/15/2030, Call 11/15/2027	5,010,000	5,862,351
5.000%, 12/1/2048, Call 12/1/2028	3,000,000	3,360,480
Colorado Educational & Cultural Facilities Authority:
4.000%, 12/15/2025	535,000	551,895
5.000%, 9/1/2020 (10)	1,060,000	1,109,057
5.000%, 9/1/2021 (10)	865,000	930,212
5.000%, 10/1/2030, Call 10/1/2025	1,250,000	1,377,625
Colorado Health Facilities Authority:
3.125%, 5/15/2027, Call 5/15/2020	250,000	247,938
4.500%, 2/1/2020	455,000	463,195
5.000%, 9/1/2019	560,000	568,618
5.000%, 2/1/2021	475,000	493,354
5.000%, 9/1/2022	750,000	826,523
5.000%, 12/1/2023	215,000	241,174
5.000%, 2/1/2024	420,000	454,549
5.000%, 6/1/2047, Call 6/1/2027	1,000,000	1,072,220
5.250%, 1/1/2025, Call 1/1/2020	460,000	472,848
5.250%, 5/15/2037, Call 5/15/2027	1,000,000	1,076,430
Commerce City Northern Infrastructure General Improvement District, AGM:
5.000%, 12/1/2020	785,000	830,506
5.000%, 12/1/2021	725,000	788,184
5.000%, 12/1/2022	1,185,000	1,321,725
County of Boulder, 5.000%, 12/1/2025, Call 12/1/2020	475,000	500,512

Denver City & County School District No. 1, SAW, 5.000%, 12/1/2032, Call 12/1/2022	1,500,000	1,682,145
Denver Convention Center Hotel Authority:
5.000%, 12/1/2033, Call 12/1/2026	1,000,000	1,114,190
5.000%, 12/1/2034, Call 12/1/2026	1,000,000	1,110,930
Denver Health & Hospital Authority, 5.500%, 12/1/2019	615,000	629,366
JPMorgan Chase Putters/Drivers Trust, 1.750%, 6/1/2021, Call 4/1/2019 (5)(7)	5,000,000	5,000,000
Park Creek Metropolitan District, 5.000%, 12/1/2030, Call 12/1/2025	1,895,000	2,146,770
Rangely Hospital District, 6.000%, 11/1/2026, Call 11/1/2021	2,000,000	2,170,820
Tender Option Bond Trust Receipts/Certificates, 2.040%, 12/1/2043, Call 12/1/2028 (5)(7)	9,190,000	9,190,000
Weld County School District No. RE-7 Platte Valley, SAW, 4.000%, 12/1/2023, Call 12/1/2020	1,140,000	1,184,973

		72,058,281
Connecticut — 0.9%
City of New Haven, AGM:
5.000%, 8/1/2023	295,000	335,905
5.000%, 8/1/2023	1,765,000	1,989,190
Connecticut Housing Finance Authority, 3.600%, 11/15/2030, Call 11/15/2024	305,000	305,973
Connecticut State Health & Educational Facilities Authority, 5.000%, 7/1/2029, Call 7/1/2028	1,000,000	1,196,210
State of Connecticut:
5.000%, 3/15/2027, Call 3/15/2026	2,155,000	2,469,501
5.000%, 4/15/2034, Call 4/15/2027	3,000,000	3,333,870
University of Connecticut:
5.000%, 3/15/2032, Call 3/15/2026	2,000,000	2,224,820
5.000%, 1/15/2033, Call 1/15/2027	4,000,000	4,469,960

		16,325,429
Delaware — 0.4%
City of Wilmington, 5.000%, 10/1/2025, Call 10/1/2023	3,715,000	4,228,413
Delaware State Economic Development Authority:
5.000%, 6/1/2036, Call 6/1/2026	500,000	502,675
5.000%, 6/1/2046, Call 6/1/2026	1,000,000	980,960
Delaware State Housing Authority, GNMA/FNMA/FHLMC, 5.000%, 1/1/2026, Call 7/1/2019	190,000	191,796
Sustainable Energy Utility, Inc., 5.000%, 9/15/2034, Call 9/15/2021	1,580,000	1,693,602

		7,597,446

District of Columbia — 0.4%
District of Columbia:
5.000%, 10/1/2025, Call 10/1/2021	1,865,000	1,991,186
5.000%, 6/1/2036, Call 6/1/2026	2,500,000	2,698,150
5.000%, 12/1/2036, Call 12/1/2021	500,000	536,750
Washington Convention & Sports Authority, 5.000%, 10/1/2030, Call 10/1/2027	1,500,000	1,778,670

		7,004,756
Florida — 4.8%
Atlantic Beach Florida Health Care Facilities Revenue:
5.000%, 11/15/2043, Call 11/15/2025	1,085,000	1,157,901
5.000%, 11/15/2048, Call 11/15/2025	1,750,000	1,860,407
Central Florida Expressway Authority, 4.000%, 7/1/2041, Call 7/1/2027	4,000,000	4,114,160
Citizens Property Insurance Corp., 5.000%, 6/1/2019	2,615,000	2,635,502
City of Boynton Beach Utility System Revenue, AGM, 5.000%, 11/1/2027, Call 11/1/2021	1,000,000	1,081,330
City of Gulf Breeze, 5.000%, 12/1/2023, Call 12/1/2020	2,000,000	2,109,180
City of Lakeland Department of Electric Utilities, AGM, 5.250%, 10/1/2028	1,250,000	1,572,138
City of North Port, BAM, 5.000%, 7/1/2022	200,000	219,548
City of Orlando, AGM, 5.000%, 11/1/2035, Call 11/1/2027	2,270,000	2,585,258
City of Sunrise, NATL-RE:
0.000%, 10/1/2019	905,000	896,384
0.000%, 10/1/2020	975,000	948,012
0.000%, 10/1/2021	175,000	166,682
City of Sunrise Utility System Revenue, 4.000%, 10/1/2019	540,000	547,290
City of Tallahassee:
5.000%, 12/1/2026, Call 12/1/2025	450,000	516,546
5.000%, 12/1/2027, Call 12/1/2025	400,000	456,576
City of Tampa, 5.250%, 11/15/2026, Call 5/15/2020	2,000,000	2,085,680
City of Tampa, AMBAC, 0.000%, 4/1/2021	460,000	441,352
Columbia County School Board, BAM, 5.000%, 7/1/2026, Call 7/1/2025	495,000	577,759
County of Broward, AGM, 5.000%, 4/1/2033, Call 4/1/2023	740,000	801,472
County of Broward Airport System Revenue:
5.000%, 10/1/2026, Call 10/1/2025 (12)	750,000	866,370
5.000%, 10/1/2031, Call 10/1/2025 (12)	1,000,000	1,128,580
County of Lee County Water & Sewer Revenue, 5.000%, 10/1/2029, Call 10/1/2022	2,000,000	2,206,440
County of Miami-Dade, AGC, 0.000%, 10/1/2021	610,000	581,763
County of Miami-Dade Aviation Revenue:
5.000%, 10/1/2025, Call 10/1/2024	800,000	922,792
5.500%, 10/1/2026, Call 10/1/2020	450,000	477,036
5.500%, 10/1/2026, Call 10/1/2020	1,450,000	1,537,116
County of Miami-Dade Aviation Revenue, AGC, 5.000%, 10/1/2029, Call 10/1/2019	400,000	407,796
County of Miami-Dade Water & Sewer System Revenue:
5.000%, 10/1/2033, Call 10/1/2025	2,000,000	2,292,020
5.250%, 10/1/2029, Call 10/1/2023	100,000	113,500
County of Orange Sales Tax Revenue, 5.000%, 1/1/2027, Call 1/1/2022	5,810,000	6,319,479
County of St. Johns, AGM:
5.000%, 10/1/2020	1,625,000	1,706,932
5.000%, 10/1/2021	1,110,000	1,197,546
Dupree Lakes Community Development District, BAM, 3.000%, 5/1/2019	190,000	190,321
Emerald Coast Utilities Authority, BAM, 5.000%, 1/1/2032, Call 1/1/2025	1,445,000	1,641,563
Florida Housing Finance Corp., GNMA/FNMA/FHLMC:
4.450%, 1/1/2030, Call 7/1/2021	275,000	280,415
5.000%, 7/1/2028, Call 1/1/2020	45,000	45,399
Halifax Hospital Medical Center:
5.000%, 6/1/2026	1,525,000	1,767,780
5.000%, 6/1/2027, Call 6/1/2026	1,295,000	1,487,605
Lee County Industrial Development Authority, 5.000%, 11/1/2025, Call 11/1/2020	2,000,000	2,108,460
Lee County School Board, 5.000%, 8/1/2028, Call 8/1/2024	2,500,000	2,852,425

Miami-Dade County Educational Facilities Authority, 5.000%, 4/1/2031, Call 4/1/2025	2,000,000	2,255,740
Miami-Dade County Industrial Development Authority, 2.125%, 11/1/2019 (7)	4,400,000	4,400,396
Monroe County School District, 5.000%, 6/1/2034, Call 6/1/2027	1,000,000	1,157,360
Palm Beach County Health Facilities Authority:
5.000%, 5/15/2036, Call 5/15/2027	1,000,000	1,063,730
5.000%, 5/15/2037, Call 5/15/2027	1,000,000	1,059,380

5.000%, 11/15/2045, Call 11/15/2025	4,000,000	4,346,320
Polk County Housing Finance Authority, GNMA COLL, 5.000%, 9/1/2029, Call 8/1/2020	150,000	156,686
Sarasota County Health Facilities Authority:
5.000%, 1/1/2030, Call 1/1/2025	750,000	804,150
5.000%, 1/1/2031, Call 1/1/2025	935,000	999,833
5.000%, 1/1/2032, Call 1/1/2025	1,100,000	1,173,227
Sarasota County Public Hospital District, 5.000%, 7/1/2041, Call 7/1/2028	5,000,000	5,596,450
St. Lucie County School Board, AGM, 5.000%, 7/1/2022, Call 7/1/2021	2,500,000	2,668,500
Sumter County Industrial Development Authority:
4.000%, 7/1/2019	1,000,000	1,006,970
5.000%, 7/1/2020	500,000	520,575
Town of Davie:
5.000%, 4/1/2019	75,000	75,182
5.000%, 4/1/2021	615,000	653,542
5.000%, 4/1/2022	830,000	905,854

Volusia County Educational Facility Authority, AGM, 5.000%, 10/15/2029, Call 10/15/2021	730,000	791,320

		84,539,730
Georgia — 4.1%
Carroll City-County Hospital Authority, County Guarantee:
5.000%, 7/1/2023, Call 7/1/2020	1,185,000	1,236,476
5.000%, 7/1/2023, Call 7/1/2020	1,605,000	1,673,742
5.000%, 7/1/2024, Call 7/1/2020	695,000	725,191
5.000%, 7/1/2024, Call 7/1/2020	945,000	985,096
City of Atlanta Department of Aviation:
5.000%, 1/1/2031, Call 1/1/2024	1,000,000	1,124,010
5.000%, 1/1/2032, Call 1/1/2024	2,500,000	2,803,950
5.000%, 1/1/2033, Call 1/1/2024	1,000,000	1,119,640
5.000%, 1/1/2034, Call 1/1/2024	1,000,000	1,117,700
City of Atlanta Water & Wastewater Revenue:
5.000%, 11/1/2040, Call 11/1/2027	1,000,000	1,152,370
5.000%, 11/1/2043, Call 11/1/2027	3,000,000	3,437,220
City of Atlanta Water & Wastewater Revenue, NATL-RE, 5.500%, 11/1/2022	1,000,000	1,101,160
Cobb County Kennestone Hospital Authority, 5.000%, 4/1/2031, Call 4/1/2021	3,000,000	3,162,870
Floyd County Development Authority, 1.800%, 9/1/2026, Call 2/28/2019 (7)	1,280,000	1,280,000
Floyd County Hospital Authority, County Guarantee:
5.000%, 7/1/2020	1,335,000	1,390,469
5.000%, 7/1/2021	1,155,000	1,235,838
5.000%, 7/1/2027, Call 7/1/2022	1,250,000	1,359,950
Fulton County Development Authority, 5.250%, 3/15/2024, Call 3/15/2019	1,120,000	1,121,266
Gainesville & Hall County Development Authority:
5.000%, 3/1/2027	750,000	811,043
5.000%, 3/1/2037, Call 3/1/2027	500,000	521,740
5.000%, 3/1/2047, Call 3/1/2027	3,000,000	3,097,710
Gainesville & Hall County Hospital Authority:
5.000%, 2/15/2036, Call 2/15/2027	1,500,000	1,680,165
5.000%, 2/15/2037, Call 2/15/2027	2,000,000	2,230,780
5.000%, 2/15/2042, Call 2/15/2027	3,000,000	3,305,730
Heard County Development Authority, 1.790%, 9/1/2029, Call 2/28/2019 (7)	1,000,000	1,000,000
Jefferson City School District, SAW, 5.250%, 2/1/2029, Call 2/1/2021	1,350,000	1,441,436
Main Street Natural Gas, Inc.:
2.310%, (SIFMA Municipal Swap Index Yield), 12/1/2023, Call 9/1/2023 (7)	5,000,000	4,975,250
2.431%, (LIBOR 1 Month), 9/1/2023, Call 6/1/2023 (7)	7,000,000	6,940,220
2.511%, (LIBOR 1 Month), 12/1/2023, Call 9/1/2023 (7)	5,000,000	4,971,400
5.000%, 5/15/2030, Call 5/15/2029	2,750,000	3,140,060
5.000%, 5/15/2031, Call 5/15/2029	4,000,000	4,530,880
Private Colleges & Universities Authority, 5.000%, 10/1/2020	575,000	600,254
South Fulton Municipal Regional Water & Sewer Authority, BAM:
5.000%, 1/1/2023	800,000	890,472
5.000%, 1/1/2024	1,000,000	1,136,750
5.000%, 1/1/2025, Call 1/1/2024	700,000	802,809
South Regional Joint Development Authority, 5.250%, 8/1/2023	25,000	28,393
Valdosta & Lowndes County Hospital Authority, County Guarantee, 5.000%, 10/1/2025, Call 10/1/2021	2,940,000	3,154,943

Winder-Barrow Industrial Building Authority, AGM, 5.000%, 12/1/2029, Call 12/1/2021	1,000,000	1,075,160

		72,362,143
Guam — 0.1%
Territory of Guam:
5.000%, 12/1/2032, Call 12/1/2026	1,310,000	1,419,621
5.000%, 12/1/2033, Call 12/1/2026	1,000,000	1,081,500

		2,501,121
Hawaii — 0.1%
City & County of Honolulu:
5.000%, 10/1/2022	500,000	558,395
5.000%, 10/1/2023	500,000	572,170

		1,130,565
Idaho — 0.1%

Canyon County School District No. 131 Nampa, School Bond Gty, 5.000%, 9/15/2023	1,000,000	1,137,970

Illinois — 17.1%
Bureau County Township High School District No. 502, BAM, 6.625%, 10/1/2043, Call 12/1/2023	3,400,000	4,152,658
Chicago Board of Education:
2.190%, 3/1/2034, Call 3/1/2019 (5)(7)	10,000,000	10,000,000
6.000%, 4/1/2046, Call 4/1/2027	1,500,000	1,718,595
Chicago Board of Education, NATL-RE:
0.000%, 12/1/2022	365,000	322,963
5.000%, 12/1/2019	70,000	71,151
5.250%, 12/1/2021	1,000,000	1,065,530
Chicago Housing Authority, HUD SEC 8:
5.000%, 1/1/2023	710,000	786,971
5.000%, 1/1/2037, Call 1/1/2028	2,500,000	2,817,525
Chicago Illinois Board Education, 5.000%, 4/1/2042, Call 4/1/2028	1,500,000	1,608,450
Chicago Illinois Board Education , 5.000%, 4/1/2046, Call 4/1/2028	1,250,000	1,336,450
Chicago O’Hare International Airport:
5.000%, 1/1/2026, Call 1/1/2025 (12)	1,500,000	1,696,215
5.000%, 1/1/2031, Call 1/1/2025 (12)	1,000,000	1,102,340
5.000%, 1/1/2037, Call 1/1/2029 (12)	1,200,000	1,361,664
5.000%, 1/1/2038, Call 1/1/2027	2,290,000	2,559,991
5.000%, 1/1/2038, Call 1/1/2029 (12)	4,250,000	4,802,797
5.000%, 1/1/2039, Call 1/1/2029 (12)	1,250,000	1,407,337
5.250%, 1/1/2030, Call 1/1/2020	2,595,000	2,661,224
Chicago O’Hare International Airport, AGC, 5.250%, 1/1/2026, Call 1/1/2020	775,000	795,809
Chicago Park District:
5.000%, 1/1/2023, Call 1/1/2022	1,060,000	1,126,144
5.000%, 1/1/2025, Call 7/1/2020	230,000	237,013
5.000%, 1/1/2026, Call 1/1/2021	730,000	758,222
5.000%, 1/1/2028, Call 1/1/2024	2,500,000	2,713,575
5.000%, 1/1/2031, Call 1/1/2026	1,790,000	1,972,222
5.000%, 1/1/2040, Call 1/1/2026	1,000,000	1,074,600
Chicago Transit Authority, 5.000%, 12/1/2046, Call 12/1/2026	3,000,000	3,225,330
City of Chicago, 6.000%, 1/1/2038, Call 1/1/2027	10,000,000	11,253,100
City of Chicago Wastewater Transmission Revenue:
5.000%, 1/1/2031, Call 1/1/2025	3,715,000	4,116,109
5.000%, 1/1/2032, Call 1/1/2027	2,000,000	2,238,880
5.000%, 1/1/2035, Call 1/1/2027	3,310,000	3,648,116
5.000%, 1/1/2039, Call 1/1/2025	500,000	538,720
City of Chicago Waterworks Revenue:
5.000%, 11/1/2025	2,000,000	2,302,680
5.000%, 11/1/2027, Call 11/1/2026	2,500,000	2,885,075
5.000%, 11/1/2027, Call 11/1/2026	1,000,000	1,151,800
5.000%, 11/1/2028, Call 11/1/2026	1,000,000	1,144,520
5.000%, 11/1/2029, Call 11/1/2026	1,000,000	1,136,580
City of Chicago Waterworks Revenue, AGM, 5.000%, 11/1/2027, Call 4/1/2019	60,000	60,156
City of Springfield, 5.000%, 12/1/2022	905,000	990,495
City of Springfield Electric Revenue:

5.000%, 3/1/2028, Call 3/1/2025	1,000,000	1,136,030
5.000%, 3/1/2029, Call 3/1/2025	1,000,000	1,131,870
Cook County Community Consolidated School District No. 65 Evanston:
0.000%, 12/1/2027, Call 12/1/2024	300,000	222,936
0.000%, 12/1/2029, Call 12/1/2024	400,000	267,928
0.000%, 12/1/2030, Call 12/1/2024	1,130,000	719,448
0.000%, 12/1/2031, Call 12/1/2024	1,500,000	905,145
Cook County Community Unit School District No 401 Elmwood Park, 2.375%, 12/1/2028, Call 3/12/2019 (7)	5,000,000	5,094,600
Cook County School District No 63 East Maine, 5.000%, 12/1/2027	2,350,000	2,812,503
Cook County School District No. 103 Lyons, AGM, 0.000%, 12/1/2021	850,000	800,062
Cook County School District No. 124 Evergreen Park, BAM, 4.000%, 12/1/2020	450,000	466,574
Cook County School District No. 144 Prairie Hills, AGM:
0.000%, 12/1/2028	2,830,000	2,037,402
0.000%, 12/1/2029	2,580,000	1,771,686
Cook County School District No. 83 Mannheim, 5.625%, 6/1/2033	2,980,000	3,482,607
Cook County Township High School District No. 201 J Sterling Morton, AMBAC, 0.000%, 12/1/2019	675,000	663,748
Cook County Township High School District No. 220 Reavis, 6.000%, 12/1/2030, Call 12/1/2023	1,000,000	1,160,090
Cook County Township High School District No. 220 Reavis, BAM:
6.000%, 12/1/2031, Call 12/1/2023	2,035,000	2,370,714
6.000%, 12/1/2032, Call 12/1/2023	2,160,000	2,502,641
6.000%, 6/1/2033, Call 12/1/2023	2,235,000	2,589,538
County of Cook:
5.000%, 11/15/2029, Call 11/15/2026	3,270,000	3,661,517
5.000%, 11/15/2030, Call 11/15/2026	2,750,000	3,069,330
5.250%, 11/15/2023, Call 11/15/2020	350,000	367,196
County of Cook, BAM TCRs, 5.000%, 11/15/2023	1,000,000	1,126,000
County of Cook Sales Tax Revenue:
5.250%, 11/15/2035, Call 11/15/2027	1,520,000	1,759,066
5.250%, 11/15/2036, Call 11/15/2027	3,000,000	3,456,480
County of St. Clair:
5.250%, 10/1/2024, Call 10/1/2019	485,000	495,001
5.250%, 10/1/2024, Call 10/1/2019	215,000	219,334
5.250%, 10/1/2027, Call 10/1/2019	835,000	852,218
5.250%, 10/1/2027, Call 10/1/2019	315,000	321,350
County of St. Clair Highway Revenue, 5.500%, 1/1/2038, Call 1/1/2023	825,000	924,371
DeKalb County Community Unit School District No. 424 Genoa-Kingston, AMBAC, 0.000%, 1/1/2020	600,000	589,602
DeKalb County Community Unit School District No. 428 DeKalb:
0.000%, 1/1/2025, Call 7/1/2020	400,000	303,484
0.000%, 1/1/2028, Call 7/1/2020	1,000,000	627,260
DeKalb Kane & LaSalle Counties Community College District No. 523 Kishwaukee, 0.000%, 2/1/2035, Call 2/1/2021	470,000	172,194
DuPage County School District No. 16 Queen Bee, NATL-RE FGIC, 0.000%, 11/1/2019	530,000	521,944
Frankfort Square Park District, AMBAC, 0.000%, 1/1/2022	670,000	606,410
Illinois Development Finance Authority, AGM:
0.000%, 1/1/2020	450,000	443,507
0.000%, 1/1/2020	500,000	491,415
0.000%, 1/1/2021	95,000	91,894
0.000%, 1/1/2021	160,000	154,234
Illinois Finance Authority:
5.000%, 11/15/2023, Call 11/15/2022	215,000	237,738
5.000%, 8/15/2024	250,000	281,615
5.000%, 5/15/2025	1,000,000	1,068,500
5.000%, 11/15/2026, Call 11/15/2025	1,000,000	1,159,980
5.000%, 11/15/2027, Call 11/15/2025	500,000	576,025
5.000%, 11/1/2029, Call 11/1/2026	2,000,000	2,260,000
5.000%, 5/15/2030, Call 5/15/2025	1,000,000	1,031,630
5.000%, 1/1/2036, Call 1/1/2027	2,000,000	2,204,600
5.000%, 12/1/2037, Call 12/1/2027	1,000,000	1,050,140
5.000%, 8/1/2042, Call 8/1/2027	580,000	622,265
5.000%, 5/15/2043, Call 11/15/2028	5,000,000	5,541,750

5.000%, 1/1/2044, Call 1/1/2028	5,000,000	5,406,000
5.000%, 8/1/2046, Call 8/1/2027	515,000	550,957
5.000%, 8/1/2047, Call 8/1/2027	750,000	802,222
5.000%, 12/1/2047, Call 12/1/2027	1,000,000	1,032,850
5.250%, 2/15/2030, Call 2/15/2020	250,000	258,423
6.000%, 10/1/2024, Call 10/1/2021	1,010,000	1,065,510
6.000%, 8/15/2041, Call 8/15/2021	2,665,000	2,894,456
6.875%, 10/1/2043, Call 10/1/2021	3,000,000	3,180,240
Illinois Finance Authority, AGC, 5.250%, 8/15/2019 (10)	250,000	254,025
Illinois Housing Development Authority, GNMA/FNMA/FHLMC, 2.450%, 6/1/2043, Call 1/1/2023	521,585	493,154
Illinois State Toll Highway Authority:
5.000%, 1/1/2026	2,180,000	2,580,553
5.000%, 1/1/2028, Call 1/1/2023	1,000,000	1,109,580
5.000%, 1/1/2029, Call 1/1/2023	1,000,000	1,106,080
5.000%, 1/1/2030, Call 1/1/2026	1,000,000	1,151,950
5.000%, 1/1/2031, Call 1/1/2029	500,000	596,015
5.000%, 12/1/2032, Call 1/1/2026	7,790,000	8,845,545
Kane & DeKalb Counties Community Unit School District No. 302 Kaneland, NATL-RE, 0.000%, 2/1/2023	5,450,000	4,970,509
Kane Cook & DuPage Counties School District No. U-46 Elgin, AMBAC:
0.000%, 1/1/2023	350,000	324,961
0.000%, 1/1/2023	650,000	592,670
Kane McHenry Cook & De Kalb Counties Unit School District No. 300:
5.000%, 1/1/2023	1,000,000	1,110,750
5.000%, 1/1/2024	1,000,000	1,131,340
5.000%, 1/1/2026, Call 1/1/2025	4,000,000	4,595,560
5.250%, 1/1/2033, Call 1/1/2023	900,000	1,001,943
Knox & Warren Counties Community Unit School District No. 205 Galesburg, 6.125%, 1/1/2036, Call 1/1/2021	1,435,000	1,529,796
Lake County School District No. 33 Emmons, XLCA:
0.000%, 12/1/2026	525,000	410,156
0.000%, 12/1/2028	335,000	237,056
Lake County School District No. 56 Gurnee, 5.000%, 1/1/2024	440,000	497,790
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley, AGM FGIC, 0.000%, 1/1/2024	500,000	441,170
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley, NATL-RE:
0.000%, 1/1/2021	1,070,000	1,035,011
0.000%, 1/1/2021	830,000	794,899
McHenry County Community Unit School District No. 12 Johnsburg, AGM:
5.000%, 1/1/2020	550,000	562,914
5.000%, 1/1/2021	810,000	847,211
5.000%, 1/1/2022	895,000	958,133
Metropolitan Pier & Exposition Authority, NATL-RE:
0.000%, 6/15/2020	440,000	425,770
0.000%, 12/15/2023	20,000	18,202
0.000%, 12/15/2023	835,000	725,623
0.000%, 6/15/2024	1,000,000	854,910
5.700%, 6/15/2023	1,710,000	1,985,806
5.700%, 6/15/2023	1,820,000	2,043,223
Metropolitan Water Reclamation District of Greater Chicago, 5.000%, 12/1/2031, Call 12/1/2026	3,500,000	4,018,770
Railsplitter Tobacco Settlement Authority:
5.000%, 6/1/2027, Call 6/1/2026	2,000,000	2,323,140
5.250%, 6/1/2021	1,120,000	1,198,198
Sales Tax Securitization Corp.:
5.000%, 1/1/2029, Call 1/1/2028	1,000,000	1,155,700
5.000%, 1/1/2030, Call 1/1/2028	1,450,000	1,663,643
5.000%, 1/1/2031, Call 1/1/2028	2,000,000	2,279,740
5.250%, 1/1/2043, Call 1/1/2029	5,000,000	5,607,000
South Suburban College Community School District No. 510, AGC, 0.000%, 12/1/2025	1,000,000	837,300
Southern Illinois University, BAM, 5.000%, 4/1/2026, Call 4/1/2025	1,175,000	1,351,309
Southwestern Illinois Development Authority:

5.000%, 10/15/2029, Call 10/15/2025	1,780,000	1,995,006
5.000%, 10/15/2032, Call 10/15/2025	1,335,000	1,486,936
St. Clair County Community Unit School District No. 187 Cahokia, AGM, 5.000%, 1/1/2020	630,000	646,002
State of Illinois:
5.000%, 3/1/2020	500,000	512,265
5.000%, 8/1/2020	2,000,000	2,067,600
5.000%, 4/1/2024, Call 4/1/2023	500,000	530,450
5.000%, 11/1/2025	7,000,000	7,576,800
5.000%, 2/1/2027	5,000,000	5,426,350
5.000%, 10/1/2028	4,700,000	5,116,044
5.000%, 2/1/2029, Call 2/1/2027	1,000,000	1,072,110
5.000%, 6/15/2034, Call 6/15/2028	5,000,000	5,432,650
5.250%, 6/15/2034, Call 6/15/2019	3,715,000	3,752,782
6.500%, 6/15/2022	250,000	261,070
State of Illinois, AGM, 5.000%, 4/1/2028, Call 4/1/2023	3,205,000	3,461,881
Tazewell County School District No. 51 Washington Central, NATL-RE, 9.000%, 12/1/2025	165,000	227,057
Town of Cicero, AGM:
5.000%, 1/1/2020	1,000,000	1,024,650
5.000%, 1/1/2021	1,000,000	1,049,050
Village of Bolingbrook, AGM, 5.000%, 1/1/2025, Call 1/1/2020	1,425,000	1,455,509
Village of Elwood, AGC:
0.000%, 3/1/2024, Call 9/1/2019	250,000	193,718
0.000%, 3/1/2026, Call 9/1/2019	1,280,000	886,464
Village of Franklin Park, BAM:
4.000%, 10/1/2019	420,000	425,477
4.000%, 10/1/2020	615,000	635,719
5.000%, 10/1/2022, Call 10/1/2021	730,000	783,757
5.000%, 10/1/2023, Call 10/1/2021	685,000	734,724
5.000%, 10/1/2024, Call 10/1/2021	425,000	455,630
5.000%, 10/1/2025, Call 10/1/2021	920,000	986,304
Village of Justice, AMBAC, 0.000%, 1/1/2021	635,000	603,783
Will & Kankakee Counties School District No. 255:
5.000%, 6/1/2026, Call 6/1/2025	500,000	561,575
5.000%, 6/1/2029, Call 6/1/2025	600,000	665,196
Will County Community High School District No. 210 Lincoln-Way:
5.000%, 1/1/2027, Call 1/1/2023	1,250,000	1,307,225
5.000%, 1/1/2028, Call 1/1/2023	3,500,000	3,650,850
5.000%, 1/1/2030, Call 1/1/2023	2,000,000	2,071,700
Will County Community Unit School District No. 201-U Crete-Monee, NATL-RE:
0.000%, 11/1/2020	245,000	237,866
0.000%, 11/1/2020	1,755,000	1,690,539
0.000%, 11/1/2021	55,000	52,303
0.000%, 11/1/2021	245,000	230,129
0.000%, 11/1/2022	60,000	55,747
0.000%, 11/1/2022	190,000	173,898
Will County Community Unit School District No. 209-U Wilmington, NATL-RE, 5.750%, 1/1/2023, Call 3/28/2019	545,000	546,531
Will County School District No 114 Manhattan, NATL-RE, 0.000%, 12/1/2020	550,000	526,433
Will County School District No. 114 Manhattan, NATL-RE:
0.000%, 12/1/2020	630,000	610,747
0.000%, 12/1/2023	1,600,000	1,399,984
Will County Township High School District No. 204 Joliet, 6.250%, 1/1/2031, Call 1/1/2021	500,000	536,835
Will Grundy Counties Community College District No. 525, 5.250%, 6/1/2036, Call 12/1/2023	3,400,000	3,788,722
Winnebago & Boone Counties School District No. 205 Rockford:
0.000%, 2/1/2020	500,000	489,855
4.000%, 2/1/2027, Call 2/1/2023	4,680,000	4,953,406

		300,471,671
Indiana — 2.0%
Carmel Redevelopment Authority, 5.000%, 7/1/2023, Call 7/1/2020	350,000	365,439
City of Rockport, 3.050%, 6/1/2025	2,100,000	2,133,117

Fishers Redevelopment District:
5.125%, 7/15/2026, Call 1/15/2020	1,875,000	1,932,263
5.250%, 7/15/2023, Call 1/15/2020	1,605,000	1,655,734
Frankfort High School Elementary School Building Corp., 5.000%, 7/15/2025	115,000	134,843
Franklin Township-Marion County Multiple School Building Corp., SAW:
5.000%, 7/10/2021	580,000	624,776
5.000%, 7/15/2029, Call 1/15/2023	2,565,000	2,829,631
Indiana Bond Bank, 2.400%, (SIFMA Municipal Swap Index Yield), 10/15/2022 (7)	1,650,000	1,645,281
Indiana Finance Authority:
2.100%, 3/1/2019 (7)	2,000,000	2,000,000
3.000%, 7/1/2019	250,000	251,020
5.000%, 8/15/2020	700,000	717,612
5.000%, 10/1/2022	300,000	327,708
5.000%, 10/1/2023	400,000	444,500
5.000%, 10/1/2024, Call 10/1/2023	275,000	305,921
5.000%, 5/1/2029, Call 5/1/2022	130,000	142,840
5.000%, 5/1/2029, Call 5/1/2022	3,940,000	4,280,258
5.000%, 11/15/2038, Call 11/15/2025	2,000,000	2,111,520
5.250%, 10/1/2024, Call 10/1/2021	710,000	771,933
5.250%, 10/1/2031, Call 10/1/2021	2,190,000	2,372,975
5.250%, 11/15/2046, Call 11/15/2026	2,500,000	2,651,275
5.500%, 5/1/2024, Call 5/1/2019	825,000	830,016
5.500%, 5/1/2024, Call 5/1/2019	175,000	176,064
Indiana Housing & Community Development Authority, GNMA/FNMA/FHLMC, 1.950%, 7/1/2047, Call 2/28/2019 (7)	1,100,000	1,100,000
Indianapolis Local Public Improvement Bond Bank:
5.000%, 1/1/2021	175,000	185,526
5.000%, 1/1/2022, Call 1/1/2021	200,000	211,318
Indianapolis Local Public Improvement Bond Bank, NATL-RE, 5.250%, 7/1/2022	500,000	555,950
Marion High School Building Corp., SAW:
4.000%, 7/15/2019	455,000	458,836
4.000%, 7/15/2020, Call 1/15/2020	935,000	951,811
4.000%, 7/15/2021, Call 1/15/2020	375,000	381,686
Portage Redevelopment District:
5.000%, 1/15/2023	280,000	308,123
5.000%, 1/15/2024	215,000	240,895
Porter County Jail Building Corp., AGM, 5.500%, 7/10/2021	135,000	140,790
Steuben Lakes Regional Waste District, 5.000%, 9/1/2024, Call 9/1/2023	1,225,000	1,376,986

		34,616,647
Iowa — 0.5%
Iowa Finance Authority:
5.000%, 5/15/2036, Call 5/15/2026	4,000,000	4,228,120
5.000%, 5/15/2043, Call 5/15/2027	1,000,000	1,043,520
5.000%, 3/1/2048, Call 3/1/2024	1,250,000	1,263,125
Johnston Community School District, AGM, 5.000%, 7/1/2027, Call 7/1/2022	1,455,000	1,585,426

		8,120,191
Kansas — 0.2%
Kansas Development Finance Authority:
5.000%, 11/15/2020, Call 11/15/2019	35,000	35,772
5.000%, 11/15/2020, Call 11/15/2019	765,000	782,947
5.000%, 3/1/2031, Call 3/1/2020	1,000,000	1,028,710
Wyandotte County-Kansas City Unified Government Utility System Revenue, 5.000%, 9/1/2032, Call 9/1/2022	1,000,000	1,088,720

		2,936,149
Kentucky — 1.2%
Kentucky Asset Liability Commission:
5.000%, 9/1/2024	1,000,000	1,151,650
5.000%, 9/1/2025	1,250,000	1,465,025
Kentucky Berea Collage Educational Facilities Authority, 1.400%, 6/1/2029, Call 03/21/2019 (7)	2,720,000	2,720,000
Kentucky Economic Development Finance Authority:
2.100%, 3/1/2019 (7)	2,500,000	2,500,000
5.000%, 8/15/2041, Call 8/15/2027	3,500,000	3,810,625
Louisville/Jefferson County Metropolitan Government:

5.000%, 10/1/2030, Call 10/1/2026	1,300,000	1,480,492
5.000%, 10/1/2031, Call 10/1/2026	3,500,000	3,958,255
Paducah Electric Plant Board, AGC, 5.000%, 10/1/2023, Call 4/1/2019	100,000	100,259
Paducah Electric Plant Board, AGM:
5.000%, 10/1/2027, Call 10/1/2026	2,000,000	2,310,460
5.000%, 10/1/2028, Call 10/1/2026	1,850,000	2,125,521

		21,622,287
Louisiana — 1.3%
City of Bossier City Utilities Revenue, 5.000%, 10/1/2031, Call 10/1/2024	1,160,000	1,343,350
City of New Orleans Sewerage Service Revenue:
5.000%, 6/1/2021	0	0
5.000%, 6/1/2022	450,000	491,449
5.000%, 6/1/2023	0	0
5.000%, 6/1/2026, Call 6/1/2025	150,000	172,640
5.000%, 6/1/2027, Call 6/1/2025	200,000	228,938
5.000%, 6/1/2029, Call 6/1/2025	200,000	225,974
City of New Orleans Water System Revenue:
5.000%, 12/1/2021	500,000	538,135
5.000%, 12/1/2022	725,000	798,138
5.000%, 12/1/2024	0	0
5.000%, 12/1/2026, Call 12/1/2025	240,000	277,142
5.000%, 12/1/2029, Call 12/1/2025	0	0

City of Shreveport Water & Sewer Revenue, BAM, 4.000%, 12/1/2025, Call 12/1/2024	2,210,000	2,400,856
Lafayette Public Trust Financing Authority, AGM:
4.000%, 10/1/2020	690,000	713,681
4.000%, 10/1/2021	675,000	711,511
Louisiana Housing Corp., GNMA COLL, 4.750%, 6/1/2027, Call 6/1/2020	565,000	582,148
Louisiana Public Facilities Authority:
3.375%, 9/1/2028, Call 3/1/2021	2,440,000	2,447,710
5.000%, 5/15/2042, Call 5/15/2027	2,500,000	2,728,675
Louisiana Stadium & Exposition District, 5.000%, 7/1/2023	800,000	902,424
New Orleans Aviation Board, 5.000%, 1/1/2048, Call 1/1/2027	0	0
Parish of St. Bernard:
4.000%, 3/1/2020	3,470,000	3,543,668
4.000%, 3/1/2021	3,585,000	3,721,445
Port New Orleans Board of Commissioners, 5.000%, 4/1/2032, Call 4/1/2023	725,000	780,383
Regional Transit Authority, NATL-RE, 0.000%, 12/1/2021	155,000	137,232
Terrebonne Parish Consolidated Government, 5.875%, 3/1/2024, Call 3/1/2019	495,000	495,000

		23,240,499
Maine — 0.6%
City of Portland General Airport Revenue, 5.000%, 7/1/2022	300,000	327,498
Maine Health & Higher Educational Facilities Authority, 5.000%, 7/1/2043, Call 7/1/2028	3,500,000	3,907,365
Maine State Housing Authority, 3.850%, 11/15/2029, Call 11/15/2021	4,900,000	4,990,209
Maine Turnpike Authority, 5.000%, 7/1/2029, Call 7/1/2022	1,500,000	1,645,590

		10,870,662
Maryland — 0.4%
City of Rockville:
5.000%, 11/1/2030, Call 11/1/2024	765,000	831,907
5.000%, 11/1/2037, Call 11/1/2024	1,000,000	1,053,800
5.000%, 11/1/2042, Call 11/1/2024	1,000,000	1,039,100
Maryland Health & Higher Educational Facilities Authority, 5.750%, 7/1/2034, Call 7/1/2021	775,000	845,308
Montgomery County Housing Opportunities Commission:
5.000%, 7/1/2031, Call 7/1/2020	655,000	675,115
5.125%, 7/1/2037, Call 7/1/2020	3,110,000	3,195,338

		7,640,568
Massachusetts — 1.5%
Commonwealth of Massachusetts, 5.000%, 1/1/2037, Call 1/1/2029	3,000,000	3,527,640
Massachusetts Bay Transportation Authority, 5.000%, 7/1/2046, Call 7/1/2027	4,465,000	5,047,459
Massachusetts Development Finance Agency:
5.000%, 7/1/2025, Call 7/1/2021	1,425,000	1,525,420
5.000%, 7/1/2027, Call 7/1/2025	125,000	147,019

5.000%, 7/1/2029, Call 1/1/2029	750,000	881,348
5.000%, 7/1/2031, Call 1/1/2029	2,000,000	2,311,660
5.000%, 7/1/2037, Call 7/1/2027	1,400,000	1,483,972
5.000%, 10/1/2037, Call 10/1/2022 (5)	500,000	529,645
5.000%, 10/1/2047, Call 10/1/2022 (5)	500,000	520,135
Massachusetts Educational Financing Authority, 5.000%, 7/1/2025, Call 7/1/2022 (12)	395,000	420,098
Massachusetts Health & Educational Facilities Authority, 5.000%, 7/1/2024, Call 7/1/2019	3,105,000	3,137,261
Massachusetts Housing Finance Agency, 3.700%, 12/1/2027, Call 6/1/2022 (12)	635,000	635,622
Massachusetts School Building Authority, 5.000%, 8/15/2030, Call 8/15/2022	815,000	895,147
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, 5.000%, 1/1/2023, Call 1/1/2023 (7)	5,000,000	5,579,200

		26,641,626
Michigan — 3.7%
Alma Public Schools, Q-SBLF, 5.000%, 5/1/2021	890,000	950,876
Bay City School District, Q-SBLF:
5.000%, 11/1/2027, Call 5/1/2024	645,000	733,533
5.000%, 11/1/2028, Call 5/1/2024	1,305,000	1,481,384
Caledonia Community Schools,Q-SBLF:
5.000%, 5/1/2025	600,000	705,774
5.000%, 5/1/2026	500,000	598,620
Carman-Ainsworth Community School District, BAM, 5.000%, 5/1/2020	375,000	389,171
Charter Township of Northville:
4.000%, 4/1/2021	400,000	416,968
4.000%, 4/1/2022	240,000	254,506
Chippewa Valley Schools, Q-SBLF, 5.000%, 5/1/2027, Call 11/1/2025	20,000	23,700
City of Detroit Sewage Disposal System Revenue, NATL-RE, 0.000%, 7/1/2020	110,000	106,962
City of Wyandotte Electric System Revenue, BAM:
5.000%, 10/1/2020	200,000	208,334
5.000%, 10/1/2021	290,000	309,172
5.000%, 10/1/2022	290,000	316,471
5.000%, 10/1/2023	250,000	278,730
5.000%, 10/1/2024	300,000	340,632
Coloma Community School District, Q-SBLF, 3.000%, 5/1/2021	905,000	928,548
Comstock Park Public Schools, Q-SBLF, 5.000%, 5/1/2028, Call 5/1/2021	400,000	425,608
Detroit City School District, AGM Q-SBLF, 5.250%, 5/1/2026	300,000	355,143
Dundee Community Schools, Q-SBLF:
5.000%, 5/1/2022	1,200,000	1,318,284
5.000%, 5/1/2025	1,000,000	1,169,330
Fitzgerald Public School District, BAM, 4.000%, 5/1/2019	2,065,000	2,070,658
Fraser Public School District, Q-SBLF:
5.000%, 5/1/2021	1,000,000	1,069,730
5.000%, 5/1/2022	1,000,000	1,098,570
5.000%, 5/1/2025	1,700,000	1,987,861
Great Lakes Water Authority Sewage Disposal System Revenue, 5.000%, 7/1/2029	3,600,000	4,431,096
Grosse Ile Township School District, Q-SBLF:
5.000%, 5/1/2026, Call 5/1/2025	200,000	233,614
5.000%, 5/1/2027, Call 5/1/2025	230,000	266,924
Hartland Consolidated Schools, AGM Q-SBLF:
5.250%, 5/1/2026, Call 5/1/2021	1,625,000	1,739,351
5.250%, 5/1/2027, Call 5/1/2021	600,000	641,826
5.250%, 5/1/2028, Call 5/1/2021	1,575,000	1,683,754
Howell Public Schools, Q-SBLF, 4.250%, 5/1/2024, Call 5/1/2022	1,000,000	1,074,160
Jackson County Hospital Finance Authority, AGC, 4.500%, 6/1/2026, Call 6/1/2020	415,000	429,363
Jenison Public Schools:
5.000%, 5/1/2021	500,000	534,530
5.000%, 5/1/2022, Call 5/1/2021	560,000	600,225
Kent Hospital Finance Authority, 5.000%, 11/15/2029, Call 11/15/2021	1,000,000	1,075,080
Lansing Board of Water & Light, 5.000%, 7/1/2037, Call 7/1/2021	1,000,000	1,064,110
Lansing School District, Q-SBLF:
5.000%, 5/1/2019	1,000,000	1,005,440
5.000%, 5/1/2020	1,825,000	1,897,179
Livonia Public Schools School District, BAM, 5.000%, 5/1/2021	1,600,000	1,701,376
Marshall Public Schools, Q-SBLF:
4.000%, 11/1/2028, Call 5/1/2025	1,380,000	1,494,747

4.000%, 11/1/2029, Call 5/1/2025	940,000	1,010,491
Mattawan Consolidated School District, Q-SBLF, 5.000%, 5/1/2019	215,000	216,142
Michigan Finance Authority:
5.000%, 11/1/2020	2,000,000	2,103,380
5.000%, 7/1/2026, Call 7/1/2025	175,000	201,490
5.000%, 7/1/2027, Call 7/1/2025	600,000	687,270
5.000%, 7/1/2029, Call 7/1/2025	950,000	1,082,458
5.000%, 7/1/2032, Call 7/1/2025	1,500,000	1,679,940
5.000%, 7/1/2034, Call 7/1/2025	500,000	556,025
5.000%, 12/1/2035, Call 12/1/2027	1,000,000	1,151,180
5.000%, 11/15/2041, Call 11/15/2026	1,000,000	1,086,960
Michigan Finance Authority, AGM:
5.000%, 7/1/2029, Call 7/1/2024	1,500,000	1,684,650
5.000%, 7/1/2030, Call 7/1/2024	1,500,000	1,679,625
Michigan State Housing Development Authority, 5.625%, 10/1/2031, Call 10/1/2020	850,000	892,364
Michigan Strategic Fund, 5.000%, 12/31/2043, Call 12/31/2028	3,400,000	3,730,956
North Branch Area Schools, Q-SBLF, 5.000%, 5/1/2024	200,000	229,980
Plymouth-Canton Community School District, Q-SBLF, 5.000%, 5/1/2021	450,000	480,780
Redford Union School District No. 1, AMBAC Q-SBLF, 5.000%, 5/1/2022	250,000	263,932
River Rouge School District, Q-SBLF:
5.000%, 5/1/2020	1,700,000	1,766,232
5.000%, 5/1/2021	1,155,000	1,234,002
Taylor Tax Increment Finance Authority, AGM:
3.000%, 5/1/2019	340,000	340,530
3.250%, 5/1/2020	90,000	91,291
Wayne County Airport Authority:
5.000%, 12/1/2026, Call 12/1/2025 (12)	3,000,000	3,474,360
5.000%, 12/1/2030, Call 12/1/2025	1,250,000	1,445,137
Western Township Utilities Authority, 4.000%, 1/1/2021	1,200,000	1,244,748

		65,745,263
Minnesota — 0.3%
City of Minneapolis St. Paul Housing & Redevelopment Authority:
4.000%, 8/15/2019	445,000	448,996
5.250%, 8/15/2025, Call 8/15/2020	275,000	287,859
City of Minneapolis St. Paul Housing & Redevelopment Authority, AGM, 5.000%, 8/15/2025, Call 8/15/2020	215,000	224,039
Duluth Economic Development Authority, 5.000%, 2/15/2043, Call 2/15/2028	1,000,000	1,100,060
Minnesota Higher Education Facilities Authority, 5.000%, 10/1/2019	400,000	407,448

Minnesota Housing Finance Agency, GNMA COLL, 2.600%, 9/1/2042, Call 7/1/2022	720,570	691,596
Minnesota Housing Finance Agency, GNMA/FNMA/FHLMC:
2.250%, 12/1/2042, Call 1/1/2022	483,851	453,368
3.900%, 7/1/2030, Call 1/1/2022	485,000	495,296
5.000%, 1/1/2031, Call 7/1/2021	560,000	581,353

		4,690,015
Mississippi — 0.6%
Mississippi Development Bank:
3.125%, 10/1/2023	170,000	172,924
5.000%, 10/1/2023	2,390,000	2,610,406
5.000%, 1/1/2027, Call 1/1/2022	1,200,000	1,310,484
Mississippi State University Educational Building Corp., 5.000%, 11/1/2022	135,000	150,147
State of Mississippi:
5.000%, 10/15/2036, Call 10/15/2028 (9)	3,395,000	3,905,268
5.000%, 10/15/2037, Call 10/15/2028 (9)	2,000,000	2,290,780

		10,440,009
Missouri — 1.6%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, 5.000%, 10/1/2033, Call 10/1/2022	4,000,000	4,423,080
Chesterfield Valley Transportation Development District:
4.000%, 5/15/2019	475,000	477,005
5.000%, 5/15/2020	125,000	129,653
5.000%, 5/15/2021	490,000	518,655
City of Kansas City:
5.000%, 9/1/2021, Call 9/1/2019	500,000	507,845

5.000%, 9/1/2023, Call 9/1/2019	300,000	304,707
5.000%, 10/1/2026, Call 10/1/2025	120,000	140,448
5.000%, 10/1/2028, Call 10/1/2025	115,000	133,527
5.000%, 9/1/2032, Call 9/1/2019	1,000,000	1,015,150
City of St. Louis, 3.000%, 5/30/2019	1,000,000	1,002,900
Health & Educational Facilities Authority of the State of Missouri:
5.000%, 2/1/2024, Call 2/1/2021	1,050,000	1,088,325
5.000%, 2/1/2034, Call 2/1/2024 (9)	1,250,000	1,360,762
5.000%, 11/15/2034, Call 5/15/2026	3,000,000	3,359,070
5.000%, 2/1/2042, Call 2/1/2024 (9)	2,000,000	2,124,340
5.250%, 10/1/2031, Call 10/1/2021	1,000,000	1,079,350
Independence School District, SAW, 5.250%, 3/1/2030, Call 3/1/2021	2,000,000	2,133,580
Joplin Industrial Development Authority, 5.000%, 2/15/2020	330,000	339,933
Lees Summit Industrial Development Authority:
5.000%, 8/15/2036, Call 8/15/2024	1,000,000	1,024,320
5.000%, 8/15/2046, Call 8/15/2024	2,000,000	2,011,060
Missouri Housing Development Commission, GNMA/FNMA/FHLMC:
3.800%, 5/1/2025, Call 5/1/2021	545,000	561,197
4.000%, 5/1/2027, Call 5/1/2021	530,000	544,045
5.000%, 11/1/2027, Call 11/1/2019	110,000	111,856
Missouri State Environmental Improvement & Energy Resources Authority, 5.750%, 1/1/2029, Call 4/1/2019	65,000	65,198
St. Louis County Industrial Development Authority, 5.000%, 9/1/2048, Call 9/1/2027	1,000,000	1,013,810
Stone County Reorganized School District No. 4 Reeds Spring, SAW:
5.000%, 3/1/2030, Call 3/1/2020	1,000,000	1,030,510
5.000%, 3/1/2031, Call 3/1/2020	750,000	772,882
5.000%, 3/1/2032, Call 3/1/2020	1,000,000	1,030,410

		28,303,618
Nebraska — 0.3%
Central Plains Energy Project, 5.000%, 12/1/2019, Call 12/1/2019 (7)	1,000,000	1,021,050
Hospital Authority No. 1 of Lancaster County, 5.500%, 1/1/2030, Call 1/1/2020	1,000,000	1,026,550
Nebraska Public Power District, 5.000%, 1/1/2032, Call 1/1/2022	1,000,000	1,078,500
Omaha-Douglas Public Building Commission:
5.000%, 5/1/2026, Call 5/1/2022	825,000	904,456
5.000%, 5/1/2027, Call 5/1/2022	585,000	640,774
5.000%, 5/1/2028, Call 5/1/2022	550,000	602,437
5.000%, 5/1/2029, Call 5/1/2022	660,000	722,924

		5,996,691
Nevada — 0.9%
City of North Las Vegas NV, AGM, 5.000%, 6/1/2023	1,000,000	1,119,370
County of Clark, 5.000%, 7/1/2028, Call 7/1/2019	2,180,000	2,204,590
County of Clark Department of Aviation:
5.000%, 7/1/2029, Call 7/1/2024	1,200,000	1,361,892
5.000%, 7/1/2030, Call 7/1/2024	1,000,000	1,131,160
5.000%, 7/1/2040, Call 7/1/2027	4,000,000	4,504,200
Las Vegas Valley Water District, 5.000%, 6/1/2028, Call 6/1/2022	5,115,000	5,608,086

		15,929,298
New Hampshire — 0.0%
New Hampshire Housing Finance Authority, 4.800%, 7/1/2028, Call 1/1/2022	675,000	689,087

New Jersey — 3.9%
Lyndhurst Township School District, School Bond Gty, 3.000%, 9/13/2019	3,000,000	3,017,430
New Jersey Economic Development Authority:
5.000%, 6/15/2019	3,000,000	3,023,820
5.000%, 6/15/2020	1,500,000	1,552,035
5.000%, 11/1/2021	4,600,000	4,924,530
5.500%, 6/15/2030, Call 12/15/2026	2,500,000	2,855,375
New Jersey Higher Education Student Assistance Authority, 4.875%, 12/1/2024, Call 12/1/2019	5,060,000	5,166,361

New Jersey Housing & Mortgage Finance Agency, 4.250%, 10/1/2032, Call 10/1/2021	200,000	202,804
New Jersey Transportation Trust Fund Authority:
2.740%, (SIFMA Municipal Swap Index Yield), 12/15/2019, Call 6/15/2019 (7)	5,000,000	5,006,100
5.000%, 6/15/2022	500,000	540,620

5.000%, 6/15/2030, Call 6/15/2026	1,000,000	1,117,120
5.000%, 6/15/2031, Call 6/15/2026	1,000,000	1,109,810
5.000%, 6/15/2032, Call 12/15/2024	5,000,000	5,368,400
5.000%, 6/15/2035, Call 12/15/2028	3,000,000	3,265,530
5.250%, 12/15/2023	240,000	269,343
New Jersey Transportation Trust Fund Authority, BAM TCRs:
5.000%, 6/15/2028, Call 6/15/2022	5,000,000	5,371,200
5.000%, 6/15/2033, Call 6/15/2022	3,000,000	3,184,350
5.250%, 6/15/2033, Call 6/15/2023	5,635,000	6,143,559
New Jersey Transportation Trust Fund Authority, BHAC AMBAC, 0.000%, 12/15/2024	440,000	381,260
New Jersey Turnpike Authority:
5.000%, 1/1/2031, Call 1/1/2025	500,000	571,510
5.000%, 1/1/2032, Call 7/1/2022	3,440,000	3,815,992
5.000%, 1/1/2035, Call 1/1/2022	1,685,000	1,843,575
Tobacco Settlement Financing Corp.:
5.000%, 6/1/2031, Call 6/1/2028	2,750,000	3,145,725
5.000%, 6/1/2032, Call 6/1/2028	2,000,000	2,274,080
5.000%, 6/1/2033, Call 6/1/2028	1,500,000	1,696,605
5.000%, 6/1/2046, Call 6/1/2028	2,500,000	2,640,550

		68,487,684
New Mexico — 0.8%
City of Santa Fe, 4.000%, 6/1/2025, Call 6/1/2022	655,000	695,957
New Mexico Mortgage Finance Authority, GNMA COLL, 2.600%, 2/1/2043, Call 1/1/2023	741,742	712,532
New Mexico Mortgage Finance Authority, GNMA/FNMA/FHLMC:
4.500%, 9/1/2024, Call 9/1/2019	175,000	176,146
4.625%, 3/1/2028, Call 9/1/2021	470,000	480,251
5.350%, 3/1/2030, Call 9/1/2020	1,170,000	1,211,208
5.650%, 9/1/2039, Call 4/1/2019	30,000	30,057
New Mexico Municipal Energy Acquisition Authority, 2.431%, (LIBOR 1 Month), 8/1/2019, Call 3/21/2019 (7)	10,000,000	10,002,100

		13,308,251
New York — 5.6%
Albany Capital Resource Corp.:
5.000%, 12/1/2023	150,000	169,341
5.000%, 12/1/2024	200,000	230,026
BB&T Municipal Trust, 2.540%, (SIFMA Municipal Swap Index Yield), 11/15/2019 (5)(7)	15,862	15,864
Buffalo & Erie County Industrial Land Development Corp.:
5.000%, 6/1/2035, Call 6/1/2024	1,000,000	1,074,360
5.000%, 8/1/2037, Call 8/1/2027	1,300,000	1,363,596
5.000%, 8/1/2047, Call 8/1/2027	1,000,000	1,037,680
City of New York:
5.000%, 8/1/2032, Call 2/1/2022	3,000,000	3,246,630
5.000%, 3/1/2037, Call 3/1/2028	1,120,000	1,301,395
5.250%, 3/1/2034, Call 3/1/2028	3,000,000	3,601,680
5.250%, 3/1/2035, Call 3/1/2028	2,500,000	2,987,200
City of New York, AGC, 1.890%, 10/1/2021, Call 3/4/2019 (7)(11)	400,000	400,000
County of Suffolk, 5.000%, 7/24/2019	4,500,000	4,552,110
Long Island Power Authority, 2.506%, (LIBOR 1 Month), 10/1/2023, Call 10/1/2022 (7)	5,000,000	5,017,150
Metropolitan Transportation Authority:
2.190%, (SIFMA Municipal Swap Index Yield), 11/15/2022 (7)	1,000,000	989,810
4.000%, 2/3/2020	5,000,000	5,094,550
5.000%, 11/15/2034, Call 5/15/2028	1,815,000	2,089,192
5.000%, 11/15/2036, Call 11/15/2026	2,325,000	2,600,210
New York City Transitional Finance Authority Future Tax Secured Revenue:
5.000%, 11/1/2024, Call 11/1/2022	5,715,000	6,384,226
5.000%, 11/1/2026, Call 5/1/2025	1,000,000	1,176,290
5.000%, 11/1/2026, Call 5/1/2025	2,000,000	2,352,580
5.000%, 8/1/2034, Call 8/1/2026	4,000,000	4,618,800
5.000%, 8/1/2036, Call 8/1/2028	5,555,000	6,499,350
5.000%, 5/1/2038, Call 5/1/2027	4,000,000	4,570,320

5.250%, 8/1/2037, Call 8/1/2028	3,500,000	4,170,355
New York City Water & Sewer System:
5.000%, 6/15/2028, Call 6/15/2024	500,000	574,240
5.000%, 6/15/2029, Call 6/15/2024	600,000	688,440
New York State Dormitory Authority:
5.000%, 3/15/2027, Call 3/15/2022	7,555,000	8,236,008
5.000%, 3/15/2028, Call 3/15/2019	625,000	625,675
5.000%, 12/1/2035, Call 6/1/2027 (5)	500,000	555,580
5.000%, 12/1/2037, Call 6/1/2027 (5)	500,000	551,210
5.250%, 3/15/2037, Call 9/15/2028	1,695,000	2,026,271
6.000%, 7/1/2038, Call 7/1/2020	1,000,000	1,040,990
New York State Dormitory Authority, NATL-RE, 4.802%, 7/1/2029, Call 3/4/2019 (7)(11)	2,600,000	2,600,000
New York State Urban Development Corp., 5.000%, 3/15/2028, Call 3/15/2023	1,000,000	1,118,720
New York Transportation Development Corp., AGM, 4.000%, 7/1/2032, Call 7/1/2024 (12)	2,500,000	2,582,375
Nuveen New York AMT-Free Quality Municipal Income Fund, 2.040%, 5/1/2047, Call 2/28/2019 (5)(7)	5,000,000	5,000,000
State of New York Mortgage Agency, 5.000%, 10/1/2019	500,000	509,250
Triborough Bridge & Tunnel Authority:
2.025%, (SOFR + 43 basis points), 9/26/2019 (7)	1,420,000	1,421,122
5.000%, 11/15/2037, Call 11/15/2028	1,500,000	1,768,350
TSASC, Inc.:
5.000%, 6/1/2036, Call 6/1/2027	1,000,000	1,094,540
5.000%, 6/1/2041, Call 6/1/2027	1,000,000	1,060,910
Westchester Tobacco Asset Securitization, 5.000%, 6/1/2021	500,000	527,740

		97,524,136
North Carolina — 0.6%
County of Catawba:
4.000%, 10/1/2025, Call 10/1/2021	585,000	613,589
5.000%, 10/1/2023, Call 10/1/2021	1,000,000	1,079,650
5.000%, 10/1/2024, Call 10/1/2021	835,000	901,074
County of Cumberland, 5.125%, 12/1/2028, Call 12/1/2019	250,000	256,577
County of Union:
5.000%, 12/1/2026, Call 6/1/2023	1,390,000	1,555,924
5.000%, 12/1/2027, Call 6/1/2023	1,645,000	1,839,225
North Carolina Housing Finance Agency, 4.250%, 1/1/2028, Call 7/1/2021	170,000	173,079
North Carolina Medical Care Commission:
4.000%, 6/1/2020	470,000	482,807
5.000%, 6/1/2027, Call 6/1/2022	500,000	548,035
North Carolina Turnpike Authority, 5.000%, 7/1/2047, Call 7/1/2026	750,000	805,050
Orange County Public Facilities Co., 5.000%, 10/1/2026, Call 10/1/2022	1,130,000	1,262,131
Raleigh Durham Airport Authority, 5.000%, 5/1/2036, Call 5/1/2020	1,690,000	1,745,314

		11,262,455
North Dakota — 1.5%
Barnes County North Public School District Building Authority:
4.000%, 5/1/2021	635,000	661,746
4.500%, 5/1/2030, Call 5/1/2021	1,515,000	1,554,026
4.500%, 5/1/2033, Call 5/1/2021	1,850,000	1,883,448
City of Dickinson, 5.000%, 10/1/2025, Call 10/1/2021	2,240,000	2,377,514
City of Grand Forks:
4.000%, 12/1/2019	535,000	543,025
5.000%, 12/1/2032, Call 12/1/2021	1,000,000	1,055,080
City of West Fargo, 3.000%, 5/1/2023, Call 4/1/2019	185,000	185,113
County of Ward:
5.000%, 6/1/2034, Call 6/1/2028	2,500,000	2,753,500
5.000%, 6/1/2043, Call 6/1/2028	2,500,000	2,655,150
North Dakota Public Finance Authority:
4.000%, 6/1/2023	2,440,000	2,649,181
4.000%, 6/1/2024, Call 6/1/2023	2,190,000	2,365,660
4.000%, 6/1/2025, Call 6/1/2023	1,145,000	1,235,100
Williston Parks & Recreation District:
4.500%, 3/1/2020	1,205,000	1,212,893
4.500%, 3/1/2025, Call 3/1/2021	2,525,000	2,521,036

4.625%, 3/1/2026, Call 3/1/2021	2,620,000	2,605,302

		26,257,774
Ohio — 3.2%
Akron Bath Copley Joint Township Hospital District, 5.000%, 11/15/2021	1,000,000	1,071,810
City of Cleveland Airport System Revenue, AGM:
5.000%, 1/1/2030, Call 1/1/2022	3,900,000	4,199,481
5.000%, 1/1/2031, Call 1/1/2022	1,000,000	1,075,370
City of Cleveland Airport System Revenue, MAC:
5.000%, 1/1/2022, Call 1/1/2021	2,320,000	2,461,195
5.000%, 1/1/2031, Call 1/1/2022	1,270,000	1,365,720
City of Cleveland Income Tax Revenue:
5.000%, 10/1/2024, Call 10/1/2022	460,000	512,771
5.000%, 10/1/2028, Call 10/1/2022	1,075,000	1,198,324
5.000%, 10/1/2029, Call 10/1/2022	1,130,000	1,259,634
5.000%, 10/1/2029, Call 10/1/2022	2,290,000	2,552,709
City of Middleburg Heights, 5.125%, 8/1/2031, Call 8/1/2021	1,000,000	1,069,500
City of Springboro, 3.000%, 1/23/2020	1,500,000	1,513,350
Cleveland Department of Public Utilities Division of Water:
4.000%, 1/1/2028, Call 1/1/2024	500,000	541,270
4.000%, 1/1/2029, Call 1/1/2024	1,000,000	1,077,630
4.000%, 1/1/2030, Call 1/1/2024	1,000,000	1,072,520
Cleveland Heights & University Heights City School District:
0.000%, 12/1/2024	400,000	350,152
0.000%, 12/1/2025	600,000	508,776
Cleveland-Cuyahoga County Port Authority, 5.000%, 10/1/2022, Call 10/1/2020	1,000,000	1,052,050
County of Franklin:
5.000%, 5/15/2028, Call 5/15/2023	2,000,000	2,237,500
5.000%, 7/1/2029, Call 7/1/2026	2,000,000	2,146,180
5.000%, 5/15/2031, Call 5/15/2023	405,000	447,221
County of Hamilton Sales Tax Revenue, 5.000%, 12/1/2029, Call 12/1/2021	975,000	1,054,511
County of Hancock, 5.750%, 12/1/2026, Call 6/1/2021	1,120,000	1,219,322
County of Lucas, 5.000%, 11/15/2022, Call 11/15/2021	925,000	986,670
County of Miami, 5.000%, 8/1/2045, Call 8/1/2028 (9)	2,220,000	2,460,604
Delaware City School District, 5.250%, 12/1/2038, Call 6/1/2023	1,240,000	1,390,350
Elyria City School District, School District Credit Program, 4.000%, 12/1/2028, Call 12/1/2022	1,130,000	1,200,060
FHLMC Multifamily VRD Certificates, 1.990%, (SIFMA Municipal Swap Index Yield), 9/15/2033 (7)	3,475,000	3,475,000
Johnstown-Monroe Local School District, 5.000%, 12/1/2030, Call 12/1/2021	715,000	778,928
Lake County Community College District:
4.000%, 12/1/2022, Call 12/1/2019	695,000	706,871
4.000%, 12/1/2024, Call 12/1/2019	835,000	848,577
4.000%, 12/1/2025, Call 12/1/2019	855,000	868,526
Lake Local School District/Stark County, School District Credit Program:
4.000%, 12/1/2023, Call 12/1/2021	1,550,000	1,649,525
4.000%, 12/1/2025, Call 12/1/2021	1,660,000	1,761,758
New Albany Community Authority:
4.000%, 10/1/2020	590,000	611,559
5.000%, 10/1/2022	1,000,000	1,107,960
5.000%, 10/1/2023, Call 10/1/2022	1,105,000	1,223,091
North Olmsted City School District:
5.000%, 12/1/2027, Call 12/1/2023	220,000	253,260
5.000%, 12/1/2028, Call 12/1/2023	365,000	420,181
5.000%, 12/1/2029, Call 12/1/2023	500,000	575,590
Ohio Higher Educational Facility Commission:
4.000%, 12/1/2020	1,050,000	1,087,758
4.000%, 12/1/2021	795,000	839,369
4.000%, 12/1/2022	845,000	908,561
Ohio Turnpike & Infrastructure Commission, 5.250%, 2/15/2033, Call 2/15/2023	1,330,000	1,481,420
Ohio University, 5.000%, 12/1/2028, Call 6/1/2022	225,000	245,578
Ohio Water Development Authority, 5.000%, 6/1/2022	1,100,000	1,217,018
University of Toledo, 5.000%, 6/1/2030, Call 6/1/2021	250,000	268,637

		56,353,847
Oklahoma — 0.7%

Cushing Educational Facilities Authority, 5.000%, 9/1/2022	2,000,000	2,208,340
Delaware County Justice Authority:
3.750%, 9/1/2029, Call 4/1/2019	1,620,000	1,620,518
4.000%, 9/1/2019	740,000	747,637
4.000%, 9/1/2020	700,000	721,623
4.000%, 9/1/2021	805,000	839,776
Oklahoma Housing Finance Agency, GNMA COLL:
2.500%, 3/1/2022	220,000	224,512
3.300%, 3/1/2031, Call 3/1/2022	515,000	515,711
Tulsa Airports Improvement Trust, BAM, 5.000%, 6/1/2028, Call 6/1/2023 (12)	1,405,000	1,533,234
Tulsa County Industrial Authority:
5.250%, 11/15/2037, Call 11/15/2025	1,500,000	1,630,275
5.250%, 11/15/2045, Call 11/15/2025	1,500,000	1,620,135

		11,661,761
Oregon — 0.7%
City of Portland, 5.000%, 6/15/2027, Call 6/15/2022	1,000,000	1,094,160
City of Tigard Water Revenue, 5.000%, 8/1/2029, Call 8/1/2022	690,000	760,242
City of Woodburn Wastewater Revenue:
0.000%, 3/1/2020	1,380,000	1,354,360
0.000%, 3/1/2021	1,215,000	1,168,623
Clackamas & Washington Counties School District No. 3, NATL-RE School Bond Gty, 0.000%, 6/15/2023	2,000,000	1,841,420
Klamath Falls Intercommunity Hospital Authority:
5.000%, 9/1/2021	250,000	268,277
5.000%, 9/1/2022	505,000	555,091
Port of Morrow:
3.500%, 6/1/2020, Call 6/1/2019	210,000	210,830
3.750%, 6/1/2021, Call 6/1/2019	220,000	220,948
4.000%, 6/1/2022, Call 6/1/2019	235,000	236,095
Port of Portland Airport Revenue, 5.500%, 7/1/2031, Call 7/1/2021	3,000,000	3,219,780
State of Oregon Business Development Commission Economic Development Revenue, 5.000%, 3/1/2049, Call 03/06/2019 (6)	1,000,000	1,086,450
State of Oregon Housing & Community Services Department, 4.450%, 7/1/2023, Call 1/1/2020 (12)	490,000	497,370

		12,513,646
Pennsylvania — 2.7%
Berks County Industrial Development Authority:
5.000%, 5/15/2032, Call 5/15/2027	1,050,000	1,143,261
5.000%, 5/15/2038, Call 5/15/2025	255,000	271,983
5.000%, 5/15/2042, Call 5/15/2024	1,655,000	1,759,414
5.000%, 5/15/2043, Call 5/15/2025	350,000	370,678
5.000%, 5/15/2047, Call 5/15/2027	1,630,000	1,707,686
Bucks County Industrial Development Authority, 5.000%, 10/1/2037, Call 10/1/2024	1,250,000	1,350,713
Central Bradford Progress Authority, 5.375%, 12/1/2041, Call 12/1/2021	500,000	535,775
City of Pittsburgh, 4.000%, 9/1/2021	750,000	791,940
Commonwealth Financing Authority:
5.000%, 6/1/2032, Call 6/1/2028	1,000,000	1,146,070
5.000%, 6/1/2033, Call 6/1/2028	1,250,000	1,426,100
5.000%, 6/1/2034, Call 6/1/2028	1,000,000	1,135,770
5.000%, 6/1/2035, Call 6/1/2028	1,000,000	1,129,350
Geisinger Authority, 5.000%, 2/15/2039, Call 2/15/2027	2,500,000	2,805,700
Kiski Area School District, AGM SAW, 4.000%, 3/1/2021	1,450,000	1,513,872
Lancaster Industrial Development Authority:
5.000%, 5/1/2021	360,000	376,963
5.000%, 5/1/2022	430,000	457,774
Lehigh County General Purpose Authority, 4.000%, 11/1/2019	555,000	563,020
Montgomery County Industrial Development Authority:
5.000%, 12/1/2038, Call 12/1/2025	1,000,000	1,059,300
6.250%, 11/15/2029, Call 11/15/2019	715,000	737,687
Montgomery County Industrial Development Authority, FHA, 5.000%, 8/1/2024, Call 8/1/2020	1,350,000	1,408,630
Pennsylvania Economic Development Financing Authority, 2.125%, 5/1/2019 (7)	1,500,000	1,500,255
Pennsylvania Economic Development Financing Authority, AGM:
0.000%, 1/1/2020	600,000	586,920

0.000%, 1/1/2021	600,000	571,014
5.000%, 1/1/2022	305,000	326,170
Pennsylvania Turnpike Commission:
2.720%, (SIFMA Municipal Swap Index Yield), 12/1/2021, Call 6/1/2021 (7)	5,000,000	5,050,250
4.000%, 12/1/2023, Call 12/1/2019	105,000	106,848
4.000%, 12/1/2023, Call 12/1/2019	95,000	96,347
5.000%, 6/1/2021, Call 6/1/2019	715,000	720,920
5.000%, 12/1/2030, Call 12/1/2020 (10)	215,000	227,425
5.000%, 12/1/2030, Call 12/1/2020 (10)	120,000	126,616
5.000%, 12/1/2030, Call 12/1/2020 (10)	250,000	264,448
5.000%, 12/1/2037, Call 12/1/2027	1,250,000	1,414,762
5.000%, 6/1/2042, Call 6/1/2027	5,450,000	5,938,156
5.500%, 12/1/2042, Call 12/1/2026	3,000,000	3,445,020
6.000%, 12/1/2034, Call 12/1/2020 (10)	55,000	59,119
6.000%, 12/1/2034, Call 12/1/2020 (10)	70,000	75,242
6.000%, 12/1/2034, Call 12/1/2020 (10)	270,000	290,220
6.000%, 12/1/2036, Call 12/1/2020	975,000	1,048,018
Pittsburgh School District, BAM SAW, 5.000%, 9/1/2024, Call 9/1/2022	1,000,000	1,106,310
Pittsburgh Water & Sewer Authority, AGM, 2.453%, (LIBOR 1 Month), 12/1/2020, Call 6/1/2020 (7)	2,055,000	2,056,192
Sayre Health Care Facilities Authority, 2.615%, (LIBOR 3 Month), 12/1/2024, Call 4/1/2019 (7)	200,000	201,832

		46,903,770
Rhode Island — 0.5%

Rhode Island Housing & Mortgage Finance Corp., 3.625%, 10/1/2029, Call 10/1/2021	760,000	772,586
Rhode Island Student Loan Authority:
3.375%, 12/1/2023, Call 12/1/2020 (12)	20,000	20,270
4.000%, 12/1/2022, Call 12/1/2021 (12)	2,885,000	2,998,352
4.250%, 12/1/2020, Call 4/1/2019	500,000	501,215
4.250%, 12/1/2025, Call 12/1/2021 (12)	2,205,000	2,292,803
4.500%, 12/1/2021, Call 4/1/2019	315,000	315,850
Town of Cumberland, SAW:
4.000%, 3/15/2024	795,000	875,788
4.000%, 3/15/2026, Call 3/15/2024	460,000	502,412

		8,279,276
South Carolina — 1.6%
City of Rock Hill Combined Utility System Revenue, AGM:
5.250%, 1/1/2026, Call 1/1/2022	730,000	794,590
5.250%, 1/1/2028, Call 1/1/2022	475,000	515,665
County of Dorchester Waterworks & Sewer System Revenue:
5.000%, 10/1/2022	480,000	532,526
5.000%, 10/1/2026, Call 10/1/2022	400,000	441,872
County of Florence:
5.000%, 11/1/2025, Call 11/1/2020	2,000,000	2,100,040
5.000%, 11/1/2030, Call 11/1/2020	500,000	523,585
5.000%, 11/1/2031, Call 11/1/2024	360,000	405,047
Patriots Energy Group Financing Agency, 2.541%, (LIBOR 1 Month), 2/1/2024, Call 11/1/2023 (7)	8,000,000	8,003,120
Piedmont Municipal Power Agency, AGC:
5.000%, 1/1/2030, Call 7/1/2021	450,000	477,900
5.750%, 1/1/2034, Call 7/1/2021	1,000,000	1,081,730
South Carolina Jobs-Economic Development Authority:
1.990%, 5/1/2048, Call 2/28/2019 (7)	3,250,000	3,250,000
5.000%, 7/1/2022	1,735,000	1,887,611
5.000%, 4/1/2038, Call 4/1/2024	2,000,000	2,041,200
South Carolina Public Service Authority, 5.000%, 12/1/2032, Call 12/1/2026	3,265,000	3,712,011
South Carolina State Housing Finance & Development Authority, GNMA COLL, 5.000%, 1/1/2028, Call 1/1/2020	30,000	30,428
Spartanburg Sanitation Sewer District, 5.000%, 3/1/2030, Call 3/1/2023 (10)	1,500,000	1,660,140
St. Peters Parish-Jasper County Public Facilities Corp., AGM, 5.000%, 4/1/2031, Call 4/1/2021	900,000	947,889

		28,405,354
South Dakota — 0.8%

City of Rapid City Airport Revenue:
5.500%, 12/1/2022, Call 12/1/2019	225,000	231,698
6.750%, 12/1/2031, Call 12/1/2019	500,000	517,900
7.000%, 12/1/2035, Call 12/1/2019	750,000	777,840
South Dakota Health & Educational Facilities Authority:
4.250%, 9/1/2023	740,000	792,370
4.500%, 9/1/2020	900,000	937,134
4.500%, 9/1/2021, Call 9/1/2020	1,080,000	1,122,595
4.500%, 9/1/2022, Call 9/1/2020	1,005,000	1,043,220
5.000%, 9/1/2019	200,000	203,346
5.000%, 11/1/2022	715,000	794,687
5.000%, 8/1/2023	375,000	424,838
5.000%, 11/1/2023	625,000	710,931
5.000%, 8/1/2024	195,000	225,937
5.000%, 11/1/2024	650,000	753,590
5.000%, 11/1/2024, Call 11/1/2019	1,000,000	1,020,360
5.000%, 11/1/2025, Call 11/1/2024	600,000	692,478
5.000%, 9/1/2027, Call 9/1/2024	720,000	807,041
South Dakota Housing Development Authority, 3.550%, 11/1/2033, Call 11/1/2022	2,250,000	2,262,982

		13,318,947
Tennessee — 1.5%
Knox County Health Educational & Housing Facility Board, 5.000%, 1/1/2042, Call 1/1/2027	5,815,000	6,371,961
Lewisburg Industrial Development Board, 2.350%, 5/1/2019 (7)(9)	3,000,000	3,000,270
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board:
2.000%, 1/1/2021 (7)	3,000,000	3,007,410
5.000%, 11/1/2027, Call 11/1/2021	1,500,000	1,606,635
5.000%, 7/1/2031, Call 7/1/2026	1,000,000	1,132,460
Tennessee Energy Acquisition Corp.:
5.000%, 2/1/2023	5,310,000	5,797,086
5.250%, 9/1/2021	3,810,000	4,068,394
5.250%, 9/1/2022	250,000	273,268
Tennessee Housing Development Agency:
4.000%, 7/1/2025, Call 1/1/2021	890,000	915,783
4.125%, 1/1/2025, Call 1/1/2021	590,000	605,735
5.000%, 1/1/2027, Call 7/1/2019	5,000	5,043

		26,784,045
Texas — 6.6%
Bexar County Health Facilities Development Corp., 5.000%, 7/15/2033, Call 7/15/2023	1,000,000	1,070,800
Bexar County Hospital District:
5.000%, 2/15/2034, Call 2/15/2028	1,000,000	1,172,340
5.000%, 2/15/2038, Call 2/15/2028	1,250,000	1,440,088

Brazoria-Fort Bend County Municipal Utility District No. 1, MAC, 3.000%, 9/1/2020	700,000	711,165
Capital Area Cultural Education Facilities Finance Corp.:
5.000%, 4/1/2019	1,000,000	1,002,120
5.250%, 4/1/2021, Call 4/1/2020	400,000	413,080
Central Texas Regional Mobility Authority, 0.000%, 1/1/2025	1,000,000	858,460
City of Beaumont Waterworks & Sewer System Revenue, BAM:
5.000%, 9/1/2026, Call 9/1/2025	1,000,000	1,170,700
5.000%, 9/1/2027, Call 9/1/2025	600,000	700,440
5.000%, 9/1/2030, Call 9/1/2025	1,000,000	1,157,580
City of Galveston Wharves & Terminal Revenue, 4.625%, 2/1/2024, Call 2/1/2021	1,130,000	1,179,923
City of Houston, 5.000%, 9/1/2026, Call 9/1/2024	250,000	284,570
City of Houston, AMBAC, 0.000%, 9/1/2019	400,000	396,724
City of Houston Airport System Revenue:
5.000%, 7/1/2030, Call 7/1/2028	1,375,000	1,663,365
5.000%, 7/1/2038, Call 7/1/2028	5,000,000	5,767,200
City of Laredo International Toll Bridge System Revenue, AGM:
5.000%, 10/1/2026, Call 10/1/2024	225,000	258,514
5.000%, 10/1/2027, Call 10/1/2024	240,000	274,390
City of San Marcos Electric Utility System Revenue, BAM:

4.500%, 11/1/2028, Call 11/1/2022	600,000	645,924
5.000%, 11/1/2033, Call 11/1/2022	1,215,000	1,330,984
Clifton Higher Education Finance Corp., PSF:
5.000%, 8/15/2026, Call 8/15/2025	675,000	793,584
5.000%, 8/15/2027, Call 8/15/2025	545,000	638,593
5.000%, 8/15/2028, Call 8/15/2025	835,000	974,019
5.000%, 8/15/2029, Call 8/15/2025	335,000	389,025
5.000%, 8/15/2030, Call 8/15/2025	1,250,000	1,445,913
Corpus Christi Business & Job Development Corp., 5.000%, 9/1/2022	1,000,000	1,103,100
County of Bexar, AGM, 5.000%, 8/15/2031, Call 8/15/2024	1,280,000	1,444,659
County of Wise, 8.000%, 8/15/2034, Call 8/15/2021	4,000,000	4,345,000
Crane County Water District:
5.000%, 2/15/2026, Call 2/15/2025	915,000	1,054,556
5.000%, 2/15/2030, Call 2/15/2025	1,000,000	1,134,050
Cypress-Fairbanks Independent School District, PSF, 5.000%, 2/15/2034, Call 2/15/2021	675,000	713,698
Dallas/Fort Worth International Airport:
5.000%, 11/1/2024, Call 11/1/2022	1,000,000	1,109,950
5.000%, 11/1/2032, Call 11/1/2020	5,000,000	5,233,350
5.000%, 11/1/2033, Call 11/1/2023	2,000,000	2,205,420
5.250%, 11/1/2033, Call 11/1/2023	1,200,000	1,336,320
Georgetown Independent School District, PSF:
5.000%, 8/15/2025, Call 8/15/2020	645,000	676,057
5.000%, 8/15/2027 (9)	1,000,000	1,224,380
5.000%, 8/15/2028 (9)	1,000,000	1,237,640
Grand Parkway Transportation Corp.:
5.000%, 10/1/2043, Call 4/1/2028	0	0
5.050%, 10/1/2030, Call 10/1/2028 (10)	1,000,000	995,180
Gulf Coast Authority, AGM:
5.000%, 10/1/2029, Call 10/1/2022	1,430,000	1,577,076
5.000%, 10/1/2030, Call 10/1/2022	1,505,000	1,657,607
Harris County Cultural Education Facilities Finance Corp.:
2.490%, (SIFMA Municipal Swap Index Yield), 6/1/2020 (7)	2,000,000	2,010,020
2.570%, (SIFMA Municipal Swap Index Yield), 6/1/2021 (7)	2,400,000	2,418,096
5.250%, 10/1/2029, Call 10/1/2019	1,550,000	1,580,705
Harris County Municipal Utility District No. 165, BAM, 5.000%, 3/1/2025	400,000	464,296
Harris County Municipal Utility District No. 374, AGM, 5.000%, 9/1/2036, Call 9/1/2019	550,000	559,284
Lancaster Independent School District, BAM, 4.000%, 2/15/2029, Call 2/15/2025	3,000,000	3,242,970
Lower Colorado River Authority:
5.000%, 5/15/2026, Call 5/15/2025	695,000	812,837
5.000%, 5/15/2027, Call 5/15/2025	1,355,000	1,575,323
Mesquite Independent School District, PSF, 0.000%, 8/15/2021	635,000	609,263
Mission Economic Development Corp.:
2.150%, 4/1/2019 (7)	7,800,000	7,800,858
2.350%, 5/1/2019 (7)	2,000,000	2,000,180
Nacogdoches County Hospital District, AGM, 3.000%, 5/15/2019	510,000	510,490
New Hope Cultural Education Facilities Finance Corp.:
5.000%, 11/15/2031, Call 11/15/2024	850,000	898,858
5.000%, 8/15/2036, Call 8/15/2021 (5)	1,700,000	1,708,109
5.000%, 8/15/2037, Call 8/15/2021 (5)	1,260,000	1,264,271
5.500%, 8/15/2036, Call 8/15/2021	1,000,000	1,014,340
New Hope Cultural Education Facilities Finance Corp., AGM, 4.000%, 4/1/2024	440,000	474,170
North Texas Tollway Authority:
5.000%, 1/1/2027, Call 1/1/2025	2,090,000	2,408,579
5.000%, 1/1/2048, Call 1/1/2028	5,000,000	5,596,950
Northside Independent School District, PSF, 2.125%, 8/1/2020, Call 8/1/2019 (7)	2,030,000	2,033,065
Pleasanton Independent School District, PSF, 5.000%, 8/15/2029, Call 8/15/2024	1,000,000	1,148,980
San Antonio Municipal Facilities Corp., 5.000%, 8/15/2036, Call 8/15/2021	500,000	534,555
Sienna Plantation Levee Improvement District, BAM, 4.000%, 9/1/2020	400,000	413,072
State of Texas, 4.000%, 8/29/2019	3,500,000	3,538,990
Tarrant County Cultural Education Facilities Finance Corp.:
5.000%, 10/1/2028, Call 10/1/2023	2,030,000	2,282,309
5.000%, 5/15/2037, Call 5/15/2024	1,895,000	1,939,703
5.000%, 11/15/2037, Call 11/15/2027	2,175,000	2,364,529

5.000%, 5/15/2045, Call 5/15/2024	3,250,000	3,283,020
5.000%, 11/15/2046, Call 11/15/2026	2,000,000	2,126,280
5.000%, 11/15/2046, Call 11/15/2027	1,250,000	1,337,513
Texas Municipal Gas Acquisition & Supply Corp. III, 5.000%, 12/15/2021	2,000,000	2,143,960
Waco Independent School District, PSF:
4.000%, 8/15/2028, Call 8/15/2024	1,000,000	1,091,370
4.000%, 8/15/2029, Call 8/15/2024	2,380,000	2,579,896

		116,554,385
U. S. Virgin Islands — 0.2%
Virgin Islands Public Finance Authority:
5.000%, 9/1/2030, Call 9/1/2025 (5)	2,320,000	2,497,642
5.000%, 9/1/2033, Call 9/1/2025 (5)	1,000,000	1,061,380

		3,559,022
Utah — 0.7%
Central Utah Water Conservancy District:
5.000%, 10/1/2026, Call 10/1/2019	850,000	866,957
5.000%, 10/1/2028, Call 10/1/2019	1,000,000	1,019,950
City of Draper, 5.000%, 5/1/2032, Call 5/1/2022	325,000	355,358
City of Riverton:
5.250%, 12/1/2034, Call 6/1/2023	1,455,000	1,635,813
5.250%, 12/1/2036, Call 6/1/2023	2,150,000	2,416,256
Jordan Valley Water Conservancy District, 5.000%, 10/1/2035, Call 4/1/2021	920,000	981,824
Utah Charter School Finance Authority, UT, 5.250%, 10/15/2028, Call 10/15/2023	480,000	535,426
Utah Infrastructure Agency, AGM:
5.400%, 10/15/2036, Call 10/15/2021	1,000,000	1,096,880
5.500%, 10/15/2030, Call 10/15/2021	1,300,000	1,429,259
Utah State Board of Regents, 5.000%, 8/1/2031, Call 8/1/2020	1,030,000	1,077,679

		11,415,402
Vermont — 0.1%
Vermont Housing Finance Agency, GNMA/FNMA/FHLMC, 4.000%, 11/1/2043, Call 5/1/2023	785,000	816,384
Vermont Student Assistance Corp.:
5.000%, 6/15/2019 (12)	130,000	131,010
5.000%, 6/15/2020 (12)	125,000	129,224

		1,076,618
Virginia — 0.7%
Charles City County Economic Development Authority, 2.125%, 4/1/2020 (7)	1,035,000	1,032,868
City of Chesapeake Chesapeake Expressway Toll Road Revenue, 5.000%, 7/15/2022	500,000	542,430
FHLMC Multifamily VRD Certificates, 1.990%, (SIFMA Municipal Swap Index Yield), 6/15/2035, Call 10/15/2029 (7)	2,000,000	2,002,120
Henrico County Economic Development Authority, AGM, 4.365%, 8/23/2027, Call 2/28/2019 (7)(11)	50,000	50,000
Henrico County Virginia Economic Development Authority, 5.000%, 10/1/2037, Call 10/1/2024	1,000,000	1,089,570
Stafford County Economic Development Authority:
5.000%, 6/15/2028, Call 6/15/2026	1,000,000	1,150,900
5.000%, 6/15/2030, Call 6/15/2026	700,000	797,097
Virginia College Building Authority:
5.000%, 3/1/2023, Call 3/1/2020	745,000	769,294
5.000%, 3/1/2024, Call 3/1/2020	1,755,000	1,811,002
5.000%, 2/1/2031, Call 2/1/2027	2,200,000	2,616,196
Virginia Small Business Financing Authority, 4.250%, 11/1/2021, Call 5/1/2020	1,000,000	1,030,630

		12,892,107
Washington — 1.9%
Chelan County Public Utility District No. 1, NATL-RE, 0.000%, 6/1/2024	210,000	185,335
FYI Properties, 5.000%, 6/1/2031, Call 6/1/2028 (9)	5,000,000	5,989,800
King County Housing Authority, County Guarantee:
5.200%, 5/1/2028, Call 4/1/2019	660,000	661,551
5.500%, 12/1/2028, Call 4/1/2019	1,000,000	1,003,280
King County Public Hospital District No. 1, 5.000%, 12/1/2031, Call 12/1/2026	4,000,000	4,601,880
King County Public Hospital District No. 2, 5.250%, 12/1/2028, Call 12/1/2020	200,000	211,488
Marysville Local Improvement District, 3.350%, 6/1/2036, Call 6/1/2024	30,000	30,169

Mason & Kitsap Counties School District No. 403 North Mason, School Bond Gty, 5.000%, 12/1/2035, Call 12/1/2023	2,025,000	2,284,139
Port of Bellingham, 5.250%, 12/1/2022, Call 12/1/2020	1,060,000	1,120,696
Spokane County School District No 81 Spokane, School Bond Gty, 5.000%, 12/1/2036, Call 6/1/2029	5,000,000	5,957,950
Spokane County School District No. 81 Spokane, School Bond Gty, 5.000%, 12/1/2030, Call 12/1/2021	650,000	709,033
State of Washington, 4.100%, 7/1/2022, Call 3/15/2019	440,000	440,348
Washington Health Care Facilities Authority, 5.000%, 10/1/2030, Call 10/1/2022	750,000	825,232
Washington State Housing Finance Commission:
5.000%, 1/1/2029, Call 1/1/2026 (5)	840,000	927,998
5.000%, 1/1/2036, Call 1/1/2025 (5)	2,125,000	2,259,109
5.000%, 1/1/2038, Call 1/1/2026 (5)	2,000,000	2,114,000
Washington State Housing Finance Commission, GNMA/FNMA/FHLMC, 3.050%, 6/1/2022	750,000	774,645
WBRP 3.2:
5.000%, 1/1/2026, Call 7/1/2025	750,000	886,582
5.000%, 1/1/2031, Call 7/1/2025	940,000	1,088,727
Whidbey Island Public Hospital District:
5.000%, 12/1/2021	520,000	556,499
5.000%, 12/1/2022	510,000	558,180

		33,186,641
West Virginia — 0.3%
West Virginia Hospital Finance Authority:
5.000%, 6/1/2042, Call 6/1/2027	3,665,000	4,006,908
5.000%, 1/1/2043, Call 1/1/2029	1,750,000	1,926,260

		5,933,168
Wisconsin — 3.4%
City of Oak Creek, 3.000%, 6/1/2027, Call 6/1/2025	100,000	103,736
Public Finance Authority:
3.500%, 11/15/2023, Call 5/15/2019 (5)	750,000	750,150
3.950%, 11/15/2024, Call 11/15/2019 (5)	1,000,000	1,004,610
4.750%, 12/1/2035, Call 12/1/2020	2,000,000	2,027,500
5.000%, 11/15/2029	2,500,000	2,816,550
5.000%, 11/15/2030	1,620,000	1,821,123
5.000%, 7/1/2037, Call 7/1/2024	820,000	862,952
5.000%, 9/30/2037, Call 9/30/2027	250,000	275,295
5.000%, 7/1/2047, Call 7/1/2024	1,000,000	1,040,660
5.125%, 7/15/2037, Call 7/15/2027 (5)	2,500,000	2,529,525
State of Wisconsin:
4.000%, 5/1/2027, Call 5/1/2022	800,000	857,096
5.000%, 3/1/2023, Call 9/1/2021	2,000,000	2,155,860
5.000%, 5/1/2027, Call 5/1/2022	25,000	27,550
5.000%, 5/1/2027, Call 5/1/2022	1,580,000	1,737,289
5.750%, 5/1/2029, Call 5/1/2019	105,000	105,706
5.750%, 5/1/2029, Call 5/1/2019	1,050,000	1,056,877
6.000%, 5/1/2033, Call 5/1/2019	135,000	135,960
6.000%, 5/1/2033, Call 5/1/2019	1,280,000	1,289,101
6.000%, 5/1/2036, Call 5/1/2019	1,965,000	1,978,971
Wisconsin Center District:
0.000%, 12/15/2033, Call 6/15/2026	2,200,000	1,289,398
0.000%, 12/15/2034, Call 6/15/2026	6,665,000	3,712,072
Wisconsin Center District, AGM:
5.250%, 12/15/2023	520,000	574,350
5.250%, 12/15/2027	1,930,000	2,258,003
Wisconsin Health & Educational Facilities Authority:
4.750%, 10/15/2029, Call 10/15/2021	605,000	640,017
5.000%, 6/1/2019	105,000	105,738
5.000%, 7/1/2019	340,000	343,723
5.000%, 7/1/2019	650,000	657,118
5.000%, 8/15/2019	250,000	253,803
5.000%, 8/15/2019	955,000	969,096
5.000%, 8/15/2020	1,060,000	1,109,470
5.000%, 3/1/2021	240,000	248,959

5.000%, 8/15/2021	1,160,000	1,249,912
5.000%, 3/1/2022	0	0
5.000%, 10/1/2022	750,000	831,247
5.000%, 12/15/2022	500,000	555,540
5.000%, 12/15/2023	500,000	568,325
5.000%, 12/15/2024	500,000	579,875
5.000%, 3/1/2025, Call 3/1/2024	315,000	339,784
5.000%, 6/1/2026, Call 6/1/2020	135,000	140,499
5.000%, 8/15/2027, Call 8/15/2022	500,000	553,595
5.000%, 12/15/2028, Call 12/15/2024	100,000	113,801
5.000%, 8/15/2029, Call 8/15/2022	1,700,000	1,885,232
5.000%, 4/1/2032, Call 10/1/2022	4,560,000	4,956,629
5.000%, 6/1/2032, Call 6/1/2022	1,000,000	1,071,290
5.000%, 8/15/2032, Call 8/15/2022	5,000,000	5,544,800
5.125%, 4/15/2031, Call 4/15/2023	250,000	283,878
5.250%, 6/1/2034, Call 6/1/2020	300,000	313,137
5.375%, 8/15/2024, Call 2/15/2020	1,625,000	1,681,647
Wisconsin Health & Educational Facilities Authority, AGM, 5.000%, 7/15/2027, Call 7/15/2021	3,655,000	3,937,641

		59,345,090
Wyoming — 0.1%
County of Laramie, 5.000%, 5/1/2027, Call 5/1/2021	1,000,000	1,064,890

Total Municipals (identified cost $1,673,499,114)		1,719,603,386

Short-Term Investments — 0.3%

Repurchase Agreements — 0.0%

Agreement with Fixed Income Clearing Corp., 1.400%, dated 2/28/2019, to be repurchased at $388,182 on 3/1/2019, collateralized by U.S. Government Treasury Obligations with a maturity of 11/15/2021, with a fair value $397,107, 0.000%	388,167	388,167

Short-Term Municipals — 0.3%

Florida — 0.3%
Jea Florida Electric System Revenue, 2.000%, 3/19/2019	5,000,000	5,000,000

Total Short-Term Investments (identified cost $5,388,166)		5,388,167

Total Investments — 98.2% (identified cost $1,678,887,280)		1,724,991,553

Other Assets and Liabilities — 1.8%		31,724,509

Total Net Assets — 100.0%		$1,756,716,062

(5)

Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based on criteria approved by the Board of Directors of the BMO Funds. At February 28, 2019 these securities amounted to:

Fund	Amount	% of Total Net Assets
Intermediate Tax-Free Fund	59,502,465	3.39

(6)	Each issue shows the rate of the discount at the time of purchase.
(7)

Denotes a variable rate security. The rate shown is the current interest rate as of February 28, 2019. Rate fluctuations are based underlying positions and/or other variables. For securities whose yields vary with a designated market index or market rate, the reference rate and spread are indicated in the description.

(9)	Purchased on a when-issued or delayed delivery basis.
(10)

Issue represents a convertible capital appreciation bond. These securities are tax-exempt bonds that originate as capital appreciation bonds with zero coupon features at time of issuance and convert to an interest paying bond at a pre-specified rate determined at time of issuance.

(11)

Issue represents an Auction Rate Security. An Auction Rate Security is a corporate or municipal bond debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

(12)	Securities that are subject to alternative minimum tax of the Intermediate Tax-Free Fund portfolio represents 2.34%, as calculated based upon total portfolio market value.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act. Based on their review, such officers have concluded that the disclosure controls and procedures were effective in ensuring that information required to be disclosed in this report was appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 13. Exhibits.

(a) (1) Not applicable to semi-annual reports.

(a) (2) Certifications required pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a) (3) Not applicable.

(a)(4) Not applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMO Funds, Inc.

By:	/s/ John M. Blaser
John M. Blaser
President

Date:	May 2, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Blaser
John M. Blaser
President
(Principal Executive Officer)

Date:	May 2, 2019

By:	/s/ Timothy M. Bonin
Timothy M. Bonin
Treasurer
(Principal Financial Officer)

Date:	May 2, 2019